As filed with the Securities and Exchange Commission on May 1, 2003

                                        Securities Act File No. 333-48456
                                Investment Company Act File No. 811-10183

-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         X


                  Pre-Effective Amendment No.

                  Post-Effective Amendment No.   10             X


REGISTRATION STATEMENT UNDER THE INVESTMENT
                  COMPANY ACT OF 1940                           X


                  Amendment No.   12


                        MET INVESTORS SERIES TRUST
            (Exact Name of Registrant as Specified in Charter)

                         22 Corporate Plaza Drive
                      Newport Beach, California 92660
                   ------------------------------------
            (Address of Principal Executive Offices) (Zip Code)

    Registrant's Telephone Number, Including Area Code: (800) 848-3854
    ------------------------------------------------------------------

                            Elizabeth M. Forget
                         -------------------------
                                 President
                        Met Investors Series Trust
         22 Corporate Plaza Drive, Newport Beach, California 92660
   --------------------------------------------------------------------
                  (Name and Address of Agent for Service)
                  ---------------------------------------

                                Copies to:
                          Robert N. Hickey, Esq.
                         Sullivan & Worcester LLP
                  1666 K St., N.W. Washington, D.C. 20006
          ------------------------------------------------------

It is proposed that this filing will become effective:


 X      immediately upon filing pursuant to paragraph (b)

____     on ________ pursuant to paragraph (b)
    _    60 days after filing pursuant to paragraph (a)(1)
   __    on ____________ pursuant to paragraph (a)(1)
_   _   75 days after filing pursuant to paragraph (a)(2)
   __    on ____________ pursuant to paragraph (a)(2) of Rule 485

   __ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                   _________________________________________




The Registrant has previously filed a declaration of indefinite registration of shares of beneficial interest of its J.P. Morgan Quality Bond Portfolio, MET/Putnam Capital Opportunities Portfolio (formerly known as J.P. Morgan Small Cap Stock Portfolio), J.P. Morgan Select Equity Portfolio, Lord Abbett Bond Debenture Portfolio, Lord Abbett Mid-Cap Value Portfolio, Lord Abbett Growth and Income Portfolio, PIMCO Total Return Portfolio, PIMCO Money Market Portfolio, PIMCO Innovation Portfolio, Oppenheimer Capital Appreciation Portfolio, Met/Putnam Research Portfolio, T. Rowe Price Mid-Cap Growth Portfolio (formerly known as MFS Mid Cap Growth Portfolio), MFS Research International Portfolio, Janus Aggressive Growth Portfolio, Lord Abbett Growth Opportunities Portfolio, Met/AIM Small Cap Growth Portfolio, Met/AIM Mid Cap Core Equity Portfolio, Harris Oakmark International Portfolio (formerly known as State Street Concentrated International Portfolio), Third Avenue Small Cap Value Portfolio, Lord Abbett America's Value Portfolio and PIMCO Inflation Protected Bond Portfolio.

                                  [FRONT COVER]




                           Met Investors Series Trust


                       J.P. Morgan Quality Bond Portfolio
                       J.P. Morgan Select Equity Portfolio



                  Lord Abbett Growth and Income Portfolio
                      Lord Abbett Bond Debenture Portfolio
                       Lord Abbett Mid-Cap Value Portfolio
                   Lord Abbett Growth Opportunities Portfolio



                      Lord Abbett America's Value Portfolio
                      MFS Research International Portfolio
                          PIMCO Money Market Portfolio
                          PIMCO Total Return Portfolio


                   Met/Putnam Capital Opportunities Portfolio
                (formerly J.P. Morgan Small Cap Stock Portfolio)
                     T. Rowe Price Mid-Cap Growth Portfolio
                     (formerly MFS Mid Cap Growth Portfolio)



                           Class A and Class B Shares

                                   Prospectus


                                   May 1, 2003



   Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has
               the Securities and Exchange Commission passed upon
                the accuracy or adequacy of this Prospectus. Any
                  representation to the contrary is a criminal
                                    offense.




                                TABLE OF CONTENTS
                                                                                                               Page

INTRODUCTION......................................................................................................3
------------
         Understanding the Trust..................................................................................3
         -----------------------
         Understanding the Portfolios.............................................................................3
         ----------------------------
THE PORTFOLIOS....................................................................................................6
--------------
         Investment Summary.......................................................................................6
         ------------------
                  J.P. Morgan Quality Bond
                  Portfolio.......................................................................................8
                  J.P. Morgan Select Equity
                  Portfolio.......................................................................................15
                  Lord Abbett Growth and Income
                  Portfolio.......................................................................................19
                  Lord Abbett Bond Debenture
                  Portfolio.......................................................................................23
                  Lord Abbett Mid-Cap Value
                  Portfolio.......................................................................................29
                  Lord Abbett Growth Opportunities
                  Portfolio.......................................................................................33
                  Lord Abbett America's Value
                  Portfolio.......................................................................................37
                  MFS Research International
                  Portfolio.......................................................................................41
                  PIMCO Money Market
                  Portfolio.......................................................................................46
                  PIMCO Total Return
                  Portfolio.......................................................................................40
                  Met/Putnam Capital Opportunities
                  Portfolio.......................................................................................55
                  T. Rowe Price Mid-Cap Growth
                  Portfolio.......................................................................................59

         Primary Risks of Investing in the Portfolios.............................................................64
         --------------------------------------------
         Additional Investment Strategies.........................................................................67
         --------------------------------
         Management...............................................................................................79
         ----------
                  The Manager.....................................................................................80
                  -----------
                  The Advisers....................................................................................82
                  ------------
                  Distribution Plan...............................................................................90
                  -----------------
YOUR INVESTMENT...................................................................................................91
---------------
         Shareholder Information..................................................................................91
         -----------------------
         Dividends, Distributions and Taxes.......................................................................91
         ----------------------------------
         Sales and Purchases of Shares............................................................................92
         -----------------------------
FINANCIAL HIGHLIGHTS..............................................................................................95
--------------------
FOR MORE INFORMATION.....................................................................................Back Cover
--------------------

         INTRODUCTION

     Understanding the Trust


         Met Investors Series Trust (the "Trust") is an open-end management investment company that offers a selection of twenty-one managed investment portfolios or mutual funds, only twelve of which are offered through this Prospectus (the "Portfolios"). Each of the twelve Portfolios described in this Prospectus has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio.


Investing Through a Variable Insurance Contract

         Class A and Class B shares of the Portfolios are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts (collectively, "Contracts"). Class A shares of certain of the Portfolios are also sold to qualified pension and profit sharing plans. The Class A shares of the Portfolios that are also sold to qualified plans are offered to plan participants through a separate prospectus.

         As a Contract owner, your premium payments are allocated to one or more of the Portfolios in accordance with your Contract.

         A particular Portfolio or class of a Portfolio of the Trust may not be available under the Contract you have chosen. The prospectus for the Contracts shows the Portfolios and classes available to you. Please read this Prospectus carefully before selecting a Portfolio. It provides information to assist you in your decision. If you would like additional information about a Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

         Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same investment advisers. The Portfolios in this Prospectus are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolios, different fees, and different asset sizes.

[SIDE BAR:

         Please see the Contracts prospectus that accompanies this Prospectus for a detailed explanation of your Contract.]

                  Understanding the Portfolios


         After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio, including information about its investment objective, principal investment strategy, primary risks, fees and expenses and past performance.


         Each of the Portfolios falls into one of three categories of funds. A particular type of Portfolio may be more appropriate for you depending upon your investment needs. Please see the Risk/Reward spectrum on the next page which lists the Portfolios in order of risk/reward from highest to lowest.

Description of Types of Funds:

Equity Funds

         Although they may involve more risk, historically, equity securities such as common stocks have offered higher returns than bonds or other investments over the long term. A domestic equity fund principally invests in equity securities of U.S. companies and may also, to a minor extent, invest in securities of companies located outside the United States. An international equity fund principally invests in the equity securities of companies located outside the United States.

Fixed Income Funds

         Fixed income securities are securities that pay a specified rate of return. Historically, fixed income funds are not as volatile as equity funds. These funds may lend stability to a portfolio made up primarily of stocks.

Money Market Funds

         Money market funds try (although there is no assurance that they will be successful) to maintain a share price of $1.00 while paying income to its shareholders. A stable share price protects your investment from loss.





Before you choose a Portfolio, please consider...
                                                                                                                         Higher


                                                                                                                         Risk/Reward





All of the Portfolios involve risk, but there is also the                         Met/Putnam Capital Opportunities Portfolio
potential for reward. You can lose money - and you can
make money. The Portfolios are structured so that each offers a different degree of risk and reward than others.


                                                                                  Lord Abbett Growth Opportunities Portfolio
Notice the scale at the right.  It covers, in the opinion of the

Portfolios' Manager, the full spectrum of risk/reward of the                      T. Rowe Price Mid-Cap Growth Portfolio
Portfolios described in this Prospectus.  Please note that the scale is for illustration purposes only and is not meant to convey the precise degree of difference in risk/reward among the
Portfolios.                                                                       Lord Abbett Mid-Cap Value Portfolio
What risk/reward level is for you? Ask yourself the following:



         How well do I handle fluctuations in my account value?


     The higher a Portfolio is on the risk/ reward spectrum, the                  MFS Research International Portfolio
     more its price is likely to move up and down on a day to day basis.  If this makes you uncomfortable, you may prefer an investment at the lower end of the scale that may not
     fluctuate in price as much.                                                  J.P. Morgan Select Equity Portfolio


         Am I looking for a higher rate of return? Generally, the higher the
     potential return, the higher the risk. If you find the potential to make     Lord Abbett Growth and Income Portfolio
     money is worth the possibility of losing more, then a Portfolio at the higher end of the spectrum may be right for you.





A final note: These Portfolios are designed for long-term                         Lord Abbett America's Value Portfolio
investment.
                                                                                  Lord Abbett Bond Debenture Portfolio






                                                                                  PIMCO Total Return Portfolio             Lower



                                                                                  J.P. Morgan Quality Bond Portfolio    Risk/Reward


                                                                                  PIMCO Money Market Portfolio


THE PORTFOLIOS

     Investment Summary

Each Portfolio's summary discusses the following :

o        Investment Objective

                  What is the Portfolio's investment goal?

o        Principal Investment Strategy

                  How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

o        Primary Risks

                  What are the specific risks of investing in the Portfolio?

o        Past Performance

                  How well has the Portfolio performed over time?

o        Fees and Expenses

                  What is the cost of investing in the Portfolio?


         [SIDE BAR: Each Portfolio in this Prospectus is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. Each Portfolio strives to reach its stated investment objective, which can be changed without shareholder approval. As with all mutual funds, there is no guarantee that a Portfolio will achieve its investment objective.

         In addition to its principal investment strategy, each Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in the Investment Summary section of the Prospectus. These other securities and investment techniques and practices in which a Portfolio may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus.

         [SIDE BAR: A Portfolio's Adviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive fixed income yield opportunities, when the issuer's investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions, or for other investment reasons.]

         Following the Investment Summary is the section entitled "Primary Risks of Investing in the Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments.

         The SAI provides more detailed information regarding the various types of securities that a Portfolio may purchase and certain investment techniques and practices of its Adviser.




         The Contracts may be sold by banks. An investment in a Portfolio of the Trust through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

[Left Side:]

                           J.P. Morgan Quality Bond Portfolio


Investment Objective:

         To provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

Principal Investment Strategy:

         The Portfolio will invest at least 80% of its net assets in investment grade fixed income debt securities under normal circumstances. Investment grade securities are those rated at least BBB by Standard & Poor's Ratings Services ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's") or that are unrated and in the Adviser's opinion are of comparable quality.

         The Portfolio invests in broad sectors of the fixed income market, including U.S. Government and agency securities, corporate securities including bonds, debentures and notes, asset-backed securities and mortgage-backed and mortgage-related securities. The Adviser actively manages the Portfolio's duration, the allocation of securities across market sectors, and the selection of specific securities within sectors. Based on fundamental, economic and capital markets research, the Adviser adjusts the duration of the Portfolio in light of market conditions and the Adviser's interest rate outlook. For example, if interest rates are expected to fall, the duration may be lengthened to take advantage of the expected associated increase in bond prices. The Adviser selects specific securities which it believes are undervalued for purchase using: advanced quantitative tools, analysis of credit risk, the expertise of a dedicated trading desk, and the judgment of fixed income portfolio managers and analysts. A security is considered undervalued when its price is lower than one would expect for an investment of similar quality, duration and structural characteristics.



         Under normal market conditions, the Portfolio's duration will range between one year shorter and one year longer than the duration of the Salomon Brothers Broad Investment Grade Bond Index, the Portfolio's benchmark. Currently, the benchmark's duration is approximately 4.04 years. The maturities of the individual securities in the Portfolio may vary widely, however.


         The Portfolio may invest in obligations issued or guaranteed by the U.S. Government and backed by the full faith and credit of the United States including Treasury securities and Government National Mortgage Association ("GNMA") certificates as well as obligations issued or guaranteed by U.S. Government agencies or instrumentalities where the Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment. Some examples of agencies or instrumentalities issuing these obligations are the Federal Farm Credit System, the Federal Home Loan Banks and the Federal National Mortgage Association.

         The Portfolio may also invest in municipal obligations that have been issued on a taxable basis or that have an attractive yield excluding tax considerations.

         The Portfolio may invest up to 20% of its assets in foreign debt securities, including Eurodollar bonds and Yankee bonds and securities of foreign governments and governmental entities. The Portfolio may also invest in debt securities of issuers located in emerging market countries.

         The Portfolio may keep a portion of its assets in cash or cash equivalents such as high quality short-term debt obligations including bankers' acceptances, commercial paper, certificates of deposit, Eurodollar obligations, variable amount master demand notes and money market mutual funds. Investments in cash or similar liquid securities (cash equivalents) generally do not provide as high a return as would assets invested in other types of securities.

         The Adviser may, when consistent with the Portfolio's investment objective, use options or futures for hedging and for risk management (i.e., to adjust duration or yield curve exposure, or to establish or adjust exposure to particular securities markets, or currencies); risk management may include management of the Portfolio's exposure relative to its benchmark.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 3, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Interest rate risk
o        Credit risk
o        Foreign investment risk



         Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.


         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

         The Portfolio's investments in derivatives to manage duration, yield curve exposure, and credit and spread volatility can significantly increase the Portfolio's exposure to market risk or risk of non-performance of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risks that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.


         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor fund (Quality Bond Portfolio, a series of Cova Series Trust, which commenced operations on May 1, 1996) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001. The Portfolio's Class B shares commenced operations on April 3, 2001.


         The bar chart below shows you the performance of the Portfolio's Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

------------- ----------- ----------- ------------ ----------- -----------


9.06%         8.37%       -1.54%      11.42%       7.03%       8.94%






97            98          99          00           01          02


------------- ----------- ----------- ------------ ----------- -----------

                         High Quarter: 4th - 2000 +4.59%


                         Low Quarter: 2nd -1999 - 1.46%



         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/02, as applicable, with the Salomon Brothers Broad Investment Grade Bond Index, a widely recognized unmanaged market-capitalized weighted index which includes fixed-rate Treasury, government sponsored, corporate (Baa3/BBB or better) and mortgage securities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


      -------------------------------------------------------------------------


                   Average Annual Total Return as of 12/31/02
              --------------- -------------- ------------ --------------


                                                                 Since
                                    1 Year        5 Year       Inception

                 --------------- -------------- ------------ --------------

   Class A                           8.94%         6.75%         7.27%
   Class B                           8.59%          __           7.13%
   Salomon Brothers Broad
      Investment Grade Bond
      Index                         10.09%         7.52%        8.04%*
   ------------------------- -------------- ------------ -------------- -------

         * Index performance is from 5/1/96.


[SIDE BAR:

         Portfolio Management:



o        J.P. Morgan Investment Management Inc.
         see page 82
o        For financial highlights
         see page 96]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)





         ----------------------------------- ----------------------------- -----------------------------
                                                       Class A                       Class B
         ----------------------------------- ----------------------------- -----------------------------
         ----------------------------------- ----------------------------- -----------------------------

         Management Fee                                 0.53%                         0.53%
         ----------------------------------- ----------------------------- -----------------------------
         ----------------------------------- ----------------------------- -----------------------------
         12b-1 Fees                                      None                         0.25%
         ----------------------------------- ----------------------------- -----------------------------
         ----------------------------------- ----------------------------- -----------------------------
         Other Expenses                                 0.18%                         0.18%
         ----------------------------------- ----------------------------- -----------------------------
         ----------------------------------- ----------------------------- -----------------------------
         Total Annual Portfolio Operating               0.71%                         0.96%
         Expenses Before Expense Waiver/
         Reimbursement
         ----------------------------------- ----------------------------- -----------------------------
         ----------------------------------- ----------------------------- -----------------------------
         Contractual Expense Waiver/                    0.01%                         0.01%
         Reimbursement*
         ----------------------------------- ----------------------------- -----------------------------
         ----------------------------------- ----------------------------- -----------------------------
         Total Annual Portfolio Operating               0.70%                         0.95%
         Expenses After Expense Waiver/
         Reimbursement
         ----------------------------------- ----------------------------- -----------------------------





* Met Investors Advisory LLC (the "Manager") and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.70% and 0.95%, respectively, for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.



         Example of Portfolio Expenses




---------------------------------------- -------------------------------------- --------------------------------------
                                                        Class A                                Class B
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------


1 Year                                                    $72                                    $97
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
3 Years                                                  $227                                   $306
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
5 Years                                                  $395                                   $532
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
10 Years                                                 $884                                  $1,181
---------------------------------------- -------------------------------------- --------------------------------------



[Left Side:]

                        J.P. Morgan Select Equity Portfolio


Investment Objective:

         To provide long-term growth of capital and income.

Principal Investment Strategy:


         The Portfolio is an actively managed portfolio of selected equity securities that seeks to outperform the total return of the S&P 500 Index, consistent with reasonable investment risk. The Portfolio is not subject to any limit on the size of companies in which it may invest, but intends, under normal circumstances, to be fully invested to the extent practicable primarily in the stock of large- and medium-sized companies included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Portfolio will typically hold between 80 and 120 stocks.



         In managing the Portfolio, the potential for appreciation and dividend growth is given more weight than current dividends.

         The Portfolio does not seek to achieve its objective with any individual portfolio security, but rather it aims to manage the portfolio as a whole in such a way as to achieve its objective. The Portfolio attempts to reduce risk by investing in many different economic sectors, industries and companies. The Adviser may moderately under- or over-weight selected economic sectors against the S&P 500 Index's sector weightings to seek to enhance the Portfolio's total return or reduce fluctuations in market value relative to the S&P 500 Index. In selecting securities, the Adviser will emphasize securities that it believes to be undervalued. Securities of a company may be undervalued for a variety of reasons such as an overreaction by investors to unfavorable news about a company, an industry, or the stock markets in general as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company.



         The Adviser uses a dividend discount model to rank companies within economic sectors according to their relative value and then separates them into quintiles by sector. The Portfolio will primarily overweight stocks from the first and second quintiles after consideration is given to market capitalizations.

         [Right side:]

Primary Risks:



         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 3, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk
o        Market capitalization risk
o        Investment style risk

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.



         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor fund (Select Equity Portfolio, a series of Cova Series Trust, which commenced operations on May 1, 1996) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001. The Portfolio's Class B shares commenced operations on April 3, 2001.



         The bar chart below shows you the performance of the Portfolio's Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                    Year-by-Year Total Return as of 12/31 of Each Year

-------------- ----------- ---------- ------------ ----------- ------------


   31.55%        22.56%      9.71%      -6.18%       -6.05%      -25.65%






     97            98         99          00           01          02
-------------- ----------- ---------- ------------ ----------- ------------




                        High Quarter: 4th - 1998 + 21.63%
                        Low Quarter: 3rd - 2002 - 17.89%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/02, as applicable, with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large - and medium - sized publicly traded companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.





    ---------------------------------------------------------------------------
                      Average Annual Total Return as of 12/31/02
                  -------------- ----------------- ----------- --------------

                                                                   Since
                                      1 Year         5 Year      Inception

                  -------------- ----------------- ----------- --------------

    Class A                          -25.65%         -2.50%        3.50%
    Class B                          -25.83%           __         -12.59%
    S&P 500 Index                    -22.10%         -0.59%       6.16%*
    ---------------------------- ------------ ----------- -------------- ------

                           *Index performance is from 5/1/96.


[SIDE BAR:

         Portfolio Management:



o        J.P. Morgan Investment Management Inc.
         see page 3
o        For financial highlights
         see page 100]



Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None





Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)


             --------------------------------- -------------------------- --------------------------
                                                        Class A                    Class B
             --------------------------------- -------------------------- --------------------------
             --------------------------------- -------------------------- --------------------------


             Management Fee                              0.62%                      0.62%
             --------------------------------- -------------------------- --------------------------
             --------------------------------- -------------------------- --------------------------
             12b-1 Fees                                  None                       0.25%
             --------------------------------- -------------------------- --------------------------
             --------------------------------- -------------------------- --------------------------
             Other Expenses                              0.17%                      0.18%
             --------------------------------- -------------------------- --------------------------
             --------------------------------- -------------------------- --------------------------
             Total Annual Portfolio                      0.79%                      1.05%
             Operating Expenses
             --------------------------------- -------------------------- --------------------------






Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses


-----------------------------------------------------------------------


                            Class A             Class B
-----------------------------------------------------------------------
-----------------------------------------------------------------------
1 Year                        $81                $108
-----------------------------------------------------------------------
-----------------------------------------------------------------------
3 Years                      $253                $336
-----------------------------------------------------------------------
-----------------------------------------------------------------------
5 Years                      $440                $582
-----------------------------------------------------------------------
-----------------------------------------------------------------------
10 Years                     $981               $1,288
-----------------------------------------------------------------------

[Left Side:]

                     Lord Abbett Growth and Income Portfolio


Investment Objective:

         To achieve long-term growth of capital and income without excessive fluctuation in market value.

Principal Investment Strategy:

         To pursue this objective, the Portfolio primarily purchases equity securities of large, seasoned, U.S. and multinational companies that the Adviser believes are undervalued. The Portfolio may invest in equity securities such as common stocks, convertible bonds, convertible preferred stocks and warrants and similar instruments. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies with market capitalizations of at least $5 billion at the time of purchase. This market capitalization may vary in response to changes in the markets.

         In selecting investments, the Portfolio attempts to invest in securities selling at reasonable prices in relation to the Adviser's assessment of their potential value. While there is the risk that an investment may never reach what the Adviser believes is its full value or may go down in value, the Adviser's emphasis on large, seasoned company value stocks may limit the Portfolio's downside risk because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be less volatile than the stocks of smaller companies.

[Right side:]

Primary Risks:



         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 3, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk
o        Market capitalization risk
o        Investment style risk

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.


         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor funds managed by the Adviser using the same investment objective and strategy as the Portfolio. On January 8, 1999 substantially all of the assets of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. were transferred to the Lord Abbett Growth and Income Portfolio, a series of Cova Series Trust. The assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Portfolio on February 12, 2001. The performance shown below for the Portfolio's Class A shares is the historical performance of the Lord Abbett Growth and Income Portfolio of Cova Series Trust (from January 8, 1999 through February 11, 2001) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999). The Portfolio's Class B shares commenced operations on March 22, 2001.


         The bar chart below shows you the performance of the Portfolio's Class A shares for the last ten calendar years. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.




                     Year-by-Year Total Return as of 12/31 of Each Year

------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- ------------


14.82%        2.78%       29.82%     19.45%      24.31%     12.87%      16.56%     14.68%      -5.77%     -17.95%






93            94          95         96          97         98          99         00          01         02
------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- ------------




                        High Quarter: 3rd - 1997 + 14.13%
                        Low Quarter: 3rd - 2002 - 19.80%



         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/02, as applicable, with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large - and medium - sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


  ---------------------------------------------------------------------------


                    Average Annual Total Return as of 12/31/02
                          1 Year        5 Year       10 Year
                          ------        ------       -------

                      --------------- ------------ ------------
  Class A             -17.95%         3.14%        10.28%
  Class B             -18.12%         ___          ___
  S&P 500 Index       -22.10%         -0.59%       9.34%
  --------------------------------- --------------- ------------ ------------



[SIDE BAR:

         Portfolio Management:


o        Lord, Abbett & Co. LLC
         see page 83
o        For financial highlights
         see page 105]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None




Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)





                 ------------------------------- ------------------------- ---------------------------
                                                         Class A                    Class B
                 ------------------------------- ------------------------- ---------------------------
                 ------------------------------- ------------------------- ---------------------------

                Management Fee                           0.58%                      0.58%
                 ------------------------------- ------------------------- ---------------------------
                 ------------------------------- ------------------------- ---------------------------
                 12b-1 Fees                                None                      0.25%
                 ------------------------------- ------------------------- ---------------------------
                 ------------------------------- ------------------------- ---------------------------
                 Other Expenses                           0.09%                      0.10%
                 ------------------------------- ------------------------- ---------------------------
                 ------------------------------- ------------------------- ---------------------------
                 Total Annual Portfolio                   0.67%                      0.93%
                 Operating Expenses
                 ------------------------------- ------------------------- ---------------------------





Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses




--------------------------------------------------------------------
                          Class A            Class B
--------------------------------------------------------------------
--------------------------------------------------------------------
1 Year                      $69                $95
--------------------------------------------------------------------
--------------------------------------------------------------------
3 Years                    $215               $298
--------------------------------------------------------------------
--------------------------------------------------------------------
5 Years                    $374               $517
--------------------------------------------------------------------
--------------------------------------------------------------------
10 Years                   $837              $1,147
--------------------------------------------------------------------

[Left Side:]

                      Lord Abbett Bond Debenture Portfolio

Investment Objective:

         To provide high current income and the opportunity for capital appreciation to produce a high total return.

Principal Investment Strategy:


         Under normal circumstances, the Portfolio invests substantially all (at least 80%) of its net assets in debt securities of various types. To pursue its goal, the Portfolio normally invests substantially all of its net assets in high yield and investment grade debt securities, but may also invest in securities convertible into common stocks. The Portfolio may invest up to 80% of its total assets in high yield/high risk debt securities (junk bonds). Debt securities normally will consist of secured debt obligations of the issuer (i.e., bonds), general unsecured debt obligations of the issuer (i.e., debentures) and debt securities which are subordinate in right of payment to other debt of the issuer. In no event will the Portfolio invest more than 10% of its gross assets at the time of investment in debt securities which are in default as to interest or principal. At least 20% of the Portfolio's assets must be invested in any combination of investment grade debt securities, U.S. Government securities and cash equivalents. The Portfolio may also invest up to 20% of its net assets in equity securities of large cap companies including common stocks, preferred stocks, convertible preferred stocks, warrants and similar instruments. The Portfolio attempts to invest in securities selling at reasonable prices in relation to the Adviser's assessment of their potential value.





         The Adviser will actively manage the Portfolio and seek unusual values, particularly in lower-rated debt securities, some of which are convertible into common stocks or have warrants attached to purchase common stocks. In selecting lower-rated bonds for investment, the Adviser does not rely upon ratings, which evaluate only the safety of principal and interest, not market value risk, and which, furthermore, may not accurately reflect an issuer's current financial condition. The Portfolio does not have any minimum rating criteria for its investments in bonds and some issuers may default as to principal and/or interest payments subsequent to the purchase of their securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, the Adviser believes that investment risk may be reduced, although there is no assurance that losses will not occur.




         The Portfolio normally invests in long-term debt securities when the Adviser believes that interest rates in the long run will decline and prices of such securities generally will be high. When the Adviser believes that long-term interest rates will rise, it may shift the Portfolio into short-term debt. Under normal circumstances, the duration of the Portfolio's debt securities will be between 3 to 7 years with an average maturity of 5 to 12 years.



         Capital appreciation may be obtained by investing in:

o debt securities when the trend of interest rates is expected to be down

o convertible debt securities or debt securities with warrants attached entitling the holder to purchase common stock

o debt securities of issuers in financial difficulties when, in the view of the Adviser, the problems giving rise to such difficulties can be successfully resolved, with a consequent improvement in the credit standing of the issuers (such investments involve corresponding risks that interest and principal payments may not be made if such difficulties are not resolved)



o equity securities

         The Portfolio may invest up to 20% of its net assets, at market value, in debt and equity securities primarily traded in foreign countries.



         The Portfolio may hold or sell any property or securities which it may obtain through the exercise of conversion rights or warrants or as a result of any reorganization, recapitalization or liquidation proceedings for any issuer of securities owned by it. In no event will the Portfolio voluntarily purchase any securities other than debt securities, if, at the time of such purchase or acquisition, the value of the property and securities, other than debt securities, in the Portfolio is greater than 20% of the value of its net assets.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 3, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk
o        Interest rate risk
o        Credit risk
o        High yield debt security risk
o        Foreign investment risk
o        Market capitalization risk
o        Investment style risk


Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.



         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust, which commenced operations on May 1, 1996) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001. The Portfolio's Class B shares commenced operations on March 22, 2001.



         The bar chart below shows you the performance of the Portfolio's Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.








               Year-by-Year Total Return as of 12/31 of Each Year


-------------- ----------- ------------ ----------- ------------ -----------
15.63%         6.26%       3.40%        0.87%       3.76%        -0.39%






97             98          99           00          01           02
-------------- ----------- ------------ ----------- ------------ -----------

                         High Quarter: 4th -2001 + 5.85%
                         Low Quarter: 3rd -1998 - 4.31%




         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/02, as applicable, with the Credit Suisse First Boston High Yield Index, which is representative of the lower rated debt (including non-convertible-preferred stocks) investments in the Portfolio; and with the Lehman Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



--------------------------------------------------------------------------------


                                       Average Annual Total Return
                                       as of 12/31/02
 ----------------- ----------------- ----------- -------------

                                                                  Since
                                      1 Year         5 Year     Inception

               ----------------- ----------------- ----------- -------------

 Class A                              -0.39%         2.75%        6.21%
 Class B                              -0.57%           __         0.33%
 Credit Suisse First Boston           3.11%          1.44%        4.30%*
    High Yield Index
 Lehman Aggregate Bond Index          10.27%         7.54%        8.03%*
------------------------------- ----------------- ----------- ------------- ----
       * Index performance is from 5/1/96.


[SIDE BAR:

         Portfolio Management:


o        Lord, Abbett & Co. LLC
         see page 83

o        For financial highlights
         see page 108]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None


Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)




  -------------------------------- ------------------- ------------------------
                                           Class A                  Class B
  -------------------------------- -------------------- ------------------------
  -------------------------------- -------------------- ------------------------
  Management Fee                            0.60%                    0.60%
  -------------------------------- -------------------- ------------------------
  -------------------------------- -------------------- ------------------------
  12b-1 Fees                                None                     0.25%
  -------------------------------- -------------------- ------------------------
  -------------------------------- -------------------- ------------------------
  Other Expenses                            0.17%                    0.20%
  -------------------------------- ------------------- ------------------------
  -------------------------------- -------------------- ------------------------
  Total Annual Portfolio                    0.77%                    1.05%
  Operating Expenses Before
  Expense Waiver/ Reimbursement
  -------------------------------- -------------------- ------------------------
  -------------------------------- -------------------- ------------------------
  Contractual Expense Waiver/               0.02%                    0.05%
  Reimbursement*
  -------------------------------- -------------------- ------------------------
  -------------------------------- -------------------- ------------------------
  Total Annual Portfolio                    0.75%                    1.00%
  Operating Expenses After
  Expense Waiver/ Reimbursement
  -------------------------------- -------------------- ------------------------




* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.75% and 1.00%, respectively, for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses




----------------------------------------------------------------------
                           Class A             Class B
----------------------------------------------------------------------
----------------------------------------------------------------------
1 Year                       $77                $103
----------------------------------------------------------------------
----------------------------------------------------------------------
3 Years                     $245                $331
----------------------------------------------------------------------
----------------------------------------------------------------------
5 Years                     $427                $577
----------------------------------------------------------------------
----------------------------------------------------------------------
10 Years                    $955               $1,283
----------------------------------------------------------------------

[Left Side:]

                            Lord Abbett Mid-Cap Value Portfolio


Investment Objective:

         The Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

Principal Investment Strategy:

         Under normal circumstances, at least 80% of the Portfolio's net assets will consist of investments in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion. This market capitalization may vary in response to changes in the markets.

         The Portfolio normally will be diversified among many issues representing many different industries. Selection of stocks is based on appreciation potential, without regard to current income. The Portfolio invests primarily in common stocks, including convertible securities, in companies with good prospects for improvement in earnings trends or asset values that are not yet fully recognized in the investment community. This potential for improvement may derive from such factors as:

o changes in the economic and financial environment

o new or improved products or services o new or rapidly expanding markets

o changes in management or structure of the company

o price increases due to shortages of resources or productive capacity

o  improved   efficiencies   resulting  from  new  technologies  or  changes  in
distribution o changes in governmental regulations, political climate or competitive conditions


         The companies represented in the Portfolio will have a strong or, in the perception of the Adviser, an improving financial position. At the time of purchase, the stocks may be largely neglected by the investment community or, if widely followed, they may be out of favor or at least controversial.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 65, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk
o        Market capitalization risk
o        Investment style risk


Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.


         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor fund (Mid-Cap Value Portfolio, a series of Cova Series Trust, which commenced operations on August 20, 1997) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001. The Portfolio's Class B shares commenced operations on April 3, 2001.


         The bar chart below shows you the performance of the Portfolio's Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                      Year-by-Year Total Return as of 12/31 of Each Year

------------ ------------ ----------- ----------- -----------


1.11%        5.71%        52.87%      8.10%       -9.31%






98           99           00          01          02
------------ ------------ ----------- ----------- -----------



                     High Quarter: 2nd - 1999 + 16.83%
                        Low Quarter: 3rd - 1998 - 17.02%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/02, as applicable, with the Russell Midcap Index, a widely recognized unmanaged index measuring the broad market performance of the 800 smallest companies in the Russell 1000 Index which represents approximately 24% of the total market capitalization of the Russell 1000 Index, and with the S&P Mid Cap 400/Barra Value Index, a market capitalization-weighted index of the stocks in the S&P Mid Cap 400 Index having low price-to-book ratios. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

         -----------------------------------------------------------------------
                                       Average Annual Total Return
                                       as of 12/31/02
          -------------- ---------------- ------------ --------------


                                                                Since
                                  1 Year         5 Year       Inception

               -------------- ---------------- ------------ --------------

 Class A                          -9.31%          9.88%        10.15%
 Class B                          -9.58%           __           0.38%
 Russell Midcap Index             -16.19%         2.19%        3.07%*
 S&P Mid Cap 400/Barra            -10.11%         5.69%        7.47%**
 Value Index
 ---------------------------- ---------------- ------------ ------------- ------

       *      Index performance is from 8/20/97.
       **     Index performance is from 8/1/97.



[SIDE BAR:

         Portfolio Management:


o        Lord, Abbett & Co. LLC
         see page 83
o        For financial highlights
         see page 112]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None


Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)




               ----------------------------------- ------------------------ -----------------------
                                                             Class A                 Class B
                 ----------------------------------- ------------------------ -----------------------
                 ----------------------------------- ------------------------ -----------------------
                 Management Fee                               0.70%                   0.70%
                 ----------------------------------- ------------------------ -----------------------
                 ----------------------------------- ------------------------ -----------------------
                 12b-1 Fees                                   None                    0.25%
                 ----------------------------------- ------------------------ -----------------------
                 ----------------------------------- ------------------------ -----------------------
                 Other Expenses                               0.20%                   0.21%
                 ----------------------------------- ------------------------ -----------------------
                 ----------------------------------- ------------------------ -----------------------
                 Total Annual Portfolio Operating             0.90%                   1.16%
                 Expenses
                 ----------------------------------- ------------------------ -----------------------




Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses



--------------------------------------------------------------------
                       Class A               Class B
--------------------------------------------------------------------
--------------------------------------------------------------------
1 Year                   $92                  $119
--------------------------------------------------------------------
--------------------------------------------------------------------
3 Years                 $288                  $370
--------------------------------------------------------------------
--------------------------------------------------------------------
5 Years                 $500                  $642
--------------------------------------------------------------------
--------------------------------------------------------------------
10 Years               $1,112                $1,415
--------------------------------------------------------------------

[Left Side:]

                    Lord Abbett Growth Opportunities Portfolio

Investment Objective:

         Capital appreciation.

Principle Investment Strategy:


         The Portfolio invests normally at least 65% of its net assets in equity securities of mid-sized companies. A mid-sized company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Midcap Index, a widely used benchmark for mid-cap stock performance, as of July 1, 2002. As of such date, the market capitalization range of the Russell Midcap Index was approximately $300 million to $12 billion. This market capitalization range will vary in response to changes in the market over time. The Portfolio uses a growth style of investing which means that the Adviser favors companies that show the potential for strong revenue and earnings growth.

         Typically, in choosing stocks, the Adviser looks for mid-sized companies using:

o fundamental research to identify companies likely to produce superior returns over a two to five year time frame, by analyzing the dynamics in each company within its industry and within the economy

o quantitative research to identify companies with superior growth possibilities


         The Portfolio may also invest in equity securities such as convertible securities warrants, American Depositary Receipts and similar instruments.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 3, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk
o        Foreign investment risk
o        Market capitalization risk
o        Investment style risk




Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.



         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on May 1, 2001.

         The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.





                      Year-by-Year Total Return as of 12/31

                       ------------------------------


                                 -24.41%





                                    02
                      ------------------------------

                        High Quarter: 4th - 2002 + 2.74%

                     Low Quarter: 3rd - 2002 -15.77%


         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02 with the Russell Midcap Growth Index. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those companies in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index which represents approximately 24% of the total market capitalization of the Russell 1000 Index. The median market capitalization is approximately $3.6 billion. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



  -----------------------------------------------------------------------------
                                        Average Annual Total Return
                                        as of 12//31/02

                                  1 Year                Since Inception
    Class A                        -24.25%                    -18.69%
    Class B                        -24.41%                    -18.82%
    Russell Midcap Growth          -27.40%                    -23.87%*
    -------------------------------- ----------------- -------------------------
  * Index performance is from 2/12/01.

         For information on Lord, Abbett & Co. LLC's prior performance with a comparable fund, see page 84.


[SIDE BAR:

Portfolio Management:


o        Lord, Abbett & Co. LLC
         see page 83
o        For financial highlights see page 112]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None



Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                ----------------------------------- ----------------------------- --------------------------
                                                              Class A                      Class B


             ----------------------------------- ----------------------------- --------------------------
                ----------------------------------- ----------------------------- --------------------------


                Management Fee                                 0.70%                        0.70%
                ----------------------------------- ----------------------------- --------------------------
                ----------------------------------- ----------------------------- --------------------------
                12b-1 Fees                                      None                        0.25%
                ----------------------------------- ----------------------------- --------------------------
                ----------------------------------- ----------------------------- --------------------------
                Other Expenses                                 0.99%                        1.03%
                ----------------------------------- ----------------------------- --------------------------
                ----------------------------------- ----------------------------- --------------------------
                Total Annual Portfolio Operating               1.69%                        1.98%
                Expenses Before Expense Waiver/
                Reimbursement
                ----------------------------------- ----------------------------- --------------------------
                ----------------------------------- ----------------------------- --------------------------
                Contractual Expense Waiver/                    0.79%                        0.83%
                Reimbursement*
                ----------------------------------- ----------------------------- --------------------------
                ----------------------------------- ----------------------------- --------------------------
                Total Annual Portfolio Operating               0.90%                        1.15%
                Expenses After Expense Waiver/
                Reimbursement
                ----------------------------------- ----------------------------- --------------------------





* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.90% and 1.15%, respectively, for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.


         Example of Portfolio Expenses

---------------------------------------------------------------------


                        Class A               Class B
---------------------------------------------------------------------
---------------------------------------------------------------------
1 Year                    $92                  $118
---------------------------------------------------------------------
---------------------------------------------------------------------
3 Years                  $459                  $546
---------------------------------------------------------------------
---------------------------------------------------------------------
5 Years                  $850                  $999
---------------------------------------------------------------------
---------------------------------------------------------------------
10 Years                $1,944                $2,256
---------------------------------------------------------------------

                      Lord Abbett America's Value Portfolio



Investment Objective:


         To provide current income and capital appreciation.

Principal Investment Strategy:


         The Portfolio normally invests in equity securities of companies with market capitalizations greater than $500 million at the time of purchase and fixed income securities of various types. The Portfolio's Adviser generally uses a value approach to identify particular investments for the Portfolio. The mix of the Portfolio's investments at any time will depend on the Adviser's judgments regarding the degree to which the Adviser believes specific securities are undervalued (that is, with the highest projected total return/yield potential) and is subject to change. Under normal circumstances, the Portfolio invests at least 65% of its net assets in equity securities and may invest its remaining assets in equity or fixed income securities. The Portfolio invests under normal circumstances at least 80% of its net assets in equity and fixed income securities issued by companies organized in or maintaining their principal place of business in the United States, or whose securities are traded primarily in the United States.

         In the case of equity securities, the Adviser focuses on companies that are believed have the potential for significant market appreciation due to growing recognition of improvement in their financial results or increasing anticipation of such improvement. The Adviser looks for such factors as:

o        changes in economic and financial environments
o        new or improved products or services
o        new or rapidly expanding markets
o        changes in management or structure of the company
o        price increases for the company's products or services
o improved efficiencies resulting from new technologies or changes in distribution
o        changes in government regulations, political or competitive conditions

         The equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, warrants, and similar instruments.

         The Portfolio may invest in various fixed income securities including investment grade debt securities, mortgage-related or other asset-backed securities, high yield securities ("junk bonds"), U.S. Government securities, and cash equivalents. In selecting investments for the Portfolio the Adviser seeks unusual values, using fundamental, bottom-up research to identify undervalued securities that it is believed will produce a high total return. It is expected that a significant portion of the Portfolio's assets (as much as 30%) maybe invested in junk bonds. Through portfolio diversification, credit analysis and attention to current developments and trends in interest rates and economic conditions, the Adviser believes investment risks may be reduced although there is no assurance that losses will not occur. Although the Portfolio may purchase securities with maturities of up to 30 years, during normal market conditions its average portfolio maturity is expected to be between 5 and 10 years.

         The Portfolio may invest up to 20% of its net assets, in foreign securities primarily traded outside the United States.

[Right side:]


Primary Risks:



         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 3, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:




o        Market risk
o        Interest rate risk
o        Credit risk
o        High yield debt security risk
o        Foreign investment risk
o        Market capitalization risk
o        Investment style risk

         Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage-obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

Past Performance:


         The Portfolio commenced operations on May 1, 2003. No performance information is currently available. For information on Lord, Abbett & Co. LLC's prior performance with a comparable fund, see page 85.


 [SIDE BAR:

         Portfolio Management:


o        Lord, Abbett & Co. LLC
         see page 83]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the year ended December 31, 2003 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of the those fees, expenses and charges.

Shareholder Transaction Expenses - None


Annual Portfolio Operating Expense (expenses that are deducted from Portfolio assets).

                ------------------------------------ ------------------------ --------------------------


                                                             Class A                   Class B
                ------------------------------------ ------------------------ --------------------------
                ------------------------------------ ------------------------ --------------------------



                Management Fee                                0.65%                     0.65%
                ------------------------------------ ------------------------ --------------------------
                ------------------------------------ ------------------------ --------------------------
                12b-1 Fees                                    None                      0.25%
                ------------------------------------ ------------------------ --------------------------
                ------------------------------------ ------------------------ --------------------------
                Other Expenses                                0.78%                     0.78%
                ------------------------------------ ------------------------ --------------------------
                ------------------------------------ ------------------------ --------------------------
                Total Annual Portfolio Operating              1.43%                     1.68%
                Expenses Before Expense Waiver/
                Reimbursement
                ------------------------------------ ------------------------ --------------------------
                ------------------------------------ ------------------------ --------------------------
                Contractual Expense Waiver/                   0.63%                     0.63%
                Reimbursement*
                ------------------------------------ ------------------------ --------------------------
                ------------------------------------ ------------------------ --------------------------
                Total Annual Portfolio Operating              0.80%                     1.05%
                Expenses After Expense Waiver/
                Reimbursement
                ------------------------------------ ------------------------ --------------------------



* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed .80% and 1.05%, respectively, for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

-----------------------------------------------------------------------


                          Class A               Class B
-----------------------------------------------------------------------
-----------------------------------------------------------------------
1 Year                      $82                  $108
-----------------------------------------------------------------------
-----------------------------------------------------------------------
3 Years                    $455                  $534
-----------------------------------------------------------------------

[Left Side:]

                      MFS Research International Portfolio


Investment Objective:

         The Portfolio's investment objective is capital appreciation.


Principal Investment Strategy:


         The Portfolio invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts of foreign companies. The Portfolio focuses on foreign companies (including up to 25% of its net assets in emerging market issues) that the Portfolio's Adviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio may invest in companies of any size. The Portfolio does not emphasize any particular country and, under normal market conditions, will be invested in at least five countries. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

         A committee of investment research analysts selects securities for the Portfolio. This committee includes investment analysts employed by the Adviser and its affiliates. The committee allocates the Portfolio's assets among various geographic regions and industries. Individual analysts then select what they view as the securities best suited to achieve the Portfolio's investment objective within their assigned industry responsibility.


[SIDE BAR:
---------

         A company's principal activities are determined to be located in a particular country if the company (a) is organized under the laws of, and maintains a principal office in a country; (b) has its principal securities trading market in a country, (c) derives 50% of its total revenues from goods or services performed in the country, or (d) has 50% or more of its assets in the country.]

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 3, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk
o        Foreign investment risk
o        Market capitalization risk
o        Investment style risk

         The Portfolio may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance.

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economics based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Past Performance:


         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on May 1, 2001.

         The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                      Year-by-Year Total Return as of 12/31

                      ------------------------------
                                -11.80%






                                   02
                       ------------------------------


                        High Quarter: 4th - 2002 + 4.61%
                        Low Quarter: 3rd - 2002 -14.58%


         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02 with the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE"), a widely recognized unmanaged index which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

------------------------------------------------------------------------------


                                                Average Annual Total Return
                                                as of 12/31/02
                                                  Since
             1 Year Inception



  Class A                          -11.52%       -13.35%
  Class B                          -11.80%       -14.25%
  MSCI EAFE Index                  -15.65%       -17.74%*
  ----------------------------- -------------- -------- ------------------------
        * Index performance is from 2/12/01.


         For information on Massachusetts Financial Services Company's prior performance with a comparable fund, see page 86.

[SIDE BAR:
---------

         Portfolio Management:


o Massachusetts Financial Services Company see page 86
o        For financial highlights
         See page 120]



Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None


Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)


             ------------------------------------- --------------------------- --------------------------
                                                            Class A                     Class B
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------


             Management Fee                                  0.80%                       0.80%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             12b-1 Fees                                       None                       0.25%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Other Expenses                                  1.06%                       1.02%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                1.86%                       2.07%
             Expenses Before Expense Waiver/
             Reimbursement
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Contractual Expense Waiver/                     0.76%                       0.72%
             Reimbursement*
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                1.10%                       1.35%
             Expenses After Expense Waiver/
             Reimbursement
             ------------------------------------- --------------------------- --------------------------



* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 1.10% and 1.35%, respectively, for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses


---------------------------------------------------------------
                       Class A          Class B
---------------------------------------------------------------
---------------------------------------------------------------
1 Year                  $113             $138
---------------------------------------------------------------
---------------------------------------------------------------
3 Years                 $515             $584
---------------------------------------------------------------
---------------------------------------------------------------
5 Years                 $942            $1,056
---------------------------------------------------------------
---------------------------------------------------------------
10 Years               $2,132           $2,361
---------------------------------------------------------------

[Left Side:]

                         PIMCO Money Market Portfolio


Investment Objective:

         The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.

Principal Investment Strategy:

         The Portfolio seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Portfolio may not exceed 90 days. The Portfolio attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.


         The Portfolio may invest in the following: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Portfolio may invest more than 25% of its total assets in securities or obligations issued by U.S. banks.

         The Portfolio's investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 3, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Interest rate risk
o        Credit risk
o        Foreign investment risk

Past Performance:


         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on January 3, 2002.

         The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                      Year-by-Year Total Return as of 12/31
                       ------------------------------



                                  1.09%





                                   02
                       ------------------------------

                       High Quarter: 2nd - 2002 + 0.30%
                       Low Quarter: 4th - 2002 + 0.24%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02, as applicable, with the Salomon 3-Month Treasury Bill Index, an unmanaged index. In this Index, equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



        -------------------------------------------------------------------
                                             Average Annual Total Return
                                             as of 12/31/02
                                                                     Since
                                                      1 Year       Inception


                     Class A                            ___          1.31%
                     Class B                           1.09%         2.07%
                     Salomon 3-Month Treasury          1.70%         2.62%*
                        Bill
                     ----------------------------- -------------- ---- --------
                           * Index performance is from 2/28/01.


         For up-to-date yield information, call (800) 848-3854.

[SIDE BAR:

         Portfolio Management:


o Pacific Investment Management Company LLC see page 87

o        For financial highlights
         See page 124]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None



Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



             ------------------------------------- --------------------------- --------------------------
                                                            Class A                     Class B
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Management Fee                                  0.40%                       0.40%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             12b-1 Fees                                       None                       0.25%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Other Expenses                                  0.36%                       0.21%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                0.76%                       0.86%
             Expenses

             ------------------------------------- --------------------------- --------------------------




Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

----------------------------------------------------------------------


                           Class A            Class B
----------------------------------------------------------------------
----------------------------------------------------------------------
1 Year                        $78                $88
----------------------------------------------------------------------
----------------------------------------------------------------------
3 Years                      $244               $275
----------------------------------------------------------------------
----------------------------------------------------------------------
5 Years                      $424               $479
----------------------------------------------------------------------
----------------------------------------------------------------------
10 Years                     $945              $1,064
----------------------------------------------------------------------

[Left Side:]

                        PIMCO Total Return Portfolio


Investment Objective:

         The Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

Principal Investment Strategy:

         The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Adviser's forecast for interest rates.

         The Portfolio invests primarily in investment grade debt securities, U.S. Government securities and commercial paper and other short-term obligations. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

         The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. In addition, the Portfolio may engage in forward commitments, when-issued and delayed delivery securities transactions. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 3, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk
o        Interest rate risk
o        Credit risk
o        Foreign investment risk

         Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

         The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

Past Performance:



         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on May 1, 2001.

         The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                      Year-by-Year Total Return as of 12/31



                         ------------------------------


                                   9.29%






                                      02
                       ------------------------------




                        High Quarter: 3rd - 2002 + 3.65%
                        Low Quarter: 1st - 2002 0.00%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02 with the Lehman Brothers Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.







      -------------------------------------------------------------------
                                            Average Annual Total
                                            Return as of 12/31/02

                                                              Since
                                           1 Year            Inception


      Class A                           9.57%                 9.79%
      Class B                           9.29%                 8.49%
      Lehman Brothers Aggregate        10.27%                 8.75%*
         Bond Index
      ----------------------------- -------------- ------------- --------




            * Index performance is from 2/28/01.



         For information on Pacific Investment Management Company LLC's prior performance with a comparable fund, see page 87.

[SIDE BAR:

         Portfolio Management:

o Pacific Investment Management Company LLC see page 87

o        For financial highlights see page 128]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None



Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



            ------------------------------------- --------------------------- --------------------------


                                                            Class A                     Class B
             ------------------------------------- --------------------------- --------------------------


          ------------------------------------- --------------------------- --------------------------


             Management Fee                                  0.50%                       0.50%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             12b-1 Fees                                       None                       0.25%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Other Expenses                                  0.15%                       0.15%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                0.65%                       0.90%
             Expenses
             ------------------------------------- --------------------------- --------------------------




Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.


         Example of Portfolio Expenses


------------------------------------------------------------------
                         Class A           Class B
------------------------------------------------------------------
------------------------------------------------------------------
1 Year                     $67               $92
------------------------------------------------------------------
------------------------------------------------------------------
3 Years                   $209              $288
------------------------------------------------------------------
------------------------------------------------------------------
5 Years                   $363              $500
------------------------------------------------------------------
------------------------------------------------------------------
10 Years                  $812             $1,112
------------------------------------------------------------------

         [Left Side:]

                   Met/Putnam Capital Opportunities Portfolio
                (formerly J.P. Morgan Small Cap Stock Portfolio)

Investment Objective:

         Long-term growth of capital.

Principal Investment Strategy:

         The Portfolio invests mainly in the common stocks of U.S. companies which the Adviser believes have favorable investment potential. For example, the Adviser may purchase stocks of companies with stock prices that reflect a value lower than that the Adviser places on the company. The Adviser may also consider other factors that are believed will cause the stock price to rise. Investments are mainly in small- and mid-sized companies.

         The Portfolio may also invest up to 20% of its assets in foreign securities.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 3, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk
o        Foreign investment risk
o        Market capitalization risk
o        Investment style risk

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor fund (Small Cap Stock Portfolio, a series of Cova Series Trust, which commenced operations on May 1, 1996) managed by the Portfolio's former investment adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001. The Portfolio's Class B shares commenced operations on April 3, 2001. Effective May 1, 2003, Putnam Investment Management, LLC became the Portfolio's Adviser. Performance information prior to that date is attributable to the Portfolio's former investment adviser.

         The bar chart below shows you the performance of the Portfolio's Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                Year-by-Year Total Return as of 12/31 of Each Year


-------------- ------------ ------------ ----------- ------------ ------------


   20.89%        -5.40%       44.56%      -10.55%      -8.42%       -20.39%






     97            98           99           00          01           02
-------------- ------------ ------------ ----------- ------------ ------------



                        High Quarter: 4th - 1999 + 35.13%
                        Low Quarter: 3rd - 2001 - 23.01%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/02, as applicable, with the Russell 2000 Index, a widely recognized unmanaged index that measures small company stock performance. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


  ------------------------------------------------------------------------------


                    Average Annual Total Return as of 12/31/02
              -------------- ---------------- ---------- -------------
                                                          Since
                                 1 Year        5 Year     Inception

              -------------- ---------------- ---------- -------------

Class A                          -21.05%       -2.42%       2.27%
Class B                          -21.19%         ___        -7.55%
Russell 2000 Index               -20.48%       -1.36%       2.80%*
---------------------------- ---------------- ---------- ------------- ---------


      * Index performance is from 5/1/96.



For information on Putnam Investment Management, LLC's prior performance with a comparable fund, see page 88.

SIDE BAR:

         Portfolio Management:

o        Putnam Investment Management, LLC
         see page 88
o        For financial highlights
         see page 132]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)


              --------------------------------------------------------------


                                         Class A          Class B
              --------------------------------------------------------------
              --------------------------------------------------------------
              Management Fee              0.85%            0.85%
              --------------------------------------------------------------
              --------------------------------------------------------------
              12b-1 Fees                   None            0.25%
              --------------------------------------------------------------
              --------------------------------------------------------------
              Other Expenses              0.35%            0.37%
              --------------------------------------------------------------
              --------------------------------------------------------------
              Total Annual Portfolio      1.20%            1.47%
              Operating Expenses
              --------------------------------------------------------------




Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses


----------------------------------------------------------------------------

                             Class A                 Class B
----------------------------------------------------------------------------
----------------------------------------------------------------------------
1 Year                        $123                    $151
----------------------------------------------------------------------------
----------------------------------------------------------------------------
3 Years                       $383                    $468
----------------------------------------------------------------------------
----------------------------------------------------------------------------
5 Years                       $663                    $808
----------------------------------------------------------------------------
----------------------------------------------------------------------------
10 Years                     $1,461                  $1,767
----------------------------------------------------------------------------

         [Left Side:]

                      T. Rowe Price Mid-Cap Growth Portfolio
                     (formerly MFS Mid Cap Growth Portfolio)

Investment Objective:

         Long-term growth of capital.

Principal Investment Strategy:

         The Portfolio will invest, under normal market conditions, at least 80% of its net assets in a diversified portfolio of common stocks of mid-cap companies whose earnings the Adviser expects to grow at a faster rate than the average company. The Adviser defines mid-cap companies as those whose market capitalization falls within the range of either the S&P MidCap 400 Index or the Russell Midcap Growth Index. The market capitalization of the companies and the S&P and Russell indices changes over time. The Portfolio will not automatically sell or cease to purchase stock of a company it already owns because the company's market capitalization grows or falls outside this range.

         In selecting investments, the Adviser generally favors companies that:

o        have proven products or services;
o        have a record of above-average earnings growth;
o        have demonstrated potential to sustain earnings growth;
o        operate in industries experiencing increasing demand; or
o        have stock prices that appear to undervalue their growth prospects.

         In pursuing its investment objective, the Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

         The Portfolio is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended, which means that it could concentrate its investments in a smaller number of companies than many other funds. Although the Adviser expects the Portfolio to operate as a diversified investment company, the Portfolio will retain its "non-diversified" classification to give the Adviser the flexibility to pursue a more selective investment strategy.

 [Right Side:]

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 3, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk
o        Market capitalization risk
o        Investment style risk

         In addition, because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on May 1, 2001. Effective January 1, 2003, T. Rowe Price Associates, Inc. became the Portfolio's Adviser. Investment performance information prior to that date is attributable to the Portfolio's former investment adviser.

         The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                      Year-by-Year Total Return as of 12/31


                   ------------------------------


                                   -44.04%





                                     02


                      ------------------------------


                        High Quarter: 4th - 2002 + 7.30%
                        Low Quarter: 2nd - 2002 -30.65%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02 with the Russell Midcap Growth Index, an unmanaged index that measures the performance of those Russell mid cap companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


        -------------------------------------------------------------------


                                                      Average Annual
                                                       Total Return as of
                                                        12/31/02
                                                        Since
                   1 Year Inception


        Class A                          -44.00%       -35.52%
        Class B                          -44.04%       -32.66%
        Russell Midcap Growth Index      -27.40%       -23.87%*
        ----------------------------- -------------- ------------- --------



                        * Index performance is from 2/12/01.

         For information on T. Rowe Price Associates, Inc.'s prior performance with a comparable fund, see page 90.

[SIDE BAR:

         Portfolio Management:

o        T. Rowe Price Associates, Inc.
         see page 89
o        For financial highlights
         See page 136]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expenses and expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None







Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)


  ---------------------------------------------------- ------------------------


                                            Class A                 Class B
  ----------------------------------------------------- ------------------------
  ----------------------------------------------------- ------------------------
  Management Fee                             0.75%                   0.75%
  ---------------------------------------------------- ------------------------
  ----------------------------------------------------- ------------------------
  12b-1 Fees                                 None                    0.25%
  ----------------------------------------------------- ------------------------
  ----------------------------------------------------- ------------------------
  Other Expenses                             0.45%                   0.51%
  ----------------------------------------------------- ------------------------
  ----------------------------------------------------- ------------------------
  Total Annual Portfolio Operating           1.20%                   1.51%
  Expenses Before Expense Waiver/
  Reimbursement
   ----------------- ---------------------- ------------------------
  ----------------------------- ---------------------- ------------------------
  Contractual Expense Waiver/                0.25%                   0.31%
  Reimbursement*
  ------------------------------ ---------------------- ------------------------
  ------------------------------ ---------------------- ------------------------
  Total Annual Portfolio Operating           0.95%                   1.20%
  Expenses After Expense Waiver/
  Reimbursement
  ------------------------------ ---------------------- ------------------------



* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.95% and 1.20%, respectively, for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses


-----------------------------------------------------------------


                        Class A           Class B
-----------------------------------------------------------------
-----------------------------------------------------------------
1 Year                    $97              $123
-----------------------------------------------------------------
-----------------------------------------------------------------
3 Years                  $358              $450
-----------------------------------------------------------------
-----------------------------------------------------------------
5 Years                  $639              $799
-----------------------------------------------------------------
-----------------------------------------------------------------
10 Years                $1,439            $1,785
-----------------------------------------------------------------

         Primary Risks of Investing in the Portfolios

         One or more of the following primary risks may apply to your Portfolio. Please see the Investment Summary for your particular Portfolio to determine which risks apply and for a discussion of other risks that may apply to the Portfolio. Please note that there are many other circumstances that could adversely affect your investment and prevent a Portfolio from its objective, which are not described here.

Market Risk

         A Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by a Portfolio's Adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Portfolio could also miss attractive investment opportunities if its Adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the Adviser overweights fixed income markets or industries where there are significant declines.


         Stocks purchased in initial public offerings (IPOs) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio's shares.


Interest Rate Risk

         The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If your Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

         Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

Credit Risk

         The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

High Yield Debt Security Risk

         High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A Portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a Portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a Portfolio's Adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

         You should understand that high yield securities are not generally meant for short-term investing. When a Portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

Foreign Investment Risk

         Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

o Foreign markets may be less liquid and more volatile than U.S. markets.

o Foreign securities often trade in currencies other than the U.S. dollar, and a Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Portfolio's foreign currency or securities holdings.

o Costs of buying, selling and holding foreign securities,  including brokerage,
tax  and  custody  costs,   may  be  higher  than  those  involved  in  domestic
transactions.

Market Capitalization Risk

         Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

         Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other funds that employ a different investment style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

         Additional Investment Strategies



         In addition to the principal investment strategies discussed in each individual Portfolio's Investment Summary, a Portfolio, as indicated in the chart below, may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. The SAI provides a more detailed discussion of certain of these and other securities and indicates if a Portfolio is subject to any limitations with respect to a particular investment strategy. These strategies and techniques may involve risks. Although a Portfolio that is not identified below in connection with a particular strategy or technique generally has the ability to engage in such a transaction, its Adviser currently intends to invest little, if any, of the Portfolio's assets in that strategy or technique. (Please note that some of these strategies may be a principal investment strategy for a particular Portfolio and consequently are also described in that Portfolio's Investment Summary.) The Portfolios are not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus.








              J.P.      J.P.      Lord     Lord      Lord      Lord       Lord      MFS       PIMCO     PIMCO    Met/      T. Rowe
              Morgan    Morgan    Abbett   Abbett    Abbett    Abbett    Abbett     Research  Money     Total    Putnam    Price
              Quality   Select    Growth   Bond      Mid-Cap   Growth    America's  Inter-    Market    Return   Capital   Mid-Cap
              Bond      Equity     and     Debenture Value     Oppor-    Value      national Portfolio Portfolio Oppor-    Growth
             Portfolio  Portfolio Income   Portfolio Portfolio tunities  Portfolio  Portfolio                    tunities  Portfolio
                                  Portfolio                    Portfolio                                         Portfolio





Brady Bonds      X                                                                                        X



Collateralized
 Mortgage        X                           X                              X                    X        X
Obligations




Convertible
Securities       X                  X        X         X          X         X          X                             X          X

Depositary
Receipts                   X        X        X         X          X         X          X                             X          X



Derivatives:     X                                                                     X                             X          X





                                                                                                 X



Options                                                                     X                             X

Futures          X                                                          X          X                  X           X          X



Direct
Participation    X                                                                                        X
in Corporate
Loans



Dollar Roll
Transactions     X                                                          X                             X




Foreign
Currency         X                                                          X          X                  X           X          X
Transactions




Foreign Debt
Securities       X                          X                               X          X                              X          X




Foreign Equity
Securities                           X                  X          X        X          X                              X          X





Forward
Commitments,     X                          X                               X          X                  X                      X


When-Issued
and Delayed
Delivery
Securities



High Quality     X                          X                               X          X         X        X          X          X
Short-Term
Debt
Obligations
including
Bankers'
Acceptances,
Commercial
Paper and
Certificates of
Deposit issued
or guaranteed
by Bank Holding
Companies in the
U.S., their
Subsidiaries
and Foreign
Branches or
of the World
Bank; Variable
Amount Master
Demand Notes
and Variable
Rate Notes
issued by
U.S. and
Foreign
Corporations




High Yield/
High Risk       X                             X                             X                             X
Debt
Securities




Hybrid
Instruments     X                                                                                                                X



Illiquid
and Restricted  X                                                           X          X                  X          X           X
Securities


Indexed
Securities                                                                             X



Interest Rate   X                                                           X                             X
Transactions




Investment
Grade Debt      X                             X                             X          X          X       X                     X
Securities





Investments in
Other                                                                       X                     X                   X          X
Investment
Companies
including
Passive
Foreign
Investment
Companies





Mortgage-backed  X                             X                            X          X          X       X
Securities,
including
GNMA
Certificates,
Mortgage-backed
Bonds



Municipal
Securities      X                                                                                         X



Non-mortgage    X                                                            X                            X
Asset-backed
Securities




PIK (pay-in-    X                                X                                                        X                   X
kind) Debt
Securities and
Zero-Coupon
Bonds




Preferred
Stocks         X                    X       X           X         X         X        X                              X            X




Real Estate
Investment                                                                  X        X                             X            X
Trusts




Repurchase
Agreements     X                    X        X          X          X        X                     X        X        X           X



Reverse
Repurchase     X                    X        X          X          X        X                              X
Agreements



Rights and
Warrants                            X        X          X          X        X         X                               X          X



Securities
Loans          X         X          X        X          X          X        X         X                     X         X          X





Short Sales
(Against the                                                                          X                     X                    X
Box)




Structured
Notes                                                                                                                            X




U.S.
Government     X                            X                               X                     X          X                   X
Securities




         Brady Bonds. Brady Bonds are collateralized or uncollateralized fixed income securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady Bonds have been issued only recently and, accordingly do not have a long payment history. These securities are subject to credit risk and interest rate risk.

         Collateralized Mortgage Obligations (CMOs). CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs may be issued or guaranteed by the U.S. Government or its agencies or instrumentalities or collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality or may be non-U.S. Government guaranteed.



         CMOs carry general fixed income securities risks, such as credit risk and interest rate risk, and risks associated with mortgage-backed securities, including prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, an Adviser may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.


         Convertible Securities. Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

         Traditionally, convertible securities have paid dividends or interest rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. These securities are also subject to market risk, interest rate risk and credit risk.

         Depositary Receipts. Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

         These instruments are subject to market risk and foreign investment risk.

         Derivatives. Derivatives are used to limit risk in a Portfolio or to enhance investment return, and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

         Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

         Futures are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date.

         Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time.

         Derivatives may be used to hedge against an opposite position that a Portfolio holds. Any loss generated by the derivatives should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or result in losses or missed opportunities. In addition, derivatives that are used for hedging the Portfolio in specific securities may not fully offset the underlying positions. The counterparty to a derivatives contract also could default. Derivatives that involve leverage could magnify losses.

         Derivatives may also be used to maintain a Portfolio's exposure to the market, manage cash flows or to attempt to increase income. Using derivatives for purposes other than hedging is speculative and involves greater risks. In many foreign countries, futures and options markets do not exist or are not sufficiently developed to be effectively used by a Portfolio that invests in foreign securities.

         Direct Participation in Corporate Loans. By purchasing a loan, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

         The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

         Dollar Roll Transactions. Dollar roll transactions are comprised of the sale by the Portfolio of mortgage-based or other fixed income securities, together with a commitment to purchase similar, but not identical, securities at a future date. In addition, the Portfolio is paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Portfolio to buy a security. Dollar roll transactions are treated as borrowings for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), and the aggregate of such transactions and all other borrowings of the Portfolio (including reverse repurchase agreements) will be subject to the requirement that the Portfolio maintain asset coverage of 300% for all borrowings.

         If the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Portfolio is required to repurchase may be worth less than the security that the Portfolio originally held; and the return earned by the Portfolio with the proceeds of a dollar roll may not exceed transaction costs.

         Foreign Currency Transactions. Foreign currency transactions are entered into for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency transactions include the purchase of foreign currency on a spot (or cash) basis, contracts to purchase or sell foreign currencies at a future date (forward contracts), the purchase and sale of foreign currency futures contracts, and the purchase of exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

         These hedging transactions do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time.

         Foreign currency exchange rates may fluctuate significantly over short periods of time. A forward foreign currency exchange contract reduces the Portfolio's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currency will limit any potential gain which might be realized by the Portfolio if the value of the hedged currency increases. In the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts also involve the risk that the party with which the Portfolio enters the contract may fail to perform its obligations to the Portfolio. The purchase and sale of foreign currency futures contracts and the purchase of call and put options on foreign currency futures contracts and on foreign currencies involve certain risks associated with derivatives.

         Foreign Debt Securities. Foreign debt securities are issued by foreign corporations and governments. They may include Eurodollar obligations and Yankee bonds.

         Foreign debt securities are subject to foreign investment risk, credit risk and interest rate risk. Securities in developing countries are also subject to the additional risks associated with emerging markets.

         Foreign Equity Securities. Foreign equity securities are subject to foreign investment risk in addition to the risks applicable to domestic equity securities, such as market risk.

         Forward Commitments, When-Issued and Delayed Delivery Securities. Forward commitments, when-issued and delayed delivery securities generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolios do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.



         High Quality Short-Term Debt Obligations including Bankers' Acceptances, Commercial Paper and Certificates of Deposit issued or guaranteed by Bank Holding Companies in the U.S., their Subsidiaries and Foreign Branches or of the World Bank; Variable Amount Master Demand Notes and Variable Rate Notes issued by U.S. and Foreign Corporations.


         Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.




         Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

         These instruments are subject to credit risk, interest rate risk and foreign investment risk.

         High Yield/High Risk Debt Securities. High yield/high risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by S&P, and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds," and "junk bonds."

         High yield/high risk debt securities are subject to high yield debt security risk as described in "Primary Risks of Investing in the Portfolios" above.



         Hybrid Instruments. Hybrid instruments are a form of a derivative and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. They are often indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity security index. Examples of hybrid instruments include debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time or preferred stock with dividend rates determined by reference to the value of a currency.


         Hybrids may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of the instrument could be zero. Hybrids can have volatile prices and limited liquidity and their use by the Portfolio may not be successful.

         Illiquid and Restricted Securities. Each Portfolio may invest a portion of its assets in restricted and illiquid securities, which are investments that the Portfolio cannot easily resell within seven days at current value or that have contractual or legal restriction on resale. Restricted securities include those which are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and are purchased directly from the issuer or in the secondary market (private placements).

         If the Portfolio buys restricted or illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value or could have difficulty valuing these holdings precisely.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Indexed Securities. A Portfolio may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of, or interest on, the instrument.

         Interest Rate Transactions. Interest rate transactions are hedging transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. They are used by a Portfolio in an attempt to protect the value of its investments from interest rate fluctuations. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser to the Portfolio enters into these transactions on behalf of the Portfolio primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio will not sell interest rate caps or floors that it does not own.

         There is the risk that the Adviser may incorrectly predict the direction of interest rates resulting in losses to the Portfolio.

         Investment Grade Debt Securities. Investment grade debt securities are securities rated in one of the four highest rating categories by S&P, Moody's or other nationally recognized rating agency. These securities are subject to interest rate risk and credit risk. Securities rated in the fourth investment category by a nationally recognized rating agency (e.g. BBB by S&P and Baa by Moody's) may have speculative characteristics.

         Investments in Other Investment Companies including Passive Foreign Investment Companies. When the Portfolio invests in another investment company, it must bear the management and other fees of the investment company, in addition to its own expenses. As a result, the Portfolio may be exposed to duplicate expenses which could lower its value. Investments in passive foreign investment companies also are subject to foreign investment risk.

         Passive foreign investment companies are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, royalties, rent, and annuities.

         Mortgage-backed Securities, including GNMA Certificates, Mortgage-backed Bonds and Stripped Mortgage-backed Securities. Mortgage-backed securities include securities backed by Ginnie Mae and Fannie Mae as well as by private issuers. These securities represent collections (pools) of commercial and residential mortgages. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

         These securities carry general fixed income security risks, such as credit risk and interest rate risk, as well as prepayment risk.

         Municipal Securities. Municipal securities are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income tax. These securities are subject to interest rate risk and credit risk.

         Non-mortgage Asset-backed Securities. Non-mortgage asset-backed securities include equipment trust certificates and interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. This means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

         The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates, and like other fixed income investments, the ability of the Portfolio to successfully use these instruments may depend in part upon the ability of an Adviser to forecast interest rates and other economic factors correctly.

         PIK (pay-in-kind) Debt Securities and Zero-Coupon Bonds. PIK debt securities are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

         Zero-coupon bonds are bonds that provide for no current interest payment and are sold at a discount. These investments pay no interest in cash to its holder during its life and usually trade at a deep discount from their face or par value. These investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Portfolio will accrue income on such investments for tax accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

         These securities are subject to credit risk and interest rate risk.

         Preferred Stocks. Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

         Preferred stocks are subject to market risk. In addition, because preferred stocks pay fixed dividends, an increase in interest rates may cause the price of a preferred stock to fall.

         Real Estate Investment Trusts. Real estate investment trusts ("REITs") are entities which invest in commercial and other real estate properties. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

         Repurchase Agreements. Repurchase agreements involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash.

         Repurchase agreements involve credit risk, i.e., the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

         Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time.

         Reverse repurchase agreements will be used primarily to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes. Reverse repurchase agreements are considered a form of borrowing by the Portfolio and, therefore, are a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.

         Rights and Warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.

         Securities Loans. For purposes of realizing additional income, a Portfolio may lend securities to broker-dealers or institutional investors approved by the Board of Trustees. All securities loans will be made pursuant to agreement requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolio an amount equal to any dividends or interest received on loaned securities. The Portfolio retains all or a portion of the interest received on investment of cash collected or receives a fee from the borrower.

         The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

         Short Sales. Short sales are sales of securities that the seller does not own. The seller must borrow the securities to make delivery to the buyer. A short sale may be uncollateralized or against-the-box. A short sale is "against-the-box" if at all times when the short position is open, the seller owns an equal amount of the securities sold short or securities convertible into, or exchanged without further consideration for, securities of the same issue as the securities sold short.

         The price of securities purchased to replace borrowed securities sold short may be greater than proceeds received in the short sale resulting in a loss to the Portfolio.



         Structured Notes. A form of hybrid investment, structured notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated for the purpose of restructuring the investment characteristics of debt obligations. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.

         Structured notes are also subject to credit risk and interest rate risk and can have volatile prices.


         U.S. Government Securities. U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit, like Treasury bills and GNMA certificates. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government-sponsored entities, like bonds and notes issued by the Federal Home Loan Bank, Fannie Mae, and Sallie Mae. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

         U.S. Government securities are subject to interest rate risk. Credit risk is remote.

Defensive Investments

         Under adverse market or economic conditions, a Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with a Portfolio's principal investment strategy. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objective.

Portfolio Turnover


     The Portfolios' Advisers will sell a security when they believe it is appropriate to do so, regardless of how long a Portfolio has owned that security. Buying and selling securities generally involves some expense to a Portfolio, such as commissions paid to brokers and other transaction costs. Generally speaking, the higher a Portfolio's annual portfolio turnover rate, the greater its brokerage costs. Increased brokerage costs may adversely affect a Portfolio's performance. The Portfolios, with the exception of J.P. Morgan Quality Bond Portfolio, Lord Abbett Growth Opportunities Portfolio, MFS Research International Portfolio, PIMCO Money Market Portfolio, PIMCO Total Return Portfolio and Met/Putnam Capital Opportunities Portfolio, generally intend to purchase securities for long-term investment and therefore will have a relatively low turnover rate. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolios. J.P. Morgan Quality Bond Portfolio, Lord Abbett Growth Opportunities Portfolio, MFS Research
International Portfolio, PIMCO Money Market Portfolio, PIMCO Total Return Portfolio and Met/Putnam Capital Opportunities Portfolio generally will have annual turnover rates of 100% or more.


Downgrades in Fixed Income Debt Securities

         Unless required by applicable law, the Portfolios are not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after a Portfolio purchases the security.


         Management

         The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager and Advisers are expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolios' assets by the Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

                  The Manager


         Met Investors Advisory LLC (the "Manager"), 22 Corporate Plaza Drive, Newport Beach, California 92660, has overall responsibility for the general management and administration of all of the Portfolios. The Manager selects and pays the fees of the Advisers for each of the Trust's Portfolios and monitors each Adviser's investment program. The Manager is an affiliate of Metropolitan Life Insurance Company.


         As compensation for its services to the Portfolios, the Manager receives monthly compensation at an annual rate of a percentage of' the average daily net assets of each Portfolio. The advisory fees for each Portfolio are:


-------------------------------------------------------------- ----------------------------------------------------------
Portfolio                                                      Advisory Fee
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------


J.P. Morgan Quality Bond Portfolio                             0.55% of first $75 million of such assets plus 0.50% of
                                                               such assets over $75 million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------


J.P. Morgan Select Equity Portfolio                            0.65% of first $50 million of such assets plus 0.60% of
                                                               such assets over $50 million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord  Abbett Growth and Income Portfolio
                                                               0.60% of first
                                                               $800 million of
                                                               such assets plus
                                                               0.55% of such
                                                               assets over $800
                                                               million up to
                                                               $1.5 billion plus
                                                               0.45% of such
                                                               assets over $1.5
                                                               billion
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------


Lord Abbett Bond Debenture Portfolio                           0.60%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio
                                                               0.70% of first
                                                               $200 million of
                                                               such assets plus
                                                               0.65% of such
                                                               assets over $200
                                                               million up to
                                                               $500 million plus
                                                               0.625% of such
                                                               assets over $500
                                                               million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord Abbett Growth Opportunities Portfolio                     0.70%
                                                               of first $200
                                                               million of such
                                                               assets plus 0.65%
                                                               of such assets
                                                               over $200 million
                                                               up to $500
                                                               million plus
                                                               0.625% of such
                                                               assets over $500
                                                               million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------


Lord Abbett America's Value Portfolio                          0.65% of first $500 million of such assets plus 0.60% of
                                                               such assets over $500 million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------


MFS Research International Portfolio                           0.80%
                                                               of first $200
                                                               million of such
                                                               assets plus 0.75%
                                                               of such assets
                                                               over $200 million
                                                               up to $500
                                                               million plus
                                                               0.70% of such
                                                               assets over $500
                                                               million up to $1
                                                               billion plus
                                                               0.65% of such
                                                               assets over $1
                                                               billion
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
PIMCO Money Market Portfolio                                   0.40%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
PIMCO Total Return Portfolio                                   0.50%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------


Met/Putnam Capital Opportunities Portfolio                     0.85%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
T. Rowe Price Mid-Cap Growth Portfolio                         0.75%
-------------------------------------------------------------- ----------------------------------------------------------



Expense Limitation Agreement


         In the interest of limiting expenses of certain Portfolios until April 30, 2004, the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolios set forth below other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios:


Expense Limitation Provisions


------------------------------------------------ -------------------------------
                                                 Total Expenses Limited to (% of
Portfolios                                              daily net assets)
------------------------------------------------ -------------------------------


J.P. Morgan Quality Bond                                      0.70%
Lord Abbett Bond Debenture                                    0.75%
Lord Abbett Growth Opportunities                              0.90%
Lord Abbett America's Value                                   0.80%
MFS Research International                                    1.10%
T. Rowe Price Mid-Cap Growth                                  0.95%


         Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees.



         The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

                  The Advisers

         Under the terms of the agreements between each Adviser and the Manager, the Adviser will develop a plan for investing the assets of each Portfolio, select the assets to be purchased and sold by each Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. Each Adviser follows the investment policies set by the Manager and the Board of Trustees for each of the Portfolios. Day-to-day management of the investments in each Portfolio is the responsibility of the Adviser's portfolio managers. The portfolio managers of each Portfolio are indicated below following a brief description of each Adviser.

         The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new Adviser that normally is provided in a proxy statement.

         The Manager pays each Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to each of the Advisers.



J.P. MORGAN INVESTMENT MANAGEMENT INC. ("J.P. Morgan"), 522 Fifth Avenue, New York, New York 10036, a wholly-owned subsidiary of J.P. Morgan Chase & Co., is the Adviser for the J.P. Morgan Quality Bond and J.P. Morgan Select Equity Portfolios of the Trust. The Adviser and its affiliates had over $515 billion under management as of December 31, 2002.


J.P. Morgan Quality Bond Portfolio



o Timothy H. Neumann, Managing Director of the Adviser. Mr. Neumann is the head of the Portfolio Management Group within the Fixed Income Group, which works with the Macro team and sector teams to deliver account-specific portfolio strategy. An employee since 1997, he is also responsible for the Core Product Management Team, which is the portfolio strategy team dedicated to all investment grade only accounts.


o Mark Settles, Vice President of the Adviser. Mr. Settles is a portfolio manager in the U.S. Fixed Income Group. A J.P. Morgan employee since 1994, he is responsible for central bank and global fixed income clients as well as J.P. Morgan's taxable mutual fund strategies. Mr. Settles previously spent five years trading dollar and euro-denominated fixed income products on J.P. Morgan's New York and London trading desks.






J.P. Morgan Select Equity Portfolio



o Thomas M. Luddy, Managing Director of the Adviser. Mr. Luddy is Head of U.S. Equity Research. A J.P. Morgan employee since 1976, Mr. Luddy has held numerous key positions in the firm, including such roles as Global Head of Equity and Chief Investment Officer. He started as an equity research analyst, becoming a portfolio manager in 1982 and has managed portfolios in his various roles for most of the past 19 years. o James H. Russo, Vice President of the Adviser. Mr. Russo is a portfolio manager in the Adviser's U.S. Active Equity Group. A J.P. Morgan employee since 1994, Mr. Russo previously served in the equity research group as an analyst covering consumer cyclical stocks. o Jonathan N. Golub, Vice President of the Adviser. Mr. Golub is a portfolio manager in the Adviser's U.S. Equity Group. A J.P. Morgan employee since 2001, he is responsible for product management and client servicing across all large cap U.S. equity products. Prior to joining the firm, he led the consultant relations effort at Scudder Kemper Investment for approximately three years and at Chancellor LGT for five years.

LORD, ABBETT & CO. LLC ("Lord Abbett"), 90 Hudson Street, Jersey City, New Jersey 07302, is the Adviser to the Lord Abbett Growth and Income, Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett Growth Opportunities and Lord Abbett America's Value Portfolios of the Trust. Lord Abbett has been an investment manager for 70 years and as of December 31, 2002 managed approximately $48.2 billion in a family of mutual funds and other advisory accounts.



Lord Abbett Growth and Income Portfolio



o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. The portfolio management team is headed by Robert G. Morris, W. Thomas Hudson and Eli Salzman. Messrs. Morris, Hudson and Salzman, Partners of Lord Abbett, have been with Lord Abbett for more than five years.



Lord Abbett Bond Debenture Portfolio



o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Christopher J. Towle, Partner of Lord Abbett, heads the team. Mr. Towle has been with Lord Abbett since 1988.


Lord Abbett Mid-Cap Value Portfolio



o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Edward von der Linde, Partner and Investment Manager, heads the team. The other senior members are Eileen Banko, Howard Hansen, and David Builder. Mr. von der Linde, Ms. Banko, and Mr. Hansen, who is also a Partner of Lord Abbett, have been with Lord Abbett for more than five years. Mr. Builder joined Lord Abbett in 1998; prior to that he was an analyst at Bear Stearns from 1996 to 1998.


Lord Abbett Growth Opportunities Portfolio


o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. The investment management team is headed by Kevin P. Ferguson. Mr. Ferguson, Partner and Mid Cap Growth Investment Manager, joined Lord Abbett in 1999. From 1992 until 1999, Mr. Ferguson was a Portfolio Manager/Senior Vice President at Lynch & Mayer, Inc.



PRIOR EXPERIENCE WITH COMPARABLE FUND

         The Lord Abbett Growth Opportunities Portfolio and the Lord Abbett Growth Opportunities Fund, which is also advised by Lord Abbett, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of Lord Abbett, performance information regarding the Lord Abbett Growth Opportunities Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Lord Abbett Growth Opportunities Fund and the Portfolio will vary.



         The table below compares the Lord Abbett Growth Opportunities Fund's average annual compounded total returns for the 1- and 5-year periods and since inception of the Class A shares on 8/1/95 through 12/31/02 with the Russell Midcap Growth Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.





------------------------------------------------------------ ---------------------------------------------------------
                                                             Average Annual Total Return as of 12/31/02


------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
                                                                  1 Year              5 Year         Since Inception
------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------



Lord Abbett Growth Opportunities Fund -                           -29.54%             1.20%               8.46%
Class A shares (with sales charge)
------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
Lord Abbett Growth Opportunities Fund -                           -23.95%             3.53%              10.14%
Class A shares (without sales charge)
------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
Russell Midcap Growth Index                                       -27.40%             -1.82%             4.47%*
------------------------------------------------------------ ------------------ ------------------- ------------------




         * Index performance is from 7/31/95.




Lord Abbett America's Value Portfolio


o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Edward von der Linde, Partner of Lord Abbett, and Christopher J. Towle, Partner of Lord Abbett, head the team, Messrs. von der Linde and Towle have been with Lord Abbett since 1988 and 1987, respectively.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The Lord Abbett America's Value Portfolio and the Lord Abbett America's Value Fund, which is also advised by Lord Abbett, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in May, 2003, it does not have any operating history. In order to provide you with information regarding the investment capabilities of Lord Abbett, performance information regarding the Lord Abbett America's Value Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Lord Abbett America's Value Fund and the Portfolio will vary.


         The table below compares the Lord Abbett America's Value Fund's average annual compounded total returns for the 1- year period and since inception of the Class A shares on 12/27/01 through 12/31/02 with the S&P 500 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.





          ------------------------------------------------- ----------------------------------------------

                                                             Average Annual Total Return as of 12/31/02


          ------------------------------------------------- ----------------------------------------------
          ------------------------------------------------- ------------------ ---------------------------
                                                                 1 Year             Since Inception
          ------------------------------------------------- ------------------ ---------------------------
          ------------------------------------------------- ------------------ ---------------------------

          Lord Abbett America's Value Fund -                     -12.98%                -12.85%
          Class A shares (with sales charge)
          ------------------------------------------------- ------------------ ---------------------------
          ------------------------------------------------- ------------------ ---------------------------
          Lord Abbett America's Value Fund -                     -7.68%                  -7.60%
          Class A shares (without sales charge)
          ------------------------------------------------- ------------------ ---------------------------
          ------------------------------------------------- ------------------ ---------------------------
          S&P 500 Index                                          -22.10%                -22.10%*
          ------------------------------------------------- ------------------ ---------------------------




             * Index performance is from 12/31/01.

MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS"), 500 Boylston Street, Boston, Massachusetts 02116, is the Adviser to the MFS Research International Portfolio of the Trust. MFS is America's oldest mutual fund organization. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services, which in turn is an indirect wholly-owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $112.5 billion as of December 31, 2002.


o The Portfolio is managed by a team of equity research analysts.


PRIOR EXPERIENCE WITH COMPARABLE FUND

         The MFS Research International Portfolio and the MFS Research International Fund, which is also advised by MFS, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have a significant operating history. In order to provide you with information regarding investment capabilities of MFS, performance information regarding the MFS Research International Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of MFS Research International Fund and the Portfolio will vary.



         The table below compares the MFS Research International Fund's average annual compounded total returns for the 1- and 5-year periods and since inception on 1/2/97 through 12/31/02 with the MSCI EAFE Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.





-------------------------------- ------------------------------------------- ---------------------
                                 Average Annual Total Return as of 12/31/02
-------------------------------- ------------------------------------------- ---------------------
-------------------------------- --------------------- --------------------- ---------------------
                                        1 Year                5 Year           Since Inception
-------------------------------- --------------------- --------------------- ---------------------
-------------------------------- --------------------- --------------------- ---------------------

MFS Research International             -12.11%                2.41%                 2.41%
Fund -
Class A shares (with sales
charge)
-------------------------------- --------------------- --------------------- ---------------------
-------------------------------- --------------------- --------------------- ---------------------
MFS Research International             -10.55%                4.20%                 4.20%
Fund -
Class A shares (without sales
charge)
-------------------------------- --------------------- --------------------- ---------------------
-------------------------------- --------------------- --------------------- ---------------------
MSCI EAFE Index                        -17.52%                -4.33%                -4.33%
-------------------------------- --------------------- --------------------- ---------------------





PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO"), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, is the Adviser to the PIMCO Money Market and PIMCO Total Return Portfolios of the Trust. PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM LP"). Allianz AG ("Allianz") is the indirect majority owner of ADAM LP. Allianz is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in ADAM LP. As of December 31, 2002, PIMCO had approximately $304.6 billion in assets under management.


PIMCO Money Market Portfolio

o Paul A. McCulley, Managing Director. He has managed fixed income assets since joining PIMCO in 1999. Prior to joining PIMCO, Mr. McCulley was associated with Warburg Dillion Reed as a Managing Director from 1992 to 1999 and Head of Economic and Strategy Research for the Americas from 1995 to 1999, where he managed macro research world-wide.

PIMCO Total Return Portfolio

o A portfolio management team, led by William H. Gross, a Managing Director, the Chief Investment Officer and a founding partner of PIMCO, manages the Portfolio.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The PIMCO Total Return Portfolio and the PIMCO Total Return Fund, which is also advised by PIMCO, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of PIMCO, performance information regarding the PIMCO Total Return Fund is presented. Management fees paid by the PIMCO Total Return Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the PIMCO Total Return Fund, the average annual return during the periods would have been lower than the numbers set forth below. This result assumes that the current management fee paid by the PIMCO Total Return Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of PIMCO Total Return Fund and the Portfolio will vary.



         The table below compares the PIMCO Total Return Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/02 with the Lehman Aggregate Bond Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



-------------------------------------------------------------------------------


                                   Average Annual Total Return as of 12/31/02
-------------------------------------------------------------------------------
----------------------------------- ---------------------- --------------------
                               1 Year       5 Year        10 Year

------------------------------------------------------------------------
------------------------------------------------------------------------
PIMCO Total Return Fund -      10.20%        8.16%         8.30%
Institutional shares
------------------------------------------------------------------------
------------------------------------------------------------------------
Lehman Aggregate Bond Index    10.26%        7.55%         7.51%
------------------------------------------------------------------------




PUTNAM INVESTMENT MANAGEMENT, LLC ("Putnam"), One Post Office Square, Boston, Massachusetts 02109, is the Adviser to the Met/Putnam Capital Opportunities Portfolio of the Trust. Putnam has been managing mutual funds since 1937 and is an indirect subsidiary of Marsh & McLennan Companies. As of December 31, 2002, Putnam had over $250 billion in assets under investment management.

o Putnam's U.S. Small- and Mid-Cap Core Team has primary responsibility for the day-to-day management of the Portfolio. The following team members coordinate the team's management of the Portfolio: Joseph P. Joseph, Portfolio Leader, has been with Putnam since 1994; Tinh Bui, Portfolio Member, has been with Putnam since 2001 - prior to 2001, with PPM America; Gerald I. Moore, Portfolio Member, has been with Putnam since 1997.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The Met/Putnam Capital Opportunities Portfolio and the Putnam Capital Opportunities Fund, which is also advised by Putnam, have substantially similar investment objectives, policies, and strategies. Putnam began managing the Portfolio on May 1, 2003. In order to provide you with information regarding the investment capabilities of Putnam, performance information regarding the Putnam Capital Opportunities Fund is presented. Management fees paid by the Putnam Capital Opportunities Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the Putnam Capital Opportunities Fund, the average annual return during the periods would have been lower than the numbers set forth below. This result assumes that the current management fee paid by the Putnam Capital Opportunities Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Putnam Research Fund and the Portfolio will vary.

         The table below compares the Putnam Capital Opportunities Fund's average annual compounded total returns for the 1 year period and since inception on 6/1/98 through 12/31/02 with the Russell 2000 Index and the Russell 2500 Index. The Russell 2500 Index is an unmanaged index that measures the performance of the smallest 2500 companies in the Russell 3000 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.




             ------------------------------------------------ ---------------------------------------------


                                                              Average Annual Total Return as of 12/31/02
             ------------------------------------------------ ---------------------------------------------
             ------------------------------------------------ ---------------------- ----------------------
                                                                     1 Year             Since Inception
             ------------------------------------------------ ---------------------- ----------------------
             ------------------------------------------------ ---------------------- ----------------------

             Putnam Capital Opportunities Fund -                     -33.81%                 0.38%
             Class A shares (with sales charge)
             ------------------------------------------------ ---------------------- ----------------------
             ------------------------------------------------ ---------------------- ----------------------
             Putnam Capital Opportunities Fund -                     -37.62%                -0.84%
             Class A shares (without sales charge)
             ------------------------------------------------ ---------------------- ----------------------
             ------------------------------------------------ ---------------------- ----------------------
             Russell 2000 Index                                      -26.96%                -3.26%
             ------------------------------------------------ ---------------------- ----------------------
             ------------------------------------------------ ---------------------- ----------------------
             Russell 2500 Index                                      -24.00%                -0.36%
             ------------------------------------------------ ---------------------- ----------------------





         T. ROWE PRICE ASSOCIATES, INC. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202, is the Adviser to the T. Rowe Price Mid-Cap Growth Portfolio of the Trust. T. Rowe Price was founded in 1937. As of December 31, 2002, T. Rowe Price and its affiliates managed over $140.6 billion in investments for more than 8 million individual and institutional investor accounts. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

o The investment management decisions for the Portfolio are made by an Investment Advisory Committee. Brian W. H. Berghuis acts as Chairman of the Committee. The Committee Chairman has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Berghuis has been chairman of the T. Rowe Price Mid-Cap Growth Fund's committee since 1992. He joined T. Rowe Price in 1985 and has been managing investments since 1988.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The T. Rowe Price Mid-Cap Growth Portfolio and the T. Rowe Price Mid-Cap Growth Fund, which is also advised by T. Rowe Price, have substantially similar investment objectives, policies, and strategies. T. Rowe Price began managing the Portfolio on January 1, 2003. In order to provide you with information regarding the investment capabilities of T. Rowe Price, performance information regarding the T. Rowe Price Mid-Cap Growth Fund is presented. Management fees paid by the T. Rowe Price Mid-Cap Growth Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the T. Rowe Price Mid-Cap Growth Fund, the average annual return during the periods would have been lower than the numbers set forth below. This result assumes that the current management fee paid by the T. Rowe Price Mid-Cap Growth Fund, as a percentage of average net assets, applied in all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of T. Rowe Price Mid-Cap Growth Fund and the Portfolio will vary.

         The table below compares the T. Rowe Price Mid-Cap Growth Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/02 with the Russell Midcap Growth Index and the S&P Mid Cap 400 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.





----------------------------------- ---------------------------------------------------------


                                    Average Annual Total Return as of 12/31/02
----------------------------------- ---------------------------------------------------------
----------------------------------- ------------------ ------------------- ------------------
                                         1 Year              5 Year             10 Year
----------------------------------- ------------------ ------------------- ------------------
----------------------------------- ------------------ ------------------- ------------------

T. Rowe Price Mid-Cap Growth Fund        -21.22%             4.82%              12.80%
----------------------------------- ------------------ ------------------- ------------------
----------------------------------- ------------------ ------------------- ------------------
Russell Midcap Growth Index              -27.40%             -1.82%              6.71%
----------------------------------- ------------------ ------------------- ------------------
----------------------------------- ------------------ ------------------- ------------------
S & P Mid Cap 400 Index                  -14.15%             6.41%              11.96%
----------------------------------- ------------------ ------------------- ------------------



                  Distribution Plan

         Each Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors Distribution Company is an affiliate of the Manager, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolios. Under the Plan, the Trust, on behalf of the Portfolios, is permitted to pay to various service providers up to 0.50% of the average daily net assets of each Portfolio as payment for services rendered in connection with the distribution of the shares of the Portfolios. Currently, payments are limited to 0.25% of average net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.



                  YOUR INVESTMENT


     Shareholder Information

         The separate accounts of MetLife are the record owners of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

         However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.

                  Dividends, Distributions and Taxes

Dividends and Distributions

         Each Portfolio intends to distribute substantially all of its net investment income, if any. Each Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once a year (except in the case of the PIMCO Money Market Portfolio whose dividends are declared daily and paid monthly) and not to you, the Contract owner. These distributions are in the form of additional shares and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contracts prospectus accompanying this Prospectus for more information.

         All net realized long- or short-term capital gains of each Portfolio are also declared once a year and reinvested in the Portfolio.

Taxes

         Please see the Contracts prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of a Portfolio's shares and their receipt of dividends and capital gains.

         Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

         Shares of each Portfolio are currently offered only to the separate accounts of MetLife and, in the case of certain Portfolios, to qualified pension and profit sharing plans. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

         Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios are and will be so owned. Thus so long as each Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts.

         The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

         The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.

                  Sales and Purchases of Shares


         The Trust does not sell its shares directly to the public. The Trust continuously sells Class A shares and Class B shares of each Portfolio only to the separate accounts of MetLife to fund Contracts, and in the case of certain Portfolios, sells Class A shares to qualified pension and profit sharing plans. The Trust's Class A shares that are offered to qualified pension and profit sharing plans and its Class E shares are not being offered by this Prospectus. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.


Purchase and Redemption of Shares

         MetLife Investors Distribution Company is the principal underwriter and distributor of the Trust's shares. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio determined on that same date.

         Shares of the Portfolios are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (However, certain sales or other charges may apply to the Contract, as described in the Contracts prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

Right to Restrict Transfers

         Neither the Trust nor the Contracts are designed for professional market timing organizations, other entities, or individuals using programmed, large and/or frequent transfers. MetLife, in coordination with the Trust's Manager and Advisers, reserves the right to temporarily or permanently refuse exchange requests if, in its judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Portfolio and therefore may be refused. Investors should consult the Contracts prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

Valuation of Shares

         Each Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the NYSE is open. To the extent that a Portfolio's assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio's assets may be affected on days when the Trust is not open for business. In addition, trading in some of a Portfolio's assets may not occur on days when the Trust is open for business.

         Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

         Except for the assets of the PIMCO Money Market Portfolio and other Portfolios' money market instruments maturing in 60 days or less, securities held by the Portfolios are valued at market value. If market values are not readily available, securities are valued at fair value as determined by the Valuation Committee of the Trust's Board of Trustees.

         The assets of the PIMCO Money Market Portfolio are valued on a basis (amortized cost) designed to maintain the net asset value at $1.00 per share. Money market instruments of the Trust's other Portfolios maturing in 60 days or less are valued on the amortized cost basis.

FINANCIAL HIGHLIGHTS


         The following financial highlights tables are intended to help you understand each Portfolio's Class A shares and Class B shares financial performance for the past 5 years (or for its period of operation in the case of Portfolios that have operated for less than 5 years). Certain information reflects financial results for a single Portfolio share. Total return in each table shows how much an investment in a Portfolio would have increased (or decreased) during each period (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report is included in the Annual Report of the Trust, which is available upon request.



J.P. Morgan Quality Bond Portfolio*
Class A






                                          FOR THE YEARS ENDED DECEMBER 31,





                                           2002(a)         2001(a)           2000           1999           1998
                                           ----            ----              ----           ----           ----



NET ASSET VALUE, BEGINNING OF PERIOD.
                                           $11.41           $11.19          $10.67         $11.02         $10.40
                                           ------           ------          ------         ------         ------


INCOME FROM INVESTMENT OPERATIONS:
Net investment income................       0.54             0.64            0.75           0.46           0.49
Net realized and unrealized gains
(losses).............................       0.48             0.13            0.42          (0.63)          0.37
                                            ----             ----            ----          ------          ----
TOTAL FROM INVESTMENT OPERATIONS.....

                                            1.02             0.77            1.17          (0.17)          0.86
                                            ----             ----            ----          ------          ----
DISTRIBUTIONS:
Dividends from net investment income..........................
                                           (0.56)           (0.55)          (0.65)         (0.12)         (0.24)
Distributions from net realized
capital gains................................---.............---             ---           (0.06)           ---
                                             ---             ---             ---           ------           ---
TOTAL DISTRIBUTIONS...                     (0.56)           (0.55)          (0.65)         (0.18)         (0.24)
                                           ------           ------          ------         ------         ------
NET ASSET VALUE, END OF PERIOD.......
                                           $11.87           $11.41          $11.19         $10.67         $11.02
                                           ------           ------          ------         ------         ------
TOTAL RETURN.........................       8.94%           7.03%           11.42%         (1.54)%         8.37%
                                            -----           -----           ------         -------         -----
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions)............................      $134.9           $126.0          $93.2           $95.6          $45.8
RATIOS TO AVERAGE NET ASSETS(1):
Expenses.............................       0.60%           0.60%           0.64%           0.64%          0.65%
Net investment income................       4.53%           5.59%           6.33%           5.67%          5.59%
PORTFOLIO TURNOVER RATE..............
                                           282.5%           229.4%          221.9%         369.5%         255.4%

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to
Average Net Assets:                         0.71%           0.70%           0.72%           0.71%          0.86%



* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Quality Bond Portfolio, a portfolio of Cova Series
         Trust, that followed the same investment objective as the Portfolio.
         The information for each of the periods prior to February 12, 2001 is that of the predecessor Quality Bond Portfolio.

(a) Net investment income per share was calculated using average shares outstanding.






J.P. Morgan Quality Bond Portfolio
Class B

                                                                                 For the period from April 3,
                                                                                     2001 (commencement of
                                                                                      operations) to
                                                 For the year ended December         December 31, 2001(a)
                                                                   ----------        -----------------
                                                         31, 2002(a)



NET ASSET VALUE, BEGINNING OF PERIOD...........
                                                            $11.40                          $11.52
                                                            ------                          ------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income..........................              0.47                            0.39
Net realized and unrealized gains..............
                                                             0.51                            0.04
                                                             ----                            ----
TOTAL FROM INVESTMENT OPERATIONS...............

                                                             0.98                            0.43
                                                             ----                            ----
DISTRIBUTIONS:
Dividends from net investment income..........................
                                                            (0.56)                          (0.55)
Distributions from net realized capital gains.................
                                                             ---                              ---
TOTAL DISTRIBUTIONS...                                      (0.56)                          (0.55)
                                                            ------                          ------
NET ASSET VALUE, END OF PERIOD.................
                                                            $11.82                          $11.40
                                                            ------                          ------
TOTAL RETURN...................................             8.59%                           3.87%+
                                                            -----                           -----
RATIOS/SUPPLEMENTAL DATA:


Net assets, end of period (In millions)........             $30.8                            $7.3
RATIOS TO AVERAGE NET ASSETS(1):
Expenses.......................................             0.85%                           0.85%++
Net investment income..........................             3.95%                           4.40%++
PORTFOLIO TURNOVER RATE........................
                                                            282.5%                          229.4%

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows: Ratio of
Operating Expenses to Average Net
Assets:                                                     0.96%                           0.95%++


+        Non-annualized

++       Annualized

(a) Net investment income per share was calculated using average shares outstanding.






J.P. Morgan Select Equity Portfolio*
Class A





                                          FOR THE YEARS ENDED DECEMBER 31,




                                          2002(a)            2001(a)             2000           1999        1998
                                          ----               ----                ----           ----        ----




NET ASSET VALUE, BEGINNING OF PERIOD
                                           $12.86            $14.03             $16.11         $16.07      $13.97
                                           ------            ------             ------         ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............        0.05              0.06               0.06           0.07        0.09
Net realized and unrealized gains
(losses)............................       (3.35)            (0.89)             (1.00)          1.45        2.98
                                           ------            ------             ------          ----        ----
TOTAL FROM INVESTMENT OPERATIONS....

                                           (3.30)            (0.83)             (0.94)          1.52        3.07
                                           ------            ------             ------          ----        ----
DISTRIBUTIONS:
Dividends from net investment income..........................
                                           (0.07)            (0.06)             (0.08)         (0.04)      (0.05)
Distributions from net realized
capital gains...............................---..............(0.28)             (1.06)         (1.44)      (0.92)
                                            ---              ------             ------         ------      ------
TOTAL DISTRIBUTIONS........................(0.07)............(0.34)             (1.14)         (1.48)      (0.97)
                                           ------            ------             ------         ------      ------
NET ASSET VALUE, END OF PERIOD......
                                           $9.49             $12.86             $14.03         $16.11      $16.07
                                           -----             ------             ------         ------      ------
TOTAL RETURN........................      (25.65)%           (6.05)%           (6.18)%         9.71%       22.56%
                                          --------           -------           -------         -----       ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)...........................       $108.9            $189.6             $227.4         $249.7      $197.8
RATIOS TO AVERAGE NET ASSETS(1):

Expenses............................       0.79%              0.73%             0.75%          0.77%        0.78%
Net investment income...............       0.47%              0.43%             0.39%          0.55%        0.68%
PORTFOLIO TURNOVER RATE.............       63.7%              79.3%             77.6%          133.8%      182.9%
(1)  If certain expenses had not been reimbursed by
the Manager, total return would have been lower and
the ratio would have been as follows:

Ratio of Operating Expenses to
Average Net Assets:                         N/A                N/A               N/A            N/A         0.86%


* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Select Equity Portfolio, a portfolio of Cova Series
         Trust, that followed the same investment objective as the Portfolio.
         The information for each of the periods prior to February 12, 2001 is that of the predecessor Select Equity Portfolio.

N/A      Not applicable

(a) Net investment income per share was calculated using average shares outstanding.





J.P. Morgan Select Equity Portfolio
Class B

                                                                                    For the period from
                                                                              April 3, 2001 (commencement of

                                                                                 operations) to December 31,
                                                    For the year ended                    2001(a)
                                                                                          -------
                                                   December 31, 2002(a)



NET ASSET VALUE, BEGINNING OF PERIOD.........
                                                          $12.83                          $12.35
                                                          ------                          ------

INCOME FROM INVESTMENT OPERATIONS:


Net investment income........................              0.03                            0.03

Net realized and unrealized gains............             (3.34)                           0.79
                                                          ------                           ----

TOTAL FROM INVESTMENT OPERATIONS.............
                                                          (3.31)                           0.82
                                                          ------                           ----

DISTRIBUTIONS:

Dividends from net investment income..........................
                                                          (0.07)                          (0.06)

Distributions from net realized capital gains.................
                                                            ---                           (0.28)
                                                            ---                           ------

TOTAL DISTRIBUTIONS.......................................(0.07)                          (0.34)
                                                          ------                          ------

NET ASSET VALUE, END OF PERIOD...............
                                                           $9.45                          $12.83
                                                           -----                          ------

TOTAL RETURN.................................            (25.83)%                         6.56%+
                                                         --------                         -----

RATIOS/SUPPLEMENTAL DATA:


Net assets, end of period (In millions)......
                                                           $6.8                            $5.3

RATIOS TO AVERAGE NET ASSETS:

Expenses.....................................              1.05%                          0.98%++

Net investment income........................              0.25%                          0.28%++


PORTFOLIO TURNOVER RATE......................              63.7%                          79.3%+


+        Non-annualized

++       Annualized

N/A      Not applicable

(a) Net investment income per share was calculated using average shares outstanding.




Lord Abbett Growth and Income Portfolio*
Class A


                                                                                                       For the period from January
                                                                                                         8, 1999 (commencement of

                                                                                                              operations) to
                                                               For the Years Ended                          December 31, 1999
                                                                                                            -----------------
                                                                December 31,
                                                  2002(a)            2001(a)             2000



NET ASSET VALUE, BEGINNING OF PERIOD.......
                                                   $25.05              $26.82             $24.07                  $21.60
                                                   ------              ------             ------                  ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income......................         0.21                0.25             0.00+++                   0.27
Net realized and unrealized gains (losses).        (4.67)              (1.80)              3.42                    2.20
                                                   ------              ------              ----                    ----

TOTAL FROM INVESTMENT OPERATIONS...........        (4.46)              (1.55)              3.42                    2.47
                                                   ------              ------              ----                    ----

DISTRIBUTIONS:
Dividends from net investment income...............(0.21).....         (0.22)             (0.28)                   ----
                                                   (1.52)               ----              (0.39)                   ----
Distributions from net realized capital
gains.........................................................

TOTAL DISTRIBUTIONS................................(1.73).....         (0.22)             (0.67)                   ----
                                                   ------              ------             ------                   ----
NET ASSET VALUE, END OF PERIOD.............        $18.86              $25.05             $26.82                  $24.07
                                                   ------              ------             ------                  ------
TOTAL RETURN...............................       (17.95)%            (5.77)%             14.68%                 11.38%+
                                                  --------            -------             ------                 ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)....        $890.2             $1,205.5            $944.6                  $887.0
RATIOS TO AVERAGE NET ASSETS (1):
Expenses...................................        0.65%               0.64%              0.70%                  0.70%++
Net investment income......................        0.94%               1.04%              1.32%                  1.24%++
PORTFOLIO TURNOVER RATE....................        55.4%               69.7%              51.7%                   70.8%+
(1)  If certain expenses had not been reimbursed
by the Manager, total return would have been lower
and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net
Assets:                                            0.67%               0.64%               N/A                     N/A

Ratio of Expenses to Average Net Assets
After Broker Rebates:                              0.63%                N/A                N/A                     N/A

* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Lord Abbett Growth and Income Portfolio, a portfolio of Cova Series Trust, that followed the same investment objective as the Portfolio. The information for each of the periods prior to February 12, 2001 is that of the predecessor Lord Abbett Growth and Income Portfolio.

+        Non-annualized

++       Annualized

+++      Rounds to less than $0.005 per share.

N/A      Not applicable

(a) Net investment income per share was calculated using average shares outstanding.





Lord Abbett Growth and Income Portfolio
Class B


                                                                                   For the period from March
                                                                                   22, 2001 (commencement of
                                                                                      operations) to
                                                        For the year ended
                                                                                    December 31, 2001(a)
                                                        December 31, 2002(a)          ----------




NET ASSET VALUE, BEGINNING OF PERIOD...............            $25.01                       $23.59
                                                               ------                       ------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income..............................             0.17                         0.13

Net realized and unrealized gains                              (4.67)                        1.51
                                                               ------                        ----
(losses) ..........................................

TOTAL FROM INVESTMENT OPERATIONS...................            (4.50)                        1.64
                                                               ------                        ----

DISTRIBUTIONS:

Dividends from net investment income.......................... (0.21)                       (0.22)

Distributions from net realized capital gains................. (1.52)                        ----
                                                               ------                        ----

TOTAL DISTRIBUTIONS........................................... (1.73)                       (0.22)
                                                               ------                       ------

NET ASSET VALUE, END OF PERIOD.....................
                                                               $18.78                       $25.01
                                                               ------                       ------

TOTAL RETURN.......................................           (18.12)%                      6.96%+
                                                              --------                      -----

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)............
                                                               $337.3                        $98.7

RATIOS TO AVERAGE NET ASSETS(1):

Expenses...........................................             0.90%                       0.89%++

Net investment income..............................             0.78%                       0.72%++

PORTFOLIO TURNOVER RATE............................             55.4%                       69.7%+

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net Assets:
                                                                0.93                        0.89%++

Ratio of Expenses to Average Net Assets After
Broker Rebate:                                                  0.88%                         N/A


+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.





Lord Abbett Bond Debenture Portfolio*
Class A


                                          FOR THE YEARS ENDED DECEMBER 31,

                                          2002(a)            2001(a)             2000           1999        1998
                                          -------            -------             ----           ----        ----




NET ASSET VALUE, BEGINNING OF PERIOD
                                           $11.22            $11.75             $12.48         $12.38      $12.11
                                           ------            ------             ------         ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............        0.77              0.90               1.00           0.71        0.68
Net realized and unrealized gains
(losses)............................       (0.79)            (0.48)             (0.90)         (0.29)       0.08
                                           ------            ------             ------         ------       ----
TOTAL FROM INVESTMENT OPERATIONS....

                                           (0.02)             0.42               0.10           0.42        0.76
                                           ------             ----               ----           ----        ----
DISTRIBUTIONS:
Dividends from net investment income..........................
                                           (0.96)            (0.95)             (0.83)         (0.24)      (0.35)
Distributions from net realized
capital gains...............................---...............----               ----          (0.08)      (0.14)
                                            ---               ----               ----          ------      ------
TOTAL DISTRIBUTIONS........................(0.96)............(0.95)             (0.83)         (0.32)      (0.49)
                                           ------            ------             ------         ------      ------
NET ASSET VALUE, END OF PERIOD......
                                           $10.24            $11.22             $11.75         $12.48      $12.38
                                           ------            ------             ------         ------      ------
TOTAL RETURN........................      (0.39)%             3.76%             0.87%          3.40%        6.26%
                                          -------             -----             -----          -----        -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)...........................       $202.1            $154.2             $155.2         $170.2      $120.0
RATIOS TO AVERAGE NET ASSETS(1):
Expenses............................       0.70%              0.72%             0.85%          0.85%        0.85%
Net investment income...............       7.43%              7.76%             7.78%          6.74%        6.58%
PORTFOLIO TURNOVER RATE.............       45.8%              66.2%             64.9%          46.7%        84.7%

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to             0.77%              0.75%             0.86%          0.86%        0.93%
Average Net Assets:


* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Bond Debenture Portfolio, a portfolio of Cova Series
         Trust, that followed the same investment objective as the Portfolio.
         The information for each of the periods prior to February 12, 2001 is that of the predecessor Bond Debenture Portfolio.

(a) Net investment income per share was calculated using average shares outstanding.





Lord Abbett Bond Debenture Portfolio
Class B


                                                                              For the period from March 22, 2001
                                                                               (commencement of operations) to
                                              For the year ended December            December 31, 2001(a)
                                                                 ---------           --------------------
                                                      31, 2002(a)




NET ASSET VALUE, BEGINNING OF PERIOD.......
                                                         $11.20                             $12.03
                                                         ------                             ------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income......................               0.72                               0.64

Net realized and unrealized losses.........              (0.76)                             (0.52)
                                                         ------                             ------

TOTAL FROM INVESTMENT OPERATIONS...........
                                                         (0.04)                              0.12
                                                         ------                              ----

DISTRIBUTIONS:

Dividends from net investment income..........................
                                                         (0.95)                             (0.95)

Distributions from net realized capital                   ---                                ----
                                                          ---                                ----
gains.........................................................

TOTAL DISTRIBUTIONS......................................(0.95)                             (0.95)
                                                         ------                             ------

NET ASSET VALUE, END OF PERIOD.............
                                                         $10.21                             $11.20
                                                         ------                             ------

TOTAL RETURN...............................             (0.57)%                             1.17%+
                                                        -------                             -----

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)....
                                                         $197.4                              $31.8

RATIOS TO AVERAGE NET ASSETS(1):

Expenses...................................              0.95%                              0.95%++

Net investment income......................              7.12%                              7.38%++

PORTFOLIO TURNOVER RATE....................              45.8%                              66.2%+

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net               1.05%                              0.98%++
Assets:

+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.





Lord Abbett Mid-Cap Value Portfolio*
Class A


                                              FOR THE YEARS ENDED DECEMBER 31,

                                              2002(a)        2001(a)           2000              1999              1998
                                              -------        -------           ----              ----              ----



NET ASSET VALUE, BEGINNING OF PERIOD......
                                               $16.64        $16.92           $11.17            $10.58            $10.48
                                               ------        ------           ------            ------            ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.....................      0.16          0.14             0.08              0.04              0.03
Net realized and unrealized gains.........     (1.71)         1.14             5.79              0.56              0.09
                                               ------         ----             ----              ----              ----
TOTAL FROM INVESTMENT OPERATIONS..........
                                               (1.55)         1.28             5.87              0.60              0.12
                                               ------         ----             ----              ----              ----
DISTRIBUTIONS:
Dividends from net investment income..........................
                                               (0.07)        (0.08)           (0.04)            (0.01)            (0.02)
Distributions from net realized capital
gains..........................................(0.61)........(1.48)           (0.08)             ----              ----
                                               ------        ------           ------             ----              ----
TOTAL DISTRIBUTIONS............................(0.68)........(1.56)           (0.12)            (0.01)            (0.02)
                                               ------        ------           ------            ------            ------
NET ASSET VALUE, END OF PERIOD............
                                               $14.41        $16.64           $16.92            $11.17            $10.58
                                               ------        ------           ------            ------            ------
TOTAL RETURN..............................    (9.31)%         8.10%           52.87%             5.71%             1.11%
                                              -------         -----           ------             -----             -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...     $74.0          $75.1           $60.0              $29.4             $18.3
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..................................     0.89%          0.92%           1.26%              1.25%             1.10%
Net investment income.....................     1.04%          0.86%           0.79%              0.50%             0.44%
PORTFOLIO TURNOVER RATE...................
                                               29.0%          40.0%           66.4%              64.3%             41.0%

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows: Ratio of
Operating Expenses to Average
Net Assets:                                    0.90%          0.94%            N/A               1.41%             1.68%


* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Mid-Cap Value Portfolio, a portfolio of Cova Series
         Trust, that followed the same investment objective as the Portfolio.
         The information for each of the periods prior to February 12, 2001 is that of the predecessor Mid-Cap Value Portfolio.

N/A      Not applicable

(a) Net investment income per share calculated using average shares outstanding.





Lord Abbett Mid-Cap Value Portfolio
Class B

                                                                            For the period from April 3,
                                                                                2001 (commencement of
                                              For the year ended                   operations) to
                                             December 31, 2002(a)               December 31, 2001(a)
                                             --------------------               --------------------



NET ASSET VALUE, BEGINNING OF PERIOD.
                                                    $16.62                             $16.41
                                                    ------                             ------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income................                0.13                               0.08

Net realized and unrealized gains....               (1.72)                              1.69
                                                    ------                              ----

TOTAL FROM INVESTMENT OPERATIONS.....
                                                    (1.59)                              1.77
                                                    ------                              ----

DISTRIBUTIONS:

Dividends from net investment income..........................
                                                    (0.07)                             (0.08)

Distributions from net realized                     (0.61)                             (1.48)
                                                    ------                             ------
capital gains.................................................

TOTAL DISTRIBUTIONS.................................(0.68)....                         (1.56)
                                                    ------                             ------

NET ASSET VALUE, END OF PERIOD.......
                                                    $14.35                             $16.62
                                                    ------                             ------

TOTAL RETURN.........................               (9.58)%                            11.33%+
                                                    -------                            ------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions)............................                $51.6                              $16.9

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.............................                1.14%                             1.15%++

Net investment gain..................                0.83%                             0.68%++

PORTFOLIO TURNOVER RATE..............                29.0%                             40.0%+

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to                       1.16%                             1.17%++
Average Net Assets:


+........Non-annualized

++.......Annualized

N/A......Not applicable.

(a)......Net investment income per share calculated using average shares outstanding.





Lord Abbett Growth Opportunities Portfolio
Class A

                                                                         For the period from May 1,
                                                                           2001 (commencement of
                                             For the year ended         operations) to December 31,
                                                                                      -------------
                                            December 31, 2002(a)                  2001(a)
                                            --------------------                  -------



NET ASSET VALUE, BEGINNING OF PERIOD.
                                                   $8.95                           $9.58
                                                   -----                           -----

INCOME FROM INVESTMENT OPERATIONS:

Net investment loss..................              (0.04)                          (0.03)

Net realized and unrealized losses...              (2.13)                          (0.60)
                                                   ------                          ------

TOTAL FROM INVESTMENT OPERATIONS.....
                                                   (2.17)                          (0.63)
                                                   ------                          ------

DISTRIBUTIONS:

Dividends from net investment income..........................
                                                    ---                             ----

Distributions from net realized                     ---                             ----
                                                    ---                             ----
capital gains.................................................

TOTAL DISTRIBUTIONS.................................---.......                      ----
                                                    ---                             ----

NET ASSET VALUE, END OF PERIOD.......
                                                   $6.78                           $8.95
                                                   -----                           -----

TOTAL RETURN.........................             (24.25)%                        (6.58)%+
                                                  --------                        -------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions)............................               $3.8                            $0.9

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.............................              0.85%                          0.85%++

Net investment loss..................             (0.52)%                        (0.54)%++

PORTFOLIO TURNOVER RATE..............              89.6%                           89.1%+

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to
Average Net Assets:                               1.69%                           5.19%++

+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.





Lord Abbett Growth Opportunities Portfolio
Class B

                                                                             For the period from February
                                                                              12, 2001 (commencement of
                                             For the year ended December           operations) to
                                                                ---------
                                                     31, 2002(a)                 December 31, 2001(a)
                                                     -----------                 --------------------



NET ASSET VALUE, BEGINNING OF PERIOD.......
                                                        $8.93                           $10.00
                                                        -----                           ------

INCOME FROM INVESTMENT OPERATIONS:

Net investment loss........................             (0.06)                          (0.06)

Net realized and unrealized losses.........             (2.12)                          (1.01)
                                                        ------                          ------

TOTAL FROM INVESTMENT OPERATIONS...........
                                                        (2.18)                          (1.07)
                                                        ------                          ------

DISTRIBUTIONS:

Dividends from net investment income..........................
                                                         ---                             ----

Distributions from net realized capital                  ---                             ----
                                                         ---                             ----
gains.........................................................

TOTAL DISTRIBUTIONS......................................---..                           ----
                                                         ---                             ----

NET ASSET VALUE, END OF PERIOD.............
                                                        $6.75                           $8.93
                                                        -----                           -----

TOTAL RETURN...............................            (24.41)%                       (10.70)%+
                                                       --------                       --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)....
                                                        $13.7                            $8.4

RATIOS TO AVERAGE NET ASSETS(1):

Expenses...................................             1.10%                          1.10%++

Net investment loss........................            (0.77)%                        (0.78)%++

PORTFOLIO TURNOVER RATE....................             89.6%                           89.1%+

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net
Assets:                                                 1.98%                          5.44%++

+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.





MFS Research International Portfolio
Class A

                                                                                 For the period from May 1,
                                                                                    2001 (commencement of
                                                 For the year ended December           operations) to
                                                                    ---------
                                                         31, 2002(a)                December 31, 2001(a)
                                                         -----------                --------------------



NET ASSET VALUE, BEGINNING OF PERIOD...........
                                                            $8.48                           $9.55
                                                            -----                           -----

INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)...................              0.06                          (0.01)

Net realized and unrealized losses.............             (1.04)                         (1.04)
                                                            ------                         ------

TOTAL FROM INVESTMENT OPERATIONS...............
                                                            (0.98)                         (1.05)
                                                            ------                         ------

DISTRIBUTIONS:

Dividends from net investment income..........................
                                                            (0.01)                         (0.02)

Distributions from net realized capital gains.................
                                                             ---                             ---

TOTAL DISTRIBUTIONS.........................................(0.01)                         (0.02)
                                                            ------                         ------

NET ASSET VALUE, END OF PERIOD.................
                                                            $7.49                           $8.48
                                                            -----                           -----

TOTAL RETURN...................................            (11.52)%                       (11.04)%+
                                                           --------                       --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)........
                                                             $9.4                           $3.7

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.......................................             1.00%                          1.00%++

Net investment income (loss)...................             0.73%                         (0.01)%++

PORTFOLIO TURNOVER RATE........................             114.1%                         133.6%+

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net                  1.86%                          5.08%++
Assets:

+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.





MFS Research International Portfolio
Class B

                                                                                   For the period from
                                                                                    February 12, 2001
                                                                                     (commencement of
                                                      For the year ended       operations) to December 31,
                                                                                             -------------
                                                     December 31, 2002(a)                2001(a)
                                                     --------------------                -------




NET ASSET VALUE, BEGINNING OF PERIOD............
                                                             $8.48                       $10.00
                                                             -----                       ------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income...........................             0.03                         0.01

Net realized and unrealized losses..............            (1.03)                       (1.52)
                                                            ------                       ------

TOTAL FROM INVESTMENT OPERATIONS................
                                                            (1.00)                       (1.51)
                                                            ------                       ------

DISTRIBUTIONS:

Dividends from net investment income..........................
                                                            (0.01)                       (0.01)

Distributions from net realized capital gains.................
                                                              ---                          ---

TOTAL DISTRIBUTIONS.........................................(0.01)                       (0.01)
                                                            ------                       ------

NET ASSET VALUE, END OF PERIOD..................
                                                             $7.47                        $8.48
                                                             -----                        -----

TOTAL RETURN....................................           (11.80)%                     (15.14)%+
                                                           --------                     --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions).........             $67.1                        $14.7

RATIOS TO AVERAGE NET ASSETS(1):

Expenses........................................             1.25%                       1.25%++

Net investment income (loss)....................             0.34%                       0.13%++

PORTFOLIO TURNOVER RATE.........................            114.1%                       133.6%+

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net                   2.07%                       5.33%++

Assets:

+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.









PIMCO Money Market Portfolio
Class A


                                               For the period from January
                                                 3, 2002 (commencement of
                                               operations) to December 31,
                                                         2002(a)




NET ASSET VALUE, BEGINNING OF PERIOD.........
                                                          $1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income........................              0.02

Net realized and unrealized gains (losses)...
                                                          (0.01)

TOTAL FROM INVESTMENT OPERATIONS.............
                                                           0.01

DISTRIBUTIONS:

Dividends from net investment income..........................
                                                          (0.01)

TOTAL DISTRIBUTIONS.......................................(0.01)
                                                          ------

NET ASSET VALUE, END OF PERIOD...............             $1.00
                                                          -----

TOTAL RETURN.................................             1.31%
                                                          -----

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)......
                                                           ---

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.....................................             0.50%+

Net investment income........................             1.57%+

PORTFOLIO TURNOVER RATE......................              N/A

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net
Assets:                                                   0.76%+

+........Annualized

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.






PIMCO Money Market Portfolio
Class B




                                                                             For the period from February
                                                                               12, 2001 (commencement of

                                                                                      operations) to
                                                     For the year ended          December 31, 2001(a)
                                                                                 --------------------
                                                    December 31, 2002(a)



NET ASSET VALUE, BEGINNING OF PERIOD...........


                                                           $1.00                         $1.00
                                                           -----                         -----

INCOME FROM INVESTMENT OPERATIONS:

Net investment income..........................             0.01                         0.03

Net realized and unrealized gains (losses).....
                                                           0.00+                         0.00+
                                                           -----                         -----

TOTAL FROM INVESTMENT OPERATIONS...............
                                                            0.01                         0.03
                                                            ----                         ----

DISTRIBUTIONS:

Dividends from net investment income..........................
                                                           (0.01)                       (0.03)
                                                           ------                       ------

TOTAL DISTRIBUTIONS........................................(0.01)                       (0.03)
                                                           ------                       ------

NET ASSET VALUE, END OF PERIOD.................            $1.00                         $1.00
                                                           -----                         -----

TOTAL RETURN...................................            1.09%                        2.82%++
                                                           -----                        -------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)........
                                                           $128.5                        $26.5

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.......................................            0.75%                       0.75%+++

Net investment income..........................            1.04%                       2.37%+++

PORTFOLIO TURNOVER RATE........................             N/A                           N/A

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net
Assets:                                                    0.86%                       2.42%+++

+........Rounds to less than $0.005 per share

++.......Non-annualized

+++......Annualized

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.





PIMCO Total Return Portfolio

Class A



                                                                              For the period from May 1,
                                                                                 2001 (commencement of
                                             For the year ended December            operations) to
                                                                ---------
                                                      31, 2002(a)                December 31, 2001(a)
                                                      -----------                -----------------



NET ASSET VALUE, BEGINNING OF PERIOD.......
                                                        $10.35                          $10.03
                                                        ------                          ------


INCOME FROM INVESTMENT OPERATIONS:


Net investment income......................              0.33                            0.27
Net realized and unrealized gains..........              0.66                            0.40
                                                         ----                            ----
TOTAL FROM INVESTMENT OPERATIONS...........
                                                         0.99                            0.67
                                                         ----                            ----
DISTRIBUTIONS:
Dividends from net investment income......................---.                          (0.20)
Distributions from net realized capital                   ---                           (0.15)
                                                          ---                           ------
gains.........................................................

TOTAL DISTRIBUTIONS.......................................---.                          (0.35)
                                                          ---                           ------
NET ASSET VALUE, END OF PERIOD.............             $11.34                          $10.35
                                                        ------                          ------
TOTAL RETURN...............................              9.57%                          6.68%+
                                                         -----                          -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)....             $155.0                           $59.1
RATIOS TO AVERAGE NET ASSETS (1):
Expenses...................................              0.65%                          0.65%++
Net investment income......................              3.06%                          3.76%++
PORTFOLIO TURNOVER RATE....................             474.4%                          346.0%+
(1)  If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:
Ratio of Operating Expenses to Average Net
Assets:                                                  0.64%                          1.15%++


+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.





PIMCO Total Return Portfolio

Class B







                                                                                   For the period from
                                                                                    February 12, 2001
                                                                                    (commencement of
                                                      For the year ended             operations) to
                                                     December 31, 2002(a)         December 31, 2001(a)
                                                     --------------------         -----------------





NET ASSET VALUE, BEGINNING OF PERIOD............
                                                            $10.33                       $10.00
                                                            ------                       ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income...........................             0.31                         0.32
Net realized and unrealized gains...............             0.65                         0.34
                                                             ----                         ----
TOTAL FROM INVESTMENT OPERATIONS................
                                                             0.96                         0.66
                                                             ----                         ----
DISTRIBUTIONS:
Distributions in excess of net investment income..............---                        (0.18)
Distributions from net realized capital gains.................---                        (0.15)
                                                              ---                        ------

TOTAL DISTRIBUTIONS...........................................---                        (0.33)
                                                              ---                        ------
NET ASSET VALUE, END OF PERIOD..................            $11.29                       $10.33
                                                            ------                       ------
TOTAL RETURN....................................             9.29%                       6.68%+
                                                             -----                       -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions).........            $427.7                        $46.2
RATIOS TO AVERAGE NET ASSETS (1):
Expenses........................................             0.90%                       0.90%++
Net investment income...........................             2.85%                       3.48%++
PORTFOLIO TURNOVER RATE.........................            474.4%                       346.0%+
(1)  If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:
Ratio of Operating Expenses to Average Net
Assets:                                                      0.90%                       1.40%++


+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.






Met/Putnam Capital Opportunities Portfolio
(formerly J.P. Morgan Small Cap Stock Portfolio)*
Class A





...................                          FOR THE YEARS ENDED DECEMBER 31,
                                            --------------------------------




                                         (2002)(a)           2001(a)             2000           1999        1998
                                         ---------           -------             ----           ----        ----


NET ASSET VALUE, BEGINNING OF PERIOD
                                           $11.74            $14.82             $17.27         $11.98      $13.11
                                           ------            ------             ------         ------      ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income...............       0.00+              0.02               0.02           0.01        0.05
Net realized and unrealized gains
(losses)............................       (2.47)            (1.22)             (1.78)          5.31       (0.72)
                                           ------            ------             ------          ----       ------
TOTAL FROM INVESTMENT OPERATIONS....

                                           (2.47)            (1.20)             (1.76)          5.32       (0.67)
                                           ------            ------             ------          ----       ------
DISTRIBUTIONS:
Dividends from net investment income..........................
                                           (0.01)            (0.02)             0.00+          (0.03)      (0.02)
Distributions from net realized
capital gains...............................---..............(1.86)             (0.69)          ---        (0.44)
                                            ---              ------             ------          ---        ------
TOTAL DISTRIBUTIONS........................(0.01)............(1.88)             (0.69)         (0.03)      (0.46)
                                           ------            ------             ------         ------      ------
NET ASSET VALUE, END OF PERIOD......
                                           $9.26             $11.74             $14.82         $17.27      $11.98
                                           -----             ------             ------         ------      ------
TOTAL RETURN........................      (21.05)%           (8.42)%           (10.55)%        44.56%      (5.40)%
                                          --------           -------           --------        ------      -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)...........................       $47.2              $76.8             $97.9          $109.3       $78.2
RATIOS TO AVERAGE NET ASSETS(1):

Expenses............................       1.20%              1.09%             1.03%          1.05%        0.95%
Net investment income...............       0.01%              0.14%             0.17%          0.11%        0.45%
PORTFOLIO TURNOVER RATE.............
                                           77.6%              79.9%             107.1%         123.5%       62.4%

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to
Average Net Assets:                         N/A                N/A               N/A           1.09%        1.12%


* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Small Cap Stock Portfolio, a portfolio of Cova
         Series Trust, that followed the same investment objective as the Portfolio. The information for each of the periods prior to February
         12, 2001 is that of the predecessor Small Cap Stock Portfolio.
         Effective May 1, 2003, the Portfolio changed its name to Met/Putnam
         Capital Opportunities Portfolio and Putnam Investment Management, LLC became the Portfolio's Adviser.

+        Less than $.0005 per share

N/A      Not applicable

(a) Net investment income per share was calculated using average shares outstanding.






Met/Putnam Capital Opportunities Portfolio
(formerly J.P. Morgan Small Cap Stock Portfolio)*
Class B


                                                                                    For the period from
                                                                               April 3, 2001 (commencement of

                                                                                       operations) to
                                                     For the year ended             December 31, 2001(a)
                                                                                    --------------------
                                                    December 31, 2002(a)



       NET ASSET VALUE, BEGINNING OF PERIOD....            $11.72                          $12.25
                                                           ------                          ------

       INCOME FROM INVESTMENT OPERATIONS:

       Net investment income                               (0.02)                          0.00+
         (loss)................................

       Net realized and unrealized gains                   (2.46)                           1.35
                                                           ------                           ----
       (losses)................................

       TOTAL FROM INVESTMENT OPERATIONS........            (2.48)                           1.35
                                                           ------                           ----

       DISTRIBUTIONS:

       Dividends from net investment income..........................
                                                           (0.01)                          (0.02)

       Distributions from net realized capital               ---                           (1.86)
                                                             ---                           ------
       gains.........................................................

       TOTAL DISTRIBUTIONS.................................(0.01)....                      (1.88)
                                                           ------                          ------

       NET ASSET VALUE, END OF PERIOD..........
                                                            $9.23                          $11.72
                                                            -----                          ------

       TOTAL RETURN............................           (21.19)%                        10.61%++
                                                          --------                        ------

       RATIOS/SUPPLEMENTAL DATA:

       Net assets, end of period (In millions).
                                                            $2.1                            $0.9

       RATIOS TO AVERAGE NET ASSETS:

       Expenses................................             1.47%                         1.40%+++

       Net investment loss.....................            (0.23)%                      (0.10)%++ +

       PORTFOLIO TURNOVER RATE.................             77.6%                         79.9%++


*        Effective May 1, 2003, the Portfolio changed its name to Met/Putnam
         Capital Opportunities Portfolio and Putnam Investment Management, LLC became the Portfolio's Adviser.

+        Less than $.0005 per share

++       Non-annualized

+++      Annualized

N/A      Not applicable

(a) Net investment income per share was calculated using average shares outstanding.






T. Rowe Price Mid-Cap Growth Portfolio
(formerly MFS Mid Cap Growth Portfolio)*
Class A

                                                                             For the period from May 1, 2001
                                                                             (commencement of operations) to
                                              For the year ended December          December 31, 2001(a)
                                                                 ---------         --------------------
                                                       31, 2002(a)

NET ASSET VALUE, BEGINNING OF PERIOD........
                                                          $8.37                           $9.76
                                                          -----                           -----

INCOME FROM INVESTMENT OPERATIONS:

Net investment loss.........................             (0.02)                           (0.02)

Net realized and unrealized losses..........             (3.66)                           (1.37)
                                                         ------                           ------

TOTAL FROM INVESTMENT OPERATIONS............
                                                         (3.68)                           (1.39)
                                                         ------                           ------

DISTRIBUTIONS:

Dividends from net investment income.......................---                             ----

Distributions from net realized capital                  (0.03)                            ----
                                                         ------                            ----
gains.........................................................

TOTAL DISTRIBUTIONS......................................(0.03)                            ----
                                                         ------                            ----

NET ASSET VALUE, END OF PERIOD..............
                                                          $4.66                           $8.37
                                                          -----                           -----

TOTAL RETURN................................            (44.00)%                        (14.24)%+
                                                        --------                        --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions).....
                                                          $16.0                           $13.5

RATIOS TO AVERAGE NET ASSETS(1):

Expenses....................................              0.80%                          0.80%++

Net investment loss.........................             (0.34)%                        (0.35)%++

PORTFOLIO TURNOVER RATE.....................             157.2%                           86.3%+

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net                1.10%                          2.35%++
Assets:

Ratio of Expenses to Average Net Assets                   0.73%                            N/A
After Broker Rebates:

*........Effective January 1, 2003, the Portfolio changed its name to T. Rowe Price Mid-Cap
            Growth Portfolio and T. Rowe Price Associates, Inc. became the Portfolio's Adviser.

+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.






T. Rowe Price Mid-Cap Growth Portfolio
(formerly MFS Mid Cap Growth Portfolio)*

Class B

                                                                                    For the period from
                                                                                     February 12, 2001
                                                                                      (commencement of
                                                        For the year ended            operations) to
                                                       December 31, 2002(a)         December 31, 2001(a)


NET ASSET VALUE, BEGINNING OF PERIOD..............
                                                              $8.34                        $10.00
                                                              -----                        ------

INCOME FROM INVESTMENT OPERATIONS:

Net investment loss...............................            (0.03)                       (0.04)

Net realized and unrealized losses................            (3.64)                       (1.62)
                                                              ------                       ------

TOTAL FROM INVESTMENT OPERATIONS..................
                                                              (3.67)                       (1.66)
                                                              ------                       ------

DISTRIBUTIONS:

Dividends from net investment income..........................
                                                               ---                          ----

Distributions from net realized capital gains.................(0.03)                        ----
                                                              ------                        ----

TOTAL DISTRIBUTIONS...........................................(0.03)                        ----
                                                              ------                        ----

NET ASSET VALUE, END OF PERIOD....................
                                                              $4.64                        $8.34
                                                              -----                        -----

TOTAL RETURN......................................           (44.04)%                    (16.60)%+
                                                             --------                    --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)...........
                                                              $62.6                        $23.4

RATIOS TO AVERAGE NET ASSETS(1):

Expenses..........................................            1.05%                       1.05%++

Net investment loss...............................           (0.54)%                     (0.53)%++

PORTFOLIO TURNOVER RATE...........................            157.2%                       86.3%+

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net Assets:            1.41%                       2.60%++

Ratio of Expenses to Average Net Assets After                 0.96%                         N/A
Broker Rebates:

*........Effective January 1, 2003, the Portfolio changed its name to T. Rowe Price Mid-Cap
..........Growth Portfolio and T. Rowe Price Associates, Inc. became the Portfolio's Adviser.

+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.



                           FOR MORE INFORMATION

If you would like more information about a Portfolio, the following documents are available to you free upon request:

Annual/Semi-annual Reports

         Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information ("SAI")

         Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about a Portfolio, contact:

                           Met Investors Series Trust
                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                                 1-800-848-3854

Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission (`SEC"):

oIn person        Review and copy documents in the SEC's Public Reference Room in Washington, D.C.  (for information call
                  202-942-8090).

oOn line Retrieve information from the EDGAR database on the SEC's web site at: http://www.sec.gov.

o By mail         Request documents, upon payment of a duplicating fee, by
                  writing to SEC, Public Reference Section, Washington, D.C.
                  20549 or by e-mailing the SEC at publicinfo@sec.gov.

                              SEC FILE # 811-10183

                                 [FRONT COVER]




                           Met Investors Series Trust

                       J.P. Morgan Quality Bond Portfolio
                     Lord Abbett Growth and Income Portfolio
                      Lord Abbett Bond Debenture Portfolio
                          PIMCO Total Return Portfolio
                          Met/Putnam Research Portfolio


                                 Class A Shares

                                   Prospectus

                                   May 1, 2003

    Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                           PAGE

INTRODUCTION..................................................................3
------------
         Understanding the Trust..............................................3
         -----------------------
         Understanding the Portfolios.........................................3
         ----------------------------
THE PORTFOLIOS................................................................6
--------------
         Investment Summary...................................................6
         ------------------
                  J.P. Morgan Quality Bond Portfolio..........................8
                  ----------------------------------
                  Lord Abbett Growth and Income Portfolio....................15
                  ---------------------------------------
                  Lord Abbett Bond Debenture Portfolio.......................19
                  ------------------------------------
                  PIMCO Total Return Portfolio...............................25
                  ----------------------------
                  Met/Putnam Research Portfolio..............................30
                  -----------------------------
         Primary Risks of Investing in the Portfolios........................35
         --------------------------------------------
         Additional Investment Strategies....................................38
         --------------------------------
         Management..........................................................49
         ----------
                  The Manager................................................49
                  -----------
                  The Advisers...............................................50
                  ------------
YOUR INVESTMENT..............................................................54
---------------
         Shareholder Information.............................................54
         -----------------------
         Dividends, Distributions and Taxes..................................54
         ----------------------------------
         Sales and Purchases of Shares.......................................55
         -----------------------------
FINANCIAL HIGHLIGHTS.........................................................57
--------------------
FOR MORE INFORMATION..................................................Back Cover

INTRODUCTION

     Understanding the Trust

         Met Investors Series Trust (the "Trust") is an open-end management investment company that offers a selection of twenty-one managed investment portfolios or mutual funds, only five of which are offered through this Prospectus (the "Portfolios"). Each of the five Portfolios described in this Prospectus has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio.

Investing Through a Variable Insurance Contract

         Class A shares of the Portfolios are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts (collectively, "Contracts"). Class A shares of certain of the Portfolios are also sold to qualified pension and profit sharing plans. The Class A shares of the Portfolios that are also sold to qualified plans are offered to plan participants through a separate prospectus.

         As a Contract owner, your premium payments are allocated to one or more of the Portfolios in accordance with your Contract.

         A particular Portfolio of the Trust may not be available under the Contract you have chosen. The prospectus for the Contracts shows the Portfolios available to you. Please read this Prospectus carefully before selecting a Portfolio. It provides information to assist you in your decision. If you would like additional information about a Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

         Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same investment advisers. The Portfolios in this Prospectus are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolios, different fees, and different asset sizes.

[SIDE BAR:

         Please see the Contracts prospectus that accompanies this Prospectus for a detailed explanation of your Contract.]

                  Understanding the Portfolios

         After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio, including information about its investment objective, principal investment strategy, primary risks, fees and expenses and past performance.

         Each of the Portfolios falls into one of two categories of funds. A particular type of Portfolio may be more appropriate for you depending upon your investment needs. Please see the Risk/Reward spectrum on the next page which lists the Portfolios in order of risk/reward from highest to lowest.

Description of Types of Funds:

Equity Funds

         Although they may involve more risk, historically, equity securities such as common stocks have offered higher returns than bonds or other investments over the long term. A domestic equity fund principally invests in equity securities of U.S. companies and may also, to a minor extent, invest in securities of companies located outside the United States. An international equity fund principally invests in the equity securities of companies located outside the United States.

Fixed Income Funds

         Fixed income securities are securities that pay a specified rate of return. Historically, fixed income funds are not as volatile as equity funds. These funds may lend stability to a portfolio made up primarily of stocks.

Before you choose a Portfolio, please consider...
                                                                   Higher


                                                                   Risk/Reward



All of the Portfolios involve risk, but there is also the potential for reward. You can lose money - and you can make money. The Portfolios are structured so that each offers a different degree of risk and reward than others.

Notice the scale at the right. It covers, in the opinion of the Portfolios' Manager, the full spectrum of risk/reward of the Portfolios described in this Prospectus. Please note that the scale is for illustration purposes only and is not meant to convey the precise degree of difference in risk/reward among the Portfolios.
What risk/reward level is for you? Ask yourself the following:

         How well do I handle fluctuations in my account value? The higher a Portfolio is on the risk/ reward spectrum, the more its price is likely to move up and down on a day to day basis. If this makes you uncomfortable, you may prefer an investment at the lower end of the scale that may not fluctuate in price as much.

         Am I looking for a higher rate of return? Generally, the higher the potential return, the higher the risk. If you find the potential to make money is worth the possibility of losing more, then a Portfolio at the higher end of the spectrum may be right for you.








                                                                        Met/Putnam Research Portfolio
A final note: These Portfolios are designed for long-term     Lord Abbett Growth and Income Portfolio
investment.
                                                                 Lord Abbett Bond Debenture Portfolio





                                                                PIMCO Total Return Portfolio    Lower


                                                          J.P. Morgan Quality Bond Portfolio    Risk/Reward




THE PORTFOLIOS

     Investment Summary

Each Portfolio's summary discusses the following :

o        Investment Objective

                  What is the Portfolio's investment goal?

o        Principal Investment Strategy

                  How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

o        Primary Risks

                  What are the specific risks of investing in the Portfolio?

o        Past Performance

                  How well has the Portfolio performed over time?

o        Fees and Expenses

                  What is the cost of investing in the Portfolio?

         [SIDE BAR: Each Portfolio in this Prospectus is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. Each Portfolio strives to reach its stated investment objective, which can be changed without shareholder approval. As with all mutual funds, there is no guarantee that a Portfolio will achieve its investment objective.

         In addition to its principal investment strategy, each Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in the Investment Summary section of the Prospectus. These other securities and investment techniques and practices in which a Portfolio may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus.

         [SIDE BAR: A Portfolio's Adviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive fixed income yield opportunities, when the issuer's investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions, or for other investment reasons.]

         Following the Investment Summary is the section entitled "Primary Risks of Investing in the Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments.

         The SAI provides more detailed information regarding the various types of securities that a Portfolio may purchase and certain investment techniques and practices of its Adviser.

         The Contracts may be sold by banks. An investment in a Portfolio of the Trust through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

[Left Side:]

                                            J.P. Morgan Quality Bond Portfolio


Investment Objective:

         To provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

Principal Investment Strategy:

         The Portfolio will invest at least 80% of its net assets in investment grade fixed income debt securities under normal circumstances. Investment grade securities are those rated at least BBB by Standard & Poor's Ratings Services ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's") or that are unrated and in the Adviser's opinion are of comparable quality.

         The Portfolio invests in broad sectors of the fixed income market, including U.S. Government and agency securities, corporate securities including bonds, debentures and notes, asset-backed securities and mortgage-backed and mortgage-related securities. The Adviser actively manages the Portfolio's duration, the allocation of securities across market sectors, and the selection of specific securities within sectors. Based on fundamental, economic and capital markets research, the Adviser adjusts the duration of the Portfolio in light of market conditions and the Adviser's interest rate outlook. For example, if interest rates are expected to fall, the duration may be lengthened to take advantage of the expected associated increase in bond prices. The Adviser selects specific securities which it believes are undervalued for purchase using: advanced quantitative tools, analysis of credit risk, the expertise of a dedicated trading desk, and the judgment of fixed income portfolio managers and analysts. A security is considered undervalued when its price is lower than one would expect for an investment of similar quality, duration and structural characteristics.

         Under normal market conditions, the Portfolio's duration will range between one year shorter and one year longer than the duration of the Salomon Brothers Broad Investment Grade Bond Index, the Portfolio's benchmark. Currently, the benchmark's duration is approximately 4.04 years. The maturities of the individual securities in the Portfolio may vary widely, however.

         The Portfolio may invest in obligations issued or guaranteed by the U.S. Government and backed by the full faith and credit of the United States including Treasury securities and Government National Mortgage Association ("GNMA") certificates as well as obligations issued or guaranteed by U.S. Government agencies or instrumentalities where the Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment. Some examples of agencies or instrumentalities issuing these obligations are the Federal Farm Credit System, the Federal Home Loan Banks and the Federal National Mortgage Association.

         The Portfolio may also invest in municipal obligations that have been issued on a taxable basis or that have an attractive yield excluding tax considerations.

         The Portfolio may invest up to 20% of its assets in foreign debt securities, including Eurodollar bonds and Yankee bonds and securities of foreign governments and governmental entities. The Portfolio may also invest in debt securities of issuers located in emerging market countries.

         The Portfolio may keep a portion of its assets in cash or cash equivalents such as high quality short-term debt obligations including bankers' acceptances, commercial paper, certificates of deposit, Eurodollar obligations, variable amount master demand notes and money market mutual funds. Investments in cash or similar liquid securities (cash equivalents) generally do not provide as high a return as would assets invested in other types of securities.

         The Adviser may, when consistent with the Portfolio's investment objective, use options or futures for hedging and for risk management (i.e., to adjust duration or yield curve exposure, or to establish or adjust exposure to particular securities markets, or currencies); risk management may include management of the Portfolio's exposure relative to its benchmark.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 35, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Interest rate risk
o        Credit risk
o        Foreign investment risk

         Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

         The Portfolio's investments in derivatives to manage duration, yield curve exposure, and credit and spread volatility can significantly increase the Portfolio's exposure to market risk or risk of non-performance of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risks that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor fund (Quality Bond Portfolio, a series of Cova Series Trust, which commenced operations on May 1, 1996) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001.

         The bar chart below shows you the performance of the Portfolio's Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

             Year-by-Year Total Return as of 12/31 of Each Year

------------- ----------- ----------- ------------ ----------- -----------
9.06%         8.37%       -1.54%      11.42%       7.03%       8.94%






97            98          99          00           01          02
------------- ----------- ----------- ------------ ----------- -----------

                         High Quarter: 4th - 2000 +4.59%
                         Low Quarter: 2nd -1999 - 1.46%

         The table below compares the Portfolio's Class A shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/02 with the Salomon Brothers Broad Investment Grade Bond Index, a widely recognized unmanaged market-capitalized weighted index which includes fixed-rate Treasury, government sponsored, corporate (Baa3/BBB or better) and mortgage securities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                          Average Annual Total Return as of 12/31/02
                      --------------- -------------- ------------ --------------

                                                                      Since
                                         1 Year        5 Year       Inception

                      --------------- -------------- ------------ --------------

        Class A                           8.94%         6.75%         7.27%
        Salomon Brothers Broad
           Investment Grade Bond
           Index                         10.09%         7.52%        8.04%*
----------------------------- -------------- ------------ -------------- -------

                           * Index performance is from 5/1/96.

[SIDE BAR:

         Portfolio Management:

o        J.P. Morgan Investment Management Inc.
                  see page 51
o        For financial highlights
                  see page 58]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

          ----------------------------------- ----------------------------------
                                                           Class A
          ----------------------------------- ----------------------------------
          ----------------------------------- ----------------------------------
          Management Fee                                    0.53%
          ----------------------------------- ----------------------------------
          ----------------------------------- ----------------------------------
          12b-1 Fees                                         None
          ----------------------------------- ----------------------------------
          ----------------------------------- ----------------------------------
          Other Expenses                                    0.18%
          ----------------------------------- ----------------------------------
          ----------------------------------- ----------------------------------
          Total Annual Portfolio Operating                  0.71%
          Expenses Before Expense Waiver/
          Reimbursement
          ----------------------------------- ----------------------------------
          ----------------------------------- ----------------------------------
          Contractual Expense Waiver/                       0.01%
          Reimbursement*
          ----------------------------------- ----------------------------------
          ----------------------------------- ----------------------------------
          Total Annual Portfolio Operating                  0.70%
          Expenses After Expense Waiver/
          Reimbursement
          ----------------------------------- ----------------------------------
* Met Investors Advisory LLC (the "Manager") and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A shares of the Portfolio will not exceed 0.70% for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.



         Example of Portfolio Expenses

    ---------------------------------------- ----------------------------------
                                                              Class A
    ---------------------------------------- ----------------------------------
    ---------------------------------------- ----------------------------------
    1 Year                                                      $72
    ---------------------------------------- ----------------------------------
    ---------------------------------------- ----------------------------------
    3 Years                                                    $227
    ---------------------------------------- ----------------------------------
    ---------------------------------------- ----------------------------------
    5 Years                                                    $395
    ---------------------------------------- ----------------------------------
    ---------------------------------------- ----------------------------------
    10 Years                                                   $884
    ---------------------------------------- ----------------------------------

[Left Side:]

                                       Lord Abbett Growth and Income Portfolio


Investment Objective:

         To achieve long-term growth of capital and income without excessive fluctuation in market value.

Principal Investment Strategy:

         To pursue this objective, the Portfolio primarily purchases equity securities of large, seasoned, U.S. and multinational companies that the Adviser believes are undervalued. The Portfolio may invest in equity securities such as common stocks, convertible bonds, convertible preferred stocks and warrants and similar instruments. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies with market capitalizations of at least $5 billion at the time of purchase. This market capitalization may vary in response to changes in the markets.

         In selecting investments, the Portfolio attempts to invest in securities selling at reasonable prices in relation to the Adviser's assessment of their potential value. While there is the risk that an investment may never reach what the Adviser believes is its full value or may go down in value, the Adviser's emphasis on large, seasoned company value stocks may limit the Portfolio's downside risk because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be less volatile than the stocks of smaller companies.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 35, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk
o        Market capitalization risk
o        Investment style risk

Past Performance:
----------------

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor funds managed by the Adviser using the same investment objective and strategy as the Portfolio. On January 8, 1999 substantially all of the assets of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. were transferred to the Lord Abbett Growth and Income Portfolio, a series of Cova Series Trust. The assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Portfolio on February 12, 2001. The performance shown below for the Portfolio's Class A shares is the historical performance of the Lord Abbett Growth and Income Portfolio of Cova Series Trust (from January 8, 1999 through February 11, 2001) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999. The bar chart below shows you the performance of the Portfolio's Class A shares for the last ten calendar years. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                    Year-by-Year Total Return as of 12/31 of Each Year

------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- ------------
14.82%        2.78%       29.82%     19.45%      24.31%     12.87%      16.56%     14.68%      -5.77%     -17.95%






93            94          95         96          97         98          99         00          01         02
------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- ------------

                        High Quarter: 3rd - 1997 + 14.13%
                        Low Quarter: 3rd - 2002 - 19.80%

         The table below compares the Portfolio's Class A shares' average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/02 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large - and medium - sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

    ---------------------------------------------------------------------------
       Average Annual Total Return as of 12/31/02
                                          1 Year        5 Year       10 Year
                                          ------        ------       -------

                                      --------------- ------------ ------------
    Class A                           -17.95%         3.14%        10.28%
    S&P 500 Index                     -22.10%         -0.59%       9.34%
    --------------------------------- --------------- ------------ ------------


[SIDE BAR:

         Portfolio Management:

o        Lord, Abbett & Co. LLC
                  see page 51
o        For financial highlights
                  see page 60]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

              ------------------------------ --------------------------------
                                                         Class A
              ------------------------------ --------------------------------
              ------------------------------ --------------------------------
              Management Fee                              0.58%
              ------------------------------ --------------------------------
              ------------------------------ --------------------------------
              12b-1 Fees                                  None
              ------------------------------ --------------------------------
              ------------------------------ --------------------------------
              Other Expenses                              0.09%
              ------------------------------ --------------------------------
              ------------------------------ --------------------------------
              Total Annual Portfolio                      0.67%
              Operating Expenses
              ------------------------------ --------------------------------


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

     -------------------------------------- -----------------------------------
                                                           Class A
     -------------------------------------- -----------------------------------
     -------------------------------------- -----------------------------------
     1 Year                                                  $69
     -------------------------------------- -----------------------------------
     -------------------------------------- -----------------------------------
     3 Years                                                 $215
     -------------------------------------- -----------------------------------
     -------------------------------------- -----------------------------------
     5 Years                                                 $374
     -------------------------------------- -----------------------------------
     -------------------------------------- -----------------------------------
     10 Years                                                $837
     -------------------------------------- -----------------------------------

[Left Side:]

                        Lord Abbett Bond Debenture Portfolio

Investment Objective:

         To provide high current income and the opportunity for capital appreciation to produce a high total return.

Principal Investment Strategy:

         Under normal circumstances, the Portfolio invests substantially all (at least 80%) of its net assets in debt securities of various types. To pursue its goal, the Portfolio normally invests substantially all of its net assets in high yield and investment grade debt securities, but may also invest in securities convertible into common stocks. The Portfolio may invest up to 80% of its total assets in high yield/high risk debt securities (junk bonds). Debt securities normally will consist of secured debt obligations of the issuer (i.e., bonds), general unsecured debt obligations of the issuer (i.e., debentures) and debt securities which are subordinate in right of payment to other debt of the issuer. In no event will the Portfolio invest more than 10% of its gross assets at the time of investment in debt securities which are in default as to interest or principal. At least 20% of the Portfolio's assets must be invested in any combination of investment grade debt securities, U.S. Government securities and cash equivalents. The Portfolio may also invest up to 20% of its net assets in equity securities of large cap companies including common stocks, preferred stocks, convertible preferred stocks, warrants and similar instruments. The Portfolio attempts to invest in securities selling at reasonable prices in relation to the Adviser's assessment of their potential value.

         The Adviser will actively manage the Portfolio and seek unusual values, particularly in lower-rated debt securities, some of which are convertible into common stocks or have warrants attached to purchase common stocks. In selecting lower-rated bonds for investment, the Adviser does not rely upon ratings, which evaluate only the safety of principal and interest, not market value risk, and which, furthermore, may not accurately reflect an issuer's current financial condition. The Portfolio does not have any minimum rating criteria for its investments in bonds and some issuers may default as to principal and/or interest payments subsequent to the purchase of their securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, the Adviser believes that investment risk may be reduced, although there is no assurance that losses will not occur.

         The Portfolio normally invests in long-term debt securities when the Adviser believes that interest rates in the long run will decline and prices of such securities generally will be high. When the Adviser believes that long-term interest rates will rise, it may shift the Portfolio into short-term debt. Under normal circumstances, the duration of the Portfolio's debt securities will be between 3 to 7 years with an average maturity of 5 to 12 years.

         Capital appreciation may be obtained by investing in:

o        debt securities when the trend of interest rates is expected to be down
o convertible debt securities or debt securities with warrants attached entitling the holder to purchase common stock o debt securities of issuers in financial difficulties when, in the view of the Adviser, the problems giving rise to such difficulties can be successfully resolved, with a consequent improvement in the credit standing of the issuers (such investments involve corresponding risks that interest and principal payments may not be made if such difficulties are not resolved)
o        equity securities

         The Portfolio may invest up to 20% of its net assets, at market value, in debt and equity securities primarily traded in foreign countries.

         The Portfolio may hold or sell any property or securities which it may obtain through the exercise of conversion rights or warrants or as a result of any reorganization, recapitalization or liquidation proceedings for any issuer of securities owned by it. In no event will the Portfolio voluntarily purchase any securities other than debt securities, if, at the time of such purchase or acquisition, the value of the property and securities, other than debt securities, in the Portfolio is greater than 20% of the value of its net assets.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 35, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk
o        Interest rate risk
o        Credit risk
o        High yield debt security risk
o        Foreign investment risk
o        Market capitalization risk
o        Investment style risk

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust, which commenced operations on May 1, 1996) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001.

         The bar chart below shows you the performance of the Portfolio's Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.









               Year-by-Year Total Return as of 12/31 of Each Year

-------------- ----------- ------------ ----------- ------------ -----------
15.63%         6.26%       3.40%        0.87%       3.76%        -0.39%






97             98          99           00          01           02
-------------- ----------- ------------ ----------- ------------ -----------

                         High Quarter: 4th -2001 + 5.85%
                         Low Quarter: 3rd -1998 - 4.31%

         The table below compares the Portfolio's Class A shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/02 with the Credit Suisse First Boston High Yield Index, which is representative of the lower rated debt (including non-convertible-preferred stocks) investments in the Portfolio; and with the Lehman Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

   ----------------------------------------------------------------------------
                     Average Annual Total Return as of 12/31/02
                 ----------------- ----------------- ----------- -------------

                                                                    Since
                                        1 Year         5 Year     Inception

                 ----------------- ----------------- ----------- -------------

   Class A                              -0.39%         2.75%        6.21%
   Credit Suisse First Boston           3.11%          1.44%        4.30%*
      High Yield Index
   Lehman Aggregate Bond Index          10.27%         7.54%        8.03%*
   ------------------------------- ----------------- ----------- -------------
         * Index performance is from 5/1/96.

[SIDE BAR:

         Portfolio Management:

o        Lord, Abbett & Co. LLC
                  see page 51
o        For financial highlights
                  see page 60]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

      ------------------------------------ ---------------------------------
                                                       Class A
      ------------------------------------ ---------------------------------
      ------------------------------------ ---------------------------------
      Management Fee                                    0.60%
      ------------------------------------ ---------------------------------
      ------------------------------------ ---------------------------------
      12b-1 Fees                                         None
      ------------------------------------ ---------------------------------
      ------------------------------------ ---------------------------------
      Other Expenses                                    0.17%
      ------------------------------------ ---------------------------------
      ------------------------------------ ---------------------------------
      Total Annual Portfolio Operating                  0.77%
      Expenses Before Expense Waiver/
      Reimbursement
      ------------------------------------ ---------------------------------
      ------------------------------------ ---------------------------------
      Contractual Expense Waiver/                       0.02%
      Reimbursement*
      ------------------------------------ ---------------------------------
      ------------------------------------ ---------------------------------
      Total Annual Portfolio Operating                  0.75%
      Expenses After Expense Waiver/
      Reimbursement
      ------------------------------------ ---------------------------------
* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A shares of the Portfolio will not exceed 0.75% for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

   ---------------------------------------- ------------------------------------
                                                           Class A
   ---------------------------------------- ------------------------------------
   ---------------------------------------- ------------------------------------
   1 Year                                                    $77
   ---------------------------------------- ------------------------------------
   ---------------------------------------- ------------------------------------
   3 Years                                                  $245
   ---------------------------------------- ------------------------------------
   ---------------------------------------- ------------------------------------
   5 Years                                                  $427
   ---------------------------------------- ------------------------------------
   ---------------------------------------- ------------------------------------
   10 Years                                                 $955
   ---------------------------------------- ------------------------------------

[Left Side:]

                           PIMCO Total Return Portfolio


Investment Objective:

         The Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

Principal Investment Strategy:

         The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Adviser's forecast for interest rates.

         The Portfolio invests primarily in investment grade debt securities, U.S. Government securities and commercial paper and other short-term obligations. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

         The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. In addition, the Portfolio may engage in forward commitments, when-issued and delayed delivery securities transactions. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 35, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk
o        Interest rate risk
o        Credit risk
o        Foreign investment risk

         Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.





         The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on May 1, 2001. Although Class B shares are not offered by this Prospectus, the annual returns for Class A and Class B are substantially similar because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses.

         The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                           Year-by-Year Total Return as of 12/31

                             ------------------------------
                                         9.29%





                                          02
                             ------------------------------

          High Quarter: 3rd - 2002 + 3.65%
            Low Quarter: 1st - 2002 0.00%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02 with the Lehman Brothers Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.





        -------------------------------------------------------------------
                                                       Average Annual
        Total
                                                       Return as of
        12/31/02
                                                        Since
                   1 Year Inception


        Class A                           9.57%         9.79%
        Class B                           9.29%         8.49%
        Lehman Brothers Aggregate        10.27%         8.75%*
           Bond Index
        ----------------------------- -------------- ------------- --------
              * Index performance is from 2/28/01.


         For information on Pacific Investment Management Company LLC's prior performance with a comparable fund, see page 51.

[SIDE BAR:

         Portfolio Management:

o        Pacific Investment Management Company LLC
                  see page 52
o        For financial highlights see page 64]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

        ----------------------------------- ------------------------------------
                                                          Class A
        ----------------------------------- ------------------------------------
        ----------------------------------- ------------------------------------
        Management Fee                                     0.50%
        ----------------------------------- ------------------------------------
        ----------------------------------- ------------------------------------
        12b-1 Fees                                         None
        ----------------------------------- ------------------------------------
        ----------------------------------- ------------------------------------
        Other Expenses                                     0.15%
        ----------------------------------- ------------------------------------
        ----------------------------------- ------------------------------------
        Total Annual Portfolio Operating                   0.65%
        Expenses
        ----------------------------------- ------------------------------------


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

    --------------------------------------- -----------------------------------
                                                          Class A
    --------------------------------------- -----------------------------------
    --------------------------------------- -----------------------------------
    1 Year                                                  $67
    --------------------------------------- -----------------------------------
    --------------------------------------- -----------------------------------
    3 Years                                                 $209
    --------------------------------------- -----------------------------------
    --------------------------------------- -----------------------------------
    5 Years                                                 $363
    --------------------------------------- -----------------------------------
    --------------------------------------- -----------------------------------
    10 Years                                                $812
    --------------------------------------- -----------------------------------

[Left Side:]

                               Met/Putnam Research Portfolio


Investment Objective:
--------------------

         The Portfolio seeks capital appreciation.

Principal Investment Strategy:
-----------------------------

         The Portfolio invest mainly in common stocks of large U.S. companies that the Adviser thinks have the greatest potential for capital appreciation, with stock prices that reflect a value lower than that which the Adviser places on the company, or whose earnings the Adviser believes are likely to grow over time. The Portfolio may also invest up to 20% of its assets in foreign securities. The Adviser also looks for the presence of factors that it believes will cause the stock price to rise.

         In choosing an investment, the Adviser will consider, among other factors, a company's financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

[Right side:]

Primary Risks:
-------------

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 35, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk
o        Foreign investment risk
o        Market capitalization risk
o        Investment style risk

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on October 16, 2001. Although Class B shares are not offered by this Prospectus, the annual returns for Class A and Class B are substantially similar because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses.

         The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                      Year-by-Year Total Return as of 12/31

                          ------------------------------
                                     -20.81%





                                       02
                          ------------------------------

                     High Quarter: 4th - 2002 +9.68%
                      Low Quarter: 3rd - 2002 -15.66%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

    ---------------------------------------------------------------------------
                                                   Average Annual Total
                                                   Return as of 12/31/02
                                                    Since
               1 Year Inception


    Class A                          -20.61%       -12.36%
    Class B                          -20.81%       -20.64%
    S&P 500 Index                    -22.10%       -15.81%*
    ----------------------------- -------------- ------------- ----------------
          * Index performance is from 2/28/01.


         For information on Putnam Investment Management, LLC's prior performance with a comparable fund, see page 53.


[SIDE BAR:

         Portfolio Management:

o        Putnam Investment Management, LLC
                  see page 53
o        For financial highlights see page 66]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

      ------------------------------------- ------------------------------
                                                       Class A
      ------------------------------------- ------------------------------
      ------------------------------------- ------------------------------
      Management Fee                                    0.80%
      ------------------------------------- ------------------------------
      ------------------------------------- ------------------------------
      12b-1 Fees                                        None
      ------------------------------------- ------------------------------
      ------------------------------------- ------------------------------
      Other Expenses                                    0.33%
      ------------------------------------- ------------------------------
      ------------------------------------- ------------------------------
      Total Annual Portfolio Operating                  1.13%
      Expenses Before Expense Waiver/
      Reimbursement
      ------------------------------------- ------------------------------
      ------------------------------------- ------------------------------
      Contractual Expense Waiver/                       0.23%
      Reimbursement*
      ------------------------------------- ------------------------------
      ------------------------------------- ------------------------------
      Total Annual Portfolio Operating                  0.90%
      Expenses After Expense Waiver/
      Reimbursement
     ------------------------------------- ------------------------------
* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A shares of the Portfolio will not exceed 0.90% for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

    ------------------------------------ --------------------------------------
                                                           Class A
    ------------------------------------ --------------------------------------
    ------------------------------------ --------------------------------------
    1 Year                                                   $92
    ------------------------------------ --------------------------------------
    ------------------------------------ --------------------------------------
    3 Years                                                  $338
    ------------------------------------ --------------------------------------
    ------------------------------------ --------------------------------------
    5 Years                                                  $603
    ------------------------------------ --------------------------------------
    ------------------------------------ --------------------------------------
    10 Years                                                $1,360
    ------------------------------------ --------------------------------------


                  Primary Risks of Investing in the Portfolios

         One or more of the following primary risks may apply to your Portfolio. Please see the Investment Summary for your particular Portfolio to determine which risks apply and for a discussion of other risks that may apply to the Portfolio. Please note that there are many other circumstances that could adversely affect your investment and prevent a Portfolio from its objective, which are not described here.

Market Risk

         A Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by a Portfolio's Adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Portfolio could also miss attractive investment opportunities if its Adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the Adviser overweights fixed income markets or industries where there are significant declines.

         Stocks purchased in initial public offerings (IPOs) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio's shares.

Interest Rate Risk

         The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If your Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

         Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

Credit Risk

         The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

High Yield Debt Security Risk

         High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A Portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a Portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a Portfolio's Adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

         You should understand that high yield securities are not generally meant for short-term investing. When a Portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

Foreign Investment Risk

         Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.
o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.
o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.
o                 Foreign markets may be less liquid and more volatile than U.S.
                  markets.
o Foreign securities often trade in currencies other than the U.S. dollar, and a Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Portfolio's foreign currency or securities holdings.
o Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Market Capitalization Risk

         Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

         Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other funds that employ a different investment style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Additional Investment Strategies

         In addition to the principal investment strategies discussed in each individual Portfolio's Investment Summary, a Portfolio, as indicated in the chart below, may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. The SAI provides a more detailed discussion of certain of these and other securities and indicates if a Portfolio is subject to any limitations with respect to a particular investment strategy. These strategies and techniques may involve risks. Although a Portfolio that is not identified below in connection with a particular strategy or technique generally has the ability to engage in such a transaction, its Adviser currently intends to invest little, if any, of the Portfolio's assets in that strategy or technique. (Please note that some of these strategies may be a principal investment strategy for a particular Portfolio and consequently are also described in that Portfolio's Investment Summary.) The Portfolios are not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus.



--------------------------------------------------- ---------------------------------------- ------------------- -------------------
                              J.P. Morgan Quality       Lord Abbett     Lord Abbett Bond    PIMCO Total Return   Met/Putnam
                                 Bond Portfolio          Growth and    Debenture Portfolio      Portfolio        Research
                                                           Income                                                Portfolio
                                                         Portfolio
--------------------------------------------------- ---------------------------------------- ------------------- -------------------
--------------------------------------------------- ---------------------------------------- ------------------- -------------------
Brady Bonds                            X                                                            X
--------------------------------------------------- ---------------------------------------- ------------------- -------------------
--------------------------------------------------- ---------------------------------------- ------------------- -------------------
Collateralized Mortgage                X                                        X                   X
Obligations

--------------------------------------------------- ---------------------------------------- ------------------- -------------------
--------------------------------------------------- ---------------------------------------- ------------------- -------------------
Convertible Securities                 X                     X                  X                                          X
--------------------------------------------------- ---------------------------------------- ------------------- -------------------
--------------------------------------------------- ---------------------------------------- ------------------- -------------------
Depositary Receipts                                          X                  X                                          X
                               -------------------- ---------------------------------------- ------------------- -------------------
--------------------------------------------------- ---------------------------------------- ------------------- -------------------
Derivatives:

                                        X                                                                                   X
                               ---------------------                     --------------------
 Options                                                                                             X
 Futures                                X                                                            X
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 Direct Participation in                X                                                            X
 Corporate Loans
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 Dollar Roll Transactions               X                                                            X
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 Foreign Currency Transactions          X                                                            X
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 Foreign Debt Securities                X                                        X                   X
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 Foreign Equity Securities                                    X                                                             X
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 Forward Commitments,                   X                                        X                   X                      X
 When-Issued and Delayed
 Delivery Securities

 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 High Quality Short-Term Debt           X                                        X                   X                      X
 Obligations including Bankers'
 Acceptances, Commercial Paper
 and Certificates of Deposit
 issued or guaranteed by Bank
 Holding Companies in the U.S.,
 their Subsidiaries and Foreign
 Branches or of the World Bank;
 Variable Amount Master Demand
 Notes and Variable Rate Notes
 issued by U.S. and Foreign
 Corporations

 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 High Yield/High Risk Debt              X                                        X                   X
 Securities

 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 Hybrid Instruments                     X
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 Illiquid  and Restricted               X                                                            X
 Securities
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 Interest Rate                          X                                                            X
 Transactions

 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 Investment Grade Debt                  X                                        X                   X
 Securities

 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 Mortgage-backed Securities,            X                                        X                   X
 including GNMA Certificates,
 Mortgage-backed Bonds

 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 Municipal Securities                   X                                                            X
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 Non-mortgage Asset-backed              X                                                            X
 Securities

 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 PIK (pay-in-kind)                      X                                        X                   X
 Debt Securities and
 Zero-Coupon Bonds

 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 Preferred Stocks                       X                     X                  X                                          X
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 Real Estate Investment Trusts                                                                                              X
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 Repurchase Agreements                  X                     X                  X                   X                      X
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 Reverse Repurchase Agreements          X                     X                  X                   X
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 Rights and Warrants                                          X                  X
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 Securities Loans                       X                     X                  X                   X                      X
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 Short Sales (Against the Box)                                                                       X
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------
 U.S. Government Securities             X                                        X                   X                      X
 --------------------------------------------------- ---------------------------------------- ------------------- ------------------


         Brady Bonds. Brady Bonds are collateralized or uncollateralized fixed income securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady Bonds have been issued only recently and, accordingly do not have a long payment history. These securities are subject to credit risk and interest rate risk.

         Collateralized Mortgage Obligations (CMOs). CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs may be issued or guaranteed by the U.S. Government or its agencies or instrumentalities or collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality or may be non-U.S. Government guaranteed.

         CMOs carry general fixed income securities risks, such as credit risk and interest rate risk, and risks associated with mortgage-backed securities, including prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, an Adviser may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

         Convertible Securities. Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

         Traditionally, convertible securities have paid dividends or interest rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. These securities are also subject to market risk, interest rate risk and credit risk.

         Depositary Receipts. Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

         These instruments are subject to market risk and foreign investment risk.

         Derivatives. Derivatives are used to limit risk in a Portfolio or to enhance investment return, and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

         Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

         Futures are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date.

         Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time.

         Derivatives may be used to hedge against an opposite position that a Portfolio holds. Any loss generated by the derivatives should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or result in losses or missed opportunities. In addition, derivatives that are used for hedging the Portfolio in specific securities may not fully offset the underlying positions. The counterparty to a derivatives contract also could default. Derivatives that involve leverage could magnify losses.

         Derivatives may also be used to maintain a Portfolio's exposure to the market, manage cash flows or to attempt to increase income. Using derivatives for purposes other than hedging is speculative and involves greater risks. In many foreign countries, futures and options markets do not exist or are not sufficiently developed to be effectively used by a Portfolio that invests in foreign securities.

         Direct Participation in Corporate Loans. By purchasing a loan, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

         The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

         Dollar Roll Transactions. Dollar roll transactions are comprised of the sale by the Portfolio of mortgage-based or other fixed income securities, together with a commitment to purchase similar, but not identical, securities at a future date. In addition, the Portfolio is paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Portfolio to buy a security. Dollar roll transactions are treated as borrowings for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), and the aggregate of such transactions and all other borrowings of the Portfolio (including reverse repurchase agreements) will be subject to the requirement that the Portfolio maintain asset coverage of 300% for all borrowings.

         If the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Portfolio is required to repurchase may be worth less than the security that the Portfolio originally held; and the return earned by the Portfolio with the proceeds of a dollar roll may not exceed transaction costs.

         Foreign Currency Transactions. Foreign currency transactions are entered into for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency transactions include the purchase of foreign currency on a spot (or cash) basis, contracts to purchase or sell foreign currencies at a future date (forward contracts), the purchase and sale of foreign currency futures contracts, and the purchase of exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

         These hedging transactions do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time.

         Foreign currency exchange rates may fluctuate significantly over short periods of time. A forward foreign currency exchange contract reduces the Portfolio's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currency will limit any potential gain which might be realized by the Portfolio if the value of the hedged currency increases. In the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts also involve the risk that the party with which the Portfolio enters the contract may fail to perform its obligations to the Portfolio. The purchase and sale of foreign currency futures contracts and the purchase of call and put options on foreign currency futures contracts and on foreign currencies involve certain risks associated with derivatives.

     Foreign Debt Securities. Foreign debt securities are issued by foreign corporations and governments. They may include

Eurodollar obligations and Yankee bonds.

         Foreign debt securities are subject to foreign investment risk, credit risk and interest rate risk. Securities in developing countries are also subject to the additional risks associated with emerging markets.

         Foreign Equity Securities. Foreign equity securities are subject to foreign investment risk in addition to the risks applicable to domestic equity securities, such as market risk.

         Forward Commitments, When-Issued and Delayed Delivery Securities. Forward commitments, when-issued and delayed delivery securities generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolios do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.

     High Quality Short-Term Debt Obligations including Bankers' Acceptances, Commercial Paper and Certificates of Deposit issued or guaranteed by Bank Holding Companies in the U.S., their Subsidiaries and Foreign Branches or of the World Bank; Variable Amount Master Demand Notes and Variable Rate Notes issued by U.S. and Foreign Corporations.


         Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.

         Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

         These instruments are subject to credit risk, interest rate risk and foreign investment risk.

         High Yield/High Risk Debt Securities. High yield/high risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by S&P, and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds," and "junk bonds."

         High yield/high risk debt securities are subject to high yield debt security risk as described in "Primary Risks of Investing in the Portfolios" above.

         Hybrid Instruments. Hybrid instruments are a form of a derivative and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. They are often indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity security index. Examples of hybrid instruments include debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time or preferred stock with dividend rates determined by reference to the value of a currency.

         Hybrids may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of the instrument could be zero. Hybrids can have volatile prices and limited liquidity and their use by the Portfolio may not be successful.

         Illiquid and Restricted Securities. Each Portfolio may invest a portion of its assets in restricted and illiquid securities, which are investments that the Portfolio cannot easily resell within seven days at current value or that have contractual or legal restriction on resale. Restricted securities include those which are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and are purchased directly from the issuer or in the secondary market (private placements).

         If the Portfolio buys restricted or illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value or could have difficulty valuing these holdings precisely.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Interest Rate Transactions. Interest rate transactions are hedging transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. They are used by a Portfolio in an attempt to protect the value of its investments from interest rate fluctuations. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser to the Portfolio enters into these transactions on behalf of the Portfolio primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio will not sell interest rate caps or floors that it does not own.

         There is the risk that the Adviser may incorrectly predict the direction of interest rates resulting in losses to the Portfolio.

         Investment Grade Debt Securities. Investment grade debt securities are securities rated in one of the four highest rating categories by S&P, Moody's or other nationally recognized rating agency. These securities are subject to interest rate risk and credit risk. Securities rated in the fourth investment category by a nationally recognized rating agency (e.g. BBB by S&P and Baa by Moody's) may have speculative characteristics.

         Mortgage-backed Securities, including GNMA Certificates, Mortgage-backed Bonds and Stripped Mortgage-backed Securities. Mortgage-backed securities include securities backed by Ginnie Mae and Fannie Mae as well as by private issuers. These securities represent collections (pools) of commercial and residential mortgages. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

         These securities carry general fixed income security risks, such as credit risk and interest rate risk, as well as prepayment risk.

         Municipal Securities. Municipal securities are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income tax. These securities are subject to interest rate risk and credit risk.

         Non-mortgage Asset-backed Securities. Non-mortgage asset-backed securities include equipment trust certificates and interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. This means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.
         The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates, and like other fixed income investments, the ability of the Portfolio to successfully use these instruments may depend in part upon the ability of an Adviser to forecast interest rates and other economic factors correctly.

         PIK (pay-in-kind) Debt Securities and Zero-Coupon Bonds. PIK debt securities are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

         Zero-coupon bonds are bonds that provide for no current interest payment and are sold at a discount. These investments pay no interest in cash to its holder during its life and usually trade at a deep discount from their face or par value. These investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Portfolio will accrue income on such investments for tax accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

         These securities are subject to credit risk and interest rate risk.

         Preferred Stocks. Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

         Preferred stocks are subject to market risk. In addition, because preferred stocks pay fixed dividends, an increase in interest rates may cause the price of a preferred stock to fall.

         Real Estate Investment Trusts. Real estate investment trusts ("REITs") are entities which invest in commercial and other real estate properties. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

         Repurchase Agreements. Repurchase agreements involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash.

         Repurchase agreements involve credit risk, i.e., the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

         Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time.

         Reverse repurchase agreements will be used primarily to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes. Reverse repurchase agreements are considered a form of borrowing by the Portfolio and, therefore, are a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.

         Rights and Warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.

         Securities Loans. For purposes of realizing additional income, a Portfolio may lend securities to broker-dealers or institutional investors approved by the Board of Trustees. All securities loans will be made pursuant to agreement requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolio an amount equal to any dividends or interest received on loaned securities. The Portfolio retains all or a portion of the interest received on investment of cash collected or receives a fee from the borrower.

         The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

         Short Sales. Short sales are sales of securities that the seller does not own. The seller must borrow the securities to make delivery to the buyer. A short sale may be uncollateralized or against-the-box. A short sale is "against-the-box" if at all times when the short position is open, the seller owns an equal amount of the securities sold short or securities convertible into, or exchanged without further consideration for, securities of the same issue as the securities sold short.

         The price of securities purchased to replace borrowed securities sold short may be greater than proceeds received in the short sale resulting in a loss to the Portfolio.

         U.S. Government Securities. U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit, like Treasury bills and GNMA certificates. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government-sponsored entities, like bonds and notes issued by the Federal Home Loan Bank, Fannie Mae, and Sallie Mae. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

U.S. Government securities are subject to interest rate risk. Credit risk is remote.

Defensive Investments

         Under adverse market or economic conditions, a Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with a Portfolio's principal investment strategy. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objective.

Portfolio Turnover

         The Portfolios' Advisers will sell a security when they believe it is appropriate to do so, regardless of how long a Portfolio has owned that security. Buying and selling securities generally involves some expense to a Portfolio, such as commissions paid to brokers and other transaction costs. Generally speaking, the higher a Portfolio's annual portfolio turnover rate, the greater its brokerage costs. Increased brokerage costs may adversely affect a Portfolio's performance. The Portfolios, with the exception of J.P. Morgan Quality Bond Portfolio, PIMCO Total Return Portfolio and Met/Putnam Research Portfolio, generally intend to purchase securities for long-term investment and therefore will have a relatively low turnover rate. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolios. J.P. Morgan Quality Bond Portfolio, PIMCO Total Return Portfolio and Met/Putnam Research Portfolio generally will have annual turnover rates of 100% or more.

Downgrades in Fixed Income Debt Securities

         Unless required by applicable law, the Portfolios are not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after a Portfolio purchases the security.

                  Management

         The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager and Advisers are expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolios' assets by the Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

                  The Manager

         Met Investors Advisory LLC (the "Manager"), 22 Corporate Plaza Drive, Newport Beach, California 92660, has overall responsibility for the general management and administration of all of the Portfolios. The Manager selects and pays the fees of the Advisers for each of the Trust's Portfolios and monitors each Adviser's investment program. The Manager is an affiliate of Metropolitan Life Insurance Company.

         As compensation for its services to the Portfolios, the Manager receives monthly compensation at an annual rate of a percentage of' the average daily net assets of each Portfolio. The advisory fees for each Portfolio are:

----------------------------------------------- ----------------------------------------------------------
Portfolio                                       Advisory Fee
----------------------------------------------- ----------------------------------------------------------
----------------------------------------------- ----------------------------------------------------------
J.P. Morgan Quality Bond Portfolio              0.55% of first $75 million of such assets plus 0.50% of
                                                such assets over $75 million
----------------------------------------------- ----------------------------------------------------------
----------------------------------------------- ----------------------------------------------------------
Lord Abbett Growth and
Income Portfolio
                                                0.60% of first
                                                $800 million of
                                                such assets plus
                                                0.55% of such
                                                assets over $800
                                                million up to
                                                $1.5 billion plus
                                                0.45% of such
                                                assets over $1.5
                                                billion
----------------------------------------------- ----------------------------------------------------------
----------------------------------------------- ----------------------------------------------------------
Lord Abbett Bond Debenture Portfolio            0.60%
----------------------------------------------- ----------------------------------------------------------
----------------------------------------------- ----------------------------------------------------------
PIMCO Total Return Portfolio                    0.50%
----------------------------------------------- ----------------------------------------------------------
----------------------------------------------- ----------------------------------------------------------
Met/Putnam Research Portfolio                   0.80% of first $250 million of such assets plus 0.70% of
                                                such assets over $250 million
----------------------------------------------- ----------------------------------------------------------


Expense Limitation Agreement

         In the interest of limiting expenses of certain Portfolios until April 30, 2004, the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolios set forth below other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios:

Expense Limitation Provisions

----------------------------------------- ---------------------------------
                                          Total Expenses Limited to (% of
Portfolios                                       daily net assets)
----------------------------------------- ---------------------------------
J.P. Morgan Quarterly Bond                             0.70%
Lord Abbett Bond Debenture                             0.75%
Met/Putnam Research                                    0.90%


         Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees.

         The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

                  The Advisers

         Under the terms of the agreements between each Adviser and the Manager, the Adviser will develop a plan for investing the assets of each Portfolio, select the assets to be purchased and sold by each Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. Each Adviser follows the investment policies set by the Manager and the Board of Trustees for each of the Portfolios. Day-to-day management of the investments in each Portfolio is the responsibility of the Adviser's portfolio managers. The portfolio managers of each Portfolio are indicated below following a brief description of each Adviser.

         The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new Adviser that normally is provided in a proxy statement.

         The Manager pays each Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to each of the Advisers.

J.P. MORGAN INVESTMENT MANAGEMENT INC. ("J.P. Morgan"), 522 Fifth Avenue, New York, New York 10036, a wholly-owned subsidiary of J.P. Morgan Chase & Co., is the Adviser for the J.P. Morgan Quality Bond Portfolio of the Trust. The Adviser and its affiliates had over $515 billion under management as of December 31, 2002.

o Timothy H. Neumann, Managing Director of the Adviser. Mr. Neumann is the head of the Portfolio Management Group within the Fixed Income Group, which works with the Macro team and sector teams to deliver account-specific portfolio strategy. An employee since 1997, he is also responsible for the Core Product Management Team, which is the portfolio strategy team dedicated to all investment grade only accounts.

o Mark Settles, Vice President of the Adviser. Mr. Settles is a portfolio manager in the U.S. Fixed Income Group. A J.P. Morgan employee since 1994, he is responsible for central bank and global fixed income clients as well as J.P. Morgan's taxable mutual fund strategies. Mr. Settles previously spent five years trading dollar and euro-denominated fixed income products on J.P. Morgan's New York and London trading desks.

LORD, ABBETT & CO. LLC ("Lord Abbett"), 90 Hudson Street, Jersey City, New Jersey 07302, is the Adviser to the Lord Abbett Growth and Income and Lord Abbett Bond Debenture Portfolios of the Trust. Lord Abbett has been an investment manager for 70 years and as of December 31, 2002 managed approximately $48.2 billion in a family of mutual funds and other advisory accounts.


Lord Abbett Growth and Income Portfolio

o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. The portfolio management team is headed by Robert G. Morris, W. Thomas Hudson and Eli Salzman. Messrs. Morris, Hudson and Salzman, Partners of Lord Abbett, have been with Lord Abbett for more than five years.

Lord Abbett Bond Debenture Portfolio

o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Christopher J. Towle, Partner of Lord Abbett, heads the team. Mr. Towle has been with Lord Abbett since 1988.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO"), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, is the Adviser to the PIMCO Total Return Portfolio of the Trust. PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM LP"). Allianz AG ("Allianz") is the indirect majority owner of ADAM LP. Allianz is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in ADAM LP. As of December 31, 2002, PIMCO had approximately $304.6 billion in assets under management.

o A portfolio management team, led by William H. Gross, a Managing Director, the Chief Investment Officer and a founding partner of PIMCO, manages the Portfolio.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The PIMCO Total Return Portfolio and the PIMCO Total Return Fund, which is also advised by PIMCO, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of PIMCO, performance information regarding the PIMCO Total Return Fund is presented. Management fees paid by the PIMCO Total Return Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the PIMCO Total Return Fund, the average annual return during the periods would have been lower than the numbers set forth below. This result assumes that the current management fee paid by the PIMCO Total Return Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of PIMCO Total Return Fund and the Portfolio will vary.

         The table below compares the PIMCO Total Return Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/02 with the Lehman Aggregate Bond Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.


----------------------------------------- -------------------------------------------------------------------
                                                      Average Annual Total Return as of 12/31/02
----------------------------------------- -------------------------------------------------------------------
----------------------------------------- ----------------------- ---------------------- --------------------
                                                  1 Year                 5 Year                10 Year

----------------------------------------- ----------------------- ---------------------- --------------------
----------------------------------------- ----------------------- ---------------------- --------------------
PIMCO Total Return Fund -                         10.20%                  8.16%                 8.30%
Institutional shares
----------------------------------------- ----------------------- ---------------------- --------------------
----------------------------------------- ----------------------- ---------------------- --------------------
Lehman Aggregate Bond Index                       10.26%                  7.55%                 7.51%
----------------------------------------- ----------------------- ---------------------- --------------------

PUTNAM INVESTMENT MANAGEMENT, LLC ("Putnam"), One Post Office Square, Boston, Massachusetts 02109, is the Adviser to the Met/Putnam Research Portfolio of the Trust. Putnam has been managing mutual funds since 1937 and is an indirect subsidiary of Marsh & McLennan Companies. As of December 31, 2002, Putnam had over $250 billion in assets under investment management.

o Putnam's Global Equity Research Team has primary responsibility for the day-to-day management of the Portfolio.



PRIOR EXPERIENCE WITH COMPARABLE FUND

         The Met/Putnam Research Portfolio and the Putnam Research Fund, which is also advised by Putnam, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of Putnam, performance information regarding the Putnam Research Fund is presented. Management fees paid by the Putnam Research Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the Putnam Research Fund, the average annual return during the periods would have been lower than the numbers set forth below. This result assumes that the current management fee paid by the Putnam Research Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Putnam Research Fund and the Portfolio will vary.

         The table below compares the Putnam Research Fund's average annual compounded total returns for the 1- and 5- year periods and since inception on 10/2/95 through 12/31/02 with the S&P 500 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/02
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
                                                          1 Year                 5 Year            Since Inception
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
Putnam Research Fund -                                    -22.23%                 0.38%                 8.52%
Class A shares (with sales charge)
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
Putnam Research Fund -                                    -21.41%                 1.46%                 9.67%
Class A shares (without sales charge)
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
S&P 500 Index                                             -22.10%                -0.59%                 7.56%
-------------------------------------------------- ---------------------- ---------------------- ---------------------


         YOUR INVESTMENT

     Shareholder Information

         The separate accounts of MetLife are the record owners of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

         However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.

                  Dividends, Distributions and Taxes

Dividends and Distributions

         Each Portfolio intends to distribute substantially all of its net investment income, if any. Each Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once a year and not to you, the Contract owner. These distributions are in the form of additional shares and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contracts prospectus accompanying this Prospectus for more information.

         All net realized long- or short-term capital gains of each Portfolio are also declared once a year and reinvested in the Portfolio.

Taxes

         Please see the Contracts prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of a Portfolio's shares and their receipt of dividends and capital gains.

         Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

         Shares of each Portfolio are currently offered only to the separate accounts of MetLife and, in the case of certain Portfolios, to qualified pension and profit sharing plans. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

         Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios are and will be so owned. Thus so long as each Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts.

         The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

         The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.

                  Sales and Purchases of Shares

         The Trust does not sell its shares directly to the public. The Trust continuously sells Class A shares of each Portfolio only to the separate accounts of MetLife to fund Contracts, and in the case of certain Portfolios, sells Class A shares to qualified pension and profit sharing plans. The Trust's Class A shares that are offered to qualified pension and profit sharing plans and its Class B and Class E shares are not being offered by this Prospectus. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

         MetLife Investors Distribution Company is the principal underwriter and distributor of the Trust's shares. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio determined on that same date.

         Shares of the Portfolios are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. (However, certain sales or other charges may apply to the Contract, as described in the Contracts prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

Right to Restrict Transfers

         Neither the Trust nor the Contracts are designed for professional market timing organizations, other entities, or individuals using programmed, large and/or frequent transfers. MetLife, in coordination with the Trust's Manager and Advisers, reserves the right to temporarily or permanently refuse exchange requests if, in its judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Portfolio and therefore may be refused. Investors should consult the Contracts prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

Valuation of Shares

         Each Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the NYSE is open. To the extent that a Portfolio's assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio's assets may be affected on days when the Trust is not open for business. In addition, trading in some of a Portfolio's assets may not occur on days when the Trust is open for business.

         Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

         Except for money market instruments maturing in 60 days or less, securities held by the Portfolios are valued at market value. If market values are not readily available, securities are valued at fair value as determined by the Valuation Committee of the Trust's Board of Trustees. Money market instruments maturing in 60 days or less are valued on the amortized cost basis.

FINANCIAL HIGHLIGHTS

         The following financial highlights tables are intended to help you understand each Portfolio's Class A shares financial performance for the past 5 years (or for its period of operation in the case of Portfolios that have operated for less than 5 years). Certain information reflects financial results for a single Portfolio share. Total return in each table shows how much an investment in a Portfolio would have increased (or decreased) during each period (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report is included in the Annual Report of the Trust, which is available upon request.

J.P. Morgan Quality Bond Portfolio*
Class A





                                          FOR THE YEARS ENDED DECEMBER 31,




                                           2002(a)         2001(a)           2000           1999           1998
                                           ----            ----              ----           ----           ----
NET ASSET VALUE, BEGINNING OF PERIOD.
                                           $11.41           $11.19          $10.67         $11.02         $10.40
                                           ------           ------          ------         ------         ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income................       0.54             0.64            0.75           0.46           0.49
Net realized and unrealized gains
(losses).............................       0.48             0.13            0.42          (0.63)          0.37
                                            ----             ----            ----          ------          ----
TOTAL FROM INVESTMENT OPERATIONS.....

                                            1.02             0.77            1.17          (0.17)          0.86
                                            ----             ----            ----          ------          ----
DISTRIBUTIONS:
Dividends from net investment income..........................
                                           (0.56)           (0.55)          (0.65)         (0.12)         (0.24)
Distributions from net realized
capital gains................................---.............---             ---           (0.06)           ---
                                             ---             ---             ---           ------           ---
TOTAL DISTRIBUTIONS...                     (0.56)           (0.55)          (0.65)         (0.18)         (0.24)
                                           ------           ------          ------         ------         ------
NET ASSET VALUE, END OF PERIOD.......
                                           $11.87           $11.41          $11.19         $10.67         $11.02
                                           ------           ------          ------         ------         ------
TOTAL RETURN.........................       8.94%           7.03%           11.42%         (1.54)%         8.37%
                                            -----           -----           ------         -------         -----
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions)............................      $134.9           $126.0          $93.2           $95.6          $45.8
RATIOS TO AVERAGE NET ASSETS(1):
Expenses.............................       0.60%           0.60%           0.64%           0.64%          0.65%
Net investment income................       4.53%           5.59%           6.33%           5.67%          5.59%
PORTFOLIO TURNOVER RATE..............
                                           282.5%           229.4%          221.9%         369.5%         255.4%

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to
Average Net Assets:                         0.71%           0.70%           0.72%           0.71%          0.86%



* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Quality Bond Portfolio, a portfolio of Cova Series Trust, that followed the same investment objective as the Portfolio. The information for each of the periods prior to February 12, 2001 is that of the predecessor Quality Bond Portfolio.

(a) Net investment income per share was calculated using average shares outstanding.

Lord Abbett Growth and Income Portfolio*
Class A


                                                                                                       For the period from January
                                                                                                         8, 1999 (commencement of
                                                                                                              operations) to
                                                               For the Years Ended                          December 31, 1999
                                                                                                            -----------------
                                                                   December 31,
                                                 2002(a)             2001(a)               2000
NET ASSET VALUE, BEGINNING OF PERIOD.......
                                                   $25.05              $26.82             $24.07                  $21.60
                                                   ------              ------             ------                  ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income......................         0.21                0.25             0.00+++                   0.27
Net realized and unrealized gains (losses).        (4.67)              (1.80)              3.42                    2.20
                                                   ------              ------              ----                    ----

TOTAL FROM INVESTMENT OPERATIONS...........        (4.46)              (1.55)              3.42                    2.47
                                                   ------              ------              ----                    ----

DISTRIBUTIONS:
Dividends from net investment income...............(0.21).....         (0.22)             (0.28)                   ----
                                                   (1.52)               ----              (0.39)                   ----
Distributions from net realized capital
gains...............................................____......          ____               ____                    ____

TOTAL DISTRIBUTIONS................................(1.73).....         (0.22)             (0.67)                   ----
                                                   ------              ------             ------                   ----
NET ASSET VALUE, END OF PERIOD.............        $18.86              $25.05             $26.82                  $24.07
                                                   ------              ------             ------                  ------
TOTAL RETURN...............................       (17.95)%            (5.77)%             14.68%                 11.38%+
                                                  --------            -------             ------                 ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)....        $890.2             $1,205.5            $944.6                  $887.0
RATIOS TO AVERAGE NET ASSETS (1):
Expenses...................................        0.65%               0.64%              0.70%                  0.70%++
Net investment income......................        0.94%               1.04%              1.32%                  1.24%++
PORTFOLIO TURNOVER RATE....................        55.4%               69.7%              51.7%                   70.8%+
(1)  If certain expenses had not been reimbursed
by the Manager, total return would have been lower
and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net
Assets:                                            0.67%               0.64%               N/A                     N/A

Ratio of Expenses to Average Net Assets
After Broker Rebates:                              0.63%                N/A                N/A                     N/A

* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Lord Abbett Growth and Income Portfolio, a portfolio of Cova Series Trust, that followed the same investment objective as the Portfolio. The information for each of the periods prior to February 12, 2001 is that of the predecessor Lord Abbett Growth and Income Portfolio.

+        Non-annualized

++       Annualized

+++      Rounds to less than $0.005 per share.

N/A      Not applicable

(a) Net investment income per share was calculated using average shares outstanding.

Lord Abbett Bond Debenture Portfolio*
Class A


                                          FOR THE YEARS ENDED DECEMBER 31,

                                          2002(a)            2001(a)             2000           1999        1998
                                          -------            -------             ----           ----        ----
NET ASSET VALUE, BEGINNING OF PERIOD
                                           $11.22            $11.75             $12.48         $12.38      $12.11
                                           ------            ------             ------         ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............        0.77              0.90               1.00           0.71        0.68
Net realized and unrealized gains
(losses)............................       (0.79)            (0.48)             (0.90)         (0.29)       0.08
                                           ------            ------             ------         ------       ----
TOTAL FROM INVESTMENT OPERATIONS....

                                           (0.02)             0.42               0.10           0.42        0.76
                                           ------             ----               ----           ----        ----
DISTRIBUTIONS:
Dividends from net investment income..........................
                                           (0.96)            (0.95)             (0.83)         (0.24)      (0.35)
Distributions from net realized
capital gains...............................---...............----               ----          (0.08)      (0.14)
                                            ---               ----               ----          ------      ------
TOTAL DISTRIBUTIONS........................(0.96)............(0.95)             (0.83)         (0.32)      (0.49)
                                           ------            ------             ------         ------      ------
NET ASSET VALUE, END OF PERIOD......
                                           $10.24            $11.22             $11.75         $12.48      $12.38
                                           ------            ------             ------         ------      ------
TOTAL RETURN........................      (0.39)%             3.76%             0.87%          3.40%        6.26%
                                          -------             -----             -----          -----        -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)...........................       $202.1            $154.2             $155.2         $170.2      $120.0
RATIOS TO AVERAGE NET ASSETS(1):
Expenses............................       0.70%              0.72%             0.85%          0.85%        0.85%
Net investment income...............       7.43%              7.76%             7.78%          6.74%        6.58%
PORTFOLIO TURNOVER RATE.............       45.8%              66.2%             64.9%          46.7%        84.7%


(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to             0.77%              0.75%             0.86%          0.86%        0.93%
Average Net Assets:


* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Bond Debenture Portfolio, a portfolio of Cova Series Trust, that followed the same investment objective as the Portfolio. The information for each of the periods prior to February 12, 2001 is that of the predecessor Bond Debenture Portfolio.

(a) Net investment income per share was calculated using average shares outstanding.

PIMCO Total Return Portfolio

Class A

                                                                              For the period from May 1,
                                                                                 2001 (commencement of
                                             For the year ended December            operations) to
                                                                ---------
                                                      31, 2002(a)                December 31, 2001(a)
                                                      -----------                -----------------
NET ASSET VALUE, BEGINNING OF PERIOD.......
                                                        $10.35                          $10.03
                                                        ------                          ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income......................              0.33                            0.27
Net realized and unrealized gains..........              0.66                            0.40
                                                         ----                            ----
TOTAL FROM INVESTMENT OPERATIONS...........
                                                         0.99                            0.67
                                                         ----                            ----
DISTRIBUTIONS:
Dividends from net investment income......................---.                          (0.20)
Distributions from net realized capital                   ---                           (0.15)
                                                          ---                           ------
gains.........................................................

TOTAL DISTRIBUTIONS.......................................---.                          (0.35)
                                                          ---                           ------
NET ASSET VALUE, END OF PERIOD.............             $11.34                          $10.35
                                                        ------                          ------
TOTAL RETURN...............................              9.57%                          6.68%+
                                                         -----                          -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)....             $155.0                           $59.1
RATIOS TO AVERAGE NET ASSETS (1):
Expenses...................................              0.65%                          0.65%++
Net investment income......................              3.06%                          3.76%++
PORTFOLIO TURNOVER RATE....................             474.4%                          346.0%+


(1)  If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:
Ratio of Operating Expenses to Average Net
Assets:                                                  0.64%                          1.15%++


+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.

Met/Putnam Research Portfolio

Class A

                                                                                For the period from October 16,
                                                                                     2001 (commencement of
                                                                                         operations) to
                                                  For the year ended December         December 31, 2001(a)
                                                                     ---------        --------------------
                                                          31, 2002(a)
NET ASSET VALUE, BEGINNING OF PERIOD............
                                                             $8.14                           $7.59
                                                             -----                           -----
INCOME FROM INVESTMENT OPERATIONS:

Net investment income...........................              0.05                            0.01
Net realized and unrealized gains (losses)......             (1.73)                           0.55
                                                             ------                           ----
TOTAL FROM INVESTMENT OPERATIONS................
                                                             (1.68)                           0.56
                                                             ------                           ----
DISTRIBUTIONS:
Dividends from net investment income.........................(0.03)                          (0.01)
Distributions from net realized capital gains.................---                             ---
                                                              ---                             ---
TOTAL DISTRIBUTIONS..........................................(0.03)                          (0.01)
                                                             ------                          ------
NET ASSET VALUE, END OF PERIOD..................             $6.43                           $8.14
                                                             -----                           -----
TOTAL RETURN....................................            (20.61)%                         7.32%+
                                                            --------                         -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions).........             $26.6                           $35.5
RATIOS TO AVERAGE NET ASSETS (1):
Expenses........................................             0.85%                          0.85%++
Net investment income...........................             0.64%                          0.43%++
PORTFOLIO TURNOVER RATE.........................            170.10%                         128.0%+

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net                   1.13%                          1.69%++
Assets:

Ratio of Expenses to Average Net Assets After
Broker Rebates:                                              0.78%                            N/A


+        Non-annualized

++       Annualized

N/A      Not applicable

(a) Net investment income per share was calculated using average shares outstanding.

FOR MORE INFORMATION

If you would like more information about a Portfolio, the following documents are available to you free upon request:

Annual/Semi-annual Reports

         Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information ("SAI")

         Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about a Portfolio, contact:

                           Met Investors Series Trust
                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                                 1-800-848-3854

Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission (`SEC"):

oIn person        Review and copy documents in the SEC's Public Reference Room in Washington, D.C.  (for information call 202-942-8090).

oOn line Retrieve information from the EDGAR database on the SEC's web site at: http://www.sec.gov.

oBy mail Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549 or by e-mailing the SEC at publicinfo@sec.gov.

                           SEC FILE # 811-10183

                                       [FRONT COVER]




                                Met Investors Series Trust

                           Met/AIM Mid Cap Core Equity Portfolio

                           Met/AIM Small Cap Growth Portfolio
                         Harris Oakmark International Portfolio
          (formerly State Street Research Concentrated International Portfolio)

                            Janus Aggressive Growth Portfolio
                          Lord Abbett Bond Debenture Portfolio

                         Lord Abbett Growth and Income Portfolio


                          MFS Research International Portfolio
                       Oppenheimer Capital Appreciation Portfolio
                              PIMCO Money Market Portfolio
                              PIMCO Total Return Portfolio
                               PIMCO Innovation Portfolio

                        PIMCO Inflation Protected Bond Portfolio

                              Met/Putnam Research Portfolio

                         T. Rowe Price Mid-Cap Growth Portfolio
                         (formerly MFS Mid Cap Growth Portfolio)

                         Third Avenue Small Cap Value Portfolio

                               Class A and Class B Shares

                                       Prospectus


                                      May 1, 2003


 Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange
    Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.





                                                           TABLE OF CONTENTS

                                                                                                                PAGE
INTRODUCTION.....................................................................................................3
         Understanding the Trust.................................................................................3
         Understanding the Portfolios............................................................................4
THE PORTFOLIOS...................................................................................................6
         Investment Summary......................................................................................6
                  Met/AIM Mid Cap Core Equity Portfolio..........................................................8
                  Met/AIM Small Cap Growth Portfolio.............................................................13
                  Harris Oakmark International Portfolio.........................................................18
                  Janus Aggressive Growth Portfolio..............................................................23
                  Lord Abbett Bond Debenture Portfolio...........................................................28
                  Lord Abbett Growth and Income Portfolio........................................................33
                  MFS Research International Portfolio...........................................................37
                  Oppenheimer Capital Appreciation Portfolio.....................................................42
                  PIMCO Money Market Portfolio...................................................................46
                  PIMCO Total Return Portfolio...................................................................50
                  PIMCO Innovation Portfolio.....................................................................55
                  PIMCO Inflation Protected Bond Portfolio.......................................................60
                  Met/Putnam Research Portfolio..................................................................64
                  T. Rowe Price Mid-Cap Growth Portfolio..................................................... ...68
                  Third Avenue Small Cap Value Portfolio.........................................................72
         Primary Risks of Investing in the Portfolios............................................................75
         Additional Investment Strategies........................................................................79
         Management..............................................................................................92
                  The Manager....................................................................................92
                  The Advisers...................................................................................94
                  Distribution Plan..............................................................................107
YOUR INVESTMENT..................................................................................................108
         Shareholder Information.................................................................................108
         Dividends, Distributions and Taxes......................................................................108
         Sales and Purchases of Shares...........................................................................109
FINANCIAL HIGHLIGHTS.............................................................................................112
APPENDIX A.....................................................................................................  A-1
FOR MORE INFORMATION.....................................................................................  Back Cover




         INTRODUCTION

         Understanding the Trust


     Met Investors Series Trust (the "Trust") is an open-end management investment company that offers a selection of twenty-one managed investment portfolios or mutual funds, only fifteen of which are offered through this Prospectus (the "Portfolios"). Each of the fifteen Portfolios described in this Prospectus has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio.


Investing Through a Variable Insurance Contract

     Class A and Class B shares of the Portfolios are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts (collectively, "Contracts"). Class A shares of certain of the Portfolios are also sold to qualified pension and profit sharing plans. The Class A shares of the Portfolios that are also sold to qualified plans are offered to plan participants through a separate prospectus.

As a Contract owner, your premium payments are allocated to one or more of the Portfolios in accordance with your Contract.

     A particular Portfolio or class of a Portfolio of the Trust may not be available under the Contract you have chosen. The prospectus for the Contracts shows the Portfolios and classes available to you. Please read this Prospectus carefully before selecting a Portfolio. It provides information to assist you in your decision. If you would like additional information about a Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

     Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same investment advisers. The Portfolios in this Prospectus are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolios, different fees, and different asset sizes.

[SIDE BAR:

     Please see the Contracts prospectus that accompanies this Prospectus for a detailed explanation of your Contract.]

         Understanding the Portfolios


     After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio, including information about its investment objective, principal investment strategy, primary risks, fees and expenses and past performance.


     Each of the Portfolios falls into one of three categories of funds. A particular type of Portfolio may be more appropriate for you depending upon your investment needs. Please see the Risk/Reward spectrum on the next page which lists the Portfolios in order of risk/reward from highest to lowest.

Description of Types of Funds:

Equity Funds

     Although they may involve more risk, historically, equity securities such as common stocks have offered higher returns than bonds or other investments over the long term. A domestic equity fund principally invests in equity securities of U.S. companies and may also, to a minor extent, invest in securities of companies located outside the United States. An international equity fund principally invests in the equity securities of companies located outside the United States.

Fixed Income Funds

     Fixed income securities are securities that pay a specified rate of return. Historically, fixed income funds are not as volatile as equity funds. These funds may lend stability to a portfolio made up primarily of stocks.

Money Market Funds

     Money market funds try (although there is no assurance that they will be successful) to maintain a share price of $1.00 while paying income to its shareholders. A stable share price protects your investment from loss.




Before you choose a Portfolio, please consider...
                                                                                                                          Higher


                                                                                                                        Risk/Reward



All of the Portfolios involve risk, but there is also the potential for reward. You can lose money - and you can make

money.  The Portfolios are structured so that each offers a                                PIMCO Innovation Portfolio
different degree of risk and reward than others.
Notice the scale at the right.  It covers, in the opinion of the                  Met/AIM Small Cap Growth Portfolio
Portfolios' Manager, the full spectrum of risk/ reward of the
Portfolios described in this Prospectus.  Please note that the                       Janus Aggressive Growth Portfolio
scale is for illustration purposes only and is not meant to convey
the precise degree of difference in risk/reward among the                       T. Rowe Price Mid-Cap Growth Portfolio

Portfolios.
                                                                                Harris Oakmark International Portfolio
What risk/reward level is for you? Ask yourself the following:                  Oppenheimer Capital Appreciation Portfolio



(1)      How well do I handle fluctuations in my account value?                  Met/AIM Mid Cap Core Equity Portfolio
     The higher a Portfolio is on the risk/ reward spectrum, the
     more its price is likely to move up and down on a day to day               Third Avenue Small Cap Value Portfolio
     basis.  If this makes you uncomfortable, you may prefer an
     investment at the lower end of the scale that may not                        MFS Research International Portfolio
     fluctuate in price as much.

(2)      Am I looking for a higher rate of return?
     Generally, the higher the potential return, the higher the risk. If you find the potential to make money is worth the possibility of losing more, then a Portfolio at the higher end of the spectrum may be right for you.

                                                                                        Met/Putnam Research Portfolio


                                                                               Lord Abbett Growth and Income Portfolio

                                                                                  Lord Abbett Bond Debenture Portfolio


                                                                                          PIMCO Total Return Portfolio
A final note: These Portfolios are designed for long-term                    PIMCO Inflation Protected Bond Portfolio
investment.
                                                                                          PIMCO Money Market Portfolio


                                                                                                                         Lower



                                                                                                                        Risk/Reward



THE PORTFOLIOS

         Investment Summary

Each Portfolio's summary discusses the following :

         Investment Objective

                  What is the Portfolio's investment goal?

         Principal Investment Strategy

How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

         Primary Risks

                  What are the specific risks of investing in the Portfolio?

         Past Performance

                  How well has the Portfolio performed over time?


         Fees and Expenses

                  What is the cost of investing in the Portfolio?


     [SIDE BAR: Each Portfolio in this Prospectus is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. Each Portfolio strives to reach its stated investment objective, which can be changed without shareholder approval. As with all mutual funds, there is no guarantee that a Portfolio will achieve its investment objective.


     In addition to its principal investment strategy, each Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in the Investment Summary section of the Prospectus. These other securities and investment techniques and practices in which a Portfolio may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus.


     [SIDE BAR: A Portfolio's Adviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive fixed income yield opportunities, when the issuer's investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions, or for other investment reasons.]

     Following the Investment Summary is the section entitled "Primary Risks of Investing in the Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments.

     The SAI provides more detailed information regarding the various types of securities that a Portfolio may purchase and certain investment techniques and practices of its Adviser.





     The Contracts may be sold by banks. An investment in a Portfolio of the Trust through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

[Left Side:]

                             Met/AIM Mid Cap Core Equity Portfolio


Investment Objective:

         Long-term growth of capital.

Principal Investment Strategy:


     The Portfolio seeks to meet its objective by investing, normally, at least 80% of its net assets in equity securities, including convertible securities, of mid-cap companies. In complying with this 80% investment requirement, the Portfolio's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Portfolio considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap Index measures the performance of the 800 companies in the Russell 1000 Index with the lowest market capitalization. These companies are considered representative of medium-sized companies.


     The Portfolio may invest up to 20% of its net assets in equity securities of companies in other market capitalization ranges or in investment grade debt securities. The Portfolio may also invest up to 25% of its total assets in foreign securities. For risk management purposes, the Portfolio may hold a portion of its assets in cash or in money market instruments, or high quality debt instruments.

     In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies;
(2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets.

[Right side:]

Primary Risks:


     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 3, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


         Market risk

         Foreign investment risk

         Market capitalization risk

         Investment style risk


Past Performance:


     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

     The performance shown below for the period October 9, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on January 3, 2002.

     The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

          Year-by-Year Total Return as of 12/31


           ------------------------------

                      -10.73%





                        02

           ------------------------------


                   High Quarter: 4th - 2002 + 6.02%
                  Low Quarter: 3rd - 2002 -14.33%

     The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02, as applicable, with the Russell Midcap Index, which measures the performance of the 800 smallest companies in the Russell 1000 Index which represent approximately 24% of the total market capitalization of the Russell 1000 Index. The median market capitalization is approximately $3.6 billion. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


                     -----------------------------------------------------------

                                                  Average Annual Total
                                                  Return as of
                                                     12/31/02
                                                                     Since
                                                      1 Year       Inception


                     Class A                            ---         -10.18%
                     Class B                          -10.73%        -1.27%
                     Russell Midcap Index             -16.19%       -3.21%*

                     -------------------- -------------- ------------- --------

   * Index performance is from 10/9/01.


For information on A I M Capital Management, Inc.'s prior performance with a comparable fund, see page 95.


[SIDE BAR:

         Portfolio Management:


         A I M Capital Management, Inc.
         see page 95


         For financial highlights
         see page 113]

Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)




             ------------------------------------- --------------------------- --------------------------

                                                            Class A                     Class B

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------


             Management Fee                                  0.75%                       0.75%
             ==============                                  =====                       =====

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             12b-1 Fees                                       None                       0.25%

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Other Expenses                                  0.89%                       0.91%
             ==============                                  =====                       =====

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Total Annual Portfolio Operating                1.64%                       1.91%
             =================================               =====                       =====
             Expenses Before Expense
             =======================
             Waiver/Reimbursement
             ====================

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Contractual Expense                             0.69%                       0.71%
             ====================                            =====                       =====
             Waiver/Reimbursement*
             =====================

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Total Annual Portfolio Operating                0.95%                       1.20%
             =================================               =====                       =====
             Expenses After Expense
             ======================
             Waiver/Reimbursement
             ====================

             ------------------------------------- --------------------------- --------------------------


* Met Investors Advisory LLC (the "Manager") and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.95% and 1.20%, respectively, for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.


Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004.. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses


---------------------------------------------------------------

                    Class A             Class B

---------------------------------------------------------------
---------------------------------------------------------------

1 Year                $97                $123
======                ===                ====

---------------------------------------------------------------
---------------------------------------------------------------

3 Years              $453                $536
=======              ====                ====

---------------------------------------------------------------
---------------------------------------------------------------

5 Years              $832                $973
=======              ====                ====

---------------------------------------------------------------
---------------------------------------------------------------

10 Years            $1,897              $2,190
========            ======              ======

---------------------------------------------------------------

[Left Side:]

                          Met/AIM Small Cap Growth Portfolio


Investment Objective:

         Long-term growth of capital.

Principal Investment Strategy:


     The Portfolio seeks to meet its objective by investing, normally, at least 80% of its net assets in securities of small-cap companies. In complying with this 80% investment requirement, the Portfolio will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Portfolio considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month, within the range of market capitalizations of companies included in the Russell 2000 Index.


     The Portfolio may invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, outside of the range of market capitalizations of companies included in the Russell 2000 Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The Portfolio may also invest up to 25% of its total assets in foreign securities.

     In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the Portfolio, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings.

[Right side:]

Primary Risks:


     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 3, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


         Market risk

         Market capitalization risk

         Investment style risk

         Foreign investment risk


Past Performance:


     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

     The performance shown below for the period October 9, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on January 3, 2002.

     The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                      Year-by-Year Total Return as of 12/31


                ------------------------------

                           -27.50%





                             02

                ------------------------------


                     High Quarter: 4th - 2002 +5.25%
                     Low Quarter: 3rd - 2002 -18.43%

     The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02, as applicable, with the Russell 2000 Index and the Russell 2000 Growth Index. The Russell 2000 Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index which represent approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


         -----------------------------------------------------------------------

                                                        Average Annual Total
                                                        Return as of 12/31/02
                                                         Since
                                          1 Year       Inception


         Class A                            ---         -27.00%
         Class B                          -27.50%       -11.37%
         Russell 2000 Index               -20.48%       -4.45%*
         Russell 2000 Growth Index        -30.26%       -8.75%*

                     ------------------- ------------- ------------------------

   * Index performance is from 10/9/01.


     For information on A I M Capital Management, Inc.'s prior performance with a comparable fund, see page 96.


[SIDE BAR:

         Portfolio Management:

         A I M Capital Management, Inc.
         see page 95

         For financial highlights
         see page 117]

Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)




             ------------------------------------- --------------------------- --------------------------

                                                            Class A                     Class B

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------


             Management Fee                                  0.90%                       0.90%
             ==============                                  =====                       =====

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             12b-1 Fees                                       None                       0.25%

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Other Expenses                                  1.20%                       1.17%
             ==============                                  =====                       =====

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Total Annual Portfolio Operating                2.10%                       2.32%
             =================================               =====                       =====
             Expenses Before Expense Waiver/
             ===============================
             Reimbursement
             =============

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Contractual Expense                             1.05%                       1.02%
             ====================                            =====                       =====
             Waiver/Reimbursement*
             =====================

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Total Annual Portfolio Operating                1.05%                       1.30%
             =================================               =====                       =====
             Expenses After Expense Waiver/
             ==============================
             Reimbursement
             =============

             ------------------------------------- --------------------------- --------------------------


* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 1.05% and 1.30%, respectively, for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses


--------------------------------------------------------------

                   Class A             Class B

--------------------------------------------------------------
--------------------------------------------------------------

1 Year              $108                $133
======              ====                ====

--------------------------------------------------------------
--------------------------------------------------------------

3 Years             $561                $633
=======             ====                ====

--------------------------------------------------------------
--------------------------------------------------------------

5 Years            $1,041              $1,159
=======            ======              ======

--------------------------------------------------------------
--------------------------------------------------------------

10 Years           $2,366              $2,599
========           ======              ======

--------------------------------------------------------------

                          Harris Oakmark International Portfolio
           (formerly State Street Research Concentrated International Portfolio)

Investment Objective:

         The Portfolio seeks long-term capital appreciation.

Principal Investment Strategy:

     Under normal market conditions, the Portfolio invests primarily in common stocks of non-U.S. companies. The Portfolio may invest in mature markets (examples are Japan, Canada, and the United Kingdom) and in less developed markets (examples are Mexico, Brazil, and Korea). Ordinarily, the Portfolio will invest in the securities of at least five countries outside the U.S. There are no geographic limits on the Portfolio's foreign investments, but the Portfolio does not expect to invest more than 35% of its assets in securities of companies based in emerging markets. The Portfolio may invest in the equity securities of companies of any market capitalization.

     The Portfolio's Adviser uses a value investment style in selecting equity securities for the Portfolio. The Adviser believes that over time, a company's stock price converges with its true business value. By "true business value" the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in equity securities priced significantly below what is believed to be the true business value presents the best opportunity to achieve the Portfolio's investment objective. The Adviser uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values.

     The Portfolio is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended, which means that it could concentrate its investments in a smaller number of companies than many other funds. The Adviser expects to invest in 30 to 60 companies. Although the Adviser expects the Portfolio to operate as a diversified investment company, the Portfolio will retain its "non-diversified" classification to give the Adviser the flexibility to pursue a more selective investment strategy.

[Right side:]

Primary Risks:

     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 3, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

         Market risk

         Foreign investment risk

         Market capitalization risk

         Investment style risk

     Because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

     In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Past Performance:

     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

     The performance shown below for the period October 9, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on January 3, 2002. Effective January 1, 2003, Harris Associates L.P. became the Portfolio's Adviser. Investment performance information prior to that date is attributable to the Portfolio's former investment adviser.

     The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                        Year-by-Year Total Return as of 12/31


                          ------------------------------

                                     -18.09%





                                       02

                          ------------------------------


                          High Quarter: 4th - 2002 +3.12%
                          Low Quarter: 3rd - 2002 -16.81%

     The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02, as applicable, with the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE"), a widely recognized unmanaged index which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


                     -----------------------------------------------------------

                                                          Average Annual Total
                                                         Return as of 12/31/02
                                                                     Since
                                                      1 Year       Inception


                     Class A                            ---         -17.64%
                     Class B                          -18.09%        -8.33%
                     MSCI EAFE Index                  -15.65%       -10.14%*

                     ---- -------------- ------------- ------------------------

   * Index performance is from 10/9/01.



         For information on Harris Associates L.P.'s prior performance with a comparable fund, see page 97.


[SIDE BAR:




         Portfolio Management:

         Harris Associates L.P.
         see page 97

         For financial highlights
         see page 121]

Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)


             ------------------------------------- --------------------------- --------------------------

                                                            Class A                     Class B

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------



            Management Fee                                  0.85%                       0.85%
             ==============                                  =====                       =====

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             12b-1 Fees                                       None                       0.25%

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Other Expenses                                  1.64%                       1.54%
             ==============                                  =====                       =====

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Total Annual Portfolio Operating                2.49%                       2.64%
             =================================               =====                       =====
             Expenses Before Expense Waiver/
             ===============================
             Reimbursement
             =============

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Contractual Expense Waiver/                     1.29%                       1.19%
             ============================                    =====                       =====
             Reimbursement*
             ==============

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Total Annual Portfolio Operating                1.20%                       1.45%
             =================================               =====                       =====
             Expenses After Expense Waiver/
             ==============================
             Reimbursement
             =============

             ------------------------------------- --------------------------- --------------------------


* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 1.20% and 1.45%, respectively, for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses


----------------------------------------------------------------------

                           Class A             Class B

----------------------------------------------------------------------
----------------------------------------------------------------------

1 Year                      $123                $149
======                      ====                ====

----------------------------------------------------------------------
----------------------------------------------------------------------

3 Years                     $659                $715
=======                     ====                ====

----------------------------------------------------------------------
----------------------------------------------------------------------

5 Years                    $1,222              $1,308
=======                    ======              ======

----------------------------------------------------------------------
----------------------------------------------------------------------

10 Years                   $2,754              $2,914
========                   ======              ======

----------------------------------------------------------------------

[Left Side:]

                             Janus Aggressive Growth Portfolio


Investment Objective:

         The Portfolio seeks long-term growth of capital.

Principal Investment Strategy:


     The Portfolio invests primarily in common stocks selected for their growth potential. The Portfolio may also invest to a lesser degree in other types of securities, including preferred stocks, warrants, convertible securities and debt securities. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio is non-diversified which means that it can invest a greater portion of it assets in a small number of issuers.


     The Portfolio may invest without limit in foreign equity and debt securities including American Depositary Receipts. Such foreign securities may include those of emerging market issuers. Less than 35% of the Portfolio's net assets may be invested in high-yield/high-risk bonds.

     The Adviser applies a "bottom up" approach in choosing investments. In other words, the Adviser looks for companies with earnings growth potential one at a time. If the Adviser is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

     Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

     The Adviser actively manages foreign currency exposure, in conjunction with stock selection, in an attempt to protect and possibly enhance the Portfolio's market value. Through the use of forward foreign currency exchange contracts, the Adviser will adjust the Portfolio's foreign currency weightings to reduce its exposure to currencies deemed unattractive and, in certain circumstances, increase exposure to currencies deemed attractive, as market conditions warrant.

[Right side:]

Primary Risks:


     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 3, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


         Market risk

         Interest rate risk

         Credit risk

         High yield debt security risk

         Foreign investment risk

         Market capitalization risk

         Investment style risk

     In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

     Furthermore, because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

Past Performance:


     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

     The performance shown below for the period October 9, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on January 3, 2002.

     The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                      Year-by-Year Total Return as of 12/31


                           ------------------------------

                                        -27.83%





                                          02

                           ------------------------------


                                 High Quarter: 4th - 2002 +1.72%
                                 Low Quarter: 3rd - 2002 -16.13%

     The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02, as applicable, with the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), a widely recognized unmanaged index the measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


                     ----------------------------------------------------------

                                                        Average Annual Total
                                                        Return as of 12/31/02
                                                                     Since
                                                      1 Year       Inception


                     Class A                            ---         -27.78%
                     Class B                          -27.83%       -28.31%
                     S&P 500 Index                    -22.10%       -15.81%*

                     ---------------------------------- ------------------------

   * Index performance is from 2/28/01.


     For information on Janus Capital Management LLC's prior performance with a comparable fund, see page 98.


[SIDE BAR:

         Portfolio Management:


         Janus Capital Management LLC
         see page 98
                            =

         For financial highlights
         see page 125]

Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)




             ------------------------------------- --------------------------- --------------------------

                                                            Class A                     Class B

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------


             Management Fee                                  0.80%                       0.80%
             ==============                                  =====                       =====

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             12b-1 Fees                                       None                       0.25%

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Other Expenses                                  0.63%                       0.64%
             ==============                                  =====                       =====

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Total Annual Portfolio Operating                1.43%                       1.69%
             =================================               =====                       =====
             Expenses Before Expense Waiver/
             ===============================
             Reimbursement
             =============

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Contractual Expense                             0.53%                       0.54%
             ====================                            =====                       =====
             Waiver/Reimbursement*
             =====================

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Total Annual Portfolio Operating                0.90%                       1.15%
             =================================               =====                       =====
             Expenses After Expense Waiver/
             ==============================
             Reimbursement
             =============

             ------------------------------------- --------------------------- --------------------------


* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.90% and 1.15%, respectively, for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses


-----------------------------------------------------------------------

                          Class A               Class B

-----------------------------------------------------------------------
-----------------------------------------------------------------------

1 Year                      $92                  $118
======                      ===                  ====

-----------------------------------------------------------------------
-----------------------------------------------------------------------

3 Years                    $403                  $483
=======                    ====                  ====

-----------------------------------------------------------------------
-----------------------------------------------------------------------

5 Years                    $736                  $873
=======                    ====                  ====

-----------------------------------------------------------------------
-----------------------------------------------------------------------

10 Years                  $1,676                $1,965
========                  ======                ======

-----------------------------------------------------------------------

[Left Side:]

                                Lord Abbett Bond Debenture Portfolio


Investment Objective:

     To provide high current income and the opportunity for capital appreciation to produce a high total return.

Principal Investment Strategy:


     Under normal circumstances, the Portfolio invests substantially all (at least 80%) of its net assets in debt securities of various types. To pursue its goal, the Portfolio normally invests substantially all of its net assets in high yield and investment grade debt securities, but may also invest in securities convertible into common stocks. The Portfolio may invest up to 80% of its total assets in high yield/high risk debt securities (junk bonds). Debt securities normally will consist of secured debt obligations of the issuer (i.e., bonds), general unsecured debt obligations of the issuer (i.e., debentures) and debt securities which are subordinate in right of payment to other debt of the issuer. In no event will the Portfolio invest more than 10% of its gross assets at the time of investment in debt securities which are in default as to interest or principal. At least 20% of the Portfolio's assets must be invested in any combination of investment grade debt securities, U.S. Government securities and cash equivalents. The Portfolio may also invest up to 20% of its net assets in equity securities of large cap companies including common stocks, preferred stocks, convertible preferred stocks, warrants and similar instruments. The Portfolio attempts to invest in securities selling at reasonable prices in relation to the Adviser's assessment of their potential value.


     The Adviser will actively manage the Portfolio and seek unusual values, particularly in lower-rated debt securities, some of which are convertible into common stocks or have warrants attached to purchase common stocks. In selecting lower-rated bonds for investment, the Adviser does not rely upon ratings, which evaluate only the safety of principal and interest, not market value risk, and which, furthermore, may not accurately reflect an issuer's current financial condition. The Portfolio does not have any minimum rating criteria for its investments in bonds and some issuers may default as to principal and/or interest payments subsequent to the purchase of their securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, the Adviser believes that investment risk may be reduced, although there is no assurance that losses will not occur.


     The Portfolio normally invests in long-term debt securities when the Adviser believes that interest rates in the long run will decline and prices of such securities generally will be high. When the Adviser believes that long-term interest rates will rise, it may shift the Portfolio into short-term debt. Under normal circumstances, the duration of the Portfolio's debt securities will be between 3 to 7 years with an average maturity of 5 to 12 years.


         Capital appreciation may be obtained by investing in:

         debt securities when the trend of interest rates is expected to be down convertible debt securities or debt securities with warrants attached entitling the holder to purchase common stock debt securities of issuers in financial difficulties when, in the view of the Adviser, the problems giving rise to such difficulties can be successfully resolved, with a consequent improvement in the credit standing of the issuers (such investments involve corresponding risks that interest and principal payments may not be made if such difficulties are not resolved)


         equity securities


     The Portfolio may invest up to 20% of its net assets, at market value, in debt and equity securities primarily traded in foreign countries.


     The Portfolio may hold or sell any property or securities which it may obtain through the exercise of conversion rights or warrants or as a result of any reorganization, recapitalization or liquidation proceedings for any issuer of securities owned by it. In no event will the Portfolio voluntarily purchase any securities other than debt securities, if, at the time of such purchase or acquisition, the value of the property and securities, other than debt securities, in the Portfolio is greater than 20% of the value of its net assets.


[Right side:]


Primary Risks:


     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 3, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

         Market risk


         Interest rate risk

         Credit risk

         High yield debt security risk

         Foreign investment risk


         Market capitalization risk

         Investment style risk






Past Performance:

     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.


     The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust, which commenced operations on May 1, 1996) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001. The Portfolio's Class B shares commenced operations on March 22, 2001.


     The bar chart below shows you the performance of the Portfolio's Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                  Year-by-Year Total Return as of 12/31 of Each Year

-------------- ----------- ------------ ----------- ------------ -----------

15.63%         6.26%       3.40%        0.87%       3.76%        -0.39%
                                                                 ======






97             98          99           00          01           02
                                                                 ==

-------------- ----------- ------------ ----------- ------------ -----------


                       High Quarter: 4th -2001 + 5.85%

                       Low Quarter: 3rd -1998 - 4.31%


     The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/02, as applicable, with the Credit Suisse First Boston
High Yield Index, which is representative of the lower rated debt (including non-convertible-preferred stocks) investments in the Portfolio; and with the Lehman Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.






                     ----------------------------------------------------------

                                       Average Annual Total Return as of 12/31/02

                                   ------------------- ----------- -------------

                                                                                      Since
                                                          1 Year         5 Year     Inception

                                   ------------------ ----------- -------------


                     Class A                            -0.39%         2.75%       6.21%
                      =======                             ======          =====        =
                     Class B                              -0.57%           __         0.33%
                     =======                              ======           ==         =====
                     Credit Suisse First Boston           3.11%         1.44%      4.30%*
                                                           =====          =====       ===

                        High Yield Index

                     Lehman Aggregate Bond Index         10.27%         7.54%      8.03%*
                                                          ======          =====       ===

                     ------------------------------- ----------------- ----------- ------------- ----

   *  Index performance is from 5/1/96.


[SIDE BAR:

         Portfolio Management:


         Lord, Abbett & Co. LLC
                           ====
         see page 99
                            =

         For financial highlights
         see page 129]
                            ===


Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)




                         -------------------------------- ------------------------ ------------------------

                                                                  Class A                  Class B

                         -------------------------------- ------------------------ ------------------------
                         -------------------------------- ------------------------ ------------------------



                         Management Fee                            0.60%                    0.60%
                         ==============                            =====                    =====

                         -------------------------------- ------------------------ ------------------------
                         -------------------------------- ------------------------ ------------------------

                         12b-1 Fees                                None                     0.25%

                         -------------------------------- ------------------------ ------------------------
                         -------------------------------- ------------------------ ------------------------

                         Other Expenses                            0.17%                    0.20%
                         ==============                            =====                    =====

                         -------------------------------- ------------------------ ------------------------
                         -------------------------------- ------------------------ ------------------------

                         Total Annual Portfolio                    0.77%                    1.05%
                         =======================                   =====                    =====
                         Operating Expenses Before
                         =========================
                         Expense Waiver/ Reimbursement
                         =============================

                         -------------------------------- ------------------------ ------------------------
                         -------------------------------- ------------------------ ------------------------

                         Contractual Expense Waiver/               0.02%                    0.05%
                         ============================              =====                    =====
                         Reimbursement*
                         ==============

                         -------------------------------- ------------------------ ------------------------
                         -------------------------------- ------------------------ ------------------------

                         Total Annual Portfolio                    0.75%                    1.00%
                         =======================                   =====                    =====
                         Operating Expenses After
                         ========================
                         Expense Waiver/ Reimbursement
                         =============================

                         -------------------------------- ------------------------ ------------------------


* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.75% and 1.00%, respectively, for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses


--------------------------------------------------------------

                     Class A           Class B

--------------------------------------------------------------
--------------------------------------------------------------

1 Year                 $77              $103
======                 ===              ====

--------------------------------------------------------------
--------------------------------------------------------------

3 Years               $245              $331
=======               ====              ====

--------------------------------------------------------------
--------------------------------------------------------------

5 Years               $427              $577
=======               ====              ====

--------------------------------------------------------------
--------------------------------------------------------------

10 Years              $955             $1,283
========              ====             ======

--------------------------------------------------------------

[Left Side:]

                             Lord Abbett Growth and Income Portfolio


Investment Objective:

     To achieve long-term growth of capital and income without excessive fluctuation in market value.

Principal Investment Strategy:

     To pursue this objective, the Portfolio primarily purchases equity securities of large, seasoned, U.S. and multinational companies that the Adviser believes are undervalued. The Portfolio may invest in equity securities such as common stocks, convertible bonds, convertible preferred stocks and warrants and similar instruments. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies with market capitalizations of at least $5 billion at the time of purchase. This market capitalization may vary in response to changes in the markets.

     In selecting investments, the Portfolio attempts to invest in securities selling at reasonable prices in relation to the Adviser's assessment of their potential value. While there is the risk that an investment may never reach what the Adviser believes is its full value or may go down in value, the Adviser's emphasis on large, seasoned company value stocks may limit the Portfolio's downside risk because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be less volatile than the stocks of smaller companies.

[Right side:]

Primary Risks:


     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 3, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


         Market risk

         Market capitalization risk

         Investment style risk

Past Performance:

     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.


     The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor funds managed by the Adviser using the same investment objective and strategy as the Portfolio. On January 8, 1999 substantially all of the assets of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. were transferred to the Lord Abbett Growth and Income Portfolio, a series of Cova Series Trust. The assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Portfolio on February 12, 2001. The performance shown below for the Portfolio's Class A shares is the historical performance of the Lord Abbett Growth and Income Portfolio of Cova Series Trust (from January 8, 1999 through February 11, 2001) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999). The Portfolio's Class B shares commenced operations on March 22, 2001.


     The bar chart below shows you the performance of the Portfolio's Class A shares for the last ten calendar years. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.




                                          Year-by-Year Total Return as of 12/31 of Each Year

------------ -------- ---------- ---------- --------- ---------- --------- ---------- ---------- --------- ----------



            14.82%   2.78%      29.82%     19.45%    24.31%     12.87%    16.56%     14.68%     -5.77%    -17.95%
                                                                                                           ======






            93       94         95         96        97         98        99         00         01        02
                                                                                                           =

------------ -------- ---------- ---------- --------- ---------- --------- ---------- ---------- --------- ----------


                                                 High Quarter: 3rd - 1997 + 14.13%
                                                  Low Quarter: 3rd - 2002 - 19.80%

     The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/02, as applicable, with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large - and medium - sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


       ----- -------------------------------------------------------------------



                                                            Average Annual Total Return as of 12/31/02
                                                                          1 Year      5 Year   10 Year
                                                                          ======      ------   ------


                                                                         ------------ --------- ---------


                                     Class A                           -17.95%      3.14%    10.28%
                                       =======                           =======       =====     ==
                                      Class B                            -18.12%      ___       ___
                                      =======                            =======      ===       ===
                                     S&P 500 Index                     -22.10%      -0.59%   9.34%
                                       =============                     =======       ======    =

                ------------------------------- ------------ --------- ---------



[SIDE BAR:

         Portfolio Management:


         Lord, Abbett & Co. LLC
         see page 99
                            =

         For financial highlights
         see page 133]





Fees and Expenses:








     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 and are expressed as a percentage of the Portfolio's average daily net assets

      The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

     Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)





                 ------------------------------- ------------------------- ---------------------------

                                                         Class A                    Class B

                 ------------------------------- ------------------------- ---------------------------
                 ------------------------------- ------------------------- ---------------------------



                Management Fee                           0.58%                      0.58%
                 ==============                           =====                      =====

                 ------------------------------- ------------------------- ---------------------------
                 ------------------------------- ------------------------- ---------------------------

                 12b-1 Fees                                None                      0.25%

                 ------------------------------- ------------------------- ---------------------------
                 ------------------------------- ------------------------- ---------------------------

                 Other Expenses                           0.09%                      0.10%
                 ==============                           =====                      =====

                 ------------------------------- ------------------------- ---------------------------
                 ------------------------------- ------------------------- ---------------------------

                 Total Annual Portfolio                   0.67%                      0.93%
                 =======================                  =====                      =====
                 Operating Expenses
                 ==================

                 ------------------------------- ------------------------- ---------------------------



Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses




-------------------------------------------------------------------

                       Class A              Class B

-------------------------------------------------------------------
-------------------------------------------------------------------

1 Year                   $69                  $95
======                   ===                  ===

-------------------------------------------------------------------
-------------------------------------------------------------------

3 Years                 $215                 $298
=======                 ====                 ====

-------------------------------------------------------------------
-------------------------------------------------------------------

5 Years                 $374                 $517
=======                 ====                 ====

-------------------------------------------------------------------
-------------------------------------------------------------------

10 Years                $837                $1,147
========                ====                ======

-------------------------------------------------------------------

[Left Side:]


                        MFS Research International Portfolio


Investment Objective:

         The Portfolio's investment objective is capital appreciation.


Principal Investment Strategy:

     The Portfolio invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts of foreign companies. The Portfolio focuses on foreign companies (including up to 25% of its net assets in emerging market issues) that the Portfolio's Adviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio may invest in companies of any size. The Portfolio does not emphasize any particular country and, under normal market conditions, will be invested in at least five countries. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

     A committee of investment research analysts selects securities for the Portfolio. This committee includes investment analysts employed by the Adviser and its affiliates. The committee allocates the Portfolio's assets among various geographic regions and industries. Individual analysts then select what they view as the securities best suited to achieve the Portfolio's investment objective within their assigned industry responsibility.


[SIDE BAR:
---------

     A company's principal activities are determined to be located in a particular country if the company (a) is organized under the laws of, and maintains a principal office in a country; (b) has its principal securities trading market in a country, (c) derives 50% of its total revenues from goods or services performed in the country, or (d) has 50% or more of its assets in the country.]

[Right side:]

Primary Risks:


     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 3, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


         Market risk

         Foreign investment risk

         Market capitalization risk

         Investment style risk

     The Portfolio may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance.

     In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economics based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Past Performance:


     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

     The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on May 1, 2001.

     The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                       Year-by-Year Total Return as of 12/31


                        ------------------------------

                                    -11.80%





                                      02

                        ------------------------------


                           High Quarter: 4th - 2002 + 4.61%
                           Low Quarter: 3rd - 2002 -14.58%

     The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02 with the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE"), a widely recognized unmanaged index which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.





                     -----------------------------------------------------------

                                                  Average Annual Total
                                                  Return as of 12/31/02
                                                           Since
                                            1 Year       Inception


           Class A                          -11.52%       -13.35%
           Class B                          -11.80%       -14.25%
           MSCI EAFE Index                  -15.65%       -17.74%*

                     ---- -------------- ------------- ------------------------

   * Index performance is from 2/12/01.


     For  information  on  Massachusetts   Financial  Services  Company's  prior
performance with a comparable fund, see page 99.


[SIDE BAR:
---------

         Portfolio Management:


         Massachusetts Financial Services Company
         see page 99
                            =

         For financial highlights
         see page 137]


Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None



          Annual Portfolio  Operating  Expenses (expenses that are deducted from
          Portfolio assets)


             ------------------------------------- --------------------------- --------------------------

                                                            Class A                     Class B

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------


             Management Fee                                  0.80%                       0.80%
             ==============                                  =====                       =====

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             12b-1 Fees                                       None                       0.25%

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Other Expenses                                  1.06%                       1.02%
             ==============                                  =====                       =====

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Total Annual Portfolio Operating                1.86%                       2.07%
             =================================               =====                       =====
             Expenses Before Expense Waiver/
             ===============================
             Reimbursement
             =============

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Contractual Expense Waiver/                     0.76%                       0.72%
             ============================                    =====                       =====
             Reimbursement*
             ==============

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Total Annual Portfolio Operating                1.10%                       1.35%
             =================================               =====                       =====
             Expenses After Expense Waiver/
             ==============================
             Reimbursement
             =============

             ------------------------------------- --------------------------- --------------------------


          * The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 1.10% and 1.35%, respectively, for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses


-------------------------------------------------------------------

                         Class A            Class B

-------------------------------------------------------------------
-------------------------------------------------------------------

1 Year                    $113               $138
======                    ====               ====

-------------------------------------------------------------------
-------------------------------------------------------------------

3 Years                   $515               $584
=======                   ====               ====

-------------------------------------------------------------------
-------------------------------------------------------------------

5 Years                   $942              $1,056
=======                   ====              ======

-------------------------------------------------------------------
-------------------------------------------------------------------

10 Years                 $2,132             $2,361
========                 ======             ======

-------------------------------------------------------------------

[Left Side:]

                        Oppenheimer Capital Appreciation Portfolio


Investment Objective:

         The Portfolio seeks capital appreciation.

Principal Investment Strategy:

     The Portfolio invests mainly in common stocks of "growth companies". These may be newer companies or established companies of any capitalization range that the Adviser believes may appreciate in value over the long term. The Portfolio currently focuses mainly on mid-cap and large-cap domestic companies. The Portfolio may also purchase the securities of foreign issuers.

     In deciding what securities to buy or sell, the Portfolio's Adviser looks for growth companies that are believed to have reasonably priced stock in relation to overall stock market valuations. The Adviser focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Portfolio's investments among industries and market sectors. Currently, the Adviser looks for:

         Companies with above-average growth potential

          Companies with increasing earnings momentum and a history of positive earnings growth

         Stocks with low valuations relative to their growth potential

         Companies with the potential for positive earnings surprises

         Growth rates that the Adviser believes are sustainable over time

[Right side:]

Primary Risks:


     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 3, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


         Market risk

         Foreign investment risk

         Market capitalization risk

         Investment style risk


Past Performance:


     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

     The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on January 3, 2002.

     The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                       Year-by-Year Total Return as of 12/31


                      ------------------------------

                                 -24.73%





                                   02

                      ------------------------------


                        High Quarter: 4th - 2002 +7.33%
                        Low Quarter: 2nd - 2002 -15.52%

     The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02, as applicable, with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


            ----------------------------------------------------------

                                                        Average Annual Total
                                                       Return as of 12/31/02
                                                            Since
                                             1 Year       Inception


            Class A                            ---         -24.47%
            Class B                          -24.73%       -20.74%
            S&P 500 Index                    -22.10%       -15.81%*

            ----- -------------- ------------- ------------------------

   * Index performance is from 2/28/01.


     For information on OppenheimerFunds, Inc.'s prior performance with a comparable fund, see page 100.


[SIDE BAR:
---------

         Portfolio Management:


         OppenheimerFunds, Inc.
         see page 100

         For financial highlights
         see page 141]

Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.



Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)


             ------------------------------------- --------------------------- --------------------------

                                                            Class A                     Class B

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------



            Management Fee                                  0.65%                       0.65%
             ==============                                  =====                       =====

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             12b-1 Fees                                       None                       0.25%

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Other Expenses                                  0.34%                       0.32%
             ==============                                  =====                       =====

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Total Annual Portfolio Operating                0.99%                       1.22%
             =================================               =====                       =====
             Expenses Before Expense Waiver/
             ===============================
             Reimbursement
             =============

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Contractual Expense Waiver/                     0.24%                       0.22%
             ============================                    =====                       =====
             Reimbursement*
             ==============

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Total Annual Portfolio Operating                0.75%                       1.00%
             =================================               =====                       =====
             Expenses After Expense Waiver/
             ==============================
             Reimbursement
             =============

             ------------------------------------- --------------------------- --------------------------


          * The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.75% and 1.00%, respectively, for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses


--------------------------------------------------------------------

                          Class A            Class B

--------------------------------------------------------------------
--------------------------------------------------------------------

1 Year                      $77               $103
======                      ===               ====

--------------------------------------------------------------------
--------------------------------------------------------------------

3 Years                    $293               $367
=======                    ====               ====

--------------------------------------------------------------------
--------------------------------------------------------------------

5 Years                    $526               $653
=======                    ====               ====

--------------------------------------------------------------------
--------------------------------------------------------------------

10 Years                  $1,196             $1,464
========                  ======             ======

--------------------------------------------------------------------



[Left Side:]


                               PIMCO Money Market Portfolio


Investment Objective:

     The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.

Principal Investment Strategy:

     The Portfolio seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Portfolio may not exceed 90 days. The Portfolio attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.


     The Portfolio may invest in the following: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Portfolio may invest more than 25% of its total assets in securities or obligations issued by U.S. banks.


     The Portfolio's investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.





[Right side:]

Primary Risks:


     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 76, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


         Interest rate risk

         Credit risk

         Foreign investment risk


Past Performance:


     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

     The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on January 3, 2002.

     The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                      Year-by-Year Total Return as of 12/31


                        ------------------------------

                                    1.09%





                                     02

                        ------------------------------


                            High Quarter: 2nd - 2002 +0.30%
                            Low Quarter: 4th - 2002 +0.24%

     The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02, as applicable, with the Salomon 3-Month Treasury Bill Index, an unmanaged index. In this Index, equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


        -------------------------------------------------------------------

                                                     Average Annual Total
                                                     Return as of
                                                        12/31/02
                                                      Since
                                       1 Year       Inception


      Class A                            ___          1.31%
      =======                            ===          =====
      Class B                           1.09%         2.07%
      =======                           =====         =====
      Salomon 3-Month Treasury          1.70%         2.62%*
      =========================         =====         ======
         Bill

      ----------------------------- -------------- ------------- --------

   * Index performance is from 2/28/01.


         For up-to-date yield information, call (800) 848-3854.


[SIDE BAR:

         Portfolio Management:


         Pacific Investment Management Company LLC see page 101


         For financial highlights
         see page 145]


Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

          Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)


             ------------------------------------- --------------------------- --------------------------

                                                            Class A                     Class B

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------



             Management Fee                                  0.40%                       0.40%
             ==============                                  =====                       =====

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             12b-1 Fees                                       None                       0.25%

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Other Expenses                                  0.36%                       0.21%
             ==============                                  =====                       =====

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Total Annual Portfolio Operating                0.76%                       0.86%
             =================================               =====                       =====
             Expenses
             ========

             ------------------------------------- --------------------------- --------------------------



Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses


----------------------------------------------------------------------

                            Class A            Class B

----------------------------------------------------------------------
----------------------------------------------------------------------

1 Year                        $78                $88
======                        ===                ===

----------------------------------------------------------------------
----------------------------------------------------------------------

3 Years                      $244               $275
=======                      ====               ====

----------------------------------------------------------------------
----------------------------------------------------------------------

5 Years                      $424               $479
=======                      ====               ====

----------------------------------------------------------------------
----------------------------------------------------------------------

10 Years                     $945              $1,064
========                     ====              ======

----------------------------------------------------------------------

[Left Side:]

                                PIMCO Total Return Portfolio


Investment Objective:

     The Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

Principal Investment Strategy:

     The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Adviser's forecast for interest rates.

     The Portfolio invests primarily in investment grade debt securities, U.S. Government securities and commercial paper and other short-term obligations. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

     The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. In addition, the Portfolio may engage in forward commitments, when-issued and delayed delivery securities transactions. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

[Right side:]

Primary Risks:


     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 3, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


         Market risk

         Interest rate risk

         Credit risk

         Foreign investment risk

     Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

     Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

     If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

     Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

     The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

Past Performance:


     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

     The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on May 1, 2001.

     The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                 Year-by-Year Total Return as of 12/31


                ------------------------------

                            9.29%





                             02

                ------------------------------


               High Quarter: 3rd - 2002 +3.65%
               Low Quarter: 1st - 2002 0.00%

     The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02 with the Lehman Brothers Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


       -------------------------------------------------------------------

                                                  Average Annual Total
                                                  Return as of
                                                     12/31/02
                                                                     Since
                                                      1 Year       Inception


                     Class A                           9.57%         9.79%
                     =======                           =====         =====
                     Class B                           9.29%         8.49%
                     =======                           =====         =====
                     Lehman Brothers Aggregate        10.27%         8.75%*
                     ==========================       ======         ======
                        Bond Index

                     -------------------- -------------- ------------- --------

   * Index performance is from 2/28/01.


     For information on Pacific Investment Management Company LLC's prior performance with a comparable fund, see page 102.


[SIDE BAR:

         Portfolio Management:


         Pacific Investment Management Company LLC see page 101

         For financial highlights see page 149]


Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None



          Annual Portfolio  Operating  Expenses (expenses that are deducted from
          Portfolio assets)


             ------------------------------------- --------------------------- --------------------------

                                                            Class A                     Class B

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------



            Management Fee                                  0.50%                       0.50%
             ==============                                  =====                       =====

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             12b-1 Fees                                       None                       0.25%

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Other Expenses                                  0.15%                       0.15%
             ==============                                  =====                       =====

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Total Annual Portfolio Operating                0.65%                       0.90%
             =================================               =====                       =====
             Expenses
             ========

             ------------------------------------- --------------------------- --------------------------



Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses


---------------------------------------------------------------

                    Class A             Class B

---------------------------------------------------------------
---------------------------------------------------------------

1 Year                $67                 $92
======                ===                 ===

---------------------------------------------------------------
---------------------------------------------------------------

3 Years              $209                $288
=======              ====                ====

---------------------------------------------------------------
---------------------------------------------------------------

5 Years              $363                $500
=======              ====                ====

---------------------------------------------------------------
---------------------------------------------------------------

10 Years             $812               $1,112
========             ====               ======

---------------------------------------------------------------

[Left Side:]

                              PIMCO Innovation Portfolio

Investment Objective:

     The Portfolio seeks capital appreciation; no consideration is given to income.

Principal Investment Strategy:

     The Portfolio seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Portfolio identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies) and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and/or service of technological products. Although the Portfolio emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

     The Adviser selects stocks for the Portfolio using a "growth" style. The Adviser seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the Adviser seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems.

     The Portfolio may invest a substantial portion of its assets in the securities of smaller capitalization companies with total assets in excess of $200 million and may invest in initial public offerings (IPOs). The Portfolio may invest up to 35% of its assets in foreign equity securities, including American Depositary Receipts, and may invest in securities of emerging market countries.

[Right side:]

Primary Risks:


     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 3, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


         Market risk

         Foreign investment risk

         Market capitalization risk

         Investment style risk

     Because the Portfolio concentrates its investments in companies which utilize innovative technologies, it is subject to risks particularly affecting those companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories.

     In addition to other risks, a fund that invests a substantial portion of its assets in related industries (or "sectors") may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

     Investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Past Performance:


     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

     The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on May 1, 2001.

     The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                  Year-by-Year Total Return as of 12/31


                  ------------------------------

                             -50.65%





                               02

                  ------------------------------


                   High Quarter: 4th - 2002 +21.12%
                   Low Quarter: 3rd - 2002 -34.81%

     The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


         ---------------------------------------------------------------------

                                                 Average Annual Total
                                                 Return as of 12/31/02
                                                                     Since
                                                      1 Year       Inception


                     Class A                          -50.49%       -43.98%
                     Class B                          -50.65%       -46.83%
                     S&P 500 Index                    -22.10%       -15.81%*

         ---------------- -------------- ------------- ------------------------

   * Index performance is from 2/28/01.


     For information on PIMCO Equity Advisors LLC's prior performance with a comparable fund, see page 103.


[SIDE BAR:

         Portfolio Management:


         PIMCO Equity Advisors LLC
                               ===
         see page 103
                            ==

         For financial highlights
         see page 153]

Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expenses and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None


          Annual Portfolio  Operating  Expenses (expenses that are deducted from
          Portfolio assets)


             ------------------------------------- --------------------------- --------------------------

                                                            Class A                     Class B

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------


            Management Fee                                  0.95%                       0.95%
             ==============                                  =====                       =====

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             12b-1 Fees                                       None                       0.25%

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Other Expenses                                  0.68%                       0.66%
             ==============                                  =====                       =====

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Total Annual Portfolio Operating                1.63%                       1.86%
             =================================               =====                       =====
             Expenses Before Expense Waiver/
             ===============================
             Reimbursement
             =============

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Contractual Expense Waiver/                     0.53%                       0.51%
             ============================                    =====                       =====
             Reimbursement*
             ==============

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Total Annual Portfolio Operating                1.10%                       1.35%
             =================================               =====                       =====
             Expenses After Expense Waiver/
             ==============================
             Reimbursement
             =============

             ------------------------------------- --------------------------- --------------------------


          * The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 1.10% and 1.35%, respectively, for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.



Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses


-----------------------------------------------------------------------

                            Class A             Class B

-----------------------------------------------------------------------
-----------------------------------------------------------------------

1 Year                       $113                $138
======                       ====                ====

-----------------------------------------------------------------------
-----------------------------------------------------------------------

3 Years                      $466                $540
=======                      ====                ====

-----------------------------------------------------------------------
-----------------------------------------------------------------------

5 Years                      $842                $966
=======                      ====                ====

-----------------------------------------------------------------------
-----------------------------------------------------------------------

10 Years                    $1,900              $2,153
========                    ======              ======

-----------------------------------------------------------------------

                               PIMCO Inflation Protected Bond Portfolio


Investment Objective:

     To provide maximum real return, consistent with preservation of capital and prudent investment management.

Principal Investment Strategy:

     The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations (either through cash market purchases, forward commitments or derivative instruments). Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. The average portfolio duration of the Portfolio normally will vary within two years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index, which as of December 31, 2002 was 5.8 years.

     The Portfolio invests at least 80% of its net assets in fixed income securities. The Portfolio also may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

     The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques such (such as buy backs or dollar rolls).

[Right side:]

Primary Risks:

     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 3, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

         Market risk

         Interest rate risk

         Credit risk

         Foreign investment risk

     In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

     Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

     Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage-obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

     If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

     Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

     The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

     Because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

Prior Performance:

     The  Portfolio  commenced   operations  on  May  1,  2003.  No  performance
information is currently available. For information on Pacific Investment Management Company LLC's prior performance with a comparable fund, see page 102.


[SIDE BAR:

         Portfolio Management:

         Pacific Investment Management Company LLC see page 101]

Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the year ended December 31, 2003 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

          Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)




             -------------------------------------------- ------------------------- -----------------------------

                                                                  Class A                     Class B

             -------------------------------------------- ------------------------- -----------------------------
             -------------------------------------------- ------------------------- -----------------------------


             Management Fee                                        0.50%                       0.50%
             ==============                                        =====                       =====

             -------------------------------------------- ------------------------- -----------------------------
             -------------------------------------------- ------------------------- -----------------------------

             12b-1 Fees                                             None                       0.25%

             -------------------------------------------- ------------------------- -----------------------------
             -------------------------------------------- ------------------------- -----------------------------

             Other Expenses                                        0.35%                       0.35%
             ==============                                        =====                       =====

             -------------------------------------------- ------------------------- -----------------------------
             -------------------------------------------- ------------------------- -----------------------------

             Total Annual Portfolio Operating Expenses             0.85%                       1.10%
             ==========================================            =====                       =====
             Before Expense Waiver/ Reimbursement
             ====================================

             -------------------------------------------- ------------------------- -----------------------------
             -------------------------------------------- ------------------------- -----------------------------

             Contractual Expense Waiver/ Reimbursement*            0.15%                       0.15%
             ==========================================            =====                       =====

             -------------------------------------------- ------------------------- -----------------------------
             -------------------------------------------- ------------------------- -----------------------------

             Total Annual Portfolio Operating Expenses             0.70%                       0.95%
             ==========================================            =====                       =====
             After Expense Waiver/ Reimbursement
             ===================================

             -------------------------------------------- ------------------------- -----------------------------


          * The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.70% and 0.95%, respectively, for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses


------------------------------------------------------------------

                         Class A           Class B

------------------------------------------------------------------
------------------------------------------------------------------

1 Year                     $72               $97
======                     ===               ===

------------------------------------------------------------------
------------------------------------------------------------------

3 Years                   $272              $352
=======                   ====              ====

------------------------------------------------------------------

[Left Side:]

                              Met/Putnam Research Portfolio


Investment Objective:

         The Portfolio seeks capital appreciation.

Principal Investment Strategy:


     The Portfolio invest mainly in common stocks of large U.S. companies that the Adviser thinks have the greatest potential for capital appreciation, with stock prices that reflect a value lower than that which the Adviser places on the company, or whose earnings the Adviser believes are likely to grow over time. The Portfolio may also invest up to 20% of its assets in foreign securities. The Adviser also looks for the presence of factors that it believes will cause the stock price to rise.


     In choosing an investment, the Adviser will consider, among other factors, a company's financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

[Right side:]

Primary Risks:


     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 3, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


         Market risk


         Foreign investment risk


         Market capitalization risk

         Investment style risk


Past Performance:


     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

     The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on October 16, 2001.

     The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                   Year-by-Year Total Return as of 12/31


                 ------------------------------

                            -20.81%





                              02

                 ------------------------------


                      High Quarter: 4th - 2002 +9.68%
                      Low Quarter: 3rd - 2002 -15.66%

     The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


        -----------------------------------------------------------

                                                      Average Annual Total
                                                      Return as of 12/31/02
                                                       Since
                                        1 Year       Inception


       Class A                          -20.61%       -12.36%
       Class B                          -20.81%       -20.64%
       S&P 500 Index                    -22.10%       -15.81%*

       ----- -------------- ------------- ------------------------

   * Index performance is from 2/28/01.


     For information on Putnam Investment Management, LLC's prior performance with a comparable fund, see page 104.



[SIDE BAR:

         Portfolio Management:


         Putnam Investment Management, LLC
         see page 104

         For financial highlights see page 157]

Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None



Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)


             ------------------------------------- --------------------------- --------------------------

                                                            Class A                     Class B

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------



            Management Fee                                  0.80%                       0.80%
             ==============                                  =====                       =====

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             12b-1 Fees                                       None                       0.25%

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Other Expenses                                  0.33%                       0.33%
             ==============                                  =====                       =====

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Total Annual Portfolio Operating                1.13%                       1.38%
             =================================               =====                       =====
             Expenses Before Expense Waiver/
             ===============================
             Reimbursement
             =============

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Contractual Expense Waiver/                     0.23%                       0.23%
             ============================                    =====                       =====
             Reimbursement*
             ==============

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Total Annual Portfolio Operating                0.90%                       1.15%
             =================================               =====                       =====
             Expenses After Expense Waiver/
             ==============================
             Reimbursement
             =============

             ------------------------------------- --------------------------- --------------------------


          * The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.90% and 1.15%, respectively, for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses


---------------------------------------------------------------------

                          Class A             Class B

---------------------------------------------------------------------
---------------------------------------------------------------------

1 Year                      $92                $118
======                      ===                ====

---------------------------------------------------------------------
---------------------------------------------------------------------

3 Years                    $338                $417
=======                    ====                ====

---------------------------------------------------------------------
---------------------------------------------------------------------

5 Years                    $603                $738
=======                    ====                ====

---------------------------------------------------------------------
---------------------------------------------------------------------

10 Years                  $1,360              $1,646
========                  ======              ======

---------------------------------------------------------------------

[Left Side:]


                   T. Rowe Price Mid-Cap Growth Portfolio
                 (formerly MFS Mid Cap Growth Portfolio)


Investment Objective:


         Long-term growth of capital.
          ====


Principal Investment Strategy:


     The Portfolio will invest, under normal market conditions, at least 80% of its net assets in a diversified portfolio of common stocks of mid-cap companies whose earnings the Adviser expects to grow at a faster rate than the average company. The Adviser defines mid-cap companies as those whose market capitalization falls within the range of either the S&P MidCap 400 Index or the Russell Midcap Growth Index. The market capitalization of the companies and the S&P and Russell indices changes over time. The Portfolio will not automatically sell or cease to purchase stock of a company it already owns because the company's market capitalization grows or falls outside this range.

         In selecting investments, the Adviser generally favors companies that:

         have proven products or services;
         have a record of above-average earnings growth;
         have demonstrated potential to sustain earnings growth;
         operate in industries experiencing increasing demand; or have stock prices that appear to undervalue their growth prospects.

     In pursuing its investment objective, the Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

     The  Portfolio  is  classified  as a  "non-diversified"  company  under the
Investment Company Act of 1940, as amended, which means that it could concentrate its investments in a smaller number of companies than many other funds. Although the Adviser expects the Portfolio to operate as a diversified investment company, the Portfolio will retain its "non-diversified" classification to give the Adviser the flexibility to pursue a more selective investment strategy.





[Right Side:]



     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 3, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


         Market risk

         Market capitalization risk

         Investment style risk



     In addition, because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.


Past Performance:


     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

     The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on May 1, 2001. Effective January 1, 2003, T. Rowe Price Associates, Inc. became the Portfolio's Adviser. Investment performance information prior to that date is attributable to the Portfolio's former investment adviser.

     The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31


                   ------------------------------

                              -44.04%





                                 02

                   ------------------------------


                   High Quarter: 4th - 2002 +7.30%
                   Low Quarter: 2nd - 2002 -30.65%

     The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02 with the Russell Midcap Growth Index, an unmanaged index that measures the performance of those Russell mid cap companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


              ------------------------------------------------------------------

                                                    Average Annual Total
                                                    Return as of
                                                      12/31/02
                                                              Since
                                               1 Year       Inception


              Class A                          -44.00%       -35.52%
              Class B                          -44.04%       -32.66%
              Russell Midcap Growth Index      -27.40%       -23.87%*

              ---------------------------- -------------- ------------- --------

   * Index performance is from 2/12/01.

     For information on T. Rowe Price Associates, Inc.'s prior performance with a comparable fund, see page 106.


[SIDE BAR:

         Portfolio Management:


         T. Rowe Price Associates, Inc.
         see page 105

         For financial highlights
         see page 161]


Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expenses and expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None


          Annual Portfolio  Operating  Expenses (expenses that are deducted from
          Portfolio assets)


                  ---------------------------------- ---------------------- ------------------------

                                                            Class A                 Class B

                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------


                  Management Fee                             0.75%                   0.75%
                  ==============                             =====                   =====

                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------

                  12b-1 Fees                                 None                    0.25%

                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------

                  Other Expenses                             0.45%                   0.51%
                  ==============                             =====                   =====

                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------

                  Total Annual Portfolio Operating           1.20%                   1.51%
                  =================================          =====                   =====
                  Expenses Before Expense Waiver/
                  ===============================
                  Reimbursement
                  =============

                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------

                  Contractual Expense Waiver/                0.25%                   0.31%
                  ============================               =====                   =====
                  Reimbursement*
                  ==============

                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------

                  Total Annual Portfolio Operating           0.95%                   1.20%
                  =================================          =====                   =====
                  Expenses After Expense Waiver/
                  ==============================
                  Reimbursement
                  =============

                  ---------------------------------- ---------------------- ------------------------


          * The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.95% and 1.20%, respectively, for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.


Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses


---------------------------------------------------------------------

                        Class A               Class B

---------------------------------------------------------------------
---------------------------------------------------------------------

1 Year                    $97                  $123
======                    ===                  ====

---------------------------------------------------------------------
---------------------------------------------------------------------

3 Years                  $358                  $450
=======                  ====                  ====

---------------------------------------------------------------------
---------------------------------------------------------------------

5 Years                  $639                  $799
=======                  ====                  ====

---------------------------------------------------------------------
---------------------------------------------------------------------

10 Years                $1,439                $1,785
========                ======                ======

---------------------------------------------------------------------


[Left Side:]

                       Third Avenue Small Cap Value Portfolio

Investment Objective:

         The Portfolio seeks long-term capital appreciation.

Principal Investment Strategy:


     The Portfolio seeks to achieve its objective by acquiring common stocks of well-financed small companies at a substantial discount to what the Adviser believes is their true value. Under normal circumstances, the Portfolio expects to invest as least 80% of its net assets in equity securities of small companies. The Portfolio considers a "small company" to be one whose market capitalization is no greater than nor less than the range of capitalizations of companies in the Russell 2000 Index or the S&P Small Cap 600 Index at the time of the investment. The Portfolio may continue to hold or buy additional stock in a company that exceeds this range if the stock remains attractive.

     The Portfolio adheres to a strict value discipline in selecting investments. The Portfolio's Adviser identifies investment opportunities through intensive research of individual companies and generally does not focus on stock market conditions and other macro factors. For these reasons, the Portfolio may seek investments in the securities of companies in industries that are temporarily depressed. The Portfolio follows a strategy of "buy and hold." The Portfolio will generally sell an investment only when there has been a fundamental change in the business or capital structure of the company which significantly affects the investment's inherent value or when the Adviser believes that the market value of an investment is overpriced relative to its intrinsic value.

     The Portfolio is non-diversified, which means that the Portfolio may have fewer investments than diversified mutual funds of comparable size.

[Right side:]

Primary Risks:


     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 3, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


         Market risk

         Market capitalization risk

         Investment style risk

     In addition, because the Portfolio may invest in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

Past Performance:


     The Portfolio commenced operations on April 30, 2002. As a result, it does not have a significant operating history. For performance information for the period ended December 31, 2002, see "Financial Highlights" on page 165. For information on Third
Avenue Management LLC's prior performance with a comparable fund, see page 107.


[SIDE BAR:

         Portfolio Management:


         Third Avenue Management LLC
         see page 106]


Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expenses and expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

          Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



                  ---------------------------------- ---------------------- ------------------------

                                                            Class A                 Class B

                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------



                 Management Fee                             0.75%                   0.75%
                  ==============                             =====                   =====

                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------

                  12b-1 Fees                                 None                    0.25%

                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------

                  Other Expenses                             1.32%                   0.69%
                  ==============                             =====                   =====

                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------

                  Total Annual Portfolio Operating           2.07%                   1.69%
                  =================================          =====                   =====
                  Expenses Before Expense Waiver/
                  ===============================
                  Reimbursement
                  =============

                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------

                  Contractual Expense Waiver/                1.07%                   0.44%
                  ============================               =====                   =====
                  Reimbursement*
                  ==============

                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------

                  Total Annual Portfolio Operating           1.00%                   1.25%
                  =================================          =====                   =====
                  Expenses After Expense Waiver/
                  ==============================
                  Reimbursement
                  =============

                  ---------------------------------- ---------------------- ------------------------


          * The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 1.00% and 1.25%, respectively, for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.


Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses


---------------------------------------------------------------------

                            Class A           Class B

---------------------------------------------------------------------
---------------------------------------------------------------------

1 Year                       $103              $128
======                       ====              ====

---------------------------------------------------------------------
---------------------------------------------------------------------

3 Years                      $550              $493
=======                      ====              ====

---------------------------------------------------------------------
---------------------------------------------------------------------

5 Years                     $1,024             $883
=======                     ======             ====

---------------------------------------------------------------------
---------------------------------------------------------------------

10 Years                    $2,333            $1,973
========                    ======            ======

---------------------------------------------------------------------


         Primary Risks of Investing in the Portfolios



     One or more of the following primary risks may apply to your Portfolio. Please see the Investment Summary for your particular Portfolio to determine which risks apply and for a discussion of other risks that may apply to the Portfolio. Please note that there are many other circumstances that could adversely affect your investment and prevent a Portfolio from its objective, which are not described here.

Market Risk

     A Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by a Portfolio's Adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Portfolio could also miss attractive investment opportunities if its Adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the Adviser overweights fixed income markets or industries where there are significant declines.


     Stocks purchased in initial public offerings (IPOs) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio's shares.


Interest Rate Risk

     The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If your Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

     Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

Credit Risk

          The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

High Yield Debt Security Risk

     High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A Portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a Portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a Portfolio's Adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

     You should understand that high yield securities are not generally meant for short-term investing. When a Portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

Foreign Investment Risk

     Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

     These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

     Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

     Foreign   companies  may  not  be  subject  to   accounting   standards  or
governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

     Foreign markets may be less liquid and more volatile than U.S. markets.

     Foreign securities often trade in currencies other than the U.S. dollar, and a Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Portfolio's foreign currency or securities holdings.

     Costs  of  buying,  selling  and  holding  foreign  securities,   including
brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Market Capitalization Risk

     Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

     Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other funds that employ a different investment style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

         Additional Investment Strategies


     In addition to the principal investment strategies discussed in each individual Portfolio's Investment Summary, a Portfolio, as indicated in the chart below, may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. The SAI provides a more detailed discussion of certain of these and other securities and indicates if a Portfolio is subject to any limitations with respect to a particular investment strategy. These strategies and techniques may involve risks. Although a Portfolio that is not identified below in connection with a particular strategy or technique generally has the ability to engage in such a transaction, its Adviser currently intends to invest little, if any, of the Portfolio's assets in that strategy or technique. (Please note that some of these strategies may be a principal investment strategy for a particular Portfolio and consequently are also described in that Portfolio's Investment Summary.) The Portfolios are not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus.





---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------

                       Met/AIM    Met/AIM   Harris     Janus     Lord        Lord       MFS
                                            =======
                       Mid Cap    Small     Oakmark    AggressiveAbbett       Abbett    Research
                                            ========
                       Core       Cap       InternationGrowth       Bond     Growth     International
                                            ===========
                       Equity     Growth    Portfolio  Portfolio Debenture      and     Portfolio
                                            =========
                       Portfolio  Portfolio                      Portfolio    Income

                                                                             Portfolio
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
Brady Bonds
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
Collateralized                                                       X
Mortgage Obligations

---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------

Convertible                X         X                    X          X           X          X
                                                                                 =

Securities
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------

Depositary Receipts        X         X          X         X          X           X          X
                                                =                    =

                       ---------- --------- ---------- --------- ----------- ---------- -----------
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
Derivatives:
Options                    X         X                    X                                 X
Futures                    X         X                                                      X
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
Direct Participation
in Corporate Loans
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------

Dollar Roll                                     X
                                                =
Transactions

---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------

Foreign Currency                                X         X                                 X
                                                =
Transactions

---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
Foreign Debt                                              X          X                      X
Securities
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------

Foreign Equity             X         X          X         X                      X          X
                                                =

Securities
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------

Forward Commitments,                                      X          X                      X
                                                                     =
When-Issued and
Delayed Delivery
Securities


---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
High Quality               X         X                    X          X                      X

Short-Term Debt
Obligations
including Bankers'
Acceptances,
Commercial Paper
and Certificates of
Deposit issued or
guaranteed by Bank

Holding Companies in
the U.S., their
Subsidiaries and
Foreign Branches or
of the World Bank;
Variable Amount
Master Demand Notes
and Variable Rate
Notes issued by U.S.
and Foreign
Corporations
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
High Yield/High Risk                                      X          X
Debt Securities

---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
Hybrid Instruments                                        X
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
Illiquid  and                                             X                                 X
Restricted Securities
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
Indexed Securities                                        X                                 X
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
Interest Rate
Transactions

---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
Investment Grade                                          X          X                      X
Debt Securities

---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------

Investments in Other                            X         X                                 X
                                                =

Investment Companies
including Passive
Foreign Investment
Companies

---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
Mortgage-backed                                                      X                      X
Securities,
including GNMA
Certificates,
Mortgage-backed Bonds

---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
Municipal Securities
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
Non-mortgage
Asset-backed
Securities

---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
PIK (pay-in-kind)                                         X          X
Debt Securities and
Zero-Coupon Bonds

---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------

Preferred Stocks           X         X                    X          X           X          X
                                                                                 =

---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
Real Estate                X         X                    X                                 X
Investment Trusts
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------

Repurchase                                      X                    X           X
                                                =

Agreements
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
Reverse Repurchase                                                   X           X
Agreements
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------

Rights and Warrants                             X         X          X           X          X
                                                =                    =           =

---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------

Securities Loans           X         X          X         X          X           X          X
                                                =

---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
Short Sales                                                                                 X
(Against the Box)
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
---------------------- ---------- --------- ---------- --------- ---------- ----------- ----------

Structured Notes

---------------------- ---------- --------- ---------- --------- ---------- ----------- ----------
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------
U.S. Government            X         X                    X          X                      X
Securities
---------------------- ---------- --------- ---------- --------- ----------- ---------- -----------



------------- --------- --------- --------- -------- --------- -------- --------

Oppenheimer   PIMCO     PIMCO     PIMCO     PIMCO    Met/PutnamT.      Third
                                            ======              ===
  Capital     Money     Total     InnovationInflationResearch  Rowe     Avenue
                                            =========          =====
Appreciation  Market    Return    Portfolio ProtectedPortfolio Price    Small
                                            =========          ======
 Portfolio    Portfolio Portfolio           Bond               Mid-Cap  Cap
                                            =====              ========
                                            Portfolio          Growth   Value

                                                               PortfolioPortfolio
------------- --------- --------- --------- -------- --------- -------- --------

------------- --------- --------- --------- -------- --------- -------- --------


                           X                   X
                                               =

------------- --------- --------- --------- -------- --------- -------- --------
------------- --------- --------- --------- -------- --------- -------- --------

     X           X         X                   X                           X
                                               =

------------- --------- --------- --------- -------- --------- -------- --------
------------- --------- --------- --------- -------- --------- -------- --------
     X                                                  X         X        X
------------- --------- --------- --------- -------- --------- -------- --------
------------- --------- --------- --------- -------- --------- -------- --------
     X                               X                  X         X        X
------------- --------- --------- --------- -------- --------- -------- --------
------------- --------- --------- --------- -------- --------- -------- --------


                           X         X         X        X         X
                                               =
                           X                   X                  X
                                               =

------------- --------- --------- --------- -------- --------- -------- --------

                           X

------------- --------- --------- --------- -------- --------- -------- --------
------------- --------- --------- --------- -------- --------- -------- --------

                           X                   X
                                               =

------------- --------- --------- --------- -------- --------- -------- --------
------------- --------- --------- --------- -------- --------- -------- --------

                           X                   X                  X        X
                                               =

------------- --------- --------- --------- -------- --------- -------- --------
------------- --------- --------- --------- -------- --------- -------- --------

                           X                   X                  X
                                               =

------------- --------- --------- --------- -------- --------- -------- --------
------------- --------- --------- --------- -------- --------- -------- --------
     X                               X                  X         X        X
------------- --------- --------- --------- -------- --------- -------- --------
------------- --------- --------- --------- -------- --------- -------- --------

                           X                   X        X         X
                                               =

------------- --------- --------- --------- -------- --------- -------- --------
------------- --------- --------- --------- -------- --------- -------- --------

     X           X         X                   X        X         X
                                               =

------------- --------- --------- --------- -------- --------- -------- --------
------------- --------- --------- --------- -------- --------- -------- --------

                           X                   X
                                               =

------------- --------- --------- --------- -------- --------- -------- --------
------------- --------- --------- --------- -------- --------- -------- --------

                                               X                  X
                                               =

------------- --------- --------- --------- -------- --------- -------- --------
------------- --------- --------- --------- -------- --------- -------- --------

     X                     X                   X                  X        X
                                               =

------------- --------- --------- --------- -------- --------- -------- --------
------------- --------- --------- --------- -------- --------- -------- --------

                                     X         X
                                               =

------------- --------- --------- --------- -------- --------- -------- --------
------------- --------- --------- --------- -------- --------- -------- --------

                           X                   X
                                               =

------------- --------- --------- --------- -------- --------- -------- --------
------------- --------- --------- --------- -------- --------- -------- --------

                 X         X                   X                  X
                                               =

------------- --------- --------- --------- -------- --------- -------- --------
------------- --------- --------- --------- -------- --------- -------- --------

                                               X                  X        X
                                               =

------------- --------- --------- --------- -------- --------- -------- --------
------------- --------- --------- --------- -------- --------- -------- --------

                 X         X                   X                           X
                                               =

------------- --------- --------- --------- -------- --------- -------- --------
------------- --------- --------- --------- -------- --------- -------- --------

                           X                   X
                                               =

------------- --------- --------- --------- -------- --------- -------- --------
------------- --------- --------- --------- -------- --------- -------- --------

                           X                   X
                                               =

------------- --------- --------- --------- -------- --------- -------- --------
------------- --------- --------- --------- -------- --------- -------- --------

                           X                   X                  X
                                               =                  =

------------- --------- --------- --------- -------- --------- -------- --------
------------- --------- --------- --------- -------- --------- -------- --------
     X                                                  X         X        X
------------- --------- --------- --------- -------- --------- -------- --------
------------- --------- --------- --------- -------- --------- -------- --------
     X                                                  X         X        X
------------- --------- --------- --------- -------- --------- -------- --------
------------- --------- --------- --------- -------- --------- -------- --------

     X           X         X         X         X        X         X        X
                                               =

------------- --------- --------- --------- -------- --------- -------- --------
------------- --------- --------- --------- -------- --------- -------- --------

                           X                   X                          X
                                               =

------------- --------- --------- --------- -------- --------- -------- --------
------------- --------- --------- --------- -------- --------- -------- --------
                                                                  X
------------- --------- --------- --------- -------- --------- -------- --------
------------- --------- --------- --------- -------- --------- -------- --------

     X                     X         X         X        X         X        X
                                               =

------------- --------- --------- --------- -------- --------- -------- --------
------------- --------- --------- --------- -------- --------- -------- --------

                           X                   X
                                               =

------------- --------- --------- --------- -------- --------- -------- --------
------------- --------- -------- ---------- -------- -------- --------- --------

                                               X                 X

------------- --------- -------- ---------- -------- -------- --------- --------
------------- --------- --------- --------- -------- --------- -------- --------

     X           X         X                   X        X         X        X
                                               =

------------- --------- --------- --------- -------- --------- -------- --------


     Brady Bonds. Brady Bonds are collateralized or uncollateralized fixed income securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady Bonds have been issued only recently and, accordingly do not have a long payment history. These securities are subject to credit risk and interest rate risk.


     Collateralized Mortgage Obligations (CMOs). CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs may be issued or guaranteed by the U.S. Government or its agencies or instrumentalities or collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality or may be non-U.S. Government guaranteed.


     CMOs carry general fixed income securities risks, such as credit risk and interest rate risk, and risks associated with mortgage-backed securities, including prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, an Adviser may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.


     Convertible Securities. Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

     Traditionally, convertible securities have paid dividends or interest rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. These securities are also subject to market risk, interest rate risk and credit risk.

     Depositary Receipts. Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

These instruments are subject to market risk and foreign investment risk.

     Derivatives. Derivatives are used to limit risk in a Portfolio or to enhance investment return, and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

     Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

     Futures are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date.

     Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time.

     Derivatives may be used to hedge against an opposite position that a Portfolio holds. Any loss generated by the derivatives should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or result in losses or missed opportunities. In addition, derivatives that are used for hedging the Portfolio in specific securities may not fully offset the underlying positions. The counterparty to a derivatives contract also could default. Derivatives that involve leverage could magnify losses.

     Derivatives may also be used to maintain a Portfolio's exposure to the market, manage cash flows or to attempt to increase income. Using derivatives for purposes other than hedging is speculative and involves greater risks. In many foreign countries, futures and options markets do not exist or are not sufficiently developed to be effectively used by a Portfolio that invests in foreign securities.

     Direct Participation in Corporate Loans. By purchasing a loan, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

     The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

     Dollar Roll Transactions. Dollar roll transactions are comprised of the sale by the Portfolio of mortgage-based or other fixed income securities, together with a commitment to purchase similar, but not identical, securities at a future date. In addition, the Portfolio is paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Portfolio to buy a security. Dollar roll transactions are treated as borrowings for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), and the aggregate of such transactions and all other borrowings of the Portfolio (including reverse repurchase agreements) will be subject to the requirement that the Portfolio maintain asset coverage of 300% for all borrowings.

     If the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Portfolio is required to repurchase may be worth less than the security that the Portfolio originally held; and the return earned by the Portfolio with the proceeds of a dollar roll may not exceed transaction costs.

     Foreign Currency Transactions. Foreign currency transactions are entered into for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency transactions include the purchase of foreign currency on a spot (or cash) basis, contracts to purchase or sell foreign currencies at a future date (forward contracts), the purchase and sale of foreign currency futures contracts, and the purchase of exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

     These hedging transactions do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time.

     Foreign currency exchange rates may fluctuate significantly over short periods of time. A forward foreign currency exchange contract reduces the Portfolio's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currency will limit any potential gain which might be realized by the Portfolio if the value of the hedged currency increases. In the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts also involve the risk that the party with which the Portfolio enters the contract may fail to perform its obligations to the Portfolio. The purchase and sale of foreign currency futures contracts and the purchase of call and put options on foreign currency futures contracts and on foreign currencies involve certain risks associated with derivatives.

     Foreign Debt Securities. Foreign debt securities are issued by foreign corporations and governments. They may include Eurodollar obligations and Yankee bonds.

     Foreign debt securities are subject to foreign investment risk, credit risk and interest rate risk. Securities in developing countries are also subject to the additional risks associated with emerging markets.

     Foreign Equity Securities. Foreign equity securities are subject to foreign investment risk in addition to the risks applicable to domestic equity securities, such as market risk.

     Forward Commitments, When-Issued and Delayed Delivery Securities. Forward commitments, when-issued and delayed delivery securities generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolios do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.


     High Quality Short-Term Debt Obligations including Bankers' Acceptances, Commercial Paper and Certificates of Deposit issued or guaranteed by Bank Holding Companies in the U.S., their Subsidiaries and Foreign Branches or of the World Bank; Variable Amount Master Demand Notes and Variable Rate Notes issued by U.S. and Foreign Corporations.


     Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.





     Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

These instruments are subject to credit risk, interest rate risk and foreign investment risk.

     High Yield/High Risk Debt Securities. High yield/high risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's Ratings Services ("S&P") and Ba or lower by Moody's Investors Service, Inc. ("Moody's")). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds," and "junk bonds."

     High yield/high risk debt securities are subject to high yield debt security risk as described in "Primary Risks of Investing in the Portfolios" above.


     Hybrid Instruments. Hybrid instruments are a form of a derivative and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. They are often indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity security index. Examples of hybrid instruments include debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time or preferred stock with dividend rates determined by reference to the value of a currency.


     Hybrids may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of the instrument could be zero. Hybrids can have volatile prices and limited liquidity and their use by the Portfolio may not be successful.

     Illiquid and Restricted Securities. Each Portfolio may invest a portion of its assets in restricted and illiquid securities, which are investments that the Portfolio cannot easily resell within seven days at current value or that have contractual or legal restriction on resale. Restricted securities include those which are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and are purchased directly from the issuer or in the secondary market (private placements).

     If the Portfolio buys restricted or illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value or could have difficulty valuing these holdings precisely.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Indexed Securities. A Portfolio may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of, or interest on, the instrument.

     Interest Rate Transactions. Interest rate transactions are hedging transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. They are used by a Portfolio in an attempt to protect the value of its investments from interest rate fluctuations. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser to the Portfolio enters into these transactions on behalf of the Portfolio primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio will not sell interest rate caps or floors that it does not own.

     There is the risk that the Adviser may incorrectly predict the direction of interest rates resulting in losses to the Portfolio.

     Investment Grade Debt Securities. Investment grade debt securities are securities rated in one of the four highest rating categories by S&P, Moody's or other nationally recognized rating agency. These securities are subject to interest rate risk and credit risk. Securities rated in the fourth investment category by a nationally recognized rating agency (e.g. BBB by S&P and Baa by Moody's) may have speculative characteristics.

     Investments in Other Investment Companies including Passive Foreign Investment Companies. When the Portfolio invests in another investment company, it must bear the management and other fees of the investment company, in addition to its own expenses. As a result, the Portfolio may be exposed to duplicate expenses which could lower its value. Investments in passive foreign investment companies also are subject to foreign investment risk.

     Passive foreign investment companies are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, royalties, rent, and annuities.

     Mortgage-backed Securities, including GNMA Certificates, Mortgage-backed Bonds and Stripped Mortgage-backed Securities. Mortgage-backed securities include securities backed by Ginnie Mae and Fannie Mae as well as by private issuers. These securities represent collections (pools) of commercial and residential mortgages. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

     These securities carry general fixed income security risks, such as credit risk and interest rate risk, as well as prepayment risk.

     Municipal Securities. Municipal securities are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income tax. These securities are subject to interest rate risk and credit risk.

     Non-mortgage Asset-backed Securities. Non-mortgage asset-backed securities include equipment trust certificates and interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. This means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

     The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates, and like other fixed income investments, the ability of the Portfolio to successfully use these instruments may depend in part upon the ability of an Adviser to forecast interest rates and other economic factors correctly.

     PIK (pay-in-kind) Debt Securities and Zero-Coupon Bonds. PIK debt securities are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

     Zero-coupon bonds are bonds that provide for no current interest payment and are sold at a discount. These investments pay no interest in cash to its holder during its life and usually trade at a deep discount from their face or par value. These investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Portfolio will accrue income on such investments for tax accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

         These securities are subject to credit risk and interest rate risk.

     Preferred Stocks. Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

     Preferred stocks are subject to market risk. In addition, because preferred stocks pay fixed dividends, an increase in interest rates may cause the price of a preferred stock to fall.

     Real Estate Investment Trusts. Real estate investment trusts ("REITs") are entities which invest in commercial and other real estate properties. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

     Repurchase Agreements. Repurchase agreements involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash.

     Repurchase agreements involve credit risk, i.e., the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

     Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time.

     Reverse repurchase agreements will be used primarily to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes. Reverse repurchase agreements are considered a form of borrowing by the Portfolio and, therefore, are a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.

     Rights and Warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.

     Securities Loans. For purposes of realizing additional income, a Portfolio may lend securities to broker-dealers or institutional investors approved by the Board of Trustees. All securities loans will be made pursuant to agreement requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolio an amount equal to any dividends or interest received on loaned securities. The Portfolio retains all or a portion of the interest received on investment of cash collected or receives a fee from the borrower.

     The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

     Short Sales. Short sales are sales of securities that the seller does not own. The seller must borrow the securities to make delivery to the buyer. A short sale may be uncollateralized or against-the-box. A short sale is "against-the-box" if at all times when the short position is open, the seller owns an equal amount of the securities sold short or securities convertible into, or exchanged without further consideration for, securities of the same issue as the securities sold short.

     The price of securities purchased to replace borrowed securities sold short may be greater than proceeds received in the short sale resulting in a loss to the Portfolio.


     Structured Notes. A form of hybrid investment, structured notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated for the purpose of restructuring the investment characteristics of debt obligations. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.

     Structured notes are also subject to credit risk and interest rate risk and can have volatile prices.


     U.S. Government Securities. U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit, like Treasury bills and GNMA certificates. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government-sponsored entities, like bonds and notes issued by the Federal Home Loan Bank, Fannie Mae, and Sallie Mae. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

     U.S. Government securities are subject to interest rate risk. Credit risk is remote.

Defensive Investments

     Under adverse market or economic conditions, a Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with a Portfolio's principal investment strategy. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objective.

Portfolio Turnover


     The Portfolios' Advisers will sell a security when they believe it is appropriate to do so, regardless of how long a Portfolio has owned that security. Buying and selling securities generally involves some expense to a Portfolio, such as commissions paid to brokers and other transaction costs. Generally speaking, the higher a Portfolio's annual portfolio turnover rate, the greater its brokerage costs. Increased brokerage costs may adversely affect a Portfolio's performance. The Portfolios, with the exception of Janus Aggressive Growth Portfolio, MFS Research International Portfolio, PIMCO Money Market Portfolio, PIMCO Total Return Portfolio, PIMCO Innovation Portfolio, PIMCO Inflation Protected Bond Portfolio and Met/Putnam Research Portfolio, generally intend to purchase securities for long-term investment and therefore will have a relatively low turnover rate. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolios. Janus Aggressive
Growth Portfolio, MFS Research International Portfolio, PIMCO Money Market Portfolio, PIMCO Total Return Portfolio, PIMCO Innovation Portfolio, PIMCO Inflation Protected Bond Portfolio and Met/Putnam Research Portfolio generally will have annual turnover rates of 100% or more.


Downgrades in Fixed Income Debt Securities

     Unless required by applicable law, the Portfolios are not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after a Portfolio purchases the security.

         Management

     The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager and Advisers are expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolios' assets by the Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

         The Manager


     Met Investors Advisory LLC (the "Manager"), 22 Corporate Plaza Drive, Newport Beach, California 92660, has overall responsibility for the general management and administration of all of the Portfolios. The Manager selects and pays the fees of the Advisers for each of the Trust's Portfolios and monitors each Adviser's investment program. The Manager is an affiliate of Metropolitan Life Insurance Company.


     As compensation for its services to the Portfolios, the Manager receives monthly compensation at an annual rate of a percentage of' the average daily net assets of each Portfolio. The advisory fees for each Portfolio are:

-------------------------------------------------------------- ----------------------------------------------------------
Portfolio                                                      Advisory Fee
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------

Met/AIM Mid Cap Core Equity Portfolio                          0.75%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Met/AIM Small Cap Growth Portfolio                             0.90%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------

Harris Oakmark International Portfolio                         0.85%

-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Janus Aggressive Growth Portfolio                              0.80% of first $100 million of such assets plus 0.75% of
                                                               such assets over $100 million up to $500 million plus
                                                               0.70% of such assets over $500 million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord Abbett Bond Debenture Portfolio                           0.60%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------

Lord Abbett Growth and Income Portfolio                        0.60% of first $800 million of such assets plus 0.55% of
                                                               such assets over $800 million up to $1.5 billion plus
                                                               0.45% of such assets over $1.5 billion

-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------



-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
MFS Research International Portfolio                           0.80% of first $200 million of such assets plus 0.75% of
                                                               such assets over $200 million up to $500 million plus
                                                               0.70% of such assets over $500 million up to $1 billion
                                                               plus 0.65% of such assets over $1 billion
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Oppenheimer Capital Appreciation Portfolio                     0.65% of first $150 million of such assets plus 0.625%
                                                               of such assets over $150 million up to $300 million plus
                                                               0.60% of such assets over $300 million up to $500
                                                               million plus 0.55% of such assets over $500 million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
PIMCO Money Market Portfolio                                   0.40%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
PIMCO Total Return Portfolio                                   0.50%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------

PIMCO Innovation Portfolio                                     0.95%
                                                                ====

-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------

PIMCO Inflation Protected Bond Portfolio                       0.50%

-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------

Met/Putnam Research Portfolio                                  0.80% of first $250 million of such assets plus 0.70%
                                                               of such assets over $250 million

-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------

T. Rowe Price Mid-Cap Growth Portfolio                        0.75%

-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Third Avenue Small Cap Value Portfolio                         0.75%
-------------------------------------------------------------- ----------------------------------------------------------


Expense Limitation Agreement


     In the interest of limiting expenses of certain Portfolios until April 30, 2004, the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolios set forth below other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios:


Expense Limitation Provisions

----------------------------------------- ---------------------------------
                                          Total Expenses Limited to (% of
Portfolios                                       daily net assets)
----------------------------------------- ---------------------------------

Met/AIM Mid Cap Core Equity                            0.95%
                                                        ====
Met/AIM Small Cap Growth                               1.05%
Harris Oakmark International                           1.20%
============================                           =====
Janus Aggressive Growth                                0.90%
                                                        ====
Lord Abbett Bond Debenture                             0.75%
                                                        ====


MFS Research International                             1.10%
                                                        ====
Oppenheimer Capital Appreciation                       0.75%


PIMCO Innovation                                       1.10%
PIMCO Inflation Protected Bond                         0.70%
==============================                         =====
Met/Putnam Research                                    0.90%
                                                        ====
T. Rowe Price Mid-Cap Growth                          0.95%
 ============================                           ===
Third Avenue Small Cap Value                           1.00%
                                                        ====


     Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by a Portfolio will be made unless:
(i) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees.


     The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

          The Advisers

          Under the terms of the agreements between each Adviser and the Manager, the Adviser will develop a plan for investing the assets of each Portfolio, select the assets to be purchased and sold by each Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. Each Adviser follows the investment policies set by the Manager and the Board of Trustees for each of the Portfolios. Day-to-day management of the investments in each Portfolio is the responsibility of the Adviser's portfolio managers. The portfolio managers of each Portfolio are indicated below following a brief description of each Adviser.

          The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new Adviser that normally is provided in a proxy statement.

          The Manager pays each Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to each of the Advisers.

A I M CAPITAL MANAGEMENT, INC. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas ^77046, is the Adviser to the Met/AIM Mid Cap Core Equity and Met/AIM
Small Cap Growth Portfolios of the Trust. AIM has acted as an investment ^adviser since its organization in 1986. Today, AIM, together with its affiliates, advises or manages over ^190 investment portfolios, including the Portfolios, encompassing a broad range of investment objectives. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC, London, England. Total net assets under the management of AIM and its affiliates was approximately $^124 billion as of December 31, ^2002.

Met/AIM Mid Cap Core Equity Portfolio

          The Adviser uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the Portfolio are:


          Ronald S. Sloan, Senior Portfolio Manager, has been responsible for the AIM Mid Cap Core Equity Fund since 1998 and has been associated with the Adviser and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

          David Pointer, Portfolio Manager, has been responsible for the AIM Mid Cap Core Equity Fund since 2003 and has been associated with the Adviser and/or its affiliates since 1999. From 1997 to 1999, Mr. Pointer was a full time student.



PRIOR EXPERIENCE WITH A COMPARABLE FUND

     The Met/AIM Mid Cap Core Equity Portfolio and the AIM Mid Cap Core Equity Fund, which is advised by an affiliate of AIM with the same investment management team, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in October 2001, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of AIM, performance information regarding the AIM Mid Cap Core Equity Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of AIM Mid Cap Core Equity Fund and the Portfolio will vary.


     The table below compares the AIM Mid Cap Core Equity Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/02 with the Russell Midcap Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

     Please note that the AIM Mid Cap Core Equity Fund has in the past participated in the IPO market, and a significant portion of the Fund's returns were attributable to its investments in IPOs, which had a magnified impact due to the Fund's small asset base. As the Fund's assets grow, it is probable that the effect of the Fund's investments in IPOs on its total returns will decline, which could reduce the Fund's total returns.




-------------------------------------------------- ---------------------------------------------------------

                                                         Average Annual Total Return as of 12/31/02

-------------------------------------------------- ---------------------------------------------------------
-------------------------------------------------- ------------------ ------------------ -------------------
                                                        1 Year             5 Year             10 Year
-------------------------------------------------- ------------------ ------------------ -------------------
-------------------------------------------------- ------------------ ------------------ -------------------




AIM Mid Cap Core Equity Fund--                         -15.99%            5.57%             10.32%
                                                        =======             =====              ===
Class A shares (with sales charge)

-------------------------------------------------- ------------------ ------------------ -------------------
-------------------------------------------------- ------------------ ------------------ -------------------

AIM Mid Cap Core Equity Fund--                         -11.09%            6.77%             10.95%
                                                        =======             =====              ===
Class A shares (without sales charge)

-------------------------------------------------- ------------------ ------------------ -------------------
-------------------------------------------------- ------------------ ------------------ -------------------

Russell Midcap Index                                   -16.19%            2.19%              9.92%
                                                        =======             =====               ==

-------------------------------------------------- ------------------ ------------------ -------------------


Met/AIM Small Cap Growth Portfolio


     The Adviser uses a team approach to investment management. The individual member of the team who is primarily responsible for the day-to-day management of the Portfolio is:



     Ryan E. Crane, Portfolio Manager, has been responsible for the AIM Small Cap Growth Fund since 1999 and has been associated with the Adviser and/or its affiliates since 1994.





PRIOR PERFORMANCE WITH A COMPARABLE FUND

     The Met/AIM Small Cap Growth Portfolio and the AIM Small Cap Growth Fund, which is advised by an affiliate of AIM with the same investment management team, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in October 2001, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of AIM, performance information regarding the AIM Small Cap Growth Fund is presented. Management fees paid by the AIM Small Cap Growth Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the AIM Small Cap Growth Fund, the average annual return during the periods would be lower than the numbers set forth below. This result assumes that the current management fee paid by the AIM Small Cap Growth Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of AIM Small Cap Growth Fund and the Portfolio will vary.


     The table below compares the AIM Small Cap Growth Fund's average annual compounded total returns for the 1- and 5- year periods and since inception on 10/18/95 through 12/31/02 with the Russell 2000 Index and the Russell 2000 Growth Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.




-------------------------------------------------- -------------------------------------------------------------------

                                                              Average Annual Total Return as of 12/31/02

-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
                                                          1 Year                 5 Year            Since Inception
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------



AIM Small Cap Growth Fund -                              -31.96%                6.45%                 9.04%
                                                          =======                 =====                  ==
Class A shares (with sales charge)

-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------

AIM Small Cap Growth Fund -                              -28.01%                7.66%                 9.91%
                                                          =======                 =====                  ==
Class A shares (without sales charge)

-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------

Russell 2000 Index                                       -20.48%                -1.36%               7.18%*
                                                          =======                 ======                ===

-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------

Russell 2000 Growth Index                                 -30.26%                -6.59%                -0.66%*
=========================                                 =======                ======                =======

-------------------------------------------------- ---------------------- ---------------------- ---------------------

         *Index performance is from 10/31/95.




HARRIS ASSOCIATES L.P. ("Harris"), Two North Lasalle Street, Suite 500, Chicago, Illinois 60602, is the Adviser to the Harris Oakmark International Portfolio of the Trust. Harris is a Delaware limited partnership organized in 1995. The general partnership interest in Harris is owned by Harris Associates Inc., which in turn is a wholly-owned subsidiary of Paris-based CDC IXIS Management Holdings, LLC. Together with its predecessor, Harris has managed mutual funds since 1970 and manages more than $30 billion of assets as of December 31, 2002.





     David G. Herro, C.F.A., and Michael J. Welsh, C.F.A., manage the Portfolio. Mr. Herro joined Harris in 1992 as a portfolio manager and analyst. Mr. Welsh joined Harris in 1992 as an international analyst.


PRIOR EXPERIENCE WITH COMPARABLE FUND
       ==========

          The Harris Oakmark International Portfolio and the Oakmark International Fund, which is also advised by Harris, have substantially similar investment objectives, policies and strategies. Harris began managing the Portfolio on January 1, 2003. In order to provide you with information regarding the investment capabilities of Harris, performance information regarding the Oakmark International Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Oakmark International Fund and the Portfolio will vary.

          The table below compares the Oakmark International Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/02 with the Morgan Stanley Capital International World ex U.S. Index, an unmanaged index which includes countries throughout the world, excluding the U.S. and Canada, in proportion to world stock market capitalization. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.


-------------------------------------------------- -------------------------------------------------------------------

                                                              Average Annual Total Return as of 12/31/02

-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------

                                                          1 Year                5 Year               10 Year
                                                                                 =  ====               =====

-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------



Oakmark International Fund - Class I shares              -8.46%                4.85%                 9.75%
 ===========================================               ======                 =====                 ==

-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------

MSCI World ex U.S. Index                                -15.80%                -2.72%                4.17%
 ==================                                       =======                 ======                ==

-------------------------------------------------- ---------------------- ---------------------- ---------------------



     JANUS CAPITAL MANAGEMENT LLC ("Janus"), 100 Fillmore Street, Denver, Colorado 80206, is the Adviser to the Janus Aggressive Growth Portfolio of the Trust. Janus began serving as an investment adviser in 1969 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus is a subsidiary of Janus Capital Group Inc. As of December 31, 2002, Janus managed approximately $138 billion in assets.

          Claire Young, CFA, Vice President of the Adviser. Ms. Young has been the portfolio manager of the Janus Olympus Fund since August, 1997. Ms. Young joined Janus in January, 1992.


PRIOR EXPERIENCE WITH COMPARABLE FUND

          The Janus Aggressive Growth Portfolio and the Janus Olympus Fund, which is also advised by Janus, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of Janus, performance information regarding the Janus Olympus Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Janus Olympus Fund and the Portfolio will vary.


          The table below compares the Janus Olympus Fund's average annual compounded total returns for the 1- and 5- year periods and since inception on 12/29/95 through 12/31/02 with the S&P 500 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.


-------------------------------------------------- -------------------------------------------------------------------

                                                              Average Annual Total Return as of 12/31/02

-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
                                                          1 Year                 5 Year            Since Inception
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------


Janus Olympus Fund                                       -28.19%                3.74%                 9.20%
                                                          =======                 =====                  ==

-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------

S&P 500 Index                                            -22.10%                -0.59%               6.87%*
                                                          =======                 ======                ===

-------------------------------------------------- ---------------------- ---------------------- ---------------------

         *  Index information is from 1/01/96.

          LORD, ABBETT & CO. LLC ("Lord Abbett"), 90 Hudson Street, Jersey City, New Jersey 07302, is the Adviser to the Lord Abbett Bond Debenture and Lord Abbett Growth and Income Portfolios of the Trust. Lord Abbett has been an investment manager for 70 years and as of December 31, 2002 managed approximately $48.2 billion in a family of mutual funds and other advisory accounts.


Lord Abbett Bond Debenture Portfolio


          Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Christopher J. Towle, Partner of Lord Abbett, heads the team. Mr. Towle has been with Lord Abbett since 1988. ===== ==



Lord Abbett Growth and Income Portfolio


          Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. The portfolio management team is headed by Robert G. Morris, W. Thomas Hudson and Eli Salzman. Messrs. Morris, Hudson = and Salzman, Partners of Lord Abbett, have been with Lord Abbett for more than five years.
          ===========




          MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS"), 500 Boylston Street, Boston, Massachusetts 02116, is the Adviser to the MFS Research International Portfolio of the Trust. MFS is America's oldest mutual fund organization. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $112.5 billion as of December 31, 2002.




         The Portfolio is managed by a team of equity research analysts.

PRIOR EXPERIENCE WITH COMPARABLE FUND

          The  MFS  Research  International   Portfolio  and  the  MFS  Research
     International Fund, which is also advised by MFS, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have a significant operating history. In order to provide you with information regarding investment capabilities of MFS, performance information regarding the MFS Research International Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of MFS Research International Fund and the Portfolio will vary.


          The table below compares the MFS Research International Fund's average annual compounded total returns for the 1- and 5- year periods and since inception on 1/2/97 through 12/31/02 with the MSCI EAFE Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



-------------------------------------------------- -------------------------------------------------------------------

                                                              Average Annual Total Return as of 12/31/02

-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
                                                          1 Year                 5 Year            Since Inception
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------



MFS Research International Fund -                        -12.11%                2.41%                 2.41%
                                                          =======                 =====                  ==
Class A shares (with sales charge)

-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------

MFS Research International Fund -                        -10.55%                4.20%                 4.20%
                                                          =======                 =====                  ==
Class A shares (without sales charge)

-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------

MSCI EAFE Index                                          -17.52%                -4.33%               -4.33%
                                                          =======                 ======                ===

-------------------------------------------------- ---------------------- ---------------------- ---------------------



OPPENHEIMERFUNDS, INC., ("Oppenheimer") 498 Seventh Avenue, New York, New York 10018, is the Adviser to the Oppenheimer Capital Appreciation Portfolio of the Trust. Oppenheimer has been an investment adviser since January 1960. Oppenheimer (including affiliates) managed more than $124 billion in assets as of December 31, 2002, including other Oppenheimer funds with more than 5 million shareholder accounts.


          Jane  Putnam,  Vice  President  and  Manager.   Ms.  Putnam  has  been
     associated with Oppenheimer as a portfolio manager since July 1995.

PRIOR EXPERIENCE WITH COMPARABLE FUND

          The Oppenheimer Capital Appreciation Portfolio and the Oppenheimer Capital Appreciation Fund, which is also advised by Oppenheimer, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of Oppenheimer, performance information regarding the Oppenheimer Capital Appreciation Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Oppenheimer Capital Appreciation Fund and the Portfolio will vary.


          The table below compares the Oppenheimer Capital Appreciation Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/02 with the S&P 500 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



---------------------------------------------------- -----------------------------------------------------------------

                                                               Average Annual Total Return as of 12/31/02

---------------------------------------------------- -----------------------------------------------------------------
---------------------------------------------------- --------------------- ---------------------- --------------------
                                                            1 Year                5 Year                10 Year

---------------------------------------------------- --------------------- ---------------------- --------------------
---------------------------------------------------- --------------------- ---------------------- --------------------


Oppenheimer Capital Appreciation Fund - Class A            -30.50%               1.09%                9.16%
                                                            =======                =====                 ==
shares (with sales charge)

---------------------------------------------------- --------------------- ---------------------- --------------------
---------------------------------------------------- --------------------- ---------------------- --------------------

Oppenheimer Capital Appreciation Fund - Class A            -26.26%               2.29%                9.81%
                                                            =======                =====                 ==
shares (without sales charge)

---------------------------------------------------- --------------------- ---------------------- --------------------
---------------------------------------------------- --------------------- ---------------------- --------------------

S&P 500 Index                                              -22.10%               -0.59%               9.34%
                                                            =======                ======                ==

---------------------------------------------------- --------------------- ---------------------- --------------------


PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO"), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, is the Adviser to the PIMCO Money Market, PIMCO Total Return and PIMCO Inflation Protected Bond Portfolios of the Trust. PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM LP"). Allianz AG ("Allianz") is the indirect majority owner of ADAM LP. Allianz is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in ADAM LP. As of December 31, 2002, PIMCO had approximately $304.6 billion in assets under management.


PIMCO Money Market Portfolio

          Paul A. McCulley, Managing Director. He has managed fixed income assets since joining PIMCO in 1999. Prior to joining PIMCO, Mr. McCulley was associated with Warburg Dillion Reed as a Managing Director from 1992 to 1999 and Head of Economic and Strategy Research for the Americas from 1995 to 1999, where he managed macro research world-wide.


PIMCO Total Return Portfolio

          A portfolio management team, led by William H. Gross, a Managing Director, the Chief Investment Officer and a founding partner of PIMCO, manages the Portfolio.

PRIOR EXPERIENCE WITH COMPARABLE FUND

          The PIMCO Total Return Portfolio and the PIMCO Total Return Fund, which is also advised by PIMCO, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of PIMCO, performance information regarding the PIMCO Total Return Fund is presented. Management fees paid by the PIMCO Total Return Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the PIMCO Total Return Fund, the average annual return during the periods would have been lower than the numbers set forth below. This result assumes that the current management fee paid by the PIMCO Total Return Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of PIMCO Total Return Fund and the Portfolio will vary.


          The table below compares the PIMCO Total Return Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/02 with the Lehman Aggregate Bond Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



-------------------------------------------------- -------------------------------------------------------------------

                                                              Average Annual Total Return as of 12/31/02

-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------
                                                           1 Year                 5 Year                10 Year

-------------------------------------------------- ----------------------- ---------------------- --------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------


PIMCO Total Return Fund -                                 10.20%                  8.16%                8.30%
                                                           ======                                        ===

Institutional shares
-------------------------------------------------- ----------------------- ---------------------- --------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------

Lehman Aggregate Bond Index                               10.26%                 7.55%                7.51%
                                                           ======                  =====                 ==

-------------------------------------------------- ----------------------- ---------------------- --------------------



PIMCO Inflation Protected Bond Portfolio

          John B. Brynjolfsson, Managing Director. He joined PIMCO in 1989 and has managed fixed income assets since 1992.

PRIOR EXPERIENCE WITH COMPARABLE FUND

          The PIMCO Inflation Protected Bond Portfolio and the PIMCO Real Return Fund, which is also advised by PIMCO, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in May, 2003, it does not have any operating history. In order to provide you with the information regarding the investment capabilities of PIMCO, performance information regarding the PIMCO Real Return Fund is presented. Management fees paid by the PIMCO Real Return Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the PIMCO Real Return Fund, the average annual return during the periods would have been lower than the numbers set forth below. This result assumes that the current management fee paid by the PIMCO Real Return Fund, as a percentage of average net assets, applied to all prior periods Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of PIMCO Real Return Fund and the Portfolio will vary.

          The table below compares the PIMCO Real Return Fund's average annual compounded total returns for the 1- and 5-year periods and since inception of the Institutional shares on 1/27/97 through 12/31/02 with the Lehman Global Real: U.S. TIPS Bond Index, an unmanaged market index made up specifically of U.S. Treasury Inflation Linked Securities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



-------------------------------------------------- -------------------------------------------------------------------

                                                               Average Annual Total Return as of 12/31/02

-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------

                                                           1 Year                 5 Year            Since Inception
                                                           ======                 ======            ===============


-------------------------------------------------- ----------------------- ---------------------- --------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------



PIMCO Real Return Fund - Institutional shares              17.06%                  9.94%                 9.06%
=============================================              ======                  =====                 =====

-------------------------------------------------- ----------------------- ---------------------- --------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------

Lehman Global Real:  U.S. TIPS Index                       16.56%                  8.66%                7.70%*
====================================                       ======                  =====                ======

-------------------------------------------------- ----------------------- ---------------------- --------------------


*  Index performance is from 1/31/97.



PIMCO EQUITY ADVISORS LLC ("PIMCO Advisors"), a subsidiary of ADAM LP, 1345 Avenue of the Americas, 50th Floor, New York, New York 10105, is the Adviser to the PIMCO Innovation Portfolio of the Trust. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2002, PIMCO Advisors had over $7.4 billion in assets under management.

          Dennis P. McKechnie, Managing Director, joined PIMCO Advisors in 1999 as a portfolio manager. From 1991 to 1999, he was a portfolio manager with Circle Investors, formerly a subsidiary of ADAM L.P.



PRIOR EXPERIENCE WITH COMPARABLE FUND


          The PIMCO Innovation Portfolio and the PIMCO Innovation Fund, which is also advised by PIMCO Advisors, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of PIMCO Advisors, performance information regarding the PIMCO Innovation Fund is presented. Management fees paid by the PIMCO Innovation Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the PIMCO Innovation Fund, the average annual return during the periods would be lower than the numbers set forth below. This result assumes that the current management fee paid by the PIMCO Innovation Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of PIMCO Innovation Fund and the Portfolio will vary.

          The table below compares the PIMCO Innovation Fund's average annual compounded total returns for the 1- and 5- year periods and since inception on 12/22/94 through 12/31/02 with the S&P 500 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



----------- -------------------------------------------------------------------

                                                              Average Annual Total Return as of 12/31/02

-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
                                                          1 Year                 5 Year            Since Inception
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------



PIMCO Innovation Fund -                                  -54.99%                -5.45%                4.98%
                                                          =======                 ======                 ==
Class A shares (with sales charge)

-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------

PIMCO Innovation Fund                                    -52.21%                -4.07%                6.09%
                                                          =======                 ======                 ==
Class A shares (without sales charge)

-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------

S&P 500 Index                                            -22.10%                -0.59%               10.30%*
                                                          =======                 ======                ====

-------------------------------------------------- ---------------------- ---------------------- ---------------------


*  Index performance is from 1/1/95.

PUTNAM INVESTMENT MANAGEMENT, LLC ("Putnam"), One Post Office Square, Boston, Massachusetts 02109, is the Adviser to the Met/Putnam Research Portfolio of the Trust. Putnam has been managing mutual funds since 1937 and is an indirect subsidiary of Marsh & McLennan Companies. As of December 31, 2002, Putnam had over $250 billion in assets under investment management.

          Putnam's Global Equity Research Team has primary responsibility for the day-to-day management of the Portfolio.





PRIOR EXPERIENCE WITH COMPARABLE FUND

          The Met/Putnam Research Portfolio and the Putnam Research Fund, which is also advised by Putnam, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of Putnam, performance information regarding the Putnam Research Fund is presented. Management fees paid by the Putnam Research
     Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the Putnam Research Fund, the average annual return during the periods would have been lower than the numbers set forth below. This result assumes that the current management fee paid by the Putnam Research Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Putnam Research Fund and the Portfolio will vary.

          The table below compares the Putnam Research Fund's average annual compounded total returns for the 1- and 5- year periods and since inception on 10/2/95 through 12/31/02 with the S&P 500 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.


-------------------------------------------------- -------------------------------------------------------------------

                                                               Average Annual Total Return as of 12/31/02

-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------

                                                          1 Year                 5 Year            Since Inception
                                                          ======                 ======            ===============

-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------



Putnam Research Fund -                                    -22.23%                 0.38%                 8.52%
======================                                    =======                 =====                 =====
Class A shares (with sales charge)

-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------

Putnam Research Fund -                                    -21.41%                 1.46%                 9.67%
======================                                    =======                 =====                 =====
Class A shares (without sales charge)

-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------

S&P 500 Index                                             -22.10%                -0.59%                 7.56%
=============                                             =======                ======                 =====

-------------------------------------------------- ---------------------- ---------------------- ---------------------



          T. ROWE PRICE ASSOCIATES, INC. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202, is the Adviser to the T. Rowe Price Mid-Cap Growth Portfolio of the Trust. T. Rowe Price was founded in 1937. As of December 31, 2002, T. Rowe Price and its affiliates managed over $140.6 billion in investments for more than 8 million individual and institutional investor accounts. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

          The investment management decisions for the Portfolio are made by an Investment Advisory Committee. Brian W. H. Berghuis acts as Chairman of the Committee. The Committee Chairman has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Berghuis has been chairman of the T. Rowe Price Mid-Cap Growth Fund's committee since 1992. He joined T. Rowe Price in 1985 and has been managing investments since 1988.



PRIOR EXPERIENCE WITH COMPARABLE FUND


          The T. Rowe Price Mid-Cap Growth Portfolio and the T. Rowe Price Mid-Cap Growth Fund, which is also advised by T. Rowe Price, have substantially similar investment objectives, policies, and strategies. T. Rowe Price began managing the Portfolio on January 1, 2003. In order to provide you with information regarding the investment capabilities of T. Rowe Price, performance information regarding the T. Rowe Price Mid-Cap Growth Fund is presented. Management fees paid by the T. Rowe Price Mid-Cap Growth Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the T. Rowe Price Mid-Cap Growth Fund, the average annual return during the periods would have been lower than the numbers set forth below. This result assumes that the current management fee paid by the T. Rowe Price Mid-Cap Growth Fund, as a percentage of average net assets, applied in all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of T. Rowe Price Mid-Cap Growth Fund and the Portfolio will vary.

          The table below compares the T. Rowe Price Mid-Cap Growth Fund's average annual compounded total returns for the 1- , 5- and 10-year periods through 12/31/02 with the Russell Midcap Growth Index and the S&P Mid Cap 400 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.




------------------------------------------------------------ ---------------------------------------------------------

                                                             Average Annual Total Return as of 12/31/02

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ------------------ ------------------- ------------------

                                                                  1 Year              5 Year             10 Year
                                                                  ======              ======             =======

------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------


T. Rowe Price Mid-Cap Growth Fund                                 -21.22%             4.82%              12.80%
=================================                                 =======             =====              ======

------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------

Russell Midcap Growth Index                                       -27.40%             -1.82%              6.71%
===========================                                       =======             ======              =====

------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------

S & P Mid Cap 400 Index                                           -14.15%             6.41%              11.96%
=======================                                           =======             =====              ======

------------------------------------------------------------ ------------------ ------------------- ------------------




THIRD AVENUE MANAGEMENT LLC ("Third Avenue"), 622 Third Avenue, New York, NY 10017, is the Adviser for the Third Avenue Small Cap Value Portfolio of the
Trust. Third Avenue is an indirect, majority owned subsidiary of Affiliated Managers Group, Inc. Third Avenue or its predecessor entity has been an investment adviser for mutual funds since its organization in 1986 and as of December 31, 2002 had over $4.6 billion in assets under management.

          Curtis Jensen, Portfolio Manager and Co-Chief Investment Officer of the Adviser. Mr. Jensen has been employed by the Adviser and its predecessor since 1995 as a portfolio manager and senior research analyst. He has been co-manager of the Third Avenue Small-Cap Value Fund since its inception and became sole manager of that Fund in May 2001.

          Ian Lapey, Co-Portfolio Manager. Mr. Lapey has been employed by the Adviser and its predecessor since 2001 as a portfolio manager and senior research analyst. Prior to joining the Adviser, Mr. Lapey was an equity research analyst with Credit Suisse First Boston from 1997 to 2001.

PRIOR PERFORMANCE WITH A COMPARABLE FUND

          The  Third  Avenue  Small  Cap Value  Portfolio  and the Third  Avenue
     Small-Cap Value Fund, which is also advised by Third Avenue, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in May 2002, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of Third Avenue, performance information regarding the Third Avenue Small-Cap Value Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Third Avenue Small-Cap Value Fund and the Portfolio will vary.

          The table below compares the Third Avenue Small-Cap Value Fund's average annual compounded total returns for the 1- and 5-year periods and since inception on 4/1/97 through 12/31/02 with the Russell 2000 Value Index, an unmanaged index that measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



------------------------------------ ---------------------------------------------------------------------------------

                                                       Average Annual Total Return as of 12/31/02

------------------------------------ ---------------------------------------------------------------------------------
------------------------------------ ------------------------ -------------------------- -----------------------------

                                             1 Year                    5 Year                  Since Inception
                                                                       ======

------------------------------------ ------------------------ -------------------------- -----------------------------
------------------------------------------- ---------------------                        -----------------------------



------------------------------------------- ---------------------                        -----------------------------
------------------------------------ ------------------------ -------------------------- -----------------------------


Third Avenue Small-Cap Value Fund          -10.89%                    5.43%                       7.60%
 =================================           =======                    =====                        ==

------------------------------------ ------------------------ -------------------------- -----------------------------
------------------------------------ ------------------------ -------------------------- -----------------------------

Russell 2000 Value Index                   -11.42%                    2.71%                       7.43%
 ==================                          =======                    =====                        ==

------------------------------------ ------------------------ -------------------------- -----------------------------


          Appendix A contains a summary of the performance information set forth in this section with respect to each Adviser or its affiliate's prior experience with comparable funds.

         Distribution Plan

          Each Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors Distribution Company is an affiliate of the Manager, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolios. Under the Plan, the Trust, on behalf of the Portfolios, is permitted to pay to various service providers up to 0.50% of the average daily net assets of each Portfolio as payment for services rendered in connection with the distribution of the shares of the Portfolios. Currently, payments are limited to 0.25% of average net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.


         YOUR INVESTMENT

         Shareholder Information

          The separate accounts of MetLife are the record owners of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

          However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.

         Dividends, Distributions and Taxes

Dividends and Distributions

          Each Portfolio intends to distribute substantially all of its net investment income, if any. Each Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once a year (except in the case of the PIMCO Money Market Portfolio whose dividends are declared daily and paid monthly) and not to you, the Contract owner. These distributions are in the form of additional shares and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contracts prospectus accompanying this Prospectus for more information.

          All net realized long- or short-term capital gains of each Portfolio are also declared once a year and reinvested in the Portfolio.

Taxes

          Please see the Contracts prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of a Portfolio's shares and their receipt of dividends and capital gains.

          Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

          Shares of each Portfolio are currently offered only to the separate accounts of MetLife and, in the case of certain Portfolios, to qualified pension and profit sharing plans. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

          Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios are and will be so owned. Thus so long as each Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts.

          The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

          The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.

         Sales and Purchases of Shares


          The Trust does not sell its shares directly to the public. The Trust continuously sells Class A shares and Class B shares of each Portfolio only to the separate accounts of MetLife to fund Contracts, and in the case of certain Portfolios, sells Class A shares to qualified pension and profit sharing plans. The Trust's Class A shares that are offered to qualified pension and profit sharing plans and its Class E shares are not being offered by this Prospectus. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.


Purchase and Redemption of Shares

          MetLife Investors Distribution Company is the principal underwriter and distributor of the Trust's shares. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio determined on that same date.

          Shares of the Portfolios are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (However, certain sales or other charges may apply to the Contract, as described in the Contracts prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

Right to Restrict Transfers

          Neither the Trust nor the Contracts are designed for professional market timing organizations, other entities, or individuals using programmed, large and/or frequent transfers. MetLife, in coordination with the Trust's Manager and Advisers, reserves the right to temporarily or permanently refuse exchange requests if, in its judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Portfolio and therefore may be refused. Investors should consult the Contracts prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

Valuation of Shares

          Each Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the NYSE is open. To the extent that a Portfolio's assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio's assets may be affected on days when the Trust is not open for business. In addition, trading in some of a Portfolio's assets may not occur on days when the Trust is open for business.

          Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

          Except for the assets of the PIMCO Money Market Portfolio and other Portfolios' money market instruments maturing in 60 days or less, securities held by the Portfolios are valued at market value. If market values are not readily available, securities are valued at fair value as determined by the Valuation Committee of the Trust's Board of Trustees.

          The assets of the PIMCO Money Market Portfolio are valued on a basis (amortized cost) designed to maintain the net asset value at $1.00 per share. Money market instruments of the Trust's other Portfolios maturing in 60 days or less are valued on the amortized cost basis.

FINANCIAL HIGHLIGHTS


          The following financial highlights tables are intended to help you understand each Portfolio's Class A shares and Class B shares financial performance for the past 5 years (or for its period of operation in the case of Portfolios that have operated for less than 5 years). Certain information reflects financial results for a single Portfolio share. Total return in each table shows how much an investment in a Portfolio would have increased (or decreased) during each period (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report is included in the Annual Report of the Trust, which is available upon request.



Met/AIM Mid Cap Core Equity Portfolio*




Class A


                                                                For the period from

                                                                  January 3, 2002
                                                                  ===============
                                                                  (commencement of
                                                                   operations) to
                                                               December 31, 2002(a)



NET ASSET VALUE, BEGINNING OF PERIOD......................

                                                                      $10.98

INCOME FROM INVESTMENT OPERATIONS:


Net investment income....................................             0.03
                ======                                                 -==
Net realized and unrealized gains (losses)................            (1.15)
                                 =========                            -=====
TOTAL FROM INVESTMENT OPERATIONS..........................
                                                                      (1.12)

DISTRIBUTIONS:

Dividends from net investment income..........................       (0.00)+++
                                                                      ========
Distributions from net realized capital gains.................        (0.01)
                                ========                              -=====
TOTAL DISTRIBUTIONS...........................................         (0.01)
                                                                       ------
NET ASSET VALUE, END OF PERIOD............................             $9.85
                                                                       -====
TOTAL RETURN..............................................           (10.18)%+
                                                                     -========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...................             $4.2
                                                                        ===
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..................................................            0.90%++
                                                                       ====
Net investment income....................................            0.26%++
                ======                                                 ====
PORTFOLIO TURNOVER RATE...................................            37.1%+
                                                                       =====
(1)  If certain expenses had not been reimbursed by the Manager, total return would
                                                         =======
have been lower and the ratio would have been as follows:
                         =====
Ratio of Operating Expenses to Average Net Assets:
                                                                      1.64%++

Ratio of Expenses to Average Net Assets After Broker
Rebates:                                                              0.86%++
=======                                                                ====



*        Effective May 1, 2002, the Portfolio changed its name from Met/AIM Mid Cap Equity Portfolio.

+        Non-annualized

++       Annualized

+++      Rounds to less than $0.005 per share.

(a)      Net investment income per share was calculated using average shares outstanding.





Met/AIM Mid Cap Core Equity Portfolio*


Class B

                                                                                       For the period from
                                                                                         October 9, 2001
                                                                                         (commencement of

                                                           For the year ended             operations) to
                                                           ==================
                                                          December 31, 2002(a)         December 31, 2001(a)
                                                          ====================         -----------------



NET ASSET VALUE, BEGINNING OF PERIOD.................

                                                                 $11.02                       $10.00
                                                                 ======                       ------

INCOME FROM INVESTMENT OPERATIONS:


Net investment income...............................            0.00+++                     0.00+++
                ======                                           =======                      =====
Net realized and unrealized gains (losses)...........            (1.18)                       1.03
                                 =========                       ======                       -===
TOTAL FROM INVESTMENT OPERATIONS.....................
                                                                 (1.18)                       1.03
DISTRIBUTIONS:
Dividends from net investment income                           (0.00) +++                     (0.01)
=====================================                          ==========                     ======
Distributions from net realized capital gains                    (0.01)                        ---
==============================================                   ======                        ===
TOTAL DISTRIBUTIONS                                              (0.01)                       (0.01)
====================                                             ======                       ======
NET ASSET VALUE, END OF PERIOD ......................             $9.83                      $11.02
                                                                  =====                      -=====
TOTAL RETURN.........................................           (10.73)%                     10.26%+
                                                                ========                     -======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)..............             $32.8                       $4.5
                                                                  =====                       -===
RATIOS TO AVERAGE NET ASSETS (1):
Expenses.............................................             1.15%                      1.15%++
                                                                  =====                      -====
Net investment income                                             ---                      (0.06)%++
                =======                                            ===                      -=====
PORTFOLIO TURNOVER RATE..............................             37.1%                      18.0%+
                                                                  =====                      -=====
(1)  If certain expenses had not been reimbursed by the Manager, total return
                                                         =======
would have been lower and the ratio would have been as follows:
                               =====

Ratio of Operating Expenses to Average Net Assets:

                                                                  1.91%                      7.18%++
                                                                  =====                       ====

Ratio of Expenses to Average Net Assets After
Broker Rebates:                                                   1.12%                        N/A
==============                                                    =====                         ==

* Effective  May 1, 2002,  the  Portfolio  changed its name from Met/AIM Mid Cap
Equity Portfolio.




+        Non-annualized

++       Annualized

+++      Rounds to less than $0.005 per share.


N/A      Not applicable.

(a)      Net investment income per share was calculated using average shares outstanding.




Met/AIM Small Cap Growth Portfolio

Class A

                                                            For the period from January
                                                             3, 2002 (commencement of
                                                                   operations) to
                                                                December 31, 2002(a)


NET ASSET VALUE, BEGINNING OF PERIOD
                                                                       $11.85
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss.......................................             (0.06)
==========================================================             ======
Net realized and unrealized losses                                     (3.14)
TOTAL FROM INVESTMENT OPERATIONS
                                                                       (3.20)
NET ASSET VALUE, END OF PERIOD                                         $8.65
================================                                       =====
TOTAL RETURN                                                         (27.00)%+
=============                                                        =========
RATIOS/SUPPLEMENTAL DATA:
=========================
Net assets, end of period (In millions)                                 $6.7
RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                              1.05%++
Net investment loss                                                  (0.64)%++
PORTFOLIO TURNOVER RATE                                                19.5%+
(1)  If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net Assets:                    2.10%++
==================================================                    =======

Ratio of Expenses to Average Net Assets After Broker
Rebates:                                                              1.03%++

+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.





Met/AIM Small Cap Growth Portfolio

Class B

                                                                                           For the period from October
                                                                                            9, 2001 (commencement of
                                                                                                  operations) to
                                                            For the year ended December        December 31, 2001(a)
                                                                    31, 2002(a)

NET ASSET VALUE, BEGINNING OF PERIOD
                                                                       $11.89                         $10.00
                                                                       ======                         ======
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss.......................................             (0.08)                         (0.02)
==========================================================             ======                         ======
Net realized and unrealized gains (losses)                             (3.19)                          1.91
===========================================                            ======                          ====
TOTAL FROM INVESTMENT OPERATIONS
                                                                       (3.27)                          1.89
                                                                       ======                          ====
NET ASSET VALUE, END OF PERIOD                                         $8.62                          $11.89
================================                                       =====                          ======
TOTAL RETURN                                                          (27.50)%                       18.90%+
=============                                                         ========                       =======
RATIOS/SUPPLEMENTAL DATA:
=========================
Net assets, end of period (In millions)                                $47.1                           $7.6
========================================                               =====                           ====
RATIOS TO AVERAGE NET ASSETS(1):
================================
Expenses                                                               1.30%                         1.30%++
=========                                                              =====                         =======
Net investment loss                                                   (0.87)%                       (0.92)%++
====================                                                  =======                       =========
PORTFOLIO TURNOVER RATE                                                19.5%                          5.1%+
========================                                               =====                          =====
(1)  If certain expenses had not been reimbursed by the Manager, total return would
===================================================================================
have been lower and the ratio would have been as follows:
=========================================================

Ratio of Operating Expenses to Average Net Assets:                  2.32%                            5.22%++
==================================================                  =====                            =======

Ratio of Expenses to Average Net Assets After
Broker Rebates:                                                     1.28%                              N/A

+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.





Harris Oakmark International Portfolio
(formerly State Street Research Concentrated International Portfolio)*

Class A

                                                            For the period from January
                                                             3, 2002 (commencement of
                                                                   operations) to
                                                                December 31, 2002(a)



NET ASSET VALUE, BEGINNING OF PERIOD
                                                                       $10.81
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..............................              0.06
==========================================================              ====
Net realized and unrealized losses                                     (1.97)
TOTAL FROM INVESTMENT OPERATIONS
                                                                       (1.91)
DISTRIBUTIONS:
Dividends from net investment income                                   (0.01)
=====================================                                  ======
Distributions from net realized capital gains                           ---
==============================================                          ===
TOTAL DISTRIBUTIONS                                                    (0.01)
====================                                                   ======
NET ASSET VALUE, END OF PERIOD                                         $8.89
===============================                                        =====
TOTAL RETURN                                                         (17.64)%+
=============                                                        =========
RATIOS/SUPPLEMENTAL DATA:
=========================
Net assets, end of period (In millions)                                 $4.8
RATIOS TO AVERAGE NET ASSETS (1):
Expenses                                                              1.10%++
Net investment income                                                 0.68%++
PORTFOLIO TURNOVER RATE                                                82.0%+
(1)  If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net Assets:                    2.49%++
==================================================                    =======

Ratio of Expenses to Average Net Assets  After Broker
Rebates:                                                              1.08%++

*........Effective January 1, 2003, the Portfolio changed its name to
=====================================================================
..........Harris Oakmark International Portfolio and Harris Associates L.P.
==========================================================================
..........became the Portfolio's Adviser.
========================================
..........
+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.






Harris Oakmark International Portfolio
(formerly State Street Research Concentrated International Portfolio)*

Class B

                                                                                   For the period from October
                                                                                    9, 2001 (commencement of
                                                                                          operations) to
                                                         For the year ended            December 31, 2001(a)
                                                         ==================            ====================
                                                        December 31, 2002(a)


NET ASSET VALUE, BEGINNING OF PERIOD
                                                               $10.84                         $10.00
                                                               ======                         ======
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)......................              0.01                          (0.02)
==================================================              ====                          ======
Net realized and unrealized gains (losses)                     (1.97)                          0.99
===========================================                    ======                          ====
TOTAL FROM INVESTMENT OPERATIONS
                                                               (1.96)                          0.97
                                                               ======                          ====
DISTRIBUTIONS:
Dividends from net investment income                           (0.01)                         (0.01)
=====================================                          ======                         ======
Distributions from net realized capital gains                    ---                          (0.12)
==============================================                   ===                          ======
TOTAL DISTRIBUTIONS                                            (0.01)                         (0.13)
====================                                           ======                         ======
NET ASSET VALUE, END OF PERIOD                                  $8.87                         $10.84
===============================                                 =====                         ======
                                                              (18.09)%                        9.69%+
                                                              ========                        ======
TOTAL RETURN......................................
==================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)                         $17.9                          $5.8
========================================                        =====                          ====
RATIOS TO AVERAGE NET ASSETS (1):
=================================
Expenses                                                        1.35%                        1.35%++
=========                                                       =====                        =======
Net investment income (loss)                                    0.15%                       (0.07)%++
=============================                                   =====                       =========
PORTFOLIO TURNOVER RATE                                         82.0%                         22.5%+
========================                                        =====                         ======
(1)  If certain expenses had not been reimbursed by the Manager, total return
=============================================================================
would have been lower and the ratio would have been as follows:
===============================================================

Ratio of Operating Expenses to Average Net                     2.64%                         5.69%++
===========================================                    =====                         =======
Assets:
=======

Ratio of Expenses to Average Net Assets After
Broker Rebates:                                                1.31%                           N/A

*........Effective January 1, 2003, the Portfolio changed its name to
=====================================================================
..........Harris Oakmark International Portfolio and Harris Associates L.P.
==========================================================================
..........became the Portfolio's Adviser.
========================================
..........
+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.






Janus Aggressive Growth Portfolio

Class A

                                                            For the period from January
                                                             3, 2002 (commencement of
                                                                   operations) to
                                                                December 31, 2002(a)


NET ASSET VALUE, BEGINNING OF PERIOD
                                                                       $7.44
INCOME FROM INVESTMENT OPERATIONS:

Net investment income.....................................              0.01
==========================================================              ====
Net realized and unrealized gains (losses)                             (2.08)
===========================================                            ======
TOTAL FROM INVESTMENT OPERATIONS
                                                                       (2.07)
DISTRIBUTIONS:

Dividends from net investment income                                 (0.00)+++
Distributions from net realized capital gains                           ---

                                                                     (0.00)+++
TOTAL DISTRIBUTIONS
NET ASSET VALUE, END OF PERIOD                                         $5.37
===============================                                        =====
TOTAL RETURN                                                         (27.78)%+
=============                                                        =========
RATIOS/SUPPLEMENTAL DATA:
=========================
Net assets, end of period (In millions)                                 $2.7
========================================                                ====
RATIOS TO AVERAGE NET ASSETS (1):
Expenses                                                              0.85%++
Net investment income                                                 0.11%++
PORTFOLIO TURNOVER RATE                                                92.7%+

(1)  If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net Assets:                    1.43%++
==================================================                    =======

Ratio of Expenses to Average Net Assets After Broker
Rebates:                                                              0.77%++


+        Non-annualized

++       Annualized

+++      Rounds to less than $0.005 per share.

(a)      Net investment income per share was calculated using average shares outstanding.





Janus Aggressive Growth Portfolio

Class B

                                                                                       For the period from
                                                                                        February 12, 2001
                                                                                         (commencement of
                                                      For the year ended December         operations) to
                                                              31, 2002(a)              December 31, 2001(a)
                                                              ===========              ====================


NET ASSET VALUE, BEGINNING OF PERIOD
                                                                 $7.40                        $10.00
                                                                 =====                        ======
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)........................             (0.01)                       0.00+++
====================================================             ======                       =======
Net realized and unrealized gains (losses)                       (2.05)                       (2.60)
===========================================                      ======                       ======
TOTAL FROM INVESTMENT OPERATIONS
                                                                 (2.06)                       (2.60)
                                                                 ======                       ======
DISTRIBUTIONS:

Dividends from net investment income                           (0.00)+++                        ---
=====================================                          =========                        ===
Distributions from net realized capital gains                     ---                           ---
==============================================                    ===                           ===

TOTAL DISTRIBUTIONS                                            (0.00)+++                        ---
===================                                            =========                        ===
NET ASSET VALUE, END OF PERIOD                                   $5.34                         $7.40
===============================                                  =====                         =====
TOTAL RETURN                                                    (27.83)%                     (26.00)%+
=============                                                   ========                     =========
RATIOS/SUPPLEMENTAL DATA:
=========================
Net assets, end of period (In millions)                          $46.8                         $15.2
========================================                         =====                         =====
RATIOS TO AVERAGE NET ASSETS (1):
=================================
Expenses                                                         1.10%                        1.10%++
=========                                                        =====                        =======
Net investment loss                                             (0.18)%                      (0.11)%++
====================                                            =======                      =========
PORTFOLIO TURNOVER RATE                                          92.7%                        98.4%+
========================                                         =====                        ======
(1)  If certain expenses had not been reimbursed by the Manager, total return
=============================================================================
would have been lower and the ratio would have been as follows:
===============================================================

Ratio of Operating Expenses to Average Net Assets:               1.69%                        4.03%++
==================================================               =====                        =======

Ratio of Expenses to Average Net Assets After
Broker Rebates:                                                  1.00%                          N/A


+        Non-annualized

++       Annualized

+++      Rounds to less than $0.005 per share.

N/A      Not applicable


(a)      Net investment income per share was calculated using average shares outstanding.





Lord Abbett Bond Debenture Portfolio*

Class A


                    FOR THE YEARS ENDED DECEMBER 31,

                                        2002(a)          2001(a)            2000           1999        1998

                                        =======          -------            ----           ----        ----



NET ASSET VALUE, BEGINNING OF

PERIOD............................      $11.22           $11.75            $12.48         $12.38      $12.11
                                        ======           ------            ------         ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............       0.77             0.90              1.00           0.71        0.68
                                         ====
Net realized and unrealized gains
(losses)..........................      (0.79)           (0.48)            (0.90)         (0.29)       0.08
                                        ======           ------            ------         ------       ----
TOTAL FROM INVESTMENT OPERATIONS..

                                        (0.02)            0.42              0.10           0.42        0.76
                                        ======            ----              ----           ----        ----

DISTRIBUTIONS:
Dividends from net investment

income..................................(0.96)...........(0.95)            (0.83)         (0.24)      (0.35)
                                        ======

Distributions from net realized

capital gains.............................---.............----              ----          (0.08)      (0.14)
=======                                   ===             ----              ----          ------      ------
TOTAL DISTRIBUTIONS.....................(0.96)...........(0.95)            (0.83)         (0.32)      (0.49)
                                        ======           ------            ------         ------      ------

NET ASSET VALUE, END OF PERIOD....

                                        $10.24           $11.22            $11.75         $12.48      $12.38
                                        ======           ------            ------         ------      ------
TOTAL RETURN......................      (0.39)%           3.76%            0.87%          3.40%       6.26%
                                        =======           -----            -----          -----       -----

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In

millions).........................      $202.1           $154.2            $155.2         $170.2      $120.0
                                        ======

RATIOS TO AVERAGE NET ASSETS(1):

Expenses..........................       0.70%            0.72%            0.85%          0.85%       0.85%
                                         =====
Net investment income.............       7.43%            7.76%            7.78%          6.74%       6.58%
                                         =====
PORTFOLIO TURNOVER RATE...........       45.8%            66.2%            64.9%          46.7%       84.7%
                                         =====

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to            0.77%            0.75%            0.86%         0.86%       0.93%
                                          =====
Average Net Assets:




*        On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Bond Debenture Portfolio, a portfolio of Cova Series Trust, that followed the same investment objective as the Portfolio.  The information for each of the periods prior to February 12, 2001 is that of the predecessor Bond Debenture Portfolio.

(a)      Net investment income per share was calculated using average shares outstanding.




Lord Abbett Bond Debenture Portfolio
Class B


                                                                              For the period from March 22, 2001
                                                                               (commencement of operations) to

                                              For the year ended December            December 31, 2001 (a)
                                              ============================           ---------------------
                                                      31, 2002(a)



NET ASSET VALUE, BEGINNING OF PERIOD.......

                                                         $11.20                             $12.03
                                                         ======                             ------


INCOME FROM INVESTMENT OPERATIONS:


Net investment income......................               0.72                               0.64
                                                          ====

Net realized and unrealized losses.........              (0.76)                             (0.52)
                                                         ======                             ------


TOTAL FROM INVESTMENT OPERATIONS...........

                                                         (0.04)                              0.12
                                                         ======                              ----


DISTRIBUTIONS:

Dividends from net investment income..........................

                                                         (0.95)                             (0.95)
                                                         ======

Distributions from net realized capital                   ---                                ----
                                ========                  ===                                ----
gains.........................................................

TOTAL DISTRIBUTIONS......................................(0.95)                             (0.95)
                                                         ======                             ------


NET ASSET VALUE, END OF PERIOD.............

                                                         $10.21                             $11.20
                                                         ======                             ------

TOTAL RETURN...............................             (0.57)%                             1.17%+
                                                        =======                             -----


RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)....

                                                         $197.4                              $31.8
                                                         ======


RATIOS TO AVERAGE NET ASSETS (1):


Expenses...................................              0.95%                              0.95%++
                                                         =====

Net investment income......................              7.12%                              7.38%++
                                                         =====

PORTFOLIO TURNOVER RATE....................              45.8%                              66.2%+
                                                         =====                                   =

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net               1.05%                              0.98%++
                                                         =====
Assets:




+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.



Lord Abbett Growth and Income Portfolio*
Class A


                                                                                                            For the period from
                                                                                                              January 8, 1999
                                                                                                             (commencement of

                                                                For the Years Ended                           operations) to
                                                                ===================
                                                                   December 31,                              December 31, 1999
                                                                   ============                              -----------------
                                                               2002(a) 2001(a) 2000



NET ASSET VALUE, BEGINNING OF PERIOD.......

                                                   $25.05              $26.82             $24.07                  $21.60
                                                   ======              ------             ------                  ------

INCOME FROM INVESTMENT OPERATIONS:


Net investment income......................         0.21                0.25             0.00+++                  0.27
                                                    ====                                  =======
Net realized and unrealized gains                  (4.67)              (1.80)              3.42                   2.20
                                                   ======              ------              -====                   ---
(losses)...................................

TOTAL FROM INVESTMENT OPERATIONS...........

                                                   (4.46)              (1.55)              3.42                    2.47
                                                   ======              ------              ----                    ----

DISTRIBUTIONS:

Dividends from net investment income...............(0.21).....         (0.22)             (0.28)                   ----
                                                   ======
Distributions from net realized capital            (1.52)               ----              (0.39)                  ----
                               ========            ======               ----               ======                  ---
gains.........................................................

TOTAL DISTRIBUTIONS................................(1.73).....         (0.22)             (0.67)                   ----
                                                   ======              ------             ------                   ----
NET ASSET VALUE, END OF PERIOD.............        $18.86              $25.05             $26.82                  $24.07
                                                   ======              ------             ------                  ------
TOTAL RETURN...............................       (17.95)%            (5.77)%             14.68%                  11.38%+
                                                  ========            -------             ------                  ------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)....        $890.2             $1,205.5            $944.6                  $887.0
                                                   ======
RATIOS TO AVERAGE NET ASSETS (1):
Expenses...................................        0.65%               0.64%               0.70%                  0.70%++
                                                   =====
Net investment income......................        0.94%               1.04%               1.32%                  1.24%++
                                                   =====
PORTFOLIO TURNOVER RATE....................        55.4%               69.7%               51.7%                  70.8%+
                                                   =====
(1)  If certain expenses had not been reimbursed
by the Manager, total return would have been lower
        =======
and the ratio would have been as follows:
         =====


Ratio of Operating Expenses to

Average Net Assets:                          0.67%             0.64%             N/A                  N/A
                                             =====

Ratio of Expenses to Average Net
Assets After Broker Rebates:                 0.63%             N/A              N/A                  N/A
      =====================                  =====              ===


*        On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Lord Abbett Growth and Income Portfolio, a portfolio of Cova Series Trust, that followed the same investment objective as the Portfolio.  The information for each of the periods prior to February
         12, 2001 is that of the predecessor Lord Abbett Growth and Income Portfolio.

+        Non-annualized

++       Annualized


+++      Rounds  to less than $0.005 per share.


N/A      Not applicable

(a)      Net investment income per share was calculated using average shares outstanding.




Lord Abbett Growth and Income Portfolio
Class B


                                                                                  For the period from March
                                                                                  22, 2001 (commencement of
                                                                                   operations) to December
                                                         For the year ended               31, 2001(a)
                                                        December 31, 2002(a)


NET ASSET VALUE, BEGINNING OF PERIOD...............            $25.01                       $23.59
===================================================            ======                       ======

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                           0.17                         0.13
======================                                          ====                         ====

Net realized and unrealized gains (losses)                     (4.67)                        1.51
============================================                   ======                        ====

TOTAL FROM INVESTMENT OPERATIONS                               (4.50)                        1.64
=================================                              ======                        ====

DISTRIBUTIONS:

Dividends from net investment income                           (0.21)                       (0.22)
=====================================                          ======                       ======

Distributions from net realized capital gains                  (1.52)                        ----
==============================================                 ======                        ====

TOTAL DISTRIBUTIONS                                            (1.73)                       (0.22)
====================                                           ======                       ======

NET ASSET VALUE, END OF PERIOD
                                                               $18.78                       $25.01
                                                               ======                       ======

TOTAL RETURN                                                  (18.12)%                      6.96%+
=============                                                 ========                      ======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)
                                                               $337.3                        $98.7
                                                               ======                        =====

RATIOS TO AVERAGE NET ASSETS(1):

Expenses                                                        0.90%                       0.89%++
=========                                                       =====                       =======

Net investment income                                           0.78%                       0.72%++
======================                                          =====                       =======

PORTFOLIO TURNOVER RATE                                         55.4%                       69.7%+
========================                                        =====                       ======

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net Assets:
                                                                0.93%                       0.89%++
                                                                =====                       =======

Ratio of Expenses to Average Net Assets After
Broker Rebate:                                                  0.88%                         N/A


+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.





MFS Research International Portfolio
Class A

                                                                                 For the period from May 1,
                                                                                   2001 (commencement of
                                                 For the year ended December           operations) to
                                                         31, 2002(a)                December 31, 2001(a)
                                                         ===========                ====================


NET ASSET VALUE, BEGINNING OF PERIOD
                                                            $8.48                           $9.55
                                                            =====                           =====

INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)                                 0.06                          (0.01)
=============================                                ====                          ======

Net realized and unrealized losses                          (1.04)                         (1.04)
===================================                         ======                         ======

TOTAL FROM INVESTMENT OPERATIONS
                                                            (0.98)                         (1.05)
                                                            ======                         ======

DISTRIBUTIONS:

Dividends from net investment income
                                                            (0.01)                         (0.02)
                                                            ======                         ======

Distributions from net realized capital gains
                                                             ---                             ---

TOTAL DISTRIBUTIONS                                         (0.01)                         (0.02)
====================                                        ======                         ======

NET ASSET VALUE, END OF PERIOD
                                                            $7.49                           $8.48
                                                            =====                           =====

TOTAL RETURN                                               (11.52)%                       (11.04)%+
=============                                              ========                       =========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)
                                                             $9.4                           $3.7
                                                             ====                           ====

RATIOS TO AVERAGE NET ASSETS(1):

Expenses                                                    1.00%                          1.00%++
=========                                                   =====                          =======

Net investment income (loss)                                0.73%                         (0.01)%++
=============================                               =====                         =========

PORTFOLIO TURNOVER RATE                                     114.1%                         133.6%+
========================                                    ======                         =======

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net                  1.86%                          5.08%++
===========================================                 =====                          =======
Assets:
=======

+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.






MFS Research International Portfolio

Class B

                                                                                   For the period from

                                                                                    February 12, 2001
                                                                                    =============
                                                                                     (commencement of
                                                      For the year ended       operations) to December 31,
                                                      ===================                    -------------
                                                     December 31, 2002(a)                2001 (a)
                                                     ====================                --------



NET ASSET VALUE, BEGINNING OF PERIOD............

                                                             $8.48                       $10.00
                                                             =====                       -=====


INCOME FROM INVESTMENT OPERATIONS:


Net investment income...........................             0.03                         0.01
                                                             ====                          ===

Net realized and unrealized losses.............            (1.03)                       (1.52)
                             ======                         ======                       -====


TOTAL FROM INVESTMENT OPERATIONS................

                                                            (1.00)                       (1.51)


DISTRIBUTIONS:

Dividends from net investment income..........................

                                                            (0.01)                       (0.01)

Distributions from net realized capital gains.................
                                ========
                                                              ---                         ---

TOTAL DISTRIBUTIONS.........................................(0.01)                       (0.01)
                                                            ======                       -=====


NET ASSET VALUE, END OF PERIOD..................

                                                             $7.47                       $8.48
                                                             =====                       -====

TOTAL RETURN....................................           (11.80)%                    (15.14)%+
                                                           ========                    -========


RATIOS/SUPPLEMENTAL DATA:


Net assets, end of period (In millions).........             $67.1                       $14.7
                                                             =====                        ====


RATIOS TO AVERAGE NET ASSETS (1):


Expenses........................................             1.25%                      1.25%++
                                                             =====                       ====

Net investment income (loss)....................             0.34%                      0.13%++
                     =======                                 =====                       ====

PORTFOLIO TURNOVER RATE.........................            114.1%                      133.6%+
                                                            ======                       ======

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net                   2.07%                      5.33%++
                                                             =====                       ======
Assets:




+........Non-annualized

++.......Annualized


(a)......Net investment income per share was calculated using average shares outstanding.




Oppenheimer Capital Appreciation Portfolio


Class A

                                                                     For the period from January
                                                                                          ======
                                                                       3, 2002 (commencement of
                                                                       =======
                                                                            operations) to
                                                                         December 31, 2002(a)



             NET ASSET VALUE, BEGINNING OF PERIOD.................

                                                                                $8.57

             INCOME FROM INVESTMENT OPERATIONS:


             Net investment income................................               0.01
                                                                                  ===
             Net realized and unrealized losses...................              (2.11)
                                                                                -=====
             TOTAL FROM INVESTMENT OPERATIONS.....................
                                                                                (2.10)

             DISTRIBUTIONS:

             Dividends from net investment income..........................   (0.00)+++
                                                                              -======
             Distributions from net realized capital gains                        ---
             ==============================================                       ===
             TOTAL DISTRIBUTIONS...........................................   (0.00)+++
                                                                              -========
             NET ASSET VALUE, END OF PERIOD.......................              $6.47
                                                                                -====
             TOTAL RETURN.........................................            (24.47)%+
                                                                              -========
             RATIOS/SUPPLEMENTAL DATA:
             Net assets, end of period (In millions)..............               $0.7
                                                                                  ===
             RATIOS TO AVERAGE NET ASSETS (1):
             Expenses.............................................             0.75%++
                                                                                ====
             Net investment income (loss).........................             0.17%++
                                  =======                                       ====
             PORTFOLIO TURNOVER RATE..............................              20.6%+
                                                                                 =====
             (1)  If certain expenses had not been reimbursed by the Manager,
                                                                      =======
             total return would have been lower and the ratio would have been
                                                         =====
             as follows:

             Ratio of Operating Expenses to Average Net Assets:                 0.99%++
                                                                                ====




+........Non-annualized

++.......Annualized

+++......Rounds to less than $0.005 per share.

(a)......Net investments income per share was calculated using average shares outstanding.





Oppenheimer Capital Appreciation Portfolio


Class B

                                                                                        For the period from
                                                                                         February 12, 2001
                                                                                         (commencement of

                                                     For the year ended December          operations) to
                                                     ============================
                                                              31, 2002(a)              December 31, 2001(a)
                                                              ===========              -----------------



NET ASSET VALUE, BEGINNING OF PERIOD...............

                                                                 $8.57                        $10.00
                                                                 =====                        -=====

INCOME FROM INVESTMENT OPERATIONS:


Net investment income..............................             0.00+++                      0.00+++
                                                                =======                      -======
Net realized and unrealized losses...............             (2.12)                        (1.43)
                                                                ======                        -===
TOTAL FROM INVESTMENT OPERATIONS...................
                                                                (2.12)                        (1.43)

DISTRIBUTIONS:

Dividends from net investment income.......................... (0.00)+++                    (0.00)+++
                                                               =========                    -========
Distributions from net realized capital gains                     ---                           ---
==============================================                    ===                           ===
TOTAL DISTRIBUTIONS........................................... (0.00)+++                    (0.00)+++
                                                               =========                    -========
NET ASSET VALUE, END OF PERIOD.....................              $6.45                        $8.57
                                                                 =====                        -====
TOTAL RETURN.......................................            (24.73)%                     (14.27)%+
                                                               ========                     -========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)............             $122.4                        $26.9
                                                                ======                         ====
RATIOS TO AVERAGE NET ASSETS (1):
Expenses...........................................              1.00%                       1.00%++
                                                                 =====                        ====
Net investment income (loss).......................             (0.02)%                      0.04%++
                     =======                                    =======                       ====
PORTFOLIO TURNOVER RATE............................              20.6%                        29.7%+
                                                                 =====                         =====
(1)  If certain expenses had not been reimbursed by the Manager, total return
                                                         =======
would have been lower and the ratio would have been as follows:
                               =====

Ratio of Operating Expenses to Average Net Assets:               1.22%                       3.21%++
                                                                 =====                        ====





+........Non-annualized

++.......Annualized

+++......Rounds to less than $0.005 per share.


(a)......Net investments income per share was calculated using average shares outstanding.






PIMCO Money Market Portfolio
Class A

                                               For the period from January
                                                3, 2002 (commencement of
                                               operations) to December 31,
                                                         2002(a)


NET ASSET VALUE, BEGINNING OF PERIOD.........
                                                          $1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                      0.02

Net realized and unrealized gains (losses)
                                                          (0.01)

TOTAL FROM INVESTMENT OPERATIONS
                                                           0.01

DISTRIBUTIONS:

Dividends from net investment income
                                                          (0.01)

TOTAL DISTRIBUTIONS                                       (0.01)

NET ASSET VALUE, END OF PERIOD                            $1.00
===============================                           =====

TOTAL RETURN                                              1.31%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)
                                                           ---

RATIOS TO AVERAGE NET ASSETS(1):

Expenses                                                  0.50%+

Net investment income                                     1.57%+

PORTFOLIO TURNOVER RATE                                    N/A

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net
Assets:                                                   0.76%+

+........Annualized

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.




PIMCO Money Market Portfolio
Class B

                                                                             For the period from February
                                                                              12, 2001 (commencement of
                                                                                    operations) to
                                                    For the year ended           December 31, 2001(a)
                                                    December 31, 2002(a)



NET ASSET VALUE, BEGINNING OF PERIOD
                                                           $1.00                         $1.00
                                                           =====                         =====

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                       0.01                         0.03
======================                                      ====                         ====

Net realized and unrealized gains (losses)
                                                           0.00+                         0.00+
                                                           =====                         =====

TOTAL FROM INVESTMENT OPERATIONS
                                                            0.01                         0.03
                                                            ====                         ====

DISTRIBUTIONS:

Dividends from net investment income
                                                           (0.01)                       (0.03)
                                                           ======                       ======

TOTAL DISTRIBUTIONS                                        (0.01)                       (0.03)
====================                                       ======                       ======

NET ASSET VALUE, END OF PERIOD                             $1.00                         $1.00
===============================                            =====                         =====

TOTAL RETURN                                               1.09%                        2.82%++
=============                                              =====                        =======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)
                                                           $128.5                        $26.5
                                                           ======                        =====

RATIOS TO AVERAGE NET ASSETS(1):

Expenses                                                   0.75%                       0.75%+++
=========                                                  =====                       ========

Net investment income                                      1.04%                       2.37%+++
======================                                     =====                       ========

PORTFOLIO TURNOVER RATE                                     N/A                           N/A

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net
Assets:                                                    0.86%                       2.42%+++
=======                                                    =====                       ========

+........Rounds to less than $0.005 per share

+........Non-annualized

+++......Annualized

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.





PIMCO Total Return Portfolio

Class A

                                                                              For the period from May 1,
                                                                                2001 (commencement of
                                             For the year ended December            operations) to
                                                      31, 2002(a)                December 31, 2001(a)
                                                      ===========                ====================

NET ASSET VALUE, BEGINNING OF PERIOD
                                                        $10.35                          $10.03
                                                        ======                          ======
INCOME FROM INVESTMENT OPERATIONS:

Net investment income......................              0.33                            0.27
===========================================              ====                            ====
Net realized and unrealized gains                        0.66                            0.40
==================================                       ====                            ====
TOTAL FROM INVESTMENT OPERATIONS
                                                         0.99                            0.67
                                                         ====                            ====
DISTRIBUTIONS:
Dividends from net investment income                      ---                           (0.20)
=====================================                     ===                           ======
Distributions from net realized capital                   ---                           (0.15)
========================================                  ===                           ======
gains
=====
TOTAL DISTRIBUTIONS                                       ---                           (0.35)
====================                                      ===                           ======
NET ASSET VALUE, END OF PERIOD                          $11.34                          $10.35
===============================                         ======                          ======
TOTAL RETURN                                             9.57%                          6.68%+
=============                                            =====                          ======
RATIOS/SUPPLEMENTAL DATA:
=========================
Net assets, end of period (In millions)                 $155.0                           $59.1
========================================                ======                           =====
RATIOS TO AVERAGE NET ASSETS (1):
=================================
Expenses                                                 0.65%                          0.65%++
=========                                                =====                          =======
Net investment income                                    3.06%                          3.76%++
======================                                   =====                          =======
PORTFOLIO TURNOVER RATE                                 474.4%                          346.0%+
========================                                ======                          =======
(1)  If certain expenses had not been reimbursed by the Manager, total
======================================================================
return would have been lower and the ratio would have been as follows:
======================================================================
Ratio of Operating Expenses to Average Net
==========================================
Assets:                                                  0.64%                          1.15%++
=======                                                  =====                          =======


+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.





PIMCO Total Return Portfolio

Class B

                                                                                  For the period from
                                                                                   February 12, 2001
                                                                                    (commencement of
                                                      For the year ended             operations) to
                                                     December 31, 2002(a)         December 31, 2001(a)


NET ASSET VALUE, BEGINNING OF PERIOD
                                                            $10.33                       $10.00
                                                            ======                       ======
INCOME FROM INVESTMENT OPERATIONS:

Net investment income...........................             0.31                         0.32
================================================             ====                         ====
Net realized and unrealized gains                            0.65                         0.34
==================================                           ====                         ====
TOTAL FROM INVESTMENT OPERATIONS
                                                             0.96                         0.66
                                                             ====                         ====
DISTRIBUTIONS:
Distributions in excess of net investment                     ---                        (0.18)
==========================================                    ===                        ======
income
======
Distributions from net realized capital gains                 ---                        (0.15)
==============================================                ===                        ======
TOTAL DISTRIBUTIONS                                           ---                        (0.33)
====================                                          ===                        ======
NET ASSET VALUE, END OF PERIOD                              $11.29                       $10.33
===============================                             ======                       ======
TOTAL RETURN                                                 9.29%                       6.68%+
=============                                                =====                       ======
RATIOS/SUPPLEMENTAL DATA:
=========================
Net assets, end of period (In millions)                     $427.7                        $46.2
========================================                    ======                        =====
RATIOS TO AVERAGE NET ASSETS (1):
=================================
Expenses                                                     0.90%                       0.90%++
=========                                                    =====                       =======
Net investment income                                        2.85%                       3.48%++
======================                                       =====                       =======
PORTFOLIO TURNOVER RATE                                     474.4%                       346.0%+
========================                                    ======                       =======
(1)  If certain expenses had not been reimbursed by the Manager, total
======================================================================
return would have been lower and the ratio would have been as follows:
======================================================================
Ratio of Operating Expenses to Average Net
==========================================
Assets:                                                      0.90%                       1.40%++
=======                                                      =====                       =======


+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.





PIMCO Innovation Portfolio

Class A

                                                                                    For the period from May
                                                                                   1, 2001 (commencement of
                                                                                         operations) to
                                                     For the year ended December      December 31, 2001(a)
                                                             31, 2002(a)

NET ASSET VALUE, BEGINNING OF PERIOD
                                                                $6.18                        $8.06
                                                                =====                        =====
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss................................             (0.04)                       (0.04)
===================================================             ======                       ======
Net realized and unrealized losses                              (3.08)                       (1.84)
===================================                             ======                       ======
TOTAL FROM INVESTMENT OPERATIONS
                                                                (3.12)                       (1.88)
                                                                ======                       ======
NET ASSET VALUE, END OF PERIOD                                  $3.06                        $6.18
===============================                                 =====                        =====
TOTAL RETURN                                                   (50.49)%                    (23.33)%+
=============                                                  ========                    =========
RATIOS/SUPPLEMENTAL DATA:
=========================
Net assets, end of period (In millions)                         $13.0                        $16.1
========================================                        =====                        =====
RATIOS TO AVERAGE NET ASSETS (1):
=================================
Expenses                                                        1.10%                       1.10%++
=========                                                       =====                       =======
Net investment loss                                            (0.90)%                     (0.90)%++
====================                                           =======                     =========
PORTFOLIO TURNOVER RATE                                         227.2%                      346.9%+
========================                                        ======                      =======
(1)  If certain expenses had not been reimbursed by the Manager, total return
=============================================================================
would have been lower and the ratio would have been as follows:
===============================================================

Ratio of Operating Expenses to Average Net Assets:              1.73%                       3.97%++
==================================================              =====                       =======

Ratio of Expenses to Average Net Assets After
Broker Rebates:                                                 1.04%                         N/A

+........Non-annualized

++.......Annualized


N/A......Not applicable


(a)......Net investment loss per share was calculated using average shares outstanding.





PIMCO Innovation Portfolio

Class B

                                                                                     For the period from
                                                                                      February 12, 2001
                                                                                      (commencement of
                                                         For the year ended             operations) to
                                                        December 31, 2002(a)         December 31, 2001(a)

NET ASSET VALUE, BEGINNING OF PERIOD
                                                                $6.16                       $10.00
                                                                =====                       ======
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss................................            (0.04)                       (0.06)
===================================================            ======                       ======
Net realized and unrealized losses                             (3.08)                       (3.78)
===================================                            ======                       ======
TOTAL FROM INVESTMENT OPERATIONS
                                                               (3.12)                       (3.84)
                                                               ======                       ======
NET ASSET VALUE, END OF PERIOD                                  $3.04                       $6.16
===============================                                 =====                       =====
TOTAL RETURN                                                  (50.65)%                    (38.40)%+
=============                                                 ========                    =========
RATIOS/SUPPLEMENTAL DATA:
=========================
Net assets, end of period (In millions)                         $15.2                        $9.6
========================================                        =====                        ====
RATIOS TO AVERAGE NET ASSETS (1):
=================================
Expenses                                                        1.35%                      1.35%++
=========                                                       =====                      =======
Net investment loss                                            (1.13)%                    (1.01)%++
====================                                           =======                    =========
PORTFOLIO TURNOVER RATE                                        227.2%                      346.9%+
========================                                       ======                      =======
(1)  If certain expenses had not been reimbursed by the Manager, total return
=============================================================================
would have been lower and the ratio would have been as follows:
===============================================================

Ratio of Operating Expenses to Average Net Assets:              1.96%                      4.21%++
==================================================              =====                      =======

Ratio of Expenses to Average Net Assets After
Broker Rebates:                                                 1.27%                        N/A

+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment loss per share was calculated using average shares outstanding.






Met/Putnam Research Portfolio

Class A

                                                                                For the period from October 16,
                                                                                     2001 (commencement of
                                                                                         operations) to
                                                  For the year ended December         December 31, 2001(a)
                                                          31, 2002(a)

NET ASSET VALUE, BEGINNING OF PERIOD
                                                             $8.14                           $7.59
                                                             =====                           =====
INCOME FROM INVESTMENT OPERATIONS:

Net investment income...........................              0.05                            0.01
================================================              ====                            ====
Net realized and unrealized gains (losses)                   (1.73)                           0.55
===========================================                  ======                           ====
TOTAL FROM INVESTMENT OPERATIONS
                                                             (1.68)                           0.56
                                                             ======                           ====
DISTRIBUTIONS:
Dividends from net investment income                         (0.03)                          (0.01)
=====================================                        ======                          ======
Distributions from net realized capital gains                 ---                             ---
==============================================                ===                             ===
TOTAL DISTRIBUTIONS                                          (0.03)                          (0.01)
====================                                         ======                          ======
NET ASSET VALUE, END OF PERIOD                               $6.43                           $8.14
===============================                              =====                           =====
TOTAL RETURN                                                (20.61)%                         7.32%+
=============                                               ========                         ======
RATIOS/SUPPLEMENTAL DATA:
=========================
Net assets, end of period (In millions)                      $26.6                           $35.5
========================================                     =====                           =====
RATIOS TO AVERAGE NET ASSETS (1):
=================================
Expenses                                                     0.85%                          0.85%++
=========                                                    =====                          =======
Net investment income                                        0.64%                          0.43%++
======================                                       =====                          =======
PORTFOLIO TURNOVER RATE                                     170.10%                         128.0%+
========================                                    =======                         =======
(1)  If certain expenses had not been reimbursed by the Manager, total return
=============================================================================
would have been lower and the ratio would have been as follows:
===============================================================

Ratio of Operating Expenses to Average Net                   1.13%                          1.69%++
===========================================                  =====                          =======
Assets:
=======

Ratio of Expenses to Average Net Assets After
Broker Rebates:                                              0.78%                            N/A


+        Non-annualized

++       Annualized

N/A      Not applicable


(a)      Net investment income per share was calculated using average shares outstanding.





Met/Putnam Research Portfolio

Class B

                                                                                      For the period from
                                                                                       February 12, 2001
                                                                                       (commencement of
                                                         For the year ended              operations) to
                                                        December 31, 2002(a)          December 31, 2001(a)
                                                        ====================          ====================

NET ASSET VALUE, BEGINNING OF PERIOD
                                                               $8.13                         $10.00
                                                               =====                         ======
INCOME FROM INVESTMENT OPERATIONS:

Net investment income.............................              0.03                          0.02
==================================================              ====                          ====
Net realized and unrealized losses                             (1.72)                        (1.86)
===================================                            ======                        ======
TOTAL FROM INVESTMENT OPERATIONS
                                                               (1.69)                        (1.84)
                                                               ======                        ======
DISTRIBUTIONS:
Dividends from net investment income                           (0.03)                        (0.03)
=====================================                          ======                        ======
Distributions from net realized capital gains                   ---                           ---
==============================================                  ===                           ===
TOTAL DISTRIBUTIONS                                            (0.03)                        (0.03)
====================                                           ======                        ======
NET ASSET VALUE, END OF PERIOD                                 $6.41                         $8.13
===============================                                =====                         =====
TOTAL RETURN                                                  (20.81)%                     (18.33)%+
=============                                                 ========                     =========
RATIOS/SUPPLEMENTAL DATA:
=========================
Net assets, end of period (In millions)                        $33.8                         $22.7
========================================                       =====                         =====
RATIOS TO AVERAGE NET ASSETS (1):
=================================
Expenses                                                       1.10%                        1.10%++
=========                                                      =====                        =======
Net investment income                                          0.44%                        0.33%++
======================                                         =====                        =======
PORTFOLIO TURNOVER RATE                                        170.1%                       128.0%+
========================                                       ======                       =======
(1)  If certain expenses had not been reimbursed by the Manager, total return
=============================================================================
would have been lower and the ratio would have been as follows:
===============================================================

Ratio of Operating Expenses to Average Net Assets:             1.38%                        1.94%++
==================================================             =====                        =======

Ratio of Net Investment Income (Loss) to Average
Net Assets:                                                    1.03%                          N/A


+        Non-annualized

++       Annualized

N/A      Not applicable

(a)      Net investment income per share was calculated using average shares outstanding.






T. Rowe Price Mid-Cap Growth Portfolio
(formerly MFS Mid Cap Growth Portfolio)*

Class A

                                                                             For the period from May 1, 2001
                                                                             (commencement of operations) to

                                              For the year ended December          December 31, 2001(a)
                                              ============================         --------------------
                                                       31, 2002(a)



NET ASSET VALUE, BEGINNING OF PERIOD........

                                                          $8.37                           $9.76
                                                          =====                           -====


INCOME FROM INVESTMENT OPERATIONS:


Net investment loss........................             (0.02)                          (0.02)
                ====                                     ======                           ====

Net realized and unrealized losses.........             (3.66)                          (1.37)
                             ======                      ======                          -====


TOTAL FROM INVESTMENT OPERATIONS............

                                                         (3.68)                          (1.39)


DISTRIBUTIONS:


Dividends from net investment income.......................---                            ----
                                                           ===                             ===

Distributions from net capital realized                  (0.03)                           ----
                      ========                           ======                           -===
gains.........................................................

TOTAL DISTRIBUTIONS......................................(0.03)                           ----
                                                         ======                           -===


NET ASSET VALUE, END OF PERIOD..............

                                                          $4.66                           $8.37
                                                          =====                           -====

TOTAL RETURN................................            (44.00)%                        (14.24)%+
                                                        ========                        -========


RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions).....

                                                          $16.0                           $13.5
                                                          =====                            ====


RATIOS TO AVERAGE NET ASSETS (1):


Expenses....................................              0.80%                          0.80%++
                                                          =====                           ====

Net investment loss........................             (0.34)%                        (0.35)%++
                ====                                     =======                         ======

PORTFOLIO TURNOVER RATE.....................             157.2%                          86.3%+
                                                         ======                           =====

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net                1.10%                          2.35%++
                                                          =====                           ====
Assets:

Ratio of Expenses to Average Net Assets                  0.73%                            N/A
          ========                      =                 =====                             =
After Broker Rebates:

*........Effective January 1, 2003, the Portfolio changed its name to T. Rowe Price Mid-Cap
===========================================================================================
            Growth Portfolio and T. Rowe Price Associates, Inc. became the Portfolio's Adviser.
===============================================================================================


+........Non-annualized

++.......Annualized


N/A......Not applicable


(a)......Net investment income per share was calculated using average shares outstanding.





T. Rowe Price Mid-Cap Growth Portfolio
(formerly MFS Mid Cap Growth Portfolio)*


Class B

                                                                                    For the period from
                                                                                     February 12, 2001
                                                                                      (commencement of

                                                       For the year ended             operations) to
                                                       ===================
                                                       December 31, 2002(a)         December 31, 2001(a)



NET ASSET VALUE, BEGINNING OF PERIOD..............

                                                              $8.34                        $10.00
                                                              =====                        ------


INCOME FROM INVESTMENT OPERATIONS:


Net investment loss..............................            (0.03)                      (0.04)
                ====                                          ======                       ====

Net realized and unrealized losses...............            (3.64)                      (1.62)
                             ======                           ======                      -====


TOTAL FROM INVESTMENT OPERATIONS..................

                                                              (3.67)                      (1.66)


DISTRIBUTIONS:


Dividends from net investment income.........................
 ==============
                                                               ---                         ----

Distributions from net realized capital gains.................(0.03)                       ----
                               ========                       ======                       -===

TOTAL DISTRIBUTIONS...........................................(0.03)                       ----
                                                              ======                       -===


NET ASSET VALUE, END OF PERIOD....................

                                                              $4.64                        $8.34
                                                              =====                        -====

TOTAL RETURN......................................           (44.04)%                    (16.60)%+
                                                             ========                    -========


RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)...........

                                                              $62.6                        $23.4
                                                              =====                         ====


RATIOS TO AVERAGE NET ASSETS (1):


Expenses..........................................            1.05%                       1.05%++
                                                              =====                        ====

Net investment loss..............................           (0.54)%                     (0.53)%++
                ====                                         =======                      ======

PORTFOLIO TURNOVER RATE...........................            157.2%                      86.3%+
                                                              ======                       =====

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net Assets:            1.41%                       2.60%++
                                                              =====                        ====

Ratio of Expenses to Average Net Assets After                0.96%                         N/A
          ========                      =======               =====                          =
Broker Rebates:

*........Effective January 1, 2003, the Portfolio changed its name to T. Rowe Price Mid-Cap
===========================================================================================
..........Growth Portfolio and T. Rowe Price Associates, Inc. became the Portfolio's Adviser.
============================================================================================


+........Non-annualized

++.......Annualized


N/A......Not applicable


(a)......Net investment income per share was calculated using average shares outstanding.




Third Avenue Small Cap Value Portfolio


Class A




                                                             For the period from May 1,
                                                               2002 (commencement of
                                                               =====
                                                                   operations) to
                                                               December 31, 2002(a)



NET ASSET VALUE, BEGINNING OF PERIOD......................

                                                                      $10.00

INCOME FROM INVESTMENT OPERATIONS:


Net investment income....................................             0.04
                ======
Net realized and unrealized losses........................            (1.72)
                                                                      -=====
TOTAL FROM INVESTMENT OPERATIONS..........................
                                                                      (1.68)
DISTRIBUTIONS:
Dividends from net investment income                                   (0.02)
=====================================                                  ======
Distributions from net realized capital gains                          (0.01)
==============================================                         ======
TOTAL DISTRIBUTIONS                                                    (0.03)
====================                                                   ======
NET ASSET VALUE, END OF PERIOD............................             $8.29
                                                                       -====
TOTAL RETURN..............................................           (16.78)%+
                                                                     -========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...................             $4.2
                                                                        ===
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..................................................            0.95%++
                                                                       ====
Net investment income....................................            0.75%++
                ======                                                 ====
PORTFOLIO TURNOVER RATE...................................            8.0%++
                                                                       ===
(1)  If certain expenses had not been reimbursed by the Manager, total return would
                                                         =======
have been lower and the ratio would have been as follows:
                         =====

Ratio of Operating Expenses to Average Net Assets:                    2.07%++
                                                                       ====





+........Non-annualized

++.......Annualized


(a)......Net investment income per share was calculated using average shares outstanding.





Third Avenue Small Cap Value Portfolio


Class B


                                                            For the period from May 1,
                                                                                 =====
                                                               2002 (commencement of
                                                               ====
                                                                   operations) to
                                                               December 31, 2002(a)


NET ASSET VALUE, BEGINNING OF PERIOD......................
                                                                       $10.00
INCOME FROM INVESTMENT OPERATIONS:


Net investment income....................................             0.04
                ======                                                  ==
Net realized and unrealized losses........................            (1.73)
                                                                      -=====
TOTAL FROM INVESTMENT OPERATIONS..........................
                                                                      (1.69)
DISTRIBUTIONS:
Dividends from net investment income                                   (0.02)
=====================================                                  ======
Distributions from net realized capital gains                          (0.01)
==============================================                         ======
TOTAL DISTRIBUTIONS                                                    (0.03)
====================                                                   ======
NET ASSET VALUE, END OF PERIOD............................             $8.28
                                                                       -====
TOTAL RETURN..............................................           (16.90)%+
                                                                     -========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...................             $33.4
                                                                        ====
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..................................................            1.20%++
                                                                       ====
Net investment income....................................            0.80%++
                ======                                                 ====
PORTFOLIO TURNOVER RATE...................................            8.0%++
                                                                       ===
(1)  If certain expenses had not been reimbursed by the Manager, total return would
                                                         =======
have been lower and the ratio would have been as follows:
                         =====

Ratio of Operating Expenses to Average Net Assets:                    1.69%++
                                                                       ====



+........Non-annualized

++.......Annualized



(a)      Net investment income per share was calculated using average shares outstanding.


                                  APPENDIX A
           SUMMARY OF ADVISERS' PRIOR EXPERIENCE WITH COMPARABLE FUNDS


          The following chart summarizes the prior performance information of the comparable funds that was previously presented in the discussions of the Advisers beginning on page 95 of this Prospectus. It reflects the historical performance of the comparable fund managed by each Adviser or its affiliate that generally has investment objectives, policies, strategies and risks substantially similar to that of the respective Portfolio(s) of the Trust for which it serves as Adviser. Because the Portfolios (with the exception of the Lord Abbett Bond Debenture and Lord Abbett Growth and Income Portfolios) do not have a significant operating history, the data is provided to illustrate the past performance of the Advisers or their affiliates in managing substantially similar investment funds and to compare such performance to specified market indices. No comparable fund information is provided for the Lord Abbett Bond Debenture and Lord Abbett Growth and Income Portfolios either here or elsewhere in this Prospectus because these Portfolios have more than three years of performance history. See each of these Portfolio's "Past Performance"
     section in this Prospectus. In addition, no comparable fund performance information is provided for the PIMCO Money Market Portfolio.

          As discussed previously, the data below does not represent the past performance of any of the Portfolios or an indication of the future performance of any Portfolio or its Adviser. Consequently, potential investors should not consider this performance data as an indication of the future performance of any Portfolio of the Trust or of its Adviser. The summary performance chart below is provided for ease of reference only. Please see the "The Advisers" section of this Prospectus beginning on page 95 for a more detailed discussion and explanation of the information summarized below.


          As noted above, the performance results for the comparable funds presented below should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of each Portfolio and its comparable fund will vary. For further discussion of the comparison between the fees and expenses of each Portfolio and its comparable fund see the "Prior Experience with Comparable Fund" section relating to that Portfolio's Adviser. The performance results presented below do not reflect any Contract-related expenses and would be reduced if such charges were reflected.


Annual Rates of Return of Comparable Funds Managed by Advisers as of 12/31/02


          The name of the comparable fund managed by the Adviser or its affiliate is shown in bold below the name of its corresponding Portfolio in the Trust. The name of the benchmark is shown in italics.










                                Average Annual Total Return as of 12/31/02


                                            of Comparable Funds

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
                                                                                              Since Inception  Inception Date
                                                 1 Year          5 Year          10 Year
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------


Met/AIM Mid Cap Core Equity Portfolio -          -10.73           N/A             N/A            -1.27%          10/9/01
                                                  ======                                           ======
Class B

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

AIM Mid Cap Core Equity Fund -                  -15.99%         5.57%          10.32%            N/A
                                                 =======          =====           ======
Class A shares (with sales charge)

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

AIM Mid Cap Core Equity Fund -                  -11.09%         6.77%          10.95%            N/A
                                                 =======          =====           ======
Class A shares (without sales charge)

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

Russell Midcap Index                            -16.19%         2.19%           9.92%            N/A
                                                 =======          =====            =====

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------


--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

Met/AIM Small Cap Growth Portfolio - Class B    -27.50%           N/A             N/A           -11.37%          10/9/01
                                                 =======                                          =======

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

AIM Small Cap Growth Fund Class A shares        -31.96%         6.45%            N/A            9.04%          10/18/95
                                                 =======          =====                            =====
(with sales charge)

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

AIM Small Cap Growth Fund Class A shares        -28.01%         7.66%            N/A            9.91%          10/18/95
                                                 =======          =====                            =====
(without sales charge)

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

Russell 2000 Index                              -20.48%         -1.36%           N/A            7.18%*
                                                 =======          ======                           ===

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

Russell 2000 Growth Index                        -30.26%         -6.59%                           -0.66%*
==========================                       =======         ======                           =======


--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

Harris Oakmark International Portfolio -         -18.09%           N/A             N/A            -8.33%           10/9/01
=========================================        =======           ===             ===            ======           =======
Class B
=======

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

Oakmark International Fund - Class I Shares      -8.46%           4.85%           9.75%             N/A
===========================================      ======           =====           =====             ===

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

MSCI World ex U.S. Index                         -15.80%         -2.72%           4.17%             N/A
========================                         =======         ======           =====             ===

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

Janus Aggressive Growth Portfolio - Class B     -27.83%           N/A             N/A           -28.31%          2/12/01
                                                 =======                                          =======

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

Janus Olympus Fund                              -28.19%         3.74%            N/A            9.20%          12/29/95
                                                 =======          =====                            =====

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

S&P 500 Index                                   -22.10%         -0.59%           N/A           6.87%**
                                                 =======          ======                          ====



MFS Research International Portfolio -          -11.80%           N/A             N/A           -14.25%          2/12/01
                                                 =======                                          =======

Class B
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

MFS Research International Fund -               -12.11%         2.41%            N/A            2.41%           1/2/97
                                                 =======          =====                            =====
Class A shares (with sales charge)

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

MFS Research International Fund -               -10.55%         4.20%            N/A            4.20%           1/2/97
                                                 =======          =====                            =====
Class A shares (without sales charge)

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

MSCI EAFE Index                                 -17.52%         -4.33%           N/A           -4.33%%
                                                 =======          ======                          ====

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------


--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

Oppenheimer Capital Appreciation Portfolio      -24.73%           N/A             N/A           -20.74%          2/12/01
                                                 =======                                          =======

- Class B
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

Oppenheimer Capital Appreciation Fund -         -30.50%         1.09%           9.16%            N/A
                                                 =======          =====            =====
Class A shares (with sales charge)

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

Oppenheimer Capital Appreciation Fund -         -26.26%         2.29%           9.81%            N/A
                                                 =======          =====            =====
Class A shares (without sales charge)

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

S&P 500 Index                                   -22.10%         -0.59%          9.34%            N/A
                                                 =======          ======           =====

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------


--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

PIMCO Total Return Portfolio - Class B           9.29%            N/A             N/A            8.49%           2/12/01
                                                  =====                                            =====

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

PIMCO Total Return Fund -                        10.20%          8.16%           8.30%            N/A
                                                  ======                           =====

Institutional shares
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

Lehman Brothers Aggregate Bond Index             10.26%         7.55%           7.51%            N/A
                                                  ======          =====            =====

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------


--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

PIMCO Innovation Portfolio - Class B            -50.65%           N/A             N/A           -46.83%          2/12/01
                                                 =======                                          =======

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

PIMCO Innovation Fund -                         -54.99%         -5.45%           N/A            4.98%          12/22/94
                                                 =======          ======                           =====
Class A shares (with sales charge)

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

PIMCO Innovation Fund                           -52.21%         -4.07%           N/A            6.09%          12/22/94
                                                 =======          ======                           =====
Class A shares (without sales charge)

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

S&P 500 Index                                   -22.10%         -0.59%           N/A           10.30%+
                                                 =======          ======                          ====


--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

PIMCO Inflation Protected Bond Portfolio           N/A             N/A             N/A              N/A            5/1/03
========================================           ===             ===             ===              ===            ======

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

PIMCO Real Return Fund -                         17.06%           9.94%            N/A             9.06%           1/22/97
========================                         ======           =====            ===             =====           =======
Institutional shares
====================

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

Lehman Global Real: U.S. TIPS Index              16.56%%          8.66%            N/A            7.70%++
===================================              =======          =====            ===            =======


--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

Met/Putnam Research Portfolio - Class B         -20.81%           N/A             N/A           -20.64%          2/12/01
                                                 =======                                          =======

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

Putnam Research Fund -                          -22.23%         0.38%            N/A            8.52%           10/2/95
                                                 =======          =====                            =====
Class A shares (with sales charge)

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

Putnam Research Fund -                          -21.41%         1.46%            N/A            9.67%           10/2/95
                                                 =======          =====                            =====
Class A shares (without sales charge)

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

S&P 500 Index                                   -22.10%         0.59%            N/A            7.56%
                                                 =======          =====                            ==

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

T. Rowe Price Mid-Cap Growth Portfolio -       -44.04%           N/A             N/A           -33.66%         2/12/01
 ============================                    =======                                          =======          =
Class B

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

T. Rowe Price Mid-Cap Growth Fund -            -21.22%         4.82%          12.80%           N/A
 ====================================            =======          =====           ======            ===

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

Russell Midcap Growth Index                    -27.40%         1.82%           6.71%           N/A
 ===========================                     =======          =====            =====            ===

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

S&P Mid Cap 400 Index                          -14.15%         6.41%          11.96%           N/A
 ===============                                 =======          =====           ======

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

Third Avenue Small Cap Value Portfolio -           N/A             N/A             N/A           -16.90%         5/1/02
                                      ===                                                         =======          =  =
Class B

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

Third Avenue Small Cap Value Fund              -10.89%         5.43%            N/A            7.60%           4/1/97
                                                 =======          =====                            =====

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

Russell 2000 Value Index                        -11.42%         2.71%            N/A            7.43%
                                                 =======          =====                            ==

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

*   Since 10/31/95

** Since 1/01/96
+   Since 1/1/95
++ Since 1/31/97



         FOR MORE INFORMATION

If you would like more information about a Portfolio, the following documents are available to you free upon request:

Annual/Semi-annual Reports

          Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information ("SAI")

          Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

          If you would like a copy of the current versions of these documents, or other information about a Portfolio, contact:

                                Met Investors Series Trust
                                 22 Corporate Plaza Drive
                              Newport Beach, California 92660
                                      1-800-848-3854


Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission (`SEC"):

o  In person      Review and copy documents in the SEC's Public Reference Room in Washington, D.C.  (for information call
                  202-942-8090).

o  On line        Retrieve information from the EDGAR database on the SEC's
                  web site at: http://www.sec.gov.

o  By mail        Request documents, upon payment of a duplicating fee, by
                  writing to SEC, Public Reference Section, Washington, D.C.
                  20549 or by e-mailing the SEC at publicinfo@sec.gov.

                                SEC FILE # 811-10183

                                [FRONT COVER]




                           Met Investors Series Trust

                      Met/AIM Mid Cap Core Equity Portfolio
                       Met/AIM Small Cap Growth Portfolio
                     Harris Oakmark International Portfolio
      (formerly State Street Research Concentrated International Portfolio)
                        Janus Aggressive Growth Portfolio
                      Lord Abbett Bond Debenture Portfolio
                      MFS Research International Portfolio
                          PIMCO Total Return Portfolio
                           PIMCO Innovation Portfolio
                     T. Rowe Price Mid-Cap Growth Portfolio
                     (formerly MFS Mid Cap Growth Portfolio)

                       Class A, Class B and Class E Shares

                                   Prospectus

                                   May 1, 2003

   Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has
               the Securities and Exchange Commission passed upon
                the accuracy or adequacy of this Prospectus. Any
                  representation to the contrary is a criminal
                                    offense.





                                                           TABLE OF CONTENTS

                                                                                                                PAGE


INTRODUCTION......................................................................................................3
------------
         Understanding the Trust..................................................................................3
         -----------------------
         Understanding the Portfolios.............................................................................4
         ----------------------------
THE PORTFOLIOS....................................................................................................6
--------------
         Investment Summary.......................................................................................6
         ------------------
                  Met/AIM Mid Cap Core Equity Portfolio...........................................................8
                  -------------------------------------
                  Met/AIM Small Cap Growth Portfolio.............................................................13
                  ----------------------------------
                  Harris Oakmark International Portfolio.........................................................18
                  --------------------------------------
                  Janus Aggressive Growth Portfolio..............................................................23
                  ---------------------------------
                  Lord Abbett Bond Debenture Portfolio...........................................................28
                  ------------------------------------
                  MFS Research International Portfolio...........................................................34
                  ------------------------------------
                  PIMCO Total Return Portfolio...................................................................39
                  ----------------------------
                  PIMCO Innovation Portfolio.....................................................................44
                  --------------------------
                  T. Rowe Price Mid-Cap Growth Portfolio.........................................................49
                  --------------------------------------
         Primary Risks of Investing in the Portfolios............................................................54
         --------------------------------------------
         Additional Investment Strategies........................................................................58
         --------------------------------
         Management..............................................................................................71
         ----------
                  The Manager....................................................................................71
                  -----------
                  The Advisers...................................................................................73
                  ------------
                  Distribution Plans.............................................................................82
                  ------------------
YOUR INVESTMENT..................................................................................................83
---------------
         Shareholder Information.................................................................................83
         -----------------------
         Dividends, Distributions and Taxes......................................................................83
         ----------------------------------
         Sales and Purchases of Shares...........................................................................84
         -----------------------------
FINANCIAL HIGHLIGHTS.............................................................................................86
--------------------
FOR MORE INFORMATION.....................................................................................Back Cover



         INTRODUCTION

     Understanding the Trust

         Met Investors Series Trust (the "Trust") is an open-end management investment company that offers a selection of twenty-one managed investment portfolios or mutual funds, only nine of which are offered through this Prospectus (the "Portfolios"). Each of the nine Portfolios described in this Prospectus has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio.

Investing Through a Variable Insurance Contract

         Class A, Class B and Class E shares of the Portfolios are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts (collectively, "Contracts"). Class A shares of certain of the Portfolios are also sold to qualified pension and profit sharing plans. The Class A shares of the Portfolios that are also sold to qualified plans are offered to plan participants through a separate prospectus.

         As a Contract owner, your premium payments are allocated to one or more of the Portfolios in accordance with your Contract.

         A particular Portfolio or class of a Portfolio of the Trust may not be available under the Contract you have chosen. The prospectus for the Contracts shows the Portfolios and classes available to you. Please read this Prospectus carefully before selecting a Portfolio. It provides information to assist you in your decision. If you would like additional information about a Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

         Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same investment advisers. The Portfolios in this Prospectus are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolios, different fees, and different asset sizes.

[SIDE BAR:

         Please see the Contracts prospectus that accompanies this Prospectus for a detailed explanation of your Contract.]

                  Understanding the Portfolios

         After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio, including information about its investment objective, principal investment strategy, primary risks, fees and expenses and past performance.

         Each of the Portfolios falls into one of two categories of funds. A particular type of Portfolio may be more appropriate for you depending upon your investment needs. Please see the Risk/Reward spectrum on the next page which lists the Portfolios in order of risk/reward from highest to lowest.

Description of Types of Funds:

Equity Funds

         Although they may involve more risk, historically, equity securities such as common stocks have offered higher returns than bonds or other investments over the long term. A domestic equity fund principally invests in equity securities of U.S. companies and may also, to a minor extent, invest in securities of companies located outside the United States. An international equity fund principally invests in the equity securities of companies located outside the United States.

Fixed Income Funds

         Fixed income securities are securities that pay a specified rate of return. Historically, fixed income funds are not as volatile as equity funds. These funds may lend stability to a portfolio made up primarily of stocks.



Before you choose a Portfolio, please consider...
                                                                                                                          Higher


                                                                                                                        Risk/Reward



All of the Portfolios involve risk, but there is also the                            PIMCO Innovation Portfolio
potential for reward. You can lose money - and you can make  money.
The Portfolios are structured so that each offers a different degree of risk and reward than others. Notice the scale at the right.  It covers, in the
opinion of the Portfolios' Manager, the full spectrum of risk/reward of the          Met/AIM Small Cap Growth Portfolio
Portfolios described in this Prospectus. Please note that the scale is for illustration purposes only and is not meant to convey the precise degree of difference in risk/reward among the Portfolios.
What risk/reward level is for you? Ask yourself the following:                       Janus Aggressive Growth Portfolio

         How well do I handle fluctuations in my account value?
     The higher a Portfolio is on the risk/ reward spectrum, the
     more its price is likely to move up and down on a day to day                    T. Rowe Price Mid-Cap Growth Portfolio
     basis.  If this makes you uncomfortable, you may prefer an investment at the lower end of the scale that may not
     fluctuate in price as much.
                                                                                     Harris Oakmark International Portfolio
         Am I looking for a higher rate of return? Generally, the higher the potential return, the higher the risk. If you find the potential to make money is worth the possibility of losing more, then a Portfolio at the
     higher end of the spectrum may be right for you.                                 Met/AIM MId Cap Core Equity Portfolio



                                                                                      MFS Research International Portfolio
A final note: These Portfolios are designed for long-term investment.


                                                                                       Lord Abbett Bond Debenture Portfolio



                                                                                       PIMCO Total Return Portfolio


                                                                                                                         Lower


                                                                                                                        Risk/Reward


THE PORTFOLIOS

     Investment Summary

Each Portfolio's summary discusses the following :

o        Investment Objective

                  What is the Portfolio's investment goal?

o        Principal Investment Strategy

                  How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

o        Primary Risks

                  What are the specific risks of investing in the Portfolio?

o        Past Performance

                  How well has the Portfolio performed over time?

o        Fees and Expenses

                  What is the cost of investing in the Portfolio?

         [SIDE BAR: Each Portfolio in this Prospectus is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. Each Portfolio strives to reach its stated investment objective, which can be changed without shareholder approval. As with all mutual funds, there is no guarantee that a Portfolio will achieve its investment objective.

         In addition to its principal investment strategy, each Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in the Investment Summary section of the Prospectus. These other securities and investment techniques and practices in which a Portfolio may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus.

         [SIDE BAR: A Portfolio's Adviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive fixed income yield opportunities, when the issuer's investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions, or for other investment reasons.]

         Following the Investment Summary is the section entitled "Primary Risks of Investing in the Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments.

         The SAI provides more detailed information regarding the various types of securities that a Portfolio may purchase and certain investment techniques and practices of its Adviser.

         The Contracts may be sold by banks. An investment in a Portfolio of the Trust through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

[Left Side:]

                   Met/AIM Mid Cap Core Equity Portfolio


Investment Objective:

         Long-term growth of capital.

Principal Investment Strategy:

         The Portfolio seeks to meet its objective by investing, normally, at least 80% of its net assets in equity securities, including convertible securities, of mid-cap companies. In complying with this 80% investment requirement, the Portfolio's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Portfolio considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap Index measures the performance of the 800 companies in the Russell 1000 Index with the lowest market capitalization. These companies are considered representative of medium-sized companies.

         The Portfolio may invest up to 20% of its net assets in equity securities of companies in other market capitalization ranges or in investment grade debt securities. The Portfolio may also invest up to 25% of its total assets in foreign securities. For risk management purposes, the Portfolio may hold a portion of its assets in cash or in money market instruments, or high quality debt instruments.

         In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies;
(2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 54, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk


Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period October 9, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A and Class E shares commenced operations on January 3, 2002 and April 1, 2002, respectively.

         The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                  Year-by-Year Total Return as of 12/31

                     ------------------------------
                                 -10.73%





                                    02
                     ------------------------------

                    High Quarter: 4th - 2002 + 6.02%
                   Low Quarter: 3rd - 2002 -14.33%

         The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02, as applicable, with the Russell Midcap Index, which measures the performance of the 800 smallest companies in the Russell 1000 Index which represent approximately 24% of the total market capitalization of the Russell 1000 Index. The median market capitalization is approximately $3.6 billion. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

                     ----------------------------------------------------------
                                                   Average Annual Total
                                                   Return as of 12/31/02
                                                                     Since
                                                      1 Year       Inception


                     Class A                            ---         -10.18%
                     Class B                          -10.73%        -1.27%
                     Class E                            ---         -15.17%
                     Russell Midcap Index             -16.19%       -3.21%*
                     ----------------------------- ------------------- --------
                           * Index performance is from 10/9/01.


         For information on A I M Capital Management, Inc.'s prior performance with a comparable fund, see page 73.

[SIDE BAR:

         Portfolio Management:

o        A I M Capital Management, Inc.
                  see page 72

o        For financial highlights
                  see page 86]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



             ------------------------------------ ----------------------- ---------------------- --------------------
                                                         Class A                 Class B               Class E
             ------------------------------------ ----------------------- ---------------------- --------------------
             ------------------------------------ ----------------------- ---------------------- --------------------


             Management Fee                               0.75%                   0.75%                 0.75%
             ------------------------------------ ----------------------- ---------------------- --------------------
             ------------------------------------ ----------------------- ---------------------- --------------------
             12b-1 Fees                                    None                   0.25%                 0.15%
             ------------------------------------ ----------------------- ---------------------- --------------------
             ------------------------------------ ----------------------- ---------------------- --------------------
             Other Expenses                               0.89%                   0.91%                 0.85%
             ------------------------------------ ----------------------- ---------------------- --------------------
             ------------------------------------ ----------------------- ---------------------- --------------------
             Total Annual Portfolio Operating             1.64%                   1.91%                 1.75%
             Expenses Before Expense
             Waiver/Reimbursement
             ------------------------------------ ----------------------- ---------------------- --------------------
             ------------------------------------ ----------------------- ---------------------- --------------------
             Contractual Expense                          0.69%                   0.71%                 0.65%
             Waiver/Reimbursement*
             ------------------------------------ ----------------------- ---------------------- --------------------
             ------------------------------------ ----------------------- ---------------------- --------------------
             Total Annual Portfolio Operating             0.95%                   1.20%                 1.10%
             Expenses After Expense
             Waiver/Reimbursement
             ------------------------------------ ----------------------- ---------------------- --------------------


* Met Investors Advisory LLC (the "Manager") and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A, Class B and Class E shares of the Portfolio will not exceed 0.95%, 1.20% and 1.10%, respectively, for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004.. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses



------------------------------- ----------------------------- ----------------------------- --------------------------
                                          Class A                       Class B                      Class E
                                          -------                       -------                      -------
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------

1 Year                                      $97                           $123                        $113
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------
3 Years                                     $453                          $536                        $491
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------
5 Years                                     $832                          $973                        $895
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------
10 Years                                   $1,897                        $2,190                      $2,022
------------------------------- ----------------------------- ----------------------------- --------------------------


[Left Side:]

                          Met/AIM Small Cap Growth Portfolio


Investment Objective:

         Long-term growth of capital.

Principal Investment Strategy:

         The Portfolio seeks to meet its objective by investing, normally, at least 80% of its net assets in securities of small-cap companies. In complying with this 80% investment requirement, the Portfolio will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Portfolio considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month, within the range of market capitalizations of companies included in the Russell 2000 Index.

         The Portfolio may invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, outside of the range of market capitalizations of companies included in the Russell 2000 Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The Portfolio may also invest up to 25% of its total assets in foreign securities.

         In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the Portfolio, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 54, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Market capitalization risk

o        Investment style risk

o        Foreign investment risk


Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period October 9, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A and Class E shares commenced operations on January 3, 2002 and April 1, 2002, respectively.

         The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                   Year-by-Year Total Return as of 12/31

                      ------------------------------
                              -27.50%





                                  02
                      ------------------------------

                        High Quarter: 4th - 2002 +5.25%
                        Low Quarter: 3rd - 2002 -18.43%

         The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02, as applicable, with the Russell 2000 Index and the Russell 2000 Growth Index. The Russell 2000 Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index which represent approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

                     -----------------------------------------------------------
                                                  Average Annual Total
                                                  Return as of 12/31/02
                                                                     Since
                                                      1 Year       Inception


                     Class A                            ---         -27.00%
                     Class B                          -27.50%       -11.37%
                     Class E                            ---         -25.13%
                     Russell 2000 Index               -20.48%       -4.45%*
                     Russell 2000 Growth Index        -30.26%       -8.75%*
                     ------------------------------ ------------------------
                           * Index performance is from 10/9/01.


         For information on A I M Capital Management, Inc.'s prior performance with a comparable fund, see page 73.


[SIDE BAR:

         Portfolio Management:

o        A I M Capital Management, Inc.
                  see page 72

o        For financial highlights
                  see page 92]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



             ------------------------------------ ----------------------- ---------------------- --------------------
                                                         Class A                 Class B               Class E
             ------------------------------------ ----------------------- ---------------------- --------------------
             ------------------------------------ ----------------------- ---------------------- --------------------

             Management Fee                               0.90%                   0.90%                 0.90%
             ------------------------------------ ----------------------- ---------------------- --------------------
             ------------------------------------ ----------------------- ---------------------- --------------------
             12b-1 Fees                                    None                   0.25%                 0.15%
             ------------------------------------ ----------------------- ---------------------- --------------------
             ------------------------------------ ----------------------- ---------------------- --------------------
             Other Expenses                               1.20%                   1.17%                 1.18%
             ------------------------------------ ----------------------- ---------------------- --------------------
             ------------------------------------ ----------------------- ---------------------- --------------------
             Total Annual Portfolio Operating             2.10%                   2.32%                 2.23%
             Expenses Before Expense Waiver/
             Reimbursement
             ------------------------------------ ----------------------- ---------------------- --------------------
             ------------------------------------ ----------------------- ---------------------- --------------------
             Contractual Expense                          1.05%                   1.02%                 1.03%
             Waiver/Reimbursement*
             ------------------------------------ ----------------------- ---------------------- --------------------
             ------------------------------------ ----------------------- ---------------------- --------------------
             Total Annual Portfolio Operating             1.05%                   1.30%                 1.20%
             Expenses After Expense Waiver/
             Reimbursement
             ------------------------------------ ----------------------- ---------------------- --------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A, Class B and Class E shares of the Portfolio will not exceed 1.05%, 1.30% and 1.20%, respectively, for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

------------------------------- ----------------------------- ----------------------------- --------------------------
                                          Class A                       Class B                      Class E
                                          -------                       -------                      -------
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------

1 Year                                      $108                          $133                        $123
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------
3 Years                                     $561                          $633                        $604
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------
5 Years                                    $1,041                        $1,159                      $1,111
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------
10 Years                                   $2,366                        $2,599                      $2,505
------------------------------- ----------------------------- ----------------------------- --------------------------


                     Harris Oakmark International Portfolio
      (formerly State Street Research Concentrated International Portfolio)

Investment Objective:

         The Portfolio seeks long-term capital appreciation.

Principal Investment Strategy:

         Under normal market conditions, the Portfolio invests primarily in common stocks of non-U.S. companies. The Portfolio may invest in mature markets (examples are Japan, Canada, and the United Kingdom) and in less developed markets (examples are Mexico, Brazil, and Korea). Ordinarily, the Portfolio will invest in the securities of at least five countries outside the U.S. There are no geographic limits on the Portfolio's foreign investments, but the Portfolio does not expect to invest more than 35% of its assets in securities of companies based in emerging markets. The Portfolio may invest in the equity securities of companies of any market capitalization.

         The Portfolio's Adviser uses a value investment style in selecting equity securities for the Portfolio. The Adviser believes that over time, a company's stock price converges with its true business value. By "true business value" the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in equity securities priced significantly below what is believed to be the true business value presents the best opportunity to achieve the Portfolio's investment objective. The Adviser uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values.

         The Portfolio is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended, which means that it could concentrate its investments in a smaller number of companies than many other funds. The Adviser expects to invest in 30 to 60 companies. Although the Adviser expects the Portfolio to operate as a diversified investment company, the Portfolio will retain its "non-diversified" classification to give the Adviser the flexibility to pursue a more selective investment strategy.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 54, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk

         Because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period October 9, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A and Class E shares commenced operations on January 3, 2002 and April 1, 2002, respectively. Effective January 1, 2003, Harris Associates L.P. became the Portfolio's Adviser. Investment performance information prior to that date is attributable to the Portfolio's former investment adviser.

         The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                    Year-by-Year Total Return as of 12/31

                        ------------------------------
                                     -18.09%





                                       02
                         ------------------------------

                         High Quarter: 4th - 2002 +3.12%
                         Low Quarter: 3rd - 2002 -16.81%

         The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02, as applicable, with the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE"), a widely recognized unmanaged index which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

        -----------------------------------------------------------------------
                                                   Average Annual Total
                                                    Return as of 12/31/02
                                                                     Since
                                                      1 Year       Inception


                     Class A                            ---         -17.64%
                     Class B                          -18.09%        -8.33%
                     Class E                            ---         -16.99%
                     MSCI EAFE Index                  -15.65%       -10.14%*
------------------------- -------------- ------------- ------------------------
                           * Index performance is from 10/9/01.


         For information on Harris Associates L.P.'s prior performance with a comparable fund, see page 75.

[SIDE BAR:

         Portfolio Management:

o        Harris Associates L.P.
                  see page 74

o        For financial highlights
                  see page 98]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)


             ---------------------------------- ------------------------ ---------------------- ---------------------
                                                        Class A                 Class B               Class E
             ---------------------------------- ------------------------ ---------------------- ---------------------
             ---------------------------------- ------------------------ ---------------------- ---------------------


             Management Fee                              0.85%                   0.85%                 0.85%
             ---------------------------------- ------------------------ ---------------------- ---------------------
             ---------------------------------- ------------------------ ---------------------- ---------------------
             12b-1 Fees                                  None                    0.25%                 0.15%
             ---------------------------------- ------------------------ ---------------------- ---------------------
             ---------------------------------- ------------------------ ---------------------- ---------------------
             Other Expenses                              1.64%                   1.54%                 1.42%
             ---------------------------------- ------------------------ ---------------------- ---------------------
             ---------------------------------- ------------------------ ---------------------- ---------------------
             Total Annual Portfolio Operating            2.49%                   2.64%                 2.42%
             Expenses Before Expense Waiver/
             Reimbursement
             ---------------------------------- ------------------------ ---------------------- ---------------------
             ---------------------------------- ------------------------ ---------------------- ---------------------
             Contractual Expense Waiver/                 1.29%                   1.19%                 1.07%
             Reimbursement*
             ---------------------------------- ------------------------ ---------------------- ---------------------
             ---------------------------------- ------------------------ ---------------------- ---------------------
             Total Annual Portfolio Operating            1.20%                   1.45%                 1.35%
             Expenses After Expense Waiver/
             Reimbursement
             ---------------------------------- ------------------------ ---------------------- ---------------------


* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A, Class B and Class E shares of the Portfolio will not exceed 1.20%, 1.45% and 1.35%, respectively, for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses



------------------------------- ----------------------------- ----------------------------- --------------------------
                                          Class A                       Class B                      Class E
                                          -------                       -------                      -------
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------

1 Year                                      $123                          $149                        $138
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------
3 Years                                     $659                          $715                        $659
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------
5 Years                                    $1,222                        $1,308                      $1,206
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------
10 Years                                   $2,754                        $2,914                      $2,699
------------------------------- ----------------------------- ----------------------------- --------------------------


[Left Side:]

                         Janus Aggressive Growth Portfolio


Investment Objective:

         The Portfolio seeks long-term growth of capital.

Principal Investment Strategy:

         The Portfolio invests primarily in common stocks selected for their growth potential. The Portfolio may also invest to a lesser degree in other types of securities, including preferred stocks, warrants, convertible securities and debt securities. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio is non-diversified which means that it can invest a greater portion of it assets in a small number of issuers.

         The Portfolio may invest without limit in foreign equity and debt securities including American Depositary Receipts. Such foreign securities may include those of emerging market issuers. Less than 35% of the Portfolio's net assets may be invested in high-yield/high-risk bonds.

         The Adviser applies a "bottom up" approach in choosing investments. In other words, the Adviser looks for companies with earnings growth potential one at a time. If the Adviser is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

         Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

         The Adviser actively manages foreign currency exposure, in conjunction with stock selection, in an attempt to protect and possibly enhance the Portfolio's market value. Through the use of forward foreign currency exchange contracts, the Adviser will adjust the Portfolio's foreign currency weightings to reduce its exposure to currencies deemed unattractive and, in certain circumstances, increase exposure to currencies deemed attractive, as market conditions warrant.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 54, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Interest rate risk

o        Credit risk

o        High yield debt security risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

         Furthermore, because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period October 9, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on January 3, 2002. The Portfolio's Class E shares will commence operations on or about May 1, 2003.

         The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                    Year-by-Year Total Return as of 12/31

                      ------------------------------
                                      -27.83%





                                       02
                      ------------------------------

                       High Quarter: 4th - 2002 +1.72%
                       Low Quarter: 3rd - 2002 -16.13%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02, as applicable, with the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), a widely recognized unmanaged index the measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

                --------------------------------------------------------------
                                                   Average Annual Total
                                                   Return as of 12/31/02
                                                                     Since
                                                      1 Year       Inception


                     Class A                            ---         -27.78%
                     Class B                          -27.83%       -28.31%
                     S&P 500 Index                    -22.10%       -15.81%*
                --------- -------------- ------------- ------------------------
                           * Index performance is from 2/28/01.


         For information on Janus Capital Management LLC's prior performance with a comparable fund, see page 76.

[SIDE BAR:

         Portfolio Management:

o    Janus Capital Management LLC
     see page 75

o    For financial highlights
     see page 104]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses for Class A and Class B shares are for the year ended December 31, 2002 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The fees and expenses for Class E shares are estimated for the year ended December 31, 2003. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



             ------------------------------------ ----------------------- ---------------------- --------------------
                                                         Class A                 Class B               Class E
             ------------------------------------ ----------------------- ---------------------- --------------------
             ------------------------------------ ----------------------- ---------------------- --------------------

             Management Fee                               0.80%                   0.80%                 0.80%
             ------------------------------------ ----------------------- ---------------------- --------------------
             ------------------------------------ ----------------------- ---------------------- --------------------
             12b-1 Fees                                    None                   0.25%                 0.15%
             ------------------------------------ ----------------------- ---------------------- --------------------
             ------------------------------------ ----------------------- ---------------------- --------------------
             Other Expenses                               0.63%                   0.64%                 0.63%
             ------------------------------------ ----------------------- ---------------------- --------------------
             ------------------------------------ ----------------------- ---------------------- --------------------
             Total Annual Portfolio Operating             1.43%                   1.69%                 1.58%
             Expenses Before Expense Waiver/
             Reimbursement
             ------------------------------------ ----------------------- ---------------------- --------------------
             ------------------------------------ ----------------------- ---------------------- --------------------
             Contractual Expense                          0.53%                   0.54%                 0.53%
             Waiver/Reimbursement*
             ------------------------------------ ----------------------- ---------------------- --------------------
             ------------------------------------ ----------------------- ---------------------- --------------------
             Total Annual Portfolio Operating             0.90%                   1.15%                 1.05%
             Expenses After Expense Waiver/
             Reimbursement
             ------------------------------------ ----------------------- ---------------------- --------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A, Class B and Class E shares of the Portfolio will not exceed 0.90%, 1.15% and 1.05%, respectively, for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses


------------------------------- ----------------------------- ----------------------------- --------------------------
                                          Class A                       Class B                      Class E
                                          -------                       -------                      -------
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------


1 Year                                      $92                           $118                        $108
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------
3 Years                                     $403                          $483                        $450
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------
5 Years                                     $736                          $873                        $816
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------
10 Years                                   $1,676                        $1,965                      $1,844
------------------------------- ----------------------------- ----------------------------- --------------------------

[Left Side:]

                           Lord Abbett Bond Debenture Portfolio


Investment Objective:

         To provide high current income and the opportunity for capital appreciation to produce a high total return.

Principal Investment Strategy:

         Under normal circumstances, the Portfolio invests substantially all (at least 80%) of its net assets in debt securities of various types. To pursue its goal, the Portfolio normally invests substantially all of its net assets in high yield and investment grade debt securities, but may also invest in securities convertible into common stocks. The Portfolio may invest up to 80% of its total assets in high yield/high risk debt securities (junk bonds). Debt securities normally will consist of secured debt obligations of the issuer (i.e., bonds), general unsecured debt obligations of the issuer (i.e., debentures) and debt securities which are subordinate in right of payment to other debt of the issuer. In no event will the Portfolio invest more than 10% of its gross assets at the time of investment in debt securities which are in default as to interest or principal. At least 20% of the Portfolio's assets must be invested in any combination of investment grade debt securities, U.S. Government securities and cash equivalents. The Portfolio may also invest up to 20% of its net assets in equity securities of large cap companies including common stocks, preferred stocks, convertible preferred stocks, warrants and similar instruments. The Portfolio attempts to invest in securities selling at reasonable prices in relation to the Adviser's assessment of their potential value.

         The Adviser will actively manage the Portfolio and seek unusual values, particularly in lower-rated debt securities, some of which are convertible into common stocks or have warrants attached to purchase common stocks. In selecting lower-rated bonds for investment, the Adviser does not rely upon ratings, which evaluate only the safety of principal and interest, not market value risk, and which, furthermore, may not accurately reflect an issuer's current financial condition. The Portfolio does not have any minimum rating criteria for its investments in bonds and some issuers may default as to principal and/or interest payments subsequent to the purchase of their securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, the Adviser believes that investment risk may be reduced, although there is no assurance that losses will not occur.

         The Portfolio normally invests in long-term debt securities when the Adviser believes that interest rates in the long run will decline and prices of such securities generally will be high. When the Adviser believes that long-term interest rates will rise, it may shift the Portfolio into short-term debt. Under normal circumstances, the duration of the Portfolio's debt securities will be between 3 to 7 years with an average maturity of 5 to 12 years.

         Capital appreciation may be obtained by investing in:

     o debt securities when the trend of interest rates is expected to be down

     o convertible debt securities or debt securities with warrants attached entitling the holder to purchase common stock

     o debt securities of issuers in financial difficulties when, in the view of the Adviser, the problems giving rise to such difficulties can be successfully resolved, with a consequent improvement in the credit standing of the issuers (such investments involve corresponding risks that interest and principal payments may not be made if such difficulties are not resolved)

     o equity securities


         The Portfolio may invest up to 20% of its net assets, at market value, in debt and equity securities primarily traded in foreign countries.

         The Portfolio may hold or sell any property or securities which it may obtain through the exercise of conversion rights or warrants or as a result of any reorganization, recapitalization or liquidation proceedings for any issuer of securities owned by it. In no event will the Portfolio voluntarily purchase any securities other than debt securities, if, at the time of such purchase or acquisition, the value of the property and securities, other than debt securities, in the Portfolio is greater than 20% of the value of its net assets.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 54, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Interest rate risk

o        Credit risk

o        High yield debt security risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk





Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust, which commenced operations on May 1, 1996) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001. The Portfolio's Class B and Class E shares commenced operations on March 22, 2001 and April 1, 2002, respectively.

         The bar chart below shows you the performance of the Portfolio's Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                    Year-by-Year Total Return as of 12/31 of Each Year

-------------- ----------- ------------ ----------- ------------ -----------
15.63%         6.26%       3.40%        0.87%       3.76%        -0.39%






97             98          99           00          01           02
-------------- ----------- ------------ ----------- ------------ -----------

                       High Quarter: 4th -2001 + 5.85%
                       Low Quarter: 3rd -1998 - 4.31%

         The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/02, as applicable, with the Credit Suisse First Boston High Yield Index, which is representative of the lower rated debt (including non-convertible-preferred stocks) investments in the Portfolio; and with the Lehman Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.





                -----------------------------------------------------------------------------
                                 Average Annual Total Return as of 12/31/02


                                                                                      Since
                                                          1 Year         5 Year     Inception

                   ----------------- ----------------- ----------- -------------

                     Class A                              -0.39%         2.75%        6.21%
                     Class B                              -0.57%          ---         0.33%
                     Class E                               ---            ---         -1.03%
                     Credit Suisse First Boston           3.11%          1.44%        4.30%*
                        High Yield Index
                     Lehman Aggregate Bond Index          10.27%         7.54%        8.03%*
                ------------------------------- ----------------- ----------- ------------- ----
                           * Index performance is from 5/1/96.

[SIDE BAR:

         Portfolio Management:

o        Lord, Abbett & Co. LLC
                  see page 76

o        For financial highlights
                  see page 108]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

     Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



                    ------------------------------ -------------------- -------------------- -------------------
                                                              Class A              Class B             Class E
                                                              -------              -------             -------
                         ------------------------------ -------------------- -------------------- -------------------
                         ------------------------------ -------------------- -------------------- -------------------

                         Management Fee                        0.60%                0.60%               0.60%
                         ------------------------------ -------------------- -------------------- -------------------
                         ------------------------------ -------------------- -------------------- -------------------
                         12b-1 Fees                            None                 0.25%               0.15%
                         ------------------------------ -------------------- -------------------- -------------------
                         ------------------------------ -------------------- -------------------- -------------------
                         Other Expenses                        0.17%                0.20%               0.23%
                         ------------------------------ -------------------- -------------------- -------------------
                         ------------------------------ -------------------- -------------------- -------------------
                         Total Annual Portfolio                0.77%                1.05%               0.98%
                         Operating Expenses Before
                         Expense Waiver/ Reimbursement
                         ------------------------------ -------------------- -------------------- -------------------
                         ------------------------------ -------------------- -------------------- -------------------
                         Contractual Expense Waiver/           0.02%                0.05%               0.08%
                         Reimbursement*
                         ------------------------------ -------------------- -------------------- -------------------
                         ------------------------------ -------------------- -------------------- -------------------
                         Total Annual Portfolio                0.75%                1.00%               0.90%
                         Operating Expenses After
                         Expense Waiver/ Reimbursement
                         ------------------------------ -------------------- -------------------- -------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A, Class B and Class E shares of the Portfolio will not exceed 0.75%, 1.00% and 0.90%, respectively, for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses


------------------------------- ----------------------------- ----------------------------- --------------------------
                                          Class A                       Class B                      Class E
                                          -------                       -------                      -------
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------

1 Year                                      $77                           $103                         $92
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------
3 Years                                     $245                          $331                        $306
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------
5 Years                                     $427                          $577                        $536
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------
10 Years                                    $955                         $1,283                      $1,198
------------------------------- ----------------------------- ----------------------------- --------------------------

[Left Side:]


                          MFS Research International Portfolio


Investment Objective:

         The Portfolio's investment objective is capital appreciation.


Principal Investment Strategy:

         The Portfolio invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts of foreign companies. The Portfolio focuses on foreign companies (including up to 25% of its net assets in emerging market issues) that the Portfolio's Adviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio may invest in companies of any size. The Portfolio does not emphasize any particular country and, under normal market conditions, will be invested in at least five countries. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

         A committee of investment research analysts selects securities for the Portfolio. This committee includes investment analysts employed by the Adviser and its affiliates. The committee allocates the Portfolio's assets among various geographic regions and industries. Individual analysts then select what they view as the securities best suited to achieve the Portfolio's investment objective within their assigned industry responsibility.


[SIDE BAR:
---------

         A company's principal activities are determined to be located in a particular country if the company (a) is organized under the laws of, and maintains a principal office in a country; (b) has its principal securities trading market in a country, (c) derives 50% of its total revenues from goods or services performed in the country, or (d) has 50% or more of its assets in the country.]

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 54, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk

         The Portfolio may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance.

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economics based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A and Class E shares commenced operations on May 1, 2001 and October 31, 2001, respectively.

         The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                    Year-by-Year Total Return as of 12/31

                     ------------------------------
                                     -11.80%





                                       02
                      ------------------------------

                        High Quarter: 4th - 2002 + 4.61%
                        Low Quarter: 3rd - 2002 -14.58%

         The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02 with the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE"), a widely recognized unmanaged index which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

                   ------------------------------------------------------------
                                               Average Annual Total
                                               Return as of 12/31/02
                                                                     Since
                                                      1 Year       Inception


                     Class A                          -11.52%       -13.35%
                     Class B                          -11.80%       -14.25%
                     Class E                          -11.65%        -6.83%
                     MSCI EAFE Index                  -15.65%       -17.74%*
                   ------- -------------- ------------- ------------------------
                           * Index performance is from 2/12/01.


         For information on Massachusetts Financial Services Company's prior performance with a comparable fund, see page 77.

[SIDE BAR:
---------

         Portfolio Management:

o        Massachusetts Financial Services Company
                  see page 76

o        For financial highlights
                  see page 114]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None




     Annual  Portfolio  Operating  Expenses  (expenses  that are  deducted  from
     Portfolio assets)

             ---------------------------------- ------------------------ ---------------------- ---------------------
                                                        Class A                 Class B               Class E
             ---------------------------------- ------------------------ ---------------------- ---------------------
             ---------------------------------- ------------------------ ---------------------- ---------------------

            Management Fee                              0.80%                   0.80%                 0.80%
             ---------------------------------- ------------------------ ---------------------- ---------------------
             ---------------------------------- ------------------------ ---------------------- ---------------------
             12b-1 Fees                                  None                    0.25%                 0.15%
             ---------------------------------- ------------------------ ---------------------- ---------------------
             ---------------------------------- ------------------------ ---------------------- ---------------------
             Other Expenses                              1.06%                   1.02%                 0.87%
             ---------------------------------- ------------------------ ---------------------- ---------------------
             ---------------------------------- ------------------------ ---------------------- ---------------------
             Total Annual Portfolio Operating            1.86%                   2.07%                 1.82%
             Expenses Before Expense Waiver/
             Reimbursement
             ---------------------------------- ------------------------ ---------------------- ---------------------
             ---------------------------------- ------------------------ ---------------------- ---------------------
             Contractual Expense Waiver/                 0.76%                   0.72%                 0.57%
             Reimbursement*
             ---------------------------------- ------------------------ ---------------------- ---------------------
             ---------------------------------- ------------------------ ---------------------- ---------------------
             Total Annual Portfolio Operating            1.10%                   1.35%                 1.25%
             Expenses After Expense Waiver/
             Reimbursement
             ---------------------------------- ------------------------ ---------------------- ---------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A, Class B and Class E shares of the Portfolio will not exceed 1.10%, 1.35% and 1.25%, respectively, for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses



------------------------------- ----------------------------- ----------------------------- --------------------------
                                          Class A                       Class B                      Class E
                                          -------                       -------                      -------
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------

1 Year                                      $113                          $138                        $128
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------
3 Years                                     $515                          $584                        $521
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------
5 Years                                     $942                         $1,056                       $939
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------
10 Years                                   $2,132                        $2,361                      $2,105
------------------------------- ----------------------------- ----------------------------- --------------------------

[Left Side:]

                                PIMCO Total Return Portfolio


Investment Objective:

         The Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

Principal Investment Strategy:

         The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Adviser's forecast for interest rates.

         The Portfolio invests primarily in investment grade debt securities, U.S. Government securities and commercial paper and other short-term obligations. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

         The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. In addition, the Portfolio may engage in forward commitments, when-issued and delayed delivery securities transactions. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 54, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Interest rate risk

o        Credit risk

o        Foreign investment risk

         Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

         The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A and Class E shares commenced operations on May 1, 2001 and October 31, 2001, respectively.

         The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                        Year-by-Year Total Return as of 12/31

                        ------------------------------
                                      9.29%





                                       02
                        ------------------------------

                         High Quarter: 3rd - 2002 +3.65%
                         Low Quarter: 1st - 2002 0.00%

         The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02 with the Lehman Brothers Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

                     ----------------------------------------------------------
                                                    Average Annual Total
                                                       Return as of
                                                           12/31/02
                                                                     Since
                                                      1 Year       Inception


                     Class A                           9.57%         9.79%
                     Class B                           9.29%         8.49%
                     Class E                           9.39%         6.32%
                     Lehman Brothers Aggregate        10.27%         8.75%*
                        Bond Index
                     ---------------------------------- ------------- --------
                           * Index performance is from 2/28/01.


         For information on Pacific Investment Management Company LLC's prior performance with a comparable fund, see page 77.

[SIDE BAR:

         Portfolio Management:

o Pacific Investment Management Company LLC see page 77

o        For financial highlights see page 120]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

     Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

             --------------------------------- ------------------------- ---------------------- ---------------------
                                                       Class A                  Class B               Class E
             --------------------------------- ------------------------- ---------------------- ---------------------
             --------------------------------- ------------------------- ---------------------- ---------------------

             Management Fee                             0.50%                    0.50%                 0.50%
             --------------------------------- ------------------------- ---------------------- ---------------------
             --------------------------------- ------------------------- ---------------------- ---------------------
             12b-1 Fees                                  None                    0.25%                 0.15%
             --------------------------------- ------------------------- ---------------------- ---------------------
             --------------------------------- ------------------------- ---------------------- ---------------------
             Other Expenses                             0.15%                    0.15%                 0.15%
             --------------------------------- ------------------------- ---------------------- ---------------------
             --------------------------------- ------------------------- ---------------------- ---------------------
             Total Annual Portfolio                     0.65%                    0.90%                 0.80%
             Operating Expenses
             --------------------------------- ------------------------- ---------------------- ---------------------


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses


------------------------------- ----------------------------- ----------------------------- --------------------------
                                          Class A                       Class B                      Class E
                                          -------                       -------                      -------
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------

1 Year                                      $67                           $92                          $82
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------
3 Years                                     $209                          $288                        $256
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------
5 Years                                     $363                          $500                        $446
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------
10 Years                                    $812                         $1,112                       $993
------------------------------- ----------------------------- ----------------------------- --------------------------

[Left Side:]

                                 PIMCO Innovation Portfolio

Investment Objective:

         The Portfolio seeks capital appreciation; no consideration is given to income.

Principal Investment Strategy:

         The Portfolio seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Portfolio identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies) and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and/or service of technological products. Although the Portfolio emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

         The Adviser selects stocks for the Portfolio using a "growth" style. The Adviser seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the Adviser seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems.

         The Portfolio may invest a substantial portion of its assets in the securities of smaller capitalization companies with total assets in excess of $200 million and may invest in initial public offerings (IPOs). The Portfolio may invest up to 35% of its assets in foreign equity securities, including American Depositary Receipts, and may invest in securities of emerging market countries.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 54, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk

         Because the Portfolio concentrates its investments in companies which utilize innovative technologies, it is subject to risks particularly affecting those companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories.

         In addition to other risks, a fund that invests a substantial portion of its assets in related industries (or "sectors") may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

         Investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A and Class E shares commenced operations on May 1, 2001 and October 31, 2001, respectively.

         The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                        Year-by-Year Total Return as of 12/31

                         ------------------------------
                                     -50.65%





                                       02
                         ------------------------------

                          High Quarter: 4th - 2002 +21.12%
                          Low Quarter: 3rd - 2002 -34.81%

         The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

                     ---------------------------------------------------------
                                                Average Annual Total
                                                Return as of 12/31/02
                                                                     Since
                                                      1 Year       Inception


                     Class A                          -50.49%       -43.98%
                     Class B                          -50.65%       -46.83%
                     Class E                          -50.57%       -37.10%
                     S&P 500 Index                    -22.10%       -15.81%*
                     ---- -------------- ------------- ------------------------
                           * Index performance is from 2/28/01.


         For information on PIMCO Equity Advisors LLC's prior performance with a comparable fund, see page 78.

[SIDE BAR:

         Portfolio Management:

o        PIMCO Equity Advisors LLC
         see page 78

o        For financial highlights
         see page 126]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expenses and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

     Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



            ---------------------------------- ------------------------ ---------------------- ---------------------
                                                        Class A                 Class B               Class E
             ---------------------------------- ------------------------ ---------------------- ---------------------
             ---------------------------------- ------------------------ ---------------------- ---------------------

             Management Fee                              0.95%                   0.95%                 0.95%
             ---------------------------------- ------------------------ ---------------------- ---------------------
             ---------------------------------- ------------------------ ---------------------- ---------------------
             12b-1 Fees                                  None                    0.25%                 0.15%
             ---------------------------------- ------------------------ ---------------------- ---------------------
             ---------------------------------- ------------------------ ---------------------- ---------------------
             Other Expenses                              0.68%                   0.66%                 0.63%
             ---------------------------------- ------------------------ ---------------------- ---------------------
             ---------------------------------- ------------------------ ---------------------- ---------------------
             Total Annual Portfolio Operating            1.63%                   1.86%                 1.73%
             Expenses Before Expense Waiver/
             Reimbursement
             ---------------------------------- ------------------------ ---------------------- ---------------------
             ---------------------------------- ------------------------ ---------------------- ---------------------
             Contractual Expense Waiver/                 0.53%                   0.51%                 0.48%
             Reimbursement*
             ---------------------------------- ------------------------ ---------------------- ---------------------
             ---------------------------------- ------------------------ ---------------------- ---------------------
             Total Annual Portfolio Operating            1.10%                   1.35%                 1.25%
             Expenses After Expense Waiver/
             Reimbursement
             ---------------------------------- ------------------------ ---------------------- ---------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A, Class B and Class E shares of the Portfolio will not exceed 1.10%, 1.35% and 1.25%, respectively, for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.



Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

------------------------------- ----------------------------- ----------------------------- --------------------------
                                          Class A                       Class B                      Class E
                                          -------                       -------                      -------
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------

1 Year                                      $113                          $138                        $138
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------
3 Years                                     $466                          $540                        $540
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------
5 Years                                     $842                          $966                        $966
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------
10 Years                                   $1,900                        $2,153                      $2,014
------------------------------- ----------------------------- ----------------------------- --------------------------


[Left Side:]

                           T. Rowe Price Mid-Cap Growth Portfolio
                          (formerly MFS Mid Cap Growth Portfolio)

Investment Objective:

         Long-term growth of capital.

Principal Investment Strategy:

         The Portfolio will invest, under normal market conditions, at least 80% of its net assets in a diversified portfolio of common stocks of mid-cap companies whose earnings the Adviser expects to grow at a faster rate than the average company. The Adviser defines mid-cap companies as those whose market capitalization falls within the range of either the S&P MidCap 400 Index or the Russell Midcap Growth Index. The market capitalization of the companies and the S&P and Russell indices changes over time. The Portfolio will not automatically sell or cease to purchase stock of a company it already owns because the company's market capitalization grows or falls outside this range.

         In selecting investments, the Adviser generally favors companies that:

o        have proven products or services;
o        have a record of above-average earnings growth;
o        have demonstrated potential to sustain earnings growth;
o        operate in industries experiencing increasing demand; or
o        have stock prices that appear to undervalue their growth prospects.

         In pursuing its investment objective, the Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

         The Portfolio is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended, which means that it could concentrate its investments in a smaller number of companies than many other funds. Although the Adviser expects the Portfolio to operate as a diversified investment company, the Portfolio will retain its "non-diversified" classification to give the Adviser the flexibility to pursue a more selective investment strategy.

[Right Side:]

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 54, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Market capitalization risk

o        Investment style risk



         In addition, because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A and Class E shares commenced operations on May 1, 2001 and October 31, 2001, respectively. Effective January 1, 2003, T. Rowe Price Associates, Inc. became the Portfolio's Adviser. Investment performance information prior to that date is attributable to the Portfolio's former investment adviser.

         The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                          Year-by-Year Total Return as of 12/31

                          ------------------------------
                                     -44.04%





                                       02
                          ------------------------------

                            High Quarter: 4th - 2002 +7.30%
                            Low Quarter: 2nd - 2002 -30.65%

         The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02 with the Russell Midcap Growth Index, an unmanaged index that measures the performance of those Russell mid cap companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

                 -----------------------------------------------------------
                                                     Average Annual Total
                                                     Return as of
                                                          12/31/02
                                                                     Since
                                                      1 Year       Inception


                     Class A                          -44.00%       -35.52%
                     Class B                          -44.04%       -32.25%
                     Class E                          -44.05%       -32.66%
                     Russell Midcap Growth Index      -27.40%       -23.87%*
                 ------------------------ -------------- ------------- --------
                           * Index performance is from 2/12/01.

         For information on T. Rowe Price Associates, Inc.'s prior performance with a comparable fund, see page 80.

[SIDE BAR:

         Portfolio Management:

o        T. Rowe Price Associates, Inc.
                  see page 79

o        For financial highlights
                  See page 132]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expenses and expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

     Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



                  --------------------------------- -------------------- ---------------------- ---------------------
                                                          Class A               Class B               Class E
                  --------------------------------- -------------------- ---------------------- ---------------------
                  --------------------------------- -------------------- ---------------------- ---------------------

                  Management Fee                           0.75%                 0.75%                 0.75%
                  --------------------------------- -------------------- ---------------------- ---------------------
                  --------------------------------- -------------------- ---------------------- ---------------------
                  12b-1 Fees                               None                  0.25%                 0.15%
                  --------------------------------- -------------------- ---------------------- ---------------------
                  --------------------------------- -------------------- ---------------------- ---------------------
                  Other Expenses                           0.45%                 0.51%                 0.54%
                  --------------------------------- -------------------- ---------------------- ---------------------
                  --------------------------------- -------------------- ---------------------- ---------------------
                  Total Annual Portfolio                   1.20%                 1.51%                 1.44%
                  Operating Expenses Before
                  Expense Waiver/ Reimbursement
                  --------------------------------- -------------------- ---------------------- ---------------------
                  --------------------------------- -------------------- ---------------------- ---------------------
                  Contractual Expense Waiver/              0.25%                 0.31%                 0.34%
                  Reimbursement*
                  --------------------------------- -------------------- ---------------------- ---------------------
                  --------------------------------- -------------------- ---------------------- ---------------------
                  Total Annual Portfolio                   0.95%                 1.20%                 1.10%
                  Operating Expenses After
                  Expense Waiver/ Reimbursement
                  --------------------------------- -------------------- ---------------------- ---------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A, Class B and Class E shares of the Portfolio will not exceed 0.95%, 1.20% and 1.10%, respectively, for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses


------------------------------- ----------------------------- ----------------------------- --------------------------
                                          Class A                       Class B                      Class E
                                          -------                       -------                      -------
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------

1 Year                                      $97                           $123                        $113
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------
3 Years                                     $358                          $450                        $425
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------
5 Years                                     $639                          $799                        $759
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------
10 Years                                   $1,439                        $1,785                      $1,704
------------------------------- ----------------------------- ----------------------------- --------------------------

         Primary Risks of Investing in the Portfolios


         One or more of the following primary risks may apply to your Portfolio. Please see the Investment Summary for your particular Portfolio to determine which risks apply and for a discussion of other risks that may apply to the Portfolio. Please note that there are many other circumstances that could adversely affect your investment and prevent a Portfolio from its objective, which are not described here.

Market Risk

         A Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by a Portfolio's Adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Portfolio could also miss attractive investment opportunities if its Adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the Adviser overweights fixed income markets or industries where there are significant declines.

         Stocks purchased in initial public offerings (IPOs) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio's shares.

Interest Rate Risk

         The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If your Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

         Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

Credit Risk

         The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

High Yield Debt Security Risk

         High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A Portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a Portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a Portfolio's Adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

         You should understand that high yield securities are not generally meant for short-term investing. When a Portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

Foreign Investment Risk

         Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

o        Foreign markets may be less liquid and more volatile than U.S. markets.

o Foreign securities often trade in currencies other than the U.S. dollar, and a Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Portfolio's foreign currency or securities holdings.

o Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Market Capitalization Risk

         Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

         Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other funds that employ a different investment style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

         Additional Investment Strategies

         In addition to the principal investment strategies discussed in each individual Portfolio's Investment Summary, a Portfolio, as indicated in the chart below, may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. The SAI provides a more detailed discussion of certain of these and other securities and indicates if a Portfolio is subject to any limitations with respect to a particular investment strategy. These strategies and techniques may involve risks. Although a Portfolio that is not identified below in connection with a particular strategy or technique generally has the ability to engage in such a transaction, its Adviser currently intends to invest little, if any, of the Portfolio's assets in that strategy or technique. (Please note that some of these strategies may be a principal investment strategy for a particular Portfolio and consequently are also described in that Portfolio's Investment Summary.) The Portfolios are not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus.







                  Met/AIM Mid   Met/AIM     Harris        Janus       Lord Abbett    MFS         PIMCO Total    PIMCO      T. Rowe
                   Cap Core     Small Cap   Oakmark     Aggressive    Bond         Research      Return        Innovation  Price
                   Equity       Growth     International  Growth      Debenture   International  Portfolio    Portfolio    Mid-Cap
                  Portfolio     Portfolio  Portfolio     Portfolio    Portfolio    Portfolio                               Growth
                                                                                                                          Portfolio
----------------------------------------------------------------------------------------------------------------------------------

Brady Bonds                                                                                           X
---- ------------ ------------ -------------- --------------- ------------- ---------------- ------------- ------------------------
Collateralized
Mortgage                                                               X                              X
Obligations


------------------------------------ ------------- ------------ ------- ------------- ---------------- ------------- ------------
Convertible
Securities          X             X                         X          X                X                                     X
------------------------------------ ------------- ------------ ------ ------------- ---------------- ------------- ------------

Depositary
Receipts           X             X            X             X          X                X                       X             X

------------------------------------ ------------- ------------ ------------ -------------- --------------- ----------------------
Derivatives:
Options            X             X                          X                           X              X        X             X
Futures            X             X                                                      X              X                      X
------------------------------------ ------------- ------------ ------------ -------------- ------------------------- ------------
Direct
Participation
in Corporate                                                                                           X
Loans
------------------------------------ ------------- ------------ ------------ -------------- --------------- ---------- ------------
------------------------------------ ------------- ------------ ------------ -------------- --------------- ---------- ------------
Dollar Roll
Transactions                                 X                                                         X
------------------------------------ ------------- ------------ ------------ -------------- --------------- ---------- ------------
------------------------------------ ------------- ------------ ------------ -------------- --------------- ---------- ------------
Foreign Currency
Transactions                                 X             X                            X              X                      X
------------------------------------ ------------- ------------ ------------ -------------- --------------- ---------- ------------
------------------------------------ ------------- ------------ ------------ -------------- --------------- ---------- ------------
Foreign Debt
Securities                                                 X            X               X              X                      X
------------------------------------ ------------- ------------ ------------ -------------- --------------- ---------- ------------
------------------------------------ ------------- ------------ ------------ -------------- --------------- ----------- ------------
Foreign Equity
Securities       X             X             X             X                            X                        X            X
------------------------------------ ------------- ------------ ------------ -------------- --------------- ---------- ------------
------------------------------------ ------------- ------------ ------------ -------------- --------------- ---------- ------------
Forward Commitments,
When-Issued                                                X            X               X               X                     X
and Delayed
Delivery Securities

------------------------------------ ------------- ------------ ------------ -------------- --------------- ----------- ------------
------------------------------------ ------------- ------------ ------------ -------------- --------------- ---------- ------------
High Quality
Short-Term Debt     X          X                           X            X              X               X                      X
Obligations
including Bankers'
Acceptances,
Commercial Paper
and
Certificates
of Deposit
issued or
guaranteed by
Bank Holding
Companies in
the U.S., their
Subsidiaries
and Foreign
Branches
or of the
World Bank;
Variable
Amount Master
Demand Notes
and
Variable
Rate Notes
issued by U.S.
and Foreign
Corporations
------------------------------------ ------------- ------------ ------------ -------------- --------------- ----------- ------------
------------------------------------ ------------- ------------ ------------ -------------- --------------- ----------- ------------
High Yield/High
Risk Debt                                                X              X                              X
Securities

------------------------------------ ------------- ------------ ------------ -------------- --------------- ----------- ------------
------------------------------------ ------------- ------------ ------------ -------------- --------------- ----------- ------------
Hybrid
Instruments                                              X                                                                    X
------------------------------------ ------------- ------------ ------------ -------------- --------------- ----------- ------------
------------------------------------ ------------- ------------ ------------ -------------- --------------- ----------- ------------
Illiquid and
Restricted
Securities                                               X                             X               X                      X
------------------------------------ ------------- ------------ ------------ -------------- --------------- ----------- ------------
------------------------------------ ------------- ------------ ------------ -------------- --------------- ---------- ------------
Indexed
Securities                                               X                             X                          X
------------------------------------ ------------- ------------ ------------ -------------- --------------- ---------- ------------
------------------------------------ ------------- ------------ ------------ -------------- --------------- ----------- ------------
Interest Rate                                                                                                     X
Transactions
------------------------------------ ------------- ------------ ------------ -------------- --------------- ---------- ------------
Investment
Grade Debt
Securities                                               X              X              X               X                       X

------------------------------------ ------------- ------------ ------------ -------------- --------------- ----------- ------------
------------------------------------ ------------- ------------ ------------ -------------- --------------- ----------- ------------
Investments in
Other Investment                           X             X                             X                                       X
Companies
including Passive
Foreign Investment
Companies

------------------------------------ ------------- ------------ ------------ -------------- --------------- ---------- ------------
------------------------------------ ------------- ------------ ------------ -------------- --------------- ---------- ------------
Mortgage-backed
Securities,                                                                            X              X            X
including
GNMA Certificates,
Mortgage-backed
Bonds

------------------------------------ ------------- ------------ ------------ -------------- --------------- ---------- ------------
------------------------------------ ------------- ------------ ------------ -------------- --------------- ----------- ------------
Municipal
 Securities                                                                                           X
------------------------------------ ------------- ------------ ------------ -------------- --------------- ----------- ------------
------------------------------------ ------------- ------------ ------------ -------------- --------------- ----------- ------------
Non-mortgage
Asset-backed                                                                                          X
Securities

------------------------------------ ------------- ------------ ------------ -------------- --------------- ----------- ------------
------------------------------------ ------------- ------------ ------------ -------------- --------------- ----------- ------------
PIK (pay-in-kind)                                       X              X                              X                        X
Debt Securities
 and Zero-Coupon
Bonds

------------------------------------ ------------- ------------ ------------ -------------- --------------- ----------- ------------
------------------------------------ ------------- ------------ ------------ -------------- --------------- ----------- ------------
Preferred Stocks        X        X                      X              X              X                                        X
------------------------------------ ------------- ------------ ------------ -------------- --------------- ---------- ------------
------------------------------------ ------------- ------------ ------------ -------------- --------------- ----------- ------------
Real Estate
Investment Trusts       X        X                      X                             X                                        X
------------------------------------ ------------- ------------ ------------ -------------- --------------- ----------- ------------
------------------------------------ ------------- ------------ ------------ -------------- --------------- ---------- ------------
Repurchase
Agreements                                X                            X                              X              X         X
------------------------------------ ------------- ------------ ------------ -------------- --------------- ----------- ------------
------------------------------------ ------------- ------------ ------------ -------------- --------------- ----------- ------------
Reverse
Repurchase
Agreements                                                             X                              X
------------------------------------ ------------- ------------ ------------ -------------- --------------- ---------- ------------
------------------------------------ ------------- ------------ ------------ -------------- --------------- ---------- ------------
Rights and
Warrants                                  X             X              X              X                                        X
------------------------------------ ------------- ------------ ------------ -------------- --------------- ----------- ------------
------------------------------------ ------------- ------------ ------------ -------------- --------------- ----------- ------------
Securities
Loans                X        X           X             X              X              X               X              X         X
------------------------------------ ------------- ------------ ------------ -------------- --------------- ----------- ------------
------------------------------------ ------------- ------------ ------------ -------------- --------------- ----------- ------------
Short Sales                                                                           X               X
(Against the Box)
------------------------------------ ------------- ------------ ------------ -------------- --------------- ---------- ------------
------------------------------------ ------------- ------------ ------------ -------------- --------------- ----------- ------------
Structured Notes                                                                                                                X
------------------------------------ ------------- ------------ ------------ -------------- --------------- ----------- ------------
------------------------------------ ------------- ------------ ------------ -------------- --------------- ----------- ------------
U.S. Government
Securities           X        X                        X              X              X               X                          X
------------------------------------ ------------- ------------ ------------ -------------- --------------- ---------- ------------


         Brady Bonds. Brady Bonds are collateralized or uncollateralized fixed income securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady Bonds have been issued only recently and, accordingly do not have a long payment history. These securities are subject to credit risk and interest rate risk.

         Collateralized Mortgage Obligations (CMOs). CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs may be issued or guaranteed by the U.S. Government or its agencies or instrumentalities or collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality or may be non-U.S. Government guaranteed.

         CMOs carry general fixed income securities risks, such as credit risk and interest rate risk, and risks associated with mortgage-backed securities, including prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, an Adviser may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

         Convertible Securities. Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

         Traditionally, convertible securities have paid dividends or interest rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. These securities are also subject to market risk, interest rate risk and credit risk.

         Depositary Receipts. Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

         These instruments are subject to market risk and foreign investment risk.

         Derivatives. Derivatives are used to limit risk in a Portfolio or to enhance investment return, and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

         Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

         Futures are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date.

         Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time.

         Derivatives may be used to hedge against an opposite position that a Portfolio holds. Any loss generated by the derivatives should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or result in losses or missed opportunities. In addition, derivatives that are used for hedging the Portfolio in specific securities may not fully offset the underlying positions. The counterparty to a derivatives contract also could default. Derivatives that involve leverage could magnify losses.

         Derivatives may also be used to maintain a Portfolio's exposure to the market, manage cash flows or to attempt to increase income. Using derivatives for purposes other than hedging is speculative and involves greater risks. In many foreign countries, futures and options markets do not exist or are not sufficiently developed to be effectively used by a Portfolio that invests in foreign securities.

         Direct Participation in Corporate Loans. By purchasing a loan, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

         The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

         Dollar Roll Transactions. Dollar roll transactions are comprised of the sale by the Portfolio of mortgage-based or other fixed income securities, together with a commitment to purchase similar, but not identical, securities at a future date. In addition, the Portfolio is paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Portfolio to buy a security. Dollar roll transactions are treated as borrowings for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), and the aggregate of such transactions and all other borrowings of the Portfolio (including reverse repurchase agreements) will be subject to the requirement that the Portfolio maintain asset coverage of 300% for all borrowings.

         If the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Portfolio is required to repurchase may be worth less than the security that the Portfolio originally held; and the return earned by the Portfolio with the proceeds of a dollar roll may not exceed transaction costs.

         Foreign Currency Transactions. Foreign currency transactions are entered into for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency transactions include the purchase of foreign currency on a spot (or cash) basis, contracts to purchase or sell foreign currencies at a future date (forward contracts), the purchase and sale of foreign currency futures contracts, and the purchase of exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

         These hedging transactions do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time.

         Foreign currency exchange rates may fluctuate significantly over short periods of time. A forward foreign currency exchange contract reduces the Portfolio's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currency will limit any potential gain which might be realized by the Portfolio if the value of the hedged currency increases. In the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts also involve the risk that the party with which the Portfolio enters the contract may fail to perform its obligations to the Portfolio. The purchase and sale of foreign currency futures contracts and the purchase of call and put options on foreign currency futures contracts and on foreign currencies involve certain risks associated with derivatives.

         Foreign Debt Securities. Foreign debt securities are issued by foreign corporations and governments. They may include Eurodollar obligations and Yankee bonds.

         Foreign debt securities are subject to foreign investment risk, credit risk and interest rate risk. Securities in developing countries are also subject to the additional risks associated with emerging markets.

         Foreign Equity Securities. Foreign equity securities are subject to foreign investment risk in addition to the risks applicable to domestic equity securities, such as market risk.

         Forward Commitments, When-Issued and Delayed Delivery Securities. Forward commitments, when-issued and delayed delivery securities generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolios do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.

         High Quality Short-Term Debt Obligations including Bankers' Acceptances, Commercial Paper and Certificates of Deposit issued or guaranteed by Bank Holding Companies in the U.S., their Subsidiaries and Foreign Branches or of the World Bank; Variable Amount Master Demand Notes and Variable Rate Notes issued by U.S. and Foreign Corporations.

         Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.

         Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

         These instruments are subject to credit risk, interest rate risk and foreign investment risk.

         High Yield/High Risk Debt Securities. High yield/high risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's Ratings Services ("S&P") and Ba or lower by Moody's Investors Service, Inc. ("Moody's")). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds," and "junk bonds."

         High yield/high risk debt securities are subject to high yield debt security risk as described in "Primary Risks of Investing in the Portfolios" above.

         Hybrid Instruments. Hybrid instruments are a form of a derivative and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. They are often indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity security index. Examples of hybrid instruments include debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time or preferred stock with dividend rates determined by reference to the value of a currency.

         Hybrids may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of the instrument could be zero. Hybrids can have volatile prices and limited liquidity and their use by the Portfolio may not be successful.

         Illiquid and Restricted Securities. Each Portfolio may invest a portion of its assets in restricted and illiquid securities, which are investments that the Portfolio cannot easily resell within seven days at current value or that have contractual or legal restriction on resale. Restricted securities include those which are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and are purchased directly from the issuer or in the secondary market (private placements).

         If the Portfolio buys restricted or illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value or could have difficulty valuing these holdings precisely.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Indexed Securities. A Portfolio may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of, or interest on, the instrument.

         Interest Rate Transactions. Interest rate transactions are hedging transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. They are used by a Portfolio in an attempt to protect the value of its investments from interest rate fluctuations. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser to the Portfolio enters into these transactions on behalf of the Portfolio primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio will not sell interest rate caps or floors that it does not own.

         There is the risk that the Adviser may incorrectly predict the direction of interest rates resulting in losses to the Portfolio.

         Investment Grade Debt Securities. Investment grade debt securities are securities rated in one of the four highest rating categories by S&P, Moody's or other nationally recognized rating agency. These securities are subject to interest rate risk and credit risk. Securities rated in the fourth investment category by a nationally recognized rating agency (e.g. BBB by S&P and Baa by Moody's) may have speculative characteristics.

         Investments in Other Investment Companies including Passive Foreign Investment Companies. When the Portfolio invests in another investment company, it must bear the management and other fees of the investment company, in addition to its own expenses. As a result, the Portfolio may be exposed to duplicate expenses which could lower its value. Investments in passive foreign investment companies also are subject to foreign investment risk.

         Passive foreign investment companies are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, royalties, rent, and annuities.

         Mortgage-backed Securities, including GNMA Certificates, Mortgage-backed Bonds and Stripped Mortgage-backed Securities. Mortgage-backed securities include securities backed by Ginnie Mae and Fannie Mae as well as by private issuers. These securities represent collections (pools) of commercial and residential mortgages. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

         These securities carry general fixed income security risks, such as credit risk and interest rate risk, as well as prepayment risk.

         Municipal Securities. Municipal securities are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income tax. These securities are subject to interest rate risk and credit risk.

         Non-mortgage Asset-backed Securities. Non-mortgage asset-backed securities include equipment trust certificates and interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. This means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

         The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates, and like other fixed income investments, the ability of the Portfolio to successfully use these instruments may depend in part upon the ability of an Adviser to forecast interest rates and other economic factors correctly.

         PIK (pay-in-kind) Debt Securities and Zero-Coupon Bonds. PIK debt securities are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

         Zero-coupon bonds are bonds that provide for no current interest payment and are sold at a discount. These investments pay no interest in cash to its holder during its life and usually trade at a deep discount from their face or par value. These investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Portfolio will accrue income on such investments for tax accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

         These securities are subject to credit risk and interest rate risk.

         Preferred Stocks. Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

         Preferred stocks are subject to market risk. In addition, because preferred stocks pay fixed dividends, an increase in interest rates may cause the price of a preferred stock to fall.

         Real Estate Investment Trusts. Real estate investment trusts ("REITs") are entities which invest in commercial and other real estate properties. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

         Repurchase Agreements. Repurchase agreements involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash.

         Repurchase agreements involve credit risk, i.e., the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

         Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time.

         Reverse repurchase agreements will be used primarily to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes. Reverse repurchase agreements are considered a form of borrowing by the Portfolio and, therefore, are a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.

         Rights and Warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.

         Securities Loans. For purposes of realizing additional income, a Portfolio may lend securities to broker-dealers or institutional investors approved by the Board of Trustees. All securities loans will be made pursuant to agreement requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolio an amount equal to any dividends or interest received on loaned securities. The Portfolio retains all or a portion of the interest received on investment of cash collected or receives a fee from the borrower.

         The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

         Short Sales. Short sales are sales of securities that the seller does not own. The seller must borrow the securities to make delivery to the buyer. A short sale may be uncollateralized or against-the-box. A short sale is "against-the-box" if at all times when the short position is open, the seller owns an equal amount of the securities sold short or securities convertible into, or exchanged without further consideration for, securities of the same issue as the securities sold short.

         The price of securities purchased to replace borrowed securities sold short may be greater than proceeds received in the short sale resulting in a loss to the Portfolio.

         Structured Notes. A form of hybrid investment, structured notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated for the purpose of restructuring the investment characteristics of debt obligations. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.

         Structured notes are also subject to credit risk and interest rate risk and can have volatile prices.

         U.S. Government Securities. U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit, like Treasury bills and GNMA certificates. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government-sponsored entities, like bonds and notes issued by the Federal Home Loan Bank, Fannie Mae, and Sallie Mae. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

         U.S. Government securities are subject to interest rate risk. Credit risk is remote.

Defensive Investments

         Under adverse market or economic conditions, a Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with a Portfolio's principal investment strategy. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objective.

Portfolio Turnover

         The Portfolios' Advisers will sell a security when they believe it is appropriate to do so, regardless of how long a Portfolio has owned that security. Buying and selling securities generally involves some expense to a Portfolio, such as commissions paid to brokers and other transaction costs. Generally speaking, the higher a Portfolio's annual portfolio turnover rate, the greater its brokerage costs. Increased brokerage costs may adversely affect a Portfolio's performance. The Portfolios, with the exception of Janus Aggressive Growth Portfolio, MFS Research International Portfolio, PIMCO Total Return Portfolio and PIMCO Innovation Portfolio, generally intend to purchase securities for long-term investment and therefore will have a relatively low turnover rate. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolios. Janus Aggressive Growth Portfolio, MFS Research International Portfolio, PIMCO Total Return Portfolio and PIMCO Innovation Portfolio generally will have annual turnover rates of 100% or more.

Downgrades in Fixed Income Debt Securities

         Unless required by applicable law, the Portfolios are not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after a Portfolio purchases the security.

         Management

         The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager and Advisers are expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolios' assets by the Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

                  The Manager

         Met Investors Advisory LLC (the "Manager"), 22 Corporate Plaza Drive, Newport Beach, California 92660, has overall responsibility for the general management and administration of all of the Portfolios. The Manager selects and pays the fees of the Advisers for each of the Trust's Portfolios and monitors each Adviser's investment program. The Manager is an affiliate of Metropolitan Life Insurance Company.

         As compensation for its services to the Portfolios, the Manager receives monthly compensation at an annual rate of a percentage of' the average daily net assets of each Portfolio. The advisory fees for each Portfolio are:


-------------------------------------------------------------- ----------------------------------------------------------
Portfolio                                                      Advisory Fee
-------------------------------------------------------------- ----------------------------------------------------------

-------------------------------------------------------------- ----------------------------------------------------------
Met/AIM Mid Cap Core Equity Portfolio                          0.75%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Met/AIM Small Cap Growth Portfolio                             0.90%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Harris Oakmark International Portfolio                         0.85%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Janus Aggressive Growth Portfolio
                                                               0.80%
                                                               of first $100
                                                               million of such
                                                               assets plus 0.75%
                                                               of such assets
                                                               over $100 million
                                                               up to $500
                                                               million plus
                                                               0.70% of such
                                                               assets over $500
                                                               million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord Abbett Bond Debenture Portfolio                           0.60%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
MFS Research
International Portfolio                                        0.80%
                                                               of first $200
                                                               million of such
                                                               assets plus 0.75%
                                                               of such assets
                                                               over $200 million
                                                               up to $500
                                                               million plus
                                                               0.70% of such
                                                               assets over $500
                                                               million up to $1
                                                               billion plus
                                                               0.65% of such
                                                               assets over $1
                                                               billion
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
PIMCO Total Return Portfolio                                   0.50%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
PIMCO Innovation Portfolio                                     0.95%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
T. Rowe Price Mid-Cap Growth Portfolio                         0.75%
-------------------------------------------------------------- ----------------------------------------------------------



Expense Limitation Agreement

         In the interest of limiting expenses of certain Portfolios until April 30, 2004, the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolios set forth below other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios:

Expense Limitation Provisions

------------------------------------------ ---------------------------------
                                              Total Expenses Limited to (% of
Portfolios                                           daily net assets)
---------------------------------- ---------------------------------
Met/AIM Mid Cap Core Equity                        0.95%
Met/AIM Small Cap Growth                           1.05%
Harris Oakmark International                       1.20%
Janus Aggressive Growth                            0.90%
Lord Abbett Bond Debenture                         0.75%
MFS Research International                         1.10%
PIMCO Innovation                                   1.10%
T. Rowe Price Mid-Cap Growth                       0.95%


         Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees.

         The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

                  The Advisers

         Under the terms of the agreements between each Adviser and the Manager, the Adviser will develop a plan for investing the assets of each Portfolio, select the assets to be purchased and sold by each Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. Each Adviser follows the investment policies set by the Manager and the Board of Trustees for each of the Portfolios. Day-to-day management of the investments in each Portfolio is the responsibility of the Adviser's portfolio managers. The portfolio managers of each Portfolio are indicated below following a brief description of each Adviser.

         The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new Adviser that normally is provided in a proxy statement.

         The Manager pays each Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to each of the Advisers.

A I M CAPITAL MANAGEMENT, INC. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, is the Adviser to the Met/AIM Mid Cap Core Equity and Met/AIM Small Cap Growth Portfolios of the Trust. AIM has acted as an investment adviser since its organization in 1986. Today, AIM, together with its affiliates, advises or manages over 190 investment portfolios, including the Portfolios, encompassing a broad range of investment objectives. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC, London, England. Total net assets under the management of AIM and its affiliates was approximately $124 billion as of December 31, 2002.

Met/AIM Mid Cap Core Equity Portfolio

         The Adviser uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the Portfolio are:

o Ronald S. Sloan, Senior Portfolio Manager, has been responsible for the AIM Mid Cap Core Equity Fund since 1998 and has been associated with the Adviser and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

o David Pointer, Portfolio Manager, has been responsible for the AIM Mid Cap Core Equity Fund since 2003 and has been associated with the Adviser and/or its affiliates since 1999. From 1997 to 1999, Mr. Pointer was a full time student.

PRIOR EXPERIENCE WITH A COMPARABLE FUND

         The Met/AIM Mid Cap Core Equity Portfolio and the AIM Mid Cap Core Equity Fund, which is advised by an affiliate of AIM with the same investment management team, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in October 2001, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of AIM, performance information regarding the AIM Mid Cap Core Equity Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of AIM Mid Cap Core Equity Fund and the Portfolio will vary.

         The table below compares the AIM Mid Cap Core Equity Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/02 with the Russell Midcap Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

         Please note that the AIM Mid Cap Core Equity Fund has in the past participated in the IPO market, and a significant portion of the Fund's returns were attributable to its investments in IPOs, which had a magnified impact due to the Fund's small asset base. As the Fund's assets grow, it is probable that the effect of the Fund's investments in IPOs on its total returns will decline, which could reduce the Fund's total returns.



-------------------------------------------------- ---------------------------------------------------------
                                                          Average Annual Total Return as of 12/31/02
-------------------------------------------------- ---------------------------------------------------------
-------------------------------------------------- ------------------ ------------------ -------------------

                                                       1 Year             5 Year             10 Year
-------------------------------------------------- ------------------ ------------------ -------------------
-------------------------------------------------- ------------------ ------------------ -------------------
AIM Mid Cap Core Equity Fund--                          -15.99%             5.57%              10.32%
Class A shares (with sales charge)
-------------------------------------------------- ------------------ ------------------ -------------------
-------------------------------------------------- ------------------ ------------------ -------------------
AIM Mid Cap Core Equity Fund--                          -11.09%             6.77%              10.95%
Class A shares (without sales charge)
-------------------------------------------------- ------------------ ------------------ -------------------
-------------------------------------------------- ------------------ ------------------ -------------------
Russell Midcap Index                                    -16.19%             2.19%              9.92%
-------------------------------------------------- ------------------ ------------------ -------------------


Met/AIM Small Cap Growth Portfolio

         The Adviser uses a team approach to investment management. The individual member of the team who is primarily responsible for the day-to-day management of the Portfolio is:


o Ryan E. Crane, Portfolio Manager, has been responsible for the AIM Small Cap Growth Fund since 1999 and has been associated with the Adviser and/or its affiliates since 1994.

PRIOR PERFORMANCE WITH A COMPARABLE FUND

         The Met/AIM Small Cap Growth Portfolio and the AIM Small Cap Growth Fund, which is advised by an affiliate of AIM with the same investment management team, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in October 2001, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of AIM, performance information regarding the AIM Small Cap Growth Fund is presented. Management fees paid by the AIM Small Cap Growth Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the AIM Small Cap Growth Fund, the average annual return during the periods would be lower than the numbers set forth below. This result assumes that the current management fee paid by the AIM Small Cap Growth Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of AIM Small Cap Growth Fund and the Portfolio will vary.

         The table below compares the AIM Small Cap Growth Fund's average annual compounded total returns for the 1- and 5- year periods and since inception on 10/18/95 through 12/31/02 with the Russell 2000 Index and the Russell 2000 Growth Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/02
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------

                                                          1 Year                 5 Year            Since Inception
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
AIM Small Cap Growth Fund -                               -31.96%                 6.45%                 9.04%
Class A shares (with sales charge)
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
AIM Small Cap Growth Fund -                               -28.01%                 7.66%                 9.91%
Class A shares (without sales charge)
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
Russell 2000 Index                                        -20.48%                -1.36%                 7.18%*
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
Russell 2000 Growth Index                                 -30.26%                -6.59%                -0.66%*
-------------------------------------------------- ---------------------- ---------------------- ---------------------
         *Index performance is from 10/31/95.


HARRIS ASSOCIATES L.P. ("Harris"), Two North Lasalle Street, Suite 500, Chicago, Illinois 60602, is the Adviser to the Harris Oakmark International Portfolio of the Trust. Harris is a Delaware limited partnership organized in 1995. The general partnership interest in Harris is owned by Harris Associates Inc., which in turn is a wholly-owned subsidiary of Paris-based CDC IXIS Management Holdings, LLC. Together with its predecessor, Harris has managed mutual funds since 1970 and manages more than $30 billion of assets as of December 31, 2002.

o David G. Herro, C.F.A., and Michael J. Welsh, C.F.A., manage the Portfolio. Mr. Herro joined Harris in 1992 as a portfolio manager and analyst. Mr. Welsh joined Harris in 1992 as an international analyst.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The Harris Oakmark International Portfolio and the Oakmark International Fund, which is also advised by Harris, have substantially similar investment objectives, policies and strategies. Harris began managing the Portfolio on January 1, 2003. In order to provide you with information regarding the investment capabilities of Harris, performance information regarding the Oakmark International Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Oakmark International Fund and the Portfolio will vary.

         The table below compares the Oakmark International Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/02 with the Morgan Stanley Capital International World ex U.S. Index, an unmanaged index which includes countries throughout the world, excluding the U.S. and Canada, in proportion to world stock market capitalization. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.


-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/02
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------

                                                          1 Year                 5 Year                10 Year
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
Oakmark International Fund - Class I shares               -8.46%                  4.85%                 9.75%
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
MSCI World ex U.S. Index                                  -15.80%                -2.72%                 4.17%
-------------------------------------------------- ---------------------- ---------------------- ---------------------


JANUS CAPITAL MANAGEMENT LLC ("Janus"), 100 Fillmore Street, Denver, Colorado 80206, is the Adviser to the Janus Aggressive Growth Portfolio of the Trust. Janus began serving as an investment adviser in 1969 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus is a subsidiary of Janus Capital Group Inc. As of December 31, 2002, Janus managed approximately $138 billion in assets.

     o Claire Young, CFA, Vice President of the Adviser. Ms. Young has been the portfolio manager of the Janus Olympus Fund since August, 1997. Ms. Young joined Janus in January, 1992.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The Janus Aggressive Growth Portfolio and the Janus Olympus Fund, which is also advised by Janus, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of Janus, performance information regarding the Janus Olympus Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Janus Olympus Fund and the Portfolio will vary.

         The table below compares the Janus Olympus Fund's average annual compounded total returns for the 1- and 5- year periods and since inception on 12/29/95 through 12/31/02 with the S&P 500 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/02
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------

                                                         1 Year                 5 Year            Since Inception
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
Janus Olympus Fund                                        -28.19%                 3.74%                 9.20%
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
S&P 500 Index                                             -22.10%                -0.59%                 6.87%*
-------------------------------------------------- ---------------------- ---------------------- ---------------------
         * Index information is from 1/01/96.


LORD, ABBETT & CO. LLC ("Lord Abbett"), 90 Hudson Street, Jersey City, New Jersey 07302, is the Adviser to the Lord Abbett Bond Debenture Portfolio of the Trust. Lord Abbett has been an investment manager for 70 years and as of December 31, 2002 managed approximately $48.2 billion in a family of mutual funds and other advisory accounts.


o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Christopher J. Towle, Partner of Lord Abbett, heads the team. Mr. Towle has been with Lord Abbett since 1988.


MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS"), 500 Boylston Street, Boston, Massachusetts 02116, is the Adviser to the MFS Research International Portfolio of the Trust. MFS is America's oldest mutual fund organization. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $112.5 billion as of December 31, 2002.

o The Portfolio is managed by a team of equity research analysts.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The MFS Research International Portfolio and the MFS Research International Fund, which is also advised by MFS, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have a significant operating history. In order to provide you with information regarding investment capabilities of MFS, performance information regarding the MFS Research International Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of MFS Research International Fund and the Portfolio will vary.

         The table below compares the MFS Research International Fund's average annual compounded total returns for the 1- and 5- year periods and since inception on 1/2/97 through 12/31/02 with the MSCI EAFE Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.


-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/02
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------

                                                         1 Year                 5 Year            Since Inception
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
MFS Research International Fund -                         -12.11%                 2.41%                 2.41%
Class A shares (with sales charge)
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
MFS Research International Fund -                         -10.55%                 4.20%                 4.20%
Class A shares (without sales charge)
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
MSCI EAFE Index                                           -17.52%                -4.33%                 -4.33%
-------------------------------------------------- ---------------------- ---------------------- ---------------------


PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO"), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, is the Adviser to the PIMCO Total Return Portfolio of the Trust. PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM LP"). Allianz AG ("Allianz") is the indirect majority owner of ADAM LP. Allianz is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in ADAM LP. As of December 31, 2002, PIMCO had approximately $304.6 billion in assets under management.

o A portfolio management team, led by William H. Gross, a Managing Director, the Chief Investment Officer and a founding partner of PIMCO, manages the Portfolio.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The PIMCO Total Return Portfolio and the PIMCO Total Return Fund, which is also advised by PIMCO, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of PIMCO, performance information regarding the PIMCO Total Return Fund is presented. Management fees paid by the PIMCO Total Return Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the PIMCO Total Return Fund, the average annual return during the periods would have been lower than the numbers set forth below. This result assumes that the current management fee paid by the PIMCO Total Return Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of PIMCO Total Return Fund and the Portfolio will vary.

         The table below compares the PIMCO Total Return Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/02 with the Lehman Aggregate Bond Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.


-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/02
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------

                                                          1 Year                 5 Year                10 Year

-------------------------------------------------- ----------------------- ---------------------- --------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------
PIMCO Total Return Fund -                                  10.20%                  8.16%                 8.30%
Institutional shares
-------------------------------------------------- ----------------------- ---------------------- --------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------
Lehman Aggregate Bond Index                                10.26%                  7.55%                 7.51%
-------------------------------------------------- ----------------------- ---------------------- --------------------


PIMCO EQUITY ADVISORS LLC ("PIMCO Advisors"), a subsidiary of ADAM LP, 1345 Avenue of the Americas, 50th Floor, New York, New York 10105, is the Adviser to the PIMCO Innovation Portfolio of the Trust. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2002, PIMCO Advisors had over $7.4 billion in assets under management.

o Dennis P. McKechnie, Managing Director, joined PIMCO Advisors in 1999 as a portfolio manager. From 1991 to 1999, he was a portfolio manager with Circle Investors, formerly a subsidiary of ADAM L.P.


PRIOR EXPERIENCE WITH COMPARABLE FUND

         The PIMCO Innovation Portfolio and the PIMCO Innovation Fund, which is also advised by PIMCO Advisors, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of PIMCO Advisors, performance information regarding the PIMCO Innovation Fund is presented. Management fees paid by the PIMCO Innovation Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the PIMCO Innovation Fund, the average annual return during the periods would be lower than the numbers set forth below. This result assumes that the current management fee paid by the PIMCO Innovation Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of PIMCO Innovation Fund and the Portfolio will vary.

         The table below compares the PIMCO Innovation Fund's average annual compounded total returns for the 1- and 5- year periods and since inception on 12/22/94 through 12/31/02 with the S&P 500 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/02
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------

                                                         1 Year                 5 Year            Since Inception
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
PIMCO Innovation Fund -                                   -54.99%                -5.45%                 4.98%
Class A shares (with sales charge)
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
PIMCO Innovation Fund                                     -52.21%                -4.07%                 6.09%
Class A shares (without sales charge)
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
S&P 500 Index                                             -22.10%                -0.59%                10.30%*
-------------------------------------------------- ---------------------- ---------------------- ---------------------

* Index performance is from 1/1/95.


         T. ROWE PRICE ASSOCIATES, INC. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202, is the Adviser to the T. Rowe Price Mid-Cap Growth Portfolio of the Trust. T. Rowe Price was founded in 1937. As of December 31, 2002, T. Rowe Price and its affiliates managed over $140.6 billion in investments for more than 8 million individual and institutional investor accounts. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

     o The investment management decisions for the Portfolio are made by an Investment Advisory Committee. Brian W. H. Berghuis acts as Chairman of the Committee. The Committee Chairman has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Berghuis has been chairman of the T. Rowe Price Mid-Cap Growth Fund's committee since 1992. He joined T. Rowe Price in 1985 and has been managing investments since 1988.


PRIOR EXPERIENCE WITH COMPARABLE FUND

         The T. Rowe Price Mid-Cap Growth Portfolio and the T. Rowe Price Mid-Cap Growth Fund, which is also advised by T. Rowe Price, have substantially similar investment objectives, policies, and strategies. T. Rowe Price began managing the Portfolio on January 1, 2003. In order to provide you with information regarding the investment capabilities of T. Rowe Price, performance information regarding the T. Rowe Price Mid-Cap Growth Fund is presented. Management fees paid by the T. Rowe Price Mid-Cap Growth Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the T. Rowe Price Mid-Cap Growth Fund, the average annual return during the periods would have been lower than the numbers set forth below. This result assumes that the current management fee paid by the T. Rowe Price Mid-Cap Growth Fund, as a percentage of average net assets, applied in all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of T. Rowe Price Mid-Cap Growth Fund and the Portfolio will vary.

         The table below compares the T. Rowe Price Mid-Cap Growth Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/02 with the Russell Midcap Growth Index and the S&P Mid Cap 400 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



------------------------------------------------------------ ---------------------------------------------------------
                                                             Average Annual Total Return as of 12/31/02
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ------------------ ------------------- ------------------

                                                                 1 Year              5 Year             10 Year
------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
T. Rowe Price Mid-Cap Growth Fund                                 -21.22%             4.82%              12.80%
------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
Russell Midcap Growth Index                                       -27.40%             -1.82%              6.71%
------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
S & P Mid Cap 400 Index                                           -14.15%             6.41%              11.96%
------------------------------------------------------------ ------------------ ------------------- ------------------



         Distribution Plans

         Each Portfolio has adopted for its Class B and Class E shares a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") and pursuant to each Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors Distribution Company is an affiliate of the Manager, and serves as principal underwriter for the Trust. Each Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolios. Under the Plans for the Class B and Class E shares, the Trust, on behalf of the Portfolios, is permitted to pay to various service providers up to 0.50% for Class B shares and up to 0.25% for Class E shares of the average daily net assets of each Portfolio allocated, as applicable, to Class B and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolios. Currently, payments with respect to Class B and Class E shares are limited to 0.25% and 0.15%, respectively, of average net assets, which amounts may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.


         YOUR INVESTMENT

     Shareholder Information

         The separate accounts of MetLife are the record owners of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

         However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.

                  Dividends, Distributions and Taxes

Dividends and Distributions

         Each Portfolio intends to distribute substantially all of its net investment income, if any. Each Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once a year and not to you, the Contract owner. These distributions are in the form of additional shares and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contracts prospectus accompanying this Prospectus for more information.

         All net realized long- or short-term capital gains of each Portfolio are also declared once a year and reinvested in the Portfolio.

Taxes

         Please see the Contracts prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of a Portfolio's shares and their receipt of dividends and capital gains.

         Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

         Shares of each Portfolio are currently offered only to the separate accounts of MetLife and, in the case of certain Portfolios, to qualified pension and profit sharing plans. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

         Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios are and will be so owned. Thus so long as each Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts.

         The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

         The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.

                  Sales and Purchases of Shares

         The Trust does not sell its shares directly to the public. The Trust continuously sells Class A shares, Class B shares and Class E shares of each Portfolio only to the separate accounts of MetLife to fund Contracts, and in the case of certain Portfolios, sells Class A shares to qualified pension and profit sharing plans. The Trust's Class A shares that are offered to qualified pension and profit sharing plans are not being offered by this Prospectus. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

         MetLife Investors Distribution Company is the principal underwriter and distributor of the Trust's shares. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio determined on that same date.

         Shares of the Portfolios are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets, and Class E shares are subject to a Rule 12b-1 fee of 0.15% of average daily net assets. (However, certain sales or other charges may apply to the Contract, as described in the Contracts prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

Right to Restrict Transfers

         Neither the Trust nor the Contracts are designed for professional market timing organizations, other entities, or individuals using programmed, large and/or frequent transfers. MetLife, in coordination with the Trust's Manager and Advisers, reserves the right to temporarily or permanently refuse exchange requests if, in its judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Portfolio and therefore may be refused. Investors should consult the Contracts prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

Valuation of Shares

         Each Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the NYSE is open. To the extent that a Portfolio's assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio's assets may be affected on days when the Trust is not open for business. In addition, trading in some of a Portfolio's assets may not occur on days when the Trust is open for business.

         Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

         Except for money market instruments maturing in 60 days or less, securities held by the Portfolios are valued at market value. If market values are not readily available, securities are valued at fair value as determined by the Valuation Committee of the Trust's Board of Trustees. Money market instruments maturing in 60 days or less are valued on the amortized cost basis.

FINANCIAL HIGHLIGHTS

         The following financial highlights tables are intended to help you understand each Portfolio's Class A shares, Class B shares and Class E shares, as applicable, financial performance for the past 5 years (or for its period of operation in the case of Portfolios that have operated for less than 5 years). Certain information reflects financial results for a single Portfolio share. Total return in each table shows how much an investment in a Portfolio would have increased (or decreased) during each period (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report is included in the Annual Report of the Trust, which is available upon request.

Met/AIM Mid Cap Core Equity Portfolio*

Class A

                                                    For the period from January
                                                    3, 2002 (commencement of
                                                       operations)
                                                    to December 31,
                                                         2002(a)
NET ASSET VALUE, BEGINNING OF PERIOD......................
                                                         $10.98
INCOME FROM INVESTMENT OPERATIONS:

Net investment income...............................      0.03
Net realized and unrealized gains (losses)..........     (1.15)
                                                         ------
TOTAL FROM INVESTMENT OPERATIONS....................
                                                         (1.12)
DISTRIBUTIONS:
Dividends from net investment income................   (0.00)+++
Distributions from net realized capital gains.......     (0.01)
                                                         ------
TOTAL DISTRIBUTIONS.................................     (0.01)
                                                         ------
NET ASSET VALUE, END OF PERIOD......................     $9.85
                                                         -----
TOTAL RETURN........................................   (10.18)%+
                                                       --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions).............      $4.2
RATIOS TO AVERAGE NET ASSETS (1):
Expenses............................................    0.90%++
Net investment income...............................    0.26%++
PORTFOLIO TURNOVER RATE.............................     37.1%+
(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:
Ratio of Operating Expenses to Average Net Assets:
                                                        1.64%++

Ratio of Expenses to Average Net Assets After Broker
Rebates:                                                0.86%++


* Effective May 1, 2002, the Portfolio changed its name from Met/AIM Mid Cap Equity Portfolio.

+        Non-annualized

++       Annualized

+++      Rounds to less than $0.005 per share.

(a) Net investment income per share was calculated using average shares outstanding.



Met/AIM Mid Cap Core Equity Portfolio*

Class B


                                                                                       For the period from
                                                                                         October 9, 2001
                                                                                         (commencement of
                                                           For the year ended             operations) to
                                                          December 31, 2002(a)         December 31, 2001(a)
                                                          --------------------         -----------------
NET ASSET VALUE, BEGINNING OF PERIOD.................
                                                                 $11.02                       $10.00
                                                                 ------                       ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income................................            0.00+++                     0.00+++
Net realized and unrealized gains (losses)...........            (1.18)                        1.03
                                                                 ------                        ----
TOTAL FROM INVESTMENT OPERATIONS.....................
                                                                 (1.18)                        1.03
                                                                 ------                        ----
DISTRIBUTIONS:.......................................
Dividends from net investment income.......................... (0.00) +++                     (0.01)
Distributions from net realized capital gains.................   (0.01)                        ---
                                                                 ------
TOTAL DISTRIBUTIONS...........................................   (0.01)                       (0.01)
                                                                 ------                       ------
NET ASSET VALUE, END OF PERIOD.......................             $9.83                       $11.02
                                                                  -----                       ------
TOTAL RETURN.........................................           (10.73)%                     10.26%+
                                                                --------                     ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)..............             $32.8                        $4.5
RATIOS TO AVERAGE NET ASSETS (1):
Expenses.............................................             1.15%                      1.15%++
Net investment income................................              ---                      (0.06)%++
PORTFOLIO TURNOVER RATE..............................             37.1%                       18.0%+
(1)  If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:
Ratio of Operating Expenses to Average Net Assets:
                                                                  1.91%                      7.18%++

Ratio of Expenses to Average Net Assets After Broker
Rebates:                                                          1.12%                        N/A


* Effective May 1, 2002, the Portfolio changed its name from Met/AIM Mid Cap
Equity Portfolio.

+        Non-annualized

++       Annualized

+++      Rounds to less than $0.005 per share.

N/A      Not applicable.

(a) Net investment income per share was calculated using average shares outstanding.




Met/AIM Mid Cap Core Equity Portfolio*

Class E



                                                             For the period from April
                                                              1, 2002 (commencement of
                                                                   operations)
                                                                to December 31,
                                                                2002(a)
NET ASSET VALUE, BEGINNING OF PERIOD......................
                                                                       $11.60
INCOME FROM INVESTMENT OPERATIONS:

Net investment income.....................................              0.01
Net realized and unrealized gains (losses)................             (1.76)
                                                                       ------
TOTAL FROM INVESTMENT OPERATIONS..........................
                                                                       (1.75)
DISTRIBUTIONS:
Dividends from net investment income..........................        0.00+++
Distributions from net realized capital gains.................         (0.01)
                                                                       ------
TOTAL DISTRIBUTIONS...........................................         (0.01)
                                                                       ------
NET ASSET VALUE, END OF PERIOD............................             $9.84
                                                                       -----
TOTAL RETURN..............................................           (15.17)%+
                                                                     --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...................              $4.3
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..................................................            1.05%++
Net investment income.....................................            0.13%++
PORTFOLIO TURNOVER RATE...................................             37.1%+
(1)  If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:
Ratio of Operating Expenses to Average Net Assets:
                                                                      1.75%++

Ratio of Expenses to Average Net Assets After Broker
Rebates:                                                              1.02%++


* Effective May 1, 2002, the Portfolio changed its name from Met/AIM Mid Cap
Equity Portfolio.

+        Non-annualized

++       Annualized

+++      Rounds to less than $0.005 per share.

(a) Net investment income per share was calculated using average shares outstanding.



Met/AIM Small Cap Growth Portfolio

Class A


                                                            For the period from January
                                                              3, 2002 (commencement of
                                                                   operations)
                                                                to December 31,
                                                                2002(a)
NET ASSET VALUE, BEGINNING OF PERIOD......................
                                                                       $11.85
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss.......................................             (0.06)
Net realized and unrealized losses........................             (3.14)
                                                                       ------
TOTAL FROM INVESTMENT OPERATIONS..........................
                                                                       (3.20)
NET ASSET VALUE, END OF PERIOD ...........................             $8.65
                                                                       -----
TOTAL RETURN..............................................           (27.00)%+
                                                                     ---------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...................              $6.7
RATIOS TO AVERAGE NET ASSETS(1):
Expenses..................................................            1.05%++
Net investment loss.......................................           (0.64)%++
PORTFOLIO TURNOVER RATE...................................             19.5%+
(1)  If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net Assets:                    2.10%++

Ratio of Expenses to Average Net Assets After Broker
Rebates:                                                              1.03%++

+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.




Met/AIM Small Cap Growth Portfolio

Class B

                                                                                           For the period from October
                                                                                             9, 2001 (commencement of

operations) to
                                                            For the year ended December        December 31, 2001(a)
                                                                    31, 2002(a)
NET ASSET VALUE, BEGINNING OF PERIOD......................
                                                                       $11.89                         $10.00
                                                                       ------                         ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss.......................................             (0.08)                         (0.02)
Net realized and unrealized gains (losses)................             (3.19)                          1.91
                                                                       ------                          ----
TOTAL FROM INVESTMENT OPERATIONS..........................
                                                                       (3.27)                          1.89
                                                                       ------                          ----
NET ASSET VALUE, END OF PERIOD...........................              $8.62                          $11.89
                                                                       -----                          ------
TOTAL RETURN..............................................            (27.50)%                       18.90%+
                                                                      --------                       -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...................             $47.1                           $7.6
RATIOS TO AVERAGE NET ASSETS(1):
Expenses..................................................             1.30%                         1.30%++
Net investment loss.......................................            (0.87)%                       (0.92)%++
PORTFOLIO TURNOVER RATE...................................             19.5%                          5.1%+
(1)  If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net Assets:                  2.32%                            5.22%++

Ratio of Expenses to Average Net Assets After
Broker Rebates:                                                     1.28%                              N/A

+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.



Met/AIM Small Cap Growth Portfolio

Class E


                                                             For the period from April
                                                              1, 2002 (commencement of
                                                                   operations)
                                                                to December 31,
                                                                2002(a)
NET ASSET VALUE, BEGINNING OF PERIOD......................
                                                                       $11.54
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss.......................................             (0.05)
Net realized and unrealized losses........................             (2.85)
                                                                       ------
TOTAL FROM INVESTMENT OPERATIONS..........................
                                                                       (2.90)
NET ASSET VALUE, END OF PERIOD ...........................             $8.64
                                                                       -----
TOTAL RETURN..............................................           (25.13)%+
                                                                     ---------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...................              $1.8

RATIOS TO AVERAGE NET ASSETS(1):
Expenses..................................................            1.20%++
Net investment loss.......................................           (0.77)%++
PORTFOLIO TURNOVER RATE...................................             19.5%+
(1)  If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net Assets:                    2.23%++

Ratio of Expenses to Average Net Assets After Broker
Rebates:                                                              1.18%++

+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.



Harris Oakmark International Portfolio
(formerly State Street Research Concentrated International Portfolio)*

Class A



                                                            For the period from January
                                                              3, 2002 (commencement of
                                                                   operations)
                                                                to December 31,
                                                                2002(a)
NET ASSET VALUE, BEGINNING OF PERIOD......................
                                                                       $10.81
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..............................              0.06
Net realized and unrealized losses........................             (1.97)
                                                                       ------
TOTAL FROM INVESTMENT OPERATIONS..........................
                                                                       (1.91)
DISTRIBUTIONS:
Dividends from net investment income..........................         (0.01)
Distributions from net realized capital gains.................          ---
                                                                        ---
TOTAL DISTRIBUTIONS...........................................         (0.01)
                                                                       ------
NET ASSET VALUE, END OF PERIOD............................             $8.89
                                                                       -----
TOTAL RETURN..............................................           (17.64)%+
                                                                     --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...................              $4.8
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..................................................            1.10%++
Net investment income.....................................            0.68%++
PORTFOLIO TURNOVER RATE...................................             82.0%+
(1)  If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net Assets:                    2.49%++

Ratio of Expenses to Average Net Assets  After Broker
Rebates:                                                              1.08%++

*........Effective January 1, 2003, the Portfolio changed its name to
..........Harris Oakmark International Portfolio and Harris Associates L.P.
..........became the Portfolio's Adviser.
..........
+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.


Harris Oakmark International Portfolio
(formerly State Street Research Concentrated International Portfolio)*

Class B

                                                                                   For the period from October
                                                                                     9, 2001 (commencement of

operations) to
                                                         For the year ended            December 31, 2001(a)
                                                                                       -----------------
                                                        December 31, 2002(a)
NET ASSET VALUE, BEGINNING OF PERIOD..............
                                                               $10.84                         $10.00
                                                               ------                         ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)......................              0.01                          (0.02)
Net realized and unrealized gains (losses)........             (1.97)                          0.99
                                                               ------                          ----
TOTAL FROM INVESTMENT OPERATIONS..................
                                                               (1.96)                          0.97
                                                               ------                          ----
DISTRIBUTIONS:
Dividends from net investment income.......................... (0.01)                         (0.01)
Distributions from net realized capital gains.................   ---                          (0.12)
                                                                 ---                          ------
TOTAL DISTRIBUTIONS........................................... (0.01)                         (0.13)
                                                               ------                         ------
NET ASSET VALUE, END OF PERIOD....................              $8.87                         $10.84
                                                                -----                         ------
                                                              (18.09)%                        9.69%+
                                                              --------                        -----
TOTAL RETURN......................................

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...........              $17.9                          $5.8
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..........................................              1.35%                        1.35%++
Net investment income (loss)......................              0.15%                       (0.07)%++
PORTFOLIO TURNOVER RATE...........................              82.0%                         22.5%+
(1)  If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net                     2.64%                         5.69%++
Assets:

Ratio of Expenses to Average Net Assets After
Broker Rebates:                                                1.31%                           N/A

*........Effective January 1, 2003, the Portfolio changed its name to
..........Harris Oakmark International Portfolio and Harris Associates L.P.
..........became the Portfolio's Adviser.
..........
+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.




Harris Oakmark International Portfolio
(formerly State Street Research Concentrated International Portfolio)*

Class E


                                                             For the period from April
                                                              1, 2002 (commencement of
                                                                   operations)
                                                                to December 31,
                                                                2002(a)
NET ASSET VALUE, BEGINNING OF PERIOD......................
                                                                       $10.70
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..............................             (0.01)
Net realized and unrealized losses........................             (1.81)
                                                                       ------
TOTAL FROM INVESTMENT OPERATIONS..........................
                                                                       (1.82)
DISTRIBUTIONS:
Dividends from net investment income..........................         (0.01)
Distributions from net realized capital gains.................          ---
                                                                        ---
TOTAL DISTRIBUTIONS...........................................         (0.01)
                                                                       ------
NET ASSET VALUE, END OF PERIOD............................             $8.87
                                                                       -----
TOTAL RETURN..............................................           (16.99)%+
                                                                     --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...................              $1.5
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..................................................            1.25%++
Net investment income (loss)..............................           (0.16)%++
PORTFOLIO TURNOVER RATE...................................             82.0%+


(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net Assets:                    2.42%++

Ratio of Expenses to Average Net Assets  After Broker
Rebates:                                                              1.22%++

*........Effective January 1, 2003, the Portfolio changed its name to
..........Harris Oakmark International Portfolio and Harris Associates L.P.
..........became the Portfolio's Adviser.
..........
+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.



Janus Aggressive Growth Portfolio

Class A



                                                            For the period from January
                                                              3, 2002 (commencement of
                                                                   operations)
                                                                to December 31,
                                                                2002(a)
NET ASSET VALUE, BEGINNING OF PERIOD......................
                                                                       $7.44
INCOME FROM INVESTMENT OPERATIONS:

Net investment income.....................................              0.01
Net realized and unrealized gains (losses)................             (2.08)
                                                                       ------
TOTAL FROM INVESTMENT OPERATIONS..........................
                                                                       (2.07)
DISTRIBUTIONS:

Dividends from net investment income......................           (0.00)+++
Distributions from net realized capital gains.............              ---
                                                                        ---

                                                                     (0.00)+++
TOTAL DISTRIBUTIONS
NET ASSET VALUE, END OF PERIOD............................             $5.37
                                                                       -----
TOTAL RETURN..............................................           (27.78)%+
                                                                     --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...................              $2.7
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..................................................            0.85%++
Net investment income.....................................            0.11%++
PORTFOLIO TURNOVER RATE...................................             92.7%+

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net Assets:                    1.43%++

Ratio of Expenses to Average Net Assets After Broker
Rebates:                                                              0.77%++


+        Non-annualized

++       Annualized

+++      Rounds to less than $0.005 per share.

(a) Net investment income per share was calculated using average shares outstanding.



Janus Aggressive Growth Portfolio

Class B

                                                                                        For the period from
                                                                                         February 12, 2001
                                                                                         (commencement of
                                                      For the year ended December         operations) to
                                                                         ---------
                                                              31, 2002(a)              December 31, 2001(a)
                                                              -----------              --------------------
NET ASSET VALUE, BEGINNING OF PERIOD................
                                                                 $7.40                        $10.00
                                                                 -----                        ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)........................             (0.01)                       0.00+++
Net realized and unrealized gains (losses)..........             (2.05)                       (2.60)
                                                                 ------                       ------
TOTAL FROM INVESTMENT OPERATIONS....................
                                                                 (2.06)                       (2.60)
                                                                 ------                       ------
DISTRIBUTIONS:......................................

Dividends from net investment income................           (0.00)+++                        ---
Distributions from net realized capital gains.......              ---                           ---
                                                                  ---                           ---

TOTAL DISTRIBUTIONS                                            (0.00)+++                        ---
                                                               ------                           ---
NET ASSET VALUE, END OF PERIOD......................             $5.34                         $7.40
                                                                 -----                         -----
TOTAL RETURN........................................            (27.83)%                     (26.00)%+
                                                                --------                     --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions).............             $46.8                         $15.2
RATIOS TO AVERAGE NET ASSETS (1):
Expenses............................................             1.10%                        1.10%++
Net investment loss.................................            (0.18)%                      (0.11)%++
PORTFOLIO TURNOVER RATE.............................             92.7%                        98.4%+
(1)  If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net Assets:               1.69%                        4.03%++

Ratio of Expenses to Average Net Assets After
Broker Rebates:                                                  1.00%                          N/A


+        Non-annualized

++       Annualized

+++      Rounds to less than $0.005 per share.

N/A      Not applicable

(a) Net investment income per share was calculated using average shares outstanding.




Lord Abbett Bond Debenture Portfolio*
Class A


                           FOR THE YEARS ENDED DECEMBER 31,


                                          2002(a)            2001(a)             2000           1999        1998
                                          -------            -------             ----           ----        ----
NET ASSET VALUE, BEGINNING OF PERIOD
                                           $11.22            $11.75             $12.48         $12.38      $12.11
                                           ------            ------             ------         ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............        0.77              0.90               1.00           0.71        0.68
Net realized and unrealized gains
(losses)............................       (0.79)            (0.48)             (0.90)         (0.29)       0.08
                                           ------            ------             ------         ------       ----
TOTAL FROM INVESTMENT OPERATIONS....

                                           (0.02)             0.42               0.10           0.42        0.76
                                           ------             ----               ----           ----        ----
DISTRIBUTIONS:
Dividends from net investment income..........................
                                           (0.96)            (0.95)             (0.83)         (0.24)      (0.35)
Distributions from net realized
capital gains...............................---...............----               ----          (0.08)      (0.14)
                                            ---               ----               ----          ------      ------
TOTAL DISTRIBUTIONS........................(0.96)............(0.95)             (0.83)         (0.32)      (0.49)
                                           ------            ------             ------         ------      ------
NET ASSET VALUE, END OF PERIOD......
                                           $10.24            $11.22             $11.75         $12.48      $12.38
                                           ------            ------             ------         ------      ------
TOTAL RETURN........................      (0.39)%             3.76%             0.87%          3.40%        6.26%
                                          -------             -----             -----          -----        -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)...........................       $202.1            $154.2             $155.2         $170.2      $120.0
RATIOS TO AVERAGE NET ASSETS(1):
Expenses............................       0.70%              0.72%             0.85%          0.85%        0.85%
Net investment income...............       7.43%              7.76%             7.78%          6.74%        6.58%
PORTFOLIO TURNOVER RATE.............       45.8%              66.2%             64.9%          46.7%        84.7%

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to             0.77%              0.75%             0.86%          0.86%        0.93%
Average Net Assets:


* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Bond Debenture Portfolio, a portfolio of Cova Series Trust, that followed the same investment objective as the Portfolio. The information for each of the periods prior to February 12, 2001 is that of the predecessor Bond Debenture Portfolio.

(a) Net investment income per share was calculated using average shares outstanding.



Lord Abbett Bond Debenture Portfolio
Class B


                                                                              For the period from March 22, 2001
                                                                               (commencement of operations) to
                                              For the year ended December            December 31, 2001(a)
                                                                 ---------           --------------------


                                                        31, 2002(a)

NET ASSET VALUE, BEGINNING OF PERIOD.......
                                                         $11.20                             $12.03
                                                         ------                             ------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income......................               0.72                               0.64

Net realized and unrealized losses.........              (0.76)                             (0.52)
                                                         ------                             ------

TOTAL FROM INVESTMENT OPERATIONS...........
                                                         (0.04)                              0.12
                                                         ------                              ----

DISTRIBUTIONS:

Dividends from net investment income..........................
                                                         (0.95)                             (0.95)

Distributions from net realized capital                   ---                                ----
                                                          ---                                ----
gains.........................................................

TOTAL DISTRIBUTIONS......................................(0.95)                             (0.95)
                                                         ------                             ------

NET ASSET VALUE, END OF PERIOD.............
                                                         $10.21                             $11.20
                                                         ------                             ------

TOTAL RETURN...............................             (0.57)%                             1.17%+
                                                        -------                             -----

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)....
                                                         $197.4                              $31.8

RATIOS TO AVERAGE NET ASSETS(1):

Expenses...................................              0.95%                              0.95%++

Net investment income......................              7.12%                              7.38%++

PORTFOLIO TURNOVER RATE....................              45.8%                              66.2%+

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net               1.05%                              0.98%++
Assets:

+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.



Lord Abbett Bond Debenture Portfolio
Class E


                                                                               For the period from April 1,
                                                                                   2002 (commencement of

                                                                                   operations)
                                                                                   to
                                                                                   December
                                                                                   31,
                                                                                   2002(a)


                NET ASSET VALUE, BEGINNING OF PERIOD.........................
                                                                                          $11.27

                INCOME FROM INVESTMENT OPERATIONS:

                Net investment income........................................              0.53

                Net realized and unrealized losses...........................             (0.62)
                                                                                          ------

                TOTAL FROM INVESTMENT OPERATIONS.............................
                                                                                          (0.09)

                DISTRIBUTIONS:

                Dividends from net investment income..........................
                                                                                          (0.96)

                Distributions from net realized capital gains.................             ----
                                                                                           ----

                TOTAL DISTRIBUTIONS...........................................            (0.96)
                                                                                          ------

                NET ASSET VALUE, END OF PERIOD...............................
                                                                                          $10.22

                TOTAL RETURN.................................................            (1.03)%+
                                                                                         -------

                RATIOS/SUPPLEMENTAL DATA:

                Net assets, end of period (In millions)......................
                                                                                           $2.5

                RATIOS TO AVERAGE NET ASSETS(1):

                Expenses.....................................................             0.85%++

                Net investment income........................................             7.12%++

                PORTFOLIO TURNOVER RATE......................................             45.8%+

                (1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

                Ratio of Operating Expenses to Average Net Assets:                        0.98%++

+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.



MFS Research International Portfolio
Class A

                                                                                 For the period from May 1,
                                                                                    2001 (commencement of
                                                 For the year ended December           operations) to
                                                                    ---------
                                                         31, 2002(a)                December 31, 2001(a)
                                                         -----------                --------------------


NET ASSET VALUE, BEGINNING OF PERIOD...........
                                                            $8.48                           $9.55
                                                            -----                           -----

INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)...................              0.06                          (0.01)

Net realized and unrealized losses.............             (1.04)                         (1.04)
                                                            ------                         ------

TOTAL FROM INVESTMENT OPERATIONS...............
                                                            (0.98)                         (1.05)
                                                            ------                         ------

DISTRIBUTIONS:

Dividends from net investment income..........................
                                                            (0.01)                         (0.02)

Distributions from net realized capital gains.................
                                                             ---                             ---

TOTAL DISTRIBUTIONS.........................................(0.01)                         (0.02)
                                                            ------                         ------

NET ASSET VALUE, END OF PERIOD.................
                                                            $7.49                           $8.48
                                                            -----                           -----

TOTAL RETURN...................................            (11.52)%                       (11.04)%+
                                                           --------                       --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)........
                                                             $9.4                           $3.7

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.......................................             1.00%                          1.00%++

Net investment income (loss)...................             0.73%                         (0.01)%++

PORTFOLIO TURNOVER RATE........................             114.1%                         133.6%+

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net                  1.86%                          5.08%++
Assets:

+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.



MFS Research International Portfolio
Class B

                                                                                   For the period from
                                                                                    February 12, 2001
                                                                                     (commencement of
                                                      For the year ended       operations) to December 31,
                                                                                             -------------
                                                     December 31, 2002(a)                2001(a)
                                                     --------------------                -------


NET ASSET VALUE, BEGINNING OF PERIOD............
                                                             $8.48                       $10.00
                                                             -----                       ------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income...........................             0.03                         0.01

Net realized and unrealized losses..............            (1.03)                       (1.52)
                                                            ------                       ------

TOTAL FROM INVESTMENT OPERATIONS................
                                                            (1.00)                       (1.51)
                                                            ------                       ------

DISTRIBUTIONS:

Dividends from net investment income..........................
                                                            (0.01)                       (0.01)

Distributions from net realized capital gains.................
                                                              ---                          ---

TOTAL DISTRIBUTIONS.........................................(0.01)                       (0.01)
                                                            ------                       ------

NET ASSET VALUE, END OF PERIOD..................
                                                             $7.47                        $8.48
                                                             -----                        -----

TOTAL RETURN....................................           (11.80)%                     (15.14)%+
                                                           --------                     --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions).........             $67.1                        $14.7

RATIOS TO AVERAGE NET ASSETS(1):

Expenses........................................             1.25%                       1.25%++

Net investment income (loss)....................             0.34%                       0.13%++

PORTFOLIO TURNOVER RATE.........................            114.1%                       133.6%+

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net                   2.07%                       5.33%++
Assets:

+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.



MFS Research International Portfolio
Class E

                                                                                 For the period from October
                                                                                  31, 2001 (commencement of
                                                 For the year ended December           operations) to
                                                                    ---------
                                                         31, 2002(a)                December 31, 2001(a)
                                                         -----------                --------------------


NET ASSET VALUE, BEGINNING OF PERIOD...........
                                                            $8.48                           $8.15
                                                            -----                           -----

INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)...................              0.03                          (0.01)

Net realized and unrealized gains (losses).....             (1.02)                          0.35
                                                            ------                          ----

TOTAL FROM INVESTMENT OPERATIONS...............
                                                            (0.99)                          0.34
                                                            ------                          ----

DISTRIBUTIONS:

Dividends from net investment income..........................
                                                            (0.01)                         (0.01)

Distributions from net realized capital gains.................
                                                             ---                             ---

TOTAL DISTRIBUTIONS.........................................(0.01)                         (0.01)
                                                            ------                         ------

NET ASSET VALUE, END OF PERIOD.................
                                                            $7.48                           $8.48
                                                            -----                           -----

TOTAL RETURN...................................            (11.65)%                        4.22%+
                                                           --------                        -----

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)........
                                                             $1.8                           $---

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.......................................             1.15%                          1.15%++

Net investment income (loss)...................             0.34%                         (1.02)%++

PORTFOLIO TURNOVER RATE........................             114.1%                         133.6%+

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net                  1.82%                          5.23%++
Assets:

+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.



PIMCO Total Return Portfolio

Class A

                                                                              For the period from May 1,
                                                                                 2001 (commencement of
                                             For the year ended December            operations) to
                                                                ---------
                                                      31, 2002(a)                December 31, 2001(a)
                                                      -----------                -----------------

NET ASSET VALUE, BEGINNING OF PERIOD.......
                                                        $10.35                          $10.03
                                                        ------                          ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income......................              0.33                            0.27
Net realized and unrealized gains..........              0.66                            0.40
                                                         ----                            ----
TOTAL FROM INVESTMENT OPERATIONS...........
                                                         0.99                            0.67
                                                         ----                            ----
DISTRIBUTIONS:
Dividends from net investment income......................---.                          (0.20)
Distributions from net realized capital                   ---                           (0.15)
                                                          ---                           ------
gains.........................................................
TOTAL DISTRIBUTIONS.......................................---.                          (0.35)
                                                          ---                           ------
NET ASSET VALUE, END OF PERIOD.............             $11.34                          $10.35
                                                        ------                          ------
TOTAL RETURN...............................              9.57%                          6.68%+
                                                         -----                          -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)....             $155.0                           $59.1
RATIOS TO AVERAGE NET ASSETS (1):
Expenses...................................              0.65%                          0.65%++
Net investment income......................              3.06%                          3.76%++
PORTFOLIO TURNOVER RATE....................             474.4%                          346.0%+
(1)  If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:
Ratio of Operating Expenses to Average Net
Assets:                                                  0.64%                          1.15%++


+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.



PIMCO Total Return Portfolio

Class B

                                                                                   For the period from
                                                                                    February 12, 2001
                                                                                    (commencement of
                                                      For the year ended             operations) to
                                                     December 31, 2002(a)         December 31, 2001(a)
                                                     --------------------         -----------------


NET ASSET VALUE, BEGINNING OF PERIOD............
                                                            $10.33                       $10.00
                                                            ------                       ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income...........................             0.31                         0.32
Net realized and unrealized gains...............             0.65                         0.34
                                                             ----                         ----
TOTAL FROM INVESTMENT OPERATIONS................
                                                             0.96                         0.66
                                                             ----                         ----
DISTRIBUTIONS:
Distributions in excess of net investment income..............---                        (0.18)
Distributions from net realized capital gains.................---                        (0.15)
                                                              ---                        ------
TOTAL DISTRIBUTIONS...........................................---                        (0.33)
                                                              ---                        ------
NET ASSET VALUE, END OF PERIOD..................            $11.29                       $10.33
                                                            ------                       ------
TOTAL RETURN....................................             9.29%                       6.68%+
                                                             -----                       -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions).........            $427.7                        $46.2
RATIOS TO AVERAGE NET ASSETS (1):
Expenses........................................             0.90%                       0.90%++
Net investment income...........................             2.85%                       3.48%++
PORTFOLIO TURNOVER RATE.........................            474.4%                       346.0%+
(1)  If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:
Ratio of Operating Expenses to Average Net
Assets:                                                      0.90%                       1.40%++


+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.



PIMCO Total Return Portfolio

Class E

                                                                              For the period from October
                                                                               31, 2001 (commencement of
                                             For the year ended December            operations) to
                                                                ---------
                                                      31, 2002(a)                December 31, 2001(a)
                                                      -----------                -----------------


NET ASSET VALUE, BEGINNING OF PERIOD.......
                                                        $10.33                          $10.65
                                                        ------                          ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income......................              0.33                            0.07
Net realized and unrealized gains (losses).              0.64                           (0.26)
                                                         ----                           ------
TOTAL FROM INVESTMENT OPERATIONS...........
                                                         0.97                           (0.19)
                                                         ----                           ------
DISTRIBUTIONS:
Dividends from net investment income......................---.                          (0.09)
Distributions from net realized capital                   ---                           (0.04)
                                                          ---                           ------
gains.........................................................
TOTAL DISTRIBUTIONS.......................................---.                          (0.13)
                                                          ---                           ------
NET ASSET VALUE, END OF PERIOD.............             $11.30                          $10.33
                                                        ------                          ------
TOTAL RETURN...............................              9.39%                         (1.81)%+
                                                         -----                         -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)....              $29.2                           $0.1
RATIOS TO AVERAGE NET ASSETS (1):
Expenses...................................              0.80%                          0.80%++
Net investment income......................              3.00%                          3.71%++
PORTFOLIO TURNOVER RATE....................             474.4%                          346.0%+
(1)  If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:
Ratio of Operating Expenses to Average Net
Assets:                                                  0.80%                          1.30%++


+........Non-annualized

++.......Annualized

(a) Net investment income per share was calculated using average shares outstanding.



PIMCO Innovation Portfolio

Class A

                                                                                    For the period from May
                                                                                    1, 2001 (commencement of

operations) to
                                                     For the year ended December      December 31, 2001(a)
                                                             31, 2002(a)


NET ASSET VALUE, BEGINNING OF PERIOD...............
                                                                $6.18                        $8.06
                                                                -----                        -----
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss................................             (0.04)                       (0.04)
Net realized and unrealized losses.................             (3.08)                       (1.84)
                                                                ------                       ------
TOTAL FROM INVESTMENT OPERATIONS...................
                                                                (3.12)                       (1.88)
                                                                ------                       ------
NET ASSET VALUE, END OF PERIOD.....................             $3.06                        $6.18
                                                                -----                        -----
TOTAL RETURN.......................................            (50.49)%                    (23.33)%+
                                                               --------                    --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)............             $13.0                        $16.1
RATIOS TO AVERAGE NET ASSETS (1):
Expenses...........................................             1.10%                       1.10%++
Net investment loss................................            (0.90)%                     (0.90)%++
PORTFOLIO TURNOVER RATE............................             227.2%                      346.9%+
(1)  If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net Assets:              1.73%                       3.97%++

Ratio of Expenses to Average Net Assets After
Broker Rebates:                                                 1.04%                         N/A

+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment loss per share was calculated using average shares outstanding.



PIMCO Innovation Portfolio

Class B

                                                                                     For the period from
                                                                                      February 12, 2001
                                                                                       (commencement of
                                                         For the year ended             operations) to
                                                        December 31, 2002(a)         December 31, 2001(a)


NET ASSET VALUE, BEGINNING OF PERIOD...............
                                                                $6.16                       $10.00
                                                                -----                       ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss................................            (0.04)                       (0.06)
Net realized and unrealized losses.................            (3.08)                       (3.78)
                                                               ------                       ------
TOTAL FROM INVESTMENT OPERATIONS...................
                                                               (3.12)                       (3.84)
                                                               ------                       ------
NET ASSET VALUE, END OF PERIOD.....................             $3.04                       $6.16
                                                                -----                       -----
TOTAL RETURN.......................................           (50.65)%                    (38.40)%+
                                                              --------                    --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)............             $15.2                        $9.6
RATIOS TO AVERAGE NET ASSETS (1):
Expenses...........................................             1.35%                      1.35%++
Net investment loss................................            (1.13)%                    (1.01)%++
PORTFOLIO TURNOVER RATE............................            227.2%                      346.9%+
(1)  If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net Assets:              1.96%                      4.21%++

Ratio of Expenses to Average Net Assets After
Broker Rebates:                                                 1.27%                        N/A

+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment loss per share was calculated using average shares outstanding.



PIMCO Innovation Portfolio

Class E

                                                                                      For the period from
                                                                                        October 31, 2001
                                                                                        (commencement of
                                                     For the year ended December         operations) to
                                                                        ---------
                                                             31, 2002(a)              December 31, 2001(a)
                                                             -----------              --------------------


NET ASSET VALUE, BEGINNING OF PERIOD...............
                                                                $6.17                        $5.24
                                                                -----                        -----
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss................................             (0.03)                       (0.01)
Net realized and unrealized gains                               (3.09)                        0.94
                                                                ------                        ----
(losses)...........................................
TOTAL FROM INVESTMENT OPERATIONS...................
                                                                (3.12)                        0.93
                                                                ------                        ----
NET ASSET VALUE, END OF PERIOD.....................             $3.05                        $6.17
                                                                -----                        -----
TOTAL RETURN.......................................            (50.57)%                     17.75%+
                                                               --------                     ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)............              $1.2                         $0.1
RATIOS TO AVERAGE NET ASSETS (1):
Expenses...........................................             1.25%                       1.25%++
Net investment loss................................            (0.97)%                     (1.18)%++
PORTFOLIO TURNOVER RATE............................             227.2%                      346.9%+
(1)  If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net Assets:              1.83%                       4.11%++


Ratio of Expenses to Average Net Assets After                   1.12%                         N/A
Broker Rebates:

+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment loss per share was calculated using average shares outstanding.




T. Rowe Price Mid-Cap Growth Portfolio
(formerly MFS Mid Cap Growth Portfolio)*
Class A

                                                                             For the period from May 1, 2001
                                                                             (commencement of operations) to
                                              For the year ended December          December 31, 2001(a)
                                                                 ---------         --------------------
                                                      31, 2002(a)


NET ASSET VALUE, BEGINNING OF PERIOD........
                                                          $8.37                           $9.76
                                                          -----                           -----

INCOME FROM INVESTMENT OPERATIONS:

Net investment loss.........................             (0.02)                           (0.02)

Net realized and unrealized losses..........             (3.66)                           (1.37)
                                                         ------                           ------

TOTAL FROM INVESTMENT OPERATIONS............
                                                         (3.68)                           (1.39)
                                                         ------                           ------

DISTRIBUTIONS:

Dividends from net investment income.......................---                             ----

Distributions from net capital realized                  (0.03)                            ----
                                                         ------                            ----
gains.........................................................

TOTAL DISTRIBUTIONS......................................(0.03)                            ----
                                                         ------                            ----

NET ASSET VALUE, END OF PERIOD..............
                                                          $4.66                           $8.37
                                                          -----                           -----

TOTAL RETURN................................            (44.00)%                        (14.24)%+
                                                        --------                        --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions).....
                                                          $16.0                           $13.5

RATIOS TO AVERAGE NET ASSETS(1):

Expenses....................................              0.80%                          0.80%++

Net investment loss.........................             (0.34)%                        (0.35)%++

PORTFOLIO TURNOVER RATE.....................             157.2%                           86.3%+

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net                1.10%                          2.35%++
Assets:

Ratio of Expenses to Average Net Assets                   0.73%                            N/A
After Broker Rebates:


     *........Effective  January 1, 2003,  the Portfolio  changed its name to T.
     Rowe Price Mid-Cap Growth Portfolio and T. Rowe Price Associates, Inc. became the Portfolio's Adviser.

+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.



T. Rowe Price Mid-Cap Growth Portfolio
(formerly MFS Mid Cap Growth Portfolio)*

Class B

                                                                                    For the period from
                                                                                     February 12, 2001
                                                                                      (commencement of
                                                        For the year ended            operations) to
                                                       December 31, 2002(a)         December 31, 2001(a)



NET ASSET VALUE, BEGINNING OF PERIOD..............
                                                              $8.34                        $10.00
                                                              -----                        ------

INCOME FROM INVESTMENT OPERATIONS:

Net investment loss...............................            (0.03)                       (0.04)

Net realized and unrealized losses................            (3.64)                       (1.62)
                                                              ------                       ------

TOTAL FROM INVESTMENT OPERATIONS..................
                                                              (3.67)                       (1.66)
                                                              ------                       ------

DISTRIBUTIONS:

Dividends from net investment income..........................
                                                               ---                          ----

Distributions from net realized capital gains.................(0.03)                        ----
                                                              ------                        ----

TOTAL DISTRIBUTIONS...........................................(0.03)                        ----
                                                              ------                        ----

NET ASSET VALUE, END OF PERIOD....................
                                                              $4.64                        $8.34
                                                              -----                        -----

TOTAL RETURN......................................           (44.04)%                    (16.60)%+
                                                             --------                    --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)...........
                                                              $62.6                        $23.4

RATIOS TO AVERAGE NET ASSETS(1):

Expenses..........................................            1.05%                       1.05%++

Net investment loss...............................           (0.54)%                     (0.53)%++

PORTFOLIO TURNOVER RATE...........................            157.2%                       86.3%+

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net Assets:            1.41%                       2.60%++

Ratio of Expenses to Average Net Assets After                 0.96%                         N/A
Broker Rebates:

*........Effective January 1, 2003, the Portfolio changed its name to
         T. Rowe Price Mid-Cap Growth Portfolio and T. Rowe Price Associates, Inc. became the Portfolio's Adviser.

+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.




T. Rowe Price Mid-Cap Growth Portfolio
(formerly MFS Mid Cap Growth Portfolio)*
Class E

                                                                             For the period from October 31,
                                                                                  2001 (commencement of
                                              For the year ended December      operations) to December 31,
                                                                 ---------                   -------------
                                                       31, 2002(a)                       2001(a)
                                                       -----------                       -------


NET ASSET VALUE, BEGINNING OF PERIOD........
                                                          $8.36                           $7.42
                                                          -----                           -----

INCOME FROM INVESTMENT OPERATIONS:

Net investment loss.........................             (0.02)                           (0.01)

Net realized and unrealized gains (losses)..             (3.66)                            0.95
                                                         ------                            ----

TOTAL FROM INVESTMENT OPERATIONS............
                                                         (3.68)                            0.94
                                                         ------                            ----

DISTRIBUTIONS:

Dividends from net investment income.......................---                             ----

Distributions from net capital realized                  (0.03)                            ----
                                                         ------                            ----
gains.........................................................

TOTAL DISTRIBUTIONS......................................(0.03)                            ----
                                                         ------                            ----

NET ASSET VALUE, END OF PERIOD..............
                                                          $4.65                           $8.36
                                                          -----                           -----

TOTAL RETURN................................            (44.05)%                         12.67%+
                                                        --------                         ------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions).....
                                                          $2.1                             $---

RATIOS TO AVERAGE NET ASSETS(1):

Expenses....................................              0.95%                          0.95%++

Net investment loss.........................             (0.38)%                        (0.70)%++

PORTFOLIO TURNOVER RATE.....................             157.2%                           86.3%+

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net                1.34%                          2.49%++
Assets:

Ratio of Expenses to Average Net Assets                   0.84%                            N/A
After Broker Rebates:


*........Effective January 1, 2003, the Portfolio changed its name to T. Rowe Price Mid-Cap
            Growth Portfolio and T. Rowe Price Associates, Inc. became the Portfolio's Adviser.

+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.
..........

     FOR MORE INFORMATION

If you would like more information about a Portfolio, the following documents are available to you free upon request:

Annual/Semi-annual Reports

         Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information ("SAI")

         Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about a Portfolio, contact:

                             Met Investors Series Trust
                              22 Corporate Plaza Drive
                           Newport Beach, California 92660
                                   1-800-848-3854


Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission (`SEC"):

o  In person      Review and copy documents in the SEC's Public Reference Room in Washington, D.C.  (for information call
                  202-942-8090).

o  On line        Retrieve information from the EDGAR database on the SEC's
                  web site at: http://www.sec.gov.

o  By mail        Request documents, upon payment of a duplicating fee,
                  by writing to SEC, Public Reference Section, Washington, D.C.
                  20549 or by e-mailing the SEC at publicinfo@sec.gov.

                                   SEC FILE # 811-10183

                                  [FRONT COVER]




                           Met Investors Series Trust

                      Met/AIM Mid Cap Core Equity Portfolio
                       Met/AIM Small Cap Growth Portfolio
                     Harris Oakmark International Portfolio
      (formerly State Street Research Concentrated International Portfolio)
                        Janus Aggressive Growth Portfolio
                          PIMCO Total Return Portfolio
                           PIMCO Innovation Portfolio
                     T. Rowe Price Mid-Cap Growth Portfolio
                     (formerly MFS Mid Cap Growth Portfolio)

                                 Class A Shares

                                   Prospectus

                                   May 1, 2003

   Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and
        Exchange Commission passed upon the accuracy or adequacy of this
      Prospectus. Any representation to the contrary is a criminal offense.



                                TABLE OF CONTENTS

                                                                                                               PAGE

INTRODUCTION......................................................................................................3
------------
         Understanding the Trust..................................................................................3
         -----------------------
         Understanding the Portfolios.............................................................................4
         ----------------------------
THE PORTFOLIOS....................................................................................................6
--------------
         Investment Summary.......................................................................................6
         ------------------
                  Met/AIM Mid Cap Core Equity Portfolio...........................................................8
                  -------------------------------------
                  Met/AIM Small Cap Growth Portfolio.............................................................13
                  ----------------------------------
                  Harris Oakmark International Portfolio.........................................................18
                  --------------------------------------
                  Janus Aggressive Growth Portfolio..............................................................23
                  ---------------------------------
                  PIMCO Total Return Portfolio...................................................................28
                  ----------------------------
                  PIMCO Innovation Portfolio.....................................................................33
                  --------------------------
                  T. Rowe Price Mid-Cap Growth Portfolio.........................................................38
                  --------------------------------------
         Primary Risks of Investing in the Portfolios............................................................42
         --------------------------------------------
         Additional Investment Strategies........................................................................46
         --------------------------------
         Management..............................................................................................58
         ----------
                  The Manager....................................................................................59
                  -----------
                  The Advisers...................................................................................60
                  ------------
YOUR INVESTMENT..................................................................................................68
---------------
         Shareholder Information.................................................................................68
         -----------------------
         Dividends, Distributions and Taxes......................................................................68
         ----------------------------------
         Sales and Purchases of Shares...........................................................................69
         -----------------------------
FINANCIAL HIGHLIGHTS.............................................................................................72
--------------------
FOR MORE INFORMATION.....................................................................................Back Cover



         INTRODUCTION

     Understanding the Trust

         Met Investors Series Trust (the "Trust") is an open-end management investment company that offers a selection of twenty-one managed investment portfolios or mutual funds, only seven of which are offered through this Prospectus (the "Portfolios"). Each of the seven Portfolios described in this Prospectus has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio.

Investing Through a Variable Insurance Contract

         Class A shares of the Portfolios are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts (collectively, "Contracts"). Class A shares of certain of the Portfolios are also sold to qualified pension and profit sharing plans. The Class A shares of the Portfolios that are also sold to qualified plans are offered to plan participants through a separate prospectus.

         As a Contract owner, your premium payments are allocated to one or more of the Portfolios in accordance with your Contract.

         A particular Portfolio of the Trust may not be available under the Contract you have chosen. The prospectus for the Contracts shows the Portfolios available to you. Please read this Prospectus carefully before selecting a Portfolio. It provides information to assist you in your decision. If you would like additional information about a Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

         Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same investment advisers. The Portfolios in this Prospectus are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolios, different fees, and different asset sizes.

[SIDE BAR:

         Please see the Contracts prospectus that accompanies this Prospectus for a detailed explanation of your Contract.]

                  Understanding the Portfolios

         After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio, including information about its investment objective, principal investment strategy, primary risks, fees and expenses and past performance.

         Each of the Portfolios falls into one of two categories of funds. A particular type of Portfolio may be more appropriate for you depending upon your investment needs. Please see the Risk/Reward spectrum on the next page which lists the Portfolios in order of risk/reward from highest to lowest.

Description of Types of Funds:

Equity Funds

         Although they may involve more risk, historically, equity securities such as common stocks have offered higher returns than bonds or other investments over the long term. A domestic equity fund principally invests in equity securities of U.S. companies and may also, to a minor extent, invest in securities of companies located outside the United States. An international equity fund principally invests in the equity securities of companies located outside the United States.

Fixed Income Funds

         Fixed income securities are securities that pay a specified rate of return. Historically, fixed income funds are not as volatile as equity funds. These funds may lend stability to a portfolio made up primarily of stocks.



Before you choose a Portfolio, please consider...
                                                                                                                          Higher


                                                                                                                         Risk/Reward



     All of the Portfolios  involve risk, but there is also the                             PIMCO Innovation Portfolio
     potential  for  reward.  You can  lose  money - and you can make money. The Portfolios are structured so that each offers a different degree
     of risk and reward than others.                                                         Met/AIM Small Cap Growth Portfolio

     Notice the scale at the right. It covers, in the opinion of the Portfolios'
     Manager,  the full spectrum of risk/ reward of the Portfolios  described in             Janus Aggressive Growth Portfolio
     this Prospectus.  Please note that the scale is for  illustration  purposes only and is not  meant to  convey  the  precise  degree  of  difference  in
     risk/reward among the Portfolios.                                                    T. Rowe Price Mid-Cap Growth Portfolio

What risk/reward level is for you? Ask yourself the following:

     How well do I handle fluctuations in my account value?                                Harris Oakmark International Portfolio
     The higher a Portfolio is on the risk/ reward spectrum, the more its price is likely to move up and down on a day to day basis.  If this makes you uncomfortable, you may prefer an investment at the lower end of the scale that may not
     fluctuate in price as much.                                                            Met/AIM Mid Cap Core Equity Portfolio

         Am I looking for a higher rate of return? Generally, the higher the potential return, the higher the risk. If you find the potential to make money is worth the possibility of losing more, then a Portfolio at the higher end of the spectrum may be right for you.






A final note: These Portfolios are designed for long-term investment.
                                                                                                 PIMCO Total Return Portfolio




                                                                                                                         Lower


                                                                                                                         Risk/Reward


THE PORTFOLIOS

     Investment Summary

Each Portfolio's summary discusses the following :

o        Investment Objective

                  What is the Portfolio's investment goal?

o        Principal Investment Strategy

                  How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

o        Primary Risks

                  What are the specific risks of investing in the Portfolio?

o        Past Performance

                  How well has the Portfolio performed over time?

o        Fees and Expenses

                  What is the cost of investing in the Portfolio?

         [SIDE BAR: Each Portfolio in this Prospectus is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. Each Portfolio strives to reach its stated investment objective, which can be changed without shareholder approval. As with all mutual funds, there is no guarantee that a Portfolio will achieve its investment objective.

         In addition to its principal investment strategy, each Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in the Investment Summary section of the Prospectus. These other securities and investment techniques and practices in which a Portfolio may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus.

         [SIDE BAR: A Portfolio's Adviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive fixed income yield opportunities, when the issuer's investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions, or for other investment reasons.]

         Following the Investment Summary is the section entitled "Primary Risks of Investing in the Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments.

         The SAI provides more detailed information regarding the various types of securities that a Portfolio may purchase and certain investment techniques and practices of its Adviser.

         The Contracts may be sold by banks. An investment in a Portfolio of the Trust through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

[Left Side:]

                         Met/AIM Mid Cap Core Equity Portfolio


Investment Objective:

         Long-term growth of capital.

Principal Investment Strategy:

         The Portfolio seeks to meet its objective by investing, normally, at least 80% of its net assets in equity securities, including convertible securities, of mid-cap companies. In complying with this 80% investment requirement, the Portfolio's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Portfolio considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap Index measures the performance of the 800 companies in the Russell 1000 Index with the lowest market capitalization. These companies are considered representative of medium-sized companies.

         The Portfolio may invest up to 20% of its net assets in equity securities of companies in other market capitalization ranges or in investment grade debt securities. The Portfolio may also invest up to 25% of its total assets in foreign securities. For risk management purposes, the Portfolio may hold a portion of its assets in cash or in money market instruments, or high quality debt instruments.

         In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies;
(2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 42, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk


Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period October 9, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on January 3, 2002. Although Class B shares are not offered by this Prospectus, the annual returns for Class A and Class B are substantially similar because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses.

         The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                      Year-by-Year Total Return as of 12/31

                      ------------------------------
                                     -10.73%





                                       02
                      ------------------------------

                        High Quarter: 4th - 2002 + 6.02%
                        Low Quarter: 3rd - 2002 -14.33%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02, as applicable, with the Russell Midcap Index, which measures the performance of the 800 smallest companies in the Russell 1000 Index which represent approximately 24% of the total market capitalization of the Russell 1000 Index. The median market capitalization is approximately $3.6 billion. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

                   ------------------------------------------------------------
                                                        Average Annual Total
                                                           Return as of
                                                             12/31/02
                                                                     Since
                                                      1 Year       Inception


                     Class A                            ---         -10.18%
                     Class B                          -10.73%        -1.27%
                     Russell Midcap Index             -16.19%       -3.21%*
                     ----------------------------- ------------------- --------
                           * Index performance is from 10/9/01.


         For information on A I M Capital Management, Inc.'s prior performance with a comparable fund, see page 61.

[SIDE BAR:

         Portfolio Management:

o        A I M Capital Management, Inc.
         see page 61

o        For financial highlights
         see page 73]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

     Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



    ------------------------------------- --------------------------------------
                                                           Class A
    ------------------------------------- --------------------------------------
    ------------------------------------- --------------------------------------
    Management Fee                                          0.75%
    ------------------------------------- --------------------------------------
    ------------------------------------- --------------------------------------
    12b-1 Fees                                              None
    ------------------------------------- --------------------------------------
    ------------------------------------- --------------------------------------
    Other Expenses                                          0.89%
    ------------------------------------- --------------------------------------
    ------------------------------------- --------------------------------------
    Total Annual Portfolio Operating                        1.64%
    Expenses Before Expense
    Waiver/Reimbursement
    ------------------------------------- --------------------------------------
    ------------------------------------- --------------------------------------
    Contractual Expense                                     0.69%
    Waiver/Reimbursement*
    ------------------------------------- --------------------------------------
    ------------------------------------- --------------------------------------
    Total Annual Portfolio Operating                        0.95%
    Expenses After Expense
    Waiver/Reimbursement
    ------------------------------------- --------------------------------------
* Met Investors Advisory LLC (the "Manager") and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A shares of the Portfolio will not exceed 0.95% for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004.. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

     ------------------------------------------------------
                                    Class A
     -------------------------------------------------------
     -------------------------------------------------------
     1 Year                           $97
     -------------------------------------------------------
     -------------------------------------------------------
     3 Years                         $453
     -------------------------------------------------------
     -------------------------------------------------------
     5 Years                         $832
     -------------------------------------------------------
     -------------------------------------------------------
     10 Years                       $1,897
     -------------------------------------------------------

[Left Side:]

                        Met/AIM Small Cap Growth Portfolio


Investment Objective:

         Long-term growth of capital.

Principal Investment Strategy:

         The Portfolio seeks to meet its objective by investing, normally, at least 80% of its net assets in securities of small-cap companies. In complying with this 80% investment requirement, the Portfolio will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Portfolio considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month, within the range of market capitalizations of companies included in the Russell 2000 Index.

         The Portfolio may invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, outside of the range of market capitalizations of companies included in the Russell 2000 Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The Portfolio may also invest up to 25% of its total assets in foreign securities.

         In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the Portfolio, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 42, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Market capitalization risk

o        Investment style risk

o        Foreign investment risk


Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period October 9, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on January 3, 2002. Although Class B shares are not offered by this Prospectus, the annual returns for Class A and Class B are substantially similar because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses.

         The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                      Year-by-Year Total Return as of 12/31

                       ------------------------------
                                     -27.50%





                                       02
                        ------------------------------

                         High Quarter: 4th - 2002 +5.25%
                         Low Quarter: 3rd - 2002 -18.43%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02, as applicable, with the Russell 2000 Index and the Russell 2000 Growth Index. The Russell 2000 Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index which represent approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

                     ----------------------------------------------------------
                                                       Average Annual Total
                                                       Return as of 12/31/02
                                                                     Since
                                                      1 Year       Inception


                     Class A                            ---         -27.00%
                     Class B                          -27.50%       -11.37%
                     Russell 2000 Index               -20.48%       -4.45%*
                     Russell 2000 Growth Index        -30.26%       -8.75%*
                     ---- -------------- ------------- ------------------------
                           * Index performance is from 10/9/01.


         For information on A I M Capital Management, Inc.'s prior performance with a comparable fund, see page 61.


[SIDE BAR:

         Portfolio Management:

o        A I M Capital Management, Inc.
         see page 61

o        For financial highlights
         see page 75]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

     Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

        ---------------------------------- -----------------------------------
                                                        Class A
        ---------------------------------- -----------------------------------
        ---------------------------------- -----------------------------------
        Management Fee                                   0.90%
        ---------------------------------- -----------------------------------
        ---------------------------------- -----------------------------------
        12b-1 Fees                                        None
        ---------------------------------- -----------------------------------
        ---------------------------------- -----------------------------------
        Other Expenses                                   1.20%
        ---------------------------------- -----------------------------------
        ---------------------------------- -----------------------------------
        Total Annual Portfolio Operating                 2.10%
        Expenses Before Expense Waiver/
        Reimbursement
        ---------------------------------- -----------------------------------
        ---------------------------------- -----------------------------------
        Contractual Expense                              1.05%
        Waiver/Reimbursement*
        ---------------------------------- -----------------------------------
        ---------------------------------- -----------------------------------
        Total Annual Portfolio Operating                 1.05%
        Expenses After Expense Waiver/
        Reimbursement
        ---------------------------------- -----------------------------------
* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A shares of the Portfolio will not exceed 1.05% for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

      ---------------------------------- ---------------------------------------
                                                         Class A
      ---------------------------------- ---------------------------------------
      ---------------------------------- ---------------------------------------
      1 Year                                              $108
      ---------------------------------- ---------------------------------------
      ---------------------------------- ---------------------------------------
      3 Years                                             $561
      ---------------------------------- ---------------------------------------
      ---------------------------------- ---------------------------------------
      5 Years                                            $1,041
      ---------------------------------- ---------------------------------------
      ---------------------------------- ---------------------------------------
      10 Years                                           $2,366
      ---------------------------------- ---------------------------------------

                     Harris Oakmark International Portfolio
         formerly State Street Research Concentrated International Portfolio)

Investment Objective:

         The Portfolio seeks long-term capital appreciation.

Principal Investment Strategy:

         Under normal market conditions, the Portfolio invests primarily in common stocks of non-U.S. companies. The Portfolio may invest in mature markets (examples are Japan, Canada, and the United Kingdom) and in less developed markets (examples are Mexico, Brazil, and Korea). Ordinarily, the Portfolio will invest in the securities of at least five countries outside the U.S. There are no geographic limits on the Portfolio's foreign investments, but the Portfolio does not expect to invest more than 35% of its assets in securities of companies based in emerging markets. The Portfolio may invest in the equity securities of companies of any market capitalization.

         The Portfolio's Adviser uses a value investment style in selecting equity securities for the Portfolio. The Adviser believes that over time, a company's stock price converges with its true business value. By "true business value" the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in equity securities priced significantly below what is believed to be the true business value presents the best opportunity to achieve the Portfolio's investment objective. The Adviser uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values.

         The Portfolio is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended, which means that it could concentrate its investments in a smaller number of companies than many other funds. The Adviser expects to invest in 30 to 60 companies. Although the Adviser expects the Portfolio to operate as a diversified investment company, the Portfolio will retain its "non-diversified" classification to give the Adviser the flexibility to pursue a more selective investment strategy.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 42, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk

         Because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period October 9, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on January 3, 2002. Although Class B shares are not offered by this Prospectus, the annual returns for Class A and Class B are substantially similar because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses. Effective January 1, 2003, Harris Associates L.P. became the Portfolio's Adviser. Investment performance information prior to that date is attributable to the Portfolio's former investment adviser.

         The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                      Year-by-Year Total Return as of 12/31
                       ------------------------------
                                     -18.09%





                                       02
                        ------------------------------

                         High Quarter: 4th - 2002 +3.12%
                         Low Quarter: 3rd - 2002 -16.81%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02, as applicable, with the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE"), a widely recognized unmanaged index which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

                ----------------------------------------------------------------
                                                  Average Annual Total
                                                  Return as of 12/31/02
                                                                     Since
                                                      1 Year       Inception


                     Class A                            ---         -17.64%
                     Class B                          -18.09%        -8.33%
                     MSCI EAFE Index                  -15.65%       -10.14%*
                     -------------------- ------------- ------------------------
                           * Index performance is from 10/9/01.


         For information on Harris Associates L.P.'s prior performance with a comparable fund, see page 63.

[SIDE BAR:

         Portfolio Management:

o        Harris Associates L.P.
         see page 63

o        For financial highlights
         see page 77]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

     Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

         ----------------------------------- ----------------------------------
                                                          Class A
         ----------------------------------- ----------------------------------
         ----------------------------------- ----------------------------------
         Management Fee                                    0.85%
         ----------------------------------- ----------------------------------
         ----------------------------------- ----------------------------------
         12b-1 Fees                                        None
         ----------------------------------- ----------------------------------
         ----------------------------------- ----------------------------------
         Other Expenses                                    1.64%
         ----------------------------------- ----------------------------------
         ----------------------------------- ----------------------------------
         Total Annual Portfolio Operating                  2.49%
         Expenses Before Expense Waiver/
         Reimbursement
         ----------------------------------- ----------------------------------
         ----------------------------------- ----------------------------------
         Contractual Expense Waiver/                       1.29%
         Reimbursement*
         ----------------------------------- ----------------------------------
         ----------------------------------- ----------------------------------
         Total Annual Portfolio Operating                  1.20%
         Expenses After Expense Waiver/
         Reimbursement
         ----------------------------------- ----------------------------------
* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A shares of the Portfolio will not exceed 1.20% for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

 ---------------------------------- -------------------------------------------
                                                       Class A
 ----------------------------------- -------------------------------------------
 ----------------------------------- -------------------------------------------
 1 Year                                                  $123
 ----------------------------------- -------------------------------------------
 ----------------------------------- -------------------------------------------
 3 Years                                                 $659
 ----------------------------------- -------------------------------------------
 ----------------------------------- -------------------------------------------
 5 Years                                                $1,222
 ----------------------------------- -------------------------------------------
 ----------------------------------- -------------------------------------------
 10 Years                                               $2,754
 ----------------------------------- -------------------------------------------

[Left Side:]

                     Janus Aggressive Growth Portfolio


Investment Objective:

         The Portfolio seeks long-term growth of capital.

Principal Investment Strategy:

         The Portfolio invests primarily in common stocks selected for their growth potential. The Portfolio may also invest to a lesser degree in other types of securities, including preferred stocks, warrants, convertible securities and debt securities. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio is non-diversified which means that it can invest a greater portion of it assets in a small number of issuers.

         The Portfolio may invest without limit in foreign equity and debt securities including American Depositary Receipts. Such foreign securities may include those of emerging market issuers. Less than 35% of the Portfolio's net assets may be invested in high-yield/high-risk bonds.

         The Adviser applies a "bottom up" approach in choosing investments. In other words, the Adviser looks for companies with earnings growth potential one at a time. If the Adviser is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

         Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

         The Adviser actively manages foreign currency exposure, in conjunction with stock selection, in an attempt to protect and possibly enhance the Portfolio's market value. Through the use of forward foreign currency exchange contracts, the Adviser will adjust the Portfolio's foreign currency weightings to reduce its exposure to currencies deemed unattractive and, in certain circumstances, increase exposure to currencies deemed attractive, as market conditions warrant.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 42, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Interest rate risk

o        Credit risk

o        High yield debt security risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

         Furthermore, because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period October 9, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on January 3, 2002. Although Class B shares are not offered by this Prospectus, the annual returns for Class A and Class B are substantially similar because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses.

         The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                      Year-by-Year Total Return as of 12/31

                      ------------------------------
                                     -27.83%





                                       02
                       ------------------------------

                         High Quarter: 4th - 2002 +1.72%
                         Low Quarter: 3rd - 2002 -16.13%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02, as applicable, with the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), a widely recognized unmanaged index the measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

                     -----------------------------------------------------------
                                                      Average Annual Total
                                                      Return as of 12/31/02
                                                                     Since
                                                      1 Year       Inception


                     Class A                            ---         -27.78%
                     Class B                          -27.83%       -28.31%
                     S&P 500 Index                    -22.10%       -15.81%*
                     ---- -------------- ------------- ------------------------
                           * Index performance is from 2/28/01.


         For information on Janus Capital Management LLC's prior performance with a comparable fund, see page 64.

[SIDE BAR:

         Portfolio Management:

o Janus Capital Management LLC
  see page 64

o For financial highlights
  see page 79]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

     Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

    -------------------------------------- ------------------------------------
                                                         Class A
    -------------------------------------- ------------------------------------
    -------------------------------------- ------------------------------------
    Management Fee                                        0.80%
    -------------------------------------- ------------------------------------
    -------------------------------------- ------------------------------------
    12b-1 Fees                                            None
    -------------------------------------- ------------------------------------
    -------------------------------------- ------------------------------------
    Other Expenses                                        0.63%
    -------------------------------------- ------------------------------------
    -------------------------------------- ------------------------------------
    Total Annual Portfolio Operating                      1.43%
    Expenses Before Expense Waiver/
    Reimbursement
    -------------------------------------- ------------------------------------
    -------------------------------------- ------------------------------------
    Contractual Expense                                   0.53%
    Waiver/Reimbursement*
    -------------------------------------- ------------------------------------
    -------------------------------------- ------------------------------------
    Total Annual Portfolio Operating                      0.90%
    Expenses After Expense Waiver/
    Reimbursement
    -------------------------------------- ------------------------------------
* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A shares of the Portfolio will not exceed 0.90% for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

 ------------------------------------- -----------------------------------------
                                                        Class A
 ------------------------------------- -----------------------------------------
 ------------------------------------- -----------------------------------------
 1 Year                                                   $92
 ------------------------------------- -----------------------------------------
 ------------------------------------- -----------------------------------------
 3 Years                                                  $403
 ------------------------------------- -----------------------------------------
 ------------------------------------- -----------------------------------------
 5 Years                                                  $736
 ------------------------------------- -----------------------------------------
 ------------------------------------- -----------------------------------------
 10 Years                                                $1,676
 ------------------------------------- -----------------------------------------

[Left Side:]

                        PIMCO Total Return Portfolio


Investment Objective:

         The Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

Principal Investment Strategy:

         The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Adviser's forecast for interest rates.

         The Portfolio invests primarily in investment grade debt securities, U.S. Government securities and commercial paper and other short-term obligations. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

         The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. In addition, the Portfolio may engage in forward commitments, when-issued and delayed delivery securities transactions. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 42, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Interest rate risk

o        Credit risk

o        Foreign investment risk

         Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

         The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on May 1, 2001. Although Class B shares are not offered by this Prospectus, the annual returns for Class A and Class B are substantially similar because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses.

         The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                      Year-by-Year Total Return as of 12/31

                       ------------------------------
                                      9.29%





                                       02
                       ------------------------------

                        High Quarter: 3rd - 2002 +3.65%
                        Low Quarter: 1st - 2002 0.00%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02 with the Lehman Brothers Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

                    ------------------------------------------------------------
                                                     Average Annual Total
                                                     Return as of 12/31/02
                                                                     Since
                                                      1 Year       Inception


                     Class A                           9.57%         9.79%
                     Class B                           9.29%         8.49%
                     Lehman Brothers Aggregate        10.27%         8.75%*
                        Bond Index
                     ----------------------------- -------------- ----- --------
                           * Index performance is from 2/28/01.


         For information on Pacific Investment Management Company LLC's prior performance with a comparable fund, see page 65.

[SIDE BAR:

         Portfolio Management:

o Pacific Investment Management Company LLC see page 65

o        For financial highlights see page 81]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

     Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

   -------------------------------------- ----------------------------------
                                                       Class A
   -------------------------------------- ----------------------------------
   -------------------------------------- ----------------------------------
   Management Fee                                       0.50%
   -------------------------------------- ----------------------------------
   -------------------------------------- ----------------------------------
   12b-1 Fees                                           None
   -------------------------------------- ----------------------------------
   -------------------------------------- ----------------------------------
   Other Expenses                                       0.15%
   -------------------------------------- ----------------------------------
   -------------------------------------- ----------------------------------
   Total Annual Portfolio Operating                     0.65%
   Expenses
   -------------------------------------- ----------------------------------


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

   ----------------------------------- -----------------------------------------
                                                         Class A
   ----------------------------------- -----------------------------------------
   ----------------------------------- -----------------------------------------
   1 Year                                                  $67
   ----------------------------------- -----------------------------------------
   ----------------------------------- -----------------------------------------
   3 Years                                                 $209
   ----------------------------------- -----------------------------------------
   ----------------------------------- -----------------------------------------
   5 Years                                                 $363
   ----------------------------------- -----------------------------------------
   ----------------------------------- -----------------------------------------
   10 Years                                                $812
   ----------------------------------- -----------------------------------------

[Left Side:]

                            PIMCO Innovation Portfolio

Investment Objective:

         The Portfolio seeks capital appreciation; no consideration is given to income.

Principal Investment Strategy:

         The Portfolio seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Portfolio identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies) and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and/or service of technological products. Although the Portfolio emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

         The Adviser selects stocks for the Portfolio using a "growth" style. The Adviser seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the Adviser seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems.

         The Portfolio may invest a substantial portion of its assets in the securities of smaller capitalization companies with total assets in excess of $200 million and may invest in initial public offerings (IPOs). The Portfolio may invest up to 35% of its assets in foreign equity securities, including American Depositary Receipts, and may invest in securities of emerging market countries.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 42, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk

         Because the Portfolio concentrates its investments in companies which utilize innovative technologies, it is subject to risks particularly affecting those companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories.

         In addition to other risks, a fund that invests a substantial portion of its assets in related industries (or "sectors") may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

         Investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 1, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on May 1, 2001. Although Class B shares are not offered by this Prospectus, the annual returns for Class A and Class B are substantially similar because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses.

         The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                      Year-by-Year Total Return as of 12/31

                      ------------------------------
                                     -50.65%





                                       02
                      ------------------------------

                        High Quarter: 4th - 2002 +21.12%
                        Low Quarter: 3rd - 2002 -34.81%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

                    ------------------------------------------------------------
                                                      Average Annual Total
                                                      Return as of 12/31/02
                                                                     Since
                                                      1 Year       Inception


                     Class A                          -50.49%       -43.98%
                     Class B                          -50.65%       -46.83%
                     S&P 500 Index                    -22.10%       -15.81%*
                    ------ -------------- ------------- ------------------------
                           * Index performance is from 2/28/01.


         For information on PIMCO Equity Advisors LLC's prior performance with a comparable fund, see page 66.

[SIDE BAR:

         Portfolio Management:

o        PIMCO Equity Advisors LLC
         see page 66

o        For financial highlights
         see page 83]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expenses and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

     Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

     ----------------------------------- --------------------------------
                                                     Class A
     ----------------------------------- --------------------------------
     ----------------------------------- --------------------------------
     Management Fee                                   0.95%
     ----------------------------------- --------------------------------
     ----------------------------------- --------------------------------
     12b-1 Fees                                       None
     ----------------------------------- --------------------------------
     ----------------------------------- --------------------------------
     Other Expenses                                   0.68%
     ----------------------------------- --------------------------------
     ----------------------------------- --------------------------------
     Total Annual Portfolio Operating                 1.63%
     Expenses Before Expense Waiver/
     Reimbursement
     ----------------------------------- --------------------------------
     ----------------------------------- --------------------------------
     Contractual Expense Waiver/                      0.53%
     Reimbursement*
     ----------------------------------- --------------------------------
     ----------------------------------- --------------------------------
     Total Annual Portfolio Operating                 1.10%
     Expenses After Expense Waiver/
     Reimbursement
     ----------------------------------- --------------------------------
* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A shares of the Portfolio will not exceed 1.10% for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.



Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

   ------------------------------- ---------------------------------------------
                                                           Class A
   ------------------------------- ---------------------------------------------
   ------------------------------- ---------------------------------------------
   1 Year                                                    $113
   ------------------------------ ---------------------------------------------
   ------------------------------- ---------------------------------------------
   3 Years                                                   $466
   ------------------------------- ---------------------------------------------
   ------------------------------- ---------------------------------------------
   5 Years                                                   $842
   ------------------------------- ---------------------------------------------
   ------------------------------- ---------------------------------------------
   10 Years                                                 $1,900
   ------------------------------ ---------------------------------------------

[Left Side:]
                     T. Rowe Price Mid-Cap Growth Portfolio
                     (formerly MFS Mid Cap Growth Portfolio)

Investment Objective:

         Long-term growth of capital.

Principal Investment Strategy:

         The Portfolio will invest, under normal market conditions, at least 80% of its net assets in a diversified portfolio of common stocks of mid-cap companies whose earnings the Adviser expects to grow at a faster rate than the average company. The Adviser defines mid-cap companies as those whose market capitalization falls within the range of either the S&P MidCap 400 Index or the Russell Midcap Growth Index. The market capitalization of the companies and the S&P and Russell indices changes over time. The Portfolio will not automatically sell or cease to purchase stock of a company it already owns because the company's market capitalization grows or falls outside this range.

         In selecting investments, the Adviser generally favors companies that:

o        have proven products or services;
o        have a record of above-average earnings growth;
o        have demonstrated potential to sustain earnings growth;
o        operate in industries experiencing increasing demand; or
o        have stock prices that appear to undervalue their growth prospects.

         In pursuing its investment objective, the Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

         The Portfolio is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended, which means that it could concentrate its investments in a smaller number of companies than many other funds. Although the Adviser expects the Portfolio to operate as a diversified investment company, the Portfolio will retain its "non-diversified" classification to give the Adviser the flexibility to pursue a more selective investment strategy.

[Right Side:]

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 42, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Market capitalization risk

o        Investment style risk



         In addition, because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on May 1, 2001. Although Class B shares are not offered by this Prospectus, the annual returns for Class A and Class B are substantially similar because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses. Effective January 1, 2003, T. Rowe Price Associates, Inc. became the Portfolio's Adviser. Investment performance information prior to that date is attributable to the Portfolio's former investment adviser.

         The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                      Year-by-Year Total Return as of 12/31

                      ------------------------------
                                     -44.04%





                                       02
                       ------------------------------
                         High Quarter: 4th - 2002 +7.30%
                         Low Quarter: 2nd - 2002 -30.65%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02 with the Russell Midcap Growth Index, an unmanaged index that measures the performance of those Russell mid cap companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

                     -----------------------------------------------------------
                                                   Average Annual Total
                                                   Return as of 12/31/02
                                                                     Since
                                                      1 Year       Inception


                     Class A                          -44.00%       -35.52%
                     Class B                          -44.04%       -32.66%
                     Russell Midcap Growth Index      -27.40%       -23.87%*
                     ----------------------------- -------------------- --------
                           * Index performance is from 2/12/01.

         For information on T. Rowe Price Associates, Inc.'s prior performance with a comparable fund, see page 67.

[SIDE BAR:

         Portfolio Management:

o        T. Rowe Price Associates, Inc.
         see page 67

o        For financial highlights
         see page 85]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expenses and expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

     Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

  --------------------------------- -------------------------------
                                               Class A
  --------------------------------- -------------------------------
  --------------------------------- -------------------------------
  Management Fee                                0.75%
  --------------------------------- -------------------------------
  --------------------------------- -------------------------------
  12b-1 Fees                                     None
  --------------------------------- -------------------------------
  --------------------------------- -------------------------------
  Other Expenses                                0.45%
  --------------------------------- -------------------------------
  --------------------------------- -------------------------------
  Total Annual Portfolio                        1.20%
  Operating Expenses Before
  Expense Waiver/ Reimbursement
  --------------------------------- -------------------------------
  --------------------------------- -------------------------------
  Contractual Expense Waiver/                   0.25%
  Reimbursement*
  --------------------------------- -------------------------------
  --------------------------------- -------------------------------
  Total Annual Portfolio                        0.95%
  Operating Expenses After
  Expense Waiver/ Reimbursement
  --------------------------------- -------------------------------
* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A shares of the Portfolio will not exceed 0.95% for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

  ----------------------------------- ------------------------------------------
                                                        Class A
  ----------------------------------- ------------------------------------------
  ----------------------------------- ------------------------------------------
  1 Year                                                  $97
  ----------------------------------- ------------------------------------------
  ----------------------------------- ------------------------------------------
  3 Years                                                $358
  ----------------------------------- ------------------------------------------
  ----------------------------------- ------------------------------------------
  5 Years                                                $639
  ----------------------------------- ------------------------------------------
  ----------------------------------- ------------------------------------------
  10 Years                                              $1,439
  ----------------------------------- ------------------------------------------

         Primary Risks of Investing in the Portfolios


         One or more of the following primary risks may apply to your Portfolio. Please see the Investment Summary for your particular Portfolio to determine which risks apply and for a discussion of other risks that may apply to the Portfolio. Please note that there are many other circumstances that could adversely affect your investment and prevent a Portfolio from its objective, which are not described here.

Market Risk

         A Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by a Portfolio's Adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Portfolio could also miss attractive investment opportunities if its Adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the Adviser overweights fixed income markets or industries where there are significant declines.

         Stocks purchased in initial public offerings (IPOs) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio's shares.

Interest Rate Risk

         The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If your Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

         Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

Credit Risk

         The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

High Yield Debt Security Risk

         High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A Portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a Portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a Portfolio's Adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

         You should understand that high yield securities are not generally meant for short-term investing. When a Portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

Foreign Investment Risk

         Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

     o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

     o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

     o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

     o Foreign markets may be less liquid and more volatile than U.S. markets.

     o Foreign securities often trade in currencies other than the U.S. dollar, and a Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Portfolio's foreign currency or securities holdings.

     o Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Market Capitalization Risk

         Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

         Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other funds that employ a different investment style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

         Additional Investment Strategies

         In addition to the principal investment strategies discussed in each individual Portfolio's Investment Summary, a Portfolio, as indicated in the chart below, may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. The SAI provides a more detailed discussion of certain of these and other securities and indicates if a Portfolio is subject to any limitations with respect to a particular investment strategy. These strategies and techniques may involve risks. Although a Portfolio that is not identified below in connection with a particular strategy or technique generally has the ability to engage in such a transaction, its Adviser currently intends to invest little, if any, of the Portfolio's assets in that strategy or technique. (Please note that some of these strategies may be a principal investment strategy for a particular Portfolio and consequently are also described in that Portfolio's Investment Summary.) The Portfolios are not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus.




     ------------------------ -------------- -------- ------------- --------------- ----------------- ------------- ---------------
                               Met/AIM Mid   Met/AIM Small     Harris        Janus        PIMCO Total     PIMCO        T. Rowe Price
                                Cap Core       Cap Growth      Oakmark       Aggressive   Return        Innovation      Mid-Cap
                                 Equity        Portfolio     International   Growth       Portfolio      Portfolio      Growth
                                Portfolio                     Portfolio      Portfolio                                 Portfolio

     Brady Bonds                                                                               X
     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------- ---------------
     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------- ---------------
     Collateralized                                                                            X
     Mortgage Obligations


     Convertible Securities         X              X                             X                                         X
     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------- ---------------
     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------- ---------------
     Depositary Receipts            X              X              X              X                              X          X
                              -------------- --------------- ------------- --------------- ----------------- ------- ---------------
     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------- ---------------
     Derivatives:
     Options                        X              X                             X              X               X          X
     Futures                        X              X                                            X                          X
     ------------------------ -------------- --------------- ------------- --------------- ----------------- -----------------------
     Direct Participation                                                                       X
     in Corporate Loans
     ------------------------ -------------- --------------- ------------- --------------- ----------- ------------- ---------------
     ------------------------ -------------- --------------- ------------- --------------- ---------- ------------- ---------------
     Dollar Roll                                                  X                             X
     Transactions
     ------------------------ -------------- --------------- ------------- --------------- -------- ------------- ---------------
     ------------------------ -------------- --------------- ------------- --------------- ---------- ------------- ---------------
     Foreign Currency                                             X              X              X                           X
     Transactions
     ------------------------ -------------- --------------- ------------- --------------- ------------------------ ---------------
     ------------------------ -------------- --------------- ------------- --------------- ------------------------- ---------------
     Foreign Debt Securities                                                     X              X                           X
     ------------------------ -------------- --------------- ------------- --------------- ------------------------- ---------------
     ------------------------ -------------- --------------- ------------- --------------- ------------------------- ---------------
     Foreign Equity                 X              X              X              X                              X           X
     Securities
     ------------------------ -------------- --------------- ------------- --------------- ----------------- ---------------------
     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------- ---------------
     Forward Commitments,                                                        X               X                          X
     When-Issued and
     Delayed Delivery
     Securities

     ------------------------ -------------- --------------- ------------- --------------- ---------- ------------- ---------------
     ------------------------ -------------- --------------- ------------- --------------- ----------- ------------- ---------------
     High Quality                   X              X                             X                X                         X
     Short-Term Debt
     Obligations including
     Bankers' Acceptances,
     Commercial Paper and
     Certificates of
     Deposit issued or
     guaranteed by Bank
     Holding Companies in
     the U.S., their
     Subsidiaries and
     Foreign Branches or of
     the World Bank;
     Variable Amount Master
     Demand Notes and
     Variable Rate Notes
     issued by U.S. and
     Foreign Corporations
     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------- ---------------
     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------ ---------------
     High Yield/High Risk                                                        X                X
     Debt Securities

     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------- ---------------
     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------- ---------------
     Hybrid Instruments                                                          X                                          X
     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------- ---------------
     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------- ---------------
     Illiquid  and                                                               X                X                         X
     Restricted Securities
     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------ ---------------
     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------ ---------------
     Indexed Securities                                                          X                              X
     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------- ---------------
     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------ ---------------
     Interest Rate                                                                                X
     Transactions

     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------- ---------------
     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------- ---------------
     Investment Grade Debt                                                       X                X                         X
     Securities

     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------- ---------------
     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------ ---------------
     Investments in Other                                         X              X                                          X
     Investment Companies
     including Passive
     Foreign Investment
     Companies

     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------ ---------------
     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------- ---------------
     Mortgage-backed                                                                              X
     Securities, including
     GNMA Certificates,
     Mortgage-backed Bonds

     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------- ---------------
     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------ ---------------
     Municipal Securities                                                                         X
     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------ ---------------
     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------- ---------------
     Non-mortgage                                                                                 X
     Asset-backed Securities

     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------ ---------------
     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------- ---------------
     PIK (pay-in-kind)                                                           X                X                         X
     Debt Securities and
     Zero-Coupon Bonds

     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------- ---------------
     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------- ---------------
     Preferred Stocks               X              X                             X                                          X
     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------ ---------------
     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------- ---------------
     Real Estate Investment         X              X                             X                                          X
     Trusts
     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------- ---------------
     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------ ---------------
     Repurchase Agreements                                        X                               X             X           X
     ------------------------ -------------- --------------- ------------- --------------- ----------------- -----------------------
     ------------------------ -------------- --------------- ------------- --------------- ----------------- -----------------------
     Reverse Repurchase                                                                           X
     Agreements
     ------------------------ -------------- --------------- ------------- --------------- ----------------- -----------------------
     ------------------------ -------------- --------------- ------------- --------------- ----------------- -----------------------
     Rights and Warrants                                          X              X                                           X
     ------------------------ -------------- --------------- ------------- --------------- ----------------- ----------------------
     ------------------------ -------------- --------------- ------------- --------------- ----------------- -----------------------
     Securities Loans               X              X              X              X                X              X           X
     ------------------------ -------------- --------------- ------------- --------------- ----------------- -----------------------
     ------------------------ -------------- --------------- ------------- --------------- ----------------- -----------------------
     Short Sales                                                                                  X
     (Against the Box)
     ------------------------ -------------- --------------- ------------- --------------- ----------------- -----------------------
     ------------------------ -------------- --------------- ------------- --------------- ----------------- -----------------------
     Structured Notes                                                                                                         X
     ------------------------ -------------- --------------- ------------- --------------- ----------------- ------------------
     ------------------------ -------------- --------------- ------------- --------------- ----------------- ----------------------
     U.S. Government
     Securities                     X              X                             X                X                           X


         Brady Bonds. Brady Bonds are collateralized or uncollateralized fixed income securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady Bonds have been issued only recently and, accordingly do not have a long payment history. These securities are subject to credit risk and interest rate risk.

         Collateralized Mortgage Obligations (CMOs). CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs may be issued or guaranteed by the U.S. Government or its agencies or instrumentalities or collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality or may be non-U.S. Government guaranteed.

         CMOs carry general fixed income securities risks, such as credit risk and interest rate risk, and risks associated with mortgage-backed securities, including prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, an Adviser may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

         Convertible Securities. Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

         Traditionally, convertible securities have paid dividends or interest rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. These securities are also subject to market risk, interest rate risk and credit risk.

         Depositary Receipts. Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

         These instruments are subject to market risk and foreign investment risk.

         Derivatives. Derivatives are used to limit risk in a Portfolio or to enhance investment return, and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

         Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

         Futures are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date.

         Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time.

         Derivatives may be used to hedge against an opposite position that a Portfolio holds. Any loss generated by the derivatives should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or result in losses or missed opportunities. In addition, derivatives that are used for hedging the Portfolio in specific securities may not fully offset the underlying positions. The counterparty to a derivatives contract also could default. Derivatives that involve leverage could magnify losses.

         Derivatives may also be used to maintain a Portfolio's exposure to the market, manage cash flows or to attempt to increase income. Using derivatives for purposes other than hedging is speculative and involves greater risks. In many foreign countries, futures and options markets do not exist or are not sufficiently developed to be effectively used by a Portfolio that invests in foreign securities.

         Direct Participation in Corporate Loans. By purchasing a loan, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

         The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

         Dollar Roll Transactions. Dollar roll transactions are comprised of the sale by the Portfolio of mortgage-based or other fixed income securities, together with a commitment to purchase similar, but not identical, securities at a future date. In addition, the Portfolio is paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Portfolio to buy a security. Dollar roll transactions are treated as borrowings for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), and the aggregate of such transactions and all other borrowings of the Portfolio (including reverse repurchase agreements) will be subject to the requirement that the Portfolio maintain asset coverage of 300% for all borrowings.

         If the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Portfolio is required to repurchase may be worth less than the security that the Portfolio originally held; and the return earned by the Portfolio with the proceeds of a dollar roll may not exceed transaction costs.

         Foreign Currency Transactions. Foreign currency transactions are entered into for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency transactions include the purchase of foreign currency on a spot (or cash) basis, contracts to purchase or sell foreign currencies at a future date (forward contracts), the purchase and sale of foreign currency futures contracts, and the purchase of exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

         These hedging transactions do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time.

         Foreign currency exchange rates may fluctuate significantly over short periods of time. A forward foreign currency exchange contract reduces the Portfolio's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currency will limit any potential gain which might be realized by the Portfolio if the value of the hedged currency increases. In the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts also involve the risk that the party with which the Portfolio enters the contract may fail to perform its obligations to the Portfolio. The purchase and sale of foreign currency futures contracts and the purchase of call and put options on foreign currency futures contracts and on foreign currencies involve certain risks associated with derivatives.

         Foreign Debt Securities. Foreign debt securities are issued by foreign corporations and governments. They may include Eurodollar obligations and Yankee bonds.

         Foreign debt securities are subject to foreign investment risk, credit risk and interest rate risk. Securities in developing countries are also subject to the additional risks associated with emerging markets.

         Foreign Equity Securities. Foreign equity securities are subject to foreign investment risk in addition to the risks applicable to domestic equity securities, such as market risk.

         Forward Commitments, When-Issued and Delayed Delivery Securities. Forward commitments, when-issued and delayed delivery securities generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolios do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.

     High Quality Short-Term Debt Obligations including Bankers' Acceptances, Commercial Paper and Certificates of Deposit issued or guaranteed by Bank Holding Companies in the U.S., their Subsidiaries and Foreign Branches or of the World Bank; Variable Amount Master Demand Notes and Variable Rate
Notes issued by U.S.and Foreign Corporations.

         Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.

         Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

         These instruments are subject to credit risk, interest rate risk and foreign investment risk.

         High Yield/High Risk Debt Securities. High yield/high risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's Ratings Services ("S&P") and Ba or lower by Moody's Investors Service, Inc. ("Moody's")). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds," and "junk bonds."

         High yield/high risk debt securities are subject to high yield debt security risk as described in "Primary Risks of Investing in the Portfolios" above.

         Hybrid Instruments. Hybrid instruments are a form of a derivative and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. They are often indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity security index. Examples of hybrid instruments include debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time or preferred stock with dividend rates determined by reference to the value of a currency.

         Hybrids may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of the instrument could be zero. Hybrids can have volatile prices and limited liquidity and their use by the Portfolio may not be successful.

         Illiquid and Restricted Securities. Each Portfolio may invest a portion of its assets in restricted and illiquid securities, which are investments that the Portfolio cannot easily resell within seven days at current value or that have contractual or legal restriction on resale. Restricted securities include those which are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and are purchased directly from the issuer or in the secondary market (private placements).

         If the Portfolio buys restricted or illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value or could have difficulty valuing these holdings precisely.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Indexed Securities. A Portfolio may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of, or interest on, the instrument.

         Interest Rate Transactions. Interest rate transactions are hedging transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. They are used by a Portfolio in an attempt to protect the value of its investments from interest rate fluctuations. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser to the Portfolio enters into these transactions on behalf of the Portfolio primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio will not sell interest rate caps or floors that it does not own.

         There is the risk that the Adviser may incorrectly predict the direction of interest rates resulting in losses to the Portfolio.

         Investment Grade Debt Securities. Investment grade debt securities are securities rated in one of the four highest rating categories by S&P, Moody's or other nationally recognized rating agency. These securities are subject to interest rate risk and credit risk. Securities rated in the fourth investment category by a nationally recognized rating agency (e.g. BBB by S&P and Baa by Moody's) may have speculative characteristics.

         Investments in Other Investment Companies including Passive Foreign Investment Companies. When the Portfolio invests in another investment company, it must bear the management and other fees of the investment company, in addition to its own expenses. As a result, the Portfolio may be exposed to duplicate expenses which could lower its value. Investments in passive foreign investment companies also are subject to foreign investment risk.

         Passive foreign investment companies are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, royalties, rent, and annuities.

         Mortgage-backed Securities, including GNMA Certificates, Mortgage-backed Bonds and Stripped Mortgage-backed Securities. Mortgage-backed securities include securities backed by Ginnie Mae and Fannie Mae as well as by private issuers. These securities represent collections (pools) of commercial and residential mortgages. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

         These securities carry general fixed income security risks, such as credit risk and interest rate risk, as well as prepayment risk.

         Municipal Securities. Municipal securities are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income tax. These securities are subject to interest rate risk and credit risk.

         Non-mortgage Asset-backed Securities. Non-mortgage asset-backed securities include equipment trust certificates and interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. This means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

         The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates, and like other fixed income investments, the ability of the Portfolio to successfully use these instruments may depend in part upon the ability of an Adviser to forecast interest rates and other economic factors correctly.

         PIK (pay-in-kind) Debt Securities and Zero-Coupon Bonds. PIK debt securities are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

         Zero-coupon bonds are bonds that provide for no current interest payment and are sold at a discount. These investments pay no interest in cash to its holder during its life and usually trade at a deep discount from their face or par value. These investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Portfolio will accrue income on such investments for tax accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

         These securities are subject to credit risk and interest rate risk.

         Preferred Stocks. Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

         Preferred stocks are subject to market risk. In addition, because preferred stocks pay fixed dividends, an increase in interest rates may cause the price of a preferred stock to fall.

         Real Estate Investment Trusts. Real estate investment trusts ("REITs") are entities which invest in commercial and other real estate properties. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

         Repurchase Agreements. Repurchase agreements involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash.

         Repurchase agreements involve credit risk, i.e., the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

         Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time.

         Reverse repurchase agreements will be used primarily to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes. Reverse repurchase agreements are considered a form of borrowing by the Portfolio and, therefore, are a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.

         Rights and Warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.

         Securities Loans. For purposes of realizing additional income, a Portfolio may lend securities to broker-dealers or institutional investors approved by the Board of Trustees. All securities loans will be made pursuant to agreement requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolio an amount equal to any dividends or interest received on loaned securities. The Portfolio retains all or a portion of the interest received on investment of cash collected or receives a fee from the borrower.

         The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

         Short Sales. Short sales are sales of securities that the seller does not own. The seller must borrow the securities to make delivery to the buyer. A short sale may be uncollateralized or against-the-box. A short sale is "against-the-box" if at all times when the short position is open, the seller owns an equal amount of the securities sold short or securities convertible into, or exchanged without further consideration for, securities of the same issue as the securities sold short.

         The price of securities purchased to replace borrowed securities sold short may be greater than proceeds received in the short sale resulting in a loss to the Portfolio.

         Structured Notes. A form of hybrid investment, structured notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated for the purpose of restructuring the investment characteristics of debt obligations. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.

         Structured notes are also subject to credit risk and interest rate risk and can have volatile prices.

         U.S. Government Securities. U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit, like Treasury bills and GNMA certificates. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government-sponsored entities, like bonds and notes issued by the Federal Home Loan Bank, Fannie Mae, and Sallie Mae. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

         U.S. Government securities are subject to interest rate risk. Credit risk is remote.

Defensive Investments

         Under adverse market or economic conditions, a Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with a Portfolio's principal investment strategy. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objective.

Portfolio Turnover

         The Portfolios' Advisers will sell a security when they believe it is appropriate to do so, regardless of how long a Portfolio has owned that security. Buying and selling securities generally involves some expense to a Portfolio, such as commissions paid to brokers and other transaction costs. Generally speaking, the higher a Portfolio's annual portfolio turnover rate, the greater its brokerage costs. Increased brokerage costs may adversely affect a Portfolio's performance. The Portfolios, with the exception of Janus Aggressive Growth Portfolio, PIMCO Total Return Portfolio and PIMCO Innovation Portfolio, generally intend to purchase securities for long-term investment and therefore will have a relatively low turnover rate. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolios. Janus Aggressive Growth Portfolio, PIMCO Total Return Portfolio and PIMCO Innovation Portfolio generally will have annual turnover rates of 100% or more.

Downgrades in Fixed Income Debt Securities

         Unless required by applicable law, the Portfolios are not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after a Portfolio purchases the security.

                  Management

         The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager and Advisers are expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolios' assets by the Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

                  The Manager

         Met Investors Advisory LLC (the "Manager"), 22 Corporate Plaza Drive, Newport Beach, California 92660, has overall responsibility for the general management and administration of all of the Portfolios. The Manager selects and pays the fees of the Advisers for each of the Trust's Portfolios and monitors each Adviser's investment program. The Manager is an affiliate of Metropolitan Life Insurance Company.

         As compensation for its services to the Portfolios, the Manager receives monthly compensation at an annual rate of a percentage of' the average daily net assets of each Portfolio. The advisory fees for each Portfolio are:



-------------------------------------------------------------- ----------------------------------------------------------
Portfolio                                                      Advisory Fee
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Met/AIM Mid Cap Core Equity Portfolio                          0.75%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Met/AIM Small Cap Growth Portfolio                             0.90%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Harris Oakmark International Portfolio                         0.85%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Janus Aggressive Growth
Portfolio                                                      0.80%
                                                               of first $100
                                                               million of such
                                                               assets plus 0.75%
                                                               of such assets
                                                               over $100 million
                                                               up to $500
                                                               million plus
                                                               0.70% of such
                                                               assets over $500
                                                               million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
PIMCO Total Return Portfolio                                   0.50%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
PIMCO Innovation Portfolio                                     0.95%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
T. Rowe Price Mid-Cap Growth Portfolio                         0.75%
-------------------------------------------------------------- ----------------------------------------------------------


Expense Limitation Agreement

         In the interest of limiting expenses of certain Portfolios until April 30, 2004, the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolios set forth below other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios:

Expense Limitation Provisions

-------------------------------------- ---------------------------------
                                       Total Expenses Limited to (% of
Portfolios                                    daily net assets)
-------------------------------------- ---------------------------------
Met/AIM Mid Cap Core Equity                         0.95%
Met/AIM Small Cap Growth                            1.05%
Harris Oakmark International                        1.20%
Janus Aggressive Growth                             0.90%
PIMCO Innovation                                    1.10%
T. Rowe Price Mid-Cap Growth                        0.95%


         Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees.

         The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

                  The Advisers

         Under the terms of the agreements between each Adviser and the Manager, the Adviser will develop a plan for investing the assets of each Portfolio, select the assets to be purchased and sold by each Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. Each Adviser follows the investment policies set by the Manager and the Board of Trustees for each of the Portfolios. Day-to-day management of the investments in each Portfolio is the responsibility of the Adviser's portfolio managers. The portfolio managers of each Portfolio are indicated below following a brief description of each Adviser.

         The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new Adviser that normally is provided in a proxy statement.

         The Manager pays each Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to each of the Advisers.

A I M CAPITAL MANAGEMENT, INC. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, is the Adviser to the Met/AIM Mid Cap Core Equity and Met/AIM Small Cap Growth Portfolios of the Trust. AIM has acted as an investment adviser since its organization in 1986. Today, AIM, together with its affiliates, advises or manages over 190 investment portfolios, including the Portfolios, encompassing a broad range of investment objectives. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC, London, England. Total net assets under the management of AIM and its affiliates was approximately $124 billion as of December 31, 2002.

Met/AIM Mid Cap Core Equity Portfolio

         The Adviser uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the Portfolio are:

o Ronald S. Sloan, Senior Portfolio Manager, has been responsible for the AIM Mid Cap Core Equity Fund since 1998 and has been associated with the Adviser and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

o David Pointer, Portfolio Manager, has been responsible for the AIM Mid Cap Core Equity Fund since 2003 and has been associated with the Adviser and/or its affiliates since 1999. From 1997 to 1999, Mr. Pointer was a full time student.

PRIOR EXPERIENCE WITH A COMPARABLE FUND

         The Met/AIM Mid Cap Core Equity Portfolio and the AIM Mid Cap Core Equity Fund, which is advised by an affiliate of AIM with the same investment management team, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in October 2001, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of AIM, performance information regarding the AIM Mid Cap Core Equity Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of AIM Mid Cap Core Equity Fund and the Portfolio will vary.

         The table below compares the AIM Mid Cap Core Equity Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/02 with the Russell Midcap Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

         Please note that the AIM Mid Cap Core Equity Fund has in the past participated in the IPO market, and a significant portion of the Fund's returns were attributable to its investments in IPOs, which had a magnified impact due to the Fund's small asset base. As the Fund's assets grow, it is probable that the effect of the Fund's investments in IPOs on its total returns will decline, which could reduce the Fund's total returns.



-------------------------------------------------- ---------------------------------------------------------
                                                          Average Annual Total Return as of 12/31/02
-------------------------------------------------- ---------------------------------------------------------
-------------------------------------------------- ------------------ ------------------ -------------------

                                                        1 Year             5 Year             10 Year
-------------------------------------------------- ------------------ ------------------ -------------------
-------------------------------------------------- ------------------ ------------------ -------------------
AIM Mid Cap Core Equity Fund--                          -15.99%             5.57%              10.32%
Class A shares (with sales charge)
-------------------------------------------------- ------------------ ------------------ -------------------
-------------------------------------------------- ------------------ ------------------ -------------------
AIM Mid Cap Core Equity Fund--                          -11.09%             6.77%              10.95%
Class A shares (without sales charge)
-------------------------------------------------- ------------------ ------------------ -------------------
-------------------------------------------------- ------------------ ------------------ -------------------
Russell Midcap Index                                    -16.19%             2.19%              9.92%
-------------------------------------------------- ------------------ ------------------ -------------------


Met/AIM Small Cap Growth Portfolio

         The Adviser uses a team approach to investment management. The individual member of the team who is primarily responsible for the day-to-day management of the Portfolio is:


o Ryan E. Crane, Portfolio Manager, has been responsible for the AIM Small Cap Growth Fund since 1999 and has been associated with the Adviser and/or its affiliates since 1994.

PRIOR PERFORMANCE WITH A COMPARABLE FUND

         The Met/AIM Small Cap Growth Portfolio and the AIM Small Cap Growth Fund, which is advised by an affiliate of AIM with the same investment management team, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in October 2001, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of AIM, performance information regarding the AIM Small Cap Growth Fund is presented. Management fees paid by the AIM Small Cap Growth Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the AIM Small Cap Growth Fund, the average annual return during the periods would be lower than the numbers set forth below. This result assumes that the current management fee paid by the AIM Small Cap Growth Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of AIM Small Cap Growth Fund and the Portfolio will vary.

         The table below compares the AIM Small Cap Growth Fund's average annual compounded total returns for the 1- and 5- year periods and since inception on 10/18/95 through 12/31/02 with the Russell 2000 Index and the Russell 2000 Growth Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/02
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
                                                          1 Year                 5 Year            Since Inception
-
------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
AIM Small Cap Growth Fund -                               -31.96%                 6.45%                 9.04%
Class A shares (with sales charge)
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
AIM Small Cap Growth Fund -                               -28.01%                 7.66%                 9.91%
Class A shares (without sales charge)
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
Russell 2000 Index                                        -20.48%                -1.36%                 7.18%*
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
Russell 2000 Growth Index                                 -30.26%                -6.59%                -0.66%*
-------------------------------------------------- ---------------------- ---------------------- ---------------------
         *Index performance is from 10/31/95.

HARRIS ASSOCIATES L.P. ("Harris"), Two North Lasalle Street, Suite 500, Chicago, Illinois 60602, is the Adviser to the Harris Oakmark International Portfolio of the Trust. Harris is a Delaware limited partnership organized in 1995. The general partnership interest in Harris is owned by Harris Associates Inc., which in turn is a wholly-owned subsidiary of Paris-based CDC IXIS Management Holdings, LLC. Together with its predecessor, Harris has managed mutual funds since 1970 and manages more than $30 billion of assets as of December 31, 2002.

 o   David G.  Herro,  C.F.A.,  and  Michael  J.  Welsh,  C.F.A.,  manage  the
     Portfolio. Mr. Herro joined Harris in 1992 as a portfolio manager and analyst. Mr. Welsh joined Harris in 1992 as an international analyst.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The Harris Oakmark International Portfolio and the Oakmark International Fund, which is also advised by Harris, have substantially similar investment objectives, policies and strategies. Harris began managing the Portfolio on January 1, 2003. In order to provide you with information regarding the investment capabilities of Harris, performance information regarding the Oakmark International Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Oakmark International Fund and the Portfolio will vary.

         The table below compares the Oakmark International Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/02 with the Morgan Stanley Capital International World ex U.S. Index, an unmanaged index which includes countries throughout the world, excluding the U.S. and Canada, in proportion to world stock market capitalization. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.


-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/02
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------

                                                         1 Year                 5 Year                10 Year
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
Oakmark International Fund - Class I shares               -8.46%                  4.85%                 9.75%
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
MSCI World ex U.S. Index                                  -15.80%                -2.72%                 4.17%
-------------------------------------------------- ---------------------- ---------------------- ---------------------


JANUS CAPITAL MANAGEMENT LLC ("Janus"), 100 Fillmore Street, Denver, Colorado 80206, is the Adviser to the Janus Aggressive Growth Portfolio of the Trust. Janus began serving as an investment adviser in 1969 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus is a subsidiary of Janus Capital Group Inc. As of December 31, 2002, Janus managed approximately $138 billion in assets.

o Claire Young, CFA, Vice President of the Adviser. Ms. Young has been the portfolio manager of the Janus Olympus Fund since August, 1997. Ms. Young joined Janus in January, 1992.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The Janus Aggressive Growth Portfolio and the Janus Olympus Fund, which is also advised by Janus, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of Janus, performance information regarding the Janus Olympus Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Janus Olympus Fund and the Portfolio will vary.

         The table below compares the Janus Olympus Fund's average annual compounded total returns for the 1- and 5- year periods and since inception on 12/29/95 through 12/31/02 with the S&P 500 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.


-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/02
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------

                                                         1 Year                 5 Year            Since Inception
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
Janus Olympus Fund                                        -28.19%                 3.74%                 9.20%
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
S&P 500 Index                                             -22.10%                -0.59%                 6.87%*
-------------------------------------------------- ---------------------- ---------------------- ---------------------
         * Index information is from 1/01/96.


PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO"), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, is the Adviser to the PIMCO Total Return Portfolio of the Trust. PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM LP"). Allianz AG ("Allianz") is the indirect majority owner of ADAM LP. Allianz is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in ADAM LP. As of December 31, 2002, PIMCO had approximately $304.6 billion in assets under management.

o A portfolio management team, led by William H. Gross, a Managing Director, the Chief Investment Officer and a founding partner of PIMCO, manages the Portfolio.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The PIMCO Total Return Portfolio and the PIMCO Total Return Fund, which is also advised by PIMCO, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of PIMCO, performance information regarding the PIMCO Total Return Fund is presented. Management fees paid by the PIMCO Total Return Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the PIMCO Total Return Fund, the average annual return during the periods would have been lower than the numbers set forth below. This result assumes that the current management fee paid by the PIMCO Total Return Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of PIMCO Total Return Fund and the Portfolio will vary.

         The table below compares the PIMCO Total Return Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/02 with the Lehman Aggregate Bond Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.


-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/02
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------

                                                         1 Year                 5 Year                10 Year

-------------------------------------------------- ----------------------- ---------------------- --------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------
PIMCO Total Return Fund -                                  10.20%                  8.16%                 8.30%
Institutional shares
-------------------------------------------------- ----------------------- ---------------------- --------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------
Lehman Aggregate Bond Index                                10.26%                  7.55%                 7.51%
-------------------------------------------------- ----------------------- ---------------------- --------------------


PIMCO EQUITY ADVISORS LLC ("PIMCO Advisors"), a subsidiary of ADAM LP, 1345 Avenue of the Americas, 50th Floor, New York, New York 10105, is the Adviser to the PIMCO Innovation Portfolio of the Trust. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2002, PIMCO Advisors had over $7.4 billion in assets under management.

o Dennis P. McKechnie, Managing Director, joined PIMCO Advisors in 1999 as a portfolio manager. From 1991 to 1999, he was a portfolio manager with Circle Investors, formerly a subsidiary of ADAM L.P.


PRIOR EXPERIENCE WITH COMPARABLE FUND

         The PIMCO Innovation Portfolio and the PIMCO Innovation Fund, which is also advised by PIMCO Advisors, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of PIMCO Advisors, performance information regarding the PIMCO Innovation Fund is presented. Management fees paid by the PIMCO Innovation Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the PIMCO Innovation Fund, the average annual return during the periods would be lower than the numbers set forth below. This result assumes that the current management fee paid by the PIMCO Innovation Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of PIMCO Innovation Fund and the Portfolio will vary.

         The table below compares the PIMCO Innovation Fund's average annual compounded total returns for the 1- and 5- year periods and since inception on 12/22/94 through 12/31/02 with the S&P 500 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/02
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------

                                                           1 Year                 5 Year            Since Inception
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
PIMCO Innovation Fund -                                   -54.99%                -5.45%                 4.98%
Class A shares (with sales charge)
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
PIMCO Innovation Fund                                     -52.21%                -4.07%                 6.09%
Class A shares (without sales charge)
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
S&P 500 Index                                             -22.10%                -0.59%                10.30%*
-------------------------------------------------- ---------------------- ---------------------- ---------------------

* Index performance is from 1/1/95.


         T. ROWE PRICE ASSOCIATES, INC. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202, is the Adviser to the T. Rowe Price Mid-Cap Growth Portfolio of the Trust. T. Rowe Price was founded in 1937. As of December 31, 2002, T. Rowe Price and its affiliates managed over $140.6 billion in investments for more than 8 million individual and institutional investor accounts. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

  o The investment management decisions for the Portfolio are made by an Investment Advisory Committee. Brian W. H. Berghuis acts as Chairman of the Committee. The Committee Chairman has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Berghuis has been chairman of the T. Rowe Price Mid-Cap Growth Fund's committee since 1992. He joined T. Rowe Price in 1985 and has been managing investments since 1988.


PRIOR EXPERIENCE WITH COMPARABLE FUND

         The T. Rowe Price Mid-Cap Growth Portfolio and the T. Rowe Price Mid-Cap Growth Fund, which is also advised by T. Rowe Price, have substantially similar investment objectives, policies, and strategies. T. Rowe Price began managing the Portfolio on January 1, 2003. In order to provide you with information regarding the investment capabilities of T. Rowe Price, performance information regarding the T. Rowe Price Mid-Cap Growth Fund is presented. Management fees paid by the T. Rowe Price Mid-Cap Growth Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the T. Rowe Price Mid-Cap Growth Fund, the average annual return during the periods would have been lower than the numbers set forth below. This result assumes that the current management fee paid by the T. Rowe Price Mid-Cap Growth Fund, as a percentage of average net assets, applied in all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of T. Rowe Price Mid-Cap Growth Fund and the Portfolio will vary.

         The table below compares the T. Rowe Price Mid-Cap Growth Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/02 with the Russell Midcap Growth Index and the S&P Mid Cap 400 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



------------------------------------------------------------ ---------------------------------------------------------
                                                             Average Annual Total Return as of 12/31/02
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ------------------ ------------------- ------------------


                                                                1 Year              5 Year             10 Year
------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
T. Rowe Price Mid-Cap Growth Fund                                 -21.22%             4.82%              12.80%
------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
Russell Midcap Growth Index                                       -27.40%             -1.82%              6.71%
------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
S & P Mid Cap 400 Index                                           -14.15%             6.41%              11.96%
------------------------------------------------------------ ------------------ ------------------- ------------------



         YOUR INVESTMENT

     Shareholder Information

         The separate accounts of MetLife are the record owners of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

         However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.

                  Dividends, Distributions and Taxes

Dividends and Distributions

         Each Portfolio intends to distribute substantially all of its net investment income, if any. Each Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once a year and not to you, the Contract owner. These distributions are in the form of additional shares and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contracts prospectus accompanying this Prospectus for more information.

         All net realized long- or short-term capital gains of each Portfolio are also declared once a year and reinvested in the Portfolio.

Taxes

         Please see the Contracts prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of a Portfolio's shares and their receipt of dividends and capital gains.

         Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

         Shares of each Portfolio are currently offered only to the separate accounts of MetLife and, in the case of certain Portfolios, to qualified pension and profit sharing plans. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

         Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios are and will be so owned. Thus so long as each Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts.

         The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

         The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.

                  Sales and Purchases of Shares

         The Trust does not sell its shares directly to the public. The Trust continuously sells Class A shares of each Portfolio only to the separate accounts of MetLife to fund Contracts, and in the case of certain Portfolios, sells Class A shares to qualified pension and profit sharing plans. The Trust's Class A shares that are offered to qualified pension and profit sharing plans and its Class B and Class E shares are not being offered by this Prospectus. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

         MetLife Investors Distribution Company is the principal underwriter and distributor of the Trust's shares. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio determined on that same date.

         Shares of the Portfolios are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. (However, certain sales or other charges may apply to the Contract, as described in the Contracts prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

Right to Restrict Transfers

         Neither the Trust nor the Contracts are designed for professional market timing organizations, other entities, or individuals using programmed, large and/or frequent transfers. MetLife, in coordination with the Trust's Manager and Advisers, reserves the right to temporarily or permanently refuse exchange requests if, in its judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Portfolio and therefore may be refused. Investors should consult the Contracts prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

Valuation of Shares

         Each Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the NYSE is open. To the extent that a Portfolio's assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio's assets may be affected on days when the Trust is not open for business. In addition, trading in some of a Portfolio's assets may not occur on days when the Trust is open for business.

         Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

         Except for money market instruments maturing in 60 days or less, securities held by the Portfolios are valued at market value. If market values are not readily available, securities are valued at fair value as determined by the Valuation Committee of the Trust's Board of Trustees. Money market instruments maturing in 60 days or less are valued on the amortized cost basis.

FINANCIAL HIGHLIGHTS

         The following financial highlights tables are intended to help you understand each Portfolio's Class A shares financial performance for the past 5 years (or for its period of operation in the case of Portfolios that have operated for less than 5 years). Certain information reflects financial results for a single Portfolio share. Total return in each table shows how much an investment in a Portfolio would have increased (or decreased) during each period (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report is included in the Annual Report of the Trust, which is available upon request.

Met/AIM Mid Cap Core Equity Portfolio*

Class A

                                                  For the period from January
                                                  3, 2002 (commencement of
                                                       operations)
                                                    to December 31,
                                                       2002(a)
NET ASSET VALUE, BEGINNING OF PERIOD..........
                                                      $10.98
INCOME FROM INVESTMENT OPERATIONS:

Net investment income.........................         0.03
Net realized and unrealized gains (losses)....        (1.15)
                                                      ------
TOTAL FROM INVESTMENT OPERATIONS..............
                                                      (1.12)
DISTRIBUTIONS:
Dividends from net investment income..........      (0.00)+++
Distributions from net realized capital gains.        (0.01)
                                                      ------
TOTAL DISTRIBUTIONS...........................        (0.01)
                                                      ------
NET ASSET VALUE, END OF PERIOD................        $9.85
                                                      -----
TOTAL RETURN..................................      (10.18)%+
                                                    --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions).......         $4.2
RATIOS TO AVERAGE NET ASSETS (1):
Expenses......................................       0.90%++
Net investment income.........................       0.26%++
PORTFOLIO TURNOVER RATE.......................        37.1%+
(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:
Ratio of Operating Expenses to Average Net Assets:
                                                     1.64%++

Ratio of Expenses to Average Net Assets After Broker
Rebates:                                             0.86%++


* Effective May 1, 2002, the Portfolio changed its name from Met/AIM Mid Cap Equity Portfolio.

+        Non-annualized

++       Annualized

+++      Rounds to less than $0.005 per share.

(a) Net investment income per share was calculated using average shares outstanding.

Met/AIM Small Cap Growth Portfolio

Class A

                                          For the period from January
                                          3, 2002 (commencement of
                                               operations)
                                            to December 31,
                                            2002(a)
NET ASSET VALUE, BEGINNING OF PERIOD....
                                                   $11.85
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss.....................           (0.06)
Net realized and unrealized losses......           (3.14)
                                                   ------
TOTAL FROM INVESTMENT OPERATIONS........
                                                   (3.20)
NET ASSET VALUE, END OF PERIOD .........           $8.65
                                                   -----
TOTAL RETURN............................         (27.00)%+
                                                 ---------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions).            $6.7
RATIOS TO AVERAGE NET ASSETS(1):
Expenses................................          1.05%++
Net investment loss.....................         (0.64)%++
PORTFOLIO TURNOVER RATE.................           19.5%+
(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net Assets: 2.10%++

Ratio of Expenses to Average Net Assets After Broker
Rebates:                                           1.03%++

+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.

Harris Oakmark International Portfolio
(formerly State Street Research Concentrated International Portfolio)*
Class A

                                                    For the period from January
                                                     3, 2002 (commencement of
                                                         operations)
                                                       to December 31,
                                                            2002(a)
NET ASSET VALUE, BEGINNING OF PERIOD.............
                                                              $10.81
INCOME FROM INVESTMENT OPERATIONS:

Net investment income............................              0.06
Net realized and unrealized losses...............             (1.97)
                                                              ------
TOTAL FROM INVESTMENT OPERATIONS.................
                                                              (1.91)
DISTRIBUTIONS:
Dividends from net investment income.................         (0.01)
Distributions from net realized capital gains........          ---
                                                               ---
TOTAL DISTRIBUTIONS..................................         (0.01)
                                                              ------
NET ASSET VALUE, END OF PERIOD...................             $8.89
                                                              -----
TOTAL RETURN.....................................           (17.64)%+
                                                            --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)..........              $4.8
RATIOS TO AVERAGE NET ASSETS (1):
Expenses.........................................            1.10%++
Net investment income............................            0.68%++
PORTFOLIO TURNOVER RATE..........................             82.0%+
(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net Assets:           2.49%++

Ratio of Expenses to Average Net Assets  After Broker
Rebates:                                                    1.08%++

*........Effective January 1, 2003, the Portfolio changed its name to
..........Harris Oakmark International Portfolio and Harris Associates L.P.
..........became the Portfolio's Adviser.
..........
+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.

Janus Aggressive Growth Portfolio

Class A

                                                For the period from January
                                                , 2002 (commencement of
                                                    operations)
                                                 to December 31,
                                                       2002(a)
NET ASSET VALUE, BEGINNING OF PERIOD............
                                                        $7.44
INCOME FROM INVESTMENT OPERATIONS:

Net investment income...........................         0.01
Net realized and unrealized gains (losses)......        (2.08)
                                                        ------
TOTAL FROM INVESTMENT OPERATIONS................
                                                        (2.07)
DISTRIBUTIONS:

Dividends from net investment income............      (0.00)+++
Distributions from net realized capital gains...         ---
                                                         ---

                                                      (0.00)+++
TOTAL DISTRIBUTIONS
NET ASSET VALUE, END OF PERIOD..................        $5.37
                                                        -----
TOTAL RETURN....................................      (27.78)%+
                                                      --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions).........         $2.7
RATIOS TO AVERAGE NET ASSETS (1):
Expenses........................................       0.85%++
Net investment income...........................       0.11%++
PORTFOLIO TURNOVER RATE.........................        92.7%+

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net Assets:     1.43%++

Ratio of Expenses to Average Net Assets After Broker
Rebates:                                               0.77%++


+        Non-annualized

++       Annualized

+++      Rounds to less than $0.005 per share.

(a) Net investment income per share was calculated using average shares outstanding.



PIMCO Total Return Portfolio

Class A


                                                                              For the period from May 1,
                                                                                 2001 (commencement of
                                             For the year ended December            operations) to
                                                                ---------
                                                      31, 2002(a)                December 31, 2001(a)
                                                      -----------                -----------------
NET ASSET VALUE, BEGINNING OF PERIOD.......
                                                        $10.35                          $10.03
                                                        ------                          ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income......................              0.33                            0.27
Net realized and unrealized gains..........              0.66                            0.40
                                                         ----                            ----
TOTAL FROM INVESTMENT OPERATIONS...........
                                                         0.99                            0.67
                                                         ----                            ----
DISTRIBUTIONS:
Dividends from net investment income......................---.                          (0.20)
Distributions from net realized capital                   ---                           (0.15)
                                                          ---                           ------
gains.........................................................
TOTAL DISTRIBUTIONS.......................................---.                          (0.35)
                                                          ---                           ------
NET ASSET VALUE, END OF PERIOD.............             $11.34                          $10.35
                                                        ------                          ------
TOTAL RETURN...............................              9.57%                          6.68%+
                                                         -----                          -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)....             $155.0                           $59.1
RATIOS TO AVERAGE NET ASSETS (1):
Expenses...................................              0.65%                          0.65%++
Net investment income......................              3.06%                          3.76%++
PORTFOLIO TURNOVER RATE....................             474.4%                          346.0%+
(1)  If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:
Ratio of Operating Expenses to Average Net
Assets:                                                  0.64%                          1.15%++


+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.



PIMCO Innovation Portfolio

Class A

                                                                                    For the period from May
                                                                                    1, 2001 (commencement of
                                                                                       operations) to
                                                     For the year ended December      December 31, 2001(a)
                                                             31, 2002(a)
NET ASSET VALUE, BEGINNING OF PERIOD...............
                                                                $6.18                        $8.06
                                                                -----                        -----
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss................................             (0.04)                       (0.04)
Net realized and unrealized losses.................             (3.08)                       (1.84)
                                                                ------                       ------
TOTAL FROM INVESTMENT OPERATIONS...................
                                                                (3.12)                       (1.88)
                                                                ------                       ------
NET ASSET VALUE, END OF PERIOD.....................             $3.06                        $6.18
                                                                -----                        -----
TOTAL RETURN.......................................            (50.49)%                    (23.33)%+
                                                               --------                    --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)............             $13.0                        $16.1
RATIOS TO AVERAGE NET ASSETS (1):
Expenses...........................................             1.10%                       1.10%++
Net investment loss................................            (0.90)%                     (0.90)%++
PORTFOLIO TURNOVER RATE............................             227.2%                      346.9%+
(1)  If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net Assets:              1.73%                       3.97%++

Ratio of Expenses to Average Net Assets After
Broker Rebates:                                                 1.04%                         N/A

+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment loss per share was calculated using average shares outstanding.



T. Rowe Price Mid-Cap Growth Portfolio
(formerly MFS Mid Cap Growth Portfolio)*
Class A

                                                                            For the period from May 1, 2001
                                                                             (commencement of operations) to
                                              For the year ended December          December 31, 2001(a)
                                                    ---------                     --------------------
                                                       31, 2002(a)

NET ASSET VALUE, BEGINNING OF PERIOD........
                                                          $8.37                           $9.76
                                                          -----                           -----

INCOME FROM INVESTMENT OPERATIONS:

Net investment loss.........................             (0.02)                           (0.02)

Net realized and unrealized losses..........             (3.66)                           (1.37)
                                                         ------                           ------

TOTAL FROM INVESTMENT OPERATIONS............
                                                         (3.68)                           (1.39)
                                                         ------                           ------

DISTRIBUTIONS:

Dividends from net investment income.......................---                             ----

Distributions from net capital realized                  (0.03)                            ----
                                                         ------                            ----
gains.........................................................

TOTAL DISTRIBUTIONS......................................(0.03)                            ----
                                                         ------                            ----

NET ASSET VALUE, END OF PERIOD..............
                                                          $4.66                           $8.37
                                                          -----                           -----

TOTAL RETURN................................            (44.00)%                        (14.24)%+
                                                        --------                        --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions).....
                                                          $16.0                           $13.5

RATIOS TO AVERAGE NET ASSETS(1):

Expenses....................................              0.80%                          0.80%++

Net investment loss.........................             (0.34)%                        (0.35)%++

PORTFOLIO TURNOVER RATE.....................             157.2%                           86.3%+


(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net                1.10%                          2.35%++
Assets:

Ratio of Expenses to Average Net Assets                   0.73%                            N/A
After Broker Rebates:

*........Effective January 1, 2003, the Portfolio changed its name to T.
        Rowe Price Mid-Cap Growth Portfolio and T. Rowe Price Associates,
        Inc. became the Portfolio's Adviser.

+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.

                  FOR MORE INFORMATION

If you would like more information about a Portfolio, the following documents are available to you free upon request:

Annual/Semi-annual Reports

         Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information ("SAI")

         Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about a Portfolio, contact:

                           Met Investors Series Trust
                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                                 1-800-848-3854


Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission (`SEC"):

o  In person      Review and copy documents in the SEC's Public Reference Room in Washington, D.C.  (for information call 202-942-8090).

o  On line        Retrieve information from the EDGAR database on the
                  SEC's web site at: http://www.sec.gov.

o  By mail        Request documents, upon payment of a duplicating fee,
                  by writing to SEC, Public Reference Section, Washington, D.C.
                  20549 or by e-mailing the SEC at publicinfo@sec.gov.

                              SEC FILE # 811-10183

                                  [FRONT COVER]




                           Met Investors Series Trust


                      Lord Abbett Bond Debenture Portfolio

                                 Class A Shares

                                   Prospectus

                                   May 1, 2003

          Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the
               Securities and Exchange Commission passed upon the
 accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.



                               Table of Contents

                                                                                            Page



INTRODUCTION.................................................................................3
         Understanding the Trust.............................................................3
         Understanding the Portfolio.........................................................3
THE PORTFOLIO................................................................................4
         Investment Summary..................................................................4
                  Lord Abbett Bond Debenture Portfolio.......................................6
         Additional Investment Strategies...................................................15
         Management.........................................................................19
                  The Manager...............................................................19
                  The Adviser...............................................................20
YOUR INVESTMENT.............................................................................21
         Shareholder Information............................................................21
         Dividends, Distributions and Taxes.................................................21
         Sales and Purchases of Shares......................................................22
FINANCIAL HIGHLIGHTS........................................................................24
FOR MORE INFORMATION................................................................Back Cover



         INTRODUCTION

     Understanding the Trust

         Met Investors Series Trust (the "Trust") is an open-end management investment company that offers a selection of twenty-one managed investment portfolios or mutual funds. Only one of these portfolios, the Lord Abbett Bond Debenture Portfolio, is offered through this Prospectus (the "Portfolio"). Please see the Investment Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

         Class A shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts (collectively, "Contracts"). Class A shares of the Portfolio are also sold to qualified pension and profit sharing plans. The Class A shares of the Portfolio that are also sold to qualified plans are offered to plan participants through a separate prospectus.

         As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract.

         The prospectus for the Contracts shows the investment options available to you. Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

         The Portfolio's name and investment objective are very similar to those of a certain publicly available mutual fund that is managed by the same investment adviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees, and different asset sizes.

[SIDE BAR:

         Please see the Contracts prospectus that accompanies this Prospectus for a detailed explanation of your Contract.]

                  Understanding the Portfolio

         After this Introduction you will find an Investment Summary for the Portfolio. The Investment Summary presents important facts about the Portfolio, including information about its investment objective, principal investment strategy, primary risks, fees and expenses and past performance.

THE PORTFOLIO

     Investment Summary

The Portfolio's summary discusses the following :

o        Investment Objective

                  What is the Portfolio's investment goal?

o        Principal Investment Strategy

                  How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

o        Primary Risks

                  What are the specific risks of investing in the Portfolio?

o        Past Performance

                  How well has the Portfolio performed over time?

o        Fees and Expenses

                  What is the cost of investing in the Portfolio?

         [SIDE BAR: The Portfolio in this Prospectus is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. The Portfolio strives to reach its stated investment objective, which can be changed without shareholder approval. As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective.

         In addition to its principal investment strategy, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in the Investment Summary section of the Prospectus. These other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus.

         [SIDE BAR: The Portfolio's Adviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive fixed income yield opportunities, when the issuer's investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions, or for other investment reasons.]

         The SAI provides more detailed information regarding the various types of securities that the Portfolio may purchase and certain investment techniques and practices of its Adviser.

         The Contracts may be sold by banks. An investment in the Portfolio of the Trust through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

[Left Side:]
                         Lord Abbett Bond Debenture Portfolio


Investment Objective:

         To provide high current income and the opportunity for capital appreciation to produce a high total return.

Principal Investment Strategy:

         Under normal circumstances, the Portfolio invests substantially all (at least 80%) of its net assets in debt securities of various types. To pursue its goal, the Portfolio normally invests substantially all of its net assets in high yield and investment grade debt securities, but may also invest in securities convertible into common stocks. The Portfolio may invest up to 80% of its total assets in high yield/high risk debt securities (junk bonds). Debt securities normally will consist of secured debt obligations of the issuer (i.e., bonds), general unsecured debt obligations of the issuer (i.e., debentures) and debt securities which are subordinate in right of payment to other debt of the issuer. In no event will the Portfolio invest more than 10% of its gross assets at the time of investment in debt securities which are in default as to interest or principal. At least 20% of the Portfolio's assets must be invested in any combination of investment grade debt securities, U.S. Government securities and cash equivalents. The Portfolio may also invest up to 20% of its net assets in equity securities of large cap companies including common stocks, preferred stocks, convertible preferred stocks, warrants and similar instruments. The Portfolio attempts to invest in securities selling at reasonable prices in relation to the Adviser's assessment of their potential value.

         The Adviser will actively manage the Portfolio and seek unusual values, particularly in lower-rated debt securities, some of which are convertible into common stocks or have warrants attached to purchase common stocks. In selecting lower-rated bonds for investment, the Adviser does not rely upon ratings, which evaluate only the safety of principal and interest, not market value risk, and which, furthermore, may not accurately reflect an issuer's current financial condition. The Portfolio does not have any minimum rating criteria for its investments in bonds and some issuers may default as to principal and/or interest payments subsequent to the purchase of their securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, the Adviser believes that investment risk may be reduced, although there is no assurance that losses will not occur.

         The Portfolio normally invests in long-term debt securities when the Adviser believes that interest rates in the long run will decline and prices of such securities generally will be high. When the Adviser believes that long-term interest rates will rise, it may shift the Portfolio into short-term debt. Under normal circumstances, the duration of the Portfolio's debt securities will be between 3 to 7 years with an average maturity of 5 to 12 years.

         Capital appreciation may be obtained by investing in:

o debt securities when the trend of interest rates is expected to be down

o convertible debt securities or debt securities with warrants attached entitling the holder to purchase common stock

o debt securities of issuers in financial difficulties when, in the view of the Adviser, the problems giving rise to such difficulties can be successfully resolved, with a consequent improvement in the credit standing of the issuers (such investments involve corresponding risks that interest and principal payments may not be made if such difficulties are not resolved)

o equity securities

         The Portfolio may invest up to 20% of its net assets, at market value, in debt and equity securities primarily traded in foreign countries.

         The Portfolio may hold or sell any property or securities which it may obtain through the exercise of conversion rights or warrants or as a result of any reorganization, recapitalization or liquidation proceedings for any issuer of securities owned by it. In no event will the Portfolio voluntarily purchase any securities other than debt securities, if, at the time of such purchase or acquisition, the value of the property and securities, other than debt securities, in the Portfolio is greater than 20% of the value of its net assets.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from its objective, which are not described here.

Market risk

         The Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by the Portfolio's Adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the Adviser overweights fixed income markets or industries where there are significant declines.

         Stocks purchased in initial public offerings (IPOs) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio's shares.

Interest rate risk

         The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. Since the Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income, if interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

         Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of the Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

Credit risk

         The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. Since the Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. The Portfolio may also be subject to credit risk to the extent that it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

High yield debt security risk

         High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. If the Portfolio invests in high yield debt securities it may be more susceptible to credit risk and market risk than a fund that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio's Adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

         You should understand that high yield securities are not generally meant for short-term investing. When the Portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

Foreign investment risk

         Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

         These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

         Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

         Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

         Foreign markets may be less liquid and more volatile than U.S. markets.

         Foreign securities often trade in currencies other than the U.S. dollar, and the Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect the Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio's foreign currency or securities holdings.

         Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Market capitalization risk

         Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment style risk

         Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other funds that employ a different investment style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust, which commenced operations on May 1, 1996) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001.

         The bar chart below shows you the performance of the Portfolio's Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                    Year-by-Year Total Return as of 12/31 of Each Year

---------------- ----------- ------------ ----------- ------------ -----------
    15.63%         6.26%        3.40%       0.87%        3.76%       -0.39%






      97             98          99           00          01           02
---------------- ----------- ------------ ----------- ------------ -----------

                        High Quarter: 4th - 2001 + 5.85%
                         Low Quarter: 3rd -1998 - 4.31%



         The table below compares the Portfolio's Class A shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/02 with the Credit Suisse First Boston High Yield Index, which is representative of the lower rated debt (including non-convertible-preferred stocks) investments in the Portfolio; and with the Lehman Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

-----------------------------------------------------------
                   Average Annual Total Return as of 12/31/02
---------------- ------------- ------------ ---------------

                                                                Since
                                    1 Year       5 Years      Inception

               ----------------- ------------- ------------ ---------------

 Class A                            -0.39%        2.75%         6.21%
 Credit Suisse First Boston         3.11%         1.44%         4.30%
    High Yield Index
 Lehman Aggregate Bond Index        10.27%        7.54%         8.03%
------------------------------ ------------- ------------ --------------- -----

[SIDE BAR:

         Portfolio Management:

o        Lord, Abbett & Co. LLC
         see page 20

o        For financial highlights
         see page 25]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None


Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

  ------------------------------- -----------------------------
                                            Class A
  ------------------------------- -----------------------------
  ------------------------------- -----------------------------
  Management Fee                             0.60%
  ------------------------------- -----------------------------
  ------------------------------- -----------------------------
  12b-1 Fees                                  None
  ------------------------------- -----------------------------
  ------------------------------- -----------------------------
  Other Expenses                             0.17%
  ------------------------------- -----------------------------
  ------------------------------- -----------------------------
  Total Annual Portfolio                     0.77%
  Operating Expenses Before
  Expense Waiver/ Reimbursement
  ------------------------------- -----------------------------
  ------------------------------- -----------------------------
  Contractual Expense Waiver/                0.02%
  Reimbursement*
  ------------------------------- -----------------------------
  ------------------------------- -----------------------------
  Total Annual Portfolio                     0.75%
  Operating Expenses After
  Expense Waiver/ Reimbursement
  ------------------------------- -----------------------------
* Met Investors Advisory LLC (the "Manager") and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A shares of the Portfolio will not exceed 0.75% for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.





         Example of Portfolio Expenses

   ----------------------------------- -----------------------------------
                                                    Class A
   ----------------------------------- -----------------------------------
   ----------------------------------- -----------------------------------
   1 Year                                             $77
   ----------------------------------- -----------------------------------
   ----------------------------------- -----------------------------------
   3 Years                                            $245
   ----------------------------------- -----------------------------------
   ----------------------------------- -----------------------------------
   5 Years                                            $427
   ----------------------------------- -----------------------------------
   ----------------------------------- -----------------------------------
   10 Years                                           $955
   ----------------------------------- -----------------------------------

         Additional Investment Strategies

         In addition to the principal investment strategies discussed in the Portfolio's Investment Summary, the Portfolio may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. The SAI provides a more detailed discussion of certain of these and other securities and indicates if the Portfolio is subject to any limitations with respect to a particular investment strategy. These strategies and techniques may involve risks. The Portfolio is not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus.

         Collateralized Mortgage Obligations (CMOs). CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs may be issued or guaranteed by the U.S. Government or its agencies or instrumentalities or collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality or may be non-U. S. Government guaranteed.

         CMOs carry general fixed income securities risks, such as credit risk and interest rate risk, and risks associated with mortgage-backed securities, including prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the Adviser may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

         Convertible Securities. Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

         Traditionally, convertible securities have paid dividends or interest rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. These securities are also subject to market risk, interest rate risk and credit risk.

         Depositary Receipts. Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

         These instruments are subject to market risk and foreign investment risk.

         Forward Commitments, When-Issued and Delayed Delivery Securities. Forward commitments, when-issued and delayed delivery securities generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.

     High Quality Short-Term Debt Obligations including Bankers' Acceptances, Commercial Paper and Certificates of Deposit issued or guaranteed by Bank Holding Companies in the U.S., their Subsidiaries and Foreign Branches or of the World Bank; Variable Amount Master Demand Notes and Variable Rate Notes issued by U.S. and Foreign Corporations.

         Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.

         Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by the Portfolio will be regarded as an illiquid security.

         These instruments are subject to credit risk, interest rate risk and foreign investment risk.

         High Yield/High Risk Debt Securities. High yield/high risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's Ratings Services ("S&P"), and Ba or lower by Moody's Investors Service, Inc. ("Moody's")). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds," and "junk bonds."

         High yield/high risk debt securities are subject to high yield debt security risk as described in "Primary Risks of Investing in the Portfolios" above.

           Investment Grade Debt Securities. Investment grade debt securities are securities rated in one of the four highest rating categories by S&P, Moody's or other nationally recognized rating agency. These securities are subject to interest rate risk and credit risk. Securities rated in the fourth investment category by a nationally recognized rating agency (e.g. BBB by S&P and Baa by Moody's) may have speculative characteristics.

         Mortgage-backed Securities, including GNMA Certificates, Mortgage-backed Bonds and Stripped Mortgage-backed Securities. Mortgage-backed securities include securities backed by Ginnie Mae and Fannie Mae as well as by private issuers. These securities represent collections (pools) of commercial and residential mortgages. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

         These securities carry general fixed income security risks, such as credit risk and interest rate risk, as well as prepayment risk.

         PIK (pay-in-kind) Debt Securities and Zero-Coupon Bonds. PIK debt securities are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

         Zero-coupon bonds are bonds that provide for no current interest payment and are sold at a discount. These investments pay no interest in cash to its holder during its life and usually trade at a deep discount from their face or par value. These investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Portfolio will accrue income on such investments for tax accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

         These securities are subject to credit risk and interest rate risk.

         Preferred Stocks. Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

         Preferred stocks are subject to market risk. In addition, because preferred stocks pay fixed dividends, an increase in interest rates may cause the price of a preferred stock to fall.

         Repurchase Agreements. Repurchase agreements involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash.

         Repurchase agreements involve credit risk, i.e., the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

         Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time.

         Reverse repurchase agreements will be used primarily to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes. Reverse repurchase agreements are considered a form of borrowing by the Portfolio and, therefore, are a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.

         Rights and Warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.

         Securities Loans. For purposes of realizing additional income, the Portfolio may lend securities to broker-dealers or institutional investors approved by the Board of Trustees. All securities loans will be made pursuant to agreement requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolio an amount equal to any dividends or interest received on loaned securities. The Portfolio retains all or a portion of the interest received on investment of cash collected or receives a fee from the borrower.

         The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

         U.S. Government Securities. U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit, like Treasury bills and GNMA certificates. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government-sponsored entities, like bonds and notes issued by the Federal Home Loan Bank, Fannie Mae, and Sallie Mae. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

         U.S. Government securities are subject to interest rate risk. Credit risk is remote.

Defensive Investments

         Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio's principal investment strategy. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objective.

Downgrades in Fixed Income Debt Securities

         Unless required by applicable law, the Portfolio is not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after the Portfolio purchases the security.

         Management

         The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager and Adviser are expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolio's assets by the Adviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

                  The Manager

         Met Investors Advisory LLC (the "Manager"), 22 Corporate Plaza Drive, Newport Beach, California 92660, has overall responsibility for the general management and administration of the Portfolio. The Manager selects and pays the fee of the Adviser for the Portfolio and monitors the Adviser's investment program. The Manager is an affiliate of Metropolitan Life Insurance Company.

         As compensation for its services to the Portfolio, the Manager receives monthly compensation at an annual rate of 0.60% of' the Portfolio's average daily net assets.

         Expense Limitation Agreement

         In the interest of limiting expenses of the Portfolio until April 30, 2004, the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act") are limited to 0.75% of the Portfolio's average daily net assets.

         The Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided the Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed the percentage limit stated above. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's total annual expense ratio is less than the percentage stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees.

         The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

                  The Adviser

         Under the terms of the agreement between the Adviser and the Manager, the Adviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Adviser follows the policies set by the Manager and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Adviser's portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Adviser.

         The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for the Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for the existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of the existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new Adviser that normally is provided in a proxy statement.

         The Manager pays the Adviser a fee based on the Portfolio's average daily net assets. The Portfolio is not responsible for the fees paid to the Adviser.

LORD, ABBETT & CO. LLC ("Lord Abbett"), 90 Hudson Street, Jersey City, New Jersey 07302, is the Adviser to the Lord Abbett Bond Debenture Portfolio of the Trust. Lord Abbett has been an investment manager for 70 years and as of December 31, 2002 managed approximately $48.2 billion in a family of mutual funds and other advisory accounts.

o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Christopher J. Towle, Partner of Lord Abbett, heads the team. Mr. Towle has been with Lord Abbett since 1988.

YOUR INVESTMENT

     Shareholder Information

         The separate accounts of MetLife are the record owners of the Portfolio's shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

         However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.

                  Dividends, Distributions and Taxes

Dividends and Distributions

         The Portfolio intends to distribute substantially all of its net investment income, if any. The Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once a year and not to you, the Contract owner. These distributions are in the form of additional shares and not cash. The result is that the Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contracts prospectus accompanying this Prospectus for more information.

         All net realized long- or short-term capital gains of the Portfolio are also declared once a year and reinvested in the Portfolio.

Taxes

         Please see the Contracts prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of the Portfolio's shares and their receipt of dividends and capital gains.

         The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As qualified, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is the Portfolio's intention to distribute all such income and gains.

         Shares of the Portfolio are currently offered only to the separate accounts of MetLife and to qualified pension and profit sharing plans. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

         Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the assets underlying a Contract. The Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. Thus so long as the Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts.

         The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

         The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio's composition and other information. An annual report, with audited information, will be sent to you each year.

                  Sales and Purchases of Shares

         The Trust does not sell its shares directly to the public. The Trust continuously sells Class A shares of the Portfolio only to the separate accounts of MetLife and to qualified pension and profit sharing plans. The Trust's Class A shares that are offered to qualified pension and profit sharing plans and its Class B and Class E shares are not being offered by this Prospectus. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

         MetLife Investors Distribution Company is the principal underwriter and distributor of the Trust's shares. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without sales charge, at the net asset value per share for the Portfolio determined on that same date.

         Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. (However, certain sales or other charges may apply to the Contract, as described in the Contracts prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

Right to Restrict Transfers

         Neither the Trust nor the Contracts are designed for professional market timing organizations, other entities, or individuals using programmed, large and/or frequent transfers. MetLife, in coordination with the Trust's Manager and Adviser, reserves the right to temporarily or permanently refuse exchange requests if, in its judgment, the Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Portfolio and therefore may be refused. Investors should consult the Contracts prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

Valuation of Shares

         The Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the NYSE is open. To the extent that the Portfolio's assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio's assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio's assets may not occur on days when the Trust is open for business.

         Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

         Except for money market instruments maturing in 60 days or less, securities held by the Portfolio are valued at market value. If market values are not readily available, securities are valued at fair value as determined by the Valuation Committee of the Trust's Board of Trustees. Money market instruments maturing in 60 days or less are valued on the amortized cost basis.

FINANCIAL HIGHLIGHTS

         The following financial highlights table is intended to help you understand the Portfolio's Class A shares financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. Total return in each table shows how much an investment in the Portfolio would have increased (or decreased) during each period (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report is included in the Annual Report of the Trust, which is available upon request.




Lord Abbett Bond Debenture Portfolio*
Class A


                        FOR THE YEARS ENDED DECEMBER 31,

                                          2002(a)            2001(a)             2000           1999        1998
                                          -------            -------             ----           ----        ----


NET ASSET VALUE, BEGINNING OF PERIOD
                                           $11.22            $11.75             $12.48         $12.38      $12.11
                                           ------            ------             ------         ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............        0.77              0.90               1.00           0.71        0.68
Net realized and unrealized gains
(losses)............................       (0.79)            (0.48)             (0.90)         (0.29)       0.08
                                           ------            ------             ------         ------       ----
TOTAL FROM INVESTMENT OPERATIONS....

                                           (0.02)             0.42               0.10           0.42        0.76
                                           ------             ----               ----           ----        ----
DISTRIBUTIONS:
Dividends from net investment income..........................
                                           (0.96)            (0.95)             (0.83)         (0.24)      (0.35)
Distributions from net realized
capital gains...............................---...............----               ----          (0.08)      (0.14)
                                            ---               ----               ----          ------      ------
TOTAL DISTRIBUTIONS........................(0.96)............(0.95)             (0.83)         (0.32)      (0.49)
                                           ------            ------             ------         ------      ------
NET ASSET VALUE, END OF PERIOD......
                                           $10.24            $11.22             $11.75         $12.48      $12.38
                                           ------            ------             ------         ------      ------
TOTAL RETURN........................      (0.39)%             3.76%             0.87%          3.40%        6.26%
                                          -------             -----             -----          -----        -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)...........................       $202.1            $154.2             $155.2         $170.2      $120.0
RATIOS TO AVERAGE NET ASSETS(1):
Expenses............................       0.70%              0.72%             0.85%          0.85%        0.85%
Net investment income...............       7.43%              7.76%             7.78%          6.74%        6.58%
PORTFOLIO TURNOVER RATE.............       45.8%              66.2%             64.9%          46.7%        84.7%

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to             0.77%              0.75%             0.86%          0.86%        0.93%
Average Net Assets:


* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Bond Debenture Portfolio, a portfolio of Cova Series
         Trust, that followed the same investment objective as the Portfolio.
         The information for each of the periods prior to February 12, 2001 is that of the predecessor Bond Debenture Portfolio.

(a) Net investment income per share was calculated using average shares outstanding.


         FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semi-annual Reports

         Contain additional information about the Portfolio's performance. In the Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information ("SAI")

         Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

                           Met Investors Series Trust
                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                                 1-800-848-3854


Information about the Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission (`SEC"):

o  In person      Review and copy documents in the SEC's Public Reference
                  Room in Washington, D.C.  (for information call 202-942-8090).

o  On line        Retrieve information from the EDGAR database on the SEC's
                  web site at: http://www.sec.gov.

o  By mail        Request documents, upon payment of a duplicating fee,
                  by writing to SEC, Public Reference Section, Washington, D.C.
                  20549 or by e-mailing the SEC at publicinfo@sec.gov.

                              SEC FILE # 811-10183

                                  [FRONT COVER]




                           Met Investors Series Trust


                     Lord Abbett Growth and Income Portfolio
                      Lord Abbett Bond Debenture Portfolio


                                 Class A Shares

                                   Prospectus

                                   May 1, 2003



   Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has
               the Securities and Exchange Commission passed upon
                the accuracy or adequacy of this Prospectus. Any
                  representation to the contrary is a criminal
                                    offense.




                                Table of Contents

                                                                                                                Page



INTRODUCTION......................................................................................................3
------------
         Understanding the Trust..................................................................................3
         -----------------------
         Understanding the Portfolios.............................................................................3
         ----------------------------
THE PORTFOLIOS....................................................................................................6
--------------
         Investment Summary.......................................................................................6
         ------------------
                  Lord Abbett Growth and Income Portfolio.........................................................8
                  ---------------------------------------
                  Lord Abbett Bond Debenture Portfolio...........................................................12
                  ------------------------------------
         Primary Risks of Investing in the Portfolios............................................................18
         --------------------------------------------
         Additional Investment Strategies........................................................................21
         --------------------------------
         Management..............................................................................................26
         ----------
                  The Manager....................................................................................27
                  -----------
                  The Adviser....................................................................................28
                  -----------
YOUR INVESTMENT..................................................................................................29
---------------
         Shareholder Information.................................................................................29
         -----------------------
         Dividends, Distributions and Taxes......................................................................29
         ----------------------------------
         Sales and Purchases of Shares...........................................................................30
         -----------------------------
FINANCIAL HIGHLIGHTS.............................................................................................32
--------------------
FOR MORE INFORMATION.....................................................................................Back Cover
--------------------
....................................................................................................................

     INTRODUCTION

     Understanding the Trust

         Met Investors Series Trust (the "Trust") is an open-end management investment company that offers a selection of twenty-one managed investment portfolios or mutual funds, only two of which are offered through this Prospectus (the "Portfolios"). Each of the two Portfolios described in this Prospectus has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio.

Investing Through a Variable Insurance Contract

         Class A shares of the Portfolios are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts (collectively, "Contracts"). Class A shares of the Portfolios are also sold to qualified pension and profit sharing plans. The Class A shares of the Portfolios that are also sold to qualified plans are offered to plan participants through a separate prospectus.

         As a Contract owner, your premium payments are allocated to one or more of the Portfolios in accordance with your Contract.

         A particular Portfolio of the Trust may not be available under the Contract you have chosen. The prospectus for the Contracts shows the Portfolios available to you. Please read this Prospectus carefully before selecting a Portfolio. It provides information to assist you in your decision. If you would like additional information about a Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

         Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same investment adviser. The Portfolios in this Prospectus are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolios, different fees, and different asset sizes.

[SIDE BAR:

         Please see the Contracts prospectus that accompanies this Prospectus for a detailed explanation of your Contract.]

                  Understanding the Portfolios

         After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio, including information about its investment objective, principal investment strategy, primary risks, fees and expenses and past performance.

         Each of the Portfolios falls into one of two categories of funds. A particular type of Portfolio may be more appropriate for you depending upon your investment needs. Please see the Risk/Reward spectrum on the next page which lists the Portfolios in order of risk/reward from highest to lowest.

Description of Types of Funds:

Equity Funds

         Although they may involve more risk, historically, equity securities such as common stocks have offered higher returns than bonds or other investments over the long term. A domestic equity fund principally invests in equity securities of U.S. companies and may also, to a minor extent, invest in securities of companies located outside the United States. An international equity fund principally invests in the equity securities of companies located outside the United States.

Fixed Income Funds

         Fixed income securities are securities that pay a specified rate of return. Historically, fixed income funds are not as volatile as equity funds. These funds may lend stability to a portfolio made up primarily of stocks.




Before you choose a Portfolio, please consider...
                                                                                                                         Higher


                                                                                                                         Risk/Reward



All of the Portfolios involve risk, but there is also the potential for reward.
You can lose money - and you can make money. The Portfolios are structured so that each offers a different degree of risk and reward than others.

Notice the scale at the right. It covers, in the opinion of the Portfolios'
Manager, the full spectrum of risk/ reward of the Portfolios described in this Prospectus. Please note that the scale is for illustration purposes only and is not meant to convey the precise degree of difference in risk/reward among the Portfolios.
What risk/reward level is for you? Ask yourself the following:

         How well do I handle fluctuations in my account value? The higher a Portfolio is on the risk/ reward spectrum, the more its price is likely to move up and down on a day to day basis. If this makes you uncomfortable, you may prefer an investment at the lower end of the scale that may not fluctuate in price as much.

         Am I looking for a higher rate of return? Generally, the higher the potential return, the higher the risk. If you find the potential to make money is worth the possibility of losing more, then a Portfolio at the higher end of the spectrum may be right for you.
                                                                                  Lord Abbett Growth and Income Portfolio


                                                                                  Lord Abbett Bond Debenture Portfolio

A final note: These Portfolios are designed for long-term investment.
                                                                                                                         Lower


                                                                                                                         Risk/Reward



THE PORTFOLIOS

     Investment Summary

Each Portfolio's summary discusses the following :

o        Investment Objective

                  What is the Portfolio's investment goal?

o        Principal Investment Strategy

                  How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

o        Primary Risks

                  What are the specific risks of investing in the Portfolio?

o        Past Performance

                  How well has the Portfolio performed over time?

o        Fees and Expenses

                  What is the cost of investing in the Portfolio?

         [SIDE BAR: Each Portfolio in this Prospectus is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. Each Portfolio strives to reach its stated investment objective, which can be changed without shareholder approval. As with all mutual funds, there is no guarantee that a Portfolio will achieve its investment objective.

         In addition to its principal investment strategy, each Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in the Investment Summary section of the Prospectus. These other securities and investment techniques and practices in which a Portfolio may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus.

         [SIDE BAR: A Portfolio's Adviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive fixed income yield opportunities, when the issuer's investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions, or for other investment reasons.]

         Following the Investment Summary is the section entitled "Primary Risks of Investing in the Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments.

         The SAI provides more detailed information regarding the various types of securities that a Portfolio may purchase and certain investment techniques and practices of its Adviser.

         The Contracts may be sold by banks. An investment in a Portfolio of the Trust through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

[Left Side:]

                        Lord Abbett Growth and Income Portfolio


Investment Objective:

         To achieve long-term growth of capital and income without excessive fluctuation in market value.

Principal Investment Strategy:

         To pursue this objective, the Portfolio primarily purchases equity securities of large, seasoned, U.S. and multinational companies that the Adviser believes are undervalued. The Portfolio may invest in equity securities such as common stocks, convertible bonds, convertible preferred stocks and warrants and similar instruments. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies with market capitalizations of at least $5 billion at the time of purchase. This market capitalization may vary in response to changes in the markets.

         In selecting investments, the Portfolio attempts to invest in securities selling at reasonable prices in relation to the Adviser's assessment of their potential value. While there is the risk that an investment may never reach what the Adviser believes is its full value or may go down in value, the Adviser's emphasis on large, seasoned company value stocks may limit the Portfolio's downside risk because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be less volatile than the stocks of smaller companies.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 18, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Market capitalization risk

o        Investment style risk


         Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor funds managed by the Adviser using the same investment objective and strategy as the Portfolio. On January 8, 1999 substantially all of the assets of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. were transferred to the Lord Abbett Growth and Income Portfolio, a series of Cova Series Trust. The assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Portfolio on February 12, 2001. The performance shown below for the Portfolio's Class A shares is the historical performance of the Lord Abbett Growth and Income Portfolio of Cova Series Trust (from January 8, 1999 through February 11, 2001) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999).

         The bar chart below shows you the performance of the Portfolio's Class A shares for the last ten calendar years. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.



                                          Year-by-Year Total Return as of 12/31 of Each Year


------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- ------------
14.82%        2.78%       29.82%     19.45%      24.31%     12.87%      16.56%     14.68%      -5.77%     -17.95%






93            94          95         96          97         98          99         00          01         02
------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- ------------

                        High Quarter: 3rd - 1997 + 14.13%
                        Low Quarter: 3rd - 2002 - 19.80%

         The table below compares the Portfolio's Class A shares' average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/02, with the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), a widely recognized unmanaged index that measures the stock performance of 500 large - and medium - sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                ---------------------------------------------------------------------------
                   Average Annual Total Return as of 12/31/02
                                                      1 Year        5 Year       10 Year
                                                      ------        ------       -------

                                                  --------------- ------------ ------------
                Class A                           -17.95%         3.14%        10.28%
                S&P 500 Index                     -22.10%         -0.59%       9.34%
                --------------------------------- --------------- ------------ ------------


[SIDE BAR:

         Portfolio Management:

o        Lord, Abbett & Co. LLC
         see page 28

o        For financial highlights
         see page 33]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

        --------------------------------- --------------------------
                                                   Class A
        --------------------------------- --------------------------
        --------------------------------- --------------------------
        Management Fee                              0.58%
        --------------------------------- --------------------------
        --------------------------------- --------------------------
        12b-1 Fees                                  None
        --------------------------------- --------------------------
        --------------------------------- --------------------------
        Other Expenses                              0.09%
        --------------------------------- --------------------------
        --------------------------------- --------------------------
        Total Annual Portfolio                      0.67%
        Operating Expenses
        --------------------------------- --------------------------


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

                  Example of Portfolio Expenses

    ---------------------------------- ------------------------------------
                                                     Class A
    ---------------------------------- ------------------------------------
    ---------------------------------- ------------------------------------
    1 Year                                             $69
    ---------------------------------- ------------------------------------
    ---------------------------------- ------------------------------------
    3 Years                                           $215
    ---------------------------------- ------------------------------------
    ---------------------------------- ------------------------------------
    5 Years                                           $374
    ---------------------------------- ------------------------------------
    ---------------------------------- ------------------------------------
    10 Years                                          $837
    ---------------------------------- ------------------------------------

[Left Side:]

                    Lord Abbett Bond Debenture Portfolio


Investment Objective:

         To provide high current income and the opportunity for capital appreciation to produce a high total return.

Principal Investment Strategy:

         Under normal circumstances, the Portfolio invests substantially all (at least 80%) of its net assets in debt securities of various types. To pursue its goal, the Portfolio normally invests substantially all of its net assets in high yield and investment grade debt securities, but may also invest in securities convertible into common stocks. The Portfolio may invest up to 80% of its total assets in high yield/high risk debt securities (junk bonds). Debt securities normally will consist of secured debt obligations of the issuer (i.e., bonds), general unsecured debt obligations of the issuer (i.e., debentures) and debt securities which are subordinate in right of payment to other debt of the issuer. In no event will the Portfolio invest more than 10% of its gross assets at the time of investment in debt securities which are in default as to interest or principal. At least 20% of the Portfolio's assets must be invested in any combination of investment grade debt securities, U.S. Government securities and cash equivalents. The Portfolio may also invest up to 20% of its net assets in equity securities of large cap companies including common stocks, preferred stocks, convertible preferred stocks, warrants and similar instruments. The Portfolio attempts to invest in securities selling at reasonable prices in relation to the Adviser's assessment of their potential value.

         The Adviser will actively manage the Portfolio and seek unusual values, particularly in lower-rated debt securities, some of which are convertible into common stocks or have warrants attached to purchase common stocks. In selecting lower-rated bonds for investment, the Adviser does not rely upon ratings, which evaluate only the safety of principal and interest, not market value risk, and which, furthermore, may not accurately reflect an issuer's current financial condition. The Portfolio does not have any minimum rating criteria for its investments in bonds and some issuers may default as to principal and/or interest payments subsequent to the purchase of their securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, the Adviser believes that investment risk may be reduced, although there is no assurance that losses will not occur.

         The Portfolio normally invests in long-term debt securities when the Adviser believes that interest rates in the long run will decline and prices of such securities generally will be high. When the Adviser believes that long-term interest rates will rise, it may shift the Portfolio into short-term debt. Under normal circumstances, the duration of the Portfolio's debt securities will be between 3 to 7 years with an average maturity of 5 to 12 years.

         Capital appreciation may be obtained by investing in:

o        debt securities when the trend of interest rates is expected to be down

o convertible debt securities or debt securities with warrants attached entitling the holder to purchase common stock

o debt securities of issuers in financial difficulties when, in the view of the Adviser, the problems giving rise to such difficulties can be successfully resolved, with a consequent improvement in the credit standing of the issuers (such investments involve corresponding risks that interest and principal payments may not be made if such difficulties are not resolved)

o        equity securities


         The Portfolio may invest up to 20% of its net assets, at market value, in debt and equity securities primarily traded in foreign countries.

         The Portfolio may hold or sell any property or securities which it may obtain through the exercise of conversion rights or warrants or as a result of any reorganization, recapitalization or liquidation proceedings for any issuer of securities owned by it. In no event will the Portfolio voluntarily purchase any securities other than debt securities, if, at the time of such purchase or acquisition, the value of the property and securities, other than debt securities, in the Portfolio is greater than 20% of the value of its net assets.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 18, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Interest rate risk

o        Credit risk

o        High yield debt security risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk


Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period from February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust, which commenced operations on May 1, 1996) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001.

         The bar chart below shows you the performance of the Portfolio's Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.









                     Year-by-Year Total Return as of 12/31 of Each Year

-------------- ----------- ------------ ----------- ------------ -----------
15.63%         6.26%       3.40%        0.87%       3.76%        -0.39%






97             98          99           00          01           02
-------------- ----------- ------------ ----------- ------------ -----------

                         High Quarter: 4th -2001 + 5.85%
                         Low Quarter: 3rd -1998 - 4.31%

         The table below compares the Portfolio's Class A shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/02, with the Credit Suisse First Boston High Yield Index, which is representative of the lower rated debt (including non-convertible-preferred stocks) investments in the Portfolio; and with the Lehman Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

      --------------------------------------------------------------------------
                      Average Annual Total Return as of 12/31/02
            --------------- ----------------- ----------- -------------

                                                                    Since
                                        1 Year         5 Year     Inception

                 ----------------- ----------------- ----------- -------------

   Class A                              -0.39%         2.75%        6.21%
   Credit Suisse First Boston           3.11%          1.44%        4.30%
      High Yield Index
   Lehman Aggregate Bond Index          10.27%         7.54%        8.03%
   ---------------------------------------------- ----------- ------------- ----








[SIDE BAR:

         Portfolio Management:

o        Lord, Abbett & Co. LLC
         see page 28

o        For financial highlights
         see page 35]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

    -------------------------------- ------------------------
                                             Class A
    -------------------------------- ------------------------
    -------------------------------- ------------------------
    Management Fee                            0.60%
    -------------------------------- ------------------------
    -------------------------------- ------------------------
    12b-1 Fees                                None
    -------------------------------- ------------------------
    -------------------------------- ------------------------
    Other Expenses                            0.17%
    -------------------------------- ------------------------
    -------------------------------- ------------------------
    Total Annual Portfolio                    0.77%
    Operating Expenses Before
    Expense Waiver/ Reimbursement
    -------------------------------- ------------------------
    -------------------------------- ------------------------
    Contractual Expense Waiver/               0.02%
    Reimbursement*
    -------------------------------- ------------------------
    -------------------------------- ------------------------
    Total Annual Portfolio                    0.75%
    Operating Expenses After
    Expense Waiver/ Reimbursement
    --------------------------- ------------------------
* Met Investors Advisory LLC (the "Manager") and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A shares of the Portfolio will not exceed 0.75% for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

    ------------------------------- ----------------------------------
                                                 Class A
    ------------------------------- ----------------------------------
    ------------------------------- ----------------------------------
    1 Year                                         $77
    ------------------------------- ----------------------------------
    ------------------------------- ----------------------------------
    3 Years                                       $245
    ------------------------------- ----------------------------------
    ------------------------------- ----------------------------------
    5 Years                                       $427
    ------------------------------- ----------------------------------
    ------------------------------- ----------------------------------
    10 Years                                      $955
    ------------------------------- ----------------------------------

         Primary Risks of Investing in the Portfolios


         One or more of the following primary risks may apply to your Portfolio. Please see the Investment Summary for your particular Portfolio to determine which risks apply and for a discussion of other risks that may apply to the Portfolio. Please note that there are many other circumstances that could adversely affect your investment and prevent a Portfolio from its objective, which are not described here.

Market Risk

         A Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by a Portfolio's Adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Portfolio could also miss attractive investment opportunities if its Adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the Adviser overweights fixed income markets or industries where there are significant declines.

         Stocks purchased in initial public offerings (IPOs) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio's shares.

Interest Rate Risk

         The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If your Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

         Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

Credit Risk

         The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

High Yield Debt Security Risk

         High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A Portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a Portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a Portfolio's Adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

         You should understand that high yield securities are not generally meant for short-term investing. When a Portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

Foreign Investment Risk

         Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

o Foreign markets may be less liquid and more volatile than U.S. markets.

o Foreign securities often trade in currencies other than the U.S. dollar, and a Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Portfolio's foreign currency or securities holdings.

o Costs of buying, selling and holding foreign securities,  including brokerage,
tax  and  custody  costs,   may  be  higher  than  those  involved  in  domestic
transactions.

Market Capitalization Risk

         Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

         Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other funds that employ a different investment style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

                  Additional Investment Strategies

         In addition to the principal investment strategies discussed in each individual Portfolio's Investment Summary, a Portfolio, as indicated in the chart below, may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. The SAI provides a more detailed discussion of certain of these and other securities and indicates if a Portfolio is subject to any limitations with respect to a particular investment strategy. These strategies and techniques may involve risks. Although a Portfolio that is not identified below in connection with a particular strategy or technique generally has the ability to engage in such a transaction, its Adviser currently intends to invest little, if any, of the Portfolio's assets in that strategy or technique. (Please note that some of these strategies may be a principal investment strategy for a particular Portfolio and consequently are also described in that Portfolio's Investment Summary.) The Portfolios are not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus.

---------------------------- ----------- ------------
                             Lord           Lord
                             Abbett        Abbett
                             Growth         Bond
                             and          Debenture
                             Income       Portfolio
                             Portfolio
---------------------------- ----------- ------------
---------------------------- ----------- ------------
Collateralized Mortgage                       X
Obligations

---------------------------- ----------- ------------
---------------------------- ----------- ------------
Convertible Securities           X            X
---------------------------- ----------- ------------
---------------------------- ----------- ------------
Depositary Receipts              X            X
                             ----------- ------------
---------------------------- ----------- ------------
Foreign Debt Securities                       X
---------------------------- ----------- ------------
---------------------------- ----------- ------------
Foreign Equity Securities        X
---------------------------- ----------- ------------
---------------------------- ----------- ------------
Forward Commitments,                          X
When-Issued and Delayed
Delivery Securities

---------------------------- ----------- ------------
---------------------------- ----------- ------------
High Quality Short-Term                       X
Debt Obligations including
Bankers' Acceptances,
Commercial Paper and
Certificates of Deposit
issued or guaranteed by
Bank Holding Companies in
the U.S., their
Subsidiaries and Foreign
Branches or of the World
Bank; Variable Amount
Master Demand Notes and
Variable Rate Notes issued
by U.S. and Foreign
Corporations

---------------------------- ----------- ------------
---------------------------- ----------- ------------
High Yield/High Risk Debt                     X
Securities

---------------------------- ----------- ------------
---------------------------- ----------- ------------
Investment Grade Debt                         X
Securities

---------------------------- ----------- ------------
---------------------------- ----------- ------------
Mortgage-backed                               X
Securities, including GNMA
Certificates,
Mortgage-backed Bonds

---------------------------- ----------- ------------
---------------------------- ----------- ------------
PIK (pay-in-kind)                             X
Debt Securities and
Zero-Coupon Bonds

---------------------------- ----------- ------------
---------------------------- ----------- ------------
Preferred Stocks                 X            X
---------------------------- ----------- ------------
---------------------------- ----------- ------------
Repurchase Agreements            X            X
---------------------------- ----------- ------------
---------------------------- ----------- ------------
Rights and Warrants              X            X
---------------------------- ----------- ------------
---------------------------- ----------- ------------
Reverse Repurchase               X            X
Agreements
---------------------------- ----------- ------------
---------------------------- ----------- ------------
Securities Loans                 X            X
---------------------------- ----------- ------------
---------------------------- ----------- ------------
U.S. Government Securities X
---------------------------- ----------- ------------

         Collateralized Mortgage Obligations (CMOs). CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs may be issued or guaranteed by the U.S. Government or its agencies or instrumentalities or collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality or may be non-U.S. Government guaranteed.

         CMOs carry general fixed income securities risks, such as credit risk and interest rate risk, and risks associated with mortgage-backed securities, including prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, an Adviser may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

         Convertible Securities. Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

         Traditionally, convertible securities have paid dividends or interest rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. These securities are also subject to market risk, interest rate risk and credit risk.

         Depositary Receipts. Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

         These instruments are subject to market risk and foreign investment risk.

         Foreign Debt Securities. Foreign debt securities are issued by foreign corporations and governments. They may include Eurodollar obligations and Yankee bonds.

         Foreign debt securities are subject to foreign investment risk, credit risk and interest rate risk. Securities in developing countries are also subject to the additional risks associated with emerging markets.

         Foreign Equity Securities. Foreign equity securities are subject to foreign investment risk in addition to the risks applicable to domestic equity securities, such as market risk.

         Forward Commitments, When-Issued and Delayed Delivery Securities. Forward commitments, when-issued and delayed delivery securities generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolios do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.

         High Quality Short-Term Debt Obligations including Bankers' Acceptances, Commercial Paper and Certificates of Deposit issued or guaranteed by Bank Holding Companies in the U.S., their Subsidiaries and Foreign Branches or of the World Bank; Variable Amount Master Demand Notes and Variable Rate Notes issued by U.S. and Foreign Corporations.

         Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.

         Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

         These instruments are subject to credit risk, interest rate risk and foreign investment risk.

         High Yield/High Risk Debt Securities. High yield/high risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's Ratings Services ("S&P"), and Ba or lower by Moody's Investors Service, Inc. ("Moody's")). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds," and "junk bonds."

         High yield/high risk debt securities are subject to high yield debt security risk as described in "Primary Risks of Investing in the Portfolios" above.

         Investment Grade Debt Securities. Investment grade debt securities are securities rated in one of the four highest rating categories by S&P, Moody's or other nationally recognized rating agency. These securities are subject to interest rate risk and credit risk. Securities rated in the fourth investment category by a nationally recognized rating agency (e.g. BBB by S&P and Baa by Moody's) may have speculative characteristics.

         Mortgage-backed Securities, including GNMA Certificates, Mortgage-backed Bonds and Stripped Mortgage-backed Securities. Mortgage-backed securities include securities backed by Ginnie Mae and Fannie Mae as well as by private issuers. These securities represent collections (pools) of commercial and residential mortgages. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

         These securities carry general fixed income security risks, such as credit risk and interest rate risk, as well as prepayment risk.

         PIK (pay-in-kind) Debt Securities and Zero-Coupon Bonds. PIK debt securities are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

         Zero-coupon bonds are bonds that provide for no current interest payment and are sold at a discount. These investments pay no interest in cash to its holder during its life and usually trade at a deep discount from their face or par value. These investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Portfolio will accrue income on such investments for tax accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

         These securities are subject to credit risk and interest rate risk.

         Preferred Stocks. Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

         Preferred stocks are subject to market risk. In addition, because preferred stocks pay fixed dividends, an increase in interest rates may cause the price of a preferred stock to fall.

         Repurchase Agreements. Repurchase agreements involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash.

         Repurchase agreements involve credit risk, i.e., the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

         Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time.

         Reverse repurchase agreements will be used primarily to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes. Reverse repurchase agreements are considered a form of borrowing by the Portfolio and, therefore, are a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.

         Rights and Warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.

         Securities Loans. For purposes of realizing additional income, a Portfolio may lend securities to broker-dealers or institutional investors approved by the Board of Trustees. All securities loans will be made pursuant to agreement requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolio an amount equal to any dividends or interest received on loaned securities. The Portfolio retains all or a portion of the interest received on investment of cash collected or receives a fee from the borrower.

         The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

         U.S. Government Securities. U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit, like Treasury bills and GNMA certificates. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government-sponsored entities, like bonds and notes issued by the Federal Home Loan Bank, Fannie Mae, and Sallie Mae. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

         U.S. Government securities are subject to interest rate risk. Credit risk is remote.

Defensive Investments

         Under adverse market or economic conditions, a Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with a Portfolio's principal investment strategy. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objective.

Downgrades in Fixed Income Debt Securities

         Unless required by applicable law, the Portfolios are not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after a Portfolio purchases the security.

                  Management

         The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager and Adviser are expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolios' assets by the Adviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

                  The Manager

         Met Investors Advisory LLC (the "Manager"), 22 Corporate Plaza Drive, Newport Beach, California 92660, has overall responsibility for the general management and administration of all of the Portfolios. The Manager selects and pays the fees of the Adviser for each of the Trust's Portfolios and monitors the Adviser's investment program. The Manager is an affiliate of Metropolitan Life Insurance Company.

         As compensation for its services to the Portfolios, the Manager receives monthly compensation at an annual rate of a percentage of' the average daily net assets of each Portfolio. The advisory fees for each Portfolio are:



-------------------- ----------------------------------------------------------
Portfolio                             Advisory Fee
-------------------- ---------------------------------
--------------------- ---------------------------------
Lord  Abbett Growth and
Income Portfolio
                                      0.60% of first
                                      $800 million of
                                      such assets plus
                                      0.55% of such
                                      assets over $800
                                      million up to
                                      $1.5 billion plus
                                      0.45% of such
                                      assets over $1.5
                                      billion
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lord Abbett Bond Debenture
Portfolio                             0.60%
--------------------- ----------------------------------------------------------


Expense Limitation Agreement

         In the interest of limiting expenses of the Lord Abbett Bond Debenture Portfolio until April 30, 2004, the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act") are limited to 0.75% of the Portfolio's daily net assets.

         The Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided the Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed the percentage limit stated above. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's total annual expense ratio is less than the percentage stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.

         The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

                  The Adviser

         Under the terms of the agreements between the Adviser and the Manager, the Adviser will develop a plan for investing the assets of each Portfolio, select the assets to be purchased and sold by each Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Adviser follows the investment policies set by the Manager and the Board of Trustees for each of the Portfolios. Day-to-day management of the investments in each Portfolio is the responsibility of the Adviser's portfolio managers. The portfolio managers of each Portfolio are indicated below following a brief description of the Adviser.

         The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new Adviser that normally is provided in a proxy statement.

         The Manager pays the Adviser a fee based on each Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to the Adviser.

LORD, ABBETT & CO. LLC ("Lord Abbett"), 90 Hudson Street, Jersey City, New Jersey 07302, is the Adviser to the Lord Abbett Growth and Income and Lord Abbett Bond Debenture Portfolios of the Trust. Lord Abbett has been an investment manager for 70 years and as of December 31, 2002 managed approximately $48.2 billion in a family of mutual funds and other advisory accounts.


Lord Abbett Growth and Income Portfolio

o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. The portfolio management team is headed by Robert G. Morris, W. Thomas Hudson and Eli Salzman. Messrs. Morris, Hudson and Salzman, Partners of Lord Abbett, have been with Lord Abbett for more than five years.


Lord Abbett Bond Debenture Portfolio

o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Christopher J. Towle, Partner of Lord Abbett, heads the team. Mr. Towle has been with Lord Abbett since 1988.


         YOUR INVESTMENT

     Shareholder Information

         The separate accounts of MetLife are the record owners of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

         However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.

                  Dividends, Distributions and Taxes

Dividends and Distributions

         Each Portfolio intends to distribute substantially all of its net investment income, if any. Each Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once a year and not to you, the Contract owner. These distributions are in the form of additional shares and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contracts prospectus accompanying this Prospectus for more information.

         All net realized long- or short-term capital gains of each Portfolio are also declared once a year and reinvested in the Portfolio.

Taxes

         Please see the Contracts prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of a Portfolio's shares and their receipt of dividends and capital gains.

         Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

         Shares of each Portfolio are currently offered only to the separate accounts of MetLife and to qualified pension and profit sharing plans. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

         Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios are and will be so owned. Thus so long as each Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts.

         The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

         The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.

                  Sales and Purchases of Shares

         The Trust does not sell its shares directly to the public. The Trust continuously sells Class A shares of each Portfolio only to the separate accounts of MetLife to fund Contracts and to qualified pension and profit sharing plans. The Trust's Class A shares that are offered to qualified pension and profit sharing plans and its Class B and Class E shares are not being offered by this Prospectus. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

         MetLife Investors Distribution Company is the principal underwriter and distributor of the Trust's shares. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio determined on that same date.

         Shares of the Portfolios are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. (However, certain sales or other charges may apply to the Contract, as described in the Contracts prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

Right to Restrict Transfers

         Neither the Trust nor the Contracts are designed for professional market timing organizations, other entities, or individuals using programmed, large and/or frequent transfers. MetLife, in coordination with the Trust's Manager and Adviser, reserves the right to temporarily or permanently refuse exchange requests if, in its judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Portfolio and therefore may be refused. Investors should consult the Contracts prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

Valuation of Shares

         Each Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the NYSE is open. To the extent that a Portfolio's assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio's assets may be affected on days when the Trust is not open for business. In addition, trading in some of a Portfolio's assets may not occur on days when the Trust is open for business.

         Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

         Except for money market instruments maturing in 60 days or less, securities held by the Portfolios are valued at market value. If market values are not readily available, securities are valued at fair value as determined by the Valuation Committee of the Trust's Board of Trustees. Money market instruments maturing in 60 days or less are valued on the amortized cost basis.

FINANCIAL HIGHLIGHTS

         The following financial highlights tables are intended to help you understand each Portfolio's Class A shares financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. Total return in each table shows how much an investment in a Portfolio would have increased (or decreased) during each period (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report is included in the Annual Report of the Trust, which is available upon request.

Lord Abbett Growth and Income Portfolio*
Class A



                                                                                                       For the period from January
                                                                                                         8, 1999 (commencement of
                                                                                                           operations) to
                                                               For the Years Ended                          December 31, 1999
                                                                                                            -----------------
                                                                   December 31,
                                                               2002(a) 2001(a) 2000



NET ASSET VALUE, BEGINNING OF PERIOD.......
                                                   $25.05              $26.82             $24.07                  $21.60
                                                   ------              ------             ------                  ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income......................         0.21                0.25             0.00+++                   0.27
Net realized and unrealized gains (losses).        (4.67)              (1.80)              3.42                    2.20
                                                   ------              ------              ----                    ----
TOTAL FROM INVESTMENT OPERATIONS...........
                                                   (4.46)              (1.55)              3.42                    2.47
                                                   ------              ------              ----                    ----
DISTRIBUTIONS:
Dividends from net investment income...............(0.21).....         (0.22)             (0.28)                   ----
Distributions from net realized capital            (1.52)               ----              (0.39)                   ----
                                                   ------               ----              ------                   ----
gains.........................................................

TOTAL DISTRIBUTIONS................................(1.73).....         (0.22)             (0.67)                   ----
                                                   ------              ------             ------                   ----
NET ASSET VALUE, END OF PERIOD.............        $18.86              $25.05             $26.82                  $24.07
                                                   ------              ------             ------                  ------
TOTAL RETURN...............................       (17.95)%            (5.77)%             14.68%                 11.38%+
                                                  --------            -------             ------                 ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)....        $890.2             $1,205.5            $944.6                  $887.0
RATIOS TO AVERAGE NET ASSETS (1):
Expenses...................................        0.65%               0.64%              0.70%                  0.70%++
Net investment income......................        0.94%               1.04%              1.32%                  1.24%++
PORTFOLIO TURNOVER RATE....................        55.4%               69.7%              51.7%                   70.8%+
(1)  If certain expenses had not been reimbursed
by the Manager, total return would have been lower
and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net
Assets:                                            0.67%               0.64%               N/A                     N/A

Ratio of Expenses to Average Net Assets
After Broker Rebates:                              0.63%                N/A                N/A                     N/A

* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Lord Abbett Growth and Income Portfolio, a portfolio of Cova Series Trust, that followed the same investment objective as the Portfolio. The information for each of the periods prior to February 12, 2001 is that of the predecessor Lord Abbett Growth and Income Portfolio.

+        Non-annualized

++       Annualized

+++      Rounds to less than $0.005 per share.

N/A      Not applicable

(a) Net investment income per share was calculated using average shares outstanding.



Lord Abbett Bond Debenture Portfolio*
Class A


                                          FOR THE YEARS ENDED DECEMBER 31,


                                          2002(a)            2001(a)             2000           1999        1998
                                          -------            -------             ----           ----        ----
NET ASSET VALUE, BEGINNING OF PERIOD
                                           $11.22            $11.75             $12.48         $12.38      $12.11
                                           ------            ------             ------         ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............        0.77              0.90               1.00           0.71        0.68
Net realized and unrealized gains
(losses)............................       (0.79)            (0.48)             (0.90)         (0.29)       0.08
                                           ------            ------             ------         ------       ----
TOTAL FROM INVESTMENT OPERATIONS....

                                           (0.02)             0.42               0.10           0.42        0.76
                                           ------             ----               ----           ----        ----
DISTRIBUTIONS:
Dividends from net investment income..........................
                                           (0.96)            (0.95)             (0.83)         (0.24)      (0.35)
Distributions from net realized
capital gains...............................---...............----               ----          (0.08)      (0.14)
                                            ---               ----               ----          ------      ------
TOTAL DISTRIBUTIONS........................(0.96)............(0.95)             (0.83)         (0.32)      (0.49)
                                           ------            ------             ------         ------      ------
NET ASSET VALUE, END OF PERIOD......
                                           $10.24            $11.22             $11.75         $12.48      $12.38
                                           ------            ------             ------         ------      ------
TOTAL RETURN........................      (0.39)%             3.76%             0.87%          3.40%        6.26%
                                          -------             -----             -----          -----        -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)...........................       $202.1            $154.2             $155.2         $170.2      $120.0
RATIOS TO AVERAGE NET ASSETS(1):
Expenses............................       0.70%              0.72%             0.85%          0.85%        0.85%
Net investment income...............       7.43%              7.76%             7.78%          6.74%        6.58%
PORTFOLIO TURNOVER RATE.............       45.8%              66.2%             64.9%          46.7%        84.7%

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to             0.77%              0.75%             0.86%          0.86%        0.93%
Average Net Assets:


* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Bond Debenture Portfolio, a portfolio of Cova Series
         Trust, that followed the same investment objective as the Portfolio.
         The information for each of the periods prior to February 12, 2001 is that of the predecessor Bond Debenture Portfolio.

(a) Net investment income per share was calculated using average shares outstanding.








{W0001333; 2}
                  FOR MORE INFORMATION

If you would like more information about a Portfolio, the following documents are available to you free upon request:

Annual/Semi-annual Reports

         Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information ("SAI")

         Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about a Portfolio, contact:

                           Met Investors Series Trust
                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                                 1-800-848-3854


Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission (`SEC"):

o  In person      Review and copy documents in the SEC's Public Reference
                  Room in Washington, D.C.  (for information call
                  202-942-8090).

o  On line        Retrieve information from the EDGAR database on the SEC's
                  web site at: http://www.sec.gov.

o  By mail        Request documents, upon payment of a duplicating fee, by
                  writing to SEC, Public Reference Section, Washington, D.C.
                  20549 or by e-mailing the SEC at publicinfo@sec.gov.

                              SEC FILE # 811-10183

                                 [FRONT COVER]




                           Met Investors Series Trust


                          PIMCO Total Return Portfolio

                                 Class A Shares

                                   Prospectus

                                   May 1, 2003

                    Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                Table of Contents

                                                                           Page
INTRODUCTION...................................................................3
         Understanding the Trust...............................................3
         Understanding the Portfolio...........................................3
THE PORTFOLIO..................................................................4
         Investment Summary....................................................4
                  PIMCO Total Return Portfolio.................................6
         Additional Investment Strategies.....................................13
         Management...........................................................20
                  The Manager.................................................20
                  The Adviser.................................................20
YOUR INVESTMENT...............................................................22
         Shareholder Information..............................................22
         Dividends, Distributions and Taxes...................................22
         Sales and Purchases of Shares........................................23
FINANCIAL HIGHLIGHTS..........................................................25
FOR MORE INFORMATION..........................................................28

INTRODUCTION

     Understanding the Trust

         Met Investors Series Trust (the "Trust") is an open-end management investment company that offers a selection of twenty-one managed investment portfolios or mutual funds. Only one of these portfolios, the PIMCO Total Return Portfolio, is offered through this Prospectus (the "Portfolio"). Please see the Investment Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

         Class A shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts (collectively, "Contracts"). Class A shares of the Portfolio are also sold to qualified pension and profit sharing plans. The Class A shares of the Portfolio that are also sold to qualified plans are offered to plan participants through a separate prospectus.

         As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract.

         The prospectus for the Contracts shows the investment options available to you. Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

         The Portfolio's name and investment objective are very similar to that of a certain publicly available mutual fund that is managed by the same investment adviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees, and different asset sizes.

[SIDE BAR:

         Please see the Contracts prospectus that accompanies this Prospectus for a detailed explanation of your Contract.]

                  Understanding the Portfolio

         After this Introduction you will find an Investment Summary for the Portfolio. The Investment Summary presents important facts about the Portfolio, including information about its investment objective, principal investment strategy, primary risks, fees and expenses and past performance.

THE PORTFOLIO

     Investment Summary

The Portfolio's summary discusses the following :

o        Investment Objective

                  What is the Portfolio's investment goal?

o        Principal Investment Strategy

                  How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

o        Primary Risks

                  What are the specific risks of investing in the Portfolio?

o        Past Performance

                  How well has the Portfolio performed over time?

o        Fees and Expenses

                  What is the cost of investing in the Portfolio?

         [SIDE BAR: The Portfolio in this Prospectus is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. The Portfolio strives to reach its stated investment objective, which can be changed without shareholder approval. As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective.

         In addition to its principal investment strategy, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in the Investment Summary section of the Prospectus. These other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus.

         [SIDE BAR: The Portfolio's Adviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive fixed income yield opportunities, when the issuer's investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions, or for other investment reasons.]

         The SAI provides more detailed information regarding the various types of securities that the Portfolio may purchase and certain investment techniques and practices of its Adviser.

         The Contracts may be sold by banks. An investment in the Portfolio of the Trust through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

[Left Side:]

                                                PIMCO Total Return Portfolio


Investment Objective:

         The Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

Principal Investment Strategy:

         The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Adviser's forecast for interest rates.

         The Portfolio invests primarily in investment grade debt securities, U.S. Government securities and commercial paper and other short-term obligations. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

         The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. In addition, the Portfolio may engage in forward commitments, when-issued and delayed delivery securities transactions. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from its objective, which are not described here.

o        Market risk

         The Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by the Portfolio's Adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the Adviser overweights fixed income markets or industries where there are significant declines.

         Stocks purchased in initial public offerings (IPOs) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio's shares.

o        Interest rate risk

         The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. Since your Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

         Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of the Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

o        Credit risk

         The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. Since your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. The Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

o    Foreign investment risk

         Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

o    Foreign   companies  may  not  be  subject  to   accounting   standards  or
     governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

o    Foreign markets may be less liquid and more volatile than U.S. markets.

o Foreign securities often trade in currencies other than the U.S. dollar, and the Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect the Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio's foreign currency or securities holdings.

o    Costs  of  buying,  selling  and  holding  foreign  securities,   including
     brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

o    Others Risks

         Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

         The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period May 1, 2001 through December 31, 2002 is the performance of the Portfolio's Class A shares.

         The bar chart below shows you the performance of the Portfolio's Class A shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                                       Year-by-Year Total Return as of 12/31
                                           ------------------------------
                                      9.57%





                                       02
                                           ------------------------------

                         High Quarter: 3rd - 2002 +3.65%
                          Low Quarter: 1st - 2002 0.00%

         The table below compares the Portfolio's Class A shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02 with the Lehman Brothers Aggregate Bond Index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

              -----------------------------------------------------------------
                                                             Average Annual
              Total
                                                             Return as of
              12/31/02
                                                              Since
                                               1 Year       Inception


              Class A                           9.57%         9.79%
              Lehman Brothers Aggregate        10.27%         8.75%*
                 Bond Index
              ----------------------------- -------------- ------------- ------
                           * Index performance is from 2/28/01.
         For information on Pacific Investment Management Company LLC's prior performance with a comparable fund, see page 21.

[SIDE BAR:

         Portfolio Management:

o Pacific Investment Management Company LLC see page 20

o        For financial highlights
         see page 26]


Fees and Expenses:

         This following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

           ------------------------------------ --------------------------------
                                                            Class A
           ------------------------------------ --------------------------------
           ------------------------------------ --------------------------------
           Management Fee                                    0.50%
           ------------------------------------ --------------------------------
           ------------------------------------ --------------------------------
           12b-1 Fees                                        None
           ------------------------------------ --------------------------------
           ------------------------------------ --------------------------------
           Other Expenses                                    0.15%
           ------------------------------------ --------------------------------
           ------------------------------------ --------------------------------
           Total Annual Portfolio Operating                  0.65%
           Expenses
           ------------------------------------ --------------------------------

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

     --------------------------------- ----------------------------------------
                                                       Class A
     --------------------------------- ----------------------------------------
     --------------------------------- ----------------------------------------
     1 Year                                              $67
     --------------------------------- ----------------------------------------
     --------------------------------- ----------------------------------------
     3 Years                                            $209
     --------------------------------- ----------------------------------------
     --------------------------------- ----------------------------------------
     5 Years                                            $363
     --------------------------------- ----------------------------------------
     --------------------------------- ----------------------------------------
     10 Years                                           $812
     --------------------------------- ----------------------------------------

         Additional Investment Strategies

         In addition to the principal investment strategies discussed in the Portfolio's Investment Summary, the Portfolio may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. The SAI provides a more detailed discussion of certain of these and other securities and indicates if the Portfolio is subject to any limitations with respect to a particular investment strategy. These strategies and techniques may involve risks. The Portfolio is not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus.

         Brady Bonds. Brady Bonds are collateralized or uncollateralized fixed income securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady Bonds have been issued only recently and, accordingly do not have a long payment history. These securities are subject to credit risk and interest rate risk.

         Collateralized Mortgage Obligations (CMOs). CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs may be issued or guaranteed by the U.S. Government or its agencies or instrumentalities or collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality or may be non-U.S. Government guaranteed.

         CMOs carry general fixed income securities risks, such as credit risk and interest rate risk, and risks associated with mortgage-backed securities, including prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, an Adviser may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

         Derivatives. Derivatives are used to limit risk in the Portfolio or to enhance investment return, and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

         Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

         Futures are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date.

         Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time.

         Derivatives may be used to hedge against an opposite position that the Portfolio holds. Any loss generated by the derivatives should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or result in losses or missed opportunities. In addition, derivatives that are used for hedging the Portfolio in specific securities may not fully offset the underlying positions. The counterparty to a derivatives contract also could default. Derivatives that involve leverage could magnify losses.

         Derivatives may also be used to maintain the Portfolio's exposure to the market, manage cash flows or to attempt to increase income. Using derivatives for purposes other than hedging is speculative and involves greater risks. In many foreign countries, futures and options markets do not exist or are not sufficiently developed to be effectively used by the Portfolio that invests in foreign securities.

         Direct Participation in Corporate Loans. By purchasing a loan, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

         The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

         Dollar Roll Transactions. Dollar roll transactions are comprised of the sale by the Portfolio of mortgage-based or other fixed income securities, together with a commitment to purchase similar, but not identical, securities at a future date. In addition, the Portfolio is paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Portfolio to buy a security. Dollar roll transactions are treated as borrowings for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), and the aggregate of such transactions and all other borrowings of the Portfolio (including reverse repurchase agreements) will be subject to the requirement that the Portfolio maintain asset coverage of 300% for all borrowings.

         If the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Portfolio is required to repurchase may be worth less than the security that the Portfolio originally held; and the return earned by the Portfolio with the proceeds of a dollar roll may not exceed transaction costs.

         Foreign Currency Transactions. Foreign currency transactions are entered into for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency transactions include the purchase of foreign currency on a spot (or cash) basis, contracts to purchase or sell foreign currencies at a future date (forward contracts), the purchase and sale of foreign currency futures contracts, and the purchase of exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

         These hedging transactions do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time.

         Foreign currency exchange rates may fluctuate significantly over short periods of time. A forward foreign currency exchange contract reduces the Portfolio's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currency will limit any potential gain which might be realized by the Portfolio if the value of the hedged currency increases. In the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts also involve the risk that the party with which the Portfolio enters the contract may fail to perform its obligations to the Portfolio. The purchase and sale of foreign currency futures contracts and the purchase of call and put options on foreign currency futures contracts and on foreign currencies involve certain risks associated with derivatives.

     Foreign Debt Securities. Foreign debt securities are issued by foreign corporations and governments. They may include Eurodollar obligations and Yankee bonds.

     Foreign debt securities are subject to foreign investment risk, credit risk and interest rate risk. Securities in developing countries are also subject to the additional risks associated with emerging markets.

     Forward Commitments, When-Issued and Delayed Delivery Securities. Forward commitments, when-issued and delayed delivery securities generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.

     High Quality Short-Term Debt Obligations including Bankers' Acceptances, Commercial Paper and Certificates of Deposit issued or guaranteed by Bank Holding Companies in the U.S., their Subsidiaries and Foreign Branches or of the World Bank; Variable Amount Master Demand Notes and Variable Rate Notes issued by U.S. and Foreign Corporations.


     Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.

         Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by the Portfolio will be regarded as an illiquid security.

         These instruments are subject to credit risk, interest rate risk and foreign investment risk.

         High Yield/High Risk Debt Securities. High yield/high risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's Ratings Services ("S&P") and Ba or lower by Moody's Investors Service, Inc. ("Moody's")). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds," and "junk bonds."

         High yield debt securities are subject to high yield debt security risk. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. If the Portfolio invests in high yield debt securities, it may be more susceptible to credit risk and market risk than if the Portfolio invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio's Adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

         You should understand that high yield securities are not generally meant for short-term investing. When the Portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

         Illiquid and Restricted Securities. The Portfolio may invest a portion of its assets in restricted and illiquid securities, which are investments that the Portfolio cannot easily resell within seven days at current value or that have contractual or legal restriction on resale. Restricted securities include those which are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and are purchased directly from the issuer or in the secondary market (private placements).

         If the Portfolio buys restricted or illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value or could have difficulty valuing these holdings precisely.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Interest Rate Transactions. Interest rate transactions are hedging transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. They are used by a Portfolio in an attempt to protect the value of its investments from interest rate fluctuations. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser to the Portfolio enters into these transactions on behalf of the Portfolio primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio will not sell interest rate caps or floors that it does not own.

         There is the risk that the Adviser may incorrectly predict the direction of interest rates resulting in losses to the Portfolio.

         Investment Grade Debt Securities. Investment grade debt securities are securities rated in one of the four highest rating categories by S&P, Moody's or other nationally recognized rating agency. These securities are subject to interest rate risk and credit risk. Securities rated in the fourth investment category by a nationally recognized rating agency (e.g. BBB by S&P and Baa by Moody's) may have speculative characteristics.

         Mortgage-backed Securities, including GNMA Certificates, Mortgage-backed Bonds and Stripped Mortgage-backed Securities. Mortgage-backed securities include securities backed by Ginnie Mae and Fannie Mae as well as by private issuers. These securities represent collections (pools) of commercial and residential mortgages. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

         These securities carry general fixed income security risks, such as credit risk and interest rate risk, as well as prepayment risk.

         Municipal Securities. Municipal securities are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income tax. These securities are subject to interest rate risk and credit risk.

         Non-mortgage Asset-backed Securities. Non-mortgage asset-backed securities include equipment trust certificates and interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. This means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

         The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates, and like other fixed income investments, the ability of the Portfolio to successfully use these instruments may depend in part upon the ability of an Adviser to forecast interest rates and other economic factors correctly.

         PIK (pay-in-kind) Debt Securities and Zero-Coupon Bonds. PIK debt securities are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

         Zero-coupon bonds are bonds that provide for no current interest payment and are sold at a discount. These investments pay no interest in cash to its holder during its life and usually trade at a deep discount from their face or par value. These investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Portfolio will accrue income on such investments for tax accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

         These securities are subject to credit risk and interest rate risk.

         Repurchase Agreements. Repurchase agreements involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash.

         Repurchase agreements involve credit risk, i.e., the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

         Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time.

         Reverse repurchase agreements will be used primarily to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes. Reverse repurchase agreements are considered a form of borrowing by the Portfolio and, therefore, are a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.

         Securities Loans. For purposes of realizing additional income, the Portfolio may lend securities to broker-dealers or institutional investors approved by the Board of Trustees. All securities loans will be made pursuant to agreement requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolio an amount equal to any dividends or interest received on loaned securities. The Portfolio retains all or a portion of the interest received on investment of cash collected or receives a fee from the borrower.

         The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

         Short Sales. Short sales are sales of securities that the seller does not own. The seller must borrow the securities to make delivery to the buyer. A short sale may be uncollateralized or against-the-box. A short sale is "against-the-box" if at all times when the short position is open, the seller owns an equal amount of the securities sold short or securities convertible into, or exchanged without further consideration for, securities of the same issue as the securities sold short.

         The price of securities purchased to replace borrowed securities sold short may be greater than proceeds received in the short sale resulting in a loss to the Portfolio.

         U.S. Government Securities. U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit, like Treasury bills and GNMA certificates. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government-sponsored entities, like bonds and notes issued by the Federal Home Loan Bank, Fannie Mae, and Sallie Mae. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

     U.S. Government securities are subject to interest rate risk. Credit risk is remote.

Defensive Investments

         Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio's principal investment strategy. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objective.

Portfolio Turnover

         The Portfolio's Adviser will sell a security when it believes it is appropriate to do so, regardless of how long the Portfolio has owned that security. Buying and selling securities generally involves some expense to the Portfolio, such as commissions paid to brokers and other transaction costs. Generally speaking, the higher the Portfolio's annual portfolio turnover rate, the greater its brokerage costs. Increased brokerage costs may adversely affect the Portfolio's performance. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolio. The Portfolio generally will have an annual turnover rate of 100% or more.

Downgrades in Fixed Income Debt Securities

         Unless required by applicable law, the Portfolio is not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after the Portfolio purchases the security.


         Management

         The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager and Adviser are expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolio's assets by the Adviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

                  The Manager

         Met Investors Advisory LLC (the "Manager"), 22 Corporate Plaza Drive, Newport Beach, California 92660, has overall responsibility for the general management and administration of the Portfolio. The Manager selects and pays the fee of the Adviser for the Portfolio and monitors the Adviser's investment program. The Manager is an affiliate of Metropolitan Life Insurance Company.

         As compensation for its services to the Portfolio, the Manager receives monthly compensation at an annual rate of 0.50% of the Portfolio's average daily net assets.

                  The Adviser

         Under the terms of the agreement between the Adviser and the Manager, the Adviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Adviser follows the policies set by the Manager and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Adviser's portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Adviser.

         The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for the Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for the existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of the existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new Adviser that normally is provided in a proxy statement.

         The Manager pays the Adviser a fee based on the Portfolio's average daily net assets. The Portfolio is not responsible for the fees paid to the Adviser.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO"), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, is the Adviser to the PIMCO Total Return Portfolio of the Trust. PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM LP"). Allianz AG ("Allianz") is the indirect majority owner of ADAM LP. Allianz is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in ADAM LP. As of December 31, 2002, PIMCO had approximately $304.6 billion in assets under management.

o A portfolio management team, led by William H. Gross, a Managing Director, the Chief Investment Officer and a founding partner of PIMCO, manages the Portfolio.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The PIMCO Total Return Portfolio and the PIMCO Total Return Fund, which is also advised by PIMCO, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of PIMCO, performance information regarding the PIMCO Total Return Fund is presented. Management fees paid by the PIMCO Total Return Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the PIMCO Total Return Fund, the average annual return during the periods would have been lower than the numbers set forth below. This result assumes that the current management fee paid by the PIMCO Total Return Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of PIMCO Total Return Fund and the Portfolio will vary.

         The table below compares the PIMCO Total Return Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/02 with the Lehman Aggregate Bond Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.


------------------------------------ -------------------------------------------
                                    Average Annual Total Return as of 12/31/02
------------------------------------ -------------------------------------------
------------------------------------ -------------------------------------------
                                        1 Year        5 Year         10 Year

------------------------------------ -------------------------------------------
------------------------------------ -------------------------------------------
PIMCO Total Return Fund -               10.20%         8.16%          8.30%
Institutional shares
------------------------------------ -------------------------------------------
------------------------------------ -------------------------------------------
Lehman Aggregate Bond Index             10.26%         7.55%          7.51%
------------------------------------ -------------------------------------------

YOUR INVESTMENT

     Shareholder Information

         The separate accounts of MetLife are the record owners of the Portfolio's shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

         However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.

                  Dividends, Distributions and Taxes

Dividends and Distributions

         The Portfolio intends to distribute substantially all of its net investment income, if any. The Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once a year and not to you, the Contract owner. These distributions are in the form of additional shares and not cash. The result is that the Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contracts prospectus accompanying this Prospectus for more information.

         All net realized long- or short-term capital gains of the Portfolio are also declared once a year and reinvested in the Portfolio.

Taxes

         Please see the Contracts prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of the Portfolio's shares and their receipt of dividends and capital gains.

         The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As qualified, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is the Portfolio's intention to distribute all such income and gains.

         Shares of the Portfolio are currently offered only to the separate accounts of MetLife and to qualified pension and profit sharing plans. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

         Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the assets underlying a Contract. The Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. Thus so long as the Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts.

         The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

         The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio's composition and other information. An annual report, with audited information, will be sent to you each year.

                  Sales and Purchases of Shares

         The Trust does not sell its shares directly to the public. The Trust continuously sells Class A shares of the Portfolio only to the separate accounts of MetLife and to qualified pension and profit sharing plans. The Trust's Class A shares that are offered to qualified pension and profit sharing plans and its Class B and Class E shares are not being offered by this Prospectus. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

         MetLife Investors Distribution Company is the principal underwriter and distributor of the Trust's shares. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without sales charge, at the net asset value per share for the Portfolio determined on that same date.

         Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. (However, certain sales or other charges may apply to the Contract, as described in the Contracts prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

Right to Restrict Transfers

         Neither the Trust nor the Contracts are designed for professional market timing organizations, other entities, or individuals using programmed, large and/or frequent transfers. MetLife, in coordination with the Trust's Manager and Adviser, reserves the right to temporarily or permanently refuse exchange requests if, in its judgment, the Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Portfolio and therefore may be refused. Investors should consult the Contracts prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

Valuation of Shares

         The Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the NYSE is open. To the extent that the Portfolio's assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio's assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio's assets may not occur on days when the Trust is open for business.

         Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

         Except for money market instruments maturing in 60 days or less, securities held by the Portfolio are valued at market value. If market values are not readily available, securities are valued at fair value as determined by the Valuation Committee of the Trust's Board of Trustees. Money market instruments maturing in 60 days or less are valued on the amortized cost basis.

FINANCIAL HIGHLIGHTS

         The following financial highlights table is intended to help you understand the Portfolio's Class A shares financial performance since its inception. Certain information reflects financial results for a single Portfolio share. Total return shows how much an investment in the Portfolio would have increased (or decreased) during each period (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report is included in the Annual Report of the Trust, which is available upon request.

PIMCO Total Return Portfolio

Class A

                                                                              For the period from May 1,
                                                                                 2001 (commencement of
                                             For the year ended December            operations) to
                                                                ---------
                                                      31, 2002(a)                December 31, 2001(a)
                                                      -----------                -----------------
NET ASSET VALUE, BEGINNING OF PERIOD.......
                                                        $10.35                          $10.03
                                                        ------                          ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income......................              0.33                            0.27
Net realized and unrealized gains..........              0.66                            0.40
                                                         ----                            ----
TOTAL FROM INVESTMENT OPERATIONS...........
                                                         0.99                            0.67
                                                         ----                            ----
DISTRIBUTIONS:
Dividends from net investment income......................---.                          (0.20)
Distributions from net realized capital                   ---                           (0.15)
                                                          ---                           ------
gains.........................................................
TOTAL DISTRIBUTIONS.......................................---.                          (0.35)
                                                          ---                           ------
NET ASSET VALUE, END OF PERIOD.............             $11.34                          $10.35
                                                        ------                          ------
TOTAL RETURN...............................              9.57%                          6.68%+
                                                         -----                          -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)....             $155.0                           $59.1
RATIOS TO AVERAGE NET ASSETS (1):
Expenses...................................              0.65%                          0.65%++
Net investment income......................              3.06%                          3.76%++
PORTFOLIO TURNOVER RATE....................             474.4%                          346.0%+
(1)  If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:
Ratio of Operating Expenses to Average Net
Assets:                                                  0.64%                          1.15%++


+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.

{W0001328; 2}
..........FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semi-annual Reports

         Contain additional information about the Portfolio's performance. In the Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information ("SAI")

         Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

                           Met Investors Series Trust
                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                                 1-800-848-3854


Information about the Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission (`SEC"):

o  In person      Review and copy documents in the SEC's Public Reference Room in Washington, D.C.  (for information call 202-942-8090).

o  On line        Retrieve information from the EDGAR database on the SEC's web site at: http://www.sec.gov.

o   By mail       Request documents, upon payment of a duplicating fee,
                  by writing to SEC, Public Reference Section, Washington, D.C.
                  20549 or by e-mailing the SEC at publicinfo@sec.gov.

                           SEC FILE # 811-10183

                                  [FRONT COVER]




                           Met Investors Series Trust

                      Met/AIM Mid Cap Core Equity Portfolio
                       Met/AIM Small Cap Growth Portfolio
                     Harris Oakmark International Portfolio
      (formerly State Street Research Concentrated International Portfolio)
                      Lord Abbett Bond Debenture Portfolio
                      MFS Research International Portfolio
                   Oppenheimer Capital Appreciation Portfolio
                          PIMCO Total Return Portfolio
                           PIMCO Innovation Portfolio
                     T. Rowe Price Mid-Cap Growth Portfolio
                     (formerly MFS Mid Cap Growth Portfolio)
                     Third Avenue Small Cap Value Portfolio

                                 Class B Shares

                                   Prospectus

                                   May 1, 2003

          Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the
               Securities and Exchange Commission passed upon the
   accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.




                                TABLE OF CONTENTS

                                                                                                                 PAGE

INTRODUCTION......................................................................................................3
------------
         Understanding the Trust..................................................................................3
         -----------------------
         Understanding the Portfolios.............................................................................3
         ----------------------------
THE PORTFOLIOS....................................................................................................6
--------------
         Investment Summary.......................................................................................6
         ------------------
                  Met/AIM Mid Cap Core Equity Portfolio...........................................................8
                  -------------------------------------
                  Met/AIM Small Cap Growth Portfolio.............................................................13
                  ----------------------------------
                  Harris Oakmark International Portfolio.........................................................18
                  --------------------------------------
                  Lord Abbett Bond Debenture Portfolio...........................................................23
                  ------------------------------------
                  MFS Research International Portfolio...........................................................28
                  ------------------------------------
                  Oppenheimer Capital Appreciation Portfolio.....................................................33
                  ------------------------------------------
                  PIMCO Total Return Portfolio...................................................................37
                  ----------------------------
                  PIMCO Innovation Portfolio.....................................................................42
                  --------------------------
                  T. Rowe Price Mid-Cap Growth Portfolio.........................................................47
                  --------------------------------------
                  Third Avenue Small Cap Value Portfolio.........................................................51
                  --------------------------------------
         Primary Risks of Investing in the Portfolios............................................................54
         --------------------------------------------
         Additional Investment Strategies........................................................................58
         --------------------------------
         Management..............................................................................................71
         ----------
                  The Manager....................................................................................71
                  -----------
                  The Advisers...................................................................................73
                  ------------
                  Distribution Plan..............................................................................83
                  -----------------
YOUR INVESTMENT..................................................................................................83
---------------
         Shareholder Information.................................................................................83
         -----------------------
         Dividends, Distributions and Taxes......................................................................83
         ----------------------------------
         Sales and Purchases of Shares...........................................................................85
         -----------------------------
FINANCIAL HIGHLIGHTS.............................................................................................87
--------------------
APPENDIX A......................................................................................................A-1
----------
FOR MORE INFORMATION.....................................................................................Back Cover


         INTRODUCTION

     Understanding the Trust

         Met Investors Series Trust (the "Trust") is an open-end management investment company that offers a selection of twenty-one managed investment portfolios or mutual funds, only ten of which are offered through this Prospectus (the "Portfolios"). Each of the ten Portfolios described in this Prospectus has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio.

Investing Through a Variable Insurance Contract

         Class B shares of the Portfolios are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts (collectively, "Contracts").

         As a Contract owner, your premium payments are allocated to one or more of the Portfolios in accordance with your Contract.

         A particular Portfolio of the Trust may not be available under the Contract you have chosen. The prospectus for the Contracts shows the Portfolios available to you. Please read this Prospectus carefully before selecting a Portfolio. It provides information to assist you in your decision. If you would like additional information about a Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

         Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same investment advisers. The Portfolios in this Prospectus are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolios, different fees, and different asset sizes.

[SIDE BAR:

         Please see the Contracts prospectus that accompanies this Prospectus for a detailed explanation of your Contract.]

                  Understanding the Portfolios

         After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio, including information about its investment objective, principal investment strategy, primary risks, fees and expenses and past performance.

         Each of the Portfolios falls into one of two categories of funds. A particular type of Portfolio may be more appropriate for you depending upon your investment needs. Please see the Risk/Reward spectrum on the next page which lists the Portfolios in order of risk/reward from highest to lowest.

Description of Types of Funds:

Equity Funds

         Although they may involve more risk, historically, equity securities such as common stocks have offered higher returns than bonds or other investments over the long term. A domestic equity fund principally invests in equity securities of U.S. companies and may also, to a minor extent, invest in securities of companies located outside the United States. An international equity fund principally invests in the equity securities of companies located outside the United States.

Fixed Income Funds

         Fixed income securities are securities that pay a specified rate of return. Historically, fixed income funds are not as volatile as equity funds. These funds may lend stability to a portfolio made up primarily of stocks.




Before you choose a Portfolio, please consider...
                                                                                                                          Higher


                                                                                                                        Risk/Reward



All of the Portfolios involve risk, but there is also the
potential for reward.  You can lose money - and you can make
money.  The Portfolios are structured so that each offers a                                 PIMCO Innovation Portfolio
different degree of risk and reward than others.
Notice the scale at the right.  It covers, in the opinion of the
Portfolios' Manager, the full spectrum of risk/ reward of the                       Met/AIM Small Cap Growth Portfolio
Portfolios described in this Prospectus.  Please note that the scale is for illustration purposes only and is not meant to convey
the precise degree of difference in risk/reward among the                       T. Rowe Price Mid-Cap Growth Portfolio
Portfolios.

                                                                                Harris Oakmark International Portfolio

What risk/reward level is for you? Ask yourself the following:
                                                                                Oppenheimer Capital Appreciation Portfolio
         How well do I handle fluctuations in my account value?
     The higher a Portfolio is on the risk/ reward spectrum, the
     more its price is likely to move up and down on a day to day                Met/AIM Mid Cap Core Equity Portfolio
     basis.  If this makes you uncomfortable, you may prefer an investment at the lower end of the scale that may not
     fluctuate in price as much.                                                Third Avenue Small Cap Value Portfolio

         Am I looking for a higher rate of return?
     Generally, the higher the potential return, the higher                      MFS Research International Portfolio
     the risk. If you find the potential to make money is worth the possibility of losing more, then a Portfolio at the higher end of the
     spectrum may be right for you.                                             Lord Abbett Bond Debenture Portfolio


                                                                                 PIMCO Total Return Portfolio

     A final note: These Portfolios are designed for long-term investment.

                                                                                                                         Lower


                                                                                                                         Risk/Reward


THE PORTFOLIOS

     Investment Summary

Each Portfolio's summary discusses the following :

o        Investment Objective

                  What is the Portfolio's investment goal?

o        Principal Investment Strategy

                  How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

o        Primary Risks

                  What are the specific risks of investing in the Portfolio?

o        Past Performance

                  How well has the Portfolio performed over time?

o        Fees and Expenses

                  What is the cost of investing in the Portfolio?

         [SIDE BAR: Each Portfolio in this Prospectus is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. Each Portfolio strives to reach its stated investment objective, which can be changed without shareholder approval. As with all mutual funds, there is no guarantee that a Portfolio will achieve its investment objective.

         In addition to its principal investment strategy, each Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in the Investment Summary section of the Prospectus. These other securities and investment techniques and practices in which a Portfolio may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus.

         [SIDE BAR: A Portfolio's Adviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive fixed income yield opportunities, when the issuer's investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions, or for other investment reasons.]

         Following the Investment Summary is the section entitled "Primary Risks of Investing in the Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments.

         The SAI provides more detailed information regarding the various types of securities that a Portfolio may purchase and certain investment techniques and practices of its Adviser.

         The Contracts may be sold by banks. An investment in a Portfolio of the Trust through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

[Left Side:]

                           Met/AIM Mid Cap Core Equity Portfolio


Investment Objective:

         Long-term growth of capital.

Principal Investment Strategy:

         The Portfolio seeks to meet its objective by investing, normally, at least 80% of its net assets in equity securities, including convertible securities, of mid-cap companies. In complying with this 80% investment requirement, the Portfolio's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Portfolio considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap Index measures the performance of the 800 companies in the Russell 1000 Index with the lowest market capitalization. These companies are considered representative of medium-sized companies.

         The Portfolio may invest up to 20% of its net assets in equity securities of companies in other market capitalization ranges or in investment grade debt securities. The Portfolio may also invest up to 25% of its total assets in foreign securities. For risk management purposes, the Portfolio may hold a portion of its assets in cash or in money market instruments, or high quality debt instruments.

         In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies;
(2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 54, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk


Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period October 9, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class.

         The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                      Year-by-Year Total Return as of 12/31

                         ------------------------------
                                     -10.73%





                                       02
                         ------------------------------

                        High Quarter: 4th - 2002 + 6.02%
                         Low Quarter: 3rd - 2002 -14.33%

         The table below compares the Portfolio's Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02, with the Russell Midcap Index, which measures the performance of the 800 smallest companies in the Russell 1000 Index which represent approximately 24% of the total market capitalization of the Russell 1000 Index. The median market capitalization is approximately $3.6 billion. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

         -------------------------------------------------------------------
                                                  Average Annual Total
                                                  Return as of 12/31/02
                                                                     Since
                                                      1 Year       Inception


                     Class B                          -10.73%        -1.27%
                     Russell Midcap Index             -16.19%       -3.21%*
         ----------------------------- -------------- ------------- --------
                           * Index performance is from 10/9/01.


         For information on A I M Capital Management, Inc.'s prior performance with a comparable fund, see page 74.

[SIDE BAR:

         Portfolio Management:

o        A I M Capital Management, Inc.
         see page 73

o        For financial highlights
         see page 88]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



                     --------------------------------------------------- -----------------------------------
                                                                                      Class B
                     --------------------------------------------------- -----------------------------------
                     --------------------------------------------------- -----------------------------------

                    Management Fee                                                    0.75%
                     --------------------------------------------------- -----------------------------------
                     --------------------------------------------------- -----------------------------------
                     12b-1 Fees                                                        0.25%
                     --------------------------------------------------- -----------------------------------
                     --------------------------------------------------- -----------------------------------
                     Other Expenses                                                    0.91%
                     --------------------------------------------------- -----------------------------------
                     --------------------------------------------------- -----------------------------------
                     Total Annual Portfolio Operating Expenses Before                  1.91%
                     Expense Waiver/Reimbursement
                     --------------------------------------------------- -----------------------------------
                     --------------------------------------------------- -----------------------------------
                     Contractual Expense Waiver/Reimbursement*                         0.71%
                     --------------------------------------------------- -----------------------------------
                     --------------------------------------------------- -----------------------------------
                     Total Annual Portfolio Operating Expenses After                   1.20%
                     Expense Waiver/Reimbursement
                     --------------------------------------------------- -----------------------------------

* Met Investors Advisory LLC (the "Manager") and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class B shares of the Portfolio will not exceed 1.20% for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004.. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

    -------------------------------- -------------------------------------------
                                                       Class B
    -------------------------------- -------------------------------------------
    -------------------------------- -------------------------------------------
     1 Year                                              $123
    -------------------------------- -------------------------------------------
    -------------------------------- -------------------------------------------
     3 Years                                             $536
    -------------------------------- -------------------------------------------
    -------------------------------- -------------------------------------------
     5 Years                                             $973
    -------------------------------- -------------------------------------------
    -------------------------------- -------------------------------------------
     10 Years                                           $2,190
    -------------------------------- -------------------------------------------

[Left Side:]

                          Met/AIM Small Cap Growth Portfolio


Investment Objective:

         Long-term growth of capital.

Principal Investment Strategy:

         The Portfolio seeks to meet its objective by investing, normally, at least 80% of its net assets in securities of small-cap companies. In complying with this 80% investment requirement, the Portfolio will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Portfolio considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month, within the range of market capitalizations of companies included in the Russell 2000 Index.

         The Portfolio may invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, outside of the range of market capitalizations of companies included in the Russell 2000 Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The Portfolio may also invest up to 25% of its total assets in foreign securities.

         In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the Portfolio, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 54, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Market capitalization risk

o        Investment style risk

o        Foreign investment risk


Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period October 9, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class.

         The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                      Year-by-Year Total Return as of 12/31

                      ------------------------------
                                     -27.50%





                                         02
                       ------------------------------

                         High Quarter: 4th - 2002 +5.25%
                         Low Quarter: 3rd - 2002 -18.43%

         The table below compares the Portfolio's Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02 with the Russell 2000 Index and the Russell 2000 Growth Index. The Russell 2000 Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index which represent approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

     -----------------------------------------------------------
                                                   Average Annual Total
                                                   Return as of 12/31/02
                                                         Since
                                      1 Year           Inception


    Class B                           -27.50%           -11.37%
    Russell 2000 Index                -20.48%           -4.45%*
    Russell 2000 Growth Index         -30.26%           -8.75%*
    ---------------------- -------------- --------------------- --------------
                           * Index performance is from 10/9/01.


         For information on A I M Capital Management, Inc.'s prior performance with a comparable fund, see page 74.


[SIDE BAR:

         Portfolio Management:

o        A I M Capital Management, Inc.
         see page 73

o        For financial highlights
         see page 90]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

    --------------------------------- -------------------------------------
                                                    Class B
    --------------------------------- -------------------------------------
    --------------------------------- -------------------------------------
    Management Fee                                   0.90%
    --------------------------------- -------------------------------------
    --------------------------------- -------------------------------------
    12b-1 Fees                                       0.25%
    --------------------------------- -------------------------------------
    --------------------------------- -------------------------------------
    Other Expenses                                   1.17%
    --------------------------------- -------------------------------------
    --------------------------------- -------------------------------------
    Total Annual Portfolio                           2.32%
    Operating Expenses Before
    Expense Waiver/ Reimbursement
    --------------------------------- -------------------------------------
    --------------------------------- -------------------------------------
    Contractual Expense                              1.02%
    Waiver/Reimbursement*
    --------------------------------- -------------------------------------
    --------------------------------- -------------------------------------
    Total Annual Portfolio                           1.30%
    Operating Expenses After
    Expense Waiver/ Reimbursement
    --------------------------------- -------------------------------------
* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class B shares of the Portfolio will not exceed 1.30% for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

   ------------------------------------ ----------------------------------------
                                                          Class B
   ------------------------------------ ----------------------------------------
   ------------------------------------ ----------------------------------------
   1 Year                                                  $133
   ------------------------------------ ----------------------------------------
   ------------------------------------ ----------------------------------------
   3 Years                                                 $633
   ------------------------------------ ----------------------------------------
   ------------------------------------ ----------------------------------------
   5 Years                                                $1,159
   ------------------------------------ ----------------------------------------
   ------------------------------------ ----------------------------------------
   10 Years                                               $2,599
   ------------------------------------ ----------------------------------------

                     Harris Oakmark International Portfolio
       (formerly State Street Research Concentrated International Portfolio)

Investment Objective:

         The Portfolio seeks long-term capital appreciation.

Principal Investment Strategy:

         Under normal market conditions, the Portfolio invests primarily in common stocks of non-U.S. companies. The Portfolio may invest in mature markets (examples are Japan, Canada, and the United Kingdom) and in less developed markets (examples are Mexico, Brazil, and Korea). Ordinarily, the Portfolio will invest in the securities of at least five countries outside the U.S. There are no geographic limits on the Portfolio's foreign investments, but the Portfolio does not expect to invest more than 35% of its assets in securities of companies based in emerging markets. The Portfolio may invest in the equity securities of companies of any market capitalization.

         The Portfolio's Adviser uses a value investment style in selecting equity securities for the Portfolio. The Adviser believes that over time, a company's stock price converges with its true business value. By "true business value" the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in equity securities priced significantly below what is believed to be the true business value presents the best opportunity to achieve the Portfolio's investment objective. The Adviser uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values.

         The Portfolio is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended, which means that it could concentrate its investments in a smaller number of companies than many other funds. The Adviser expects to invest in 30 to 60 companies. Although the Adviser expects the Portfolio to operate as a diversified investment company, the Portfolio will retain its "non-diversified" classification to give the Adviser the flexibility to pursue a more selective investment strategy.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 54, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk

         Because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period October 9, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. Effective January 1, 2003, Harris Associates L.P. became the Portfolio's Adviser. Investment performance information prior to that date is attributable to the Portfolio's former investment adviser.

         The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                      Year-by-Year Total Return as of 12/31

                        ------------------------------
                                     -18.09%





                                       02
                        ------------------------------

                         High Quarter: 4th - 2002 +3.12%
                         Low Quarter: 3rd - 2002 -16.81%

         The table below compares the Portfolio's Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02 with the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE"), a widely recognized unmanaged index which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

             ------------------------------------------------------------------
                                                           Average Annual Total
                                                          Return as of 12/31/02
                                                                     Since
                                                      1 Year       Inception


                     Class B                          -18.09%        -8.33%
                     MSCI EAFE Index                  -15.65%       -10.14%*
        ----------------- -------------- ------------- ------------------------
                           * Index performance is from 10/9/01.


         For information on Harris Associates L.P.'s prior performance with a comparable fund, see page 76.

[SIDE BAR:

         Portfolio Management:

o        Harris Associates L.P.
         see page 76

o        For financial highlights
         see page 92]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

    ------------------------------------ --------------------------------------
                                                        Class B
    ------------------------------------ --------------------------------------
    ------------------------------------ --------------------------------------
    Management Fee                                       0.85%
    ------------------------------------ --------------------------------------
    ------------------------------------ --------------------------------------
    12b-1 Fees                                           0.25%
    ------------------------------------ --------------------------------------
    ------------------------------------ --------------------------------------
    Other Expenses                                       1.54%
    ------------------------------------ --------------------------------------
    ------------------------------------ --------------------------------------
    Total Annual Portfolio Operating                     2.64%
    Expenses Before Expense Waiver/
    Reimbursement
    ------------------------------------ --------------------------------------
    ------------------------------------ --------------------------------------
    Contractual Expense Waiver/                          1.19%
    Reimbursement*
    ------------------------------------ --------------------------------------
    ------------------------------------ --------------------------------------
    Total Annual Portfolio Operating                     1.45%
    Expenses After Expense Waiver/
    Reimbursement
    ------------------------------------ --------------------------------------
* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class B shares of the Portfolio will not exceed 1.45% for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

    ----------------------------- ---------------------------------------------
                                                         Class B
    ------------------------------ ---------------------------------------------
    ------------------------------ ---------------------------------------------
    1 Year                                                 $149
    ------------------------------ ---------------------------------------------
    ------------------------------ ---------------------------------------------
    3 Years                                                $715
    ------------------------------ ---------------------------------------------
    ------------------------------ ---------------------------------------------
    5 Years                                               $1,308
    ------------------------------ ---------------------------------------------
    ------------------------------ ---------------------------------------------
    10 Years                                              $2,914
    ------------------------------ ---------------------------------------------

[Left Side:]

                        Lord Abbett Bond Debenture Portfolio


Investment Objective:

         To provide high current income and the opportunity for capital appreciation to produce a high total return.

Principal Investment Strategy:

         Under normal circumstances, the Portfolio invests substantially all (at least 80%) of its net assets in debt securities of various types. To pursue its goal, the Portfolio normally invests substantially all of its net assets in high yield and investment grade debt securities, but may also invest in securities convertible into common stocks. The Portfolio may invest up to 80% of its total assets in high yield/high risk debt securities (junk bonds). Debt securities normally will consist of secured debt obligations of the issuer (i.e., bonds), general unsecured debt obligations of the issuer (i.e., debentures) and debt securities which are subordinate in right of payment to other debt of the issuer. In no event will the Portfolio invest more than 10% of its gross assets at the time of investment in debt securities which are in default as to interest or principal. At least 20% of the Portfolio's assets must be invested in any combination of investment grade debt securities, U.S. Government securities and cash equivalents. The Portfolio may also invest up to 20% of its net assets in equity securities of large cap companies including common stocks, preferred stocks, convertible preferred stocks, warrants and similar instruments. The Portfolio attempts to invest in securities selling at reasonable prices in relation to the Adviser's assessment of their potential value.

         The Adviser will actively manage the Portfolio and seek unusual values, particularly in lower-rated debt securities, some of which are convertible into common stocks or have warrants attached to purchase common stocks. In selecting lower-rated bonds for investment, the Adviser does not rely upon ratings, which evaluate only the safety of principal and interest, not market value risk, and which, furthermore, may not accurately reflect an issuer's current financial condition. The Portfolio does not have any minimum rating criteria for its investments in bonds and some issuers may default as to principal and/or interest payments subsequent to the purchase of their securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, the Adviser believes that investment risk may be reduced, although there is no assurance that losses will not occur.

         The Portfolio normally invests in long-term debt securities when the Adviser believes that interest rates in the long run will decline and prices of such securities generally will be high. When the Adviser believes that long-term interest rates will rise, it may shift the Portfolio into short-term debt. Under normal circumstances, the duration of the Portfolio's debt securities will be between 3 to 7 years with an average maturity of 5 to 12 years.

         Capital appreciation may be obtained by investing in:

     o debt securities when the trend of interest rates is expected to be down

     o convertible debt securities or debt securities with warrants attached entitling the holder to purchase common stock

     o debt securities of issuers in financial difficulties when, in the view of the Adviser, the problems giving rise to such difficulties can be successfully resolved, with a consequent improvement in the credit standing of the issuers (such investments involve corresponding risks that interest and principal payments may not be made if such difficulties are not resolved)

     o equity securities


         The Portfolio may invest up to 20% of its net assets, at market value, in debt and equity securities primarily traded in foreign countries.

         The Portfolio may hold or sell any property or securities which it may obtain through the exercise of conversion rights or warrants or as a result of any reorganization, recapitalization or liquidation proceedings for any issuer of securities owned by it. In no event will the Portfolio voluntarily purchase any securities other than debt securities, if, at the time of such purchase or acquisition, the value of the property and securities, other than debt securities, in the Portfolio is greater than 20% of the value of its net assets.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 54, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Interest rate risk

o        Credit risk

o        High yield debt security risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk





Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust, which commenced operations on May 1, 1996) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001. The Portfolio's Class B shares commenced operations on March 22, 2001. Although Class A shares are not offered by this Prospectus, the annual returns for Class A and Class B are substantially similar because the shares are invested in the same portfolio of securities and the annual returns differ to the extent that the Classes do not have the same expenses.

         The bar chart below shows you the performance of the Portfolio's Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                Year-by-Year Total Return as of 12/31 of Each Year

-------------- ----------- ------------ ----------- ------------ -----------
15.63%         6.26%       3.40%        0.87%       3.76%        -0.39%






97             98          99           00          01           02
-------------- ----------- ------------ ----------- ------------ -----------

                         High Quarter: 4th -2001 + 5.85%
                         Low Quarter: 3rd -1998 - 4.31%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/02, as applicable, with the Credit Suisse First Boston High Yield Index, which is representative of the lower rated debt (including non-convertible-preferred stocks) investments in the Portfolio; and with the Lehman Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.





                ---------------------------------------------------------------
                                       Average Annual Total Return as of 12/31/02
                ----------------- ----------------- ----------- -------------

                                                                                      Since
                                                          1 Year         5 Year     Inception

                                   ----------------- ----------------- ----------- -------------


                     Class A                              -0.39%         2.75%        6.21%
                     Class B                              -0.57%           __         0.33%
                     Credit Suisse First Boston           3.11%          1.44%        4.30%*
                        High Yield Index
                     Lehman Aggregate Bond Index          10.27%         7.54%        8.03%*
                     ------------------------------- ----------------- ----------- ------------- ----
                           * Index performance is from 5/1/96.

[SIDE BAR:

         Portfolio Management:

o        Lord, Abbett & Co. LLC
         see page 77

o        For financial highlights
         see page 94]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

     Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

       ---------------------------------- ---------------------------------
                                                      Class B
       ---------------------------------- ---------------------------------
       ---------------------------------- ---------------------------------
       Management Fee                                  0.60%
       ---------------------------------- ---------------------------------
       ---------------------------------- ---------------------------------
       12b-1 Fees                                      0.25%
       ---------------------------------- ---------------------------------
       ---------------------------------- ---------------------------------
       Other Expenses                                  0.20%
       ---------------------------------- ---------------------------------
       ---------------------------------- ---------------------------------
       Total Annual Portfolio Operating                1.05%
       Expenses Before Expense Waiver/
       Reimbursement
       ---------------------------------- ---------------------------------
       ---------------------------------- ---------------------------------
       Contractual Expense Waiver/                     0.05%
       Reimbursement*
       ---------------------------------- ---------------------------------
       ---------------------------------- ---------------------------------
       Total Annual Portfolio Operating                1.00%
       Expenses After Expense Waiver/
       Reimbursement
       ---------------------------------- ---------------------------------
* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class B shares of the Portfolio will not exceed 1.00% for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

 --------------------------------- -----------------------------------------
                                                   Class B
 --------------------------------- -----------------------------------------
 --------------------------------- -----------------------------------------
 1 Year                                              $103
 --------------------------------- -----------------------------------------
 --------------------------------- -----------------------------------------
 3 Years                                             $331
 --------------------------------- -----------------------------------------
 --------------------------------- -----------------------------------------
 5 Years                                             $577
 --------------------------------- -----------------------------------------
 --------------------------------- -----------------------------------------
 10 Years                                           $1,283
 --------------------------------- -----------------------------------------

[Left Side:]

                      MFS Research International Portfolio


Investment Objective:

         The Portfolio's investment objective is capital appreciation.


Principal Investment Strategy:

         The Portfolio invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts of foreign companies. The Portfolio focuses on foreign companies (including up to 25% of its net assets in emerging market issues) that the Portfolio's Adviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio may invest in companies of any size. The Portfolio does not emphasize any particular country and, under normal market conditions, will be invested in at least five countries. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

         A committee of investment research analysts selects securities for the Portfolio. This committee includes investment analysts employed by the Adviser and its affiliates. The committee allocates the Portfolio's assets among various geographic regions and industries. Individual analysts then select what they view as the securities best suited to achieve the Portfolio's investment objective within their assigned industry responsibility.


[SIDE BAR:
---------

         A company's principal activities are determined to be located in a particular country if the company (a) is organized under the laws of, and maintains a principal office in a country; (b) has its principal securities trading market in a country, (c) derives 50% of its total revenues from goods or services performed in the country, or (d) has 50% or more of its assets in the country.]

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 54, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk

         The Portfolio may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance.

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economics based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class.

         The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                      Year-by-Year Total Return as of 12/31

                      ------------------------------
                                     -11.80%





                                       02
                     ------------------------------

                        High Quarter: 4th - 2002 + 4.61%
                        Low Quarter: 3rd - 2002 -14.58%

         The table below compares the Portfolio's Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02 with the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE"), a widely recognized unmanaged index which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

     -------------------------------------------------------------------------
                                                           Average Annual Total
                                                          Return as of 12/31/02
                                                                     Since
                                                      1 Year       Inception


                     Class B                          -11.80%       -14.25%
                     MSCI EAFE Index                  -15.65%       -17.74%*
     --------------------- -------------- ------------- ------------------------
                           * Index performance is from 2/12/01.


         For information on Massachusetts Financial Services Company's prior performance with a comparable fund, see page 77.

[SIDE BAR:
---------

         Portfolio Management:

o Massachusetts Financial Services Company see page 77

o        For financial highlights
         see page 96]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

     Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

   -------------------------------- -------------------------------------
                                                  Class B
   -------------------------------- -------------------------------------
   -------------------------------- -------------------------------------
   Management Fee                                  0.80%
   -------------------------------- -------------------------------------
   -------------------------------- -------------------------------------
   12b-1 Fees                                      0.25%
   -------------------------------- -------------------------------------
   -------------------------------- -------------------------------------
   Other Expenses                                  1.02%
   -------------------------------- -------------------------------------
   -------------------------------- -------------------------------------
   Total Annual Portfolio                          2.07%
   Operating Expenses Before
   Expense Waiver/ Reimbursement
   -------------------------------- -------------------------------------
   -------------------------------- -------------------------------------
   Contractual Expense Waiver/                     0.72%
   Reimbursement*
   -------------------------------- -------------------------------------
   -------------------------------- -------------------------------------
   Total Annual Portfolio                          1.35%
   Operating Expenses After
   Expense Waiver/ Reimbursement
       -------------------------------- -------------------------------------
* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class B shares of the Portfolio will not exceed 1.35% for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

 ----------------------------------- -------------------------------------------
                                                               Class B
 ----------------------------------- -------------------------------------------
 ----------------------------------- -------------------------------------------
 1 Year                                                          $138
 ----------------------------------- -------------------------------------------
 ----------------------------------- -------------------------------------------
 3 Years                                                         $584
 ----------------------------------- -------------------------------------------
 ----------------------------------- -------------------------------------------
 5 Years                                                        $1,056
 ----------------------------------- -------------------------------------------
 ----------------------------------- -------------------------------------------
 10 Years                                                       $2,361
 ----------------------------------- -------------------------------------------

[Left Side:]

                         Oppenheimer Capital Appreciation Portfolio


Investment Objective:

         The Portfolio seeks capital appreciation.

Principal Investment Strategy:

         The Portfolio invests mainly in common stocks of "growth companies". These may be newer companies or established companies of any capitalization range that the Adviser believes may appreciate in value over the long term. The Portfolio currently focuses mainly on mid-cap and large-cap domestic companies. The Portfolio may also purchase the securities of foreign issuers.

         In deciding what securities to buy or sell, the Portfolio's Adviser looks for growth companies that are believed to have reasonably priced stock in relation to overall stock market valuations. The Adviser focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Portfolio's investments among industries and market sectors. Currently, the Adviser looks for:

o        Companies with above-average growth potential

o Companies with increasing earnings momentum and a history of positive earnings growth

o        Stocks with low valuations relative to their growth potential

o        Companies with the potential for positive earnings surprises

o        Growth rates that the Adviser believes are sustainable over time

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 54, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk


Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class.

         The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                      Year-by-Year Total Return as of 12/31

                     ------------------------------
                                     -24.73%





                                       02
                      ------------------------------

                         High Quarter: 4th - 2002 +7.33%
                         Low Quarter: 2nd - 2002 -15.52%

         The table below compares the Portfolio's Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

                 ---------------------------------------------------------------
                                                          Average Annual Total
                                                         Return as of 12/31/02
                                                                     Since
                                                      1 Year       Inception


                     Class B                          -24.73%       -20.74%
                     S&P 500 Index                    -22.10%       -15.81%*
                 -------- -------------- ------------- ------------------------
                           * Index performance is from 2/28/01.


         For information on OppenheimerFunds, Inc.'s prior performance with a comparable fund, see page 78.

[SIDE BAR:
---------

         Portfolio Management:

o        OppenheimerFunds, Inc.
         see page 78

o        For financial highlights
         see page 98]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

  ------------------------------------- -----------------------------
                                                     Class B
  ------------------------------------- -----------------------------
  ------------------------------------- -----------------------------
  Management Fee                                      0.65%
  --------------------------------------------- -----------------------------
  --------------------------------------------- -----------------------------
  12b-1 Fees                                          0.25%
  --------------------------------------------- -----------------------------
  --------------------------------------------- -----------------------------
  Other Expenses                                      0.32%
  --------------------------------------------- -----------------------------
  --------------------------------------------- -----------------------------
  Total Annual Portfolio Operating Expenses           1.22%
  Before Expense Waiver/ Reimbursement
  --------------------------------------------- -----------------------------
  --------------------------------------------- -----------------------------
  Contractual Expense Waiver/ Reimbursement*          0.22%
  --------------------------------------------- -----------------------------
  --------------------------------------------- -----------------------------
  Total Annual Portfolio Operating Expenses           1.00%
  After Expense Waiver/ Reimbursement
  --------------------------------------------- -----------------------------
* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class B shares of the Portfolio will not exceed 1.00% for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

 --------------------------------- --------------------------------------------
                                                     Class B
 --------------------------------- --------------------------------------------
 --------------------------------- --------------------------------------------
 1 Year                                               $103
 --------------------------------- --------------------------------------------
 --------------------------------- --------------------------------------------
 3 Years                                              $367
 --------------------------------- --------------------------------------------
 --------------------------------- --------------------------------------------
 5 Years                                              $653
 --------------------------------- --------------------------------------------
 --------------------------------- --------------------------------------------
 10 Years                                            $1,464
 --------------------------------- --------------------------------------------

[Left Side:]
                            PIMCO Total Return Portfolio


Investment Objective:

         The Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

Principal Investment Strategy:

         The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Adviser's forecast for interest rates.

         The Portfolio invests primarily in investment grade debt securities, U.S. Government securities and commercial paper and other short-term obligations. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

         The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. In addition, the Portfolio may engage in forward commitments, when-issued and delayed delivery securities transactions. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 54, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Interest rate risk

o        Credit risk

o        Foreign investment risk

         Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

         The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class.

         The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                      Year-by-Year Total Return as of 12/31

                      ------------------------------
                                      9.29%





                                       02
                      ------------------------------

                         High Quarter: 3rd - 2002 +3.65%
                         Low Quarter: 1st - 2002 0.00%

         The table below compares the Portfolio's Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02 with the Lehman Brothers Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

      -------------------------------------------------------------------
                                               Average Annual Total
                                               Return as of 12/31/02
                                                     Since
                                      1 Year       Inception


     Class B                           9.29%         8.49%
     Lehman Brothers Aggregate        10.27%         8.75%*
        Bond Index
     ----------------------------- -------------- ------------- --------
                           * Index performance is from 2/28/01.


         For information on Pacific Investment Management Company LLC's prior performance with a comparable fund, see page 79.

[SIDE BAR:

         Portfolio Management:

o Pacific Investment Management Company LLC see page 79

o        For financial highlights see page 100]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

     Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

   ----------------------------------- ---------------------------------
                                                   Class B
   ----------------------------------- ---------------------------------
   ----------------------------------- ---------------------------------
   Management Fee                                   0.50%
   ----------------------------------- ---------------------------------
   ----------------------------------- ---------------------------------
   12b-1 Fees                                       0.25%
   ----------------------------------- ---------------------------------
   ----------------------------------- ---------------------------------
   Other Expenses                                   0.15%
   ----------------------------------- ---------------------------------
   ----------------------------------- ---------------------------------
   Total Annual Portfolio Operating                 0.90%
   Expenses
   ----------------------------------- ---------------------------------


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

--------------------------------- --------------------------------------------
                                                          Class B
----------------------------------- --------------------------------------------
----------------------------------- --------------------------------------------
  1 Year                                                    $92
----------------------------------- --------------------------------------------
----------------------------------- --------------------------------------------
  3 Years                                                  $288
----------------------------------- --------------------------------------------
----------------------------------- --------------------------------------------
  5 Years                                                  $500
----------------------------------- --------------------------------------------
----------------------------------- --------------------------------------------
  10 Years                                                $1,112
----------------------------------- --------------------------------------------

[Left Side:]

                            PIMCO Innovation Portfolio

Investment Objective:

         The Portfolio seeks capital appreciation; no consideration is given to income.

Principal Investment Strategy:

         The Portfolio seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Portfolio identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies) and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and/or service of technological products. Although the Portfolio emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

         The Adviser selects stocks for the Portfolio using a "growth" style. The Adviser seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the Adviser seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems.

         The Portfolio may invest a substantial portion of its assets in the securities of smaller capitalization companies with total assets in excess of $200 million and may invest in initial public offerings (IPOs). The Portfolio may invest up to 35% of its assets in foreign equity securities, including American Depositary Receipts, and may invest in securities of emerging market countries.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 54, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk

         Because the Portfolio concentrates its investments in companies which utilize innovative technologies, it is subject to risks particularly affecting those companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories.

         In addition to other risks, a fund that invests a substantial portion of its assets in related industries (or "sectors") may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

         Investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class.

         The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                      Year-by-Year Total Return as of 12/31

                       ------------------------------
                                     -50.65%





                                       02
                       ------------------------------

                        High Quarter: 4th - 2002 +21.12%
                        Low Quarter: 3rd - 2002 -34.81%

         The table below compares the Portfolio's Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

 -------------------------------------------------------------------------------
                                                         Average Annual Total
                                                         Return as of 12/31/02
                                                          Since
                                           1 Year       Inception


          Class B                          -50.65%       -46.83%
          S&P 500 Index                    -22.10%       -15.81%*
 ------------------------ -------------- ------------- ------------------------
                * Index performance is from 2/28/01.


         For information on PIMCO Equity Advisors LLC's prior performance with a comparable fund, see page 80.

[SIDE BAR:

         Portfolio Management:

o        PIMCO Equity Advisors LLC
         see page 80

o        For financial highlights
         see page 102]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expenses and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

     Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

   -------------------------------------- --------------------------------------
                                                            Class B
   -------------------------------------- --------------------------------------
   -------------------------------------- --------------------------------------
   Management Fee                                            0.95%
   -------------------------------------- --------------------------------------
   -------------------------------------- --------------------------------------
   12b-1 Fees                                                0.25%
   -------------------------------------- --------------------------------------
   -------------------------------------- --------------------------------------
   Other Expenses                                            0.66%
   -------------------------------------- --------------------------------------
   -------------------------------------- --------------------------------------
   Total Annual Portfolio Operating                          1.86%
   Expenses Before Expense Waiver/
   Reimbursement
   -------------------------------------- --------------------------------------
   -------------------------------------- --------------------------------------
   Contractual Expense Waiver/                               0.51%
   Reimbursement*
   -------------------------------------- --------------------------------------
   -------------------------------------- --------------------------------------
   Total Annual Portfolio Operating                          1.35%
   Expenses After Expense Waiver/
   Reimbursement
   -------------------------------------- --------------------------------------
* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class B shares of the Portfolio will not exceed 1.35% for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.



Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

 ----------------------------------- -------------------------------------------
                                                         Class B
 ----------------------------------- -------------------------------------------
 ----------------------------------- -------------------------------------------
   1 Year                                                  $138
 ----------------------------------- -------------------------------------------
 ----------------------------------- -------------------------------------------
   3 Years                                                 $540
 ---------------------------------- -------------------------------------------
 ----------------------------------- -------------------------------------------
   5 Years                                                 $966
 ----------------------------------- -------------------------------------------
 ----------------------------------- -------------------------------------------
   10 Years                                               $2,153
 ----------------------------------- -------------------------------------------

[Left Side:]

                      T. Rowe Price Mid-Cap Growth Portfolio
                     (formerly MFS Mid Cap Growth Portfolio)

Investment Objective:

         Long-term growth of capital.

Principal Investment Strategy:

         The Portfolio will invest, under normal market conditions, at least 80% of its net assets in a diversified portfolio of common stocks of mid-cap companies whose earnings the Adviser expects to grow at a faster rate than the average company. The Adviser defines mid-cap companies as those whose market capitalization falls within the range of either the S&P MidCap 400 Index or the Russell Midcap Growth Index. The market capitalization of the companies and the S&P and Russell indices changes over time. The Portfolio will not automatically sell or cease to purchase stock of a company it already owns because the company's market capitalization grows or falls outside this range.

         In selecting investments, the Adviser generally favors companies that:

o        have proven products or services;
o        have a record of above-average earnings growth;
o        have demonstrated potential to sustain earnings growth;
o        operate in industries experiencing increasing demand; or
o        have stock prices that appear to undervalue their growth prospects.

         In pursuing its investment objective, the Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

         The Portfolio is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended, which means that it could concentrate its investments in a smaller number of companies than many other funds. Although the Adviser expects the Portfolio to operate as a diversified investment company, the Portfolio will retain its "non-diversified" classification to give the Adviser the flexibility to pursue a more selective investment strategy.

[Right Side:]

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 54, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Market capitalization risk

o        Investment style risk



         In addition, because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. Effective January 1, 2003, T. Rowe Price Associates, Inc. became the Portfolio's Adviser. Investment performance information prior to that date is attributable to the Portfolio's former investment adviser.

         The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                      Year-by-Year Total Return as of 12/31

                      ------------------------------
                                     -44.04%





                                       02
                      ------------------------------

                         High Quarter: 4th - 2002 +7.30%
                         Low Quarter: 2nd - 2002 -30.65%

         The table below compares the Portfolio's Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02 with the Russell Midcap Growth Index, an unmanaged index that measures the performance of those Russell mid cap companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

                    -----------------------------------------------------------
                                                      Average Annual Total
                                                      Return as of 12/31/02
                                                                     Since
                                                      1 Year       Inception


                     Class B                          -44.04%       -32.66%
                     Russell Midcap Growth Index      -27.40%       -23.87%*
                     ----------------------------- -------------- ---- --------
                           * Index performance is from 2/12/01.

         For information on T. Rowe Price Associates, Inc.'s prior performance with a comparable fund, see page 81.

[SIDE BAR:

         Portfolio Management:

o        T. Rowe Price Associates, Inc.
         see page 81

o        For financial highlights
         see page 104]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expenses and expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

     Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

    -------------------------------- -------------------------------------------
                                                                Class B
    -------------------------------- -------------------------------------------
    ------------------------------- -------------------------------------------
    Management Fee                                               0.75%
    -------------------------------- -------------------------------------------
    -------------------------------- -------------------------------------------
    12b-1 Fees                                                   0.25%
    ---------------------------------------------------------------------------
    ---------------------------------------------------------------------------
    Other Expenses                                               0.51%
    ---------------------------------------------------------------------------
    -------------------------------- -------------------------------------------
    Total Annual Portfolio Operating                             1.51%
    Expenses Before Expense Waiver/
    Reimbursement
    --------------------------------------------------------------------------
    -------------------------------- -------------------------------------------
    Contractual Expense Waiver/                                  0.31%
    Reimbursement*
    ---------------------------------------------------------------------------
    -------------------------------- -------------------------------------------
    Total Annual Portfolio Operating                             1.20%
    Expenses After Expense Waiver/
    Reimbursement
    -------------------------------- -------------------------------------------
* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class B shares of the Portfolio will not exceed 1.20% for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

  ------------------------------ -----------------------------------------------
                                                         Class B
  ------------------------------ -----------------------------------------------
  ------------------------------ -----------------------------------------------
  1 Year                                                   $123
  ----------------------------- -----------------------------------------------
  ----------------------------- -----------------------------------------------
  3 Years                                                  $450
  ---------------------------- -----------------------------------------------
  ----------------------------- -----------------------------------------------
  5 Years                                                  $799
  ------------------------------ -----------------------------------------------
  ------------------------------ -----------------------------------------------
  10 Years                                                $1,785
  ------------------------------ -----------------------------------------------

[Left Side:]
                        Third Avenue Small Cap Value Portfolio

Investment Objective:

         The Portfolio seeks long-term capital appreciation.

Principal Investment Strategy:

         The Portfolio seeks to achieve its objective by acquiring common stocks of well-financed small companies at a substantial discount to what the Adviser believes is their true value. Under normal circumstances, the Portfolio expects to invest as least 80% of its net assets in equity securities of small companies. The Portfolio considers a "small company" to be one whose market capitalization is no greater than nor less than the range of capitalizations of companies in the Russell 2000 Index or the S&P Small Cap 600 Index at the time of the investment. The Portfolio may continue to hold or buy additional stock in a company that exceeds this range if the stock remains attractive.

         The Portfolio adheres to a strict value discipline in selecting investments. The Portfolio's Adviser identifies investment opportunities through intensive research of individual companies and generally does not focus on stock market conditions and other macro factors. For these reasons, the Portfolio may seek investments in the securities of companies in industries that are temporarily depressed. The Portfolio follows a strategy of "buy and hold." The Portfolio will generally sell an investment only when there has been a fundamental change in the business or capital structure of the company which significantly affects the investment's inherent value or when the Adviser believes that the market value of an investment is overpriced relative to its intrinsic value.

         The Portfolio is non-diversified, which means that the Portfolio may have fewer investments than diversified mutual funds of comparable size.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 54, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Market capitalization risk

o        Investment style risk

         In addition, because the Portfolio may invest in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

Past Performance:

         The Portfolio commenced operations on April 30, 2002. As a result, it does not have a significant operating history. For performance information for the period ended December 31, 2002, see "Financial Highlights" on page 106. For information on Third Avenue Management LLC's prior performance with a comparable fund, see page 82.

[SIDE BAR:

         Portfolio Management:

o        Third Avenue Management LLC
         see page 82]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expenses and expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

     Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

 ------------------------------------ ------------------------------------------
                                                       Class B
 ------------------------------------ ------------------------------------------
 ------------------------------------ ------------------------------------------
 Management Fee                                         0.75%
 ------------------------------------ ------------------------------------------
 ------------------------------------ ------------------------------------------
 12b-1 Fees                                             0.25%
 ------------------------------------ ------------------------------------------
 ------------------------------------ ------------------------------------------
 Other Expenses                                         0.69%
 ------------------------------------ ------------------------------------------
 ------------------------------------ ------------------------------------------
 Total Annual Portfolio Operating                       1.69%
 Expenses Before Expense Waiver/
 Reimbursement
 ------------------------------------ ------------------------------------------
 ------------------------------------ ------------------------------------------
 Contractual Expense Waiver/                            0.44%
 Reimbursement*
 ------------------------------------ ------------------------------------------
 ------------------------------------ ------------------------------------------
 Total Annual Portfolio Operating                       1.25%
 Expenses After Expense Waiver/
 Reimbursement
 ------------------------------------ -----------------------------------------
* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class B shares of the Portfolio will not exceed 1.25% for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

  ------------------------------------ -----------------------------------------
                                                        Class B
  ------------------------------------ -----------------------------------------
  ------------------------------------ -----------------------------------------
  1 Year                                                  $128
  ------------------------------------ -----------------------------------------
  ------------------------------------ -----------------------------------------
  3 Years                                                 $493
  ------------------------------------ -----------------------------------------
  ------------------------------------ -----------------------------------------
  5 Years                                                 $883
  ------------------------------------ -----------------------------------------
  ------------------------------------ -----------------------------------------
  10 Years                                               $1,973
  ------------------------------------ -----------------------------------------

         Primary Risks of Investing in the Portfolios


         One or more of the following primary risks may apply to your Portfolio. Please see the Investment Summary for your particular Portfolio to determine which risks apply and for a discussion of other risks that may apply to the Portfolio. Please note that there are many other circumstances that could adversely affect your investment and prevent a Portfolio from its objective, which are not described here.

Market Risk

         A Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by a Portfolio's Adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Portfolio could also miss attractive investment opportunities if its Adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the Adviser overweights fixed income markets or industries where there are significant declines.

         Stocks purchased in initial public offerings (IPOs) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio's shares.

Interest Rate Risk

         The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If your Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

         Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

Credit Risk

         The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

High Yield Debt Security Risk

         High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A Portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a Portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a Portfolio's Adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

         You should understand that high yield securities are not generally meant for short-term investing. When a Portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

Foreign Investment Risk

         Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

     o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

     o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

     o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

     o Foreign markets may be less liquid and more volatile than U.S. markets.

     o Foreign securities often trade in currencies other than the U.S. dollar, and a Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Portfolio's foreign currency or securities holdings.

     o Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Market Capitalization Risk

         Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

         Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other funds that employ a different investment style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

         Additional Investment Strategies

         In addition to the principal investment strategies discussed in each individual Portfolio's Investment Summary, a Portfolio, as indicated in the chart below, may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. The SAI provides a more detailed discussion of certain of these and other securities and indicates if a Portfolio is subject to any limitations with respect to a particular investment strategy. These strategies and techniques may involve risks. Although a Portfolio that is not identified below in connection with a particular strategy or technique generally has the ability to engage in such a transaction, its Adviser currently intends to invest little, if any, of the Portfolio's assets in that strategy or technique. (Please note that some of these strategies may be a principal investment strategy for a particular Portfolio and consequently are also described in that Portfolio's Investment Summary.) The Portfolios are not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus.






       ------------------------- ----------- ----------- ----------- ------------- --------- ------------ -------------- -----------
                       Met/AIM   Met/AIM    Harris    Lord      MFS        Oppenheimer    PIMCO     PIMCO        T. Rowe   Third
                       Mid Cap   Small      Oakmark   Abbett    Research   Capital        Total     Innovation   Price     Avenue
                       Core      Cap Growth Inter-    Bond      Intern-    Appreciation   Return    Portfolio    Mid-Cap   Small Cap
                       Equity    Portfolio  national  Debenture national   Portfolio     Portfolio               Growth    Value
                       Portfolio            Portfolio Portfolio Portfolio                                        Portfolio Portfolio

                        -----    ------      ------    ------    ------    ------         -----       -----        -----    -----


       Brady Bonds                                                                          X


       Collateralized
       Mortgage                                          X                     X            X                                X
       Obligations


       Convertible
       Securities        X           X                   X         X            X                                  X          X

       Depositary
       Receipts          X           X           X       X         X            X                      X           X          X


       Derivatives:
       Options           X           X                             X                         X         X           X
       Futures           X           X                             X                         X                     X


       Direct
       Participation
       in                                                                                    X
       Corporate
       Loans

       Dollar
       Roll
       Transactions                               X                                          X

       Foreign
       Currency                                   X                X                         X                     X           X
       Transactions

       Foreign Debt
       Securities                                         X        X                         X                     X


       Foreign Equity   X           X             X                X             X                      X          X           X
       Securities

       Forward
       Commitments,                                       X        X                         X                     X
       When-Issued
       and Delayed
       Delivery
       Securities


       High Quality
       Short-Term       X           X                     X        X             X            X                     X
       Debt Obligations
       including Bankers'
       Acceptances,
       Commercial
       Paper and
       Certificates of
       Deposit issued
       or guaranteed
       by Bank Holding
       Companies in
       the U.S.,
       their
       Subsidiaries
       and Foreign
       Branches or of
       the World Bank;
       Variable Amount
       Master Demand
       Notes and
       Variable Rate
       Notes
       issued by U.S.
       and Foreign
       Corporations

       High Yield/
       High Risk                                         X                                    X
       Debt Securities


       Hybrid
       Instruments                                                                                                  X

       Illiquid  and                                                X             X           X                     X            X
       Restricted
       Securities

       Indexed
       Securities                                                   X                                   X

       Interest Rate
       Transactions                                                                           X

                       -----    ------      ------    ------    ------    ------         -----       -----        -----    -----
       Investment
       Grade
       Debt                                             X           X                         X                      X
       Securities


       Investments in
       Other                                   X                    X                                                X           X
       Investment
       Companies
       including
       Passive
       Foreign
       Investment
       Companies

       -
       Mortgage-backed                                  X           X                        X                                   X
       Securities,
       including
       GNMA
       Certificates,
       Mortgage-backed
       Bonds


       Municipal
       Securities                                                                            X
       -
       Non-mortgage                                                                          X
       Asset-backed
       Securities


       PIK (pay-in-kind)                                         X                           X                       X
       Debt Securities
       and
       Zero-Coupon
       Bonds


       Preferred
       Stocks        X           X                        X      X                X                                  X           X
       -------
       Real Estate
       Investment    X           X                               X                X                                  X           X
       Trusts

       Repurchase
       Agreements                       X            X                           X           X          X            X           X

       Reverse
       Repurchase                                    X                                       X                                   X
       Agreements

       Rights and
       Warrants                         X            X            X                                                   X

       Securities
       Loans         X           X      X            X            X             X            X          X             X          X

       Short Sales                                                X                          X
       (Against
       the Box)

       Structured
       Notes                                                                                                                    X

       U.S.
       Government    X           X                   X           X             X              X                        X        X
       Securities



         Brady Bonds. Brady Bonds are collateralized or uncollateralized fixed income securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady Bonds have been issued only recently and, accordingly do not have a long payment history. These securities are subject to credit risk and interest rate risk.

         Collateralized Mortgage Obligations (CMOs). CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs may be issued or guaranteed by the U.S. Government or its agencies or instrumentalities or collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality or may be non-U.S. Government guaranteed.

         CMOs carry general fixed income securities risks, such as credit risk and interest rate risk, and risks associated with mortgage-backed securities, including prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, an Adviser may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

         Convertible Securities. Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

         Traditionally, convertible securities have paid dividends or interest rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. These securities are also subject to market risk, interest rate risk and credit risk.

         Depositary Receipts. Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

         These instruments are subject to market risk and foreign investment risk.

         Derivatives. Derivatives are used to limit risk in a Portfolio or to enhance investment return, and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

         Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

         Futures are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date.

         Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time.

         Derivatives may be used to hedge against an opposite position that a Portfolio holds. Any loss generated by the derivatives should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or result in losses or missed opportunities. In addition, derivatives that are used for hedging the Portfolio in specific securities may not fully offset the underlying positions. The counterparty to a derivatives contract also could default. Derivatives that involve leverage could magnify losses.

         Derivatives may also be used to maintain a Portfolio's exposure to the market, manage cash flows or to attempt to increase income. Using derivatives for purposes other than hedging is speculative and involves greater risks. In many foreign countries, futures and options markets do not exist or are not sufficiently developed to be effectively used by a Portfolio that invests in foreign securities.

         Direct Participation in Corporate Loans. By purchasing a loan, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

         The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

         Dollar Roll Transactions. Dollar roll transactions are comprised of the sale by the Portfolio of mortgage-based or other fixed income securities, together with a commitment to purchase similar, but not identical, securities at a future date. In addition, the Portfolio is paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Portfolio to buy a security. Dollar roll transactions are treated as borrowings for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), and the aggregate of such transactions and all other borrowings of the Portfolio (including reverse repurchase agreements) will be subject to the requirement that the Portfolio maintain asset coverage of 300% for all borrowings.

         If the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Portfolio is required to repurchase may be worth less than the security that the Portfolio originally held; and the return earned by the Portfolio with the proceeds of a dollar roll may not exceed transaction costs.

         Foreign Currency Transactions. Foreign currency transactions are entered into for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency transactions include the purchase of foreign currency on a spot (or cash) basis, contracts to purchase or sell foreign currencies at a future date (forward contracts), the purchase and sale of foreign currency futures contracts, and the purchase of exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

         These hedging transactions do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time.

         Foreign currency exchange rates may fluctuate significantly over short periods of time. A forward foreign currency exchange contract reduces the Portfolio's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currency will limit any potential gain which might be realized by the Portfolio if the value of the hedged currency increases. In the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts also involve the risk that the party with which the Portfolio enters the contract may fail to perform its obligations to the Portfolio. The purchase and sale of foreign currency futures contracts and the purchase of call and put options on foreign currency futures contracts and on foreign currencies involve certain risks associated with derivatives.

         Foreign Debt Securities. Foreign debt securities are issued by foreign corporations and governments. They may include Eurodollar obligations and Yankee bonds.

         Foreign debt securities are subject to foreign investment risk, credit risk and interest rate risk. Securities in developing countries are also subject to the additional risks associated with emerging markets.

         Foreign Equity Securities. Foreign equity securities are subject to foreign investment risk in addition to the risks applicable to domestic equity securities, such as market risk.

         Forward Commitments, When-Issued and Delayed Delivery Securities. Forward commitments, when-issued and delayed delivery securities generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolios do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.

     High Quality Short-Term Debt Obligations including Bankers' Acceptances, Commercial Paper and Certificates of Deposit issued or guaranteed by Bank Holding Companies in the U.S., their Subsidiaries and Foreign Branches or of the World Bank; Variable Amount Master Demand Notes and Variable Rate Notes issued by U.S. and Foreign Corporations.

         Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.

         Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

         These instruments are subject to credit risk, interest rate risk and foreign investment risk.

         High Yield/High Risk Debt Securities. High yield/high risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's Ratings Services ("S&P") and Ba or lower by Moody's Investors Service, Inc. ("Moody's")). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds," and "junk bonds."

         High yield/high risk debt securities are subject to high yield debt security risk as described in "Primary Risks of Investing in the Portfolios" above.

         Hybrid Instruments. Hybrid instruments are a form of a derivative and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. They are often indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity security index. Examples of hybrid instruments include debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time or preferred stock with dividend rates determined by reference to the value of a currency.

         Hybrids may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of the instrument could be zero. Hybrids can have volatile prices and limited liquidity and their use by the Portfolio may not be successful.

         Illiquid and Restricted Securities. Each Portfolio may invest a portion of its assets in restricted and illiquid securities, which are investments that the Portfolio cannot easily resell within seven days at current value or that have contractual or legal restriction on resale. Restricted securities include those which are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and are purchased directly from the issuer or in the secondary market (private placements).

         If the Portfolio buys restricted or illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value or could have difficulty valuing these holdings precisely.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Indexed Securities. A Portfolio may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of, or interest on, the instrument.

         Interest Rate Transactions. Interest rate transactions are hedging transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. They are used by a Portfolio in an attempt to protect the value of its investments from interest rate fluctuations. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser to the Portfolio enters into these transactions on behalf of the Portfolio primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio will not sell interest rate caps or floors that it does not own.

         There is the risk that the Adviser may incorrectly predict the direction of interest rates resulting in losses to the Portfolio.

         Investment Grade Debt Securities. Investment grade debt securities are securities rated in one of the four highest rating categories by S&P, Moody's or other nationally recognized rating agency. These securities are subject to interest rate risk and credit risk. Securities rated in the fourth investment category by a nationally recognized rating agency (e.g. BBB by S&P and Baa by Moody's) may have speculative characteristics.

         Investments in Other Investment Companies including Passive Foreign Investment Companies. When the Portfolio invests in another investment company, it must bear the management and other fees of the investment company, in addition to its own expenses. As a result, the Portfolio may be exposed to duplicate expenses which could lower its value. Investments in passive foreign investment companies also are subject to foreign investment risk.

         Passive foreign investment companies are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, royalties, rent, and annuities.

         Mortgage-backed Securities, including GNMA Certificates, Mortgage-backed Bonds and Stripped Mortgage-backed Securities. Mortgage-backed securities include securities backed by Ginnie Mae and Fannie Mae as well as by private issuers. These securities represent collections (pools) of commercial and residential mortgages. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

         These securities carry general fixed income security risks, such as credit risk and interest rate risk, as well as prepayment risk.

         Municipal Securities. Municipal securities are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income tax. These securities are subject to interest rate risk and credit risk.

         Non-mortgage Asset-backed Securities. Non-mortgage asset-backed securities include equipment trust certificates and interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. This means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

         The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates, and like other fixed income investments, the ability of the Portfolio to successfully use these instruments may depend in part upon the ability of an Adviser to forecast interest rates and other economic factors correctly.

         PIK (pay-in-kind) Debt Securities and Zero-Coupon Bonds. PIK debt securities are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

         Zero-coupon bonds are bonds that provide for no current interest payment and are sold at a discount. These investments pay no interest in cash to its holder during its life and usually trade at a deep discount from their face or par value. These investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Portfolio will accrue income on such investments for tax accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

         These securities are subject to credit risk and interest rate risk.

         Preferred Stocks. Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

         Preferred stocks are subject to market risk. In addition, because preferred stocks pay fixed dividends, an increase in interest rates may cause the price of a preferred stock to fall.

         Real Estate Investment Trusts. Real estate investment trusts ("REITs") are entities which invest in commercial and other real estate properties. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

         Repurchase Agreements. Repurchase agreements involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash.

         Repurchase agreements involve credit risk, i.e., the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

         Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time.

         Reverse repurchase agreements will be used primarily to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes. Reverse repurchase agreements are considered a form of borrowing by the Portfolio and, therefore, are a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.

         Rights and Warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.

         Securities Loans. For purposes of realizing additional income, a Portfolio may lend securities to broker-dealers or institutional investors approved by the Board of Trustees. All securities loans will be made pursuant to agreement requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolio an amount equal to any dividends or interest received on loaned securities. The Portfolio retains all or a portion of the interest received on investment of cash collected or receives a fee from the borrower.

         The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

         Short Sales. Short sales are sales of securities that the seller does not own. The seller must borrow the securities to make delivery to the buyer. A short sale may be uncollateralized or against-the-box. A short sale is "against-the-box" if at all times when the short position is open, the seller owns an equal amount of the securities sold short or securities convertible into, or exchanged without further consideration for, securities of the same issue as the securities sold short.

         The price of securities purchased to replace borrowed securities sold short may be greater than proceeds received in the short sale resulting in a loss to the Portfolio.

         Structured Notes. A form of hybrid investment, structured notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated for the purpose of restructuring the investment characteristics of debt obligations. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.

         Structured notes are also subject to credit risk and interest rate risk and can have volatile prices.

         U.S. Government Securities. U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit, like Treasury bills and GNMA certificates. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government-sponsored entities, like bonds and notes issued by the Federal Home Loan Bank, Fannie Mae, and Sallie Mae. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

         U.S. Government securities are subject to interest rate risk. Credit risk is remote.

Defensive Investments

         Under adverse market or economic conditions, a Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with a Portfolio's principal investment strategy. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objective.

Portfolio Turnover

         The Portfolios' Advisers will sell a security when they believe it is appropriate to do so, regardless of how long a Portfolio has owned that security. Buying and selling securities generally involves some expense to a Portfolio, such as commissions paid to brokers and other transaction costs. Generally speaking, the higher a Portfolio's annual portfolio turnover rate, the greater its brokerage costs. Increased brokerage costs may adversely affect a Portfolio's performance. The Portfolios, with the exception of MFS Research International Portfolio, PIMCO Total Return Portfolio and PIMCO Innovation Portfolio, generally intend to purchase securities for long-term investment and therefore will have a relatively low turnover rate. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolios. MFS Research International Portfolio, PIMCO Total Return Portfolio and PIMCO Innovation Portfolio, generally will have annual turnover rates of 100% or more.

Downgrades in Fixed Income Debt Securities

         Unless required by applicable law, the Portfolios are not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after a Portfolio purchases the security.

         Management

         The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager and Advisers are expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolios' assets by the Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

                  The Manager

         Met Investors Advisory LLC (the "Manager"), 22 Corporate Plaza Drive, Newport Beach, California 92660, has overall responsibility for the general management and administration of all of the Portfolios. The Manager selects and pays the fees of the Advisers for each of the Trust's Portfolios and monitors each Adviser's investment program. The Manager is an affiliate of Metropolitan Life Insurance Company.

         As compensation for its services to the Portfolios, the Manager receives monthly compensation at an annual rate of a percentage of' the average daily net assets of each Portfolio. The advisory fees for each Portfolio are:



-------------------------------------------------------------- ----------------------------------------------------------
Portfolio                                                      Advisory Fee
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Met/AIM Mid Cap Core Equity Portfolio                          0.75%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Met/AIM Small Cap Growth Portfolio                             0.90%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Harris Oakmark International Portfolio                         0.85%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord Abbett Bond Debenture Portfolio                           0.60%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
MFS Research
International
Portfolio                                                      0.80%
                                                               of first $200
                                                               million of such
                                                               assets plus 0.75%
                                                               of such assets
                                                               over $200 million
                                                               up to $500
                                                               million plus
                                                               0.70% of such
                                                               assets over $500
                                                               million up to $1
                                                               billion plus
                                                               0.65% of such
                                                               assets over $1
                                                               billion
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Oppenheimer Capital
Appreciation Portfolio                                         0.65%
                                                               of first $150
                                                               million of such
                                                               assets plus
                                                               0.625% of such
                                                               assets over $150
                                                               million up to
                                                               $300 million plus
                                                               0.60% of such
                                                               assets over $300
                                                               million up to
                                                               $500 million plus
                                                               0.55% of such
                                                               assets over $500
                                                               million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
PIMCO Total Return Portfolio                                   0.50%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
PIMCO Innovation Portfolio                                     0.95%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
T. Rowe Price Mid-Cap Growth Portfolio                         0.75%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Third Avenue Small Cap Value Portfolio                         0.75%
-------------------------------------------------------------- ----------------------------------------------------------


Expense Limitation Agreement

         In the interest of limiting expenses of certain Portfolios until April 30, 2004, the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolios set forth below other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios:

Expense Limitation Provisions

-------------------------------------------- ---------------------------------
                                             Total Expenses Limited to (% of
Portfolios                                          daily net assets)
-------------------------------------------- ---------------------------------
Met/AIM Mid Cap Core Equity                               0.95%
Met/AIM Small Cap Growth                                  1.05%
Harris Oakmark International                              1.20%
Lord Abbett Bond Debenture                                0.75%
MFS Research International                                1.10%
Oppenheimer Capital Appreciation                          0.75%
PIMCO Innovation                                          1.10%
T. Rowe Price Mid-Cap Growth                              0.95%
Third Avenue Small Cap Value                              1.00%


         Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees.

         The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

                  The Advisers

         Under the terms of the agreements between each Adviser and the Manager, the Adviser will develop a plan for investing the assets of each Portfolio, select the assets to be purchased and sold by each Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. Each Adviser follows the investment policies set by the Manager and the Board of Trustees for each of the Portfolios. Day-to-day management of the investments in each Portfolio is the responsibility of the Adviser's portfolio managers. The portfolio managers of each Portfolio are indicated below following a brief description of each Adviser.

         The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new Adviser that normally is provided in a proxy statement.

         The Manager pays each Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to each of the Advisers.

A I M CAPITAL MANAGEMENT, INC. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, is the Adviser to the Met/AIM Mid Cap Core Equity and Met/AIM Small Cap Growth Portfolios of the Trust. AIM has acted as an investment adviser since its organization in 1986. Today, AIM, together with its affiliates, advises or manages over 190 investment portfolios, including the Portfolios, encompassing a broad range of investment objectives. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC, London, England. Total net assets under the management of AIM and its affiliates was approximately $124 billion as of December 31, 2002.

Met/AIM Mid Cap Core Equity Portfolio

         The Adviser uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the Portfolio are:

o Ronald S. Sloan, Senior Portfolio Manager, has been responsible for the AIM Mid Cap Core Equity Fund since 1998 and has been associated with the Adviser and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

o David Pointer, Portfolio Manager, has been responsible for the AIM Mid Cap Core Equity Fund since 2003 and has been associated with the Adviser and/or its affiliates since 1999. From 1997 to 1999, Mr. Pointer was a full time student.

PRIOR EXPERIENCE WITH A COMPARABLE FUND

         The Met/AIM Mid Cap Core Equity Portfolio and the AIM Mid Cap Core Equity Fund, which is advised by an affiliate of AIM with the same investment management team, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in October 2001, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of AIM, performance information regarding the AIM Mid Cap Core Equity Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of AIM Mid Cap Core Equity Fund and the Portfolio will vary.

         The table below compares the AIM Mid Cap Core Equity Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/02 with the Russell Midcap Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

         Please note that the AIM Mid Cap Core Equity Fund has in the past participated in the IPO market, and a significant portion of the Fund's returns were attributable to its investments in IPOs, which had a magnified impact due to the Fund's small asset base. As the Fund's assets grow, it is probable that the effect of the Fund's investments in IPOs on its total returns will decline, which could reduce the Fund's total returns.



-------------------------------------------------- ---------------------------------------------------------
                                                          Average Annual Total Return as of 12/31/02
-------------------------------------------------- ---------------------------------------------------------
-------------------------------------------------- ------------------ ------------------ -------------------

                                                       1 Year             5 Year             10 Year
-------------------------------------------------- ------------------ ------------------ -------------------
-------------------------------------------------- ------------------ ------------------ -------------------
AIM Mid Cap Core Equity Fund--                          -15.99%             5.57%              10.32%
Class A shares (with sales charge)
-------------------------------------------------- ------------------ ------------------ -------------------
-------------------------------------------------- ------------------ ------------------ -------------------
AIM Mid Cap Core Equity Fund--                          -11.09%             6.77%              10.95%
Class A shares (without sales charge)
-------------------------------------------------- ------------------ ------------------ -------------------
-------------------------------------------------- ------------------ ------------------ -------------------
Russell Midcap Index                                    -16.19%             2.19%              9.92%
-------------------------------------------------- ------------------ ------------------ -------------------


Met/AIM Small Cap Growth Portfolio

         The Adviser uses a team approach to investment management. The individual member of the team who is primarily responsible for the day-to-day management of the Portfolio is:


o Ryan E. Crane, Portfolio Manager, has been responsible for the AIM Small Cap Growth Fund since 1999 and has been associated with the Adviser and/or its affiliates since 1994.

PRIOR PERFORMANCE WITH A COMPARABLE FUND

         The Met/AIM Small Cap Growth Portfolio and the AIM Small Cap Growth Fund, which is advised by an affiliate of AIM with the same investment management team, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in October 2001, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of AIM, performance information regarding the AIM Small Cap Growth Fund is presented. Management fees paid by the AIM Small Cap Growth Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the AIM Small Cap Growth Fund, the average annual return during the periods would be lower than the numbers set forth below. This result assumes that the current management fee paid by the AIM Small Cap Growth Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of AIM Small Cap Growth Fund and the Portfolio will vary.

         The table below compares the AIM Small Cap Growth Fund's average annual compounded total returns for the 1- and 5- year periods and since inception on 10/18/95 through 12/31/02 with the Russell 2000 Index and the Russell 2000 Growth Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/02
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
                                                          1 Year                 5 Year            Since Inception
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------


AIM Small Cap Growth Fund -                               -31.96%                 6.45%                 9.04%
Class A shares (with sales charge)
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
AIM Small Cap Growth Fund -                               -28.01%                 7.66%                 9.91%
Class A shares (without sales charge)
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
Russell 2000 Index                                        -20.48%                -1.36%                 7.18%*
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
Russell 2000 Growth Index                                 -30.26%                -6.59%                -0.66%*
-------------------------------------------------- ---------------------- ---------------------- ---------------------
         *Index performance is from 10/31/95.


HARRIS ASSOCIATES L.P. ("Harris"), Two North Lasalle Street, Suite 500, Chicago, Illinois 60602, is the Adviser to the Harris Oakmark International Portfolio of the Trust. Harris is a Delaware limited partnership organized in 1995. The general partnership interest in Harris is owned by Harris Associates Inc., which in turn is a wholly-owned subsidiary of Paris-based CDC IXIS Management Holdings, LLC. Together with its predecessor, Harris has managed mutual funds since 1970 and manages more than $30 billion of assets as of December 31, 2002.

     o David G.  Herro,  C.F.A.,  and  Michael  J.  Welsh,  C.F.A.,  manage  the
     Portfolio. Mr. Herro joined Harris in 1992 as a portfolio manager and analyst. Mr. Welsh joined Harris in 1992 as an international analyst.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The Harris Oakmark International Portfolio and the Oakmark International Fund, which is also advised by Harris, have substantially similar investment objectives, policies and strategies. Harris began managing the Portfolio on January 1, 2003. In order to provide you with information regarding the investment capabilities of Harris, performance information regarding the Oakmark International Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Oakmark International Fund and the Portfolio will vary.

         The table below compares the Oakmark International Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/02 with the Morgan Stanley Capital International World ex U.S. Index, an unmanaged index which includes countries throughout the world, excluding the U.S. and Canada, in proportion to world stock market capitalization. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/02
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------

                                                          1 Year                 5 Year                10 Year
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
Oakmark International Fund - Class I shares               -8.46%                  4.85%                 9.75%
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
MSCI World ex U.S. Index                                  -15.80%                -2.72%                 4.17%
-------------------------------------------------- ---------------------- ---------------------- ---------------------



LORD, ABBETT & CO. LLC ("Lord Abbett"), 90 Hudson Street, Jersey City, New Jersey 07302, is the Adviser to the Lord Abbett Bond Debenture Portfolio of the Trust. Lord Abbett has been an investment manager for 70 years and as of December 31, 2002 managed approximately $48.2 billion in a family of mutual funds and other advisory accounts.

o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Christopher J. Towle, Partner of Lord Abbett, heads the team. Mr. Towle has been with Lord Abbett since 1988.


MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS"), 500 Boylston Street, Boston, Massachusetts 02116, is the Adviser to the MFS Research International Portfolio of the Trust. MFS is America's oldest mutual fund organization. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $112.5 billion as of December 31, 2002.

o The Portfolio is managed by a team of equity research analysts.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The MFS Research International Portfolio and the MFS Research International Fund, which is also advised by MFS, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have a significant operating history. In order to provide you with information regarding investment capabilities of MFS, performance information regarding the MFS Research International Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of MFS Research International Fund and the Portfolio will vary.

         The table below compares the MFS Research International Fund's average annual compounded total returns for the 1- and 5- year periods and since inception on 1/2/97 through 12/31/02 with the MSCI EAFE Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.


-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/02
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
                                                          1 Year                 5 Year            Since Inception
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------


MFS Research International Fund -                         -12.11%                 2.41%                 2.41%
Class A shares (with sales charge)
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
MFS Research International Fund -                         -10.55%                 4.20%                 4.20%
Class A shares (without sales charge)
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
MSCI EAFE Index                                           -17.52%                -4.33%                 -4.33%
-------------------------------------------------- ---------------------- ---------------------- ---------------------


OPPENHEIMERFUNDS, INC. ("Oppenheimer"), 498 Seventh Avenue, New York, New York 10018, is the Adviser to the Oppenheimer Capital Appreciation Portfolio of the Trust. Oppenheimer has been an investment adviser since January 1960. Oppenheimer (including affiliates) managed more than $124 billion in assets as of December 31, 2002, including other Oppenheimer funds with more than 5 million shareholder accounts.

     o Jane Putnam, Vice President and Manager. Ms. Putnam has been associated with Oppenheimer as a portfolio manager since July 1995.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The Oppenheimer Capital Appreciation Portfolio and the Oppenheimer Capital Appreciation Fund, which is also advised by Oppenheimer, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of Oppenheimer, performance information regarding the Oppenheimer Capital Appreciation Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Oppenheimer Capital Appreciation Fund and the Portfolio will vary.

         The table below compares the Oppenheimer Capital Appreciation Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/02 with the S&P 500 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.


---------------------------------------------------- -----------------------------------------------------------------
                                                                Average Annual Total Return as of 12/31/02
---------------------------------------------------- -----------------------------------------------------------------
---------------------------------------------------- --------------------- ---------------------- --------------------
                                                            1 Year                5 Year                10 Year

---------------------------------------------------- --------------------- ---------------------- --------------------
---------------------------------------------------- --------------------- ---------------------- --------------------


Oppenheimer Capital Appreciation Fund - Class A            -30.50%                 1.09%                 9.16%
shares (with sales charge)
---------------------------------------------------- --------------------- ---------------------- --------------------
---------------------------------------------------- --------------------- ---------------------- --------------------
Oppenheimer Capital Appreciation Fund - Class A            -26.26%                 2.29%                 9.81%
shares (without sales charge)
---------------------------------------------------- --------------------- ---------------------- --------------------
---------------------------------------------------- --------------------- ---------------------- --------------------
S&P 500 Index                                              -22.10%                -0.59%                 9.34%
---------------------------------------------------- --------------------- ---------------------- --------------------

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO"), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, is the Adviser to the PIMCO Total Return Portfolio of the Trust. PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM LP"). Allianz AG ("Allianz") is the indirect majority owner of ADAM LP. Allianz is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in ADAM LP. As of December 31, 2002, PIMCO had approximately $304.6 billion in assets under management.

o A portfolio management team, led by William H. Gross, a Managing Director, the Chief Investment Officer and a founding partner of PIMCO, manages the Portfolio.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The PIMCO Total Return Portfolio and the PIMCO Total Return Fund, which is also advised by PIMCO, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of PIMCO, performance information regarding the PIMCO Total Return Fund is presented. Management fees paid by the PIMCO Total Return Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the PIMCO Total Return Fund, the average annual return during the periods would have been lower than the numbers set forth below. This result assumes that the current management fee paid by the PIMCO Total Return Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of PIMCO Total Return Fund and the Portfolio will vary.

         The table below compares the PIMCO Total Return Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/02 with the Lehman Aggregate Bond Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.


-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/02
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------
                                                           1 Year                 5 Year                10 Year

-------------------------------------------------- ----------------------- ---------------------- --------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------

PIMCO Total Return Fund -                                  10.20%                  8.16%                 8.30%
Institutional shares
-------------------------------------------------- ----------------------- ---------------------- --------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------
Lehman Aggregate Bond Index                                10.26%                  7.55%                 7.51%
-------------------------------------------------- ----------------------- ---------------------- --------------------


PIMCO EQUITY ADVISORS LLC ("PIMCO Advisors"), a subsidiary of ADAM LP, 1345 Avenue of the Americas, 50th Floor, New York, New York 10105, is the Adviser to the PIMCO Innovation Portfolio of the Trust. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2002, PIMCO Advisors had over $7.4 billion in assets under management.

o Dennis P. McKechnie, Managing Director, joined PIMCO Advisors in 1999 as a portfolio manager. From 1991 to 1999, he was a portfolio manager with Circle Investors, formerly a subsidiary of ADAM L.P.


PRIOR EXPERIENCE WITH COMPARABLE FUND

         The PIMCO Innovation Portfolio and the PIMCO Innovation Fund, which is also advised by PIMCO Advisors, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of PIMCO Advisors, performance information regarding the PIMCO Innovation Fund is presented. Management fees paid by the PIMCO Innovation Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the PIMCO Innovation Fund, the average annual return during the periods would be lower than the numbers set forth below. This result assumes that the current management fee paid by the PIMCO Innovation Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of PIMCO Innovation Fund and the Portfolio will vary.

         The table below compares the PIMCO Innovation Fund's average annual compounded total returns for the 1- and 5- year periods and since inception on 12/22/94 through 12/31/02 with the S&P 500 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/02
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
                                                          1 Year                 5 Year            Since Inception
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------


PIMCO Innovation Fund -                                   -54.99%                -5.45%                 4.98%
Class A shares (with sales charge)
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
PIMCO Innovation Fund                                     -52.21%                -4.07%                 6.09%
Class A shares (without sales charge)
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
S&P 500 Index                                             -22.10%                -0.59%                10.30%*
-------------------------------------------------- ---------------------- ---------------------- ---------------------

* Index performance is from 1/1/95.


         T. ROWE PRICE ASSOCIATES, INC. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202, is the Adviser to the T. Rowe Price Mid-Cap Growth Portfolio of the Trust. T. Rowe Price was founded in 1937. As of December 31, 2002, T. Rowe Price and its affiliates managed over $140.6 billion in investments for more than 8 million individual and institutional investor accounts. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

     o The investment management decisions for the Portfolio are made by an Investment Advisory Committee. Brian W. H. Berghuis acts as Chairman of the Committee. The Committee Chairman has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Berghuis has been chairman of the T. Rowe Price Mid-Cap Growth Fund's committee since 1992. He joined T. Rowe Price in 1985 and has been managing investments since 1988.


PRIOR EXPERIENCE WITH COMPARABLE FUND

         The T. Rowe Price Mid-Cap Growth Portfolio and the T. Rowe Price Mid-Cap Growth Fund, which is also advised by T. Rowe Price, have substantially similar investment objectives, policies, and strategies. T. Rowe Price began managing the Portfolio on January 1, 2003. In order to provide you with information regarding the investment capabilities of T. Rowe Price, performance information regarding the T. Rowe Price Mid-Cap Growth Fund is presented. Management fees paid by the T. Rowe Price Mid-Cap Growth Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the T. Rowe Price Mid-Cap Growth Fund, the average annual return during the periods would have been lower than the numbers set forth below. This result assumes that the current management fee paid by the T. Rowe Price Mid-Cap Growth Fund, as a percentage of average net assets, applied in all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of T. Rowe Price Mid-Cap Growth Fund and the Portfolio will vary.

         The table below compares the T. Rowe Price Mid-Cap Growth Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/02 with the Russell Midcap Growth Index and the S&P Mid Cap 400 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



------------------------------------------------------------ ---------------------------------------------------------
                                                             Average Annual Total Return as of 12/31/02
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
                                                                  1 Year              5 Year             10 Year
------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------


T. Rowe Price Mid-Cap Growth Fund                                 -21.22%             4.82%              12.80%
------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
Russell Midcap Growth Index                                       -27.40%             -1.82%              6.71%
------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
S & P Mid Cap 400 Index                                           -14.15%             6.41%              11.96%
------------------------------------------------------------ ------------------ ------------------- ------------------



         THIRD AVENUE MANAGEMENT LLC ("Third Avenue"), 622 Third Avenue, New York, NY 10017, is the Adviser for the Third Avenue Small Cap Value Portfolio of the Trust. Third Avenue is an indirect, majority owned subsidiary of Affiliated Managers Group, Inc. Third Avenue or its predecessor entity has been an investment adviser for mutual funds since its organization in 1986 and as of December 31, 2002 had over $4.6 billion in assets under management.

o Curtis Jensen, Portfolio Manager and Co-Chief Investment Officer of the Adviser. Mr. Jensen has been employed by the Adviser and its predecessor since 1995 as a portfolio manager and senior research analyst. He has been co-manager of the Third Avenue Small-Cap Value Fund since its inception and became sole manager of that Fund in May 2001.

o Ian Lapey, Co-Portfolio Manager. Mr. Lapey has been employed by the Adviser and its predecessor since 2001 as a portfolio manager and senior research analyst. Prior to joining the Adviser, Mr. Lapey was an equity research analyst with Credit Suisse First Boston from 1997 to 2001.

PRIOR PERFORMANCE WITH A COMPARABLE FUND

         The Third Avenue Small Cap Value Portfolio and the Third Avenue Small-Cap Value Fund, which is also advised by Third Avenue, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in May 2002, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of Third Avenue, performance information regarding the Third Avenue Small-Cap Value Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Third Avenue Small-Cap Value Fund and the Portfolio will vary.

         The table below compares the Third Avenue Small-Cap Value Fund's average annual compounded total returns for the 1- and 5-year periods and since inception on 4/1/97 through 12/31/02 with the Russell 2000 Value Index, an unmanaged index that measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

------------------------------------ ---------------------------------------------------------------------------------
                                                        Average Annual Total Return as of 12/31/02
------------------------------------ ---------------------------------------------------------------------------------
------------------------------------ ------------------------ -------------------------- -----------------------------
                                             1 Year                    5 Year                  Since Inception
------------------------------------ ------------------------ -------------------------- -----------------------------
------------------------------------ ------------------------ -------------------------- -----------------------------

Third Avenue Small-Cap Value Fund            -10.89%                    5.43%                       7.60%
------------------------------------ ------------------------ -------------------------- -----------------------------
------------------------------------ ------------------------ -------------------------- -----------------------------
Russell 2000 Value Index                     -11.42%                    2.71%                       7.43%
------------------------------------ ------------------------ -------------------------- -----------------------------


         Appendix A contains a summary of the performance information set forth in this section with respect to each Adviser or its affiliate's prior experience with comparable funds.

                  Distribution Plan

         Each Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors Distribution Company is an affiliate of the Manager, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolios. Under the Plan, the Trust, on behalf of the Portfolios, is permitted to pay to various service providers up to 0.50% of the average daily net assets of each Portfolio as payment for services rendered in connection with the distribution of the shares of the Portfolios. Currently, payments are limited to 0.25% of average net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.


         YOUR INVESTMENT

     Shareholder Information

         The separate accounts of MetLife are the record owners of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

         However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.

                  Dividends, Distributions and Taxes

Dividends and Distributions

         Each Portfolio intends to distribute substantially all of its net investment income, if any. Each Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once a year and not to you, the Contract owner. These distributions are in the form of additional shares and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contracts prospectus accompanying this Prospectus for more information.

         All net realized long- or short-term capital gains of each Portfolio are also declared once a year and reinvested in the Portfolio.

Taxes

         Please see the Contracts prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of a Portfolio's shares and their receipt of dividends and capital gains.

         Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

         Shares of each Portfolio are currently offered only to the separate accounts of MetLife and, in the case of certain Portfolios, to qualified pension and profit sharing plans. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

         Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios are and will be so owned. Thus so long as each Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts.

         The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

         The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.

                  Sales and Purchases of Shares

         The Trust does not sell its shares directly to the public. The Trust continuously sells Class B shares of each Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust's Class A shares and Class E shares are not being offered by this Prospectus. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

         MetLife Investors Distribution Company is the principal underwriter and distributor of the Trust's shares. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio determined on that same date.

         Shares of the Portfolios are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (However, certain sales or other charges may apply to the Contract, as described in the Contracts prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

Right to Restrict Transfers

         Neither the Trust nor the Contracts are designed for professional market timing organizations, other entities, or individuals using programmed, large and/or frequent transfers. MetLife, in coordination with the Trust's Manager and Advisers, reserves the right to temporarily or permanently refuse exchange requests if, in its judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Portfolio and therefore may be refused. Investors should consult the Contracts prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

Valuation of Shares

         Each Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the NYSE is open. To the extent that a Portfolio's assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio's assets may be affected on days when the Trust is not open for business. In addition, trading in some of a Portfolio's assets may not occur on days when the Trust is open for business.

         Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

         Except for money market instruments maturing in 60 days or less, securities held by the Portfolios are valued at market value. If market values are not readily available, securities are valued at fair value as determined by the Valuation Committee of the Trust's Board of Trustees. Money market instruments maturing in 60 days or less are valued on the amortized cost basis.

                  FINANCIAL HIGHLIGHTS

         The following financial highlights tables are intended to help you understand each Portfolio's Class B shares financial performance for the past 5 years (or for its period of operation in the case of Portfolios that have operated for less than 5 years). Certain information reflects financial results for a single Portfolio share. Total return in each table shows how much an investment in a Portfolio would have increased (or decreased) during each period (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report is included in the Annual Report of the Trust, which is available upon request.



Met/AIM Mid Cap Core Equity Portfolio*

Class B

                                                                                       For the period from
                                                                                         October 9, 2001
                                                                                         (commencement of
                                                           For the year ended             operations) to
                                                          December 31, 2002(a)         December 31, 2001(a)
                                                          --------------------         -----------------


NET ASSET VALUE, BEGINNING OF PERIOD.................
                                                                 $11.02                       $10.00
                                                                 ------                       ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income................................            0.00+++                     0.00+++
Net realized and unrealized gains (losses)...........            (1.18)                        1.03
                                                                 ------                        ----
TOTAL FROM INVESTMENT OPERATIONS.....................
                                                                 (1.18)                        1.03
                                                                 ------                        ----
DISTRIBUTIONS:.......................................
Dividends from net investment income.......................... (0.00) +++                     (0.01)
Distributions from net realized capital gains.................   (0.01)                        ---
                                                                 ------                        ---
TOTAL DISTRIBUTIONS...........................................   (0.01)                       (0.01)
                                                                 ------                       ------
NET ASSET VALUE, END OF PERIOD.......................             $9.83                       $11.02
                                                                  -----                       ------
TOTAL RETURN.........................................           (10.73)%                     10.26%+
                                                                --------                     ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)..............             $32.8                        $4.5
RATIOS TO AVERAGE NET ASSETS (1):
Expenses.............................................             1.15%                      1.15%++
Net investment income................................              ---                      (0.06)%++
PORTFOLIO TURNOVER RATE..............................             37.1%                       18.0%+
(1)  If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:
Ratio of Operating Expenses to Average Net Assets:
                                                                  1.91%                      7.18%++

Ratio of Expenses to Average Net Assets After Broker
Rebates:                                                          1.12%                        N/A



* Effective May 1, 2002, the Portfolio changed its name from Met/AIM Mid Cap
Equity Portfolio.

+        Non-annualized

++       Annualized

+++      Rounds to less than $0.005 per share.

N/A      Not applicable.

(a) Net investment income per share was calculated using average shares outstanding.




Met/AIM Small Cap Growth Portfolio

Class B

                                                                                           For the period from October
                                                                                             9, 2001 (commencement of

                                                                                                  operations) to
                                                            For the year ended December        December 31, 2001(a)
                                                                    31, 2002(a)

NET ASSET VALUE, BEGINNING OF PERIOD......................
                                                                       $11.89                         $10.00
                                                                       ------                         ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss.......................................             (0.08)                         (0.02)
Net realized and unrealized gains (losses)................             (3.19)                          1.91
                                                                       ------                          ----
TOTAL FROM INVESTMENT OPERATIONS..........................
                                                                       (3.27)                          1.89
                                                                       ------                          ----
NET ASSET VALUE, END OF PERIOD...........................              $8.62                          $11.89
                                                                       -----                          ------
TOTAL RETURN..............................................            (27.50)%                       18.90%+
                                                                      --------                       -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...................             $47.1                           $7.6
RATIOS TO AVERAGE NET ASSETS(1):
Expenses..................................................             1.30%                         1.30%++
Net investment loss.......................................            (0.87)%                       (0.92)%++
PORTFOLIO TURNOVER RATE...................................             19.5%                          5.1%+
(1)  If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net Assets:                  2.32%                            5.22%++

Ratio of Expenses to Average Net Assets After
Broker Rebates:                                                     1.28%                              N/A

+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.




Harris Oakmark International Portfolio
(formerly State Street Research Concentrated International Portfolio)*

Class B

                                                                                   For the period from October
                                                                                     9, 2001 (commencement of

                                                                                         operations) to
                                                         For the year ended            December 31, 2001(a)
                                                                                       -----------------
                                                        December 31, 2002(a)


NET ASSET VALUE, BEGINNING OF PERIOD..............
                                                               $10.84                         $10.00
                                                               ------                         ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)......................              0.01                          (0.02)
Net realized and unrealized gains (losses)........             (1.97)                          0.99
                                                               ------                          ----
TOTAL FROM INVESTMENT OPERATIONS..................
                                                               (1.96)                          0.97
                                                               ------                          ----
DISTRIBUTIONS:
Dividends from net investment income.......................... (0.01)                         (0.01)
Distributions from net realized capital gains.................   ---                          (0.12)
                                                                 ---                          ------
TOTAL DISTRIBUTIONS........................................... (0.01)                         (0.13)
                                                               ------                         ------
NET ASSET VALUE, END OF PERIOD....................              $8.87                         $10.84
                                                                -----                         ------
                                                              (18.09)%                        9.69%+
                                                              --------                        -----
TOTAL RETURN......................................

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...........              $17.9                          $5.8
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..........................................              1.35%                        1.35%++
Net investment income (loss)......................              0.15%                       (0.07)%++
PORTFOLIO TURNOVER RATE...........................              82.0%                         22.5%+
(1)  If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net                     2.64%                         5.69%++
Assets:

Ratio of Expenses to Average Net Assets After
Broker Rebates:                                                1.31%                           N/A

*........Effective January 1, 2003, the Portfolio changed its name to
..........Harris Oakmark International Portfolio and Harris Associates L.P.
..........became the Portfolio's Adviser.
..........
+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.



Lord Abbett Bond Debenture Portfolio
Class B


                                                                              For the period from March 22, 2001
                                                                               (commencement of operations) to
                                              For the year ended December            December 31, 2001(a)
                                                                 ---------           --------------------
                                                      31, 2002(a)


NET ASSET VALUE, BEGINNING OF PERIOD.......
                                                         $11.20                             $12.03
                                                         ------                             ------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income......................               0.72                               0.64

Net realized and unrealized losses.........              (0.76)                             (0.52)
                                                         ------                             ------

TOTAL FROM INVESTMENT OPERATIONS...........
                                                         (0.04)                              0.12
                                                         ------                              ----

DISTRIBUTIONS:

Dividends from net investment income..........................
                                                         (0.95)                             (0.95)

Distributions from net realized capital                   ---                                ----
                                                          ---                                ----
gains.........................................................

TOTAL DISTRIBUTIONS......................................(0.95)                             (0.95)
                                                         ------                             ------

NET ASSET VALUE, END OF PERIOD.............
                                                         $10.21                             $11.20
                                                         ------                             ------

TOTAL RETURN...............................             (0.57)%                             1.17%+
                                                        -------                             -----

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)....
                                                         $197.4                              $31.8

RATIOS TO AVERAGE NET ASSETS(1):

Expenses...................................              0.95%                              0.95%++

Net investment income......................              7.12%                              7.38%++

PORTFOLIO TURNOVER RATE....................              45.8%                              66.2%+

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net               1.05%                              0.98%++
Assets:

+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.




MFS Research International Portfolio
Class B

                                                                                   For the period from
                                                                                    February 12, 2001
                                                                                     (commencement of
                                                      For the year ended       operations) to December 31,
                                                                                             -------------
                                                     December 31, 2002(a)                2001(a)
                                                     --------------------                -------


NET ASSET VALUE, BEGINNING OF PERIOD............
                                                             $8.48                       $10.00
                                                             -----                       ------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income...........................             0.03                         0.01

Net realized and unrealized losses..............            (1.03)                       (1.52)
                                                            ------                       ------

TOTAL FROM INVESTMENT OPERATIONS................
                                                            (1.00)                       (1.51)
                                                            ------                       ------

DISTRIBUTIONS:

Dividends from net investment income..........................
                                                            (0.01)                       (0.01)

Distributions from net realized capital gains.................
                                                              ---                          ---

TOTAL DISTRIBUTIONS.........................................(0.01)                       (0.01)
                                                            ------                       ------

NET ASSET VALUE, END OF PERIOD..................
                                                             $7.47                        $8.48
                                                             -----                        -----

TOTAL RETURN....................................           (11.80)%                     (15.14)%+
                                                           --------                     --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions).........             $67.1                        $14.7

RATIOS TO AVERAGE NET ASSETS(1):

Expenses........................................             1.25%                       1.25%++

Net investment income (loss)....................             0.34%                       0.13%++

PORTFOLIO TURNOVER RATE.........................            114.1%                       133.6%+

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net                   2.07%                       5.33%++
Assets:

+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.



Oppenheimer Capital Appreciation Portfolio
Class B

                                                                                        For the period from
                                                                                         February 12, 2001
                                                                                         (commencement of
                                                     For the year ended December          operations) to
                                                                        ---------
                                                              31, 2002(a)              December 31, 2001(a)
                                                              -----------              -----------------


NET ASSET VALUE, BEGINNING OF PERIOD...............
                                                                 $8.57                        $10.00
                                                                 -----                        ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income..............................             0.00+++                       0.00+++
Net realized and unrealized losses.................             (2.12)                        (1.43)
                                                                ------                        ------
TOTAL FROM INVESTMENT OPERATIONS...................
                                                                (2.12)                        (1.43)
                                                                ------                        ------
DISTRIBUTIONS:
Dividends from net investment income.......................... (0.00)+++                     (0.00)+++
Distributions from net realized capital gains.................    ---                           ---
                                                                  ---                           ---
TOTAL DISTRIBUTIONS........................................... (0.00)+++                     (0.00)+++
                                                               ------                        ------
NET ASSET VALUE, END OF PERIOD.....................              $6.45                         $8.57
                                                                 -----                         -----
TOTAL RETURN.......................................            (24.73)%                      (14.27)%+
                                                               --------                      --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)............             $122.4                         $26.9
RATIOS TO AVERAGE NET ASSETS (1):
Expenses...........................................              1.00%                        1.00%++
Net investment income (loss).......................             (0.02)%                       0.04%++
PORTFOLIO TURNOVER RATE............................              20.6%                        29.7%+
(1)  If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net Assets:               1.22%                        3.21%++


+........Non-annualized

++.......Annualized

+++......Rounds to less than $0.005 per share.

(a)......Net investments income per share was calculated using average shares outstanding.




PIMCO Total Return Portfolio

Class B

                                                                                   For the period from
                                                                                    February 12, 2001
                                                                                    (commencement of
                                                      For the year ended             operations) to
                                                     December 31, 2002(a)         December 31, 2001(a)
                                                     --------------------         -----------------


NET ASSET VALUE, BEGINNING OF PERIOD............
                                                            $10.33                       $10.00
                                                            ------                       ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income...........................             0.31                         0.32
Net realized and unrealized gains...............             0.65                         0.34
                                                             ----                         ----
TOTAL FROM INVESTMENT OPERATIONS................
                                                             0.96                         0.66
                                                             ----                         ----
DISTRIBUTIONS:
Distributions in excess of net investment income..............---                        (0.18)
Distributions from net realized capital gains.................---                        (0.15)
                                                              ---                        ------
TOTAL DISTRIBUTIONS...........................................---                        (0.33)
                                                              ---                        ------
NET ASSET VALUE, END OF PERIOD..................            $11.29                       $10.33
                                                            ------                       ------
TOTAL RETURN....................................             9.29%                       6.68%+
                                                             -----                       -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions).........            $427.7                        $46.2
RATIOS TO AVERAGE NET ASSETS (1):
Expenses........................................             0.90%                       0.90%++
Net investment income...........................             2.85%                       3.48%++
PORTFOLIO TURNOVER RATE.........................            474.4%                       346.0%+
(1)  If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:
Ratio of Operating Expenses to Average Net
Assets:                                                      0.90%                       1.40%++


+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.




PIMCO Innovation Portfolio

Class B

                                                                                     For the period from
                                                                                      February 12, 2001
                                                                                       (commencement of
                                                         For the year ended             operations) to
                                                        December 31, 2002(a)         December 31, 2001(a)


NET ASSET VALUE, BEGINNING OF PERIOD...............
                                                                $6.16                       $10.00
                                                                -----                       ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss................................            (0.04)                       (0.06)
Net realized and unrealized losses.................            (3.08)                       (3.78)
                                                               ------                       ------
TOTAL FROM INVESTMENT OPERATIONS...................
                                                               (3.12)                       (3.84)
                                                               ------                       ------
NET ASSET VALUE, END OF PERIOD.....................             $3.04                       $6.16
                                                                -----                       -----
TOTAL RETURN.......................................           (50.65)%                    (38.40)%+
                                                              --------                    --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)............             $15.2                        $9.6
RATIOS TO AVERAGE NET ASSETS (1):
Expenses...........................................             1.35%                      1.35%++
Net investment loss................................            (1.13)%                    (1.01)%++
PORTFOLIO TURNOVER RATE............................            227.2%                      346.9%+
(1)  If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net Assets:              1.96%                      4.21%++

Ratio of Expenses to Average Net Assets After
Broker Rebates:                                                 1.27%                        N/A

+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment loss per share was calculated using average shares outstanding.



T. Rowe Price Mid-Cap Growth Portfolio
(formerly MFS Mid Cap Growth Portfolio)*

Class B

                                                                                    For the period from
                                                                                     February 12, 2001
                                                                                      (commencement of
                                                        For the year ended            operations) to
                                                       December 31, 2002(a)         December 31, 2001(a)


NET ASSET VALUE, BEGINNING OF PERIOD..............
                                                              $8.34                        $10.00
                                                              -----                        ------

INCOME FROM INVESTMENT OPERATIONS:

Net investment loss...............................            (0.03)                       (0.04)

Net realized and unrealized losses................            (3.64)                       (1.62)
                                                              ------                       ------

TOTAL FROM INVESTMENT OPERATIONS..................
                                                              (3.67)                       (1.66)
                                                              ------                       ------

DISTRIBUTIONS:

Dividends from net investment income..........................
                                                               ---                          ----

Distributions from net realized capital gains.................(0.03)                        ----
                                                              ------                        ----

TOTAL DISTRIBUTIONS...........................................(0.03)                        ----
                                                              ------                        ----

NET ASSET VALUE, END OF PERIOD....................
                                                              $4.64                        $8.34
                                                              -----                        -----

TOTAL RETURN......................................           (44.04)%                    (16.60)%+
                                                             --------                    --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)...........
                                                              $62.6                        $23.4

RATIOS TO AVERAGE NET ASSETS(1):

Expenses..........................................            1.05%                       1.05%++

Net investment loss...............................           (0.54)%                     (0.53)%++

PORTFOLIO TURNOVER RATE...........................            157.2%                       86.3%+

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net Assets:            1.41%                       2.60%++

Ratio of Expenses to Average Net Assets After                 0.96%                         N/A
Broker Rebates:

*........Effective January 1, 2003, the Portfolio changed its name to T. Rowe Price Mid-Cap
..........Growth Portfolio and T. Rowe Price Associates, Inc. became the Portfolio's Adviser.

+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.


Third Avenue Small Cap Value Portfolio

Class B

                                                     For the period from May 1,
                                                     2002 (commencement of
                                                       operations)
                                                      to December 31,
                                                      2002(a)


NET ASSET VALUE, BEGINNING OF PERIOD...........
                                                       $10.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income..........................         0.04
Net realized and unrealized losses.............        (1.73)
                                                       ------
TOTAL FROM INVESTMENT OPERATIONS...............
                                                       (1.69)
DISTRIBUTIONS:
Dividends from net investment income...........        (0.02)
Distributions from net realized capital gains..        (0.01)
                                                       ------
TOTAL DISTRIBUTIONS............................        (0.03)
                                                       ------
NET ASSET VALUE, END OF PERIOD.................        $8.28
                                                       -----
TOTAL RETURN...................................      (16.90)%+
                                                     --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)........        $33.4
RATIOS TO AVERAGE NET ASSETS (1):
Expenses.......................................       1.20%++
Net investment income..........................       0.80%++
PORTFOLIO TURNOVER RATE........................        8.0%++
(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net Assets:    1.69%++


+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.

                                      APPENDIX A

       SUMMARY OF Advisers' prior experience with comparable funds

         The following chart summarizes the prior performance information of the comparable funds that was previously presented in the discussions of the Advisers beginning on page 73 of this Prospectus. It reflects the historical performance of the comparable fund managed by each Adviser or its affiliate that generally has investment objectives, policies, strategies and risks substantially similar to that of the respective Portfolio(s) of the Trust for which it serves as Adviser. Because the Portfolios (with the exception of the Lord Abbett Bond Debenture Portfolio) do not have a significant operating history, the data is provided to illustrate the past performance of the Advisers or their affiliates in managing substantially similar investment funds and to compare such performance to specified market indices. No comparable fund information is provided for the Lord Abbett Bond Debenture Portfolio either here or elsewhere in this Prospectus because this Portfolio has more than three years of performance history. See the Portfolio's "Past Performance" section in this Prospectus.

         As discussed previously, the data below does not represent the past performance of any of the Portfolios or an indication of the future performance of any Portfolio or its Adviser. Consequently, potential investors should not consider this performance data as an indication of the future performance of any Portfolio of the Trust or of its Adviser. The summary performance chart below is provided for ease of reference only. Please see the "The Advisers" section of this Prospectus beginning on page 73 for a more detailed discussion and explanation of the information summarized below.

         As noted above, the performance results for the comparable funds presented below should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of each Portfolio and its comparable fund will vary. For further discussion of the comparison between the fees and expenses of each Portfolio and its comparable fund see the "Prior Experience with Comparable Fund" section relating to that Portfolio's Adviser. The performance results presented below do not reflect any Contract-related expenses and would be reduced if such charges were reflected.

Annual Rates of Return of Comparable Funds Managed by Advisers as of 12/31/02

         The name of the comparable fund managed by the Adviser or its affiliate is shown in bold below the name of its corresponding Portfolio in the Trust. The name of the benchmark is shown in italics.









                                                         Average Annual Total Return as of 12/31/02

                                                                     of Comparable Funds

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
                                                                                              Since Inception  Inception Date
                                                 1 Year          5 Year          10 Year
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------


Met/AIM Mid Cap Core Equity Portfolio -          -10.73            N/A             N/A            -1.27%           10/9/01
Class B
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
AIM Mid Cap Core Equity Fund -                   -15.99%          5.57%           10.32%            N/A
Class A shares (with sales charge)
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
AIM Mid Cap Core Equity Fund -                   -11.09%          6.77%           10.95%            N/A
Class A shares (without sales charge)
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
Russell Midcap Index                             -16.19%          2.19%           9.92%             N/A
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------


--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
Met/AIM Small Cap Growth Portfolio - Class B     -27.50%           N/A             N/A            -11.37%          10/9/01
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
AIM Small Cap Growth Fund Class A shares         -31.96%          6.45%            N/A             9.04%          10/18/95
(with sales charge)
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
AIM Small Cap Growth Fund Class A shares         -28.01%          7.66%            N/A             9.91%          10/18/95
(without sales charge)
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
Russell 2000 Index                               -20.48%         -1.36%            N/A            7.18%*
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
Russell 2000 Growth Index                        -30.26%         -6.59%                           -0.66%*

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
Harris Oakmark International Portfolio -         -18.09%           N/A             N/A            -8.33%           10/9/01
Class B
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
Oakmark International Fund - Class I Shares      -8.46%           4.85%           9.75%             N/A
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
MSCI World ex U.S. Index                         -15.80%         -2.72%           4.17%             N/A
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
MFS Research International Portfolio -           -11.80%           N/A             N/A            -14.25%          2/12/01
Class B
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
MFS Research International Fund -                -12.11%          2.41%            N/A             2.41%           1/2/97
Class A shares (with sales charge)
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
MFS Research International Fund -                -10.55%          4.20%            N/A             4.20%           1/2/97
Class A shares (without sales charge)
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
MSCI EAFE Index                                  -17.52%         -4.33%            N/A            -4.33%
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------


--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
Oppenheimer Capital Appreciation Portfolio       -24.73%           N/A             N/A            -20.74%          2/12/01
- Class B
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
Oppenheimer Capital Appreciation Fund -          -30.50%          1.09%           9.16%             N/A
Class A shares (with sales charge)
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
Oppenheimer Capital Appreciation Fund -          -26.26%          2.29%           9.81%             N/A
Class A shares (without sales charge)
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
S&P 500 Index                                    -22.10%         -0.59%           9.34%             N/A
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------


--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
PIMCO Total Return Portfolio - Class B            9.29%            N/A             N/A             8.49%           2/12/01
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
PIMCO Total Return Fund -                        10.20%           8.16%           8.30%             N/A
Institutional shares
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
Lehman Brothers Aggregate Bond Index             10.26%           7.55%           7.51%             N/A
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------


--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
PIMCO Innovation Portfolio - Class B             -50.65%           N/A             N/A            -46.83%          2/12/01
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
PIMCO Innovation Fund -                          -54.99%         -5.45%            N/A             4.98%          12/22/94
Class A shares (with sales charge)
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
PIMCO Innovation Fund                            -52.21%         -4.07%            N/A             6.09%          12/22/94
Class A shares (without sales charge)
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
S&P 500 Index                                    -22.10%         -0.59%            N/A            10.30%+

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
T. Rowe Price Mid-Cap Growth Portfolio -         -44.04%           N/A             N/A            -33.66%          2/12/01
Class B
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
T. Rowe Price Mid-Cap Growth Fund                -21.22%          4.82%           12.80%            N/A
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
Russell Midcap Growth Index                      -27.40%          1.82%           6.71%             N/A
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
S&P Mid Cap 400 Index                            -14.15%          6.41%           11.96%            N/A
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
Third Avenue Small Cap Value Portfolio -           N/A             N/A             N/A            -16.90%          5/1/02
Class B
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
Third Avenue Small Cap Value Fund                -10.89%          5.43%            N/A             7.60%           4/1/97
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
Russell 2000 Value Index                         -11.42%          2.71%            N/A             7.43%
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

*   Since 10/31/95
+   Since 1/1/95


                  FOR MORE INFORMATION

If you would like more information about a Portfolio, the following documents are available to you free upon request:

Annual/Semi-annual Reports

         Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information ("SAI")

         Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about a Portfolio, contact:

                           Met Investors Series Trust
                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                                 1-800-848-3854


Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission (`SEC"):

o  In person      Review and copy documents in the SEC's Public Reference Room in Washington, D.C.  (for information call 202-942-8090).

o  On line        Retrieve information from the EDGAR database on the SEC's
                  web site at: http://www.sec.gov.

o  By mail        Request documents, upon payment of a duplicating fee,
                  by writing to SEC, Public Reference Section, Washington, D.C.
                  20549 or by e-mailing the SEC at publicinfo@sec.gov.

                              SEC FILE # 811-10183

                                  [FRONT COVER]




                           Met Investors Series Trust

                       Met/AIM Small Cap Growth Portfolio
                       J. P. Morgan Quality Bond Portfolio
                      Lord Abbett Bond Debenture Portfolio
                     Lord Abbett Growth and Income Portfolio
                          PIMCO Total Return Portfolio
                           PIMCO Innovation Portfolio
                     Third Avenue Small Cap Value Portfolio

                                 Class A Shares

                                   Prospectus

                                   May 1, 2003

   Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has
               the Securities and Exchange Commission passed upon
                the accuracy or adequacy of this Prospectus. Any
                  representation to the contrary is a criminal
                                    offense.



                                TABLE OF CONTENTS
                                                                                                                PAGE


INTRODUCTION......................................................................................................3
------------
         Understanding the Trust..................................................................................3
         -----------------------
         Understanding the Portfolios.............................................................................3
         ----------------------------
THE PORTFOLIOS....................................................................................................6
--------------
         Investment Summary.......................................................................................6
         ------------------
                  Met/AIM Small Cap Growth Portfolio..............................................................8
                  ----------------------------------
                  J.P. Morgan Quality Bond Portfolio.............................................................13
                  ----------------------------------
                  Lord Abbett Bond Debenture Portfolio...........................................................20
                  ------------------------------------
                  Lord Abbett Growth and Income Portfolio........................................................26
                  ---------------------------------------
                  PIMCO Total Return Portfolio...................................................................30
                  ----------------------------
                  PIMCO Innovation Portfolio.....................................................................35
                  --------------------------
                  Third Avenue Small Cap Value Portfolio.........................................................40
                  --------------------------------------
         Primary Risks of Investing in the Portfolios............................................................43
         --------------------------------------------
         Additional Investment Strategies........................................................................47
         --------------------------------
         Management..............................................................................................59
         ----------
                  The Manager....................................................................................59
                  -----------
                  The Advisers...................................................................................61
                  ------------
YOUR INVESTMENT..................................................................................................66
---------------
         Shareholder Information.................................................................................66
         -----------------------
         Dividends, Distributions and Taxes......................................................................67
         ----------------------------------
         Sales and Purchases of Shares...........................................................................68
         -----------------------------
FINANCIAL HIGHLIGHTS.............................................................................................70
--------------------
FOR MORE INFORMATION.....................................................................................Back Cover


         INTRODUCTION

     Understanding the Trust

         Met Investors Series Trust (the "Trust") is an open-end management investment company that offers a selection of twenty-one managed investment portfolios or mutual funds, only seven of which are offered through this Prospectus (the "Portfolios"). Each of the seven Portfolios described in this Prospectus has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio.

Investing Through a Variable Insurance Contract

         Class A shares of the Portfolios are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts (collectively, "Contracts") and to qualified pension and profit sharing plans (each a "Plan," collectively, the "Plans").

         As a Contract owner or Plan participant, your premium payments are allocated to one or more of the Portfolios in accordance with your Contract or Plan.

         A particular Portfolio of the Trust may not be available under the Contract or Plan you have chosen. The prospectus or disclosure document for the Contracts or Plans shows the Portfolios available to you. Please read this Prospectus carefully before selecting a Portfolio. It provides information to assist you in your decision. If you would like additional information about a Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

         Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same investment advisers. The Portfolios in this Prospectus are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolios, different fees, and different asset sizes.

[SIDE BAR:

         Please see the Contracts prospectus or Plan disclosure document that accompanies this Prospectus for a detailed explanation of your Contract or Plan.]

                  Understanding the Portfolios

         After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio, including information about its investment objective, principal investment strategy, primary risks, fees and expenses and past performance.

         Each of the Portfolios falls into one of two categories of funds. A particular type of Portfolio may be more appropriate for you depending upon your investment needs. Please see the Risk/Reward spectrum on the next page which lists the Portfolios in order of risk/reward from highest to lowest.

Description of Types of Funds:

Equity Funds

         Although they may involve more risk, historically, equity securities such as common stocks have offered higher returns than bonds or other investments over the long term. A domestic equity fund principally invests in equity securities of U.S. companies and may also, to a minor extent, invest in securities of companies located outside the United States. An international equity fund principally invests in the equity securities of companies located outside the United States.

Fixed Income Funds

         Fixed income securities are securities that pay a specified rate of return. Historically, fixed income funds are not as volatile as equity funds. These funds may lend stability to a portfolio made up primarily of stocks.



Before you choose a Portfolio, please consider...
                                                                                                                          Higher


                                                                                                                       Risk/Reward



All of the Portfolios involve risk, but there is also the                       PIMCO Innovation Portfolio
potential for reward. You can lose money - and you can make money. The
Portfolios are structured so that each offers a different degree of risk and reward than others.
Notice the scale at the right.  It covers, in the opinion of the
Portfolios' Manager, the full spectrum of risk/ reward of the                   Met/AIM Small Cap Growth Portfolio
Portfolios described in this Prospectus. Please note that the scale is for illustration purposes only and is not meant to convey the precise degree of difference in risk/reward among the Portfolios.

What risk/reward level is for you? Ask yourself the following:                  Third Avenue Small Cap Value Portfolio

         How well do I handle fluctuations in my account value? The higher a
     Portfolio is on the risk/ reward spectrum, the more its price is likely to move up and down on a day to day
     basis.  If this makes you uncomfortable, you may prefer an                  Lord Abbett Growth and Income Portfolio
     investment at the lower end of the scale that may not
     fluctuate in price as much.

         Am I looking for a higher rate of return? Generally, the higher the potential return, the higher the risk. If you find the potential to make money is worth the possibility of losing more, then a Portfolio at the higher end of the spectrum may be right for you.



                                                                                  Lord Abbett Bond Debenture Portfolio


A final note: These Portfolios are designed for long-term investment.
                                                                                  PIMCO Total Return Portfolio





                                                                                 J.P. Morgan Quality Bond Portfolio       Lower


                                                                                                                         Risk/Reward


THE PORTFOLIOS

     Investment Summary

Each Portfolio's summary discusses the following :

o        Investment Objective

                  What is the Portfolio's investment goal?

o        Principal Investment Strategy

                  How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

o        Primary Risks

                  What are the specific risks of investing in the Portfolio?

o        Past Performance

                  How well has the Portfolio performed over time?

o        Fees and Expenses

                  What is the cost of investing in the Portfolio?

         [SIDE BAR: Each Portfolio in this Prospectus is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. Each Portfolio strives to reach its stated investment objective, which can be changed without shareholder approval. As with all mutual funds, there is no guarantee that a Portfolio will achieve its investment objective.

         In addition to its principal investment strategy, each Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in the Investment Summary section of the Prospectus. These other securities and investment techniques and practices in which a Portfolio may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus.

         [SIDE BAR: A Portfolio's Adviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive fixed income yield opportunities, when the issuer's investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions, or for other investment reasons.]

         Following the Investment Summary is the section entitled "Primary Risks of Investing in the Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments.

         The SAI provides more detailed information regarding the various types of securities that a Portfolio may purchase and certain investment techniques and practices of its Adviser.

         The Contracts may be sold by banks. An investment in a Portfolio of the Trust through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

[Left Side:]

                             Met/AIM Small Cap Growth Portfolio


Investment Objective:

         Long-term growth of capital.

Principal Investment Strategy:

         The Portfolio seeks to meet its objective by investing, normally, at least 80% of its net assets in securities of small-cap companies. In complying with this 80% investment requirement, the Portfolio will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Portfolio considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month, within the range of market capitalizations of companies included in the Russell 2000 Index.

         The Portfolio may invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, outside of the range of market capitalizations of companies included in the Russell 2000 Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The Portfolio may also invest up to 25% of its total assets in foreign securities.

         In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the Portfolio, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 43, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Market capitalization risk

o        Investment style risk

o        Foreign investment risk


Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period October 9, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on January 3, 2002. Although Class B shares are not offered by this Prospectus, the annual returns for Class A and Class B are substantially similar because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses.

         The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                      Year-by-Year Total Return as of 12/31

                      ------------------------------
                                 -27.50%





                                    02
                      ------------------------------

                         High Quarter: 4th - 2002 +5.25%
                         Low Quarter: 3rd - 2002 -18.43%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02, as applicable, with the Russell 2000 Index and the Russell 2000 Growth Index. The Russell 2000 Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index which represent approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

        -----------------------------------------------------------------------
                                                Average Annual Total
                                                Return as of 12/31/02
                                                                   Since
                                                       1 Year      Inception


                     Class A                            ---         -27.00%
                     Class B                          -27.50%       -11.37%
                     Russell 2000 Index               -20.48%       -4.45%*
                     Russell 2000 Growth Index        -30.26*       -8.75%*
        ----------------- -------------- ------------- ------------------------
                           * Index performance is from 10/9/01.


         For information on A I M Capital Management, Inc.'s prior performance with a comparable fund, see page 62 .


[SIDE BAR:

         Portfolio Management:

o        A I M Capital Management, Inc.
         see page 61

o        For financial highlights
         see page 71]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

    ---------------------------------- -----------------------------------
                                                    Class A
    ---------------------------------- -----------------------------------
    ---------------------------------- -----------------------------------
    Management Fee                                   0.90%
    ---------------------------------- -----------------------------------
    ---------------------------------- -----------------------------------
    12b-1 Fees                                        None
    ---------------------------------- -----------------------------------
    ---------------------------------- -----------------------------------
    Other Expenses                                   1.20%
    ---------------------------------- -----------------------------------
    ---------------------------------- -----------------------------------
    Total Annual Portfolio Operating                 2.10%
    Expenses Before Expense Waiver/
    Reimbursement
    ---------------------------------- -----------------------------------
    ---------------------------------- -----------------------------------
    Contractual Expense                              1.05%
    Waiver/Reimbursement*
    ---------------------------------- -----------------------------------
    ---------------------------------- -----------------------------------
    Total Annual Portfolio Operating                 1.05%
    Expenses After Expense Waiver/
    Reimbursement
    ---------------------------------- -----------------------------------
* Met Investors Advisory LLC (the "Manager") and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A shares of the Portfolio will not exceed 1.05% for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

    ---------------------------------- ----------------------------------------
                                                       Class A
    ---------------------------------- ----------------------------------------
    ---------------------------------- ----------------------------------------
    1 Year                                              $108
    ---------------------------------- ----------------------------------------
    ---------------------------------- ----------------------------------------
    3 Years                                             $561
    ---------------------------------- ----------------------------------------
    ---------------------------------- ----------------------------------------
    5 Years                                            $1,041
    ---------------------------------- ----------------------------------------
    ---------------------------------- ----------------------------------------
    10 Years                                           $2,366
    ---------------------------------- ----------------------------------------

[Left Side:]

                   J.P. Morgan Quality Bond Portfolio


Investment Objective:

         To provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

Principal Investment Strategy:

         The Portfolio will invest at least 80% of its net assets in investment grade fixed income debt securities under normal circumstances. Investment grade securities are those rated at least BBB by Standard & Poor's Ratings Services ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's") or that are unrated and in the Adviser's opinion are of comparable quality.

         The Portfolio invests in broad sectors of the fixed income market, including U.S. Government and agency securities, corporate securities including bonds, debentures and notes, asset-backed securities and mortgage-backed and mortgage-related securities. The Adviser actively manages the Portfolio's duration, the allocation of securities across market sectors, and the selection of specific securities within sectors. Based on fundamental, economic and capital markets research, the Adviser adjusts the duration of the Portfolio in light of market conditions and the Adviser's interest rate outlook. For example, if interest rates are expected to fall, the duration may be lengthened to take advantage of the expected associated increase in bond prices. The Adviser selects specific securities which it believes are undervalued for purchase using: advanced quantitative tools, analysis of credit risk, the expertise of a dedicated trading desk, and the judgment of fixed income portfolio managers and analysts. A security is considered undervalued when its price is lower than one would expect for an investment of similar quality, duration and structural characteristics.

         Under normal market conditions, the Portfolio's duration will range between one year shorter and one year longer than the duration of the Salomon Brothers Broad Investment Grade Bond Index, the Portfolio's benchmark. Currently, the benchmark's duration is approximately 4.04 years. The maturities of the individual securities in the Portfolio may vary widely, however.

         The Portfolio may invest in obligations issued or guaranteed by the U.S. Government and backed by the full faith and credit of the United States including Treasury securities and Government National Mortgage Association ("GNMA") certificates as well as obligations issued or guaranteed by U.S. Government agencies or instrumentalities where the Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment. Some examples of agencies or instrumentalities issuing these obligations are the Federal Farm Credit System, the Federal Home Loan Banks and the Federal National Mortgage Association.

         The Portfolio may also invest in municipal obligations that have been issued on a taxable basis or that have an attractive yield excluding tax considerations.

         The Portfolio may invest up to 20% of its assets in foreign debt securities, including Eurodollar bonds and Yankee bonds and securities of foreign governments and governmental entities. The Portfolio may also invest in debt securities of issuers located in emerging market countries.

         The Portfolio may keep a portion of its assets in cash or cash equivalents such as high quality short-term debt obligations including bankers' acceptances, commercial paper, certificates of deposit, Eurodollar obligations, variable amount master demand notes and money market mutual funds. Investments in cash or similar liquid securities (cash equivalents) generally do not provide as high a return as would assets invested in other types of securities.

         The Adviser may, when consistent with the Portfolio's investment objective, use options or futures for hedging and for risk management (i.e., to adjust duration or yield curve exposure, or to establish or adjust exposure to particular securities markets, or currencies); risk management may include management of the Portfolio's exposure relative to its benchmark.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 43, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Interest rate risk

o        Credit risk

o        Foreign investment risk


         Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

         The Portfolio's investments in derivatives to manage duration, yield curve exposure, and credit and spread volatility can significantly increase the Portfolio's exposure to market risk or risk of non-performance of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risks that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor fund (Quality Bond Portfolio, a series of Cova Series Trust, which commenced operations on May 1, 1996) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001.

         The bar chart below shows you the performance of the Portfolio's Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                     Year-by-Year Total Return as of 12/31 of Each Year

------------- ----------- ----------- ------------ ----------- -----------
9.06%         8.37%       -1.54%      11.42%       7.03%       8.94%






97            98          99          00           01          02
------------- ----------- ----------- ------------ ----------- -----------

                         High Quarter: 4th - 2000 +4.59%
                         Low Quarter: 2nd -1999 - 1.46%

         The table below compares the Portfolio's Class A shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/02 with the Salomon Brothers Broad Investment Grade Bond Index, a widely recognized unmanaged market-capitalized weighted index which includes fixed-rate Treasury, government sponsored, corporate (Baa3/BBB or better) and mortgage securities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

 -------------------------------------------------------------
                      Average Annual Total Return as of 12/31/02
 ---------- -------------- ------------ --------------

                                                                  Since
                                     1 Year        5 Year       Inception

                  --------------- -------------- ------------ --------------

    Class A                           8.94%         6.75%         7.27%
    Salomon Brothers Broad
       Investment Grade Bond
       Index                         10.09%         7.52%        8.04%*

     * Index performance is from 5/1/96.

[SIDE BAR:

         Portfolio Management:

o        J.P. Morgan Investment Management Inc.
         see page 63

o        For financial highlights
         see page 73]



Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

     ----------------------------------- -----------------------------------
                                                      Class A
     ----------------------------------- -----------------------------------
     ----------------------------------- -----------------------------------
     Management Fee                                    0.53%
     ----------------------------------- -----------------------------------
     ----------------------------------- -----------------------------------
     12b-1 Fees                                         None
     ----------------------------------- -----------------------------------
     ----------------------------------- -----------------------------------
     Other Expenses                                    0.18%
     ----------------------------------- -----------------------------------
     ----------------------------------- -----------------------------------
     Total Annual Portfolio Operating                  0.71%
     Expenses Before Expense Waiver/
     Reimbursement
     ----------------------------------- -----------------------------------
     ----------------------------------- -----------------------------------
     Contractual Expense Waiver/                       0.01%
     Reimbursement*
     ----------------------------------- -----------------------------------
     ----------------------------------- -----------------------------------
     Total Annual Portfolio Operating                  0.70%
     Expenses After Expense Waiver/
     Reimbursement
     ----------------------------------- -----------------------------------
* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A shares of the Portfolio will not exceed 0.70% for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.



         Example of Portfolio Expenses

  ----------------------------------- ------------------------------------------
                                                            Class A
  ----------------------------------- ------------------------------------------
  ----------------------------------- ------------------------------------------
  1 Year                                                      $72
  ----------------------------------- ------------------------------------------
  ----------------------------------- ------------------------------------------
  3 Years                                                    $227
  ----------------------------------- ------------------------------------------
  ----------------------------------- ------------------------------------------
  5 Years                                                    $395
  ----------------------------------- ------------------------------------------
  ----------------------------------- ------------------------------------------
  10 Years                                                   $884
  ----------------------------------- ------------------------------------------

[Left Side:]

                         Lord Abbett Bond Debenture Portfolio

Investment Objective:

         To provide high current income and the opportunity for capital appreciation to produce a high total return.

Principal Investment Strategy:

         Under normal circumstances, the Portfolio invests substantially all (at least 80%) of its net assets in debt securities of various types. To pursue its goal, the Portfolio normally invests substantially all of its net assets in high yield and investment grade debt securities, but may also invest in securities convertible into common stocks. The Portfolio may invest up to 80% of its total assets in high yield/high risk debt securities (junk bonds). Debt securities normally will consist of secured debt obligations of the issuer (i.e., bonds), general unsecured debt obligations of the issuer (i.e., debentures) and debt securities which are subordinate in right of payment to other debt of the issuer. In no event will the Portfolio invest more than 10% of its gross assets at the time of investment in debt securities which are in default as to interest or principal. At least 20% of the Portfolio's assets must be invested in any combination of investment grade debt securities, U.S. Government securities and cash equivalents. The Portfolio may also invest up to 20% of its net assets in equity securities of large cap companies including common stocks, preferred stocks, convertible preferred stocks, warrants and similar instruments. The Portfolio attempts to invest in securities selling at reasonable prices in relation to the Adviser's assessment of their potential value.

         The Adviser will actively manage the Portfolio and seek unusual values, particularly in lower-rated debt securities, some of which are convertible into common stocks or have warrants attached to purchase common stocks. In selecting lower-rated bonds for investment, the Adviser does not rely upon ratings, which evaluate only the safety of principal and interest, not market value risk, and which, furthermore, may not accurately reflect an issuer's current financial condition. The Portfolio does not have any minimum rating criteria for its investments in bonds and some issuers may default as to principal and/or interest payments subsequent to the purchase of their securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, the Adviser believes that investment risk may be reduced, although there is no assurance that losses will not occur.

         The Portfolio normally invests in long-term debt securities when the Adviser believes that interest rates in the long run will decline and prices of such securities generally will be high. When the Adviser believes that long-term interest rates will rise, it may shift the Portfolio into short-term debt. Under normal circumstances, the duration of the Portfolio's debt securities will be between 3 to 7 years with an average maturity of 5 to 12 years.

         Capital appreciation may be obtained by investing in:

o debt securities when the trend of interest rates is expected to be down

o convertible debt securities or debt securities with warrants attached entitling the holder to purchase common stock

o debt securities of issuers in financial difficulties when, in the view of the Adviser, the problems giving rise to such difficulties can be successfully resolved, with a consequent improvement in the credit standing of the issuers (such investments involve corresponding risks that interest and principal payments may not be made if such difficulties are not resolved)

o equity securities


         The Portfolio may invest up to 20% of its net assets, at market value, in debt and equity securities primarily traded in foreign countries.

         The Portfolio may hold or sell any property or securities which it may obtain through the exercise of conversion rights or warrants or as a result of any reorganization, recapitalization or liquidation proceedings for any issuer of securities owned by it. In no event will the Portfolio voluntarily purchase any securities other than debt securities, if, at the time of such purchase or acquisition, the value of the property and securities, other than debt securities, in the Portfolio is greater than 20% of the value of its net assets.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 43, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Interest rate risk

o        Credit risk

o        High yield debt security risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk


Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust, which commenced operations on May 1, 1996) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001.

         The bar chart below shows you the performance of the Portfolio's Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.









                        Year-by-Year Total Return as of 12/31 of Each Year

-------------- ----------- ------------ ----------- ------------ -----------
15.63%         6.26%       3.40%        0.87%       3.76%        -0.39%






97             98          99           00          01           02
-------------- ----------- ------------ ----------- ------------ -----------

                         High Quarter: 4th -2001 + 5.85%
                         Low Quarter: 3rd -1998 - 4.31%

         The table below compares the Portfolio's Class A shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/02 with the Credit Suisse First Boston High Yield Index, which is representative of the lower rated debt (including non-convertible-preferred stocks) investments in the Portfolio; and with the Lehman Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

------------------------------------------------------------------------------
                     Average Annual Total Return as of 12/31/02
                 ----------------- ----------------- ----------- -------------

                                                                    Since
                                        1 Year         5 Year     Inception

                 ----------------- ----------------- ----------- -------------

   Class A                              -0.39%         2.75%        6.21%
   Credit Suisse First Boston           3.11%          1.44%        4.30%*
      High Yield Index
   Lehman Aggregate Bond Index          10.27%         7.54%        8.03%*
--------------------------- ----------------- ----------- ------------- ----
         * Index performance is from 5/1/96.

[SIDE BAR:

         Portfolio Management:

o        Lord, Abbett & Co. LLC
         see page 63

o        For financial highlights
         see page 75]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

    ------------------------------------ ---------------------------------
                                                     Class A
    ------------------------------------ ---------------------------------
    ------------------------------------ ---------------------------------
    Management Fee                                    0.60%
    ------------------------------------ ---------------------------------
    ------------------------------------ ---------------------------------
    12b-1 Fees                                         None
    ------------------------------------ ---------------------------------
    ------------------------------------ ---------------------------------
    Other Expenses                                    0.17%
    ------------------------------------ ---------------------------------
    ------------------------------------ ---------------------------------
    Total Annual Portfolio Operating                  0.77%
    Expenses Before Expense Waiver/
    Reimbursement
    ------------------------------------ ---------------------------------
    ------------------------------------ ---------------------------------
    Contractual Expense Waiver/                       0.02%
    Reimbursement*
    ------------------------------------ ---------------------------------
    ------------------------------------ ---------------------------------
    Total Annual Portfolio Operating                  0.75%
    Expenses After Expense Waiver/
    Reimbursement
    ------------------------------------ ---------------------------------
* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A shares of the Portfolio will not exceed 0.75% for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

---------------------------------------- --------------------------------------
                                                        Class A
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
1 Year                                                    $77
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
3 Years                                                  $245
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
5 Years                                                  $427
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
10 Years                                                 $955
---------------------------------------- --------------------------------------

[Left Side:]
                      Lord Abbett Growth and Income Portfolio


Investment Objective:

         To achieve long-term growth of capital and income without excessive fluctuation in market value.

Principal Investment Strategy:

         To pursue this objective, the Portfolio primarily purchases equity securities of large, seasoned, U.S. and multinational companies that the Adviser believes are undervalued. The Portfolio may invest in equity securities such as common stocks, convertible bonds, convertible preferred stocks and warrants and similar instruments. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies with market capitalizations of at least $5 billion at the time of purchase. This market capitalization may vary in response to changes in the markets.

         In selecting investments, the Portfolio attempts to invest in securities selling at reasonable prices in relation to the Adviser's assessment of their potential value. While there is the risk that an investment may never reach what the Adviser believes is its full value or may go down in value, the Adviser's emphasis on large, seasoned company value stocks may limit the Portfolio's downside risk because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be less volatile than the stocks of smaller companies.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 43, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Market capitalization risk

o        Investment style risk


Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor funds managed by the Adviser using the same investment objective and strategy as the Portfolio. On January 8, 1999 substantially all of the assets of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. were transferred to the Lord Abbett Growth and Income Portfolio, a series of Cova Series Trust. The assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Portfolio on February 12, 2001. The performance shown below for the Portfolio's Class A shares is the historical performance of the Lord Abbett Growth and Income Portfolio of Cova Series Trust (from January 8, 1999 through February 11, 2001) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999. The bar chart below shows you the performance of the Portfolio's Class A shares for the last ten calendar years. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.



                         Year-by-Year Total Return as of 12/31 of Each Year

------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- ------------

14.82%        2.78%       29.82%     19.45%      24.31%     12.87%      16.56%     14.68%      -5.77%     -17.95%






93            94          95         96          97         98          99         00          01         02
------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- ------------

                        High Quarter: 3rd - 1997 + 14.13%
                        Low Quarter: 3rd - 2002 - 19.80%

         The table below compares the Portfolio's Class A shares' average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/02 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large - and medium - sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

 ---------------------------------------------------------------------------
    Average Annual Total Return as of 12/31/02
                                       1 Year        5 Year       10 Year
                                       ------        ------       -------

                                   --------------- ------------ ------------
 Class A                           -17.95%         3.14%        10.28%
 S&P 500 Index                     -22.10%         -0.59%       9.34%
 --------------------------------- --------------- ------------ ------------


[SIDE BAR:

         Portfolio Management:

o        Lord, Abbett & Co. LLC
         see page 63

o        For financial highlights
         see page 77]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

    ------------------------------ --------------------------------
                                               Class A
    ------------------------------ --------------------------------
    ------------------------------ --------------------------------
    Management Fee                              0.58%
    ------------------------------ --------------------------------
    ------------------------------ --------------------------------
    12b-1 Fees                                  None
    ------------------------------ --------------------------------
    ------------------------------ --------------------------------
    Other Expenses                              0.09%
    ------------------------------ --------------------------------
    ------------------------------ --------------------------------
    Total Annual Portfolio                      0.67%
    Operating Expenses
    ------------------------------ --------------------------------


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

------------------------------------- ---------------------------------------
                                                       Class A
 -------------------------------------- ---------------------------------------
 -------------------------------------- ---------------------------------------
 1 Year                                                  $69
 -------------------------------------- ---------------------------------------
 -------------------------------------- ---------------------------------------
 3 Years                                                 $215
 -------------------------------------- ---------------------------------------
 -------------------------------------- ---------------------------------------
 5 Years                                                 $374
 -------------------------------------- ---------------------------------------
 -------------------------------------- ---------------------------------------
 10 Years                                                $837

[Left Side:]

                            PIMCO Total Return Portfolio


Investment Objective:

         The Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

Principal Investment Strategy:

         The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Adviser's forecast for interest rates.

         The Portfolio invests primarily in investment grade debt securities, U.S. Government securities and commercial paper and other short-term obligations. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

         The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. In addition, the Portfolio may engage in forward commitments, when-issued and delayed delivery securities transactions. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 43, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Interest rate risk

o        Credit risk

o        Foreign investment risk

         Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

         The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on May 1, 2001. Although Class B shares are not offered by this Prospectus, the annual returns for Class A and Class B are substantially similar because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses.

         The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                      Year-by-Year Total Return as of 12/31

                              ------------------------------
                                          9.29%





                                           02
                              ------------------------------

                         High Quarter: 3rd - 2002 +3.65%
                          Low Quarter: 1st - 2002 0.00%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02 with the Lehman Brothers Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

        -------------------------------------------------------------------
                                                       Average Annual
        Total
                                                       Return as of
        12/31/02
                                                        Since
                   1 Year Inception


        Class A                           9.57%         9.79%
        Class B                           9.29%         8.49%
        Lehman Brothers Aggregate        10.27%         8.75%*
           Bond Index
        ----------------------------- -------------- ------------- --------
              * Index performance is from 2/28/01.


         For information on Pacific Investment Management Company LLC's prior performance with a comparable fund, see page 64.

[SIDE BAR:

         Portfolio Management:

o Pacific Investment Management Company LLC see page 63

o        For financial highlights see page 79]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

   -------------------------------------- ----------------------------------
                                                       Class A
   -------------------------------------- ----------------------------------
   -------------------------------------- ----------------------------------
   Management Fee                                       0.50%
   -------------------------------------- ----------------------------------
   -------------------------------------- ----------------------------------
   12b-1 Fees                                           None
   -------------------------------------- ----------------------------------
   -------------------------------------- ----------------------------------
   Other Expenses                                       0.15%
   -------------------------------------- ----------------------------------
   -------------------------------------- ----------------------------------
   Total Annual Portfolio Operating                     0.65%
   Expenses
   -------------------------------------- ----------------------------------


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

------------------------------------- -----------------------------------------
                                                      Class A
------------------------------------- -----------------------------------------
------------------------------------- -----------------------------------------
1 Year                                                  $67
------------------------------------- -----------------------------------------
------------------------------------- -----------------------------------------
3 Years                                                 $209
------------------------------------- -----------------------------------------
------------------------------------- -----------------------------------------
5 Years                                                 $363
------------------------------------- -----------------------------------------
------------------------------------- -----------------------------------------
10 Years                                                $812
------------------------------------- -----------------------------------------

[Left Side:]

                           PIMCO Innovation Portfolio

Investment Objective:

         The Portfolio seeks capital appreciation; no consideration is given to income.

Principal Investment Strategy:

         The Portfolio seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Portfolio identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies) and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and/or service of technological products. Although the Portfolio emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

         The Adviser selects stocks for the Portfolio using a "growth" style. The Adviser seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the Adviser seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems.

         The Portfolio may invest a substantial portion of its assets in the securities of smaller capitalization companies with total assets in excess of $200 million and may invest in initial public offerings (IPOs). The Portfolio may invest up to 35% of its assets in foreign equity securities, including American Depositary Receipts, and may invest in securities of emerging market countries.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 43, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk

         Because the Portfolio concentrates its investments in companies which utilize innovative technologies, it is subject to risks particularly affecting those companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories.

         In addition to other risks, a fund that invests a substantial portion of its assets in related industries (or "sectors") may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

         Investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 1, 2001 through December 31, 2002 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on May 1, 2001. Although Class B shares are not offered by this Prospectus, the annual returns for Class A and Class B are substantially similar because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses.

         The bar chart below shows you the performance of the Portfolio's Class B shares for the full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                      Year-by-Year Total Return as of 12/31

                         ------------------------------
                                    -50.65%





                                      02
                         ------------------------------

                          High Quarter: 4th - 2002 +21.12%
                          Low Quarter: 3rd - 2002 -34.81%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/02 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

 -----------------------------------------------------------------------------
                                                Average Annual Total
                                                Return as of 12/31/02
                                                            Since
                                             1 Year         Inception


            Class A                          -50.49%       -43.98%
            Class B                          -50.65%       -46.83%
            S&P 500 Index                    -22.10%       -15.81%*
 ----------------------- -------------- ------------- ------------------------
       * Index performance is from 2/28/01.


         For information on PIMCO Equity Advisors LLC's prior performance with a comparable fund, see page 65.

[SIDE BAR:

         Portfolio Management:

o        PIMCO Equity Advisors LLC
         see page 64

o        For financial highlights
         see page 81]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expenses and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

   ----------------------------------- --------------------------------
                                                   Class A
   ----------------------------------- --------------------------------
   ----------------------------------- --------------------------------
   Management Fee                                   0.95%
   ----------------------------------- --------------------------------
   ----------------------------------- --------------------------------
   12b-1 Fees                                       None
   ----------------------------------- --------------------------------
   ----------------------------------- --------------------------------
   Other Expenses                                   0.68%
   ----------------------------------- --------------------------------
   ----------------------------------- --------------------------------
   Total Annual Portfolio Operating                 1.63%
   Expenses Before Expense Waiver/
   Reimbursement
   ----------------------------------- --------------------------------
   ----------------------------------- --------------------------------
   Contractual Expense Waiver/                      0.53%
   Reimbursement*
   ----------------------------------- --------------------------------
   ----------------------------------- --------------------------------
   Total Annual Portfolio Operating                 1.10%
   Expenses After Expense Waiver/
   Reimbursement
   ----------------------------------- --------------------------------
* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A shares of the Portfolio will not exceed 1.10% for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.



Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

   ------------------------------- ---------------------------------------------
                                                           Class A
   ------------------------------- ---------------------------------------------
   ------------------------------- ---------------------------------------------
   1 Year                                                    $113
   ------------------------------- ---------------------------------------------
   ------------------------------- ---------------------------------------------
   3 Years                                                   $466
   ------------------------------- ---------------------------------------------
   ------------------------------- ---------------------------------------------
   5 Years                                                   $842
   ------------------------------- ---------------------------------------------
   ------------------------------- ---------------------------------------------
   10 Years                                                 $1,900
   ------------------------------- ---------------------------------------------

[Left Side:]
                            Third Avenue Small Cap Value Portfolio

Investment Objective:

         The Portfolio seeks long-term capital appreciation.

Principal Investment Strategy:

         The Portfolio seeks to achieve its objective by acquiring common stocks of well-financed small companies at a substantial discount to what the Adviser believes is their true value. Under normal circumstances, the Portfolio expects to invest as least 80% of its net assets in equity securities of small companies. The Portfolio considers a "small company" to be one whose market capitalization is no greater than nor less than the range of capitalizations of companies in the Russell 2000 Index or the S&P Small Cap 600 Index at the time of the investment. The Portfolio may continue to hold or buy additional stock in a company that exceeds this range if the stock remains attractive.

         The Portfolio adheres to a strict value discipline in selecting investments. The Portfolio's Adviser identifies investment opportunities through intensive research of individual companies and generally does not focus on stock market conditions and other macro factors. For these reasons, the Portfolio may seek investments in the securities of companies in industries that are temporarily depressed. The Portfolio follows a strategy of "buy and hold." The Portfolio will generally sell an investment only when there has been a fundamental change in the business or capital structure of the company which significantly affects the investment's inherent value or when the Adviser believes that the market value of an investment is overpriced relative to its intrinsic value.

         The Portfolio is non-diversified, which means that the Portfolio may have fewer investments than diversified mutual funds of comparable size.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 43, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Market capitalization risk

o        Investment style risk

         In addition, because the Portfolio may invest in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

Past Performance:

         The Portfolio commenced operations on April 30, 2002. As a result, it does not have a significant operating history. For performance information for the period ended December 31, 2002, see "Financial Highlights" on page 83. For information on Third Avenue Management LLC's prior performance with a comparable fund, see page 66.

[SIDE BAR:

         Portfolio Management:

o        Third Avenue Management LLC
         see page 65]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2002 as adjusted to reflect current expenses and expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

   --------------------------------------------------- -------------------------
                                                                 Class A
   --------------------------------------------------- -------------------------
   --------------------------------------------------- -------------------------
   Management Fee                                                 0.75%
   --------------------------------------------------- -------------------------
   --------------------------------------------------- -------------------------
   12b-1 Fees                                                     None
   --------------------------------------------------- -------------------------
   --------------------------------------------------- -------------------------
   Other Expenses                                                 1.32%
   --------------------------------------------------- -------------------------
   --------------------------------------------------- -------------------------
   Total Annual Portfolio Operating Expenses Before               2.07%
   Expense Waiver/ Reimbursement
   --------------------------------------------------- -------------------------
   --------------------------------------------------- -------------------------
   Contractual Expense Waiver/ Reimbursement*                     1.07%
   --------------------------------------------------- ------------------------
   --------------------------------------------------- -------------------------
   Total Annual Portfolio Operating Expenses After                1.00%
   Expense Waiver/ Reimbursement
   --------------------------------------------------- -------------------------
* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A shares of the Portfolio will not exceed 1.00% for the period ended April 30, 2004 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2004. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

    ------------------------------------ ---------------------------------------
                                                              Class A
    ------------------------------------ ---------------------------------------
    ------------------------------------ ---------------------------------------
    1 Year                                                      $103
    ----------------------------------- ---------------------------------------
    ------------------------------------ ---------------------------------------
    3 Years                                                     $550
    ----------------------------------- ---------------------------------------
    ------------------------------------ ---------------------------------------
    5 Years                                                    $1,024
    ------------------------------------ ---------------------------------------
    ------------------------------------ ---------------------------------------
    10 Years                                                   $2,333
    ------------------------------------ ---------------------------------------

         Primary Risks of Investing in the Portfolios


         One or more of the following primary risks may apply to your Portfolio. Please see the Investment Summary for your particular Portfolio to determine which risks apply and for a discussion of other risks that may apply to the Portfolio. Please note that there are many other circumstances that could adversely affect your investment and prevent a Portfolio from its objective, which are not described here.

Market Risk

         A Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by a Portfolio's Adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Portfolio could also miss attractive investment opportunities if its Adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the Adviser overweights fixed income markets or industries where there are significant declines.

         Stocks purchased in initial public offerings (IPOs) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio's shares.

Interest Rate Risk

         The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If your Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

         Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

Credit Risk

         The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

High Yield Debt Security Risk

         High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A Portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a Portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a Portfolio's Adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

         You should understand that high yield securities are not generally meant for short-term investing. When a Portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

Foreign Investment Risk

         Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

o Foreign markets may be less liquid and more volatile than U.S. markets.

o Foreign securities often trade in currencies other than the U.S. dollar, and a Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Portfolio's foreign currency or securities holdings.

o Costs of buying, selling and holding foreign securities,  including brokerage,
tax  and  custody  costs,   may  be  higher  than  those  involved  in  domestic
transactions.

Market Capitalization Risk

         Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

         Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other funds that employ a different investment style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

         Additional Investment Strategies

         In addition to the principal investment strategies discussed in each individual Portfolio's Investment Summary, a Portfolio, as indicated in the chart below, may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. The SAI provides a more detailed discussion of certain of these and other securities and indicates if a Portfolio is subject to any limitations with respect to a particular investment strategy. These strategies and techniques may involve risks. Although a Portfolio that is not identified below in connection with a particular strategy or technique generally has the ability to engage in such a transaction, its Adviser currently intends to invest little, if any, of the Portfolio's assets in that strategy or technique. (Please note that some of these strategies may be a principal investment strategy for a particular Portfolio and consequently are also described in that Portfolio's Investment Summary.) The Portfolios are not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus.





     ------------------------ -------------- -------------- ---------------- -----------------
                                 Met/AIM      J.P. Morgan     Lord Abbett      Lord Abbett
                                Small Cap    Quality Bond        Bond           Growth and
                                 Growth        Portfolio       Debenture          Income
                                Portfolio                      Portfolio        Portfolio
     ------------------------ -------------- -------------- ---------------- -----------------
     ------------------------ -------------- -------------- ---------------- -----------------

     Brady Bonds                                   X
     ------------------------ -------------- -------------- ---------------- -----------------
     ------------------------ -------------- -------------- ---------------- -----------------
     Collateralized                                X               X
     Mortgage Obligations

     ------------------------ -------------- -------------- ---------------- -----------------
     ------------------------ -------------- -------------- ---------------- -----------------
     Convertible Securities         X              X               X                X
     ------------------------ -------------- -------------- ---------------- -----------------
     ------------------------ -------------- -------------- ---------------- -----------------
     Depositary Receipts            X                              X                X
                              -------------- -------------- ---------------- -----------------
     ------------------------ -------------- -------------- ---------------- -----------------
     Derivatives:
     Options                        X              X
     Futures                        X              X
     ------------------------ -------------- -------------- ---------------- -----------------
     Direct Participation                          X
     in Corporate Loans
     ------------------------ -------------- -------------- ---------------- -----------------
     ------------------------ -------------- -------------- ---------------- -----------------
     Dollar Roll                                   X
     Transactions
     ------------------------ -------------- -------------- ---------------- -----------------
     ------------------------ -------------- -------------- ---------------- -----------------
     Foreign Currency                              X
     Transactions
     ------------------------ -------------- -------------- ---------------- -----------------
     ------------------------ -------------- -------------- ---------------- -----------------
     Foreign Debt Securities                       X               X
     ------------------------ -------------- -------------- ---------------- -----------------
     ------------------------ -------------- -------------- ---------------- -----------------
     Foreign Equity                 X                                               X
     Securities
     ------------------------ -------------- -------------- ---------------- -----------------
     ------------------------ -------------- -------------- ---------------- -----------------
     Forward Commitments,                          X               X
     When-Issued and
     Delayed Delivery
     Securities

     ------------------------ -------------- -------------- ---------------- -----------------
     ------------------------ -------------- -------------- ---------------- -----------------
     High Quality                   X              X               X
     Short-Term Debt
     Obligations including
     Bankers' Acceptances,
     Commercial Paper and
     Certificates of
     Deposit issued or
     guaranteed by Bank
     Holding Companies in
     the U.S., their
     Subsidiaries and
     Foreign Branches or of
     the World Bank;
     Variable Amount Master
     Demand Notes and
     Variable Rate Notes
     issued by U.S. and
     Foreign Corporations
     ------------------------ -------------- -------------- ---------------- -----------------
     ------------------------ -------------- -------------- ---------------- -----------------
     High Yield/High Risk                                          X
     Debt Securities

     ------------------------ -------------- -------------- ---------------- -----------------
     ------------------------ -------------- -------------- ---------------- -----------------
     Hybrid Instruments                            X
     ------------------------ -------------- -------------- ---------------- -----------------
     ------------------------ -------------- -------------- ---------------- -----------------
     Illiquid  and                                 X
     Restricted Securities
     ------------------------ -------------- -------------- ---------------- -----------------
     ------------------------ -------------- -------------- ---------------- -----------------
     Indexed Securities
     ------------------------ -------------- -------------- ---------------- -----------------
     ------------------------ -------------- -------------- ---------------- -----------------
     Interest Rate                                 X
     Transactions

     ------------------------ -------------- -------------- ---------------- -----------------
     ------------------------ -------------- -------------- ---------------- -----------------
     Investment Grade Debt                         X               X
     Securities

     ------------------------ -------------- -------------- ---------------- -----------------
     ------------------------ -------------- -------------- ---------------- -----------------
     Investments in Other
     Investment Companies
     including Passive
     Foreign Investment
     Companies

     ------------------------ -------------- -------------- ---------------- -----------------
     ------------------------ -------------- -------------- ---------------- -----------------
     Mortgage-backed                               X               X
     Securities, including
     GNMA Certificates,
     Mortgage-backed Bonds

     ------------------------ -------------- -------------- ---------------- -----------------
     ------------------------ -------------- -------------- ---------------- -----------------
     Municipal Securities                          X
     ------------------------ -------------- -------------- ---------------- -----------------
     ------------------------ -------------- -------------- ---------------- -----------------
     Non-mortgage                                  X
     Asset-backed Securities

     ------------------------ -------------- -------------- ---------------- -----------------
     ------------------------ -------------- -------------- ---------------- -----------------
     PIK (pay-in-kind)                             X               X
     Debt Securities and
     Zero-Coupon Bonds

     ------------------------ -------------- -------------- ---------------- -----------------
     ------------------------ -------------- -------------- ---------------- -----------------
     Preferred Stocks               X              X               X                X
     ------------------------ -------------- -------------- ---------------- -----------------
     ------------------------ -------------- -------------- ---------------- -----------------
     Real Estate Investment         X                              X
     Trusts
     ------------------------ -------------- -------------- ---------------- -----------------
     ------------------------ -------------- -------------- ---------------- -----------------
     Repurchase Agreements                         X               X                X
     ------------------------ -------------- -------------- ---------------- -----------------
     ------------------------ -------------- -------------- ---------------- -----------------
     Reverse Repurchase                            X               X                X
     Agreements
     ------------------------ -------------- -------------- ---------------- -----------------
     ------------------------ -------------- -------------- ---------------- -----------------
     Rights and Warrants                                           X                X
     ------------------------ -------------- -------------- ---------------- -----------------
     ------------------------ -------------- -------------- ---------------- -----------------
     Securities Loans               X              X               X                X
     ------------------------ -------------- -------------- ---------------- -----------------
     ------------------------ -------------- -------------- ---------------- -----------------
     Short Sales
     (Against the Box)
     ------------------------ -------------- -------------- ---------------- -----------------
     ------------------------ -------------- -------------- ---------------- -----------------
     U.S. Government
     Securities                    X              X                X
     ------------------------ -------------- -------------- ---------------- -----------------





     ------------------------ ---------------- -------------- --------------
                                PIMCO Total        PIMCO      Third Avenue
                                  Return        Innovation      Small Cap
                                 Portfolio       Portfolio        Value
                                                                Portfolio
     ------------------------ ---------------- -------------- --------------
     ------------------------ ---------------- -------------- --------------

     Brady Bonds                     X
     ------------------------ ---------------- -------------- --------------
     ------------------------ ---------------- -------------- --------------
     Collateralized                  X                              X
     Mortgage Obligations

     ------------------------ ---------------- -------------- --------------
     ------------------------ ---------------- -------------- --------------
     Convertible Securities                                         X
     ------------------------ ---------------- -------------- --------------
     ------------------------ ---------------- -------------- --------------
     Depositary Receipts                             X              X
                              ---------------- -------------- --------------
     ------------------------ ---------------- -------------- --------------
     Derivatives:
     Options                         X               X
     Futures                         X
     ------------------------ ---------------- -------------- --------------
     Direct Participation            X
     in Corporate Loans
     ------------------------ ---------------- -------------- --------------
     ------------------------ ---------------- -------------- --------------
     Dollar Roll                     X
     Transactions
     ------------------------ ---------------- -------------- --------------
     ------------------------ ---------------- -------------- --------------
     Foreign Currency                X                              X
     Transactions
     ------------------------ ---------------- -------------- --------------
     ------------------------ ---------------- -------------- --------------
     Foreign Debt Securities         X
     ------------------------ ---------------- -------------- --------------
     ------------------------ ---------------- -------------- --------------
     Foreign Equity                                  X              X
     Securities
     ------------------------ ---------------- -------------- --------------
     ------------------------ ---------------- -------------- --------------
     Forward Commitments,            X
     When-Issued and
     Delayed Delivery
     Securities

     ------------------------ ---------------- -------------- --------------
     ------------------------ ---------------- -------------- --------------
     High Quality                    X
     Short-Term Debt
     Obligations including
     Bankers' Acceptances,
     Commercial Paper and
     Certificates of
     Deposit issued or
     guaranteed by Bank
     Holding Companies in
     the U.S., their
     Subsidiaries and
     Foreign Branches or of
     the World Bank;
     Variable Amount Master
     Demand Notes and
     Variable Rate Notes
     issued by U.S. and
     Foreign Corporations
     ------------------------ ---------------- -------------- --------------
     ------------------------ ---------------- -------------- --------------
     High Yield/High Risk            X
     Debt Securities

     ------------------------ ---------------- -------------- --------------
     ------------------------ ---------------- -------------- --------------
     Hybrid Instruments
     ------------------------ ---------------- -------------- --------------
     ------------------------ ---------------- -------------- --------------
     Illiquid  and                   X                              X
     Restricted Securities
     ------------------------ ---------------- -------------- --------------
     ------------------------ ---------------- -------------- --------------
     Indexed Securities                              X
     ------------------------ ---------------- -------------- --------------
     ------------------------ ---------------- -------------- --------------
     Interest Rate                   X
     Transactions

     ------------------------ ---------------- -------------- --------------
     ------------------------ ---------------- -------------- --------------
     Investment Grade Debt           X
     Securities

     ------------------------ ---------------- -------------- --------------
     ------------------------ ---------------- -------------- --------------
     Investments in Other                                           X
     Investment Companies
     including Passive
     Foreign Investment
     Companies

     ------------------------ ---------------- -------------- --------------
     ------------------------ ---------------- -------------- --------------
     Mortgage-backed                 X                              X
     Securities, including
     GNMA Certificates,
     Mortgage-backed Bonds

     ------------------------ ---------------- -------------- --------------
     ------------------------ ---------------- -------------- --------------
     Municipal Securities            X
     ------------------------ ---------------- -------------- --------------
     ------------------------ ---------------- -------------- --------------
     Non-mortgage                    X
     Asset-backed Securities

     ------------------------ ---------------- -------------- --------------
     ------------------------ ---------------- -------------- --------------
     PIK (pay-in-kind)               X
     Debt Securities and
     Zero-Coupon Bonds

     ------------------------ ---------------- -------------- --------------
     ------------------------ ---------------- -------------- --------------
     Preferred Stocks                                               X
     ------------------------ ---------------- -------------- --------------
     ------------------------ ---------------- -------------- --------------
     Real Estate Investment                                         X
     Trusts
     ------------------------ ---------------- -------------- --------------
     ------------------------ ---------------- -------------- --------------
     Repurchase Agreements           X               X              X
     ------------------------ ---------------- -------------- --------------
     ------------------------ ---------------- -------------- --------------
     Reverse Repurchase              X
     Agreements
     ------------------------ ---------------- -------------- --------------
     ------------------------ ---------------- -------------- --------------
     Rights and Warrants
     ------------------------ ---------------- -------------- --------------
     ------------------------ ---------------- -------------- --------------
     Securities Loans                X               X              X
     ------------------------ ---------------- -------------- --------------
     ------------------------ ---------------- -------------- --------------
     Short Sales                     X
     (Against the Box)
     ------------------------ ---------------- -------------- --------------
     ------------------------ ---------------- -------------- --------------
     U.S. Government
     Securities                      X                              X
     ------------------------ ---------------- -------------- --------------


         Brady Bonds. Brady Bonds are collateralized or uncollateralized fixed income securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady Bonds have been issued only recently and, accordingly do not have a long payment history. These securities are subject to credit risk and interest rate risk.

         Collateralized Mortgage Obligations (CMOs). CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs may be issued or guaranteed by the U.S. Government or its agencies or instrumentalities or collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality or may be non-U.S. Government guaranteed.

         CMOs carry general fixed income securities risks, such as credit risk and interest rate risk, and risks associated with mortgage-backed securities, including prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, an Adviser may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

         Convertible Securities. Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

         Traditionally, convertible securities have paid dividends or interest rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. These securities are also subject to market risk, interest rate risk and credit risk.

         Depositary Receipts. Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

         These instruments are subject to market risk and foreign investment risk.

         Derivatives. Derivatives are used to limit risk in a Portfolio or to enhance investment return, and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

         Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

         Futures are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date.

         Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time.

         Derivatives may be used to hedge against an opposite position that a Portfolio holds. Any loss generated by the derivatives should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or result in losses or missed opportunities. In addition, derivatives that are used for hedging the Portfolio in specific securities may not fully offset the underlying positions. The counterparty to a derivatives contract also could default. Derivatives that involve leverage could magnify losses.

         Derivatives may also be used to maintain a Portfolio's exposure to the market, manage cash flows or to attempt to increase income. Using derivatives for purposes other than hedging is speculative and involves greater risks. In many foreign countries, futures and options markets do not exist or are not sufficiently developed to be effectively used by a Portfolio that invests in foreign securities.

         Direct Participation in Corporate Loans. By purchasing a loan, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

         The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

         Dollar Roll Transactions. Dollar roll transactions are comprised of the sale by the Portfolio of mortgage-based or other fixed income securities, together with a commitment to purchase similar, but not identical, securities at a future date. In addition, the Portfolio is paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Portfolio to buy a security. Dollar roll transactions are treated as borrowings for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), and the aggregate of such transactions and all other borrowings of the Portfolio (including reverse repurchase agreements) will be subject to the requirement that the Portfolio maintain asset coverage of 300% for all borrowings.

         If the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Portfolio is required to repurchase may be worth less than the security that the Portfolio originally held; and the return earned by the Portfolio with the proceeds of a dollar roll may not exceed transaction costs.

         Foreign Currency Transactions. Foreign currency transactions are entered into for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency transactions include the purchase of foreign currency on a spot (or cash) basis, contracts to purchase or sell foreign currencies at a future date (forward contracts), the purchase and sale of foreign currency futures contracts, and the purchase of exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

         These hedging transactions do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time.

         Foreign currency exchange rates may fluctuate significantly over short periods of time. A forward foreign currency exchange contract reduces the Portfolio's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currency will limit any potential gain which might be realized by the Portfolio if the value of the hedged currency increases. In the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts also involve the risk that the party with which the Portfolio enters the contract may fail to perform its obligations to the Portfolio. The purchase and sale of foreign currency futures contracts and the purchase of call and put options on foreign currency futures contracts and on foreign currencies involve certain risks associated with derivatives.

         Foreign Debt Securities. Foreign debt securities are issued by foreign corporations and governments. They may include Eurodollar obligations and Yankee bonds.

         Foreign debt securities are subject to foreign investment risk, credit risk and interest rate risk. Securities in developing countries are also subject to the additional risks associated with emerging markets.

         Foreign Equity Securities. Foreign equity securities are subject to foreign investment risk in addition to the risks applicable to domestic equity securities, such as market risk.

         Forward Commitments, When-Issued and Delayed Delivery Securities. Forward commitments, when-issued and delayed delivery securities generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolios do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.

         High Quality Short-Term Debt Obligations including Bankers' Acceptances, Commercial Paper and Certificates of Deposit issued or guaranteed by Bank Holding Companies in the U.S., their Subsidiaries and Foreign Branches or of the World Bank; Variable Amount Master Demand Notes and Variable Rate Notes issued by U.S. and Foreign Corporations.

         Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.

         Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

         These instruments are subject to credit risk, interest rate risk and foreign investment risk.

         High Yield/High Risk Debt Securities. High yield/high risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's Ratings Services ("S&P") and Ba or lower by Moody's Investors Service, Inc. ("Moody's")). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds," and "junk bonds."

         High yield/high risk debt securities are subject to high yield debt security risk as described in "Primary Risks of Investing in the Portfolios" above.

         Hybrid Instruments. Hybrid instruments are a form of a derivative and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. They are often indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity security index. Examples of hybrid instruments include debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time or preferred stock with dividend rates determined by reference to the value of a currency.

         Hybrids may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of the instrument could be zero. Hybrids can have volatile prices and limited liquidity and their use by the Portfolio may not be successful.

         Illiquid and Restricted Securities. Each Portfolio may invest a portion of its assets in restricted and illiquid securities, which are investments that the Portfolio cannot easily resell within seven days at current value or that have contractual or legal restriction on resale. Restricted securities include those which are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and are purchased directly from the issuer or in the secondary market (private placements).

         If the Portfolio buys restricted or illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value or could have difficulty valuing these holdings precisely.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Indexed Securities. A Portfolio may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of, or interest on, the instrument.

         Interest Rate Transactions. Interest rate transactions are hedging transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. They are used by a Portfolio in an attempt to protect the value of its investments from interest rate fluctuations. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser to the Portfolio enters into these transactions on behalf of the Portfolio primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio will not sell interest rate caps or floors that it does not own.

         There is the risk that the Adviser may incorrectly predict the direction of interest rates resulting in losses to the Portfolio.

         Investment Grade Debt Securities. Investment grade debt securities are securities rated in one of the four highest rating categories by S&P, Moody's or other nationally recognized rating agency. These securities are subject to interest rate risk and credit risk. Securities rated in the fourth investment category by a nationally recognized rating agency (e.g. BBB by S&P and Baa by Moody's) may have speculative characteristics.

         Investments in Other Investment Companies including Passive Foreign Investment Companies. When the Portfolio invests in another investment company, it must bear the management and other fees of the investment company, in addition to its own expenses. As a result, the Portfolio may be exposed to duplicate expenses which could lower its value. Investments in passive foreign investment companies also are subject to foreign investment risk.

         Passive foreign investment companies are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, royalties, rent, and annuities.

         Mortgage-backed Securities, including GNMA Certificates, Mortgage-backed Bonds and Stripped Mortgage-backed Securities. Mortgage-backed securities include securities backed by Ginnie Mae and Fannie Mae as well as by private issuers. These securities represent collections (pools) of commercial and residential mortgages. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

         These securities carry general fixed income security risks, such as credit risk and interest rate risk, as well as prepayment risk.

         Municipal Securities. Municipal securities are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income tax. These securities are subject to interest rate risk and credit risk.

         Non-mortgage Asset-backed Securities. Non-mortgage asset-backed securities include equipment trust certificates and interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. This means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

         The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates, and like other fixed income investments, the ability of the Portfolio to successfully use these instruments may depend in part upon the ability of an Adviser to forecast interest rates and other economic factors correctly.

         PIK (pay-in-kind) Debt Securities and Zero-Coupon Bonds. PIK debt securities are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

         Zero-coupon bonds are bonds that provide for no current interest payment and are sold at a discount. These investments pay no interest in cash to its holder during its life and usually trade at a deep discount from their face or par value. These investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Portfolio will accrue income on such investments for tax accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

         These securities are subject to credit risk and interest rate risk.

         Preferred Stocks. Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

         Preferred stocks are subject to market risk. In addition, because preferred stocks pay fixed dividends, an increase in interest rates may cause the price of a preferred stock to fall.

         Real Estate Investment Trusts. Real estate investment trusts ("REITs") are entities which invest in commercial and other real estate properties. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

         Repurchase Agreements. Repurchase agreements involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash.

         Repurchase agreements involve credit risk, i.e., the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

         Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time.

         Reverse repurchase agreements will be used primarily to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes. Reverse repurchase agreements are considered a form of borrowing by the Portfolio and, therefore, are a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.

         Rights and Warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.

         Securities Loans. For purposes of realizing additional income, a Portfolio may lend securities to broker-dealers or institutional investors approved by the Board of Trustees. All securities loans will be made pursuant to agreement requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolio an amount equal to any dividends or interest received on loaned securities. The Portfolio retains all or a portion of the interest received on investment of cash collected or receives a fee from the borrower.

         The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

         Short Sales. Short sales are sales of securities that the seller does not own. The seller must borrow the securities to make delivery to the buyer. A short sale may be uncollateralized or against-the-box. A short sale is "against-the-box" if at all times when the short position is open, the seller owns an equal amount of the securities sold short or securities convertible into, or exchanged without further consideration for, securities of the same issue as the securities sold short.

         The price of securities purchased to replace borrowed securities sold short may be greater than proceeds received in the short sale resulting in a loss to the Portfolio.

         U.S. Government Securities. U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit, like Treasury bills and GNMA certificates. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government-sponsored entities, like bonds and notes issued by the Federal Home Loan Bank, Fannie Mae, and Sallie Mae. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

         U.S. Government securities are subject to interest rate risk. Credit risk is remote.

Defensive Investments

         Under adverse market or economic conditions, a Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with a Portfolio's principal investment strategy. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objective.

Portfolio Turnover

         The Portfolios' Advisers will sell a security when they believe it is appropriate to do so, regardless of how long a Portfolio has owned that security. Buying and selling securities generally involves some expense to a Portfolio, such as commissions paid to brokers and other transaction costs. Generally speaking, the higher a Portfolio's annual portfolio turnover rate, the greater its brokerage costs. Increased brokerage costs may adversely affect a Portfolio's performance. The Portfolios, with the exception of J.P. Morgan Quality Bond Portfolio, PIMCO Total Return Portfolio and PIMCO Innovation Portfolio, generally intend to purchase securities for long-term investment and therefore will have a relatively low turnover rate. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolios. J.P. Morgan Quality Bond Portfolio, PIMCO Total Return Portfolio and PIMCO Innovation Portfolio generally will have annual turnover rates of 100% or more.

Downgrades in Fixed Income Debt Securities

         Unless required by applicable law, the Portfolios are not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after a Portfolio purchases the security.

                  Management

         The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager and Advisers are expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolios' assets by the Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

                  The Manager

         Met Investors Advisory LLC (the "Manager"), 22 Corporate Plaza Drive, Newport Beach, California 92660, has overall responsibility for the general management and administration of all of the Portfolios. The Manager selects and pays the fees of the Advisers for each of the Trust's Portfolios and monitors each Adviser's investment program. The Manager is an affiliate of Metropolitan Life Insurance Company.

         As compensation for its services to the Portfolios, the Manager receives monthly compensation at an annual rate of a percentage of' the average daily net assets of each Portfolio. The advisory fees for each Portfolio are:



-------------------------------------------------------------- ----------------------------------------------------------
Portfolio                                                      Advisory Fee
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------


Met/AIM Small Cap Growth Portfolio                             0.90%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
J.P. Morgan Quality Bond                                       0.55% of first $75 million of such assets plus 0.50% of
                                                               such assets over $75 million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord Abbett Bond Debenture Portfolio                           0.60%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord Abbett Growth and
Income Portfolio
                                                               0.60% of first
                                                               $80 million of
                                                               such assets plus
                                                               0.55% of such
                                                               assets over $80
                                                               million up to
                                                               $1.5 billion plus
                                                               0.45% of such
                                                               assets over $1.5
                                                               billion
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
PIMCO Total Return Portfolio                                   0.50%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
PIMCO Innovation Portfolio                                     0.95%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Third Avenue Small Cap Value                                   0.75%
-------------------------------------------------------------- ----------------------------------------------------------

Expense Limitation Agreement

         In the interest of limiting expenses of certain Portfolios until April 30, 2004, the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolios set forth below other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios:

Expense Limitation Provisions

------------------------------------------- ---------------------------------
                                            Total Expenses Limited to (% of
Portfolios                                         daily net assets)
------------------------------------------- ---------------------------------
Met/AIM Small Cap Growth                                 1.05%
J.P. Morgan Quality Bond                                 0.70%
Lord Abbett Bond Debenture                               0.75%
PIMCO Innovation                                         1.10%
Third Avenue Small Cap Value                             1.00%

         Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees.

         The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

                  The Advisers

         Under the terms of the agreements between each Adviser and the Manager, the Adviser will develop a plan for investing the assets of each Portfolio, select the assets to be purchased and sold by each Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. Each Adviser follows the investment policies set by the Manager and the Board of Trustees for each of the Portfolios. Day-to-day management of the investments in each Portfolio is the responsibility of the Adviser's portfolio managers. The portfolio managers of each Portfolio are indicated below following a brief description of each Adviser.

         The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new Adviser that normally is provided in a proxy statement.

         The Manager pays each Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to each of the Advisers.

A I M CAPITAL MANAGEMENT, INC. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, is the Adviser to the Met/AIM Small Cap Growth Portfolio of the Trust. AIM has acted as an investment adviser since its organization in 1986. Today, AIM, together with its affiliates, advises or manages over 190 investment portfolios, including the Portfolio, encompassing a broad range of investment objectives. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC, London, England. Total net assets under the management of AIM and its affiliates was approximately $124 billion as of December 31, 2002.

         The Adviser uses a team approach to investment management. The individual member of the team who is primarily responsible for the day-to-day management of the Portfolio is:

o Ryan E. Crane, Portfolio Manager, has been responsible for the AIM Small Cap Growth Fund since 1999 and has been associated with the Adviser and/or its affiliates since 1994.

PRIOR PERFORMANCE WITH A COMPARABLE FUND

         The Met/AIM Small Cap Growth Portfolio and the AIM Small Cap Growth Fund, which is advised by an affiliate of AIM with the same investment management team, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in October 2001, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of AIM, performance information regarding the AIM Small Cap Growth Fund is presented. Management fees paid by the AIM Small Cap Growth Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the AIM Small Cap Growth Fund, the average annual return during the periods would be lower than the numbers set forth below. This result assumes that the current management fee paid by the AIM Small Cap Growth Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of AIM Small Cap Growth Fund and the Portfolio will vary.

         The table below compares the AIM Small Cap Growth Fund's average annual compounded total returns for the 1- and 5- year periods and since inception on 10/18/95 through 12/31/02 with the Russell 2000 Index and the Russell 2000 Growth Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/02
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
                                                          1 Year                 5 Year            Since Inception
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------

AIM Small Cap Growth Fund -                               -31.96%                 6.45%                 9.04%
Class A shares (with sales charge)
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
AIM Small Cap Growth Fund -                               -28.01%                 7.66%                 9.91%
Class A shares (without sales charge)
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
Russell 2000 Index                                        -20.48%                -1.36%                 7.18%*
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
Russell 2000 Growth Index                                 -30.26%                -6.59%                -0.66%*
-------------------------------------------------- ---------------------- ---------------------- ---------------------
         *Index performance is from 10/31/95.

J.P. MORGAN INVESTMENT MANAGEMENT INC. ("J.P. Morgan"), 522 Fifth Avenue, New York, New York 10036, a wholly-owned subsidiary of J.P. Morgan Chase & Co., is the Adviser for the J.P. Morgan Quality Bond Portfolio of the Trust. The Adviser and its affiliates had over $515 billion under management as of December 31, 2002.

o Timothy H. Neumann, Managing Director of the Adviser. Mr. Neumann is the head of the Portfolio Management Group within the Fixed Income Group, which works with the Macro team and sector teams to deliver account-specific portfolio strategy. An employee since 1997, he is also responsible for the Core Product Management Team, which is the portfolio strategy team dedicated to all investment grade only accounts.

o Mark Settles, Vice President of the Adviser. Mr. Settles is a portfolio manager in the U.S. Fixed Income Group. A J.P. Morgan employee since 1994, he is responsible for central bank and global fixed income clients as well as J.P. Morgan's taxable mutual fund strategies. Mr. Settles previously spent five years trading dollar and euro-denominated fixed income products on J.P. Morgan's New York and London trading desks.

LORD, ABBETT & CO. LLC ("Lord Abbett"), 90 Hudson Street, Jersey City, New Jersey 07302, is the Adviser to the Lord Abbett Bond Debenture and Lord Abbett Growth and Income Portfolios of the Trust. Lord Abbett has been an investment manager for 70 years and as of December 31, 2002 managed approximately $48.2 billion in a family of mutual funds and other advisory accounts.

Lord Abbett Bond Debenture Portfolio

o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Christopher J. Towle, Partner of Lord Abbett, heads the team. Mr. Towle has been with Lord Abbett since 1988.


Lord Abbett Growth and Income Portfolio

o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. The portfolio management team is headed by Robert G. Morris, W. Thomas Hudson and Eli Salzman. Messrs. Morris, Hudson and Salzman, Partners of Lord Abbett, have been with Lord Abbett for more than five years.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO"), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, is the Adviser to the PIMCO Total Return Portfolio of the Trust. PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM LP"). Allianz AG ("Allianz") is the indirect majority owner of ADAM LP. Allianz is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in ADAM LP. As of December 31, 2002, PIMCO had approximately $304.6 billion in assets under management.

o A portfolio management team, led by William H. Gross, a Managing Director, the Chief Investment Officer and a founding partner of PIMCO, manages the Portfolio.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The PIMCO Total Return Portfolio and the PIMCO Total Return Fund, which is also advised by PIMCO, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of PIMCO, performance information regarding the PIMCO Total Return Fund is presented. Management fees paid by the PIMCO Total Return Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the PIMCO Total Return Fund, the average annual return during the periods would have been lower than the numbers set forth below. This result assumes that the current management fee paid by the PIMCO Total Return Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of PIMCO Total Return Fund and the Portfolio will vary.

         The table below compares the PIMCO Total Return Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/02 with the Lehman Aggregate Bond Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.


-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/02
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------
                                                           1 Year                 5 Year                10 Year

-------------------------------------------------- ----------------------- ---------------------- --------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------
PIMCO Total Return Fund -                                  10.20%                  8.16%                 8.30%
Institutional shares
-------------------------------------------------- ----------------------- ---------------------- --------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------
Lehman Aggregate Bond Index                                10.26%                  7.55%                 7.51%
-------------------------------------------------- ----------------------- ---------------------- --------------------



PIMCO EQUITY ADVISORS LLC ("PIMCO Advisors"), a subsidiary of ADAM LP, 1345 Avenue of the Americas, 50th Floor, New York, New York 10105, is the Adviser to the PIMCO Innovation Portfolio of the Trust. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2002, PIMCO Advisors had over $7.4 billion in assets under management.

o Dennis P. McKechnie, Managing Director, joined PIMCO Advisors in 1999 as a portfolio manager. From 1991 to 1999, he was a portfolio manager with Circle Investors, formerly a subsidiary of ADAM L.P.


PRIOR EXPERIENCE WITH COMPARABLE FUND

         The PIMCO Innovation Portfolio and the PIMCO Innovation Fund, which is also advised by PIMCO Advisors, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of PIMCO Advisors, performance information regarding the PIMCO Innovation Fund is presented. Management fees paid by the PIMCO Innovation Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the PIMCO Innovation Fund, the average annual return during the periods would be lower than the numbers set forth below. This result assumes that the current management fee paid by the PIMCO Innovation Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of PIMCO Innovation Fund and the Portfolio will vary.

         The table below compares the PIMCO Innovation Fund's average annual compounded total returns for the 1- and 5- year periods and since inception on 12/22/94 through 12/31/02 with the S&P 500 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/02
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
                                                          1 Year                 5 Year            Since Inception
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------

PIMCO Innovation Fund -                                   -54.99%                -5.45%                 4.98%
Class A shares (with sales charge)
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
PIMCO Innovation Fund                                     -52.21%                -4.07%                 6.09%
Class A shares (without sales charge)
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
S&P 500 Index                                             -22.10%                -0.59%                10.30%*
-------------------------------------------------- ---------------------- ---------------------- ---------------------

* Index performance is from 1/1/95.

THIRD AVENUE MANAGEMENT LLC ("Third Avenue"), 622 Third Avenue, New York, NY 10017, is the Adviser for the Third Avenue Small Cap Value Portfolio of the Trust. Third Avenue is an indirect, majority owned subsidiary of Affiliated Managers Group, Inc. Third Avenue or its predecessor entity has been an investment adviser for mutual funds since its organization in 1986 and as of December 31, 2002 had over $4.6 billion in assets under management.

o Curtis Jensen, Portfolio Manager and Co-Chief Investment Officer of the Adviser. Mr. Jensen has been employed by the Adviser and its predecessor since 1995 as a portfolio manager and senior research analyst. He has been co-manager of the Third Avenue Small-Cap Value Fund since its inception and became sole manager of that Fund in May 2001.

o Ian Lapey, Co-Portfolio Manager. Mr. Lapey has been employed by the Adviser and its predecessor since 2001 as a portfolio manager and senior research analyst. Prior to joining the Adviser, Mr. Lapey was an equity research analyst with Credit Suisse First Boston from 1997 to 2001.

PRIOR PERFORMANCE WITH A COMPARABLE FUND

         The Third Avenue Small Cap Value Portfolio and the Third Avenue Small-Cap Value Fund, which is also advised by Third Avenue, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in May 2002, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of Third Avenue, performance information regarding the Third Avenue Small-Cap Value Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Third Avenue Small-Cap Value Fund and the Portfolio will vary.

         The table below compares the Third Avenue Small-Cap Value Fund's average annual compounded total returns for the 1- and 5-year periods and since inception on 4/1/97 through 12/31/02 with the Russell 2000 Value Index, an unmanaged index that measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.


------------------------------------ ---------------------------------------------------------------------------------
                                                        Average Annual Total Return as of 12/31/02
------------------------------------ ---------------------------------------------------------------------------------
------------------------------------ ------------------------ -------------------------- -----------------------------
                                             1 Year                    5 Year                  Since Inception
------------------------------------ ------------------------ -------------------------- -----------------------------
------------------------------------ ------------------------ -------------------------- -----------------------------

Third Avenue Small-Cap Value Fund            -10.89%                    5.43%                       7.60%
------------------------------------ ------------------------ -------------------------- -----------------------------
------------------------------------ ------------------------ -------------------------- -----------------------------
Russell 2000 Value Index                     -11.42%                    2.71%                       7.43%
------------------------------------ ------------------------ -------------------------- -----------------------------




                            YOUR INVESTMENT


     Shareholder Information

         The separate accounts of MetLife and the Plans are the record owners of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and the Plans and not to you, the Contract owner. The legal rights of you, the Contract owner or Plan participant, are different from the legal rights of the record owner.

         However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Generally the Plans, as record owners, vote directly on issues and may or may not solicit instructions from Plan participants. Please see "Voting Rights" in the prospectus for the Contracts or in the disclosure documents for the Plans accompanying this Prospectus for more information on your voting rights.

                  Dividends, Distributions and Taxes

Dividends and Distributions

         Each Portfolio intends to distribute substantially all of its net investment income, if any. Each Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once a year and not to you, the Contract owner or Plan participant. These distributions are in the form of additional shares and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts or Plans. Please see the Contracts prospectus or Plan disclosure documents accompanying this Prospectus for more information.

         All net realized long- or short-term capital gains of each Portfolio are also declared once a year and reinvested in the Portfolio.

Taxes

         Please see the Contracts prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of a Portfolio's shares and their receipt of dividends and capital gains.

         Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

         Shares of each Portfolio are currently offered only to the separate accounts of MetLife and to Plans. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

         Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios are and will be so owned. Thus so long as each Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts.

         The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

         The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.

                  Sales and Purchases of Shares

         The Trust does not sell its shares directly to the public. The Trust continuously sells Class A shares of each Portfolio only to the separate accounts of MetLife to fund Contracts and to Plans. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees. This Prospectus offers Class A shares to fund Contracts and to Plans. The Trust's Class B and Class E shares are not offered by this Prospectus.

Purchase and Redemption of Shares

         MetLife Investors Distribution Company is the principal underwriter and distributor of the Trust's shares. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of Plan payments and net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio determined on that same date.

         Shares of the Portfolios are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. (However, certain sales or other charges may apply to the Contract and Plan, as described in the Contracts prospectus or Plan disclosure documents.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

Right to Restrict Transfers

         Neither the Trust, the Contracts nor the Plans are designed for professional market timing organizations, other entities, or individuals using programmed, large and/or frequent transfers. MetLife, in coordination with the Trust's Manager and Adviser, reserves the right to temporarily or permanently refuse exchange requests if, in its judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Portfolio and therefore may be refused. Investors should consult the Contracts prospectus and Plan disclosure document that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

Valuation of Shares

         Each Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the NYSE is open. To the extent that a Portfolio's assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio's assets may be affected on days when the Trust is not open for business. In addition, trading in some of a Portfolio's assets may not occur on days when the Trust is open for business.

         Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

         Except for money market instruments maturing in 60 days or less, securities held by the Portfolios are valued at market value. If market values are not readily available, securities are valued at fair value as determined by the Valuation Committee of the Trust's Board of Trustees. Money market instruments maturing in 60 days or less are valued on the amortized cost basis.

FINANCIAL HIGHLIGHTS

         The following financial highlights tables are intended to help you understand each Portfolio's Class A shares financial performance for the past 5 years (or for its period of operation in the case of Portfolios that have operated for less than 5 years). Certain information reflects financial results for a single Portfolio share. Total return in each table shows how much an investment in a Portfolio would have increased (or decreased) during each period (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report is included in the Annual Report of the Trust, which is available upon request.



Met/AIM Small Cap Growth Portfolio

Class A

                                                            For the period from January
                                                              3, 2002 (commencement of
                                                                   operations)
                                                                to December 31,
                                                                2002(a)


NET ASSET VALUE, BEGINNING OF PERIOD......................
                                                                       $11.85
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss.......................................             (0.06)
Net realized and unrealized losses........................             (3.14)
                                                                       ------
TOTAL FROM INVESTMENT OPERATIONS..........................
                                                                       (3.20)
NET ASSET VALUE, END OF PERIOD ...........................             $8.65
                                                                       -----
TOTAL RETURN..............................................           (27.00)%+
                                                                     ---------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...................              $6.7
RATIOS TO AVERAGE NET ASSETS(1):
Expenses..................................................            1.05%++
Net investment loss.......................................           (0.64)%++
PORTFOLIO TURNOVER RATE...................................             19.5%+
(1)  If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net Assets:                    2.10%++

Ratio of Expenses to Average Net Assets After Broker
Rebates:                                                              1.03%++

+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.




J.P. Morgan Quality Bond Portfolio*
Class A





                                          FOR THE YEARS ENDED DECEMBER 31,




                                           2002(a)         2001(a)           2000           1999           1998
                                           ----            ----              ----           ----           ----
NET ASSET VALUE, BEGINNING OF PERIOD.
                                           $11.41           $11.19          $10.67         $11.02         $10.40
                                           ------           ------          ------         ------         ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income................       0.54             0.64            0.75           0.46           0.49
Net realized and unrealized gains
(losses).............................       0.48             0.13            0.42          (0.63)          0.37
                                            ----             ----            ----          ------          ----
TOTAL FROM INVESTMENT OPERATIONS.....

                                            1.02             0.77            1.17          (0.17)          0.86
                                            ----             ----            ----          ------          ----
DISTRIBUTIONS:
Dividends from net investment income..........................
                                           (0.56)           (0.55)          (0.65)         (0.12)         (0.24)
Distributions from net realized
capital gains................................---.............---             ---           (0.06)           ---
                                             ---             ---             ---           ------           ---
TOTAL DISTRIBUTIONS...                     (0.56)           (0.55)          (0.65)         (0.18)         (0.24)
                                           ------           ------          ------         ------         ------
NET ASSET VALUE, END OF PERIOD.......
                                           $11.87           $11.41          $11.19         $10.67         $11.02
                                           ------           ------          ------         ------         ------
TOTAL RETURN.........................       8.94%           7.03%           11.42%         (1.54)%         8.37%
                                            -----           -----           ------         -------         -----
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions)............................      $134.9           $126.0          $93.2           $95.6          $45.8
RATIOS TO AVERAGE NET ASSETS(1):
Expenses.............................       0.60%           0.60%           0.64%           0.64%          0.65%
Net investment income................       4.53%           5.59%           6.33%           5.67%          5.59%
PORTFOLIO TURNOVER RATE..............
                                           282.5%           229.4%          221.9%         369.5%         255.4%

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to
Average Net Assets:                         0.71%           0.70%           0.72%           0.71%          0.86%



* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Quality Bond Portfolio, a portfolio of Cova Series Trust, that followed the same investment objective as the Portfolio. The information for each of the periods prior to February 12, 2001 is that of the predecessor Quality Bond Portfolio.

(a) Net investment income per share was calculated using average shares outstanding.



Lord Abbett Bond Debenture Portfolio*
Class A


                                          FOR THE YEARS ENDED DECEMBER 31,

                                          2002(a)            2001(a)             2000           1999        1998
                                          -------            -------             ----           ----        ----


NET ASSET VALUE, BEGINNING OF PERIOD
                                           $11.22            $11.75             $12.48         $12.38      $12.11
                                           ------            ------             ------         ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............        0.77              0.90               1.00           0.71        0.68
Net realized and unrealized gains
(losses)............................       (0.79)            (0.48)             (0.90)         (0.29)       0.08
                                           ------            ------             ------         ------       ----
TOTAL FROM INVESTMENT OPERATIONS....

                                           (0.02)             0.42               0.10           0.42        0.76
                                           ------             ----               ----           ----        ----
DISTRIBUTIONS:
Dividends from net investment income..........................
                                           (0.96)            (0.95)             (0.83)         (0.24)      (0.35)
Distributions from net realized
capital gains...............................---...............----               ----          (0.08)      (0.14)
                                            ---               ----               ----          ------      ------
TOTAL DISTRIBUTIONS........................(0.96)............(0.95)             (0.83)         (0.32)      (0.49)
                                           ------            ------             ------         ------      ------
NET ASSET VALUE, END OF PERIOD......
                                           $10.24            $11.22             $11.75         $12.48      $12.38
                                           ------            ------             ------         ------      ------
TOTAL RETURN........................      (0.39)%             3.76%             0.87%          3.40%        6.26%
                                          -------             -----             -----          -----        -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)...........................       $202.1            $154.2             $155.2         $170.2      $120.0
RATIOS TO AVERAGE NET ASSETS(1):
Expenses............................       0.70%              0.72%             0.85%          0.85%        0.85%
Net investment income...............       7.43%              7.76%             7.78%          6.74%        6.58%
PORTFOLIO TURNOVER RATE.............       45.8%              66.2%             64.9%          46.7%        84.7%

(1) If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to             0.77%              0.75%             0.86%          0.86%        0.93%
Average Net Assets:


* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Bond Debenture Portfolio, a portfolio of Cova Series
         Trust, that followed the same investment objective as the Portfolio.
         The information for each of the periods prior to February 12, 2001 is that of the predecessor Bond Debenture Portfolio.

(a) Net investment income per share was calculated using average shares outstanding.


Lord Abbett Growth and Income Portfolio*
Class A


                                                                                                       For the period from January
                                                                                                         8, 1999 (commencement of

operations) to
                                                               For the Years Ended                          December 31, 1999
                                                                                                            -----------------
                                                                   December 31,
                                                               2002(a) 2001(a) 2000

NET ASSET VALUE, BEGINNING OF PERIOD.......
                                                   $25.05              $26.82             $24.07                  $21.60
                                                   ------              ------             ------                  ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income......................         0.21                0.25             0.00+++                   0.27
Net realized and unrealized gains (losses).        (4.67)              (1.80)              3.42                    2.20
                                                   ------              ------              ----                    ----

TOTAL FROM INVESTMENT OPERATIONS...........        (4.46)              (1.55)              3.42                    2.47
                                                   ------              ------              ----                    ----

DISTRIBUTIONS:
Dividends from net investment income...............(0.21).....         (0.22)             (0.28)                   ----

Distributions from net realized capital
gains..............................................(1.52).....          ----              (0.39)                   ----
                                                   ------               ----              ------                   ----

TOTAL DISTRIBUTIONS................................(1.73).....         (0.22)             (0.67)                   ----
                                                   ------              ------             ------                   ----
NET ASSET VALUE, END OF PERIOD.............        $18.86              $25.05             $26.82                  $24.07
                                                   ------              ------             ------                  ------
TOTAL RETURN...............................       (17.95)%            (5.77)%             14.68%                 11.38%+
                                                  --------            -------             ------                 ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)....        $890.2             $1,205.5            $944.6                  $887.0
RATIOS TO AVERAGE NET ASSETS (1):
Expenses...................................        0.65%               0.64%              0.70%                  0.70%++
Net investment income......................        0.94%               1.04%              1.32%                  1.24%++
PORTFOLIO TURNOVER RATE....................        55.4%               69.7%              51.7%                   70.8%+
(1)  If certain expenses had not been reimbursed
by the Manager, total return would have been lower
and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net
Assets:                                            0.67%               0.64%               N/A                     N/A

Ratio of Expenses to Average Net Assets
After Broker Rebates:                              0.63%                N/A                N/A                     N/A

* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Lord Abbett Growth and Income Portfolio, a portfolio of Cova Series Trust, that followed the same investment objective as the Portfolio. The information for each of the periods prior to February 12, 2001 is that of the predecessor Lord Abbett Growth and Income Portfolio.

+        Non-annualized

++       Annualized

+++      Rounds to less than $0.005 per share.

N/A      Not applicable

(a) Net investment income per share was calculated using average shares outstanding.




PIMCO Total Return Portfolio

Class A

                                                                              For the period from May 1,
                                                                                 2001 (commencement of
                                             For the year ended December            operations) to
                                                                ---------
                                                      31, 2002(a)                December 31, 2001(a)
                                                      -----------                -----------------

NET ASSET VALUE, BEGINNING OF PERIOD.......
                                                        $10.35                          $10.03
                                                        ------                          ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income......................              0.33                            0.27
Net realized and unrealized gains..........              0.66                            0.40
                                                         ----                            ----
TOTAL FROM INVESTMENT OPERATIONS...........
                                                         0.99                            0.67
                                                         ----                            ----
DISTRIBUTIONS:
Dividends from net investment income......................---.                          (0.20)
Distributions from net realized capital                   ---                           (0.15)
                                                          ---                           ------
gains.........................................................
TOTAL DISTRIBUTIONS.......................................---.                          (0.35)
                                                          ---                           ------
NET ASSET VALUE, END OF PERIOD.............             $11.34                          $10.35
                                                        ------                          ------
TOTAL RETURN...............................              9.57%                          6.68%+
                                                         -----                          -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)....             $155.0                           $59.1
RATIOS TO AVERAGE NET ASSETS (1):
Expenses...................................              0.65%                          0.65%++
Net investment income......................              3.06%                          3.76%++
PORTFOLIO TURNOVER RATE....................             474.4%                          346.0%+
(1)  If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:
Ratio of Operating Expenses to Average Net
Assets:                                                  0.64%                          1.15%++


+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.




PIMCO Innovation Portfolio

Class A

                                                                                    For the period from May
                                                                                    1, 2001 (commencement of

                                                                                        operations) to
                                                     For the year ended December      December 31, 2001(a)
                                                                 31, 2002(a)

NET ASSET VALUE, BEGINNING OF PERIOD...............
                                                                $6.18                        $8.06
                                                                -----                        -----
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss................................             (0.04)                       (0.04)
Net realized and unrealized losses.................             (3.08)                       (1.84)
                                                                ------                       ------
TOTAL FROM INVESTMENT OPERATIONS...................
                                                                (3.12)                       (1.88)
                                                                ------                       ------
NET ASSET VALUE, END OF PERIOD.....................             $3.06                        $6.18
                                                                -----                        -----
TOTAL RETURN.......................................            (50.49)%                    (23.33)%+
                                                               --------                    --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)............             $13.0                        $16.1
RATIOS TO AVERAGE NET ASSETS (1):
Expenses...........................................             1.10%                       1.10%++
Net investment loss................................            (0.90)%                     (0.90)%++
PORTFOLIO TURNOVER RATE............................             227.2%                      346.9%+
(1)  If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net Assets:              1.73%                       3.97%++

Ratio of Expenses to Average Net Assets After
Broker Rebates:                                                 1.04%                         N/A

+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment loss per share was calculated using average shares outstanding.



Third Avenue Small Cap Value Portfolio
Class A

                                                             For the period from May 1,
                                                               2002 (commencement of
                                                                   operations)
                                                                to December 31,
                                                                2002(a)

NET ASSET VALUE, BEGINNING OF PERIOD......................
                                                                       $10.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income.....................................              0.04
Net realized and unrealized losses........................             (1.72)
                                                                       ------
TOTAL FROM INVESTMENT OPERATIONS..........................
                                                                       (1.68)
DISTRIBUTIONS:
Dividends from net investment income..........................         (0.02)
Distributions from net realized capital gains.................         (0.01)
                                                                       ------
TOTAL DISTRIBUTIONS...........................................         (0.03)
                                                                       ------
NET ASSET VALUE, END OF PERIOD............................             $8.29
                                                                       -----
TOTAL RETURN..............................................           (16.78)%+
                                                                     --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...................              $4.2
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..................................................            0.95%++
Net investment income.....................................            0.75%++
PORTFOLIO TURNOVER RATE...................................             8.0%++
(1)  If certain expenses had not been reimbursed by the Manager, total return would have been lower and the ratio would have been as follows:

Ratio of Operating Expenses to Average Net Assets:                    2.07%++


+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.


                               FOR MORE INFORMATION

If you would like more information about a Portfolio, the following documents are available to you free upon request:

Annual/Semi-annual Reports

         Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information ("SAI")

         Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about a Portfolio, contact:

                           Met Investors Series Trust
                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                                 1-800-848-3854


Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission (`SEC"):

o  In person      Review and copy documents in the SEC's Public Reference Room in Washington, D.C.  (for information call
                  202-942-8090).

o  On line        Retrieve information from the EDGAR database on the SEC's
                  web site at: http://www.sec.gov.

o  By mail        Request documents, upon payment of a duplicating fee,
                  by writing to SEC, Public Reference Section, Washington, D.C.
                  20549 or by e-mailing the SEC at publicinfo@sec.gov.

                              SEC FILE # 811-10183

                         STATEMENT OF ADDITIONAL INFORMATION

                             MET INVESTORS SERIES TRUST


     This Statement of Additional Information provides supplementary information pertaining to shares of the twenty-one investment portfolios ("Portfolios") of Met Investors Series Trust (the "Trust"), an open-end, management investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus dated May 1, 2003 (the "Prospectus") for, as applicable, the Class A, Class B, Class C and Class E shares of the Harris Oakmark International Portfolio (formerly, State Street Research Concentrated International Portfolio), J. P. Morgan Quality Bond Portfolio, J.P. Morgan Select Equity Portfolio, Lord Abbett Bond Debenture Portfolio, Lord
Abbett Mid-Cap Value Portfolio, Lord Abbett Growth and Income Portfolio, Lord Abbett Growth Opportunities Portfolio, Lord Abbett America's Value Portfolio, PIMCO Total Return Portfolio, PIMCO Money Market Portfolio, PIMCO Innovation Portfolio, PIMCO Inflation Protected Bond Portfolio, MFS Research International Portfolio, Janus Aggressive Growth Portfolio, Oppenheimer Capital Appreciation Portfolio, Met/AIM Small Cap Growth Portfolio, Met/AIM Mid Cap Core Equity Portfolio, Met/Putnam Research Portfolio, Met/Putnam Capital Opportunities Portfolio (formerly, J.P. Morgan Small Cap Stock Portfolio), T. Rowe Price Mid-Cap Growth Portfolio (formerly, MFS Mid Cap Growth Portfolio) and Third Avenue Small Cap Value Portfolio which may be obtained by writing the Trust at 22 Corporate Plaza Drive, Newport Beach California 92660 or by calling (800) 848-3854. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.

         The date of this Statement of Additional Information is May 1, 2003.

                      INVESTMENT OBJECTIVES AND POLICIES

     The following information supplements the discussion of the investment objectives and policies of the Portfolios in the Prospectus. If a Portfolio is not identified below in connection with a particular strategy or technique, its Adviser, as of the effective date of this Statement of Additional Information, does not intend to invest any of the Portfolio's assets in that strategy or technique although it has the ability to do so and may do so in the future.


     Asset-Backed Securities (J.P. Morgan Quality Bond, Lord Abbett Bond Debenture, Lord Abbett America's Value, Janus Aggressive Growth, PIMCO Inflation Protected Bond, PIMCO Total Return, Met/AIM Small Cap Growth, Met/AIM Mid Cap Core Equity, T. Rowe Price Mid-Cap Growth and Third Avenue Small Cap Value Portfolios)



     Asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.

     Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or government-sponsored entities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. In addition, such securities generally will have remaining estimated lives at the time of purchase of five years or less. Due to the possibility that prepayments (on automobile loans and other collateral) will alter the cash flow on asset-backed securities, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and shorter prepayments will lengthen it.

     The purchase of asset-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.


     Brady Bonds (J.P. Morgan Quality Bond, Lord Abbett Bond Debenture, Lord Abbett America's Value, Janus Aggressive Growth, PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios)



     Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (the uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

     Convertible Securities (All Portfolios except PIMCO Money Market and PIMCO Innovation Portfolios)

     A Portfolio may invest in convertible securities of domestic and, subject to the Portfolio's investment strategy, foreign issuers. The convertible securities in which a Portfolio may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

     Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

     Subsequent to purchase by a Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase for that Portfolio. Neither event will require the sale of such securities, although a Portfolio's investment adviser will consider such event in its determination of whether the Portfolio should continue to hold the securities.


Credit Default Swaps (PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios)



     The Portfolio may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. As the seller, the Portfolio would be subject to investment exposure on the notional amount of the swap.

     The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default.


     Depositary Receipts (All Portfolios except Lord Abbett Bond Debenture, PIMCO Money Market, PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios)


     A Portfolio may purchase foreign securities in the form of American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts or other securities convertible into securities of corporations in which the Portfolio is permitted to invest pursuant to its investment objectives and policies. These securities may not necessarily be denominated in the same currency into which they may be converted. Depositary receipts are receipts typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. The J.P. Morgan Select Equity Portfolio will only invest in American Depositary Receipts. The J.P. Morgan Select Equity Portfolio does not expect to invest more than 10% of its total assets in American Depository Receipts. Because American Depositary Receipts are listed on a U.S. securities exchange, the investment advisers of the Lord Abbett Mid-Cap Value, Lord Abbett America's Value, Lord Abbett Growth and Income, Lord Abbett Growth Opportunities and PIMCO Innovation Portfolios do not treat them as foreign securities. However, like other depositary receipts, American Depositary Receipts are subject to many of the risks of foreign securities such as changes in exchange rates and more limited information about foreign issuers.

     Dollar Roll Transactions (J.P. Morgan Quality Bond, Lord Abbett Bond Debenture, Lord Abbett America's Value, PIMCO Money Market, PIMCO Inflation Protected Bond, PIMCO Total Return, Janus Aggressive Growth, Oppenheimer Capital Appreciation, Met/AIM Small Cap Growth and Met/AIM Mid Cap Core Equity Portfolios)


     The Portfolios may enter into "dollar roll" transactions, which consist of the sale by the Portfolio to a bank or broker-dealer (the "counterparty") of Government National Mortgage Association certificates, other mortgage-backed securities or other fixed income securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A Portfolio receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which a Portfolio agrees to buy a security on a future date.

     A Portfolio will not use such transactions for leveraging purposes and, accordingly, will segregate cash, U.S. government securities or other liquid assets in an amount sufficient to meet its purchase obligations under the transactions. The Portfolio will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.

     Dollar rolls are treated for purposes of the Investment Company Act of 1940, as amended ("1940 Act") as borrowings of a Portfolio because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to a Portfolio. For example, while a Portfolio receives a fee as consideration for agreeing to repurchase the security, the Portfolio forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by a Portfolio, thereby effectively charging the Portfolio interest on its borrowing. Further, although a Portfolio can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Portfolio's borrowing.

     The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, a Portfolio's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before a Portfolio is able to purchase them. Similarly, the Portfolio may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical, security to a Portfolio, the security that the Portfolio is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that a Portfolio's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.



     Event-Linked Bonds (PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios)


     Each Portfolio may invest up to 5% of its net assets in "event-linked bonds," which are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some even-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, the Portfolio may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose the Portfolio to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

     Floaters (PIMCO Money Market, PIMCO Inflation Protected Bond, PIMCO Total Return, Lord Abbett America's Value and Janus Aggressive Growth Portfolios)


     A Portfolio may invest in floaters, which are fixed income securities with a floating or variable rate of interest, i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under "Foreign Securities."


     Foreign Currency Transactions (J.P. Morgan Quality Bond, Harris Oakmark International, T. Rowe Price Mid -Cap Growth, MFS Research International, PIMCO Inflation Protected Bond, PIMCO Total Return, PIMCO Innovation, Oppenheimer Capital Appreciation, Janus Aggressive Growth, Met/Putnam Research, Met/Putnam Capital Opportunities, Met/AIM Small Cap Growth, Met/AIM Mid Cap Core Equity, Lord Abbett America's Value, Third Avenue Small Cap Value Portfolios)


     Foreign Currency Exchange Transactions. A Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The investment adviser to a Portfolio may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging"), and to protect the value of specific portfolio positions ("position hedging").

     A Portfolio may engage in "transaction hedging" to protect against a change in the foreign currency exchange rate between the date on which the Portfolio contracts to purchase or sell the security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. For that purpose, a Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in or exposed to that foreign currency.

     If conditions warrant, a Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts as a hedge against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

     For transaction hedging purposes, a Portfolio may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Portfolio the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Portfolio the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Portfolio the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Portfolio the right to purchase a currency at the exercise price until the expiration of the option.

     A Portfolio may engage in "position hedging" to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated, or quoted or exposed (or an increase in the value of currency for securities which the Portfolio intends to buy, when it holds cash reserves and short-term investments). For position hedging purposes, a Portfolio may purchase or sell foreign currency futures contracts and foreign currency forward contracts, and may purchase put or call options on foreign currency futures contracts and on foreign currencies on exchanges or over-the-counter markets. In connection with position hedging, a Portfolio may also purchase or sell foreign currency on a spot basis.

     The  precise  matching  of  the  amounts  of  foreign   currency   exchange
transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

     It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Portfolio is obligated to deliver.

     Hedging transactions involve costs and may result in losses. A Portfolio may write covered call options on foreign currencies to offset some of the costs of hedging those currencies. A Portfolio will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Portfolio's investment adviser, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A Portfolio's ability to engage in hedging and related option transactions may be limited by tax considerations.

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

     Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the U.S. are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC"), such as the New York Mercantile Exchange. A Portfolio would enter into foreign currency futures contracts solely for hedging or other appropriate investment purposes as defined in CFTC regulations. Open positions in forwards used for non-hedging purposes will be covered by the segregation with the Trust's custodian of liquid assets and marked to market daily.

     Forwards will be used primarily to adjust the foreign exchange exposure of each Portfolio with a view to protecting against uncertainty in the level of future foreign exchange rates, and the Portfolios might be expected to enter into such contracts under the following circumstances:

     Lock In. When the Adviser desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

     Cross Hedge. If a particular currency is expected to decrease against another currency, a Portfolio may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Portfolio's holdings denominated in the currency sold.

     Direct Hedge. If the Adviser wants to eliminate substantially all of the risk of owning a particular currency, and/or if the Adviser thinks that a Portfolio can benefit from price appreciation in a given country's bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Portfolio would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Portfolio would hope to benefit from an increase (if any) in value of the bond.

     Proxy Hedge. The Adviser might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Portfolio, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

     Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in any given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

     At the maturity of a forward or futures contract, a Portfolio may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

     Positions in foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although a Portfolio intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there can be no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin.

     Foreign Currency Options. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when a Portfolio's investment adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

     The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

     Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to resell that currency to the dealer.


Foreign Securities  (All Portfolios except J.P. Morgan Select Equity Portfolio)



     A Portfolio may invest in foreign equity and debt securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits, Yankee certificates of deposit, Eurodollar bonds and Yankee bonds. The Portfolio may also invest in Canadian commercial paper and Europaper. These instruments may subject the Portfolio to additional investment risks from those related to investments in obligations of U.S. issuers. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

     Foreign investments involve certain risks that are not present in domestic securities. For example, foreign securities may be subject to currency risks or to foreign government taxes which reduce their attractiveness. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and a foreign issuer is not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

     Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the U.S. While growing in volume, they usually have substantially less volume than U.S. markets and a Portfolio's investment securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement", which can result in losses to a Portfolio.

     The value of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the Portfolios will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently. In addition, the value of foreign fixed income investments may fluctuate in response to changes in U.S. and foreign interest rates.

     Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. Consequently, the overall expense ratios of international or global funds are usually somewhat higher than those of typical domestic stock funds.

     Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

     The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. A Portfolio may buy securities issued by certain "supra-national" entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the "World Bank"), the Asian Development Bank and the Inter-American Development Bank.


     The governmental members of these supra-national entities are "stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

     The Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett America's Value, Lord Abbett Growth and Income and Lord Abbett Growth Opportunities Portfolios do not expect that more than 20%, 10%, 20%, 10% and 25%, respectively, of their total assets will be invested in foreign securities. The investment adviser to these Portfolios does not consider securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be "foreign securities."

     The J.P. Morgan Select Equity Portfolio may only invest in equity securities of foreign corporations listed on a U.S. securities exchange or denominated or principally traded in the U.S. dollar. The J.P. Morgan Quality Bond Portfolio does not expect to invest more than 25% of its total assets in securities of foreign issuers. In the case of the J.P. Morgan Quality Bond Portfolio, any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase. The Third Avenue Small Cap Value Portfolio intends to limit its investments in foreign securities to companies issuing U.S. dollar-denominated American Depository Receipts or which, in the judgment of its Adviser, otherwise provide financial information which provides the Adviser with substantively similar financial information as Securities and Exchange Commission disclosure requirements.

     The T. Rowe Price Mid -Cap Growth Portfolio expects that less than 25% of its total assets will be invested foreign securities. The Met/Putnam Capital Opportunities Portfolio does not expect that more than 35% of its total assets will be invested in foreign securities. The PIMCO Total Return and PIMCO Inflation Protected Bond Portfolios do not expect that more than 20% of their total assets will be invested in securities denominated in foreign currencies. The Oppenheimer Capital Appreciation Portfolio, PIMCO Innovation and the Met/Putnam Research Portfolio do not expect that more than 35% of their assets will be invested in foreign securities. The Met/AIM Small Cap Growth and Met/AIM Mid Cap Core Equity Portfolios do not expect that more than 25% of their assets will be invested in foreign securities. The Third Avenue Small Cap Value Portfolio does not expect that more than 15% of its assets will be invested in foreign equity securities and does not currently intend to invest in foreign corporate debt securities such as Eurodollar bonds and Yankee bonds.

     Eurodollar bank obligations are U.S. dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee dollar bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.


     Eurodollar and Yankee dollar obligations are subject to the same risks that pertain to domestic issues, notably credit risk. Additionally, Eurodollar (and to a limited extent, Yankee dollar) obligations are subject to certain sovereign risks in addition to the risks of foreign investments described below.


     Emerging Market Securities. Investments in emerging market country securities involve special risks. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of a Portfolio's investments in those countries and the availability to a Portfolio of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make a Portfolio's investments in such countries illiquid and more volatile than investment in more developed countries, and a Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

     Transaction costs in emerging markets may be higher than in the U.S. and other developed securities markets. As legal systems in emerging markets develop, foreign investors may be adversely affected by new or amended laws and regulations or may not be able to obtain swift and equitable enforcement of existing law.

     A Portfolio may make investments denominated in emerging markets currencies. Some countries in emerging markets also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which the Portfolio's securities are quoted would reduce the Portfolio's net asset value.

     Certain emerging markets limit, or require governmental approval prior to, investments by foreign persons. Repatriation of investment income and capital from certain emerging markets is subject to certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect the operation of a Portfolio. The MFS Research International Portfolio expects that not more than 25% of its total assets will be invested in emerging market securities.

Forward Commitments, When-Issued and Delayed Delivery Securities
(All Portfolios)
----------------------------------------------------------------


     A Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

     A Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

     Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Portfolio will hold liquid assets in a segregated account at the Portfolio's custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

     Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Portfolio. In addition, when the Portfolio engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Portfolio may miss the opportunity to obtain a security at a favorable price or yield. Although a Portfolio will generally enter into forward commitments to purchase securities with the intention of actually acquiring the security for its portfolio (or for delivery pursuant to options contracts it has entered into), the Portfolio may dispose of a security prior to settlement if its investment adviser deems it advisable to do so. The Portfolio may realize short-term gains or losses in connection with such sales.


     High Yield/High Risk Debt Securities (J.P. Morgan Quality Bond, Lord Abbett Bond Debenture, Lord Abbett America's Value, Janus Aggressive Growth, PIMCO Inflation Protected Bond, PIMCO Total Return, Met/Putnam Capital Opportunities and Third Avenue Small Cap Value Portfolios)

     Certain lower rated securities purchased by a Portfolio, such as those rated Ba or B by Moody's Investors Service, Inc. ("Moody's") or BB or B by Standard & Poor's Ratings Services ("Standard & Poor's") (commonly known as junk bonds), may be subject to certain risks with respect to the issuing entity's ability to make scheduled payments of principal and interest and to greater market fluctuations. While generally providing greater income than investments in higher quality securities, lower quality fixed income securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality fixed income securities tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates. To the extent that a Portfolio invests in such lower quality securities, the achievement of its investment objective may be more dependent on the Adviser's own credit analysis.


     Lower quality fixed income securities are affected by the market's perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securities, especially issuers that are highly leveraged. The market for these lower quality fixed income securities is generally less liquid than the market for investment grade fixed income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to value accurately a Portfolio's portfolio securities for purposes of determining the Portfolio's net asset value.


     In determining suitability of investment in a particular unrated security, the Adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

     Hybrid Instruments (J.P. Morgan Quality Bond, Janus Aggressive Growth, PIMCO Inflation Protected Bond, PIMCO Total Return, Met/AIM Small Cap Growth, Met/AIM Mid Cap Core Equity, T. Rowe Price Mid-Cap Growth, Lord Abbett America's Value and Third Avenue Small Cap Value Portfolios)

     Although there are no percentage limitations on the amount of assets that may be invested in hybrid instruments, the investment advisers to the Portfolios do not anticipate that such investments will exceed 5% (15% with respect to J.P. Morgan Quality Bond Portfolio and 10% with respect to T. Rowe Price Mid-Cap Growth) of each Portfolio's total assets. Hybrid instruments are a form of a derivative and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. Hybrid instruments may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity and their use by a Portfolio may not be successful.

     Illiquid Securities (All Portfolios except PIMCO Innovation and Met/Putnam Research Portfolios)



     Each Portfolio may invest up to 15% (10% in the case of PIMCO Money Market Portfolio) of its net assets in illiquid securities and other securities which are not readily marketable, including non-negotiable time deposits, certain restricted securities not deemed by the Trust's Board of Trustees to be liquid and repurchase agreements with maturities longer than seven days. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, which have been determined to be liquid, will not be considered by the Portfolios' investment advisers to be illiquid or not readily marketable and, therefore, are not subject to the applicable 15% or 10% limit. The inability of a Portfolio to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Portfolio's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Portfolio which are eligible for resale pursuant to Rule 144A will be monitored by the Portfolios' investment advisers on an ongoing basis, subject to the oversight of the Trustees. In the event that such a security is deemed to be no longer liquid, a Portfolio's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Portfolio having more than 15% (or 10%, as applicable) of its assets invested in illiquid or not readily marketable securities.


     Inflation-Indexed Bonds (PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios)

     Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semiannual coupon.

     Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Portfolio purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Portfolio may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

     Interest Rate Transactions (J.P. Morgan Quality Bond, PIMCO Inflation Protected Bond, PIMCO Total Return, Janus Aggressive Growth and Oppenheimer Capital Appreciation Portfolios)



     Among the strategic transactions into which the Portfolios may enter are interest rate swaps and the purchase or sale of related caps and floors. A Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. A Portfolio intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Portfolio may be obligated to pay. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

     A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps and floors are entered into for good faith hedging purposes, the investment advisers to the Portfolios and the Trust believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Portfolio will not enter into any swap, cap and floor transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least "A" by Standard & Poor's or Moody's or has an equivalent rating from another nationally recognized statistical rating organization ("NRSRO") or is determined to be of equivalent credit quality by the investment adviser. For a description of the NRSROs and their ratings, see the Appendix. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

     With respect to swaps, a Portfolio will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps and floors require segregation of assets with a value equal to the Portfolio's net obligations, if any.


     For purposes of applying a Portfolio's investment policies and restrictions (as stated in the prospectus and this Statement of Additional Information) swap agreements are generally valued by the Portfolio at market value. In the case of a credit default swap sold by a Portfolio (i.e., where the Portfolio is selling credit default protection), however, the Portfolio will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

     Investment Grade Corporate Debt Securities (J.P. Morgan Quality Bond, Lord Abbett Bond Debenture, Lord Abbett America's Value, PIMCO Money Market, PIMCO Inflation Protected Bond, PIMCO Total Return, PIMCO Innovation, Oppenheimer Capital Appreciation, Janus Aggressive Growth, T. Rowe Price Mid -Cap Growth, MFS Research International, Met/AIM Small Cap Growth, Met/AIM Mid Cap Core Equity, Met/Putnam Capital Opportunities and Third Avenue Small Cap Value Portfolios)


     Debt securities are rated by NRSROs. Securities rated BBB by Standard & Poor's or Baa by Moody's are considered investment grade securities, but are somewhat riskier than higher rated investment grade obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative. See the Appendix for a description of the various securities ratings.


     Loans and Other  Direct  Indebtedness  (J.P.  Morgan  Quality  Bond,  PIMCO
Inflation Protected Bond, PIMCO Total Return, Janus Aggressive Growth and Oppenheimer Capital Appreciation Portfolios)


     By purchasing a loan, a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. A Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

     The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

                  Money Market Securities  (All Portfolios)
                  -----------------------

     Money market securities in which the Portfolios may invest include U.S. government securities, U.S. dollar denominated instruments (such as bankers' acceptances, commercial paper, domestic or Yankee certificates of deposit and Eurodollar obligations) issued or guaranteed by bank holding companies in the U.S., their subsidiaries and their foreign branches. These bank obligations may be general obligations of the parent bank holding company or may be limited to the issuing entity by the terms of the specific obligation or by government regulation.

     Other money market securities in which a Portfolio may invest also include certain variable and floating rate instruments and participations in corporate loans to corporations in whose commercial paper or other short-term obligations a Portfolio may invest. Because the bank issuing the participations does not guarantee them in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. To the extent that a Portfolio may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower under the terms of the loan participation), the Portfolio may also be subject to credit risks associated with the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by a Portfolio will be regarded as illiquid.

     A Portfolio may also invest in bonds and notes with remaining maturities of thirteen months or less, variable rate notes and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, it is payable on demand, the rate of interest payable on it varies with an agreed formula and it is typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.


     Generally, the Portfolios will invest only in high quality money market instruments, i.e., securities which have been assigned the highest quality ratings by NRSROs such as "A-1" by Standard & Poor's or "Prime-1" by Moody's, or if not rated, determined to be of comparable quality by the Portfolio's investment adviser. The J.P. Morgan Quality Bond, Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett America's Value, Lord Abbett Growth and Income, Lord Abbett Growth Opportunities, PIMCO Total Return and Harris Oakmark International Portfolios may invest in money market instruments rated A-3 by Standard & Poor's and Prime-3 by Moody's.

     Mortgage-Backed Securities (J.P. Morgan Quality Bond, Lord Abbett Bond Debenture, Lord Abbett America's Value, PIMCO Money Market, PIMCO Inflation Protected Bond, PIMCO Total Return, Janus Aggressive Growth, MFS Research International, Met/AIM Small Cap Growth, Met/AIM Mid Cap Core Equity, T. Rowe Price Mid-Cap Growth and Third Avenue Small Cap Value Portfolios)


     A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Certain Portfolios may invest in CMOs and stripped mortgage-backed securities that represent a participation in, or are secured by, mortgage loans. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semi-annual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties.

     CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity. Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities (or "tranches"), each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by a Portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a Portfolio that invests in CMOs.

     The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

     Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their returns. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event, the Portfolios, may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, a Portfolio may not be able to realize the rate of return it expected.

     Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed securities in which a Portfolio may invest will have higher than market interest rates and, therefore, will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause a Portfolio to experience a loss equal to any unamortized premium.

     Stripped mortgage-backed securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The securities may be issued by agencies or instrumentalities of the U.S. government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The Portfolios may invest in both the IO class and the PO class. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of the principal payments (including prepayments) on the underlying assets. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

     Prepayments may also result in losses on stripped mortgage-backed securities. A rapid rate of principal prepayments may have a measurable adverse effect on a Portfolio's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup fully its initial investments in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Portfolios' ability to buy and sell those securities at any particular time.

     The J.P. Morgan Quality Bond Portfolio may also invest in directly placed mortgages including residential mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that the Portfolio forecloses on any non-performing mortgage, it would end up acquiring a direct interest in the underlying real property and the Portfolio would then be subject to the risks generally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules and operating expenses. Investment in direct mortgages involve many of the same risks as investments in mortgage-related securities. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowing, the need for anticipated renovations, unexpected increases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of the Portfolio or its investment adviser. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of the property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties. Costs of clean-up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.


     Municipal  Fixed  Income   Securities  (J.P.  Morgan  Quality  Bond,  PIMCO
Inflation Protected Bond, PIMCO Total Return and PIMCO Innovation Portfolios)


     A Portfolio may invest in municipal bonds of any state, territory or possession of the U.S., including the District of Columbia. The Portfolio may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Interest payments received by holders of these securities are generally tax-free. Municipal bonds may also be issued to refinance public debt.

     Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

     A Portfolio may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

     The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by Standard & Poor's, Moody's and Fitch IBCA, Inc. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Portfolio, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to sell the bond, but the Portfolio's investment adviser would consider such events in determining whether the Portfolio should continue to hold it.

     The ability of the Portfolio to achieve its investment objective depends upon the continuing ability of the issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Portfolio's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Portfolio's investment adviser may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Portfolio.

     From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Portfolio. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Portfolio's investment objectives and policies.

     Options and Futures Strategies (All Portfolios except PIMCO Money Market and Third Avenue Small Cap Value Portfolios)


     A Portfolio may seek to increase the current return on its investments by writing covered call or covered put options. In addition, a Portfolio may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which its Adviser plans to purchase through the writing and purchase of options including options on stock indices and the purchase and sale of futures contracts and related options. The Advisers to the Lord Abbett Bond Debenture, Lord Abbett Growth and Income, Lord Abbett Mid-Cap Value, Lord Abbett Growth Opportunities and Harris Oakmark International Portfolios do not presently intend to utilize options or futures contracts and related options but may do so in the future. The Adviser to the PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios does not presently intend to engage in options and futures transactions on stock indices, but may do so in the future. Expenses and losses incurred as a result of such hedging strategies will reduce a Portfolio's current return.


     The ability of a Portfolio to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to stock indices and U.S. government securities are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Portfolio will be able to utilize these instruments effectively for the purposes stated below.

     Writing Covered Options on Securities. A Portfolio may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as its investment adviser determines is appropriate in seeking to attain the Portfolio's investment objective. Call options written by a Portfolio give the holder the right to buy the underlying security from the Portfolio at a stated exercise price; put options give the holder the right to sell the underlying security to the Portfolio at a stated price.


     A Portfolio may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Portfolio owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Portfolio owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Portfolio owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Portfolio will maintain in a segregated account at the Trust's custodian bank or earmark liquid assets with a value equal to or greater than the Portfolio's obligation under the option. A written call option is also covered if the Portfolio maintains in a segregated bank account at the Trust's custodian bank liquid assets with the value equal to or greater than the Portfolio's obligation under the option. A Portfolio may also write combinations of covered puts and covered calls on the same underlying security.


     A Portfolio will receive a premium from writing an option, which increases the Portfolio's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, a Portfolio will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Portfolio will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds the market price plus the amount of the premium received.

     A Portfolio may terminate an option which it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Portfolio will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Portfolio.

     Purchasing Put and Call Options on Securities. A Portfolio may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Portfolio, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Portfolio might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

     A Portfolio may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Portfolio, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Portfolio might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.


     Except for the J.P. Morgan Quality Bond, PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios, no Portfolio intends to purchase put or call options if, as a result of any such transaction, the aggregate cost of options held by the Portfolio at the time of such transaction would exceed 5% of its total assets. There are no specific limitations on the J.P. Morgan Quality Bond Portfolio's or the PIMCO Inflation Protected Bond Portfolio's or the PIMCO Total Return Portfolio's purchases of options on securities.


     Purchase and Sale of Options and Futures on Stock Indices. A Portfolio may purchase and sell options on stock indices and stock index futures contracts either as a hedge against movements in the equity markets or for other investment purposes.

     Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks. Currently options traded include the Standard & Poor's 500 Composite Stock Price Index, the NYSE Composite Index, the AMEX Market Value Index, the NASDAQ 100 Index, the Nikkei 225 Stock Average Index, the Financial Times Stock Exchange 100 Index and other standard broadly based stock market indices. Options are also traded in certain industry or market segment indices such as the Pharmaceutical Index.

     A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.


     If a Portfolio's Adviser expects general stock market prices to rise, it might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy for the Portfolio. If in fact the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Portfolio's index option or futures contract resulting from the increase in the index. If, on the other hand, the Portfolio's Adviser expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does in fact decline, the value of some or all of the equity securities held by the Portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Portfolio's position in such put option or futures contract.


     Purchase and Sale of Interest Rate Futures. A Portfolio may purchase and sell interest rate futures contracts on fixed income securities or indices of such securities, including municipal indices and any other indices of fixed income securities that may become available for trading either for the purpose of hedging its portfolio securities against the adverse effects of anticipated movements in interest rates or for other investment purposes.

     A Portfolio may sell interest rate futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market value of the securities held by a Portfolio will fall, thus reducing the net asset value of the Portfolio. This interest rate risk can be reduced without employing futures as a hedge by selling such securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. However, this strategy entails increased transaction costs in the form of dealer spreads and brokerage commissions and would typically reduce the Portfolio's average yield as a result of the shortening of maturities.

     The sale of interest rate futures contracts provides a means of hedging against rising interest rates. As rates increase, the value of a Portfolio's short position in the futures contracts will also tend to increase thus offsetting all or a portion of the depreciation in the market value of the Portfolio's investments that are being hedged. While the Portfolio will incur commission expenses in selling and closing out futures positions (which is done by taking an opposite position in the futures contract), commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of portfolio securities.

     A Portfolio may purchase interest rate futures contracts in anticipation of a decline in interest rates when it is not fully invested. As such purchases are made, it is expected that an equivalent amount of futures contracts will be closed out.

     A Portfolio will enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and the underlying financial instrument. Futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the CFTC. Futures are traded in London at the London International Financial Futures Exchange, in Paris at the MATIF, and in Tokyo at the Tokyo Stock Exchange.

     Options on Futures Contracts. A Portfolio may purchase and write call and put options on stock index and interest rate futures contracts. A Portfolio may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing or selling the underlying futures. For example, a Portfolio may purchase put options or write call options on stock index futures or interest rate futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or rise in interest rates, respectively, or purchase call options or write put options on stock index or interest rate futures, rather than purchasing such futures, to hedge against possible increases in the price of equity securities or debt securities, respectively, which the Portfolio intends to purchase.

     In connection with transactions in stock index options, stock index futures, interest rate futures and related options on such futures, a Portfolio will be required to deposit as "initial margin" an amount of cash and short-term U.S. government securities. The current initial margin requirements per contract ranges from approximately 2% to 10% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract. Brokers may establish deposit requirements higher than exchange minimums.

     Limitations. A Portfolio will not purchase or sell futures contracts or options on futures contracts or stock indices for non-hedging purposes if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts or stock indices would exceed 5% of the net assets of the Portfolio; provided, however, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. If this limitation is exceeded at any time, the Portfolio will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.


     Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on a Portfolio's ability to terminate options and futures positions at times when its investment adviser deems it desirable to do so. Although a Portfolio will not enter into an option or futures position unless its Adviser believes that a liquid market exists for such option or future, there can be no assurance that a Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. The Advisers generally expect that options and futures transactions for the Portfolios will be conducted on recognized exchanges. However, a Portfolio may also purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission considers over-the-counter options to be illiquid. A Portfolio's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

     The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of a Portfolio's Adviser to forecast correctly interest rate movements and general stock market price movements. This risk increases as the composition of the securities held by the Portfolio diverges from the composition of the relevant option or futures contract.


     Other Investment Companies (All Portfolios except PIMCO Money Market and Met/Putnam Research Portfolios)


     In connection with its investments in accordance with the various investment disciplines, a Portfolio may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for a Portfolio to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the 1940 Act. A Portfolio also may incur tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Portfolio.


     Each Portfolio does not intend to invest in other investment companies unless, in the Adviser's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, a Portfolio bears its ratable share of that investment company's expenses, including advisory and administration fees.

     The T. Rowe Price Mid-Cap Growth  Portfolio may invest in the shares of the
     T. Rowe Price Reserve Investment Fund.



                  Portfolio Turnover


     While it is impossible to predict portfolio turnover rates, the Advisers to the Portfolios other than the J.P. Morgan Quality Bond, MFS Research International, Janus Aggressive Growth, Met/Putnam Research, Met/Putnam Capital Opportunities, PIMCO Inflation Protected Bond, PIMCO Total Return, PIMCO Innovation and Lord Abbett Growth Opportunities Portfolios anticipate that portfolio turnover will generally not exceed 100% per year. The Advisers to the Lord Abbett Growth Opportunities and Janus Aggressive Growth Portfolios anticipate that portfolio turnover may exceed 200% per year, exclusive of dollar roll transactions. The Adviser to the J.P. Morgan Quality Bond Portfolio anticipates that portfolio turnover rates generally will not exceed 300%. The Adviser to the MFS Research International Portfolio anticipates that portfolio turnover generally will not exceed 150% per year. The Advisers to the Met/Putnam Capital Opportunities, Met/Putnam Research, PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios anticipate that portfolio turnover generally will exceed 100% per year. The Advisers to the PIMCO Innovation Portfolio anticipates that portfolio turnover generally will not exceed 200% per year. Higher portfolio turnover rates usually generate additional brokerage commissions and expenses.


        Preferred Stocks  (All Portfolios except PIMCO Money Market Portfolio)


     A Portfolio may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

     If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.


     Real Estate Investment Trusts (All Portfolios except PIMCO Money Market and Harris Oakmark International Portfolios)

     A Portfolio may invest up to 5% of its net assets in investments related to real estate, including real estate investment trusts ("REITs") except that Met/AIM Mid Cap Core Equity and Met/AIM Small Cap Growth Portfolios may each invest up to 25% of its assets in REITs, Oppenheimer Capital Appreciation Portfolio may invest up to 15% of its assets in REITs and Met/Putnam Capital Opportunities Portfolio may invest without limit in REITs. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.


                  Repurchase Agreements  (All Portfolios)
                  ---------------------

     Each of the Portfolios may enter into repurchase agreements with a bank, broker-dealer, or other financial institution but no Portfolio may invest more than 15% of its net assets in illiquid securities, including repurchase agreements having maturities of greater than seven days. A Portfolio may enter into repurchase agreements, provided the Trust's custodian always has possession of securities serving as collateral whose market value at least equals the amount of the repurchase obligation. To minimize the risk of loss a Portfolio will enter into repurchase agreements only with financial institutions which are considered by its investment adviser to be creditworthy. If an institution enters an insolvency proceeding, the resulting delay in liquidation of the securities serving as collateral could cause a Portfolio some loss, as well as legal expense, if the value of the securities declines prior to liquidation.


     Reverse Repurchase Agreements (All Portfolios except T. Rowe Price Mid -Cap Growth, Harris Oakmark International, Met/Putnam Capital Opportunities and MFS Research International Portfolios)


     A Portfolio may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. The Portfolio may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. At the time a Portfolio enters into a reverse repurchase agreement, it will earmark, or establish and maintain a segregated account with an approved custodian containing, cash or other liquid securities having a value not less than the repurchase price (including accrued interest). If interest rates rise during a reverse repurchase agreement, it may adversely affect the Portfolio's net asset value. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.


     The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities a Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Portfolio's obligation to repurchase the securities, and a Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

     Rights and Warrants (All Portfolios except Lord Abbett Bond Debenture, PIMCO Innovation and PIMCO Money Market Portfolios)

     A Portfolio may purchase rights and warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.

                  Securities Loans  (All Portfolios)
                  ----------------

     All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolios an amount equal to any dividends or interest received on loaned securities. The Portfolios retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially.


     Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the loaned securities marked-to-market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under a Portfolio's securities lending program. While the securities are being loaned, a Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Portfolio has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period for purchases and sales of such securities in such foreign markets. A Portfolio will generally not have the right to vote securities while they are being loaned, but its Manager or Adviser will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by a Portfolio's Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

     Short Sales (T. Rowe Price Mid -Cap Growth, MFS Research International, Lord Abbett America's Value, Janus Aggressive Growth, PIMCO Inflation Protected Bond, PIMCO Total Return, Met/AIM Small Cap Growth , Met/AIM Mid Cap Core Equity and Met/Putnam Capital Opportunities Portfolios)



     A Portfolio may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by each Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.


     The PIMCO Total Return and PIMCO Inflation Protected Bond Portfolios may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will segregate with its custodian, or earmark, cash or other liquid assets at such a level that (i) the amount segregated, or earmark, plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. No more than one third of the Portfolio's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.

     Structured Notes (PIMCO Inflation Protected Bond and T. Rowe Price Mid-Cap Growth Portfolios)


     Structured notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payment made with respect to structured notes is dependent on the extent of the cash flow on the underlying instruments. Certain issuers of structured notes may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a Portfolio's investment in these structured notes may be limited by restrictions contained in the 1940 Act. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.


                  U.S. Government Securities  (All Portfolios)
                  --------------------------

     Securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and government-sponsored entities include U.S. Treasury obligations, consisting of bills, notes and bonds, which principally differ in their interest rates, maturities and times of issuance, and obligations issued or guaranteed by agencies and government-sponsored entities which are supported by (i) the full faith and credit of the U.S. Treasury (such as securities of the Government National Mortgage Association), (ii) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association) or (iii) the authority of the U.S. government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or government-sponsored entities as described in clauses (ii) or (iii) above in the future, other than as set forth above, since it is not obligated to do so by law.


     Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds (J.P. Morgan Quality Bond, Lord Abbett Bond Debenture, PIMCO Inflation Protected Bond, Lord Abbett America's Value, PIMCO Total Return, PIMCO Innovation, PIMCO Money Market, Oppenheimer Capital Appreciation, Janus Aggressive Growth and Third Avenue Small Cap Value Portfolios)


     Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Payment-in-kind ("PIK") bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

                          INVESTMENT RESTRICTIONS

     Fundamental Policies

     The following investment restrictions are fundamental policies, which may not be changed without the approval of a majority of the outstanding shares of the Portfolio. As provided in the 1940 Act, a vote of a majority of the outstanding shares necessary to amend a fundamental policy means the affirmative vote of the lesser of (1) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Portfolio.

         1.       Borrowing

     Each Portfolio may not borrow money, except to the extent permitted by applicable law.

         2.       Diversification


     Except as noted, each Portfolio may not purchase a security if, as a result, with respect to 75% (50% with respect to T. Rowe Price Mid -Cap Growth Portfolio and Janus Aggressive Growth Portfolio) of the value of its total assets (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or (ii) more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio, other than securities issued by the U.S. government, its agencies and instrumentalities. (The Harris Oakmark International, PIMCO Inflation Protected Bond, and Third Avenue Small Cap Value Portfolios, as non-diversified funds, are not subject to any fundamental policy which limits their investments in a single issuer.)


         3.       Concentration

     Each Portfolio may not invest more than 25% of the value of its total assets in any one industry, provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S.
government, its agencies and instrumentalities, and repurchase agreements secured by such obligations.

         4.       Underwriting

     Each Portfolio may not underwrite securities issued by other persons, except to the extent that in connection with the disposition of its portfolio investments it may be deemed to be an underwriter under federal securities laws.

         5.       Real Estate

     Each Portfolio may not purchase or sell real estate, although a Portfolio may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate and securities representing interests in real estate; provided, however, that the Portfolio may hold and sell real estate acquired as a result of the ownership of securities.

         6.       Commodities

     Each Portfolio may not purchase or sell physical commodities, except that it may (i) enter into futures contracts and options thereon in accordance with applicable law and (ii) purchase or sell physical commodities if acquired as a result of ownership of securities or other instruments. No Portfolio will consider stock index futures contracts, currency contracts, hybrid investments, swaps or other similar instruments to be commodities.

         7.       Loans

     Each Portfolio may not make loans, except through the purchase of debt obligations and the entry into repurchase agreements or through lending of its portfolio securities. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Trust's Board of Trustees.

         8.       Senior Securities

     Each  Portfolio  may not issue any senior  security (as defined in the 1940
Act) except in compliance with applicable law.

                  Non-Fundamental Policies

     The following investment restrictions apply to each Portfolio, except as noted. These restrictions may be changed for any Portfolio by the Trust's Board of Trustees without a vote of that Portfolio's shareholders.

         Each Portfolio may not:

     (1) Purchase securities on margin, except that each Portfolio may: (a) make use of any short-term credit necessary for clearance of purchases and sales of portfolio securities and (b) make initial or variation margin deposits in connection with futures contracts, options, currencies, or other permissible investments;

     (2) Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolio as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments; and then such mortgaging, pledging or hypothecating may not exceed 33 1/3 % of the respective total assets of each Portfolio. The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to margin accounts for futures contracts, options, currencies or other permissible investments are not deemed to be mortgages, pledges, or hypothecations for these purposes;

     (3) Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral explorations or development programs, except that the Portfolio may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities or hold mineral leases acquired as a result of its ownership of securities;

     (4) Invest in companies for the purpose of exercising management or control.


     In addition, as a matter of operating policy, the J.P. Morgan Select Equity, J.P. Morgan Quality Bond, Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett America's Value, Lord Abbett Growth and Income and Lord Abbett Growth Opportunities Portfolios will not invest in warrants (other than warrants acquired by the Portfolio as part of a unit or attached to securities at the time of purchase) if, as a result the investments (valued at the lower of cost or market) would exceed 5% of the value of the Portfolio's net assets or if, as a result, more than 2% of the Portfolio's net assets would be invested in warrants not listed on a recognized U.S. or foreign stock exchange.

     The PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios will not invest more than 5% of each Portfolio's net assets in warrants, including those acquired in units or attached to other securities. For purposes of the policy, warrants will be valued at the lower of cost or market, except that warrants acquired by the Portfolio in units with or attached to securities may be deemed to be without value.

     The PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios will not invest more than 5% of each Portfolio's net assets (taken at market value at the time of investment ) in any combination of interest only, principal only, or inverse floating rate securities.


     With respect to borrowing, each Portfolio may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. A Portfolio may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Portfolio shares. A Portfolio may purchase additional securities so long as borrowings do not exceed 5% of its total assets.

     With respect to loans of portfolio securities, as a matter of operating policy, each Portfolio will limit the aggregate of such loans to 33 1/3% of the value of the Portfolio's total assets.


     With respect to real estate investments, as a matter of operating policy, the J.P. Morgan Quality Bond, J.P. Morgan Select Equity, Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett America's Value, Lord Abbett Growth and Income, Lord Abbett Growth Opportunities and Met/Putnam Research Portfolios will not invest in real estate limited partnership interests other than partnerships organized as REITS.

     With respect to when-issued and delayed delivery securities, it is the policy of all Portfolios permitted to invest in such securities, to not enter into when-issued commitments exceeding in the aggregate 15% (except for the J.P. Morgan Quality Bond, PIMCO Inflation Protected Bond, PIMCO Total Return, PIMCO Money Market, Met/AIM Small Cap Growth, Met/AIM Mid Cap Core Equity, Harris Oakmark International and T. Rowe Price Mid-Cap Growth Portfolios) of the market value of the Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments. There is no current policy limiting the percentage of assets of the J.P. Morgan Quality Bond, PIMCO Inflation Protected Bond, PIMCO Total Return, PIMCO Money Market, Met/AIM Small Cap Growth, Met/AIM Mid Cap Core Equity, Harris Oakmark International and T. Rowe Price Mid-Cap Growth Portfolios which may be invested in when-issued commitments.

     With respect to foreign currency transactions, a Portfolio may enter into transactions only with counterparties deemed creditworthy by the Portfolio's investment adviser. A Portfolio, other than PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios, will not enter into a transaction to hedge currency exposure to an extent greater, after settling all transactions intended to wholly or partially offset other transactions, than the aggregate market values (at the time of entering into the transaction) of the securities held in its portfolio that are denominated, exposed to or generally quoted in or currently convertible into such currency other than with respect or cross hedging or proxy hedging. PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios may also enter into foreign currency transactions, including the direct purchase of foreign currencies, for non-hedging purposes.

     With respect to swaps, a Portfolio (except for the Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett America's Value, Lord Abbett Growth and Income and Lord Abbett Growth Opportunities Portfolios) will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's or Moody's or has an equivalent equity rating from an NRSRO or is determined to be of equivalent credit quality of the Portfolio's investment adviser.

80% Investment Policy (J.P. Morgan Quality Bond, J.P. Morgan Select Equity, Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value,

Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth, T. Rowe Price Mid -Cap Growth, PIMCO Inflation Protected Bond and Third

Avenue Small Cap Value Portfolios)


     Under normal circumstances, each of the Portfolios listed above will invest at least 80% of its respective assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current Prospectus. (See the Prospectus for a detailed discussion of these Portfolios' investments.) Shareholders will be provided with at least 60-days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.



                           ---------------------------

     Unless otherwise indicated, all limitations applicable to a Portfolio's investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio's investment portfolio, resulting from market fluctuations or other changes in a Portfolio's total assets will not require a Portfolio to dispose of an investment until the Adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Portfolio. In the event that ratings services assign different ratings to the same security, the Adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.


                                 PERFORMANCE INFORMATION

         Total return and yield will be computed as described below.

                  Total Return

     Each Portfolio's "average annual total return" figures described and shown in the Prospectus are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

                                        P(1+T)n = ERV

Where: P = a hypothetical initial payment of $1000
T = average annual total return
n = number of years
ERV = Ending Redeemable Value of a hypothetical $1000 payment made at the beginning of the 1, 5, or 10 years (or other) periods at the end of the 1, 5, or 10 years (or other) periods (or fractional portion thereof).

     The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and the deduction of all recurring expenses that were charged to shareholders' accounts. The total return figures do not reflect charges and deductions which are, or may be, imposed under the Contracts.

     The performance of each Portfolio will vary from time to time in response to fluctuations in market conditions, interest rates, the composition of the Portfolio's investments and expenses. Consequently, a Portfolio's performance figures are historical and should not be considered representative of the performance of the Portfolio for any future period.



                  Yield


     From time to time, the Trust may quote the J.P. Morgan Quality Bond Portfolio's, the Lord Abbett Bond Debenture Portfolio's, the PIMCO Money Market Portfolio's, the PIMCO Inflation Protected Bond Portfolio's and the PIMCO Total Return Portfolio's yield and effective yield in advertisements or in reports or other communications to shareholders. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis.


     The annualized current yield for the PIMCO Money Market Portfolio is computed by: (a) determining the net change in the value of a hypothetical pre-existing account in the Portfolio having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the PIMCO Money Market Portfolio may calculate a compound effective annualized yield by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

     The 30-day yield for the Trust's other fixed income Portfolios will be calculated according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

                                            YIELD = 2[a-b+1)6-1]
                                                       ---
                                                       cd
================================================================================


Where:    a =      dividends and interest earned during the period
          b =      expenses accrued for the period (net of reimbursement)
          c =      the average daily number of shares outstanding during the
                   period that were entitled to receive dividends
          d =      the net asset value per share on the last day of the period
For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by the Portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

     Yield information is useful in reviewing a Portfolio's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Portfolio's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Portfolios'
investment portfolios, portfolio maturity, operating expenses and market conditions.

     It should be recognized that in periods of declining interest rates the yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Portfolio's investments, thereby reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite can be expected to occur.


     The yield for the seven day period ended December 31, 2002 for the PIMCO Money Market Portfolio was .002%.


                  Non-Standardized Performance

     In addition to the performance information described above, the Trust may provide total return information with respect to the Portfolios for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

                         PORTFOLIO TRANSACTIONS


     Subject to the supervision and control of the Manager and the Trustees of the Trust, each Portfolio's Adviser is responsible for decisions to buy and sell securities for its account and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. Brokerage commissions are paid on transactions in equity securities traded on a securities exchange and on options, futures contracts and options thereon. Fixed income securities and certain equity securities in which the Portfolios invest are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although prices of such securities usually include a profit to the dealer. In over-the-counter transactions, orders are placed directly with a principal market maker unless a better price and execution can be obtained by using a broker. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter generally referred to as the underwriter's concession or discount. Certain money market securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. U.S. government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. Each Portfolio's Adviser is responsible for effecting its portfolio transactions and will do so in a manner deemed fair and reasonable to the Portfolio and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at a favorable price. In selecting broker-dealers and negotiating commissions, an Adviser considers the firm's reliability, the quality of its execution services on a continuing basis, confidentiality, including trade anonymity, and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to brokers that provide the Portfolios or their Advisers with brokerage and research services within the meaning of Section 28(e) of the Securities Exchange Act of 1934. In doing so, a Portfolio may pay higher commission rates than the lowest available when its Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. Generally, each Portfolio's Adviser is of the opinion that, because this material must be analyzed and reviewed, its receipt and use does not tend to reduce expenses but may benefit the Portfolio or other accounts managed by the Adviser by supplementing the Adviser's research.


     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, a Portfolio's Adviser receives research services from many broker-dealers with which the Adviser places the Portfolio's transactions. The Adviser may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Portfolio. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities.

     As noted above the Adviser may purchase new issues of securities for the Portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Adviser with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Portfolio, other investment advisory clients, and the Adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However NASD Regulation, Inc. has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

     An Adviser, subject to seeking the most favorable price and best execution and in compliance with the Conduct Rules of NASD Regulation, Inc., may consider sales of shares of the Trust as a factor in the selection of broker-dealers. The Board of Trustees has approved a Statement of Directed Brokerage Policies and Procedures for the Trust pursuant to which the Trust may direct the Manager to cause Advisers to effect securities transactions through broker-dealers in a manner that would help to generate resources to (i) pay the cost of certain expenses which the Trust is required to pay or for which the Trust is required to arrange payment pursuant to the management agreement ("Directed Brokerage"); or (ii) reward brokers for past sales of Trust shares ("Reward Brokerage"). The Trustees will review the levels of Directed Brokerage and Reward Brokerage for each Portfolio on a quarterly basis.

     An Adviser may effect portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through which a Portfolio effects its securities transactions may be used by the Portfolio's Adviser in servicing all of its accounts; not all such services may be used in connection with the Portfolio. In the opinion of each Adviser, it is not possible to measure separately the benefits from research services to each of its accounts, including a Portfolio. Whenever concurrent decisions are made to purchase or sell securities by a Portfolio and another account, the Portfolio's Adviser will attempt to allocate equitably portfolio transactions among the Portfolio and other accounts. In making such allocations between the Portfolio and other accounts, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Portfolio and the other accounts. In some cases this procedure could have an adverse effect on a Portfolio. In the opinion of each Adviser, however, the results of such procedures will, on the whole, be in the best interest of each of the accounts.

     The Advisers to the Portfolios may execute portfolio transactions through certain of their affiliated brokers, if any, acting as agent in accordance with the procedures established by the Board of Trustees, but will not purchase any securities from or sell any securities to any such affiliate acting as principal for its own account. It is anticipated that the Adviser to Third Avenue Small Cap Value Portfolio will execute substantially all of the Portfolio's transactions through an affiliated broker.


     The following table shows the amounts of brokerage commissions paid by the Portfolios during the fiscal year ended December 31, 2002 and for certain Portfolios' predecessor funds during the fiscal years ended December 31, 2001 and December 31, 2000.


               Portfolio               2002             2001          2000
               ---------               ====             ----          ----
 J. P. Morgan Quality Bond                $45,685         $31,974       $19,038
                                          =======
 Met/Putnam Capital Opportunities        209,361         106,480       104,913
  ================================        =======

 J.P. Morgan Select Equity                273,561         326,825       301,646
                                          =======

 Lord Abbett Bond Debenture                15,798          12,205         8,839
                                           ======
 Lord Abbett Mid-Cap Value                281,797         206,326       164,367
                                          =======

 Lord Abbett Growth and Income         3,010,714       2,680,960       1,168,068
                     ===                =========
 Lord Abbett Growth Opportunities          55,193      17,496(1)            NA
                                           ======              =
 Met/AIM Mid Cap Core Equity               65,498       4,536 (2)           NA
                                           ======
 Met/AIM Small Cap Growth                  90,532       3,686 (2)           NA
                                           ======
 Janus Aggressive Growth                   81,081      19,766(1)            NA
                                           ======              =
 T. Rowe Price Mid -Cap Growth           392,702      30,275(1)             NA
  =============     =                     =======              =
 MFS Research International               232,887      73,473(1)            NA
                                          =======              =
 Oppenheimer Capital Appreciation         133,685      18,231(1)            NA
                                          =======              =
 PIMCO Money Market                             0           0(1)            NA
                                                =              =
 PIMCO Total Return                        31,455       2,375(1)            NA
                                           ======              =
 PIMCO Innovation                         301,981      42,599(1)            NA
                                          =======              =
 Met/Putnam Research                      269,516     105,097(1)            NA
                                          =======              =
 Harris Oakmark International             65,733       15,235(2)            NA
  ==============                           ======
 Third Avenue Small Cap Value        124,291(3)             NA              NA
 ============================        ==========             ==              ==



-----------------------

(1)      For the period from 2/12/01 through 12/31/01.
                         ======  ==  ==
(2)      For the period from 10/9/01 through 12/31/01.
(3)      For the period from 5/1/02 through 12/31/02.
                              =  =  ==

In  2002,   the   following   Portfolios   paid  the  amounts   indicated  to  a
then-affiliated broker of such Portfolio's Adviser:




                                                  Aggregate Brokerage
                                                  Commissions Paid to     Percentage of Total       Percentage of
                               Affiliated              Affiliate         Brokerage Commissions     Commissionable
       Portfolio              Broker-Dealer                                                         Transactions
Met/Putnam Capital        Archipelago Holding,            $2                     0%                    0%
===================                                       ==                      ==
Opportunities(1)          LLC


PIMCO Total Return        Deutsche Morgan                $90                  0.30%                   2.89%
                                  =======                ===                   =====                  =
                          Grenfell
Third Avenue Small Cap    M.J. Whitman LLC              $106,629                 85.3%                 72.41%
=======================   ================              ========                 =====                 ======
Value
=====
-------------------

(1) Prior to May 1, 2003, the Portfolio was known as J.P. Morgan Small Cap Stock Portfolio. The affiliated broker-dealer listed above is an affiliate of the previous Adviser to the Portfolio and is not affiliated with the current Adviser, Putnam Investment Management, LLC.



                        MANAGEMENT OF THE TRUST

     The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Portfolios' activities, reviewing, among other things, each Portfolio's performance and its contractual arrangements with various service providers. The Trustees elect the officers of the Trust who are responsible for administering the Trust's day-to-day operations.

     Trustees and Officers

     The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 22 Corporate Plaza Drive, Newport Beach, California 92660. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees."

The Trustees


                                                                                             Number of
                                                                                            Port-folios
                                              Term of                                         in Fund
                                            Office and                                        Complex
                                             Length of                                      overseen by
                              Position(s)   Time Served                                       Trustee     Other Directorships
                                                 ------                                       -------
                               Held with                                                                    Held by Trustee
                                        -                                                                       -----------
Name, Age and Address          Registrant                     Principal Occupation(s)
---------------------          ----------
                                                                During Past 5 Years

Elizabeth M. Forget*  (36)   President     From         Since December 2000, President    21                   None
                        ==                                      ==============               ==                   =
                              and Trustee   December     of Met Investors Advisory LLC;

                                            2000 to      since July 2000, Executive Vice
                                            present.     President of MetLife Investors
                                                         Group, Inc.; from June 1996 to
                                                         July 2000, Senior Vice President
                                                         of Equitable Distributors, Inc.
                                                         and Vice President of Equitable
                                                         Life Assurance Society of the
                                                         United States.

-------------------------------------------------------------------------------------------------------------------------------

Disinterested Trustees
-------------------------------------------------------------------------------------------------------------------------------
----------------------------- ------------- ------------ ---------------------------------- ------------- ---------------------

Stephen M. Alderman  (43)    Trustee       From         Since November 1991,               21                   None
                       ==                                                                    ==                   ==
                                            December     Shareholder in the law firm of
                                            2000 to      Garfield and Merel, Ltd.

                                            present.


Jack R. Borsting  (73)       Trustee       From         Since 2001, Professor of           21            Director, Whitman
                    ==                                                                      ==
                                            December     Business Administration and Dean                 Education Group,
                                            2000 to      Emeritus, Marshall School of                     Ivax Diagnostics
                                            present.     Business, University of Southern                 and Los Angeles
                                                         California (USC); from 1995-2001                 Orthopedic
                                                         Executive Director, Center for                   Hospital.
                                                         Telecommunications Management,                  Trustee, The Rose
                                                         ===================
                                                         USC; from 1988 to 1995, Dean of                  Hills Foundation.
                                                                                                                          =
                                                         Marshall School of Business,                     Member, Army
                                                                                                          ============
                                                         USC.                                             Science Board.
                                                                                                          =============


Theodore A. Myers  (72)      Trustee       From         Since 1993, Financial              21            Trustee of 38 Van
                     ==                                                                     ==
                                            December     Consultant.                                      Kampen American
                                            2000 to                                                       Capital closed-end
                                            present.                                                      funds.

Tod H. Parrott  (65)        Trustee       From         Since June 1996, Managing          21            Director, U.S.
     =             ==                                                                       ==

                                            December     Partner, Rockaway Partners Ltd.                  Stock Transfer
                                            2000 to      (financial consultants).                         Corporation;

                                            present.                                                      Director, Bonfire
                                                                                                                  =
                                                                                                          Foundation.

Dawn M. Vroegop  (36)        Trustee       From         Since September 1999, Managing     21            Director, Caywood
                   ==                                                                       ==            ================
                                            December     Director, Dresdner RCM Global                    Scholl Asset
                                                                                                          ============
                                            2000 to      Investors; from July 1994 to                     Management;
                                                                                                          ===========
                                            present.     July 1999, Director, Schroder                    Investment
                                                                                                          ==========
                                                         Capital Management International.                Committee Member
                                                                                                          of City College of
                                                                                                          San Francisco.

Roger T. Wickers  (68)       Trustee       From         Since 1995, retired; from 1980     21            From 1995 to 1998,
                    ==                                                                      ==
                                            December     to 1995, Senior Vice President                   Chairman of the
                                            2000 to      and General Counsel, Keystone                    Board of Directors
                                            present.     Group Inc. and the Keystone                      of two American

                                                         Group of Mutual Funds.                           International Group
                                                                                                          mutual funds.

----------------------------- ------------- ------------ ---------------------------------- ------------- ---------------------


The Executive Officers
-------------------------------------------------------------------------------------------------------------------------------

Jeffrey A. Tupper             Chief         From         Since February 2001, Assistant
(32)                          Financial     August       Vice President of MetLife
                              Officer,      2002 to      Investors Distribution Company;
                              Treasurer     present.     from 1997 to January 2001, Vice
                                                         President of PIMCO Advisors L.P.

Michael K. Farrell            Executive     From
(49)                          Vice          August       Since July 2002, Chief Executive
====                          =====         =======      ================================
                              President     2002 to      Officer of MetLife Investors
                              =========     ========     ============================
                                            present.     Group, Inc. and Met Investors
                                            ========     =============================
                                                         Advisory LLC; since April 2001,
                                                         ===============================
                                                         Chief Executive Officer of
                                                         ==========================
                                                         MetLife Resources and Senior
                                                         ============================
                                                         Vice President of Metropolitan
                                                         ==============================
                                                         Life Insurance Company; since
                                                         =============================
                                                         January 1990, President of
                                                         ==========================
                                                         Michael K. Farrell Associates,
                                                         ==============================
                                                         Inc. (qualified retirement plans
                                                         ================================
                                                         for non-profit organizations)
                                                         =============================

Richard C. Pearson  (59)     Vice          From         Since July 2002, President of
                      ==                                       ======================
                              President     December     MetLife Investors Distribution
                              and           2000 to      Company; since January, 2002,
                              Secretary     present.     Secretary of Met Investors
                                                         Advisory LLC; since January
                                                         2001, Senior Vice President,
                                                         General Counsel and Secretary of
                                                         MetLife Investors Group, Inc.;
                                                         since November 2000, Vice
                                                         President, General Counsel and
                                                         Secretary of Met Investors
                                                         Advisory LLC; from 1998 to
                                                         November 2000, President,
                                                         Security First Group, Inc.; from
                                                         1983 to 1997, Senior Vice
                                                         President, General Counsel,
                                                         Security First Group, Inc.


Mary Moran Zeven              Assistant     From         Since August 2001, Senior Vice
One Federal Street            Secretary     August       President and Senior Managing
Boston, Massachusetts 02110                 2001 to      Counsel, State Street Bank and
(41)                                        present.     Trust Company; from June 2000 to
                                                         August 2001, Vice President and
                                                         Counsel, State Street Bank and
                                                         Trust Company; from 1999 to May
                                                         2000, Vice President and
                                                         Counsel, PFPC, Inc.; from 1996
                                                         to 1999, Counsel, Curtis,
                                                         Mallet-Prevost, Colt & Mosle LLP
                                                         (law firm)

John W. Clark                 Assistant     From May     Since 2001, Vice President and
One Federal Street            Treasurer     2003 to      Senior Director, Fund
Boston, Massachusetts                       present      Administration Division, State
02110                                                    Street Bank and Trust Company;
(36)                                                     from 1996 to 2001, Fund
                                                         Administrator, Investors Bank &
                                                         Trust Company.


* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.

         Committees of the Board


     The Trust has a standing Audit Committee consisting of all of the Disinterested Trustees. The Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of the Trust's financial statements; review with the independent accountants the outline, scope and results of the annual audit; and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. The Audit Committee held two meetings during the fiscal year ended December 31, 2002.

     The Trust has a Nominating and Compensation Committee consisting of all the Disinterested Trustees. The Nominating and Compensation Committee's function is to nominate and evaluate Disinterested Trustee candidates and review the compensation arrangement for each of the Trustees. The Nominating and Compensation Committee will not consider nominees recommended by contract holders. The Nominating and Compensation Committee held one meeting during the fiscal year ended December 31, 2002.

     The Trust has a Valuation Committee consisting of Elizabeth M. Forget, Richard C. Pearson, Jeffrey Tupper, Anthony Dufault and such other officers of the Trust and the Manager, as well as such officers of any Adviser to any Portfolio as are deemed necessary by Ms. Forget, Mr. Pearson, Mr. Tupper or Mr. Dufault from time to time, each of whom shall serve at the pleasure of the Board of Trustees as members of the Valuation Committee. This committee determines the value of any of the Trust's securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided. The Valuation Committee held 19 meetings during the fiscal year ended December 31, 2002.


                  Compensation of the Trustees

     Each Trustee, who is not an employee of the Manager or any of its affiliates, currently receives from the Trust an annual fee of $20,000 plus (i) an additional fee of $2,000 for each regularly scheduled Board meeting attended,
(ii) $2,000 for each special Board meeting attended, (iii) $1,000 for each special committee meeting attended, and (iv) $500 for each telephone meeting attended, plus reimbursement for expenses in attending in-person meetings.


The table below sets forth the compensation paid to each of the current Trustees during the fiscal year ended December 31, 2002.





                                                         Total Compensation
                                     Aggregate           From Fund Complex
                                     Compensation from   Paid to Trustee
Name of Person, Position             Trust

Elizabeth M. Forget, Trustee         None                None


------------------------------------ ------------------- --------------------


------------------------------------ ------------------- --------------------
------------------------------------ ------------------- --------------------
Disinterested Trustees

Stephen M. Alderman                  $27,000            $27,000
                                      =======             =====
Jack R. Borsting                       29,000             29,000
                                        ======              ====
Theodore A. Myers                      29,000              29,000
Tod H. Parrott                        29,000              29,000
     =
Dawn M. Vroegop                        29,000              29,000
Roger T. Wickers                       26,500             26,500
                                        ======              ====



     The Agreement and Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.


     As of April 30, 2003, the officers and Trustees of the Trust as a group did not own any outstanding shares of the Trust.




                        INVESTMENT ADVISORY AND OTHER SERVICES

     The Manager


     The Trust is managed by Met Investors Advisory LLC (the "Manager") which, subject to the supervision and direction of the Trustees of the Trust, has overall responsibility for the general management and administration of the Trust. MetLife Investors Group, Inc., an affiliate of Metropolitan Life Insurance Company, owns all of the outstanding common shares of the Manager and MetLife Investors Distribution Company.


     The Trust and Manager have entered into a Management Agreement dated December 8, 2000, as amended ("Management Agreement"), which was initially approved by the Board of Trustees on December 7, 2000 and by Security First Life Insurance Company (currently known as MetLife Investors USA Insurance Company), as initial shareholder of the Trust, on December 8, 2000. Subject always to the supervision and direction of the Trustees of the Trust, under the Management Agreement the Manager will have (i) overall supervisory responsibility for the general management and investment of each Portfolio's assets; (ii) full discretion to select new or additional Advisers for each Portfolio; (iii) full discretion to enter into and materially modify investment advisory agreements with Advisers; (iv) full discretion to terminate and replace any Adviser; and
(v) full investment discretion to make all determinations with respect to the investment of a Portfolio's assets not then managed by an Adviser. In connection with the Manager's responsibilities under the Management Agreement, the Manager will assess each Portfolio's investment focus and will seek to implement decisions with respect to the allocation and reallocation of each Portfolio's assets among one or more current or additional Advisers from time to time, as the Manager deems appropriate, to enable each Portfolio to achieve its investment goals. In addition, the Manager will monitor compliance of each Adviser with the investment objectives, policies and restrictions of any Portfolio or Portfolios (or portions of any Portfolio) under the management of such Adviser, and review and report to the Trustees of the Trust on the performance of each Adviser. The Manager will furnish, or cause the appropriate Adviser(s) to furnish, to the Trust such statistical information, with respect to the investments that a Portfolio (or portions of any Portfolio) may hold or contemplate purchasing, as the Trust may reasonably request. On the Manager's own initiative, the Manager will apprise, or cause the appropriate Adviser(s) to apprise, the Trust of important developments materially affecting each Portfolio (or any portion of a Portfolio that they advise) and will furnish the Trust, from time to time, with such information as may be appropriate for this purpose. Further, the Manager agrees to furnish, or cause the appropriate Adviser(s) to furnish, to the Trustees of the Trust such periodic and special reports as the Trustees of the Trust may reasonably request. In addition, the Manager agrees to cause the appropriate Adviser(s) to furnish to third-party data reporting services all currently available standardized performance information and other customary data.

     Under the Management Agreement, the Manager also is required to furnish to the Trust, at its own expense and without remuneration from or other cost to the Trust, the following:

o    Office space, all necessary office facilities and equipment.

o Necessary executive and other personnel, including personnel for the performance of clerical and other office functions, other than those functions:

o related to and to be performed under the Trust's contract or contracts for administration, custodial, accounting, bookkeeping, transfer and dividend disbursing agency or similar services by the entity selected to perform such services; or

o related to the investment advisory services to be provided by any Adviser pursuant to an investment advisory agreement with the Manager ("Advisory Agreement").

o Information and services, other than services of outside counsel or independent accountants or investment advisory services to be provided by any Adviser under an Advisory Agreement, required in connection with the preparation of all registration statements, prospectuses and statements of additional information, any supplements thereto, annual, semi-annual, and periodic reports to Trust shareholders, regulatory authorities, or others, and all notices and proxy solicitation materials, furnished to shareholders or regulatory authorities, and all tax returns.

     As compensation for these services the Trust pays the Manager a monthly fee at the following annual rates of each Portfolio's average daily net assets:


------------------------------------------------------------ ---------------------------------------------------------
                         Portfolio                                                     Fee
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
J.P. Morgan Quality Bond                                     0.55% of first $75 million of such assets plus 0.50% of
                                                             such assets over $75 million
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------



------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------



------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
J.P. Morgan Select Equity                                    0.65% of first $50 million of such assets plus 0.60% of
                                                             such assets over $50 million
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------



------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Lord Abbett Bond Debenture                                   0.60%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Lord Abbett Mid-Cap Value                                    0.70% of first $200 million of such assets plus 0.65%
                                                             of such assets over $200 million up to $500 million
                                                             plus 0.625% of such assets over $500 million
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Lord Abbett America's Value                                0.65% of first $500 million of such assets plus 0.60%
             =========  =====                                 ==== =============================================
                                                             of such assets over $500 million
                                                             ================================

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Lord Abbett Growth and Income                                0.60% of first $800 million of such assets plus 0.55%
                                                             of such assets over $800 million up to $1.5 billion
                                                             plus 0.45% of such assets over $1.5 billion

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Lord Abbett Growth Opportunities                             0.70% of first $200 million of such assets plus 0.65%
                                                             of such assets over $200 million up to $500 million
                                                             plus 0.625% of such assets over $500 million
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PIMCO Total Return                                           0.50%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PIMCO Money Market                                           0.40%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

PIMCO Innovation                                             0.95%
                                                              ====

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

PIMCO Inflation Protected Bond                              0.50%
 ==============================                               ===

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

T. Rowe Price Mid-Cap Growth                                 0.75%

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

MFS Research International                                  0.80% of first $200 million of such assets plus 0.75%
                                                             of such assets over $200 million up to $500 million
                                                             plus 0.70% of such assets over $500 up to $1 billion
                                                             plus 0.65% of such assets over $1 billion

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Janus Aggressive Growth                                      0.80% of first $100 million of such assets plus 0.75%
                                                             of such assets over $100 million up to $500 million
                                                             plus 0.70% of such assets over $500 million
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Oppenheimer Capital Appreciation                             0.65% of first $150 million of such assets plus 0.625%
                                                             of such assets over $150 million up to $300 million
                                                             plus 0.60% of such assets over $300 million up to $500
                                                             million plus 0.55% of such assets over $500 million
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Met/AIM Small Cap Growth                                     0.90%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Met/AIM Mid Cap Core Equity                                  0.75%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Met/Putnam Capital Opportunities                             0.85%

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Met/Putnam Research                                          0.80% of first $250 million of such assets plus 0.70%
                                                             of such assets over $250 million

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Harris Oakmark International                                0.85%
 ==============

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Third Avenue Small Cap Value                                0.75%

------------------------------------------------------------ ---------------------------------------------------------


From the management fees, the Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Adviser of each Portfolio.

     The Manager and the Trust have also entered into an expense limitation agreement with respect to certain Portfolios ("Expense Limitation Agreement"), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (with certain exceptions described in the Prospectus) of each such Portfolio are limited to the extent described in the "Management--Expense Limitation Agreement" section of the Prospectus.

     In addition to the management fees, the Trust pays all expenses not assumed by the Manager, including, without limitation, charges for the services and expenses of the independent accountants and legal counsel retained by the Trust, for itself and its Disinterested Trustees, accounting and auditing services, interest, taxes, costs of printing and distributing reports to shareholders, proxy materials and prospectuses, charges of its administrator, custodian, transfer agent and dividend disbursing agent, registration fees, fees and expenses of the Trustees who are not affiliated persons of the Manager, insurance, brokerage costs, litigation, and other extraordinary or nonrecurring expenses. All general Trust expenses are allocated among and charged to the assets of the Portfolios of the Trust on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each Portfolio or the nature of the services performed and relative applicability to each Portfolio. In addition, as discussed below under "Distribution of the Trust's Shares," the Class B, Class C and Class E shares of each Portfolio may pay for certain distribution - related expenses in connection with activities primarily intended to result in the sale of its shares.

     The Management Agreement continues in force for two years from its commencement date, with respect to each Portfolio, and from year to year thereafter, but only so long as its continuation as to each Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Disinterested Trustees, by votes cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement provides that it shall terminate automatically if assigned, and that it may be terminated as to any Portfolio without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Portfolio upon 60 days' prior written notice to the Manager, or by the Manager upon 90 days' prior written notice to the Trust, or upon such shorter notice as may be mutually agreed upon.

     In approving the Management Agreement, the Board of Trustees considered on a Portfolio-by-Portfolio basis the following factors: the nature and quality of the services to be provided by the Manager to the Trust; the Manager's personnel and operations; the Manager's financial condition; the level and method of computing each Portfolio's proposed management fee; comparative performance, fee and expense information for each of the Portfolios with predecessor funds and fee and expense information of comparable funds for each of the Portfolios that did not have a predecessor fund; the profitability of the Trust to the Manager; the direct and indirect benefits, if any, to be derived by the Manager from the relationship with the Trust, such as investment research the Manager could receive in connection with the Portfolios' brokerage commissions; and any possible conflicts of interest.


     The Trust commenced operations in February, 2001. The following table shows the fees paid by the Portfolios to the Manager and any fee waivers or reimbursements during the fiscal year ended December 31, 2002 and by certain of the Portfolios' predecessors to the Manager or current affiliates of the Manager and any fee waivers or reimbursements during the fiscal years ended either December 31, 2001 and December 31, 2000.





                                                                           2002

                                                  ---------------------------------------------------------
                                                     Investment          Investment       Other Expenses
                                                   Management Fee     Management Fee        Reimbursed

                   Portfolio                            Paid               Waived
                   ---------                            ----               ------
J. P. Morgan Quality Bond                             $773,703          $162,747              ---
                                                       ========           ========


J.P. Morgan Select Equity                                  927,582         ---                 ---
                                                            =======

Lord Abbett Bond Debenture                               1,667,067       219,786              ---
                                                          =========        =======
Lord Abbett Mid-Cap Value                                  768,497       10,223               ---
                                                            =======        ======

Lord Abbett Growth and Income                            7,305,609       261,347              ---
                                                          =========        =======
Lord Abbett Growth Opportunities                            99,876       99,876             24,278
                                                             ======        ======              ===
Met/AIM Mid Cap Core Equity                                153,006       153,006            1,238
                                                            =======        =======             ==
Met/AIM Small Cap Growth                                   228,091       228,091            32,720
                                                            =======        =======             ===
Janus Aggressive Growth                                    216,931       159,172             ---
                                                            =======        =======
T. Rowe Price Mid -Cap Growth                             339,766       202,596             ---
 =============     =                                        =======        =======
MFS Research International                                 316,349       326,349            9,963
                                                            =======        =======             ==
Oppenheimer Capital Appreciation                           402,546       132,940             ---
                                                            =======        =======
PIMCO Money Market                                         283,685       78,237              ---
                                                            =======        ======
PIMCO Total Return                                       1,480,483         ---               ---
                                                          =========          ===
PIMCO Innovation                                           290,673       171,885             ---
                                                            =======        =======
Met/Putnam Capital Opportunities                            539,255         ---                 ---
================================                            =======         ===                 ===
Met/Putnam Research                                        437,134       152,623             ---
                                                            =======        =======
Harris Oakmark International                               98,278       98,278             53,996
 ==============                                              ======        ======              ==
Third Avenue Small Cap Value(1)                              82,684        72,400               ---
===============================                              ======        ======               ===






































(1)      For the period 5/1/02 through 12/31/02
                        ==   ==


                                                                              2001

                                                   -----------------------------------------------------------

                                                       Investment          Investment        Other Expenses
                                                   Management Fee Paid   Management Fee        Reimbursed
                    Portfolio                                                 Waived
                    =========                                                 ======
J. P. Morgan Quality Bond                                     $649,876            $123,038         ---
=========================                                     ========            ========         ===
Met/Putnam Capital Opportunities                               698,400                 ---         ---
================================                               =======                 ===         ===
J.P. Morgan Select Equity                                    1,277,190                 ---         ---
=========================                                    =========                 ===         ===
Lord Abbett Bond Debenture                                   1,015,196              59,249         ---
==========================                                   =========              ======         ===
Lord Abbett Mid-Cap Value                                      513,024              14,305         ---
=========================                                      =======              ======         ===
Lord Abbett Growth and Income                                7,151,797               1,650         ---
=============================                                =========               =====         ===
Lord Abbett Growth Opportunities(3)                             28,302              28,302          147,377
====================================                            ======              ======          =======
Met/AIM Mid Cap Core Equity(2)                                   5,949               5,949          41,848
===============================                                  =====               =====          ======
Met/AIM Small Cap Growth(2)                                     12,236              12,236          41,048
============================                                    ======              ======          ======
Janus Aggressive Growth(3)                                      51,898              51,898          138,647
===========================                                     ======              ======          =======
T. Rowe Price Mid-Cap Growth                                    76,853              76,853          106,382
============================                                    ======              ======          =======
MFS Research International(3)                                   63,191              63,191          259,695
==============================                                  ======              ======          =======
Oppenheimer Capital Appreciation(3)                             52,560              52,560          126,640
====================================                            ======              ======          =======
PIMCO Money Market(3)                                           34,302              34,302          108,649
======================                                          ======              ======          =======
PIMCO Total Return(3)                                          144,682             144,682           3,558
======================                                         =======             =======           =====
PIMCO Innovation(3)                                             80,258              80,258          139,043
====================                                            ======              ======          =======
Met/Putnam Research(3)                                         167,571           167,571             9,098
=======================                                        =======           =======             =====
Harris Oakmark International(2)                                 10,479           10,479              43,006
================================                                ======           ======              ======
_______________________
========================



(2)      For the period from 10/9/01 through 12/31/01
(3)      For the period from 2/12/01 through 12/31/01

                                                                            2000

                                                   --------------------------------------------------------

                                                     Investment         Investment        Other Expenses
                                                   Management Fee     Management Fee        Reimbursed
                    Portfolio                            Paid              Waived
                    =========                            ====              ======
J. P. Morgan Quality Bond                                  $497,568       $71,084               ---
=========================                                  ========       =======               ===
Met/Putnam Capital Opportunities                            930,187         ---                 ---
================================                            =======         ===                 ===
J.P. Morgan Select Equity                                 1,631,068         ---                 ---
=========================                                 =========         ===                 ===
Lord Abbett Bond Debenture                                1,231,339        12,622               ---
==========================                                =========        ======               ===
Lord Abbett Mid-Cap Value                                   405,814         ---                 ---
=========================                                   =======         ===                 ===
Lord Abbett Growth and Income                             5,626,286         ---                 ---
=============================                             =========         ===                 ===


_______________________
===========================




         The Advisers

     Pursuant to an Advisory Agreement with the Manager, each Adviser to a Portfolio furnishes continuously an investment program for the Portfolio, makes investment decisions on behalf of the Portfolio, places all orders for the purchase and sale of investments for the Portfolio's account with brokers or dealers selected by such Adviser and may perform certain limited related administrative functions in connection therewith. For its services, the Manager pays each Adviser a fee based on a percentage of the average daily net assets of the Portfolios.


     Each Advisory Agreement will continue in force for one year (approximately two years with respect to the Lord Abbett Growth Opportunities, PIMCO Inflation Protected Bond, PIMCO Total Return, PIMCO Money Market, PIMCO Innovation, T. Rowe Price Mid -Cap Growth, MFS Research International, Janus Aggressive Growth, Oppenheimer Capital Appreciation, Met/AIM Small Cap Growth, Met/AIM Mid Cap Core Equity, Met/Putnam Research, Harris Oakmark International, Lord Abbett America's Value and Third Avenue Small Cap Value Portfolios) from its commencement date, and from year to year thereafter, but only so long as its continuation as to a Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Disinterested Trustees by votes cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement provides that it shall terminate automatically if assigned or if the Management Agreement with respect to the related Portfolio terminates, and that it may be terminated as to a Portfolio without penalty by the Manager, by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Portfolio on not less than 60 days' prior written notice to the Adviser or by the Adviser on not less than 90 days' (60 days' with respect to Janus Aggressive Growth Portfolio) prior written notice to the Manager, or upon such shorter notice as may be mutually agreed upon.


     Each Advisory Agreement provides that the Adviser shall not be subject to any liability to the Trust or the Manager for any act or omission in the course of or connected with rendering services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of the Adviser.

     The Board of Trustees initially approved each Advisory Agreement between the Manager and the respective Adviser on a Portfolio-by-Portfolio basis based on a number of factors relating to the Adviser's ability to perform under its Advisory Agreement. These factors included: the Adviser's management style and long-term performance record with comparable funds or with the Portfolio's predecessor fund, if applicable; the Adviser's current level of staffing and its overall resources; the Adviser's financial condition; and the Adviser's compliance systems and any disciplinary history.


     The Board of Trustees reapproved the Advisory Agreements relating to all of the Portfolios (except for Third Avenue Small Cap Value, Harris Oakmark International and T. Rowe Price Mid-Cap Growth Portfolios whose initial terms had not expired) based on a number of factors relating to each Adviser's ability to perform under its respective Advisory Agreement. These factors included: the Adviser's management style and long-term performance record with respect to each Portfolio; each Portfolio's performance record; the Adviser's current level of staffing and its overall resources; the Adviser's financial condition; the Adviser's compliance systems and any disciplinary history.


     The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission ("Multi-Manager Order"). The Multi-Manager Order permits the Manager, subject to approval of the Board of Trustees, to: (i) select new or additional Advisers for the Trust's Portfolios; (ii) enter into new investment advisory agreements and materially modify existing investment advisory agreements; and (iii) terminate and replace the Advisers without obtaining approval of the relevant Portfolio's shareholders. In such circumstances, shareholders would receive notice of such action, including the information concerning the Adviser that normally is provided in a proxy statement. However, the Manager may not enter into an investment advisory agreement with an "affiliated person" of the Manager (as that term is defined in
Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser") unless the investment advisory agreement with the Affiliated Adviser, including compensation hereunder, is approved by the affected Portfolio's shareholders, including, in instances in which the investment advisory agreement pertains to a newly formed Portfolio, the Portfolio's initial shareholder. Although shareholder approval is not required for the termination of Advisory Agreements, shareholders of a Portfolio continue to have the right to terminate such agreements for the Portfolio at any time by a vote of a majority of outstanding voting securities of the Portfolio.


     Pursuant to the Multi-Manager Order, the Manager effective January 1, 2003 changed Advisers for the State Street Concentrated International Portfolio (now known as Harris Oakmark International Portfolio and MFS Mid Cap Growth Portfolio (now known as T. Rowe Price Mid-Cap Growth Portfolio). Effective May 1, 2003, the Manager changed the Adviser to the J.P. Morgan Small Cap Stock Portfolio (now known as Met/Putnam Capital Opportunities Portfolio). In approving new Advisers for these Portfolios, the Board especially reviewed each Portfolio's performance record and the replacement Adviser's management style and long-term performance record with comparable funds.

     J.P. Morgan Investment Management Inc. is the Adviser to the J. P. Morgan Quality Bond and J.P. Morgan Select Equity Portfolios.

     Lord, Abbett & Co. LLC is the Adviser to the Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett America's Value, Lord Abbett Growth and Income and Lord Abbett Growth Opportunities Portfolios.

     Pacific Investment Management Company LLC is the Adviser to the PIMCO Inflation Protected Bond, PIMCO Total Return and PIMCO Money Market Portfolios.

     PIMCO  Equity  Advisors  LLC,  is  the  Adviser  to  the  PIMCO  Innovation
Portfolio.

     Massachusetts Financial Services Company is the Adviser to the MFS Research International Portfolio.


     Janus Capital Management LLC is the Adviser to the Janus Aggressive Growth Portfolio.


     OppenheimerFunds,   Inc.  is  the  Adviser  to  the   Oppenheimer   Capital
Appreciation Portfolio.

     A I M Capital Management, Inc. is the Adviser to the Met/AIM Small Cap Growth and Met/AIM Mid Cap Core Equity Portfolios.


     Putnam Investment Management, LLC is the Adviser to the Met/Putnam Research and Met/Putnam Capital Opportunities Portfolios.



     Third Avenue Management LLC is the Adviser to the Third Avenue Small Cap Value Portfolio.

     T. Rowe Price Associates, Inc. is the Adviser to the T. Rowe Price Mid-Cap Growth Portfolio.


     Harris Associates L.P. is the Advisor to the Harris Oakmark International Portfolio.


     The following table shows the fees paid with respect to the Portfolios to each Adviser by the Manager for the fiscal year ended December 31, 2002 and with respect to certain of the Portfolios' predecessors to each Adviser by the Manager or current affiliates of the Manager for the fiscal years ended December 31, 2001 and December 31, 2000.



               Portfolio                        2002             2001           2000
               ---------                        ====             ----           ----
J. P. Morgan Quality Bond                     $405,601         $345,170       $267,534
                                              ========         =
Met/Putnam Capital Opportunities              380,557          496,263       656,603
 ================================              =======

J.P. Morgan Select Equity                       626,721         857,549      1,022,968
                                         ==     =======

Lord Abbett Bond Debenture                      958,533         608,809       820,893
                                         ==     =======
Lord Abbett Mid-Cap Value                       494,034         340,203       304,360
                                         ==     =======

Lord Abbett Growth and Income                 4,367,144        4,308,450     3,462,330
                                              =========
Lord Abbett Growth Opportunities                 64,206          18,186         ---
                                           ==    ======
Met/AIM Mid Cap Core Equity                     102,004                         ---
                                                =======
                                                                ---(1)
Met/AIM Small Cap Growth                       164,733                          ---
                                               =======
                                                                ---(1)
Janus Aggressive Growth                        138,759           35,673         ---
                                               =======
T. Rowe Price Mid -Cap Growth                 209,087           42,784         ---
 =============     =                           =======
MFS Research International                     217,490          36,998          ---
                                               =======
Oppenheimer Capital Appreciation               247,721          28,624          ---
                                               =======
PIMCO Money Market                             106,382          11,750          ---
                                               =======
PIMCO Total Return                             740,241          69,227          ---
                                               =======
PIMCO Innovation                               211,264          61,117          ---
                                               =======
Met/Putnam Research                            300,529          115,203         ---
                                               =======
Harris Oakmark International                   69,373                          ---
 ==============                                 ======
                                                                ---(2)
Third Avenue Small Cap Value                    55,589               ---        ---
============================                    ======               ===        ===



------------------------




(1)      Advisory fee was waived by the Portfolio's Adviser.
          ==================================================

(2)      Advisory fee was waived by the Portfolio's then Adviser.
                                        =================       =


         The Administrator

     Pursuant to an administration agreement ("Administration Agreement"), State Street Bank and Trust Company ("Administrator") assists the Manager in the performance of its administrative services to the Trust and provides the Trust with other necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust.


     The Administrator was organized as a Massachusetts trust company. Its principal place of business is at One Federal Street, Boston, Massachusetts 02110. Under the Administration Agreement, the Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly, at a maximum annual rate of 0.04% of the average daily net assets of each Portfolio of the Trust. The Administration Agreement shall remain in effect until December 31, 2003 and shall thereafter continue in effect for successive periods of one year, unless terminated by any party upon not less than sixty (60) days' prior written notice to the other party. For the fiscal period ended December 31, 2002, an aggregate of $4,142,591 (which amount included custody and other fees) was paid to the Administrator.


                             The Distributor


     The Trust has distribution agreements with MetLife Investors Distribution Company ("MID" or the "Distributor") in which MID serves as the Distributor for the Trust's Class A shares, Class B shares, Class C and Class E shares. MID is an indirect wholly-owned subsidiary of MetLife Investors Group, Inc., which is an affiliate of Metropolitan Life Insurance Company. MID's address is 22 Corporate Plaza Drive, Newport Beach, California 92660.


     The Trust's distribution agreements with respect to the Class A, Class B, Class C and Class E shares ("Distribution Agreements") were initially approved by the Board of Trustees at Board meetings held on December 7, 2000 (Class A, Class B, Class C) and April 23, 2001 (Class E). The Distribution Agreements will remain in effect from year to year provided each Distribution Agreement's continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or "interested persons" (as defined in the 1940 Act) of the Trust or a Portfolio and, if applicable, who have no direct or indirect financial interest in the operation of the Class B, Class C or Class E Distribution Plan or any such related agreement and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust.

     The Distributor or its affiliates for the Class A shares will pay for printing and distributing prospectuses or reports prepared for their use in connection with the offering of the Class A shares to prospective contract owners and qualified plan participants and preparing, printing and mailing any other literature or advertising in connection with the offering of the Class A shares to prospective contract owners and qualified plan participants.

     Pursuant to the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan, the Trust compensates the Distributor from assets attributable to the Class B, Class C and Class E shares, as applicable, for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Trust's Class B, Class C and Class E shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Trust prospectuses, statements of additional information and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class B, Class C and Class E shares. The Distributor may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of the Class B, Class C and Class E shares.

     The Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan provide that the Trust, on behalf of each Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively of the average daily net assets of a Portfolio attributable to its Class B shares, Class C shares and Class E shares, respectively, in respect to activities primarily intended to result in the sale of Class B, Class C and Class E shares. However, under the Distribution Agreements, payments to the Distributor for activities pursuant to the Class B Distribution Plan, the Class C Distribution Plan and the Class E
Distribution Plan are limited to payments at an annual rate equal to 0.25%, 0.50% and 0.15% of average daily net assets of a Portfolio attributable to its Class B shares, Class C shares and Class E shares, respectively. Under the terms of the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and the related Distribution Agreements, each Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E shares for such entities' fees or expenses incurred or paid in that regard.

     Each of the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the Trust with respect to Class B shares, Class C shares and Class E shares regardless of the level of expenditures by the Distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and in connection with their annual consideration of the Class B
Distribution Plan's, the Class C Distribution Plan's and the Class E Distribution Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of Trust prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners with respect to the Class B, Class C and Class E shares of the Trust; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class B, Class C and Class E shares of the Trust; (c) holding seminars and sales meetings designed to promote the distribution of Class B, Class C and Class E shares of the Trust; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Trust investment objectives and policies and other information about the Trust and its Portfolios, including the performance of the Portfolios; (3) training sales personnel regarding the Class B, Class C and Class E shares of the Trust; and
(f) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class B, Class C and Class E shares.

     A description of the Class B Distribution Plan with respect to the Class B shares and related services and fees thereunder is provided in the Prospectus for the Class B shares of the Portfolios. A description of the Class C Distribution Plan with respect to the Class C shares and related services and fees thereunder is provided in the Prospectus for the Class C shares of the Portfolios. On December 7, 2000, the Board of Trustees of the Trust, including the Disinterested Trustees unanimously approved the Class B Distribution Plan and the Class C Distribution Plan. A description of the Class E Distribution Plan with respect to the Class E shares and related services and fees thereunder is provided in the Prospectus for the Class E shares of the Portfolios. On April 23, 2001, the Board of Trustees of the Trust including the Disinterested Trustees unanimously approved the Class E Distribution Plan.

     The Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and any Rule 12b-1 related agreement that is entered into by the Trust or the Distributor of the Class B, Class C and Class E shares in connection with the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by vote of a majority of the Trust's Board of Trustees, and of a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan or any Rule 12b-1 related agreement, as applicable. In addition, the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and any Rule 12b-1 related agreement may be terminated as to Class B shares, Class C shares or Class E shares of a Portfolio at any time, without penalty, by vote of a majority of the outstanding Class B shares, Class C shares or Class E shares of the Portfolio, as applicable, or by vote of a majority of the Disinterested Trustees. The Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan each also provides that it may not be amended to increase materially the amount (up to 0.50% [1.00% with respect to Class C and 0.25% with respect to Class E] of average daily net assets annually) that may be spent for distribution of Class B, Class C and Class E shares of any Portfolio without the approval of Class B, Class C and Class E shareholders, as applicable, of that Portfolio.

     The Distributor for each class of shares will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws. In the capacity of agent, the Distributor currently offers shares of each Portfolio on a continuous basis to qualified pension and profit sharing plans and to the separate accounts of insurance companies offering the Contracts in all states in which the Portfolio or the Trust may from time to time be registered or where permitted by applicable law. The Distribution Agreement provides that the Distributor shall accept orders for shares at net asset value without a sales commission or sale load being charged. The Distributor has made no firm commitment to acquire shares of any Portfolio.


     The table below shows the amount paid by each Portfolio to the Distributor pursuant to the Class B and Class E Distribution Plans for the year ended December 31, 2002:*



 Portfolio                           Total Distribution Fee Paid to Distributor
 ---------                           ------------------------------------------
J. P. Morgan Quality Bond                                     $44,137
                                                               ======
Met/Putnam Capital Opportunities                              4,187
 ================================                               ===

J.P. Morgan Select Equity                                      16,218
                                                                =====

Lord Abbett Bond Debenture                                    220,581
                                                               ======
Lord Abbett Mid-Cap Value                                      86,256
                                                                =====

Lord Abbett Growth and Income                                 526,771
                                                               ======
Lord Abbett Growth Opportunities                               28,347
                                                                =====
Met/AIM Mid Cap Core Equity                                    42,838
                                                                =====
Met/AIM Small Cap Growth                                       52,276
                                                                =====
Janus Aggressive Growth                                        62,489
                                                                =====
T. Rowe Price Mid -Cap Growth                                 90,961
 =============     =                                            ====
MFS Research International                                     79,573
                                                                =====
Oppenheimer Capital Appreciation                              153,365
                                                               ======
PIMCO Money Market                                            176,346
                                                               ======
PIMCO Total Return                                            479,293
                                                               ======
PIMCO Innovation                                               30,669
                                                                =====
Met/Putnam Research                                            58,334
                                                                =====
Harris Oakmark International                                  19,807
 ==============                                                 ====
Third Avenue Small Cap Value                                   20,353
============================                                   ======

         *The Trust currently does not offer Class C shares.

The amounts received by the Distributor have been used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Trust prospectuses, statements of additional information and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class B and Class E shares.

         Code of Ethics

     The Trust, its Manager, its Distributor, and each of its Advisers, have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these Codes of Ethics permits the personnel of their respective organizations to invest in securities for their own accounts. A copy of each of the Codes of Ethics is on public file with, and is available from the Securities and Exchange Commission.

          Custodian

     State Street Bank and Trust Company ("State Street Bank"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the Trust. Under the custody agreement, State Street Bank holds the Portfolios' securities, provides fund accounting and keeps all necessary records and documents.

                  Transfer Agent

     State Street Bank also serves as transfer agent for the Trust.

                  Legal Matters

     Certain legal matters are passed on for the Trust by Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006.

                  Independent Auditors

     Deloitte  &  Touche  LLP,   located  at  200   Berkeley   Street,   Boston,
Massachusetts 02116, serves as the Trust's independent auditors.

                          REDEMPTION OF SHARES

     The Trust may suspend redemption privileges or postpone the date of payment on shares of the Portfolios for more than seven days during any period (1) when the New York Stock Exchange is closed or trading on the Exchange is restricted as determined by the Securities and Exchange Commission, (2) when an emergency exists, as defined by the Securities and Exchange Commission, which makes it not reasonably practicable for a Portfolio to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the Securities and Exchange Commission may otherwise permit.

     The value of the shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption.

                                       NET ASSET VALUE


     The net asset value per share of each Portfolio is determined as of the close of regular trading of the New York Stock Exchange (currently 4:00 p.m., Eastern Time), each day the Exchange is open for trading. Currently, the Exchange is closed on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Portfolio securities for which the primary market is on a domestic or foreign exchange will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Portfolio securities traded over-the-counter and reported on NASDAQ will report the Nasdaq Official Closing Price ("NOCP"). The NOCP will be calculated on each business day at 4:00:02 p.m. Eastern time as follows: (i) if the last traded price of a listed security reported by a Nasdaq member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Portfolio securities which are traded over-the-counter and not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.


     In the case of any  securities  which  are not  actively  traded,  reliable market quotations may not be considered to be readily available. These investments are stated at fair value as determined under the direction of the Trustees. Such fair value is expected to be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

     If any securities held by a Portfolio are restricted as to resale, their fair value will be determined following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Portfolio in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

     Notwithstanding the foregoing, short-term debt securities with maturities of 60 days or less will be valued at amortized cost.

     The PIMCO Money Market Portfolio's investment policies and method of securities valuation are intended to permit the Portfolio generally to maintain a constant net asset value of $1.00 per share by computing the net asset value per share to the nearest $.01 per share. The Portfolio is permitted to use the amortized cost method of valuation for its portfolio securities pursuant to regulations of the Securities and Exchange Commission. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. The net asset value per share would be subject to fluctuation upon any significant changes in the value of the Portfolio's securities. The value of debt securities, such as those in the Portfolio, usually reflects yields generally available on securities of similar yield, quality and duration. When such yields decline, the value of a portfolio holding such securities can be expected to decline. Although the Portfolio seeks to maintain the net asset value per share of the Portfolio at $1.00, there can be no assurance that net asset value will not vary.

     The Trustees of the Trust have undertaken to establish procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include the determination, at such intervals as the Trustees deem appropriate, of the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one half of one percent, the Trustees are required to promptly consider what action, if any, should be initiated.

     With respect to Portfolios other than the PIMCO Money Market Portfolio, foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of the Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Trust's Board of Trustees. All securities and other assets of a Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

     The Manager may, from time to time, under the general supervision of the Board of Trustees or the valuation committee, utilize the services of one or more pricing services available in valuating the assets of the Trust. The Manager will continuously monitor the performance of these services.

                               FEDERAL INCOME TAXES

     Each Portfolio intends to qualify each year as a "regulated investment company" under the Code. By so qualifying, a Portfolio will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed.

     In order to so qualify, a Portfolio must, among other things, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks or securities; and (2) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (a) at least 50% of the market value of the Portfolio's assets is represented by cash, government securities and other securities limited in respect of any one issuer to 5% of the value of the Portfolio's assets and to not more than 10% of the voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in securities of any one issuer (other than government securities).

     As a regulated investment company, a Portfolio will not be subject to federal income tax on net investment income and capital gains (short- and long-term), if any, that it distributes to its shareholders if at least 90% of its net investment income and net short-term capital gains for the taxable year are distributed, but will be subject to tax at regular corporate rates on any income or gains that are not distributed. In general, dividends will be treated as paid when actually distributed, except that dividends declared in October, November or December and made payable to shareholders of record in such a month will be treated as having been paid by the Portfolio (and received by shareholders) on December 31, provided the dividend is paid in the following January. Each Portfolio intends to satisfy the distribution requirement in each taxable year.

     The Portfolios will not be subject to the 4% federal excise tax imposed on registered investment companies that do not distribute all of their income and gains each calendar year because such tax does not apply to a registered investment company whose only shareholders are either tax-exempt pension trusts or segregated asset accounts of life insurance companies held in connection with variable annuity and/or variable life insurance policies.

     The Trust intends to comply with section 817(h) of the Code and the regulations issued thereunder. As required by regulations under that section, the only shareholders of the Trust and its Portfolios will be life insurance company segregated asset accounts (also referred to as separate accounts) that fund variable life insurance or annuity contracts, tax-exempt pension trusts, and MetLife Investors USA Insurance Company, the initial shareholder of the Portfolios, and its affiliates. See the prospectus or other material for the Contracts for additional discussion of the taxation of segregated asset accounts and of the owner of the particular Contract described therein.

     Section 817(h) of the Code and Treasury Department regulations thereunder impose certain diversification requirements on the segregated asset accounts investing in the Portfolios of the Trust. These requirements, which are in addition to the diversification requirements applicable to the Trust under the 1940 Act and under the regulated investment company provisions of the Code, may limit the types and amounts of securities in which the Portfolios may invest. Failure to meet the requirements of section 817(h) could result in current taxation of the owner of the Contract on the income of the Contract.

     The Trust may therefore find it necessary to take action to ensure that a Contract continues to qualify as a Contract under federal tax laws. The Trust, for example, may be required to alter the investment objectives of a Portfolio or substitute the shares of one Portfolio for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected Portfolio and the approval of a majority of such shareholders and without prior approval of the Securities and Exchange Commission, to the extent legally required.

     In certain foreign countries, interest and dividends are subject to a tax which is withheld by the issuer. U.S. income tax treaties with certain countries reduce the rates of these withholding taxes. The Trust intends to provide the documentation necessary to achieve the lower treaty rate of withholding whenever applicable or to seek refund of amounts withheld in excess of the treaty rate.

     Portfolios that invest in foreign securities may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of a Portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long a Portfolio held its investment. In addition, a Portfolio could be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. To avoid such tax and interest, a Portfolio's investment adviser intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains will be considered ordinary income, which a Portfolio will be required to distribute even though it has not sold the security.

                             ORGANIZATION AND CAPITALIZATION OF THE TRUST


     The Trust is a Delaware business trust organized on July 27, 2000. A copy of the Trust's Agreement and Declaration of Trust, which is governed by Delaware law, is filed as an exhibit to the Trust's registration statement. The Trust is the successor to the Security First Trust and Cova Series Trust, the series of which were converted to Portfolios of the Trust, effective February 12, 2001. Effective May 1, 2002, Met/AIM Mid Cap Equity Portfolio changed its name to Met/AIM Mid Cap Core Equity Portfolio. Effective January 1, 2003, State Street Research Concentrated International Portfolio changed its name to Harris Oakmark International Portfolio and MFS Mid Cap Growth Portfolio changed its name to T. Rowe Price Mid-Cap Growth Portfolio. Effective May 1, 2003, J.P. Morgan Small Cap Growth Portfolio changed its name to Met/Putnam Capital Opportunities Portfolio.


     The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $.001 per share, of one or more series. Currently, the Trustees have established and designated twenty-three series. Each series of shares represents the beneficial interest in a separate Portfolio of assets of the Trust, which is separately managed and has its own investment objective and policies. The Trustees of the Trust have authority, without the necessity of a shareholder vote, to establish additional portfolios and series of shares. The shares outstanding are, and those offered hereby when issued will be, fully paid and nonassessable by the Trust. The shares have no preemptive, conversion or subscription rights and are fully transferable.


     The Trust is authorized to issue four classes of shares (Class A, Class B, Class C and Class E) on behalf of each Portfolio. Currently, Class C shares are not offered. The Trust currently offers Class A and Class B shares on behalf of each Portfolio. Class E shares are currently offered on behalf of the Lord Abbett Bond Debenture, T. Rowe Price Mid -Cap Growth, MFS Research International, Janus Aggressive Growth, PIMCO Total Return, PIMCO Innovation, Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth and Harris Oakmark International Portfolios. Class A shares are offered at net asset value and are not subject to distribution fees imposed pursuant to a distribution plan. Class B and Class E shares are offered at net asset value and are subject to distribution fees imposed pursuant to each Class' Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act.


     The three classes of shares are currently offered under the Trust's multi-class distribution system approved by the Trust's Board of Trustees on December 7, 2000, which is designed to allow promotion of insurance products investing in the Trust through alternative distribution channels. In addition, Class A shares of certain Portfolios are offered to qualified pension and retirement plans. Under the Trust's multi-class distribution system, shares of each class of a Portfolio represent an equal pro rata interest in that Portfolio and, generally, will have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees under the Distribution Plan.


     The Trust continuously offers its shares to separate accounts of insurance companies in connection with the Contracts and to qualified pension and retirement plans. Class A, Class B and Class E shares currently are sold to the following: (i) insurance company separate accounts in connection with Contracts issued by the following affiliated insurance companies - Metropolitan Life Insurance Company, MetLife Investors Insurance Company, MetLife Investors Insurance Company of California, First MetLife Investors Insurance Company, MetLife Investors USA Insurance Company, New England Financial Life Insurance Company, General American Life Insurance Company (collectively, "MetLife"); and
(ii) 401(k) plans. As of April 30, 2003, MetLife owned substantially all of the Trust's outstanding Class A, Class B and Class E shares and, as a result, may be deemed to be a control person with respect to the Trust.

     As a "series" type of mutual fund, the Trust issues separate series of share of beneficial interest with respect to each Portfolio. Each Portfolio resembles a separate fund issuing a separate class of stock. Because of current federal securities law requirements, the Trust expects that its shareholders will offer to owners of the Contracts ("Contract owners") the opportunity to instruct them as to how shares allocable to their Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. To the Trust's knowledge, as of March 31, 2003 none of the Contracts currently owned entitled any individual to give voting instructions regarding more than 5% of the outstanding shares of any Portfolio.


     The Trust may in the future offer its shares to separate accounts of other insurance companies. The Trust does not currently foresee any disadvantages to Contract owners arising from offering the Trust's shares to separate accounts of insurance companies that are unaffiliated with each other. However, it is theoretically possible that, at some time, the interests of various Contract owners participating in the Trust through their separate accounts might conflict. In the case of a material irreconcilable conflict, one or more separate accounts might withdraw their investments in the Trust, which would possibly force the Trust to sell portfolio securities at disadvantageous prices. The Trustees of the Trust intend to monitor events for the existence of any material irreconcilable conflicts between or among such separate accounts and will take whatever remedial action may be necessary.

     The assets received from the sale of shares of a Portfolio, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, constitute the underlying assets of the Portfolio. The underlying assets of a Portfolio are required to be segregated on the Trust's books of account and are to be charged with the expenses with respect to that Portfolio. Any general expenses of the Trust not readily attributable to a Portfolio will be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Portfolio and the other Portfolios.

     Each share has one vote, with fractional shares voting proportionately. Shareholders of a Portfolio are not entitled to vote on any matter that requires a separate vote of the shares of another Portfolio but which does not affect the Portfolio. The Agreement and Declaration of Trust does not require the Trust to hold annual meetings of shareholders. Thus, there will ordinarily be no annual shareholder meetings, unless otherwise required by the 1940 Act. The Trustees of the Trust may appoint their successors until fewer than a majority of the
Trustees  have  been  elected  by  shareholders,  at  which  time a  meeting  of shareholders will be called to elect Trustees. Under the Agreement and Declaration of Trust, any Trustee may be removed by vote of the Trustees or vote of two-thirds of the outstanding shares of the Trust. Holders of 10% or more of the outstanding shares can require the Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. If ten or more shareholders who have been such for at least six months and who hold in the aggregate shares with a net asset value of at least $25,000 inform the Trustees that they wish to communicate with other shareholders, the Trustees either will give such shareholders access to the shareholder lists or will inform them of the cost involved if the Trust forwards materials to the shareholders on their behalf. If the Trustees object to mailing such materials, they must inform the Securities and Exchange Commission and thereafter comply with the requirements of the 1940 Act.

                                    FINANCIAL STATEMENTS


     The financial statements of the Portfolios for the year ended December 31, 2002, including notes to the financial statements and financial highlights and the Report of Deloitte & Touche LLP, Independent Auditors, are included in the Annual Report of the Trust, which is incorporated by reference in this Statement of Additional Information. A copy of the Annual Report accompanies this Statement of Additional Information. The financial statements (including the Report of Independent Auditors) included in the Annual Report are incorporated herein by reference.

                                                                 A - 3
{W0041740; 5}

                                                                 A - 1
{W0041740; 5}

                                                                    APPENDIX

                                                          SECURITIES RATINGS

Standard & Poor's Bond Ratings

     A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt of a higher rated category. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and to repay principal for debt in this category than for higher rated categories. Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. The rating "C" is reserved for income bonds on which no interest is being paid. Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears. The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Bond Ratings

     Bonds which are rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category. Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Commercial Paper Ratings

     "A" is the highest commercial paper rating category utilized by Standard & Poor's, which uses the numbers "1+", "1", "2" and "3" to denote relative strength within its "A" classification. Commercial paper issuers rated "A" by Standard & Poor's have the following characteristics. Liquidity ratios are better than industry average. Long-term debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management. Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities. The rating "C" is assigned to short-term debt obligations with a doubtful capacity for repayment. An issue rated "D" is either in default or is expected to be in default upon maturity.

Moody's Commercial Paper Ratings

     "Prime-1" is the highest commercial paper rating assigned by Moody's, which uses the numbers "1", "2" and "3" to denote relative strength within its highest classification of Prime. Commercial paper issuers rated Prime by Moody's have the following characteristics. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer terms, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

     Fitch IBCA, Inc. Commercial Paper Ratings. Fitch Investors Service L.P. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

     Duff & Phelps Inc. Commercial Paper Ratings. Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

     Thomson BankWatch, Inc. ("BankWatch") Commercial Paper Ratings. BankWatch will assign both short-term debt ratings and issuer ratings to the issuers it rates. BankWatch will assign a short-term rating ("TBW-1", "TBW-2", "TBW-3", or "TBW-4") to each class of debt (e.g., commercial paper or non-convertible debt), having a maturity of one-year or less, issued by a holding company structure or an entity within the holding company structure that is rated by BankWatch. Additionally, BankWatch will assign an issuer rating ("A", "A/B", "B", "B/C", "C", "C/D", "D", "D/E", and "E") to each issuer that it rates.

     Various of the NRSROs utilize rankings within rating categories indicated by a + or -. The Portfolios, in accordance with industry practice, recognize such rankings within categories as graduations, viewing for example Standard & Poor's rating of A-1+ and A-1 as being in Standard & Poor's highest rating category.

                             Table of Contents

                                                                           Page



INVESTMENT OBJECTIVES AND POLICIES..........................................4
 Asset-Backed Securities....................................................4
 Brady Bonds................................................................5
 Convertible Securities.....................................................5
 Credit Default Swaps.......................................................6
 Depositary Receipts........................................................6
 Dollar Roll Transactions...................................................7

 Event-Linked Bonds.........................................................8
 Floaters...................................................................8
 Foreign Currency Transactions..............................................8
 Foreign Securities........................................................12
                                                                            =
 Forward Commitments, When-Issued and Delayed Delivery Securities..........16
                                                                            =
 High Yield/High Risk Debt Securities......................................16
                                                                            =
 Hybrid Instruments........................................................17
                                                                            =
 Illiquid Securities.......................................................17
                                                                            =
 Interest Rate Transactions................................................18
                                                                            =
 Investment Grade Corporate Debt Securities................................20
                                                                            =
 Loans and Other Direct Indebtedness.......................................20
                                                                            =
 Money Market Securities...................................................21
                                                                            =
 Mortgage-Backed Securities................................................22
                                                                            =
 Municipal Fixed Income Securities.........................................24
                                                                            =
 Options and Futures Strategies............................................26
                                                                            =
 Other Investment Companies................................................30
                                                                            =
 Portfolio Turnover........................................................31
                                                                            =
 Preferred Stocks..........................................................31
                                                                            =
 Real Estate Investment Trusts.............................................31
                                                                            =
 Repurchase Agreements.....................................................32
                                                                            =
 Reverse Repurchase Agreements.............................................32
                                                                            =
 Rights and Warrants.......................................................33
                                                                            =
 Securities Loans..........................................................33
                                                                            =
 Short Sales...............................................................34
                                                                            =
 Structured Notes.............................................................
 =============================================================================
 U.S. Government Securities................................................35
                                                                            =
 Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds..................35
                                                                            =
INVESTMENT RESTRICTIONS....................................................36
                                                                           =
 Fundamental Policies......................................................36
                                                                           =
 Non-Fundamental Policies..................................................37
                                                                           =
PERFORMANCE INFORMATION....................................................40
                                                                           =
 Total Return..............................................................40
                                                                            =
 Yield.....................................................................40
                                                                            =
 Non-Standardized Performance..............................................41
                                                                            =
PORTFOLIO TRANSACTIONS.....................................................42
                                                                           =
MANAGEMENT OF THE TRUST....................................................45
                                                                           =
 Trustees and Officers.....................................................45
                                                                            =
 Committees of the Board...................................................49
                                                                            =
 Compensation of the Trustees..............................................49
                                                                            =
INVESTMENT ADVISORY AND OTHER SERVICES.....................................50
                                                                            =
 The Manager...............................................................50
                                                                            =
 The Advisers..............................................................57
                                                                            =
 The Administrator.........................................................60
                                                                            =
 The Distributor...........................................................61
                                                                            =
 Code of Ethics............................................................64
                                                                            =
 Custodian.................................................................64
                                                                            =
 Transfer Agent............................................................65
                                                                            =
 Legal Matters.............................................................65
                                                                            =
 Independent Auditors......................................................65
                                                                           =
REDEMPTION OF SHARES.......................................................65
                                                                            =
NET ASSET VALUE............................................................65
                                                                            =
FEDERAL INCOME TAXES.......................................................67
                                                                            =
ORGANIZATION AND CAPITALIZATION OF THE TRUST...............................69
                                                                            =
FINANCIAL STATEMENTS.......................................................71
                                                                            =
APPENDIX..................................................................A-1


----------------------

     No person has been authorized to give any information or to make any representation not contained in this Statement of Additional Information or in the Prospectus and, if given or made, such information or representation must not be relied upon as having been authorized. This Statement of Additional Information does not constitute an offering of any securities other than the registered securities to which it relates or an offer to any person in any state or other jurisdiction of the United States or any country where such offer would be unlawful.

                             MET INVESTORS SERIES TRUST

                                       PART C

                                   Other Information

Item 23. EXHIBITS

All references are to the Registrant's registration statement on Form N-1A as filed with the SEC on October 23, 2000, File Nos. 333-48456 and 811-10183 (the "Registration Statement")

---------------------------- ------------------------------------------------------------------------

Exhibit No.                  Description of Exhibits
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(a)(1)                       Agreement and Declaration of Trust is incorporated by reference to the
                             Registration Statement.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(a)(2)                       Certificate of Trust is incorporated by reference to the Registration
                             Statement.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(b)                          By-Laws are incorporated by reference to the Registration Statement.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(c)                          None other than Exhibit 1.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(1)                       Management Agreement between Registrant and Met Investors Advisory
                             Corp. is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed with the SEC on January 5, 2001
                             ("Pre-Effective Amendment No. 1").

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(1)(i)                    Form of Amendment No. 1 to Management Agreement is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration
                             Statement filed with the SEC on February 5, 2001 ("Pre-Effective
                             Amendment No. 2").

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(1)(ii)                   Form of Amendment No. 2 to Management Agreement is incorporated by reference to Post-Effective Amendment No. 4 to the Registration
                             Statement filed with the SEC on July 23, 2001 ("Post-Effective
                             Amendment No. 4").

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(1)(iii)                  Form of Amendment No. 3 to Management Agreement is incorporated by reference to Post-Effective Amendment No. 6 to the Registration
                             Statement filed with the SEC on February 14, 2002 ("Post-Effective
                             Amendment No. 6").

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(1)(iv)                   Form of Amendment No. 4 to Management Agreement is incorporated by reference to Post-Effective Amendment No. 9 to the Registration
                             Statement filed with the SEC on February 14, 2003 ("Post-Effective
                             Amendment No. 9").

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(1)(v)                    Form of Agreement No. 5 to Management Agreement is incorporated by reference to Post-Effective Amendment No. 9.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(2)                       Form of Investment Advisory Agreement between J.P. Morgan Investment
                             Management Inc. and Met Investors Advisory Corp. with respect to the
                             J.P. Morgan Quality Bond Portfolio is incorporated by reference to the
                             Registration Statement.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------




---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------




---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------




---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(2)(i)                   Form of Amendment No. 1 to Investment Advisory Agreement with respect to J.P. Morgan Quality Bond Portfolio is incorporated  by reference to Post-Effective Amendment No. 9.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(3)                       Deleted.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(3)(i)                    Deleted.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(4)                       Deleted.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(4)(i)                    Deleted.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(5)                       Form of Investment Advisory Agreement between J.P. Morgan Investment
                             Management Inc. and Met Investors Advisory Corp. with respect to the
                             J.P. Morgan Select Equity Portfolio is incorporated by reference to the Registration Statement.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(5)(i)                   Form of Amendment No. 1 to Investment Advisory Agreement with respect to J.P. Morgan Select Equity Portfolio is incorporated by reference to Post-Effective Amendment No. 9.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(6)                       Deleted.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(7)                       Form of Investment Advisory Agreement between Lord, Abbett & Co. and
                             Met Investors Advisory Corp. with respect to the Lord Abbett Bond
                             Debenture Portfolio is incorporated by reference to the Registration
                             Statement.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(7)(i)                    Form of Amendment No. 1 to Investment Advisory Agreement with respect to Lord Abbett Bond Debenture Portfolio is incorporated by reference to Post-Effective Amendment No. 9.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(8)                       Form of Investment Advisory Agreement between Lord, Abbett & Co. and
                             Met Investors Advisory Corp. with respect to the Lord Abbett Mid-Cap
                             Value Portfolio is incorporated by reference to the Registration
                             Statement.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(8)(i)                    Form of Amendment No. 1 to Investment Advisory Agreement with respect to Lord Abbett Mid-Cap Value Portfolio is incorporated by reference to
                             Pre-Effective Amendment No. 1.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(9)                       Deleted.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(10)                      Form of Investment Advisory Agreement between Lord, Abbett & Co. and
                             Met Investors Advisory Corp. with respect to the Lord Abbett Growth and Income Portfolio is incorporated by reference to the Registration
                             Statement.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(10)(i)                   Form of Amendment No. 1 to Investment Advisory Agreement with respect to Lord Abbett Growth and Income Portfolio is incorporated by reference to Post-Effective Amendment No. 9.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(11)                      Deleted.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(12)                      Deleted.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(13)                      Deleted.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(14)                      Deleted.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(15)                      Deleted.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(16)                      Form of Investment Advisory Agreement between Lord, Abbett & Co. and
                             Met Investors Advisory Corp. with respect to the Lord Abbett Growth
                             Opportunities Portfolio is incorporated by reference to Pre-Effective
                             Amendment No. 1.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(17)                      Form of Investment Advisory Agreement between Putnam Investment
                             Management LLC and Met Investors Advisory Corp. with respect to the
                             Met/Putnam Research Portfolio is incorporated by reference to
                             Pre-Effective Amendment No. 2.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(18)                      Form of Investment Advisory Agreement between Pacific Investment
                             Management Company LLC and Met Investors Advisory Corp. with respect to the PIMCO Total Return Portfolio is incorporated by reference to
                             Pre-Effective Amendment No. 2.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(19)                      Form of Investment Advisory Agreement between Pacific Investment
                             Management Company LLC and Met Investors Advisory Corp. with respect to the PIMCO Money Market Portfolio is incorporated by reference to
                             Pre-Effective Amendment No. 2.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(20)                      Form of Investment Advisory Agreement between PIMCO Advisors L.P. and
                             Met Investors Advisory Corp. with respect to the PIMCO Innovation
                             Portfolio is incorporated by reference to Pre-Effective Amendment No.
                             2.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(20)(i)                  Form of Amendment No. 1 to Investment Advisory Agreement with respect to PIMCO Innovation Portfolio is incorporated by reference to
                             Post-Effective Amendment No. 9.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(21)                      Deleted.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(22)                      Form of Investment Advisory Agreement between Massachusetts Financial
                             Services Company and Met Investors Advisory Corp. with respect to the
                             MFS Research International Portfolio is incorporated by reference to
                             Pre-Effective Amendment No. 2.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(23)                      Investment Advisory Agreement between Janus Capital Management LLC and
                             Met Investors Advisory LLC with respect to the Janus Aggressive Growth
                             Portfolio is incorporated by reference to Post-Effective Amendment
                             No. 8 to the Registration Statement filed with the SEC on May 1, 2002
                             ("Post-Effective Amendment No. 8").


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(23)(i)                   Form of Amendment No. 1 to Investment Advisory Agreement with respect to the Janus Aggressive Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 8.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(24)                      Form of Investment Advisory Agreement between OppenheimerFunds, Inc.
                             and Met Investors Advisory Corp. with respect to the Oppenheimer
                             Capital Appreciation Portfolio is incorporated by reference to
                             Pre-Effective Amendment No. 2.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(25)                      Form of Investment Advisory Agreement between AIM Advisors, Inc. and
                             Met Investors Advisory Corp. with respect to the Met/AIM Small Cap
                             Growth Portfolio is incorporated by reference to Post-Effective
                             Amendment No. 5 to the Registration Statement filed with the SEC on
                             October 9, 2001 ("Post-Effective Amendment No. 5").

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(26)                      Form of Investment Advisory Agreement between AIM Advisors, Inc. and
                             Met Investors Advisory Corp. with respect to the Met/AIM Mid Cap
                             Equity Portfolio (currently known as Met/AIM Mid Cap Core Equity
                             Portfolio) is incorporated by reference to Post-Effective Amendment
                             No. 5.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(27)                      Deleted.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(28)                      Form of Investment Advisory Agreement between EQSF Advisers, Inc.
                             (currently known as Third Avenue Management LLC) and Met Investors
                             Advisory LLC with respect to the Third Avenue Small Cap Value
                             Portfolio is incorporated by reference to Post-Effective Amendment No.
                             6.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(29)                      Form of Investment Advisory Agreement between Harris Associates L.P.
                             and Met Investors Advisory LLC with respect to the Harris Oakmark
                             International Portfolio is incorporated by reference to Post-Effective
                             Amendment No. 9.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(30)                      Form of Investment Advisory Agreement between Putnam Investment
                             Management LLC and Met Investors Advisory LLC with respect to
                             Met/Putnam Capital Opportunities Portfolio is incorporated by reference to Post-Effective Amendment No. 9.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(31)                      Form of Investment Advisory Agreement between T. Rowe Price
                             Associates, Inc. and Met Investors Advisory LLC with respect to T.
                             Rowe Price Mid-Cap Growth Portfolio is incorporated by reference to
                             Post-Effective Amendment No. 9.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(32)                      Form of Investment Advisory Agreement between Lord, Abbett & Co. and
                             Met Investors Advisory LLC with respect to Lord Abbett America's Value
                             Portfolio is incorporated by reference to Post-Effective Amendment No.
                             9.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(33)                      Form of Investment Advisory Agreement between Pacific Investment
                             Management Company LLC and Met Investors Advisory LLC with respect to
                             PIMCO Inflation Protected Bond Portfolio is incorporated by reference to Post-Effective Amendment No. 9.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(1)                       Form of Participation Agreement is incorporated by reference to
                             Post-Effective Amendment No. 4.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(e)(2)                       Form of Second Amended and Restated Distribution Agreement between the
                             Registrant and MetLife Investors Distribution Company with respect to the Class A shares is incorporated by reference to Post-Effective
                             Amendment No. 9.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(e)(2)(i)                    Form of Amendment No. 1 to Second Amended and Restated Distribution
                             Agreement with respect to the Class A shares is incorporated by reference to Post-Effective Amendment No. 9.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(e)(3)                       Form of Second Amended and Restated Distribution Agreement between the
                             Registrant and MetLife Investors Distribution Company with respect to the Class B shares is incorporated by reference to Post-Effective
                             Amendment No. 9.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(e)(3)(i)                    Form of Amendment No. 1 to Second Amended and Restated Distribution
                             Agreement with respect to the Class B shares is incorporated by reference to Post-Effective Amendment No. 9.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(e)(4)                       Form of Amended and Restated Distribution Agreement between the
                             Registrant and MetLife Investors Distribution Company with respect to the Class E shares is incorporated by reference to Post-Effective
                             Amendment No. 9.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(e)(4)(i)                    Form of Amendment No. 1 to Amended and Restated Distribution Agreement
                             with respect to Class E shares is incorporated by reference to
                             Post-Effective Amendment No. 9.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(e)(5)(i)                  Form of Second Amended and Restated Distribution Agreement between the Registrant and MetLife Investors Distribution Company with respect to Class C shares is incorporated by reference to Post-Effective
                             Amendment No. 9.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(e)(5)(ii)                 Form of Amendment No. 1 to Second Amended and Restated Distribution
                             Agreement with respect to Class C shares is incorporated by reference to Post-Effective Amendment No. 9.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------




---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------




---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(f)                          Form of Deferred Compensation Plan is incorporated by reference to the
                             Registration Statement.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(g)(1)(i)                    Deleted.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(g)(1)(ii)                   Form of Custodian Agreement between Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective
                             Amendment No. 5.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(h)(1)(i)                    Deleted.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(1)(ii)                   Form of Transfer Agency and Service Agreement between Registrant and
                             State Street Bank and Trust Company is incorporated by reference to
                             Post-Effective Amendment No. 5.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(h)(2)(i)                    Deleted.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(2)(ii)                   Form of Administration Agreement between Registrant and State Street
                             Bank and Trust Company is incorporated by reference to Post-Effective
                             Amendment No. 5.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(3)(i)                    Revised Form of Expense Limitation Agreement between Registrant and
                             Met Investors Advisory Corp. is incorporated by reference to
                             Post-Effective Amendment No. 1 to the Registration Statement filed with the SEC on February 12, 2001 ("Post-Effective Amendment No. 1").

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(3)(ii)                   Form of Amendment No. 1 to Expense Limitation Agreement between
                             Registrant and Met Investors Advisory Corp. is incorporated by reference to Post-Effective Amendment No. 4.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(3)(iii)                  Form of Amended and Restated Expense Limitation Agreement between
                             Registrant and Met Investors Advisory Corp. is incorporated by reference to Post-Effective Amendment No. 6.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(3)(iv)                   Form of Amendment No. 1 to Amended and Restated Expense Limitation
                             Agreement between Registrant and Met Investors Advisory LLC is incorporated by reference to Post-Effective Amendment No. 6.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(h)(3)(v)                    Form of Amendment No. 2 to Amended and Restated Expense Limitation
                             Agreement between Registrant and Met Investors Advisory is incorporated by reference to Post-Effective Amendment No. 9.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(i)(1)                       Opinion and Consent of Sullivan & Worcester LLP dated October 23, 2000 is incorporated by reference to the Registration Statement.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(i)(2)                       Opinion and Consent of Sullivan & Worcester LLP dated December 29,
                             2000 is incorporated by reference to Pre-Effective Amendment No. 1.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(i)(3)                       Opinion and Consent of Sullivan & Worcester LLP dated July 23, 2001 is incorporated by reference to Post-Effective Amendment No. 4.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(i)(4)                       Opinion and Consent of Sullivan & Worcester LLP dated February 14,
                             2002 is incorporated by reference to Post-Effective Amendment No. 6.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(i)(5)                       Opinion and consent of Sullivan & Worcester LLP dated February 14,
                             2003 is incorporated by reference to Post-Effective Amendment No. 9.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(j)(1)                       Deleted.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(j)(2)                       Consent of Deloitte & Touche LLP is filed herein.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(k)                          Not Applicable.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(l)                          Not Applicable.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(m)(1)                       Form of Distribution Plan Pursuant to Rule 12b-1 for the Registrant's
                             Class B shares is incorporated by reference to the Registration
                             Statement.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(m)(2)                       Form of Distribution Plan Pursuant to Rule 12b-1 for the Registrant's
                             Class E shares is incorporated by reference to Post-Effective
                             Amendment No. 3 to the Registration Statement filed with the SEC on
                             May 18, 2001.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(m)(3)                       Form of Distribution Plan Pursuant to Rule 12b-1 for the Registrant's
                             Class C shares is incorporated by reference to Post-Effective
                             Amendment No. 6.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(n)                          Form of Plan Pursuant to Rule 18f-3 is incorporated by reference to the Registration Statement.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(o)                          Reserved

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(1)                       Code of Ethics of Met Investors Series Trust, Met Investors Advisory
                             Corp. and MetLife Investors Distribution Company is incorporated by reference to Pre-Effective Amendment No. 1.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(2)                       Code of Ethics of J.P. Morgan Investment Management Inc. is
                             incorporated by reference to Post-Effective Amendment No. 6.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(3)                       Code of Ethics of Lord, Abbett & Co. is incorporated by reference to the Registration Statement.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(4)                       Deleted.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(5)                       Deleted.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(6)                       Code of Ethics of Janus Capital Corporation is incorporated by reference to Pre-Effective Amendment No. 1.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(7)                       Code of Ethics of OppenheimerFunds, Inc. is incorporated by reference to Pre-Effective Amendment No. 1.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(8)                       Code of Ethics of Massachusetts Financial Services Company is
                             incorporated by reference to Pre-Effective Amendment No. 1.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(9)                       Code of Ethics of Putnam Investment Management, LLC is incorporated by reference to Pre-Effective Amendment No. 1.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(10)                      Code of Ethics of Pacific Investment Management Company LLC is
                             incorporated by reference to Post-Effective Amendment No. 6.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(p)(11)                      Code of Ethics of Allianz Dresdner Asset Management of America is
                             filed herein.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(12)                      Code of Ethics of AIM Advisors, Inc. is incorporated by reference to
                             Post-Effective Amendment No. 4.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(p)(13)                      Deleted.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(p)(14)                      Code of Ethics of EQSF Advisers, Inc. (currently known as Third Avenue
                             Management, LLC) is incorporated by reference to Post-Effective
                             Amendment No. 6.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(p)(15)                     Code of Ethics of T. Rowe Price Associates, Inc. is incorporated by reference to Post-Effective Amendment No. 9.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(p)(16)                      Code of Ethics of Harris Associates L.P. is incorporated by reference to Post-Effective Amendment No. 9.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(q)                          Powers of Attorney are incorporated by reference to Pre-Effective
                             Amendment No. 1 and Post-Effective Amendments No. 2 and No. 9.


---------------------------- ------------------------------------------------------------------------

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     As of the effective date of this Post-Effective Amendment, the separate accounts of Metropolitan Life Insurance Company, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, MetLife Investors Insurance Company of California, First MetLife Investors Insurance Company, New England Financial Life Insurance Company and General American Life Insurance Company control the Registrant by virtue of their ownership of substantially all of the Registrant's outstanding shares. Each such insurance company, other than Metropolitan Life Insurance Company, is a wholly-owned indirect subsidiary of Metropolitan Life Insurance Company.

Item 25.  INDEMNIFICATION

         Reference is made to the following documents:

          Agreement and Declaration of Trust, as filed as Exhibit (a)(1) hereto;

          By-Laws as filed as Exhibit 2 hereto; and


          Form of Participation Agreement between Registrant, Met Investors Advisory LLC. and a participating insurance company as filed as Exhibit (e)(1) hereto.


     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Registrant, its Trustees and officers, are insured under a policy of insurance maintained by the Registrant within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions suits or proceedings, and certain liabilities that might me imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

     See "Management of the Trust" in the Prospectus and "Officers and Trustees" in the Statement of Additional Information for information regarding Met Investors Advisory LLC (the "Manager"). For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Manager, reference is made to the Manager's current Form ADV filed under the Investment Advisers Act of 1940, incorporated herein by reference (File No. 801-10079).

     With respect to information regarding the Advisers, reference is hereby made to "Management of the Trust" in the Prospectus. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Advisers, reference is made to the current Form ADVs of the Advisers filed under the Investment Advisers Act of 1940, incorporated herein by reference and the file numbers of which are as follows:






Lord, Abbett & Co. LLC                                          Janus Capital Management LLC
         File No. 801-6997                                              File No. 801-13991

J.P. Morgan Investment Management Inc.                          OppenheimerFunds, Inc.
         File No. 801-21011                                             File No. 801-8253
Putnam Investment Management LLC                                Massachusetts Financial Services Company
         File No. 801-07974                                             File No. 801-17352
Pacific Investment Management Company LLC                       Allianz Dresdner Asset Management of America L.P.
         File No. 801-48187                                             File No. 801-31227

AIM Advisors, Inc.                                              Harris Associates L.P.
         File No. 801-12313                                     File No. 801-50333

Third Avenue Management LLC                                    T. Rowe Price Associates, Inc.
         File No. 801-27792                                     File No. 801-856


Item 27  Principal Underwriter


     (a) MetLife Investors Distribution Company is the principal underwriter for the following management investment companies (other than the Registrant) and separate accounts: MetLife Investors USA Life Insurance Company Separate Account A, MetLife Investors Variable Annuity Account Five, MetLife Investors Variable Annuity Account One, MetLife Investors Variable Life Account One, MetLife Investors Variable Life Account Five, First MetLife Investors Variable Annuity Account One.


     (b) Officers and Directors of MetLife Investors Distribution Company















           Name and Principal              Positions and Offices With Principal    Positions and Offices With Registrant
            Business Address                            Underwriter


Richard C. Pearson                         President, Director                           Vice President, Secretary
Paul Hipworth                              Executive Vice President, Chief
                                           Financial Director
Elizabeth M. Forget                        Executive Vice President, Investment              President, Trustee
                                           Advisory Services and Marketing
                                           Support, Director
Leslie Sutherland                          Executive Vice President, Broker
                                           Dealer and Bank Channel
Edward C. Wilson                           Executive Vice President, Wirehouse
                                           Channel, Director
Paul A. LaPiana                            Executive Vice President, Wealth
                                           Management Group
Jonnie L. Crawford                         Secretary
Brian J. Finneran                          Senior Vice President
Anthony J. Williamson                      Treasurer
Charles M. Deuth                           Vice President, National Accounts,
                                           Director
Deron J. Richens                           Vice President
Debora L. Buffington                       Vice President, Director of Compliance
James R. Fitzpatrick                       Vice President
Paul M. Kos                                Vice President
Paul A. Smith                              Vice President
Cathy Sturdivant                           Vice President
Paulina Vakouros                           Vice President
James Allen                                Assistant Vice President
Robert H. Bruce                            Assistant Vice President
Jeffrey A. Tupper                          Assistant Vice President                   Vice President, Chief Financial
                                                                                             Officer, Treasurer
James W. Koeger                            Assistant Treasurer
Brian A. Knoll                             Director
Michael K. Farrell                         Director
James P. Bossert                           Director


     The principal business address of each officer and director is 22 Corporate Plaza Drive, Newport Beach, California 92660.

         (c)      Inapplicable

Item 28  Location of Accounts and Records


     The Registrant maintains the records required by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 inclusive thereunder at its principal office, located at 22 Corporate Plaza Drive, Newport Beach, California 92660 as well as at the offices of its investment advisers and administrator: J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036; Lord, Abbett & Co. LLC, 90 Hudson Street, Jersey City, New Jersey 07302; Janus Capital Management LLC, 100 Fillmore Street, Denver, Colorado 80206; Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116; Putnam Investment Management LLC, One Post Office Square, Boston, Massachusetts 02109; Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, California 92660; Allianz Dresdner Asset Management of America L.P., 1345 Avenue of the Americas, 50th Floor, New York, New York 10105; OppenheimerFunds, Inc., 498 Seventh Avenue, New York, New York 10018; AIM Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046; Harris Associates L.P. , Two North La Salle Street, Suite 500, Chicago, Illinois 60602; Third Avenue Management LLC, 767 Third Avenue, New York, New York 10017; T. Rowe Price Associates Inc., 100 E. Pratt Street, Baltimore, MD 21202; and State Street Bank and Trust Company ("State Street"), One Federal Street, 9th Floor, Boston, Massachusetts 02206. Certain records, including records relating to the Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of State Street, the Registrant's transfer agent, dividend disbursing agent and custodian.


Item 29  Management Services

                  None

Item 30  Undertakings

                  Inapplicable

                                         SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, the Registrant, MET INVESTORS SERIES TRUST, has duly caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Newport Beach, State of California on the 30th day of April, 2003.


                                                     MET INVESTORS SERIES TRUST
                                                              Registrant


                                                     By: /s/Elizabeth M. Forget
                                                         Elizabeth M. Forget
                                                            President



     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 10 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.




Signature                                          Title                                  Date


/s/Elizabeth M. Forget                             President (principal executive      April 30, 2003
Elizabeth M. Forget                                officer), Trustee

/s/Jeffrey A. Tupper                              Chief Financial Officer and         April 30, 2003
Jeffrey A. Tupper                                 Treasurer

                                                   (principal financial and
                                                   accounting officer)


/s/Stephen M. Alderman*                            Trustee                             April 30, 2003

Stephen M. Alderman


/s/Jack R. Borsting*                               Trustee                             April 30, 2003

Jack R. Borsting





/s/Theodore A. Myers*                              Trustee                             April 30, 2003

Theodore A. Myers


/s/Tod H. Parrott*                                 Trustee                             April 30, 2003

 Tod H. Parrott


/s/Dawn M. Vroegop*                                Trustee                             April 30, 2003

Dawn M. Vroegop


/s/Roger T. Wickers*                               Trustee                             April 30, 2003

Roger T. Wickers


* By: /s/Robert N. Hickey
         Robert N. Hickey
         Attorney-in-fact
